UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI INVESTMENTS
                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2008

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO]
   SEI  New Ways.
        New Answers.(R)



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SEI Institutional Investments Trust
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Semi-Annual Report as of November 30, 2007

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Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

International Equity Fund

World Equity Ex-US Fund

Enhanced Income Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Extended Duration Fund

Emerging Markets Debt Fund

Real Return Plus Fund

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

TABLE OF CONTENTS

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Schedules of Investments                                                      1
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Statements of Assets and Liabilities                                        198
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Statements of Operations                                                    202
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Statements of Changes in Net Assets                                         206
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Financial Highlights                                                        212
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Notes to Financial Statements                                               214
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Disclosure of Fund Expenses                                                 227
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Board of Trustees Consideration in Approving
   the Advisory and Sub-Advisory Agreements                                 229
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
November 30, 2007

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SECTOR WEIGHTINGS+++:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology         15.6%
Financials                     15.5%
Health Care                    11.6%
Energy                         10.3%
Consumer Discretionary         10.0%
Short-Term Investments          9.9%
Consumer Staples                8.8%
Industrials                     8.0%
Telecommunication Services      4.0%
Materials                       3.1%
Utilities                       3.0%
U.S. Treasury Obligation        0.2%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.8%

CONSUMER DISCRETIONARY -- 10.8%
   Amazon.com (B)*                                        4,600   $         417
   Amerigon*                                              2,000              37
   AnnTaylor Stores*                                      1,200              37
   Apollo Group, Cl A (B)*                                3,000             230
   Asbury Automotive Group                                5,900              99
   Autoliv                                                4,000             234
   Autozone*                                              1,387             155
   Barnes & Noble                                         4,300             165
   Best Buy (B)                                           7,200             368
   Big Lots (B)*                                          4,300              80
   BorgWarner                                             2,000             193
   Brinker International                                 24,616             567
   Brunswick                                              4,600              94
   Cablevision Systems, Cl A*                            10,026             271
   Career Education*                                      2,700              78
   Carmax (B)*                                            1,400              32
   Carnival                                                 200               9
   CBS, Cl B (B)                                         38,569           1,058
   Centex                                                 3,300              69
   Central European Media Entertainment,
     Cl A*                                                  500              55
   Cheesecake Factory (B)*                                3,200              75
   Christopher & Banks                                    4,500              73
   Clear Channel Communications                           4,325             155
   Coach*                                                 8,973             333
   Comcast, Cl A (B)*                                    32,497             667
   CROCS (B)*                                             3,000             117
   Dick's Sporting Goods (B)*                             5,400             169
   DIRECTV Group*                                        31,100             773
   Discovery Holding, Cl A*                              10,500             257
   Dollar Tree Stores (B)*                               14,200             407
   Dow Jones (B)                                          1,800             108
   DreamWorks Animation SKG, Cl A*                          300               8
   Eastman Kodak (B)                                     12,600             296
   EchoStar Communications, Cl A*                         3,543             153
   Expedia*                                               7,400             241
   Family Dollar Stores                                     700              16

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                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Ford Motor (B)*                                       10,100   $          76
   Fortune Brands                                        10,408             798
   GameStop, Cl A*                                        2,600             149
   Gannett (B)                                           13,700             503
   Garmin*                                                  600              64
   General Motors (B)                                    17,961             536
   Gentex                                                14,200             281
   Genuine Parts                                          1,358              65
   Goodyear Tire & Rubber*                               10,600             305
   Group 1 Automotive (B)                                 1,100              30
   Guess?*                                                2,300             108
   Gymboree*                                              5,100             170
   Hanesbrands*                                           3,200              90
   Harley-Davidson                                        1,300              62
   Harman International Industries                        1,400             103
   Harrah's Entertainment                                 2,326             205
   Hasbro                                                19,500             542
   Home Depot                                            52,550           1,501
   IAC/InterActive (B)*                                  13,259             369
   Idearc                                                10,032             190
   International Game Technology                         45,000           1,965
   Interpublic Group (B)*                                16,800             159
   ITT Educational Services*                              1,500             170
   J.C. Penney                                            6,097             269
   Jack in the Box*                                       7,200             216
   Jarden*                                                  700              18
   John Wiley & Sons, Cl A                                  800              34
   Johnson Controls                                       9,616             371
   Jones Apparel Group (B)                                4,700              88
   KB Home (B)                                            7,800             163
   Kimball International, Cl B                            1,900              25
   Kohl's*                                                2,794             138
   Lamar Advertising, Cl A (B)                            5,854             304
   Liberty Global, Cl A (B)*                             13,374             543
   Liberty Media Holding-Capital, Ser A*                  4,800             571
   Liberty Media Holding-Interactive, Cl A*                 500              10
   Limited Brands                                         3,600              72
   Lowe's                                                37,070             905
   Macy's                                                14,700             436
   Magna International, Cl A*                             1,800             152
   Marvel Entertainment*                                  4,000             111
   Mattel                                                22,500             450
   McDonald's                                            55,345           3,236
   McGraw-Hill                                           28,697           1,408
   Meredith                                               1,000              55
   MGM Mirage*                                           21,500           1,860
   Mohawk Industries (B)*                                 1,200              97
   Morgans Hotel Group*                                   5,700             105
   Newell Rubbermaid                                     12,534             336
   News, Cl A                                            15,239             321
   Nike, Cl B (B)                                        18,130           1,190


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SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007       1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Nordstrom                                                900   $          30
   Omnicom Group (B)                                      2,860             139
   Orient-Express Hotels, Cl A                              400              25
   Panera Bread, Cl A (B)*                                  900              36
   Papa John's International (B)*                         2,200              52
   Penn National Gaming*                                  2,200             131
   Phillips-Van Heusen                                    1,400              59
   Polo Ralph Lauren                                      2,122             146
   Pulte Homes (B)                                        5,200              53
   R.H. Donnelley (B)*                                    3,200             142
   RadioShack (B)                                         6,000             111
   Regal Entertainment Group, Cl A (B)                    1,200              24
   Rent-A-Center*                                         3,900              55
   Reuters Group ADR*                                    13,000             974
   Ross Stores                                            1,100              29
   Royal Caribbean Cruises                                  100               4
   Saks (B)                                               3,900              80
   Service International                                  9,800             130
   Shaw Communications, Cl B*                            11,800             292
   Sherwin-Williams                                       5,825             366
   Snap-On                                                  617              30
   Staples*                                              77,000           1,825
   Starbucks*                                            17,940             420
   Target                                                 8,464             508
   Thor Industries                                        4,200             148
   Tiffany                                                2,000              93
   Tim Hortons                                            1,395              54
   Time Warner                                          108,763           1,877
   Time Warner Cable, Cl A (B)*                           1,200              31
   TJX                                                    1,300              38
   Tribune (B)                                            7,548             234
   Urban Outfitters*                                        900              24
   Valassis Communications (B)*                           6,700              83
   VF                                                     3,059             229
   Viacom, Cl B*                                         22,858             960
   WABCO Holdings*                                        1,433              67
   Walt Disney                                           32,142           1,065
   Warnaco Group*                                         3,300             122
   Weight Watchers International                         27,400           1,308
   Wendy's International                                  3,100              87
   Whirlpool                                              1,100              89
   Williams-Sonoma (B)                                   12,210             355
   Winnebago Industries (B)                               5,100             110
   Wyndham Worldwide                                      2,800              82
   Wynn Resorts (B)*                                        800             102
   Yum! Brands                                           16,054             596
                                                                  --------------
                                                                         43,436
                                                                  --------------
CONSUMER STAPLES -- 9.4%
   Alberto-Culver                                         3,300              84
   Altria Group                                          26,444           2,051
   Anheuser-Busch                                        16,279             858
   Archer-Daniels-Midland                                11,400             414

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Avon Products                                          3,600   $         148
   Brown-Forman, Cl B                                       500              35
   Bunge                                                  1,200             135
   Campbell Soup                                          6,445             237
   Church & Dwight (B)                                    2,100             118
   Coca-Cola                                             48,201           2,993
   Coca-Cola Enterprises                                 18,000             467
   Colgate-Palmolive                                     13,426           1,075
   ConAgra Foods                                         25,800             646
   Corn Products International                            1,800              71
   Costco Wholesale (B)                                  17,400           1,173
   CVS                                                   53,477           2,144
   Dean Foods                                             2,833              71
   Energizer Holdings (B)*                                2,100             239
   Estee Lauder, Cl A                                     1,900              85
   General Mills                                          9,546             574
   Hansen Natural*                                          200               9
   HJ Heinz                                               4,907             232
   Hormel Foods                                           6,600             262
   JM Smucker                                             2,300             113
   Kellogg                                                5,182             280
   Kimberly-Clark                                        10,554             737
   Kraft Foods, Cl A                                     12,344             426
   Kroger                                                46,222           1,329
   Loews - Carolina                                       3,159             281
   McCormick                                                781              30
   Molson Coors Brewing, Cl B                             8,500             458
   NBTY*                                                  2,000              60
   Nu Skin Enterprises, Cl A                              3,500              62
   Pepsi Bottling Group                                   6,700             286
   PepsiAmericas                                          1,200              41
   PepsiCo                                               47,997           3,704
   Pilgrim's Pride                                        2,400              63
   Prestige Brands Holdings (B)*                          2,300              19
   Procter & Gamble                                     110,528           8,179
   Ralcorp Holdings*                                        600              37
   Reynolds American (B)                                 13,560             949
   Safeway (B)                                           23,076             803
   Sara Lee                                              12,700             214
   Smithfield Foods*                                        600              18
   Supervalu                                             16,581             694
   Sysco                                                    424              14
   Tyson Foods, Cl A                                     20,100             300
   UST                                                    2,200             127
   Wal-Mart Stores                                       49,312           2,362
   Walgreen (B)                                          43,000           1,573
   WM Wrigley Jr.                                        10,586             678
                                                                  --------------
                                                                         37,958
                                                                  --------------
ENERGY -- 11.1%
   Apache                                                 2,904             281
   Baker Hughes                                          36,151           2,902
   BP ADR*                                                1,200              87


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2       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

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                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cabot Oil & Gas                                        2,600   $          90
   Cameron International*                                 8,829             823
   Cheniere Energy (B)*                                   1,600              56
   Chesapeake Energy (B)                                 14,900             564
   Chevron                                               68,398           6,003
   Cimarex Energy                                         2,400              93
   ConocoPhillips                                        45,527           3,644
   Denbury Resources*                                       300              16
   Devon Energy                                          11,890             985
   Diamond Offshore Drilling                                400              47
   Dresser-Rand Group*                                    3,500             125
   EOG Resources                                          2,000             166
   Exxon Mobil                                          137,535          12,263
   FMC Technologies*                                        500              28
   Forest Oil*                                              300              14
   Frontier Oil                                             100               4
   Global Industries*                                     3,600              80
   Grant Prideco*                                           700              34
   Halliburton                                           41,700           1,527
   Helmerich & Payne                                      1,300              45
   Hess                                                   6,053             431
   Holly                                                  3,100             150
   Hornbeck Offshore Services (B)*                        7,200             296
   Marathon Oil                                          34,588           1,933
   Murphy Oil                                               500              36
   National Oilwell Varco*                                2,600             177
   Noble                                                  1,500              78
   Noble Energy                                           4,374             315
   Occidental Petroleum                                  24,070           1,679
   Oceaneering International*                               200              13
   Patterson-UTI Energy                                  11,300             213
   Petro-Canada*                                          4,800             232
   Quicksilver Resources (B)*                               100               5
   Range Resources                                          900              37
   Schlumberger                                          40,406           3,776
   SEACOR Holdings*                                       1,200             109
   Smith International                                    1,400              88
   Southwestern Energy*                                     400              20
   Suncor Energy*                                        19,522           1,869
   Sunoco (B)                                             8,900             597
   Superior Energy Services*                              1,300              45
   Teekay Shipping (B)                                    1,100              62
   Tesoro                                                 5,000             246
   Tidewater                                                900              44
   Transocean (B)                                         1,880             258
   Unit*                                                    300              13
   Valero Energy                                         10,900             709
   Weatherford International (B)*                        18,260           1,143
   Williams                                                 800              28
   XTO Energy                                             1,510              93
                                                                  --------------
                                                                         44,572
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 16.6%
   ACE                                                    1,600   $          96
   Aflac                                                  2,140             134
   Alleghany*                                               204              83
   Allied Capital                                            67               2
   Allied World Assurance Holdings                          300              14
   Allstate                                              29,260           1,496
   American Capital Strategies (B)                        1,046              39
   American Express                                      27,772           1,638
   American Financial Group                              10,200             298
   American International Group                          68,320           3,971
   Ameriprise Financial                                   5,158             303
   Annaly Capital Management+                            22,400             385
   Anthracite Capital+ (B)                                  294               2
   AON (B)                                                8,261             413
   Apollo Investment                                        400               7
   Assurant                                               7,507             491
   Astoria Financial                                      7,061             177
   Axis Capital Holdings                                 14,900             568
   Bank of America                                      132,109           6,094
   Bank of New York Mellon                                6,986             335
   BB&T                                                  10,634             384
   Bear Stearns                                             444              44
   Charles Schwab                                        53,665           1,305
   Chubb                                                 19,560           1,067
   CIT Group                                             26,748             711
   Citigroup                                            147,063           4,897
   City National                                            400              26
   CME Group                                              4,439           2,924
   Comerica                                              23,897           1,094
   Countrywide Financial (B)                              5,100              55
   Credicorp                                                300              21
   Discover Financial Services*                          31,683             550
   Eaton Vance                                            7,600             333
   Endurance Specialty Holdings                           4,800             194
   Everest Re Group                                       2,600             273
   Fannie Mae                                             8,114             312
   Federated Investors, Cl B                              4,200             171
   Fidelity National Financial, Cl A                      9,900             155
   Fifth Third Bancorp                                   12,200             365
   First American                                         3,300             113
   Forest City Enterprises, Cl A                          2,352             118
   Franklin Resources                                     5,171             637
   Freddie Mac                                           40,342           1,415
   General Growth Properties+                             2,100              98
   Genworth Financial, Cl A                              11,100             291
   Goldman Sachs Group                                    8,164           1,850
   Hartford Financial Services Group                      7,825             746
   Hudson City Bancorp                                    8,600             131
   Huntington Bancshares                                    800              13
   IndyMac Bancorp (B)                                    5,100              49
   IntercontinentalExchange (B)*                         14,000           2,337
   iStar Financial+                                         600              18


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SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007       3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Janus Capital Group                                   16,100   $         540
   JER Investors Trust+ (B)                               5,100              50
   Jones Lang LaSalle                                     4,900             412
   JPMorgan Chase                                       117,405           5,356
   Keycorp                                               22,317             588
   Legg Mason                                             5,170             394
   Lehman Brothers Holdings (B)                           6,664             417
   Leucadia National (B)                                  2,500             117
   Lincoln National                                       2,400             148
   Loews                                                 11,947             571
   Markel*                                                  329             159
   Marsh & McLennan                                       3,625              91
   MBIA (B)                                              10,200             372
   Merrill Lynch                                         21,828           1,308
   Metlife                                                6,490             426
   MF Global*                                             2,100              61
   MGIC Investment (B)                                    4,900             115
   Montpelier Re Holdings (B)                             5,300              92
   Moody's (B)                                            9,259             349
   Morgan Stanley                                        40,472           2,134
   National City                                         12,399             245
   Nationwide Financial Services, Cl A                    6,300             282
   New York Community Bancorp                             1,300              24
   Newcastle Investment+ (B)                             11,300             147
   Northern Trust                                           465              38
   NorthStar Realty Finance+ (B)                         13,500             124
   Old Republic International                            15,800             237
   Oriental Financial Group                               3,800              51
   PartnerRe                                                500              41
   Platinum Underwriters Holdings                         1,100              40
   PNC Financial Services Group                           1,629             119
   Prudential Financial                                   7,000             659
   Regions Financial                                     30,662             810
   Safeco (B)                                            12,062             696
   SeaBright Insurance Holdings*                          2,000              31
   Security Capital Assurance (B)                         4,300              30
   SL Green Realty+                                         516              54
   SLM                                                    1,400              53
   State Street                                             101               8
   SunTrust Banks                                         9,368             657
   T. Rowe Price Group                                      232              14
   TD Ameritrade Holding (B)*                            22,800             426
   Thomas Properties Group                                1,900              20
   Torchmark                                              4,245             262
   Travelers                                             44,234           2,349
   UnionBanCal                                            3,700             200
   United PanAm Financial*                                2,100              12
   UnumProvident                                         10,750             267
   US Bancorp                                            36,052           1,193
   Wachovia                                              38,389           1,651
   Washington Mutual (B)                                 46,724             911
   Wells Fargo                                           49,946           1,620
   WR Berkley                                             5,700             174

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   XL Capital, Cl A                                       5,658   $         331
   Zions Bancorporation                                      51               3
                                                                  --------------
                                                                         66,722
                                                                  --------------
HEALTH CARE -- 12.5%
   Abbott Laboratories                                   30,608            1,760
   Aetna                                                  5,100              285
   Alcon                                                  1,008              140
   Allergan                                              50,274            3,370
   AmerisourceBergen                                      8,642              392
   Amgen*                                                 5,700              315
   Amylin Pharmaceuticals (B)*                           12,050              460
   Baxter International                                  19,114            1,144
   Beckman Coulter                                          400               28
   Becton Dickinson                                       9,897              819
   Biogen Idec*                                             300               22
   Bristol-Myers Squibb                                   8,913              264
   C.R. Bard                                                200               17
   Cardinal Health                                        6,784              411
   Celgene*                                              16,736            1,030
   Cerner*                                                  600               36
   Charles River Laboratories International*              2,500              159
   Chemed                                                 1,300               70
   Cigna                                                 21,744            1,166
   Covance*                                               1,200              105
   Coventry Health Care*                                    300               17
   Covidien*                                              3,000              120
   Cutera*                                                1,500               23
   Dentsply International                                   400               17
   Dionex*                                                  400               34
   Eli Lilly                                             14,904              789
   Express Scripts*                                      10,000              678
   Forest Laboratories*                                     272               11
   Gen-Probe*                                               400               27
   Genentech*                                            40,460            3,085
   Gilead Sciences*                                      40,298            1,876
   Health Net*                                            1,700               83
   Hillenbrand Industries                                 1,300               70
   HLTH*                                                  4,400               62
   Hospira*                                                 300               13
   Idexx Laboratories*                                    3,000              182
   Intuitive Surgical*                                      300               98
   Invitrogen*                                            5,800              563
   Johnson & Johnson                                     64,094            4,342
   Kinetic Concepts (B)*                                  2,100              123
   King Pharmaceuticals*                                 36,384              385
   Laboratory of America Holdings*                          852               62
   Manor Care (B)                                         1,887              122
   McKesson                                                 717               48
   Medco Health Solutions*                                5,573              557
   Medtronic                                             11,471              583
   Mentor (B)                                             3,500              132
   Merck                                                 85,274            5,062


--------------------------------------------------------------------------------
4       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Millennium Pharmaceuticals*                              500   $           7
   Mylan Laboratories (B)                                18,200             262
   OSI Pharmaceuticals*                                   1,700              79
   PDL BioPharma (B)*                                     6,900             122
   PerkinElmer                                            5,000             136
   Pfizer                                               219,879           5,224
   Pharmaceutical Product Development                       500              21
   Possis Medical*                                          900              14
   Quest Diagnostics                                        300              17
   Respironics*                                             100               5
   Schering-Plough                                       47,668           1,492
   Sierra Health Services*                                1,100              46
   Spectranetics*                                         3,700              56
   St. Jude Medical*                                     33,830           1,345
   Stryker*                                              18,491           1,343
   Tenet Healthcare (B)*                                 19,500             107
   Thermo Fisher Scientific*                             23,853           1,375
   UnitedHealth Group                                    64,707           3,559
   VCA Antech*                                              958              39
   Warner Chilcott, Cl A*                                 1,900              35
   Waters*                                                1,900             148
   Watson Pharmaceuticals*                                  900              26
   WellCare Health Plans*                                   700              27
   WellPoint*                                            13,260           1,117
   Wyeth                                                 23,360           1,147
   Zimmer Holdings*                                      22,500           1,456
                                                                  --------------
                                                                         50,362
                                                                  --------------
INDUSTRIALS -- 8.7%
   3M                                                     1,998             166
   Acuity Brands                                          3,100             122
   Administaff                                            5,500             180
   AGCO (B)*                                              1,600             110
   Alliant Techsystems*                                     400              47
   Allied Waste Industries*                               9,200             105
   Ametek                                                   400              18
   Applied Industrial Technologies                        1,700              51
   Avis Budget Group*                                     6,260              94
   BE Aerospace*                                          1,800              85
   Boeing                                                 7,680             711
   Burlington Northern Santa Fe                             285              24
   C.H. Robinson Worldwide                                  387              20
   Carlisle                                                 900              36
   Caterpillar                                            8,000             575
   Ceradyne*                                              1,200              59
   ChoicePoint*                                           5,500             208
   Con-way                                                  366              15
   Cooper Industries, Cl A                                1,000              50
   Corrections of America*                                4,100             125
   CRA International*                                     1,000              46
   Crane                                                    300              14
   CSX                                                    4,490             189
   Cummins                                                4,300             503

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Danaher                                                1,280   $         111
   Deere                                                  1,900             326
   Delta Air Lines*                                       1,900              38
   Diamond Management & Technology Consultants (B)        2,600              19
   Dun & Bradstreet                                         907              81
   Eaton                                                  6,991             624
   Emerson Electric                                      34,164           1,948
   Expeditors International Washington                   35,000           1,642
   Fastenal                                                 900              36
   First Solar*                                             600             142
   Flowserve                                                200              19
   Fluor                                                    300              44
   Foster Wheeler*                                        1,100             164
   General Cable*                                           500              37
   General Dynamics                                       1,786             159
   General Electric                                     259,943           9,953
   Goodrich                                               1,200              86
   Harsco                                                   600              36
   Hertz Global Holdings*                                 1,500              29
   Honeywell International                               22,118           1,252
   Hubbell, Cl B                                            900              49
   Illinois Tool Works                                      300              17
   Ingersoll-Rand, Cl A                                  17,661             912
   ITT                                                    1,060              68
   Jacobs Engineering Group*                                600              50
   JB Hunt Transport Services (B)                         2,700              71
   Kansas City Southern*                                    200               7
   Kennametal                                               400              31
   L-3 Communications Holdings                            1,900             210
   Labor Ready*                                           6,400              96
   Lennox International                                   2,000              68
   Lockheed Martin                                       11,085           1,227
   Manitowoc                                              1,900              83
   Manpower                                               2,300             141
   Masco                                                 22,700             508
   McDermott International*                                 600              31
   MSC Industrial Direct, Cl A                            1,300              56
   Norfolk Southern                                       5,200             266
   Northrop Grumman                                      22,475           1,771
   Northwest Airlines*                                    2,100              38
   Nuco2*                                                 1,200              33
   Oshkosh Truck                                            700              34
   Paccar                                                 2,914             147
   Pall                                                   3,800             145
   Parker Hannifin                                       11,200             890
   Pentair                                                1,000              34
   PeopleSupport*                                         2,800              39
   Precision Castparts                                    3,425             505
   Quanta Services*                                       4,000             110
   Raytheon                                               5,588             346
   Robert Half International                              4,400             119
   Rockwell Automation                                    7,700             523
   Rockwell Collins                                         132              10


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007       5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares     $ Thousands)
--------------------------------------------------------------------------------
   Roper Industries                                          52   $           3
   RR Donnelley & Sons                                    1,500              55
   Ryder System                                           3,200             139
   Saia*                                                  2,400              31
   Shaw Group*                                              400              25
   SPX                                                    1,229             125
   Steelcase, Cl A                                       17,700             268
   Stericycle*                                            8,302             489
   Sunpower, Cl A (B)*                                      300              37
   Teleflex                                                 300              18
   Terex*                                                 2,200             142
   Textron                                                  500              35
   Thomas & Betts*                                        3,800             207
   Timken                                                 1,000              32
   Toro                                                   1,000              56
   Trane                                                    500              18
   Trinity Industries (B)                                 5,200             132
   Tyco International                                     2,300              92
   UAL*                                                     100               4
   Union Pacific                                          1,481             187
   United Parcel Service, Cl B                           24,908           1,835
   United Rentals (B)*                                    1,300              30
   United Technologies                                   24,499           1,832
   Waste Management                                       6,500             223
   WW Grainger                                              200              18
                                                                  --------------
                                                                         34,967
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.8%
   Accenture, Cl A (B)                                    6,400             221
   Activision*                                            2,200              49
   ADC Telecommunications*                                1,900              31
   Adobe Systems*                                         4,832             204
   Advent Software (B)*                                   1,400              71
   Agilent Technologies*                                 14,300             541
   Alliance Data Systems (B)*                             1,400             109
   Analog Devices                                         2,200              68
   Apple*                                                23,157           4,220
   Applied Materials                                      7,740             146
   Arrow Electronics*                                     7,265             269
   Autodesk*                                                700              33
   Automatic Data Processing                              8,946             403
   Avnet*                                                10,700             369
   BMC Software*                                          5,021             166
   Cadence Design Systems (B)*                           16,496             274
   Check Point Software Technologies*                     6,600             151
   Ciena*                                                 1,000              44
   Cisco Systems*                                       116,420           3,262
   Citrix Systems*                                        1,100              41
   CommScope*                                             2,500             101
   Computer Sciences*                                     5,500             290
   Compuware*                                            10,700              88
   Cree (B)*                                                800              20
   Cypress Semiconductor*                                 1,900              63

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Dell*                                                  3,800   $          93
   Diebold                                                1,400              47
   DST Systems*                                             922              78
   eBay*                                                 77,600           2,602
   Electronic Arts (B)*                                  28,556           1,604
   Electronic Data Systems                                7,500             152
   EMC*                                                   7,000             135
   F5 Networks*                                           1,100              29
   Factset Research Systems                               1,000              63
   Fidelity National Information Services                 3,951             171
   Google, Cl A*                                         10,935           7,578
   Harris                                                 1,800             113
   Hewitt Associates, Cl A*                               3,700             139
   Hewlett-Packard                                       55,660           2,848
   Ingram Micro, Cl A*                                    3,600              72
   Integrated Device Technology*                          8,300             101
   Intel                                                104,586           2,728
   International Business Machines (B)                   25,936           2,728
   Intersil, Cl A                                        11,200             279
   Intuit*                                               78,000           2,287
   Jabil Circuit                                          3,000              51
   Juniper Networks*                                     32,700             972
   Kla-Tencor                                               200              10
   Lam Research*                                          8,800             403
   Linear Technology (B)                                 21,567             657
   Mastercard, Cl A                                       1,900             381
   McAfee*                                                3,800             148
   MEMC Electronic Materials*                             1,754             136
   Mettler Toledo International*                          1,265             147
   Microchip Technology                                   1,300              37
   Microsoft                                            153,034           5,142
   Motorola                                              12,900             206
   MPS Group*                                             2,000              22
   NAVTEQ*                                                1,000              75
   NCR*                                                   2,500              60
   Network Appliance*                                    13,800             341
   Nvidia*                                               10,150             320
   Oracle*                                               24,511             495
   Paychex (B)                                           54,000           2,106
   Phoenix Technologies*                                  2,300              31
   Qualcomm                                             124,837           5,091
   Red Hat*                                               2,200              44
   Research In Motion*                                   44,270           5,039
   SanDisk (B)*                                          28,500           1,067
   Sanmina-SCI*                                          34,739              61
   Seagate Technology (B)                               110,500           2,850
   Silicon Laboratories*                                    300              11
   SYKES Enterprises*                                     2,500              46
   Symantec (B)*                                         27,840             495
   Synopsys*                                              3,109              76
   Tech Data*                                             2,816             106
   Teradata*                                             54,500           1,415
   Texas Instruments                                      9,532             301
   Trimble Navigation (B)*                                  900              33


--------------------------------------------------------------------------------
6       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Tyco Electronics*                                      1,500   $          56
   Varian Semiconductor Equipment
      Associates*                                         2,200              91
   VeriFone Holdings*                                       200              10
   VeriSign*                                              1,400              57
   Vishay Intertechnology*                               18,400             230
   VMware, Cl A (B)*                                        200              18
   Western Digital*                                       6,300             174
   Western Union                                         72,772           1,645
   Xerox*                                                48,679             822
   Yahoo! (B)*                                           21,061             565
   Zoran*                                                10,200             223
                                                                  --------------
                                                                         67,347
                                                                  --------------
MATERIALS -- 3.3%
   Air Products & Chemicals                                 300              30
   AK Steel Holding*                                      4,000             178
   Albemarle                                              1,300              57
   Alcoa                                                 32,200           1,171
   Allegheny Technologies                                 1,400             137
   Ball                                                   1,500              69
   Cabot                                                    400              14
   Carpenter Technology                                   2,400             181
   Celanese, Ser A                                        4,700             187
   Cleveland-Cliffs                                       1,100              99
   Crown Holdings*                                        3,200              82
   Domtar*                                               13,000              99
   Dow Chemical                                          41,340           1,734
   E.I. Du Pont de Nemours                               14,965             691
   Eastman Chemical                                       4,200             270
   FMC                                                      300              16
   Freeport-McMoRan Copper &  Gold,
     Cl B                                                   308              31
   Huntsman                                               1,900              48
   International Flavors & Fragrances                     2,200             110
   International Paper                                   23,000             776
   Lubrizol                                               7,803             501
   Lyondell Chemical                                      3,800             179
   Martin Marietta Materials (B)                          1,600             215
   MeadWestvaco                                             500              16
   Methanex                                               6,000             179
   Monsanto                                               1,492             148
   Mosaic*                                                3,700             256
   Nalco Holding                                          4,900             117
   Newmont Mining                                         1,300              65
   Nova Chemicals                                         3,500             113
   Nucor                                                 11,500             681
   Olin                                                   9,300             195
   Owens-Illinois*                                        5,600             251
   Pactiv*                                                4,500             114
   PPG Industries                                         3,100             213
   Praxair                                               23,051           1,968
   Reliance Steel & Aluminum                              1,700              88

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Rohm & Haas                                            1,700   $          92
   Sealed Air                                               260               6
   Smurfit-Stone Container*                               6,100              67
   Sonoco Products                                        6,076             185
   Southern Copper (B)                                    1,900             210
   Steel Dynamics                                           600              30
   Temple-Inland                                          4,600             211
   United States Steel                                    6,300             616
   Valspar                                               11,600             261
   Vulcan Materials (B)                                   2,697             240
   Weyerhaeuser                                           3,000             220
                                                                  --------------
                                                                         13,417
                                                                  --------------
TELECOMMUNICATION SERVICES -- 4.4%
   American Tower, Cl A*                                 20,407             929
   AT&T                                                 198,597           7,589
   Atlantic Tele-Network                                    500              19
   CenturyTel                                             7,929             338
   Citizens Communications (B)                            7,218              94
   Crown Castle International*                           53,043           2,225
   Embarq                                                 2,499             127
   Leap Wireless International*                           1,200              42
   Sprint Nextel                                        123,646           1,919
   Telephone & Data Systems                               3,100             193
   Verizon Communications                                88,733           3,834
   Vodafone Group ADR*                                    1,000              37
   Windstream                                            13,300             172
                                                                  --------------
                                                                         17,518
                                                                  --------------
UTILITIES -- 3.2%
   AES*                                                  26,500             579
   Allegheny Energy*                                        522              32
   Alliant Energy                                         6,700             278
   Ameren (B)                                             9,600             517
   American Electric Power                               27,331           1,303
   Atmos Energy                                           7,000             183
   Centerpoint Energy (B)                                11,600             207
   CMS Energy                                             8,850             154
   Consolidated Edison (B)                                6,400             310
   Constellation Energy Group                             4,599             461
   Dominion Resources (B)                                 8,704             411
   DTE Energy (B)                                        13,500             662
   Duke Energy                                           12,200             241
   Dynegy, Cl A*                                         11,900              91
   Edison International                                   6,000             336
   Energen                                                2,100             134
   Entergy                                                3,900             466
   Equitable Resources                                    3,500             185
   Exelon                                                 1,054              85
   FirstEnergy                                           18,103           1,241
   FPL Group                                              6,600             460
   MDU Resources Group                                      121               3
   Mirant (B)*                                           10,000             386


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007       7

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)
November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   National Fuel Gas                                      1,400   $          67
   Northeast Utilities                                    2,700              85
   NRG Energy (B)*                                        9,686             411
   Oneok                                                  2,700             126
   Pepco Holdings                                        11,200             315
   PG&E                                                  10,819             501
   Portland General Electric                                900              24
   PPL                                                    4,765             243
   Progress Energy                                        2,600             127
   Public Service Enterprise Group                        6,720             643
   Questar                                                  500              27
   Reliant Energy*                                       22,600             589
   Sempra Energy                                          1,967             123
   Southern                                                 539              20
   UGI                                                    1,900              50
   Wisconsin Energy                                       4,700             225
   Xcel Energy (B)                                       21,945             506
                                                                  --------------
                                                                         12,807
                                                                  --------------
Total Common Stock
   (Cost $317,148) ($ Thousands)                                        389,106
                                                                  --------------

CORPORATE OBLIGATION (C) (E) -- 0.1%

FINANCIALS -- 0.1%
   SLM MTN
      4.660%, 12/17/07                             $        563             563
                                                                  --------------
Total Corporate Obligation
   (Cost $563) ($ Thousands)                                                563
                                                                  --------------

                                                     Number of
                                                      Warrants
                                                    ----------
WARRANTS -- 0.0%

FINANCIALS -- 0.0%
   Lucent Technologies, Expires 12/10/07*                   758              --
                                                                  --------------
Total Warrants
   (Cost $--) ($ Thousands)                                                  --
                                                                  --------------

CASH EQUIVALENTS -- 10.6%
   First Union Cash Management
      Program, 4.370%**                                 811,038             811
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.020%**++                               10,589,267          10,589
   SEI Liquidity Fund L.P.,
      5.110%**++ (C)                                 31,260,121          31,260
                                                                  --------------
Total Cash Equivalents
   (Cost $42,660) ($ Thousands)                                          42,660
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
   U.S. Treasury Bill
      3.023%, 02/21/08                             $        975   $         969
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $969) ($ Thousands)                                                969
                                                                  --------------
Total Investments -- 107.7%
   (Cost $361,340) ($ Thousands)                                  $     433,298
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------
                                                              UNREALIZED
         TYPE OF                 NUMBER OF      EXPIRATION   DEPRECIATION
        CONTRACT                 CONTRACTS         DATE      ($ THOUSANDS)
--------------------------------------------------------------------------
S&P 500 Composite Index              21          Dec-2007            $(162)
S&P Mid 400 Index E-Mini             14          Dec-2007              (32)
                                                                     -----
                                                                     $(194)
                                                                     =====

Percentages are based on Net Assets of $402,155 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at November 30, 2007 (see Note 9). The total value of securities on loan at November 30, 2007 was $30,978 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2007 was $31,823 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007.

ADR -- American Depositary Receipt
Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Large Cap Diversified Alpha Fund

November 30, 2007

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                        15.7%
Mutual Fund                                   14.0%
Financials                                    12.9%
Health Care                                   11.2%
Consumer Discretionary                        10.6%
Industrials                                    9.8%
Energy                                         8.1%
Consumer Staples                               6.7%
Materials                                      3.5%
Telecommunication Services                     3.0%
Utilities                                      2.5%
Short-Term Investment                          1.1%
U.S. Treasury Obligations                      0.9%

+++   Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.8%

CONSUMER DISCRETIONARY -- 12.0%
   Abercrombie & Fitch, Cl A (B)                          6,300   $         517
   Amazon.com*                                            6,926             627
   American Eagle Outfitters                              2,800              64
   Amerigon*                                              2,800              51
   AnnTaylor Stores* (B)                                 10,820             330
   Apollo Group, Cl A*                                      900              69
   Asbury Automotive Group                                5,700              95
   Autozone*                                              1,700             190
   Best Buy (B)                                          40,165           2,050
   Big Lots* (B)                                         41,853             781
   BorgWarner                                               900              87
   Brinker International (B)                             33,600             774
   Cablevision Systems, Cl A* (B)                        26,906             727
   Career Education*                                      3,100              89
   Carmax*                                                1,200              27
   Carnival                                                 400              18
   CBS, Cl B                                             11,100             305
   Central European Media Entertainment,
     Cl A*                                                  500              55
   Cheesecake Factory* (B)                               18,600             433
   Choice Hotels International                              307              11
   Christopher & Banks                                    6,800             110
   Clear Channel Communications                           5,538             199
   Coach* (B)                                            17,800             661
   Coldwater Creek*                                         272               2
   Comcast, Cl A* (B)                                    40,726             837
   CROCS*                                                 3,400             133
   Darden Restaurants (B)                                 9,500             378
   DIRECTV Group* (B)                                    85,944           2,137
   Discovery Holding, Cl A*                              13,200             323
   Dollar Tree Stores* (B)                               28,000             803
   Dow Jones                                              2,255             135
   DreamWorks Animation SKG, Cl A*                          600              16
   Eastman Kodak (B)                                     16,320             383
   EchoStar Communications, Cl A* (B)                    18,699             806
   Expedia*                                              10,073             328

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Family Dollar Stores                                   2,900   $          68
   Ford Motor* (B)                                       87,643             658
   GameStop, Cl A*                                        3,000             172
   Gannett                                                2,200              81
   Gap                                                    3,093              63
   Garmin*                                                  700              75
   General Motors (B)                                    16,613             496
   Gentex (B)                                            24,100             478
   Genuine Parts                                          1,500              72
   Goodyear Tire & Rubber*                               18,088             520
   Group 1 Automotive                                       800              22
   Guess?*                                                2,800             131
   Gymboree*                                              9,600             320
   Hanesbrands* (B)                                      21,528             608
   Harley-Davidson                                        4,600             221
   Harman International Industries                        1,600             118
   Harrah's Entertainment                                 2,827             249
   Hasbro (B)                                            30,219             839
   Home Depot (B)                                        22,700             648
   IAC/InterActive*                                      11,883             331
   Idearc                                                 9,060             171
   International Game Technology                         60,000           2,620
   Interpublic Group*                                    78,584             746
   ITT Educational Services*                              1,700             192
   J Crew Group*                                          4,600             221
   J.C. Penney (B)                                        7,600             335
   Jack in the Box*                                       7,500             225
   Jarden*                                                2,405              63
   John Wiley & Sons, Cl A                                  900              38
   Johnson Controls (B)                                  13,184             509
   Jones Apparel Group                                    2,800              52
   Kimball International, Cl B                            2,000              27
   Kohl's* (B)                                            2,443             120
   Lamar Advertising, Cl A                                8,600             447
   Leggett & Platt                                        2,400              49
   Liberty Global, Cl A* (B)                             26,700           1,085
   Liberty Media Holding-Capital, Ser A*                  4,700             560
   Liberty Media Holding-Interactive, Cl A*                 600              12
   Limited Brands                                         7,700             155
   Magna International, Cl A* (B)                         5,800             489
   Marriott International, Cl A (B)                      17,913             672
   Marvel Entertainment*                                  3,000              83
   Mattel                                                17,400             348
   McDonald's (B)                                        30,300           1,772
   McGraw-Hill (B)                                        9,000             442
   Meredith                                               1,400              77
   MGM Mirage*                                           28,905           2,500
   Mohawk Industries*                                     1,200              97
   Morgans Hotel Group*                                   4,900              91
   Newell Rubbermaid                                      2,100              56
   News, Cl A                                            18,100             381
   Nike, Cl B (B)                                        14,000             919
   Nordstrom                                              1,000              34


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007       9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   NVR*                                                     100   $          49
   Office Depot*                                            500               9
   Omnicom Group                                          2,900             141
   Orient-Express Hotels, Cl A                              400              25
   Panera Bread, Cl A* (B)                                8,300             333
   Papa John's International*                             1,200              28
   Penn National Gaming*                                  2,500             149
   Penske Auto Group (B)                                 27,002             540
   PetSmart                                               5,100             145
   Phillips-Van Heusen                                    7,900             335
   Polo Ralph Lauren                                      2,600             179
   R.H. Donnelley*                                        3,800             169
   RadioShack                                             7,200             133
   Regal Entertainment Group, Cl A                        1,600              32
   Rent-A-Center*                                         3,400              48
   Reuters Group ADR*                                    18,000           1,348
   Ross Stores                                            1,200              32
   Royal Caribbean Cruises                                  300              12
   Saks                                                   4,600              95
   Service International                                 11,600             154
   Shaw Communications, Cl B*                            13,400             332
   Sherwin-Williams (B)                                  10,400             653
   Snap-On (B)                                            9,245             452
   Sonic*                                                 3,000              73
   Stamps.com*                                              800              10
   Staples*                                              92,000           2,180
   Target                                                 3,434             206
   Thor Industries                                        9,300             328
   Tiffany                                                2,300             107
   Tim Hortons                                            1,483              57
   Time Warner (B)                                       90,500           1,562
   Time Warner Cable, Cl A*                               5,186             135
   TRW Automotive Holdings*                              22,179             498
   Urban Outfitters*                                      1,200              31
   Valassis Communications*                               4,500              56
   VF                                                     6,129             458
   Viacom, Cl B* (B)                                     11,900             500
   WABCO Holdings*                                          366              17
   Walt Disney (B)                                       65,391           2,168
   Warnaco Group*                                         7,700             284
   Weight Watchers International                         40,300           1,924
   Whirlpool (B)                                          4,080             330
   Williams-Sonoma                                        6,500             189
   Winnebago Industries                                   2,700              58
   Wyndham Worldwide (B)                                 22,601             659
   Wynn Resorts* (B)                                      3,400             432
   Yum! Brands (B)                                       33,900           1,259
                                                                  --------------
                                                                         55,223
                                                                  --------------
CONSUMER STAPLES -- 7.6%
   Alberto-Culver                                         3,800              97
   Altria Group (B)                                      27,319           2,119

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Anheuser-Busch (B)                                    17,400   $         917
   Archer-Daniels-Midland (B)                            42,708           1,552
   Avon Products                                          4,400             181
   BJ's Wholesale Club*                                     514              19
   Brown-Forman, Cl B                                       300              21
   Bunge                                                    700              79
   Campbell Soup                                            700              26
   Church & Dwight                                        2,400             135
   Clorox                                                 7,100             461
   Coca-Cola                                             15,700             975
   Coca-Cola Enterprises                                  5,981             155
   Colgate-Palmolive                                      5,500             440
   ConAgra Foods                                          4,100             103
   Constellation Brands, Cl A*                            4,085              96
   Corn Products International                           10,975             432
   Costco Wholesale                                       1,052              71
   CVS                                                    3,004             120
   Dean Foods                                            18,556             463
   Energizer Holdings*                                    2,500             284
   Estee Lauder, Cl A                                     8,600             386
   General Mills (B)                                     11,000             662
   Hansen Natural*                                          300              13
   Herbalife (B)                                         12,900             540
   HJ Heinz                                               3,500             165
   JM Smucker                                             2,700             133
   Kellogg                                                3,100             167
   Kimberly-Clark (B)                                    12,000             838
   Kraft Foods, Cl A                                      2,517              87
   Kroger (B)                                            85,524           2,459
   Loews - Carolina                                       3,700             329
   McCormick                                                700              27
   Molson Coors Brewing, Cl B                             8,400             452
   NBTY* (B)                                             11,000             329
   Pepsi Bottling Group (B)                              19,000             811
   PepsiAmericas                                          1,200              41
   PepsiCo (B)                                           26,800           2,068
   Procter & Gamble (B)                                  74,394           5,505
   Ralcorp Holdings*                                        300              18
   Reynolds American (B)                                 20,785           1,455
   Rite Aid* (B)                                        114,659             426
   Safeway (B)                                           32,300           1,124
   Sara Lee                                               1,200              20
   Smithfield Foods*                                      8,549             257
   Supervalu                                             18,373             769
   Sysco                                                 24,387             793
   Tyson Foods, Cl A (B)                                 46,063             687
   UST                                                    2,500             145
   Wal-Mart Stores (B)                                   69,116           3,311
   Walgreen (B)                                          60,500           2,214
   WM Wrigley Jr.                                         3,000             192
                                                                  --------------
                                                                         35,169
                                                                  --------------


--------------------------------------------------------------------------------
10      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 9.3%
   Apache                                                   526   $          51
   Baker Hughes                                             400              32
   Cabot Oil & Gas                                        3,000             103
   Cameron International* (B)                             8,300             774
   Cheniere Energy*                                       1,900              66
   Chesapeake Energy (B)                                 14,500             549
   Chevron (B)                                           73,533           6,454
   Cimarex Energy                                         7,200             278
   CNX Gas*                                                 608              19
   ConocoPhillips (B)                                    39,424           3,156
   Denbury Resources*                                       300              16
   Devon Energy                                           4,476             371
   Diamond Offshore Drilling                                500              58
   Dresser-Rand Group*                                    4,881             174
   EnCana (B)                                             8,800             574
   Exxon Mobil (B)                                      139,992          12,482
   FMC Technologies*                                        500              28
   Forest Oil*                                              780              37
   Frontier Oil (B)                                      11,200             495
   Global Industries*                                     6,400             142
   Grant Prideco*                                           600              29
   Gulf Island Fabrication                                1,300              41
   Halliburton (B)                                       36,425           1,334
   Helmerich & Payne (B)                                 22,900             791
   Hess (B)                                              15,353           1,093
   Holly (B)                                             11,300             547
   Hornbeck Offshore Services* (B)                       10,300             424
   Marathon Oil (B)                                      42,941           2,400
   Murphy Oil                                            13,623             974
   National Oilwell Varco*                               11,444             780
   Noble (B)                                             10,700             558
   Noble Energy                                             700              50
   Occidental Petroleum (B)                              13,292             927
   Oceaneering International*                               300              19
   Patriot Coal*                                          1,456              49
   Patterson-UTI Energy (B)                              18,000             339
   Petro-Canada* (B)                                     11,200             542
   Plains Exploration & Production*                         377              19
   Pride International* (B)                              12,895             425
   Quicksilver Resources*                                   300              15
   Range Resources                                        1,000              41
   Schlumberger (B)                                      11,717           1,095
   SEACOR Holdings*                                       2,100             190
   Smith International                                    1,400              88
   Southwestern Energy*                                     900              45
   Sunoco (B)                                            14,200             953
   Superior Energy Services*                              1,400              49
   Teekay Shipping                                        1,200              68
   Tesoro                                                 5,300             261
   Tidewater                                              1,200              59
   Transocean                                             3,412             468
   Unit*                                                    400              18

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Valero Energy (B)                                     21,600   $       1,406
   Weatherford International*                             1,745             109
   Williams (B)                                          14,931             518
   XTO Energy                                             1,800             111
                                                                  --------------
                                                                         42,694
                                                                  --------------
FINANCIALS -- 14.8%
   ACE (B)                                               11,175             669
   Aflac                                                  2,500             157
   Alleghany*                                               437             179
   Allied Capital                                         1,524              37
   Allied World Assurance Holdings                          300              14
   Allstate (B)                                          24,500           1,252
   AMBAC Financial Group                                  5,800             158
   American Capital Strategies                            1,200              45
   American Express                                       4,500             265
   American Financial Group (B)                          25,804             754
   American International Group (B)                      32,900           1,913
   American National Insurance                              568              68
   AmeriCredit*                                          16,033             184
   Ameriprise Financial                                   1,653              97
   Annaly Capital Management+ (B)                        39,301             676
   AON (B)                                               19,554             977
   Arch Capital Group*                                      500              35
   Arthur J. Gallagher                                      100               3
   Ashford Hospitality Trust+                            25,800             200
   Assurant (B)                                           9,853             645
   AvalonBay Communities+ (B)                             4,177             415
   Axis Capital Holdings                                 23,400             893
   Bank of America (B)                                   68,061           3,140
   Bank of New York Mellon (B)                           22,006           1,055
   BankUnited Financial, Cl A                             1,600              13
   BB&T                                                   3,900             141
   BlackRock (B)                                          4,111             816
   BOK Financial                                            965              53
   Boston Properties+                                     3,446             339
   Brandywine Realty Trust+ (B)                          16,400             336
   BRE Properties, Cl A+                                  1,982              88
   Camden Property Trust+                                   360              19
   Capital One Financial (B)                             12,707             677
   CBL & Associates Properties+                             900              26
   Charles Schwab (B)                                    65,089           1,582
   Chubb (B)                                             21,800           1,189
   CIT Group                                              7,800             208
   Citigroup (B)                                         72,500           2,414
   City National                                            500              32
   CME Group                                              4,672           3,077
   Colonial BancGroup                                     1,900              30
   Colonial Properties Trust+                               300               7
   Comerica (B)                                          15,700             719
   Credicorp                                              2,800             199
   Crystal River Capital+                                 1,000              14
   Discover Financial Services* (B)                      11,061             192


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Eaton Vance (B)                                       13,400   $         586
   Endurance Specialty Holdings                           5,100             206
   Everest Re Group (B)                                   6,910             725
   Fairfax Financial                                      1,100             315
   Fannie Mae                                             2,000              77
   Federated Investors, Cl B                              8,600             351
   Fidelity National Financial, Cl A                      2,857              45
   First American                                         3,700             127
   First Citizens BancShares, Cl A                          630              99
   Forest City Enterprises, Cl A                          2,700             135
   Franklin Resources (B)                                13,096           1,613
   General Growth Properties+ (B)                         9,200             427
   Genworth Financial, Cl A                               2,600              68
   Goldman Sachs Group (B)                               10,500           2,380
   Hanover Insurance Group                                1,700              77
   Hartford Financial Services Group (B)                  7,710             735
   Hospitality Properties Trust+                          2,700              99
   Host Hotels & Resorts+                                12,731             244
   Hudson City Bancorp (B)                               30,900             470
   Huntington Bancshares                                 17,600             276
   IntercontinentalExchange*                             17,900           2,989
   Investment Technology Group*                           2,559             117
   iStar Financial+ (B)                                  12,500             366
   Janus Capital Group (B)                               36,759           1,234
   Jones Lang LaSalle (B)                                10,909             917
   JPMorgan Chase (B)                                   119,298           5,442
   Keycorp (B)                                           23,300             614
   Kilroy Realty+                                           527              29
   Legg Mason                                             2,700             206
   Lehman Brothers Holdings (B)                           3,700             232
   Leucadia National                                      2,900             136
   Loews (B)                                             47,588           2,274
   Markel*                                                  400             193
   Marsh & McLennan                                       8,083             203
   MBIA (B)                                               7,200             263
   Merrill Lynch (B)                                     12,700             761
   Metlife (B)                                           11,843             777
   MF Global*                                             8,400             242
   Montpelier Re Holdings                                 6,800             118
   Moody's                                                7,400             279
   Morgan Stanley (B)                                    25,612           1,350
   Nationwide Financial Services, Cl A                    1,300              58
   New York Community Bancorp                               900              17
   NewStar Financial*                                     1,500              14
   Northern Trust (B)                                     7,062             572
   NorthStar Realty Finance+                             36,100             331
   PartnerRe                                             13,054           1,078
   Platinum Underwriters Holdings                           600              22
   PNC Financial Services Group (B)                      12,987             951
   Popular                                               14,900             143
   Prudential Financial                                   4,048             381
   Public Storage+                                            5              --
   Rayonier+ (B)                                         16,536             767
   Regions Financial                                      6,544             173

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Safeco (B)                                             9,800   $         566
   SL Green Realty+                                         549              57
   SLM                                                    1,734              66
   Stancorp Financial Group                               6,900             359
   State Street                                           1,343             107
   SunTrust Banks                                           900              63
   T. Rowe Price Group                                      100               6
   TD Ameritrade Holding* (B)                            23,700             443
   TFS Financial*                                         2,887              36
   Torchmark                                                700              43
   Transatlantic Holdings                                 5,528             411
   Travelers (B)                                         58,445           3,104
   UnionBanCal                                            8,100             437
   UnumProvident                                          4,500             112
   US Bancorp                                             9,800             324
   Wachovia (B)                                          20,989             903
   Washington Mutual (B)                                 31,800             620
   Wells Fargo (B)                                       42,400           1,375
   White Mountains Insurance Group                          272             140
   XL Capital, Cl A (B)                                   6,500             380
                                                                  --------------
                                                                         67,858
                                                                  --------------
HEALTH CARE -- 12.8%
   Abbott Laboratories (B)                               15,700             903
   Abraxis Bioscience*                                      143               8
   Aetna (B)                                             15,871             887
   Allergan                                              42,300           2,836
   AmerisourceBergen (B)                                 44,255           2,008
   Amgen*                                                 9,817             542
   APP Pharmaceuticals*                                     571               7
   Applera -- Applied Biosystems Group                    2,847              97
   Aspect Medical Systems*                                  900              13
   Baxter International (B)                              16,272             974
   Beckman Coulter                                          600              42
   Becton Dickinson (B)                                   8,300             687
   Biogen Idec* (B)                                       5,100             378
   Biovail* (B)                                          18,000             275
   Bristol-Myers Squibb                                  20,951             621
   C.R. Bard                                                300              25
   Cardinal Health (B)                                   36,216           2,193
   Celgene*                                               2,400             148
   Cerner*                                                5,252             314
   Charles River Laboratories
   International*                                         5,300             337
   Chemed                                                 3,300             179
   Cigna (B)                                             42,622           2,285
   Covance* (B)                                           5,300             463
   Coventry Health Care*                                    300              17
   Covidien* (B)                                         14,920             598
   Cubist Pharmaceuticals*                               12,200             259
   Cutera*                                                4,400              67
   Eli Lilly (B)                                         14,134             748
   Endo Pharmaceuticals Holdings* (B)                    21,143             580
   Express Scripts* (B)                                  19,499           1,321


--------------------------------------------------------------------------------
12      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Forest Laboratories*                                   1,300   $          50
   Gen-Probe*                                               300              20
   Genentech* (B)                                        52,903           4,034
   Gilead Sciences* (B)                                  22,700           1,056
   Health Net* (B)                                       32,914           1,599
   Hillenbrand Industries                                 6,340             341
   HLTH*                                                  4,900              69
   Hologic*                                               2,600             173
   Hospira*                                               2,927             127
   Humana* (B)                                           13,386           1,031
   Idexx Laboratories* (B)                                7,200             436
   ImClone Systems* (B)                                     300              14
   Intuitive Surgical* (B)                                2,300             754
   Invitrogen* (B)                                       11,900           1,154
   Johnson & Johnson (B)                                 44,300           3,001
   Kinetic Concepts*                                      2,500             147
   King Pharmaceuticals*                                 29,700             315
   Laboratory of America Holdings*                        6,038             439
   Manor Care                                             2,200             142
   McKesson (B)                                          28,218           1,883
   Medco Health Solutions* (B)                           25,884           2,588
   Medtronic (B)                                         20,100           1,022
   Mentor (B)                                             9,400             353
   Merck (B)                                             24,600           1,460
   Millennium Pharmaceuticals*                           21,832             322
   OSI Pharmaceuticals*                                   8,500             396
   PDL BioPharma*                                        18,500             328
   PerkinElmer                                            7,783             212
   Pfizer (B)                                           173,150           4,114
   Pharmaceutical Product Development                       400              17
   Possis Medical*                                        1,100              17
   Quest Diagnostics                                        300              16
   Quidel*                                               12,000             227
   Respironics*                                             400              20
   Schering-Plough                                       22,338             699
   Sierra Health Services*                                6,842             286
   Spectranetics*                                         5,900              89
   St. Jude Medical*                                      1,400              56
   Stryker*                                               4,200             305
   Tenet Healthcare*                                      5,246              29
   Thermo Fisher Scientific*                              6,300             363
   UnitedHealth Group (B)                                78,800           4,334
   VCA Antech*                                            2,800             115
   Warner Chilcott, Cl A*                                 2,100              38
   Waters* (B)                                            8,100             632
   Watson Pharmaceuticals*                                  600              18
   WebMD Health, Cl A*                                    1,999              85
   WellCare Health Plans*                                 1,200              47
   WellPoint* (B)                                        11,974           1,008
   Wyeth (B)                                             19,704             967
   Zimmer Holdings*                                      30,900           2,000
                                                                  --------------
                                                                         58,760
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 11.1%
   3M (B)                                                 6,500   $         541
   Acuity Brands                                          2,300              91
   Administaff                                            2,300              75
   AGCO*                                                  7,300             503
   Aircastle                                                600              16
   Alexander & Baldwin                                      727              37
   Alliant Techsystems*                                     400              47
   Allied Waste Industries* (B)                          34,201             390
   AMR*                                                   5,882             125
   Apogee Enterprises                                     2,600              58
   Armstrong World Industries*                            4,165             178
   Avis Budget Group*                                     1,800              27
   BE Aerospace*                                          2,200             103
   Boeing (B)                                            42,894           3,969
   Brink's                                                  100               6
   Burlington Northern Santa Fe                             300              25
   C.H. Robinson Worldwide (B)                           13,071             674
   Carlisle                                               5,548             221
   Caterpillar (B)                                       12,300             884
   ChoicePoint* (B)                                       8,800             333
   Con-way                                                1,200              51
   Cooper Industries, Cl A                                  900              45
   Copart*                                                6,500             243
   Corporate Executive Board                              3,800             255
   Corrections of America*                                4,700             143
   CRA International*                                       500              23
   Crane                                                  2,935             132
   CSX                                                    5,600             235
   Cummins (B)                                            7,900             924
   Danaher                                                  200              17
   Deere                                                  1,500             258
   Delta Air Lines* (B)                                  34,120             674
   Donaldson                                                130               6
   Dun & Bradstreet                                       1,000              89
   Eaton (B)                                              9,100             813
   Emerson Electric                                       1,200              68
   Expeditors International Washington                   48,000           2,252
   Fastenal                                                 600              24
   FedEx (B)                                             11,816           1,164
   First Solar*                                           2,200             522
   Flowserve (B)                                          6,042             569
   Fluor (B)                                              5,436             800
   Foster Wheeler*                                        1,300             194
   Gardner Denver*                                        4,100             136
   GATX                                                   1,166              43
   General Cable*                                         4,479             333
   General Dynamics                                       1,900             169
   General Electric (B)                                 168,185           6,440
   Goodrich (B)                                           9,600             684
   Granite Construction                                     400              16
   Harsco                                                 2,938             177
   Hertz Global Holdings*                                 7,077             135


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Honeywell International (B)                           26,604   $       1,506
   Hubbell, Cl B                                          7,300             401
   Illinois Tool Works                                      900              50
   Ingersoll-Rand, Cl A (B)                              12,500             646
   ITT                                                    4,100             264
   Jacobs Engineering Group* (B)                          7,514             629
   JB Hunt Transport Services                             3,200              84
   Kansas City Southern*                                    400              14
   KBR*                                                   6,446             257
   Kennametal                                               400              31
   L-3 Communications Holdings                            5,100             564
   Labor Ready*                                           9,400             141
   Landstar System                                        1,000              40
   Lennox International                                  12,677             429
   Lockheed Martin (B)                                   14,652           1,622
   Manitowoc                                              2,200              96
   Manpower (B)                                          10,275             628
   Masco                                                 21,400             479
   McDermott International*                                 900              47
   MSC Industrial Direct, Cl A                            6,000             259
   Northrop Grumman (B)                                  17,505           1,379
   Northwest Airlines*                                    9,995             182
   Nuco2*                                                   900              25
   Oshkosh Truck                                            800              39
   Owens Corning*                                         9,014             198
   Paccar                                                 3,375             171
   Pall                                                   4,400             168
   Parker Hannifin (B)                                   12,187             968
   Pentair                                                1,000              34
   PeopleSupport*                                         3,500              49
   Polypore International*                                  700              12
   Precision Castparts                                    7,500           1,105
   Quanta Services*                                       4,800             131
   Raytheon (B)                                          21,309           1,318
   Republic Services                                      8,500             282
   Robert Half International                             13,000             351
   Rockwell Automation (B)                               10,700             726
   Rockwell Collins                                         100               7
   RR Donnelley & Sons (B)                               17,755             651
   Ryder System (B)                                       1,984              86
   Shaw Group*                                            3,773             239
   Spirit Aerosystems Holdings, Cl A*                       872              31
   SPX (B)                                                3,368             343
   Steelcase, Cl A                                       25,555             387
   Stericycle* (B)                                       10,000             589
   Sunpower, Cl A*                                          400              50
   Teleflex                                                 900              54
   Terex*                                                 3,655             236
   Textron                                                  500              35
   Thomas & Betts* (B)                                   12,200             663
   Timken (B)                                            16,961             541
   Toro                                                   1,100              61
   Trane                                                    700              26
   Trinity Industries                                     9,400             238

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Tyco International (B)                                 9,060   $         364
   UAL*                                                     100               4
   Union Pacific                                          6,500             820
   United Parcel Service, Cl B                           34,071           2,510
   United Rentals*                                        1,600              37
   United Technologies                                    5,300             396
   URS* (B)                                               8,657             498
   Waste Management                                      10,495             360
   WESCO International*                                   4,840             196
   WW Grainger (B)                                        5,108             451
                                                                  --------------
                                                                         51,135
                                                                  --------------
INFORMATION TECHNOLOGY -- 18.0%
   Accenture, Cl A                                       11,502             397
   Activision*                                            3,100              69
   ADC Telecommunications*                                2,100              35
   Adobe Systems*                                         1,300              55
   Advent Software*                                       1,700              86
   Agilent Technologies* (B)                             13,477             510
   Alliance Data Systems*                                 1,700             132
   Amdocs* (B)                                           13,756             455
   Analog Devices                                         2,400              74
   Anaren*                                                1,300              20
   Apple* (B)                                            16,041           2,923
   Applied Materials (B)                                 20,600             388
   Arrow Electronics* (B)                                29,685           1,099
   Atmel*                                                34,251             150
   Autodesk*                                                600              28
   Automatic Data Processing (B)                         17,200             775
   Avnet* (B)                                            22,171             765
   AVX                                                      392               6
   BMC Software*                                         18,700             619
   Broadcom, Cl A*                                        9,774             261
   Cadence Design Systems* (B)                           23,300             387
   Check Point Software Technologies* (B)                21,500             491
   Checkfree*                                             2,544             121
   Ciena*                                                 6,200             273
   Cisco Systems* (B)                                    88,909           2,491
   Cognos* (B)                                           10,900             624
   CommScope*                                             4,100             166
   Computer Sciences* (B)                                15,695             829
   Compuware* (B)                                        63,400             524
   Convergys*                                             7,067             115
   Corning                                                1,600              39
   Cree*                                                    900              22
   Cypress Semiconductor*                                 2,000              66
   Dell*                                                  3,054              75
   Diebold                                                1,500              51
   DST Systems*                                           1,200             102
   Earthlink*                                             9,900              67
   eBay* (B)                                            114,792           3,849
   Electronic Data Systems (B)                           49,964           1,012
   EMC* (B)                                              16,914             326


--------------------------------------------------------------------------------
14      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   F5 Networks*                                           1,200   $          32
   Factset Research Systems                               3,000             188
   Fair Isaac                                             2,200              81
   Fairchild Semiconductor International* (B)            38,212             606
   Fidelity National Information Services                 4,644             201
   Global Payments                                        7,400             320
   Google, Cl A* (B)                                      9,175           6,358
   Harris (B)                                             7,900             496
   Hewitt Associates, Cl A*                              11,400             427
   Hewlett-Packard (B)                                   99,175           5,074
   Ingram Micro, Cl A* (B)                               45,075             897
   Integrated Device Technology*                         32,200             391
   Intel (B)                                             71,237           1,858
   International Business Machines (B)                   25,178           2,648
   Intersil, Cl A (B)                                    16,100             401
   Intuit* (B)                                           95,100           2,788
   Jabil Circuit                                         39,260             665
   JDS Uniphase*                                          4,638              62
   Juniper Networks* (B)                                 40,200           1,195
   Kla-Tencor                                               100               5
   Lam Research* (B)                                     15,900             729
   Lexmark International, Cl A*                           9,500             331
   Linear Technology                                     10,000             305
   Mastercard, Cl A                                       2,922             586
   McAfee*                                                5,100             199
   MEMC Electronic Materials*                             2,400             186
   Mettler Toledo International*                          3,100             361
   Microchip Technology                                     900              26
   Microsoft (B)                                        167,452           5,626
   MoneyGram International                                9,674             149
   Motorola (B)                                          40,805             652
   National Instruments                                     400              13
   NAVTEQ*                                                1,000              75
   NCR*                                                  18,570             445
   Network Appliance* (B)                                17,100             423
   Nvidia*                                               15,200             479
   Oracle* (B)                                           67,000           1,352
   Paychex                                               55,000           2,145
   QLogic*                                               19,500             264
   Qualcomm (B)                                         104,800           4,274
   Red Hat*                                               2,500              50
   Research In Motion*                                   30,400           3,460
   SanDisk*                                              32,500           1,217
   Seagate Technology (B)                               119,000           3,069
   Semtech*                                                 700              11
   Silicon Laboratories* (B)                             12,400             461
   SPSS*                                                  2,100              76
   Sun Microsystems* (B)                                 25,806             536
   SYKES Enterprises*                                     6,000             111
   Symantec* (B)                                         53,700             956
   Synopsys*                                             10,615             261
   Tech Data* (B)                                        22,089             831
   Teradata*                                             76,702           1,991
   Texas Instruments (B)                                 75,425           2,381

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Trimble Navigation*                                      600   $          22
   Tyco Electronics* (B)                                 15,351             574
   Unisys*                                               69,583             345
   Varian Semiconductor Equipment
      Associates* (B)                                    11,700             486
   VeriFone Holdings*                                       400              19
   VeriSign*                                              3,574             146
   Vignette*                                              2,100              32
   Vishay Intertechnology*                               28,028             350
   VMware, Cl A*                                            200              18
   Western Union (B)                                      6,766             153
   Xerox* (B)                                            45,582             769
   Zebra Technologies, Cl A*                              6,600             255
   Zoran*                                                 7,600             166
                                                                  --------------
                                                                         82,536
                                                                  --------------
MATERIALS -- 4.0%
   Air Products & Chemicals                                 200              20
   Airgas                                                 1,661              82
   AK Steel Holding*                                      4,600             205
   Albemarle                                              1,600              71
   Alcoa (B)                                             17,776             647
   Allegheny Technologies                                 1,600             156
   Ashland                                               13,042             642
   Ball                                                   5,800             268
   Cabot                                                  3,096             107
   Carpenter Technology                                   8,000             604
   Celanese, Ser A                                        5,500             218
   Chemtura                                               4,705              35
   Cleveland-Cliffs                                       1,400             126
   Commercial Metals                                      2,600              80
   Crown Holdings* (B)                                   33,236             853
   Domtar*                                                7,900              60
   Dow Chemical (B)                                      20,900             877
   E.I. Du Pont de Nemours                                5,156             238
   Eastman Chemical                                       4,255             273
   Ecolab                                                 5,100             244
   FMC (B)                                                2,711             148
   Freeport-McMoRan Copper & Gold, Cl B                   3,293             326
   Huntsman                                               1,700              43
   International Flavors & Fragrances                     2,700             135
   International Paper (B)                               20,112             679
   Lubrizol                                               1,800             116
   Lyondell Chemical                                      4,400             208
   Martin Marietta Materials                              3,462             466
   MeadWestvaco                                             500              16
   Methanex                                              11,500             342
   Monsanto (B)                                           5,952             591
   Mosaic*                                                4,700             325
   Nalco Holding                                         13,627             327
   Newmont Mining                                         3,300             164
   Nova Chemicals (B)                                    11,600             375
   Nucor (B)                                             12,600             746


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Olin                                                   8,700   $         182
   Owens-Illinois* (B)                                    7,437             334
   Pactiv*                                               20,027             509
   PPG Industries                                         4,566             313
   Praxair                                               28,600           2,442
   Reliance Steel & Aluminum                              2,000             103
   Rohm & Haas (B)                                       12,468             678
   Scotts Miracle-Gro, Cl A                               1,050              39
   Sealed Air                                               700              16
   Smurfit-Stone Container*                              29,512             325
   Sonoco Products                                        2,300              70
   Southern Copper (B)                                    7,600             841
   Steel Dynamics                                           700              35
   Temple-Inland                                          5,600             257
   Terra Industries*                                      7,000             265
   United States Steel                                    7,600             743
   Valspar                                                6,200             140
   Vulcan Materials                                       3,877             344
   Weyerhaeuser                                           2,100             154
                                                                  --------------
                                                                         18,603
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.4%
   American Tower, Cl A*                                  6,525             297
   AT&T (B)                                             153,650           5,871
   Bell Aliant Regional Communications
      Income Fund (Canada)                                  254               7
   CenturyTel (B)                                        12,800             546
   Citizens Communications                                8,200             106
   Crown Castle International*                           52,000           2,181
   Embarq                                                 2,925             149
   Leap Wireless International*                           1,900              66
   NeuStar, Cl A*                                           463              15
   Qwest Communications International*                   60,018             398
   Rogers Communications, Cl B* (B)                       8,900             372
   Sprint Nextel (B)                                     70,526           1,095
   Telephone & Data Systems                               3,600             224
   US Cellular* (B)                                      10,545             865
   Verizon Communications (B)                            64,079           2,769
   Windstream (B)                                        41,050             532
                                                                  --------------
                                                                         15,493
                                                                  --------------
UTILITIES -- 2.8%
   AES*                                                  16,200             354
   AGL Resources                                          1,600              59
   Allegheny Energy*                                        600              36
   Alliant Energy                                        10,952             455
   American Electric Power                                8,700             415
   Atmos Energy                                           5,800             152
   Centerpoint Energy                                    16,600             296
   CMS Energy (B)                                        31,179             543
   Consolidated Edison (B)                               11,200             543
   Constellation Energy Group                             3,300             331

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Dominion Resources                                     6,469   $         305
   DPL                                                    1,613              49
   DTE Energy                                             1,000              49
   Duke Energy                                           20,100             398
   Dynegy, Cl A*                                         14,800             113
   Edison International (B)                              15,100             845
   Energen (B)                                            8,700             555
   Entergy                                                2,700             323
   Equitable Resources                                    4,100             217
   Exelon                                                 1,300             105
   FirstEnergy (B)                                       10,500             720
   FPL Group                                              7,900             551
   MDU Resources Group                                      150               4
   Mirant*                                               13,300             513
   National Fuel Gas                                      2,032              97
   NiSource                                               3,400              63
   Northeast Utilities                                   10,800             341
   NRG Energy*                                           11,000             466
   Oneok                                                  3,200             149
   Pepco Holdings                                         1,400              39
   PG&E (B)                                              16,189             749
   PPL                                                    5,000             255
   Progress Energy                                        5,100             249
   Public Service Enterprise Group (B)                   14,305           1,370
   Questar                                                  300              16
   Reliant Energy* (B)                                   28,554             744
   Sempra Energy                                          2,300             144
   Sierra Pacific Resources                               7,100             122
   Southern                                                 800              30
   Southern Union                                         2,529              75
   UGI                                                    5,800             153
   Xcel Energy                                            4,100              95
                                                                  --------------
                                                                         13,088
                                                                  --------------
Total Common Stock
   (Cost $414,657) ($ Thousands)                                        440,559
                                                                  --------------
MUTUAL FUND -- 16.0%

   SEI LIBOR Plus Portfolio,
     5.830%++**                                       7,609,389          73,735
                                                                  --------------
Total Mutual Fund
   (Cost $76,029) ($ Thousands)                                          73,735
                                                                  --------------
CASH EQUIVALENT -- 1.3%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A,
     5.020% (B)++**                                   5,944,856           5,945
                                                                  --------------
Total Cash Equivalent
   (Cost $5,945) ($ Thousands)                                            5,945
                                                                  --------------


--------------------------------------------------------------------------------
16      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A) -- 1.1%
   U.S. Treasury Bills
      4.864%, 12/13/07                             $        200   $         200
      3.023%, 02/21/08                                    4,655           4,623
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $4,823) ($ Thousands)                                            4,823
                                                                  --------------
Total Investments -- 114.2%
   (Cost $501,454) ($ Thousands)                                  $     525,062
                                                                  ==============

COMMON STOCK SOLD SHORT -- (14.8)%

CONSUMER DISCRETIONARY -- (3.6)%
   Advance Auto Parts                                    (9,731)           (350)
   Amazon.com*                                           (2,500)           (226)
   Apollo Group, Cl A*                                   (6,651)           (509)
   Barnes & Noble                                        (5,600)           (215)
   Black And Decker                                        (125)            (10)
   Career Education*                                     (4,056)           (117)
   Carmax*                                              (25,800)           (590)
   Centex                                               (10,500)           (219)
   Central European Media Entertainment,
      Cl A*                                              (5,589)           (613)
   Circuit City Stores                                  (24,290)           (157)
   Coldwater Creek*                                     (13,100)           (108)
   Corinthian Colleges*                                 (18,200)           (318)
   CROCS*                                                (5,970)           (233)
   CTC Media*                                            (5,700)           (137)
   Dillards, Cl A                                       (10,700)           (218)
   Discovery Holding, Cl A*                             (11,844)           (290)
   DR Horton                                            (52,632)           (630)
   Dreamworks Animation SKG, Cl A*                       (8,837)           (232)
   E.W. Scripps, Cl A                                      (500)            (22)
   Eastman Kodak                                         (4,500)           (106)
   Gamestop, Cl A*                                       (6,628)           (381)
   Gannett                                               (3,976)           (146)
   Gentex                                               (43,490)           (862)
   Getty Images*                                           (615)            (18)
   H&R Block                                            (24,900)           (490)
   Harley-Davidson                                       (5,455)           (262)
   Harte-Hanks                                           (5,203)            (87)
   Hearst-Argyle Television                              (1,845)            (36)
   Home Depot                                            (5,818)           (166)
   Interpublic Group                                    (57,800)           (549)
   J.C. Penney                                           (1,133)            (50)
   KB Home                                              (10,792)           (225)
   Las Vegas Sands*                                      (9,600)         (1,089)
   Lennar, Cl A                                         (38,827)           (615)
   Liberty Media Interactive, Cl A*                      (6,082)           (123)
   Limited Brands                                       (11,300)           (227)
   Mattel                                                (2,677)            (53)
   MDC Holdings                                          (6,658)           (236)
   MGM Mirage                                            (5,000)           (433)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   News, Cl A                                            (2,800)   $        (59)
   Nordstrom                                             (7,100)           (238)
   O'Reilly Automotive*                                 (12,100)           (398)
   Orient Express Hotels, Cl A                          (12,200)           (755)
   Pulte Homes                                          (52,476)           (536)
   Quiksilver*                                          (27,200)           (288)
   R.H. Donnelley                                        (3,261)           (145)
   Ryland Group                                         (10,429)           (240)
   Saks                                                 (20,600)           (424)
   Sally Beauty Holdings                                (26,300)           (240)
   Scientific Games, Cl A*                              (11,900)           (385)
   Sears Holdings*                                       (2,502)           (264)
   Sirius Satellite Radio*                              (10,834)            (41)
   Target                                                (2,300)           (138)
   Tiffany                                               (5,387)           (250)
   WABCO                                                 (2,235)           (105)
   Warner Music Group                                   (28,000)           (211)
   Weight Watchers International                           (801)            (38)
   Wynn Resorts*                                         (2,111)           (268)
                                                                  --------------
                                                                        (16,371)
                                                                  --------------
CONSUMER STAPLES -- (0.2)%
   Avon Products                                         (1,317)            (54)
   Bare Escentuals*                                      (5,493)           (116)
   Church & Dwight                                         (698)            (39)
   Clorox                                                (4,712)           (306)
   Hansen Natural*                                       (1,281)            (56)
   Lowes - Carolina                                      (1,555)           (138)
   NBTY*                                                 (1,952)            (58)
                                                                  --------------
                                                                           (767)
                                                                  --------------
ENERGY -- (1.9)%
   Anadarko Petroleum                                    (7,444)           (421)
   Arch Coal                                            (12,700)           (481)
   Baker Hughes                                          (3,200)           (257)
   BJ Services                                           (9,500)           (234)
   Cameco                                               (11,600)           (480)
   CNX Gas*                                             (17,400)           (536)
   Continental Resources*                                (7,900)           (188)
   Denbury Resources*                                   (10,500)           (560)
   Diamond Offshore Drilling                             (2,100)           (245)
   Enbridge                                             (13,200)           (492)
   Forest Oil*                                           (6,200)           (292)
   Frontier Oil                                          (3,670)           (162)
   Massey Energy                                         (1,720)            (58)
   Nabors Industries*                                      (908)            (24)
   Oceaneering International*                              (271)            (17)
   Patterson - UTI Energy                               (18,001)           (339)
   Peabody Energy                                       (19,300)         (1,074)
   Quicksilver Resources*                               (13,437)           (680)
   Range Resources                                       (5,300)           (216)
   Rowan                                                 (4,300)           (152)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Superior Energy Services*                            (10,900)   $       (380)
   Teekay Shipping                                       (5,120)           (288)
   Tesoro                                                (2,132)           (105)
   Tetra Technologies*                                  (15,300)           (242)
   TransCanada                                          (13,700)           (546)
   Unit*                                                 (2,642)           (118)
   W&T Offshore                                          (7,400)           (195)
   XTO Enegy                                             (1,131)            (70)
                                                                  --------------
                                                                         (8,852)
                                                                  --------------
 FINANCIALS -- (2.4)%
   Affiliated Managers Group*                              (200)            (25)
   AMB Property+                                         (5,500)           (336)
   AMBAC Financial Group                                 (8,700)           (237)
   American Capital Strategies                          (11,500)           (433)
   AvalonBay Communities+                                (3,200)           (318)
   Bear Stearns                                          (8,233)           (821)
   Brandywine Realty Trust                               (2,087)            (43)
   Camden Property Trust+                                (2,700)           (142)
   Capital Source                                       (12,470)           (209)
   Capitol Federal Financial                            (15,600)           (529)
   City National                                           (500)            (32)
   Conseco*                                             (25,000)           (321)
   Countrywide Financial                                 (7,713)            (83)
   Douglas Emmett+                                      (19,251)           (462)
   Equity Residential+                                   (2,900)           (108)
   Federal Realty Investment Trust                       (1,000)            (83)
   Fidelity National Financial, Cl A                    (48,459)           (757)
   First American                                        (9,200)           (314)
   Fulton Financial                                      (1,100)            (14)
   Hudson City Bancorp                                   (8,023)           (122)
   Huntington Bancshares                                 (1,575)            (25)
   Jefferies Group                                      (10,600)           (271)
   Leucadia National                                    (18,203)           (855)
   Markel*                                                 (300)           (145)
   Marsh & McLennan                                      (1,600)            (40)
   MBIA                                                 (22,511)           (822)
   MGIC Investment                                       (9,872)           (232)
   Old Republic International                           (15,001)           (225)
   OneBeacon Insurance Group                               (291)             (6)
   Peoples United Financial                             (21,420)           (363)
   Plum Creek Timber+                                    (2,900)           (134)
   PMI Group                                            (12,745)           (169)
   Popular                                               (8,055)            (77)
   Progressive                                           (5,600)           (103)
   Rayonier+                                               (800)            (37)
   SL Green Realty+                                      (2,500)           (260)
   T. Rowe Price Group                                   (4,900)           (301)
   TCF Financial                                        (19,068)           (370)
   Unitrin                                               (2,000)            (93)
   Valley National Bancorp                              (26,970)           (529)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ventas                                                (3,687)  $        (161)
   Washington Mutual                                     (7,201)           (140)
   White Mountains Insurance Group                         (300)           (155)
                                                                  --------------
                                                                        (10,902)
                                                                  --------------
HEALTH CARE -- (2.0)%
   Abraxis Bioscience*                                     (650)            (38)
   Advanced Medical Optics                               (3,000)            (76)
   Affymetrix*                                          (10,300)           (215)
   Allergan                                              (4,800)           (322)
   APP Pharmaceuticals*                                  (2,600)            (30)
   Biogen Idec*                                          (1,300)            (96)
   Biomarin Pharmaceutical*                             (14,500)           (399)
   Brookdale Senior Living                              (17,183)           (569)
   Cephalon*                                             (3,700)           (277)
   Community Health Care Systems*                        (2,300)            (77)
   Cooper                                               (15,100)           (650)
   DaVita*                                               (6,300)           (390)
   Health Management Associates, Cl A                   (20,753)           (141)
   ImClone Systems*                                      (2,500)           (113)
   IMS Health                                           (13,800)           (322)
   Kinetic Concepts*                                     (4,207)           (247)
   LifePoint Hospitals*                                 (17,195)           (544)
   Lincare Holdings*                                    (10,000)           (342)
   McKesson                                              (5,000)           (334)
   Millipore                                             (2,300)           (188)
   Mylan                                                (13,923)           (200)
   Omnicare                                             (14,396)           (367)
   Patterson*                                            (2,200)            (71)
   Pharmaceutical Product Development                   (24,000)         (1,016)
   Resmed*                                              (21,800)           (998)
   Respironics*                                            (800)            (39)
   Tenet Healthcare*                                    (94,000)           (518)
   Varian Medical Systems*                               (8,800)           (440)
   VCA Antech*                                           (6,600)           (271)
   Vertex Pharmaceuticals*                               (3,500)            (89)
   Waters*                                                 (957)            (75)
                                                                  --------------
                                                                         (9,454)
                                                                  --------------
INDUSTRIALS -- (1.4)%
   Aircastle                                             (1,913)            (51)
   Alliant Techsystems*                                    (539)            (63)
   AMR*                                                 (16,400)           (347)
   BE Aerospace*                                         (9,200)           (432)
   ChoicePoint*                                          (2,079)            (79)
   Copa Holdings, Cl A                                   (9,605)           (347)
   Corporate Executive Board                             (7,852)           (527)
   Corrections Corporation of America*                   (3,000)            (92)
   Covanta Holding*                                     (16,200)           (437)
   Danaher                                                 (500)            (43)


--------------------------------------------------------------------------------
18      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   DRS Technologies                                      (1,569)  $         (93)
   Expeditors International Washington                   (3,400)           (160)
   First Solar*                                            (334)            (79)
   Flowserve                                             (4,000)           (376)
   General Cable                                         (5,500)           (409)
   Graco                                                (10,170)           (379)
   Joy Global                                            (7,600)           (441)
   Kansas City Southern                                  (3,100)           (107)
   McDermott International                               (1,581)            (83)
   Northwest Airlines*                                   (1,300)            (24)
   Pitney Bowes                                         (15,322)           (590)
   Quanta Services*                                      (4,000)           (110)
   Republic Services                                       (153)             (5)
   Stericycle*                                           (5,618)           (331)
   Sunpower, Cl A*                                       (4,800)           (597)
   Toro                                                  (3,516)           (196)
                                                                  --------------
                                                                         (6,398)
                                                                  --------------
INFORMATION TECHNOLOGY -- (2.1)%
   Advanced Micro Devices*                              (18,600)           (182)
   Amphenol,Cl A                                         (9,800)           (425)
   Applied Materials                                    (11,700)           (220)
   Brocade Communication Systems*                       (10,873)            (79)
   Cypress Semiconductor*                               (28,900)           (960)
   Diebold                                               (7,100)           (241)
   Electronic Arts*                                      (5,900)           (332)
   Equinix*                                              (4,200)           (437)
   F5 Networks*                                          (7,251)           (192)
   Fair Isaac                                            (7,527)           (278)
   Global Payments                                       (2,902)           (125)
   International Rectifier*                                (600)            (20)
   Iron Mountain*                                        (1,000)            (36)
   Kla-Tencor                                            (7,000)           (338)
   Linear Technology                                    (17,474)           (532)
   Marvel Technology*                                    (3,455)            (52)
   MEMIC Electronic Materials*                           (7,534)           (584)
   Micron Technology                                    (31,100)           (259)
   Novell*                                               (8,900)            (62)
   Paychex                                              (14,920)           (582)
   QLogic*                                              (29,490)           (399)
   Qualcomm                                              (2,585)           (105)
   Rambus*                                              (31,636)           (613)
   Riverbed Technology*                                  (6,728)           (190)
   Salesforce.com*                                       (8,900)           (505)
   SanDisk*                                              (1,000)            (37)
   SAVVIS*                                               (9,200)           (295)
   Silicon Laboratories*                                 (4,687)           (174)
   Tellabs*                                              (7,592)            (53)
   VeriFone Holdings*                                   (19,306)           (927)
   Vishay Intertechnology*                              (13,700)           (171)
   Zebra Technology, Cl A*                               (7,781)           (300)
                                                                  --------------
                                                                         (9,705)
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- (0.1)%
   Microchip Technology                                 (17,201)  $        (495)
                                                                  --------------
MATERIALS -- (0.7)%
   Bemis                                                (20,968)           (569)
   Cleveland-Cliffs                                        (700)            (63)
   Eagle Materials                                       (1,842)            (72)
   Ivanhoe Mines*                                       (43,300)           (488)
   Louisiana-Pacific                                    (26,059)           (401)
   Potash of Saskatchewan                                (5,800)           (695)
   Sealed Air                                              (800)            (19)
   Silver Standard Resources*                           (10,100)           (366)
   Sonoco Products                                       (2,280)            (69)
   Temple-Inland                                         (6,300)           (290)
   Weyerhaeuser                                          (1,300)            (95)
                                                                  --------------
                                                                         (3,127)
                                                                  --------------
TELECOMMUNICATION SERVICES -- (0.3)%
   Citizens Communications                              (22,454)           (291)
   Leap Wireless International*                            (507)            (18)
   Level 3 Communications*                              (33,698)           (113)
   NII Holdings, Cl B*                                  (10,300)           (568)
   Windstream                                           (16,269)           (211)
                                                                  --------------
                                                                         (1,201)
                                                                  --------------
UTILITIES -- (0.1)%
   Equitable Resources                                   (6,100)           (323)
   Pinnacle West Capital                                 (2,527)           (108)
   Wisconsin Energy                                      (4,500)           (215)
                                                                  --------------
                                                                           (646)
                                                                  --------------
UTILITIES -- (0.0)%
   SCANA                                                 (2,611)           (111)
                                                                  --------------
Total Common Stock Sold Short
   (Proceeds $(71,356)) ($ Thousands)                             $     (68,029)
                                                                  --------------

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                       NUMBER OF                    UNREALIZED
       TYPE OF                         CONTRACTS     EXPIRATION    APPRECIATION
      CONTRACT                       LONG (SHORT)       DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index                             230         Dec-2007    $         123
S&P 500 Index E-Mini                       6          Dec-2007                3
                                                                  --------------
                                                                  $         126
                                                                  ==============


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $459,684 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.The rate reported is the effective yield at time of purchase.

(B) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at November 30, 2007 was $206,421 ($ Thousands).

ADR -- American Depositary Receipt
Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Large Cap Disciplined Equity Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Mutual                                  17.2%
Financials                              14.1%
Information Technology                  11.0%
Health Care                              9.2%
Industrials                              9.2%
Energy                                   8.1%
Short-Term Investments                   8.1%
Consumer Staples                         7.3%
Consumer Discretionary                   6.4%
Telecommunication Services               3.1%
Materials                                2.7%
Utilities                                2.6%
U.S. Treasury Obligations                1.0%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 77.6%

CONSUMER DISCRETIONARY -- 6.8%
   Abercrombie & Fitch, Cl A                             16,700   $       1,370
   Amazon.com*                                          147,300          13,339
   AnnTaylor Stores*                                     70,900           2,159
   Apollo Group, Cl A*                                   35,800           2,739
   Asbury Automotive Group                               78,200           1,309
   Autozone*                                             39,700           4,432
   Best Buy (B)                                         659,668          33,676
   Big Lots (B)*                                        167,100           3,120
   Bob Evans Farms (B)                                   37,800           1,166
   Brinker International (B)                            175,750           4,048
   Cablevision Systems, Cl A*                           439,972          11,892
   CBS, Cl B (B)                                        358,740           9,840
   Cheesecake Factory (B)*                               21,800             508
   Christopher & Banks (B)                               50,600             816
   Clear Channel Communications                          55,119           1,979
   Coach*                                               279,500          10,381
   Comcast, Cl A (B)*                                 1,159,924          23,825
   Darden Restaurants                                   177,100           7,047
   DIRECTV Group*                                     1,652,078          41,087
   Dollar Tree Stores*                                   19,600             562
   Dow Jones                                             68,300           4,081
   Eastman Kodak                                          6,800             160
   EchoStar Communications, Cl A*                        66,237           2,855
   Expedia*                                              95,900           3,126
   Family Dollar Stores                                  31,700             747
   Ford Motor (B)*                                    1,983,487          14,896
   General Motors (B)                                   512,052          15,274
   Gentex                                                86,800           1,720
   Goodyear Tire & Rubber*                              295,300           8,490
   Group 1 Automotive (B)                                 9,300             250
   Gymboree*                                            147,300           4,914
   Harley-Davidson                                       84,000           4,034
   Harman International Industries                       26,800           1,972
   Harrah's Entertainment                                28,710           2,528

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hasbro                                               194,900   $       5,412
   Home Depot                                           691,195          19,741
   IAC/InterActive*                                     166,300           4,628
   Interpublic Group*                                   223,900           2,125
   J.C. Penney (B)                                      290,100          12,799
   Jack in the Box (B)*                                 153,200           4,588
   Johnson Controls                                     186,136           7,189
   Jones Apparel Group (B)                               86,800           1,618
   Kellwood                                              32,100             481
   Kohl's*                                               75,400           3,716
   Leggett & Platt                                       31,100             640
   Limited Brands (B)                                   139,900           2,809
   Marriott International, Cl A                         473,780          17,767
   Marvel Entertainment (B)*                             62,900           1,742
   Mattel                                               603,200          12,052
   McDonald's                                           616,532          36,049
   McGraw-Hill                                          114,000           5,595
   Meredith                                               8,000             440
   MGM Mirage*                                          129,564          11,207
   Morgans Hotel Group (B)*                              23,100             427
   News, Cl A                                           784,800          16,536
   Nike, Cl B                                            45,500           2,987
   Nordstrom                                            267,126           8,959
   Panera Bread, Cl A (B)*                               27,800           1,114
   Papa John's International (B)*                        38,500             907
   Polo Ralph Lauren                                     88,800           6,125
   RadioShack                                           215,700           3,990
   Rent-A-Center*                                       173,200           2,453
   Sears Holdings*                                       15,800           1,667
   Sherwin-Williams                                      92,500           5,812
   Snap-On                                               29,800           1,457
   Sonic (B)*                                            57,200           1,396
   Stanley Works                                         17,300             902
   Target (B)                                           354,423          21,287
   Tempur-Pedic International (B)                        22,800             677
   Tiffany                                              140,200           6,509
   Time Warner                                        1,395,428          24,085
   TRW Automotive Holdings (B)*                          45,509           1,022
   Valassis Communications (B)*                         124,700           1,538
   VF                                                   131,500           9,835
   Viacom, Cl B*                                        319,400          13,421
   Walt Disney                                        1,177,238          39,025
   Warnaco Group*                                        57,000           2,103
   Wendy's International                                 31,400             880
   Whirlpool                                             24,300           1,967
   Winnebago Industries (B)                              25,400             547
   Wolverine World Wide                                   8,400             208
   Wyndham Worldwide                                     16,200             473
   Yum! Brands (B)                                      353,300          13,125
                                                                  --------------
                                                                        582,374
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.6%
   Altria Group                                       1,045,953   $      81,124
   Anheuser-Busch                                       417,125          21,991
   Archer-Daniels-Midland                               791,733          28,780
   Avon Products                                         32,800           1,346
   Brown-Forman, Cl B                                    11,000             777
   Campbell Soup                                          5,900             217
   Chattem (B)*                                           5,900             418
   Coca-Cola                                            776,487          48,220
   Coca-Cola Enterprises                                271,401           7,048
   Colgate-Palmolive                                    153,500          12,292
   Corn Products International                           47,466           1,867
   Costco Wholesale (B)                                  70,241           4,734
   CVS                                                  186,608           7,481
   Dean Foods                                            29,100             726
   Estee Lauder, Cl A                                     8,800             395
   General Mills (B)                                    105,800           6,364
   Green Mountain Coffee Roasters (B)*                    7,200             235
   Herbalife (B)                                         69,200           2,897
   HJ Heinz                                               9,200             435
   Kimberly-Clark                                       381,959          26,665
   Kraft Foods, Cl A                                    345,003          11,920
   Kroger                                             1,316,687          37,855
   Molson Coors Brewing, Cl B                            92,000           4,953
   PepsiCo                                              661,327          51,041
   Pilgrim's Pride (B)                                   30,700             801
   Procter & Gamble                                   1,822,778         134,886
   Reynolds American (B)                                320,400          22,434
   Safeway (B)                                          491,800          17,115
   Sanderson Farms                                       16,500             513
   Supervalu                                            298,100          12,482
   Sysco                                                208,343           6,773
   Tyson Foods, Cl A (B)                              1,318,923          19,665
   UST                                                   80,300           4,649
   Wal-Mart Stores                                    1,661,177          79,570
   Walgreen                                              12,003             439
   WM Wrigley Jr.                                        11,600             742
                                                                  --------------
                                                                        659,850
                                                                  --------------
ENERGY -- 8.6%
   Apache                                                41,900           4,055
   Baker Hughes                                          19,600           1,573
   Chesapeake Energy (B)                                367,400          13,906
   Chevron                                            1,457,881         127,958
   ConocoPhillips                                     1,124,062          89,970
   Consol Energy                                         10,100             599
   Devon Energy                                         274,742          22,751
   El Paso                                               68,200           1,097
   ENSCO International                                   33,800           1,820
   Exxon Mobil                                        2,993,572         266,907
   Halliburton                                          597,216          21,864
   Hess                                                 124,600           8,874

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Holly (B)                                             16,800   $         814
   Hornbeck Offshore Services*                          117,000           4,817
   Marathon Oil                                         702,090          39,247
   Murphy Oil                                            17,900           1,280
   National Oilwell Varco*                              199,600          13,603
   Noble                                                255,200          13,304
   Noble Energy                                          28,600           2,060
   Occidental Petroleum                                 125,098           8,728
   Pride International*                                 267,419           8,817
   Rowan                                                 28,300           1,002
   Schlumberger                                         341,594          31,922
   SEACOR Holdings*                                       8,800             797
   Smith International                                   60,300           3,782
   Sunoco (B)                                            31,100           2,087
   Tesoro                                                69,500           3,418
   Transocean                                            29,243           4,015
   Valero Energy                                        240,600          15,656
   Weatherford International*                            33,400           2,092
   Williams                                             501,442          17,405
   XTO Energy                                            46,900           2,899
                                                                  --------------
                                                                        739,119
                                                                  --------------
FINANCIALS -- 14.7%
   ACE                                                  508,525          30,425
   Aflac                                                 25,400           1,591
   Alleghany*                                               549             225
   Allstate (B)                                         476,447          24,356
   AMBAC Financial Group (B)                             10,400             283
   American Capital Strategies                           16,600             624
   American Express                                     452,903          26,712
   American Financial Group                             105,600           3,086
   American International Group                       1,277,200          74,244
   American National Insurance                            1,526             182
   Ameriprise Financial                                 126,810           7,443
   Annaly Capital Management+                           134,700           2,318
   AON (B)                                              271,400          13,562
   Apartment Investment & Management, Cl A+              10,600             422
   Apollo Investment (B)                                 55,900             990
   Arch Capital Group*                                   18,307           1,277
   Ashford Hospitality Trust+                            63,700             493
   AvalonBay Communities+ (B)                            48,623           4,835
   Axis Capital Holdings                                 34,500           1,316
   Bank of America                                    2,990,623         137,957
   Bank of New York Mellon                              391,955          18,798
   BB&T (B)                                             112,600           4,063
   BlackRock (B)                                         68,181          13,525
   BOK Financial (B)                                      4,033             221
   Boston Properties+                                   309,162          30,428
   Brandywine Realty Trust+                              67,500           1,384
   Capital One Financial (B)                            274,329          14,625
   CB Richard Ellis Group, Cl A*                        234,700           5,574


--------------------------------------------------------------------------------
22      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Charles Schwab                                       824,395   $      20,041
   Chubb                                                208,600          11,379
   CIT Group (B)                                         25,600             681
   Citigroup                                          2,905,176          96,742
   Citizens Republic Bancorp                             29,200             415
   CME Group                                              2,700           1,778
   Comerica                                              20,500             939
   Crystal River Capital+ (B)                            28,600             404
   Discover Financial Services*                          41,240             716
   Endurance Specialty Holdings                          43,900           1,773
   Fannie Mae                                           100,800           3,873
   Fifth Third Bancorp                                  137,200           4,104
   First Citizens BancShares, Cl A                        1,406             220
   First Industrial Realty Trust+ (B)                    37,300           1,362
   Franklin Resources                                   264,909          32,632
   Freddie Mac                                           15,917             558
   General Growth Properties+                            12,900             599
   Genworth Financial, Cl A                              67,600           1,774
   Goldman Sachs Group                                  258,103          58,496
   Hartford Financial Services Group                    119,464          11,387
   Host Hotels & Resorts+ (B)                           130,081           2,496
   Hudson City Bancorp                                  461,100           7,018
   Huntington Bancshares                                276,000           4,330
   IntercontinentalExchange*                             15,000           2,504
   iStar Financial+ (B)                                   9,200             269
   Janus Capital Group (B)                              370,100          12,424
   JPMorgan Chase                                     2,623,741         119,695
   Keycorp (B)                                          158,300           4,170
   Kimco Realty+                                         43,800           1,730
   Lehman Brothers Holdings (B)                         246,084          15,412
   Leucadia National                                    128,600           6,039
   Lincoln National                                       7,592             467
   Loews                                                787,171          37,619
   MBIA (B)                                              26,100             953
   Merrill Lynch                                        515,544          30,902
   Metlife (B)                                          726,733          47,666
   MFA Mortgage Investments+                             43,300             380
   Montpelier Re Holdings (B)                            43,100             747
   Moody's                                               10,170             383
   Morgan Stanley                                       378,616          19,961
   Newcastle Investment+ (B)                            103,300           1,344
   Northern Trust                                       119,881           9,709
   NorthStar Realty Finance+ (B)                        170,300           1,562
   NYSE Euronext                                         35,500           3,074
   Platinum Underwriters Holdings                        31,800           1,155
   PNC Financial Services Group                         155,531          11,386
   Prologis+                                              5,100             334
   Provident Bankshares                                  10,400             244
   Prudential Financial                                 532,048          50,087
   Public Storage+                                        1,900             147
   Regions Financial                                    433,200          11,449
   Simon Property Group+                                 57,281           5,639

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   SLM                                                   66,276   $       2,524
   Strategic Hotels & Resorts+ (B)                       47,100             862
   Sunstone Hotel Investors+                             25,800             599
   SunTrust Banks                                        76,000           5,328
   T. Rowe Price Group                                   81,628           5,019
   TD Ameritrade Holding (B)*                           271,500           5,074
   Travelers                                            928,132          49,293
   Umpqua Holdings (B)                                   23,100             373
   UnumProvident                                        186,100           4,623
   US Bancorp                                           745,868          24,681
   Vornado Realty Trust+                                 28,700           2,583
   Wachovia                                             675,279          29,037
   Washington Mutual (B)                                190,541           3,716
   Wells Fargo                                        1,548,150          50,207
   XL Capital, Cl A (B)                                  77,600           4,542
                                                                  --------------
                                                                      1,270,588
                                                                  --------------
HEALTH CARE -- 9.7%
   Abbott Laboratories                                  566,616          32,586
   Aetna                                                 74,713           4,175
   AmerisourceBergen (B)                                472,892          21,455
   Amgen*                                                83,688           4,624
   Baxter International                                 870,466          52,115
   Becton Dickinson                                     134,000          11,086
   Biogen Idec*                                           8,600             637
   Bristol-Myers Squibb                                 716,773          21,238
   Cardinal Health                                      524,404          31,753
   Celgene*                                             156,400           9,626
   Cigna                                                544,826          29,208
   Coventry Health Care*                                 10,000             579
   Covidien*                                            672,889          26,990
   Cubist Pharmaceuticals (B)*                          153,500           3,260
   Eli Lilly                                            392,272          20,771
   Express Scripts*                                     289,900          19,641
   Genentech*                                           320,674          24,451
   Gilead Sciences*                                     369,000          17,173
   Health Net*                                          291,076          14,140
   Henry Schein*                                         11,444             677
   Hospira*                                              51,605           2,235
   Humana*                                              138,777          10,690
   Idexx Laboratories (B)*                               10,200             617
   Invitrogen (B)*                                       47,700           4,627
   Johnson & Johnson                                  1,015,811          68,811
   King Pharmaceuticals*                                118,600           1,256
   Laboratory of America Holdings*                       55,300           4,019
   Manor Care                                            94,300           6,094
   McKesson                                             386,521          25,793
   Medco Health Solutions*                              344,781          34,475
   Medtronic                                            334,149          16,991
   Mentor (B)                                           108,600           4,082
   Merck                                                783,794          46,526
   Millennium Pharmaceuticals*                          170,300           2,510


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Millipore*                                             6,200   $         508
   OSI Pharmaceuticals (B)*                              97,500           4,546
   PerkinElmer                                           96,500           2,633
   Pfizer                                             3,684,891          87,553
   Schering-Plough                                    1,358,029          42,506
   St. Jude Medical*                                     49,100           1,952
   Stryker*                                              93,500           6,791
   Thermo Fisher Scientific*                            161,300           9,297
   UnitedHealth Group                                   466,745          25,671
   Waters*                                              162,700          12,697
   Watson Pharmaceuticals*                               53,300           1,562
   WellPoint*                                           424,674          35,762
   Wyeth                                                461,949          22,682
   Zimmer Holdings*                                      64,700           4,188
                                                                  --------------
                                                                        833,259
                                                                  --------------
INDUSTRIALS -- 9.7%
   3M                                                   236,644          19,703
   Acuity Brands (B)                                     12,700             502
   Administaff                                           51,100           1,670
   Allied Waste Industries*                             402,380           4,591
   American Reprographics (B)*                           32,800             508
   Apogee Enterprises                                    16,600             369
   Boeing                                               810,383          74,993
   Burlington Northern Santa Fe                         104,100           8,694
   C.H. Robinson Worldwide                               23,300           1,201
   Caterpillar                                           75,528           5,430
   Cooper Industries, Cl A                               24,300           1,220
   CRA International (B)*                                13,900             643
   CSX                                                  413,000          17,346
   Cummins                                               87,820          10,266
   Deere                                                 64,200          11,030
   Delta Air Lines*                                      61,382           1,213
   Eaton                                                 51,000           4,555
   Emerson Electric                                     285,530          16,281
   EnPro Industries*                                     27,800             851
   Expeditors International Washington                   34,300           1,609
   FedEx                                                282,225          27,791
   Flowserve                                             38,681           3,639
   Fluor                                                 91,310          13,438
   Gardner Denver*                                       24,000             795
   General Dynamics                                     140,500          12,474
   General Electric                                   5,395,557         206,596
   Goodrich                                              55,600           3,964
   Granite Construction (B)                              26,100           1,071
   Herman Miller (B)                                     26,500             727
   Honeywell International                              724,122          41,000
   Hubbell, Cl B                                         17,700             972
   Huron Consulting Group*                               32,500           2,381
   Illinois Tool Works (B)                              125,000           6,937
   Ingersoll-Rand, Cl A                                 347,300          17,935
   ITT                                                   55,000           3,544

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Jacobs Engineering Group*                            231,847   $      19,422
   L-3 Communications Holdings                           14,900           1,649
   Labor Ready (B)*                                     115,900           1,744
   Lockheed Martin (B)                                  515,035          56,999
   Manitowoc                                             22,700             995
   Northrop Grumman                                     216,576          17,064
   Paccar (B)                                           335,069          16,958
   Pall                                                 144,400           5,523
   Parker Hannifin                                        5,800             461
   PeopleSupport (B)*                                    22,400             315
   Precision Castparts                                   81,800          12,052
   Raytheon                                             385,431          23,839
   Robert Half International                            122,000           3,289
   Rockwell Automation                                  202,600          13,754
   Rockwell Collins                                      18,200           1,313
   RR Donnelley & Sons                                  154,391           5,660
   Ryder System                                          15,300             663
   Shaw Group*                                          141,384           8,967
   Steelcase, Cl A                                      103,500           1,566
   Stericycle*                                           38,500           2,266
   Terex*                                               167,398          10,789
   Textron                                               15,400           1,063
   Thomas & Betts*                                       99,800           5,425
   Timken                                                18,600             593
   Trane                                                 60,800           2,232
   Trinity Industries (B)                                94,900           2,402
   Tyco International                                   481,128          19,308
   Union Pacific                                         59,000           7,442
   United Parcel Service, Cl B                          363,085          26,752
   United Technologies                                  315,344          23,578
   Waste Management                                     227,800           7,818
   WW Grainger                                           90,862           8,023
                                                                  --------------
                                                                        835,863
                                                                  --------------
INFORMATION TECHNOLOGY -- 11.7%
   Accenture, Cl A (B)                                   85,700           2,962
   Adobe Systems*                                       115,900           4,884
   Advent Software (B)*                                   9,900             502
   Agilent Technologies*                                319,300          12,079
   Altera                                                24,400             458
   Amdocs*                                               75,843           2,510
   Analog Devices                                        43,600           1,342
   Apple*                                               289,984          52,841
   Applied Materials                                     22,900             431
   Arrow Electronics*                                   406,050          15,028
   Autodesk*                                             14,700             692
   Automatic Data Processing                            344,353          15,517
   Avnet (B)*                                           336,679          11,615
   BMC Software*                                        185,100           6,123
   Cadence Design Systems*                               24,200             402
   Ciena*                                                54,100           2,379
   Cisco Systems*                                     2,605,210          72,998


--------------------------------------------------------------------------------
24      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Citrix Systems*                                       32,100   $       1,187
   Cognizant Technology Solutions, Cl A*                119,800           3,726
   Compuware (B)*                                       237,800           1,964
   Convergys*                                            89,800           1,465
   Corning                                               69,500           1,688
   Dell*                                                180,100           4,420
   Earthlink*                                           123,300             837
   eBay*                                                576,300          19,323
   Electronic Data Systems (B)                        1,037,629          21,022
   EMC*                                                 419,300           8,080
   Emulex (B)*                                           62,200           1,042
   Exar*                                                 46,000             423
   Fidelity National Information Services               110,100           4,758
   Google, Cl A*                                        104,995          72,762
   Hewlett-Packard                                    2,055,393         105,154
   Ingram Micro, Cl A*                                  687,047          13,672
   Integrated Device Technology*                         36,800             446
   Intel                                              1,612,939          42,065
   International Business Machines (B)                1,033,522         108,706
   Intuit*                                              322,600           9,459
   j2 Global Communications (B)*                         17,100             416
   Jabil Circuit                                        105,900           1,795
   Juniper Networks (B)*                                655,200          19,473
   Kla-Tencor                                            17,800             856
   Lam Research (B)*                                    211,000           9,674
   Linear Technology (B)                                199,200           6,068
   MEMC Electronic Materials*                            72,200           5,601
   Microchip Technology                                  82,800           2,384
   Microsoft                                          3,934,443         132,197
   Motorola                                             179,273           2,863
   NCR*                                                 599,960          14,363
   Network Appliance*                                   226,100           5,587
   Novellus Systems*                                     12,500             325
   Nvidia*                                              532,150          16,784
   Oracle*                                            1,227,216          24,765
   Qualcomm                                             309,100          12,605
   SanDisk*                                              14,900             558
   Seagate Technology                                   181,100           4,671
   Semtech*                                              38,500             587
   SPSS*                                                 20,400             737
   Sun Microsystems*                                    898,610          18,673
   SYKES Enterprises*                                    19,600             362
   Symantec (B)*                                        707,200          12,588
   Tech Data*                                            85,366           3,211
   Teradata*                                            348,820           9,055
   Teradyne*                                             37,400             407
   Texas Instruments                                  1,148,014          36,243
   Tyco Electronics*                                    287,127          10,736
   VeriSign*                                             87,800           3,591
   Xerox*                                             1,159,991          19,581
   Yahoo!*                                               13,600             365
   Zoran*                                               121,300           2,647
                                                                  --------------
                                                                      1,004,730
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 2.8%
   Air Products & Chemicals                               5,200   $         515
   Alcoa                                                535,200          19,465
   Allegheny Technologies                               130,500          12,756
   Ashland                                               77,748           3,828
   Ball                                                  76,500           3,538
   Crown Holdings*                                      746,999          19,168
   Dow Chemical                                         728,022          30,533
   E.I. Du Pont de Nemours                              276,691          12,769
   Eastman Chemical                                      45,100           2,896
   Ecolab                                                 6,000             287
   Freeport-McMoRan Copper & Gold, Cl B (B)             243,321          24,072
   Hercules                                              30,100             584
   International Flavors & Fragrances                    86,400           4,332
   International Paper                                  191,300           6,456
   MeadWestvaco                                          73,900           2,429
   Monsanto                                             253,347          25,175
   Mosaic*                                              148,794          10,289
   Newmont Mining                                        43,262           2,150
   Nucor                                                139,400           8,254
   Olin                                                 155,000           3,246
   OM Group*                                             35,800           2,015
   Owens-Illinois*                                       74,010           3,322
   Pactiv*                                              289,200           7,346
   PPG Industries                                         6,900             474
   Rohm & Haas                                           36,428           1,981
   Temple-Inland                                        171,200           7,870
   Titanium Metals*                                      14,600             433
   United States Steel                                  143,700          14,040
   Vulcan Materials                                      96,800           8,596
   Weyerhaeuser                                          61,800           4,523
   Zep (B)*                                              12,500             164
                                                                  --------------
                                                                        243,506
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.2%
   American Tower, Cl A*                                 70,100           3,192
   AT&T                                               4,455,946         170,262
   CenturyTel                                           155,800           6,642
   Embarq                                                74,900           3,816
   Qwest Communications International (B)*              968,719           6,423
   Sprint Nextel                                      1,268,400          19,686
   US Cellular*                                          86,212           7,069
   Verizon Communications                             1,289,920          55,737
   Windstream (B)                                       484,813           6,278
                                                                  --------------
                                                                        279,105
                                                                  --------------
UTILITIES -- 2.8%
   AES*                                                 331,000           7,232
   Allegheny Energy*                                    287,814          17,485
   American Electric Power                              225,300          10,740


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      25

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Atmos Energy                                          26,100   $         684
   Centerpoint Energy                                   328,200           5,858
   CMS Energy                                            88,600           1,544
   Consolidated Edison (B)                              217,000          10,514
   Constellation Energy Group                           109,700          10,993
   Dominion Resources (B)                                97,600           4,610
   DTE Energy (B)                                        38,900           1,908
   Duke Energy (B)                                      881,900          17,453
   Dynegy, Cl A*                                        490,000           3,729
   Edison International                                 408,286          22,856
   Entergy                                               70,600           8,440
   Exelon                                               223,482          18,118
   FirstEnergy                                           85,500           5,862
   FPL Group                                            154,100          10,750
   Mirant (B)*                                           39,500           1,524
   Nicor (B)                                             35,700           1,504
   NiSource                                              44,200             818
   Pepco Holdings                                        33,300             936
   PG&E                                                 442,623          20,480
   Portland General Electric                             62,400           1,670
   PPL                                                   98,500           5,020
   Public Service Enterprise Group                      311,695          29,842
   Questar                                               17,900             957
   Reliant Energy*                                      534,461          13,917
   Sempra Energy                                         36,530           2,287
   Southern (B)                                          73,900           2,780
                                                                  --------------
                                                                        240,511
                                                                  --------------
Total Common Stock
   (Cost $5,973,184) ($ Thousands)                                    6,688,905
                                                                  --------------
MUTUAL FUND -- 18.2%
   SEI LIBOR Plus Portfolio,  5.830%++**            161,902,719       1,568,837
                                                                  --------------
Total Mutual Fund
   (Cost $1,616,888) ($ Thousands)                                    1,568,837
                                                                  --------------

CORPORATE OBLIGATION (C) (E) -- 0.1%

FINANCIALS -- 0.1%
   SLM MTN 4.660%, 12/17/07                       $       8,739           8,739
                                                                  --------------
Total Corporate Obligation
   (Cost $8,739) ($ Thousands)                                            8,739
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 8.6%
   FIMAT USA                                          2,850,489   $       2,850
   First Union Cash Management
      Program, 4.370%**                               5,382,501           5,383
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      5.020%++**                                    245,963,681         245,964
   SEI Liquidity Fund L.P.,
      5.110%++** (C)                                484,906,404         484,906
   UBS Margin Deposit                                   279,483             279
                                                                  --------------
Total Cash Equivalents
   (Cost $739,712) ($ Thousands)                                        739,382
                                                                  --------------
U.S. TREASURY OBLIGATIONS (A) (D) -- 1.0%
   U.S. Treasury Bills
         4.854%, 12/13/07                         $       2,575           2,572
         3.898%, 12/20/07                                   500             499
         3.023%, 02/21/08                                90,065          89,453
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $92,519) ($ Thousands)                                          92,524
                                                                  --------------
Total Investments -- 105.5%
   (Cost $8,430,712) ($ Thousands)                                $   9,098,387
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                     NUMBER OF                   APPRECIATION/
            TYPE OF                  CONTRACTS     EXPIRATION    (DEPRECIATION)
           CONTRACT                LONG (SHORT)       DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                            (13)        Mar-2008      $         (11)
90-Day GBP Libor                        (24)        Mar-2008                  4
3-Month Euribor                          (1)        Mar-2008                 --
Australia 10 Year  Bond Index            21         Dec-2007                 (4)
Amsterdam Index                           3         Dec-2007                  1
CAC40 10 Euro                            (1)        Dec-2007                 (2)
Canadian 10 Year Bond Index              60         Mar-2008                 26
DAX Index                                 1         Dec-2007                 10
Euro-Bobl                                 4         Dec-2007                  6
Euro-Bond                               157         Dec-2007                 89
FTSE 100 Index                            1         Dec-2007                  3
Japan 10 Year Bond Index                 26         Dec-2007                 68
Long Gilt 10 Year  Index                (97)        Mar-2008                 22
S&P 500 Index                         5,179         Dec-2007              1,887
S&P 500 Index E-Mini                     (3)        Dec-2007                  8
SPI 200 Index                             1         Dec-2007                  5
Topix Index                              (2)        Dec-2007                  8
U.S. 5 Year Treasury  Note               (7)        Mar-2008                  1
U.S. 10 Year  Treasury Note              94         Dec-2007                 29
U.S. 10 Year Treasury Note              (95)        Mar-2008                 18
U.S. Long Treasury Bond                  (1)        Mar-2008                  1
                                                                  --------------
                                                                  $       2,169
                                                                  ==============


--------------------------------------------------------------------------------
26      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2007 is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                         CURRENCY TO           CURRENCY TO        APPRECIATION/
MATURITY                   DELIVER               RECEIVE         (DEPRECIATION)
  DATE                   (THOUSANDS)           (THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------
12/19/07               AUD         900       USD         798      $           2
12/19/07               CAD       3,800       USD       3,818                 15
12/19/07               CHF       4,625       USD       3,955               (147)
12/19/07               EUR       2,000       USD       2,840                (97)
12/19/07               GBP       1,750       USD       3,553                (43)
12/19/07               JPY     342,500       USD       2,996                (98)
12/19/07               NZD       1,000       USD         755                (11)
12/19/07               SEK      18,000       USD       2,708               (111)
12/19/07               USD       7,018       AUD       7,950                  8
12/19/07               USD       4,336       CAD       4,400                 68
12/19/07               USD       6,050       CHF       7,125                269
12/19/07               USD      12,482       EUR       8,575                109
12/19/07               USD       5,473       GBP       2,688                 50
12/19/07               USD       4,004       JPY     437,500                (52)
12/19/07               USD       1,532       NOK       8,500                  1
12/19/07               USD       2,552       NZD       3,425                 70
12/19/07               USD       9,565       SEK      61,500                 67
                                                                  --------------
                                                                  $         100
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $8,621,955 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Security, or a portion thereof, has been pledged as collateral on open future contracts.

(B) This security or a partial position of this security is on loan at November 30, 2007. The total value of securities on loan at November 30, 2007 was $482,193 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2007 was $493,645 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The date reported on the Schedule of Investments is the next reset date.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl --  Class
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
L.P.-- Limited Partnership
MTN -- Medium Term Note
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
Ser -- Series
USD -- U.S. Dollar

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      27

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                              16.4%
Information Technology                  14.2%
Short-Term Investments                  10.8%
Health Care                             10.8%
Industrials                             10.5%
Energy                                  10.2%
Consumer Discretionary                   8.7%
Consumer Staples                         8.5%
Utilities                                3.4%
Materials                                3.3%
Telecommunication Services               3.0%
U.S. Treasury Obligation                 0.2%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.2%

CONSUMER DISCRETIONARY -- 9.5%
   Abercrombie & Fitch, Cl A                              2,102   $         172
   Advance Auto Parts                                     2,808             101
   Amazon.com (B)*                                        7,589             687
   American Eagle Outfitters                              4,671             107
   AnnTaylor Stores*                                      1,847              56
   Apollo Group, Cl A (B)*                                3,664             280
   Autoliv                                                2,118             124
   Autonation*                                            4,132              68
   Autozone*                                              1,207             135
   Barnes & Noble                                         1,238              48
   Bed Bath & Beyond*                                     7,015             221
   Best Buy (B)                                           8,547             436
   Big Lots (B)*                                          2,800              52
   Black & Decker                                         1,468             121
   BorgWarner                                             1,441             139
   Boyd Gaming                                            1,651              64
   Brinker International                                  2,683              62
   Brunswick (B)                                          2,533              52
   Burger King Holdings                                   2,000              53
   Cablevision Systems, Cl A*                             5,342             144
   Career Education*                                      2,459              71
   Carmax (B)*                                            5,860             134
   Carnival                                              11,200             505
   CBS, Cl B (B)                                         14,869             408
   Centex                                                 3,256              68
   Central European Media Entertainment, Cl A*              800              88
   Cheesecake Factory (B)*                                2,046              48
   Chico's FAS*                                           4,616              52
   Choice Hotels International                              884              31
   Circuit City Stores (B)                                4,985              32
   Clear Channel Communications (B)                      12,735             457
   Clear Channel Outdoor Holdings, Cl A*                    700              19
   Coach*                                                 9,467             352
   Coldwater Creek (B)*                                   1,700              14
   Comcast, Cl A (B)*                                    73,925           1,518

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   CROCS (B)*                                             2,000   $          78
   CTC Media*                                             1,700              41
   Darden Restaurants                                     3,322             132
   Dick's Sporting Goods*                                 2,058              64
   Dillard's, Cl A (B)                                    1,675              34
   DIRECTV Group*                                        17,658             439
   Discovery Holding, Cl A*                               7,242             177
   Dollar Tree Stores*                                    2,653              76
   Dow Jones                                              1,377              82
   DR Horton                                              7,268              87
   DreamWorks Animation SKG, Cl A*                        1,934              51
   E.W. Scripps, Cl A                                     2,272              99
   Eastman Kodak (B)                                      6,967             164
   EchoStar Communications, Cl A*                         5,162             222
   Expedia*                                               4,534             148
   Family Dollar Stores                                   3,462              82
   Foot Locker (B)                                        4,469              58
   Ford Motor (B)*                                       49,924             375
   Fortune Brands                                         3,720             285
   GameStop, Cl A*                                        3,900             224
   Gannett (B)                                            5,959             219
   Gap                                                   15,259             311
   Garmin*                                                3,000             322
   General Motors (B)                                    11,881             354
   Gentex                                                 3,932              78
   Genuine Parts                                          4,271             205
   Getty Images*                                          1,519              44
   Goodyear Tire & Rubber*                                5,052             145
   Guess?*                                                1,300              61
   H&R Block (B)                                          7,725             152
   Hanesbrands*                                           2,643              75
   Harley-Davidson                                        5,903             283
   Harman International Industries                        1,568             115
   Harrah's Entertainment                                 4,775             421
   Harte-Hanks                                            1,489              25
   Hasbro                                                 3,767             105
   Hearst-Argyle Television                                 863              17
   Home Depot                                            42,215           1,206
   IAC/InterActive (B)*                                   4,664             130
   Idearc                                                 3,955              75
   International Game Technology                          8,443             369
   International Speedway, Cl A                             912              39
   Interpublic Group (B)*                                12,575             119
   ITT Educational Services*                              1,121             127
   J.C. Penney                                            5,751             254
   Jarden*                                                2,000              53
   John Wiley & Sons, Cl A                                1,242              52
   Johnson Controls (B)                                  14,745             569
   Jones Apparel Group (B)                                1,753              33
   KB Home (B)                                            2,080              43
   Kohl's*                                                8,219             405


--------------------------------------------------------------------------------
28      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Lamar Advertising, Cl A (B)                            2,140   $         111
   Las Vegas Sands*                                       2,593             294
   Leggett & Platt                                        4,919             101
   Lennar, Cl A (B)                                       3,530              56
   Liberty Global, Cl A (B)*                              9,871             401
   Liberty Media Holding-Capital, Ser A*                  3,292             392
   Liberty Media Holding-Interactive, Cl A (B)*          14,947             301
   Limited Brands (B)                                     7,657             154
   Liz Claiborne                                          2,661              67
   Lowe's                                                37,510             916
   Macy's                                                11,030             327
   Marriott International, Cl A                           8,050             302
   Mattel                                                 9,542             191
   McClatchy, Cl A (B)                                    1,417              19
   McDonald's                                            29,880           1,747
   McGraw-Hill                                            8,439             414
   MDC Holdings (B)                                         816              29
   Meredith                                               1,358              75
   MGM Mirage*                                            2,992             259
   Mohawk Industries (B)*                                 1,366             110
   New York Times, Cl A (B)                               3,524              58
   Newell Rubbermaid                                      7,365             197
   News, Cl A                                            56,885           1,199
   Nike, Cl B (B)                                         8,848             581
   Nordstrom                                              6,012             202
   Nutri/System (B)*                                        900              23
   NVR (B)*                                                 124              61
   O'Reilly Automotive*                                   2,640              87
   Office Depot*                                          6,889             118
   OfficeMax                                              1,974              49
   Omnicom Group (B)                                      8,444             412
   Orient-Express Hotels, Cl A                            1,000              62
   Panera Bread, Cl A (B)*                                  762              31
   Penn National Gaming*                                  1,689             101
   Penske Auto Group                                      1,200              24
   PetSmart                                               3,173              90
   Phillips-Van Heusen                                    1,400              59
   Polo Ralph Lauren                                      1,480             102
   Pool (B)                                               1,292              28
   Pulte Homes (B)                                        6,018              61
   R.H. Donnelley (B)*                                    1,761              78
   RadioShack (B)                                         3,871              72
   Regal Entertainment Group, Cl A (B)                    1,988              39
   Ross Stores                                            3,871             102
   Royal Caribbean Cruises                                3,300             134
   Ryland Group (B)                                       1,075              25
   Saks (B)                                               3,306              68
   Scientific Games, Cl A*                                1,466              47
   Sears Holdings (B)*                                    1,828             193
   Service International                                  6,794              90
   Sherwin-Williams                                       2,737             172
   Sirius Satellite Radio (B)*                           38,952             149

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Snap-On                                                1,491   $          73
   Stanley Works                                          2,109             110
   Staples*                                              18,364             435
   Starbucks*                                            19,006             445
   Starwood Hotels & Resorts Worldwide                    4,884             262
   Target (B)                                            21,385           1,284
   Thor Industries                                        1,000              35
   Tiffany                                                3,525             164
   Tim Hortons                                            4,986             192
   Time Warner                                           94,237           1,627
   Time Warner Cable, Cl A (B)*                           3,900             101
   TJX                                                   11,154             327
   Toll Brothers (B)*                                     3,351              69
   Tractor Supply (B)*                                    1,000              41
   Tribune                                                1,865              58
   TRW Automotive Holdings*                                 993              22
   Urban Outfitters (B)*                                  3,120              82
   VF                                                     2,117             158
   Viacom, Cl B*                                         15,069             633
   Virgin Media (B)                                       7,620             145
   WABCO Holdings*                                        1,624              76
   Walt Disney                                           49,584           1,644
   Warner Music Group                                       662               5
   Washington Post, Cl B                                    157             127
   Weight Watchers International                            962              46
   Wendy's International                                  2,013              56
   Whirlpool                                              1,987             161
   Williams-Sonoma (B)                                    2,062              60
   Wyndham Worldwide                                      4,468             130
   Wynn Resorts (B)*                                      1,396             177
   XM Satellite Radio Holdings, Cl A*                     7,837             122
   Yum! Brands                                           13,448             500
                                                                  --------------
                                                                         36,590
                                                                  --------------
CONSUMER STAPLES -- 9.3%
   Alberto-Culver (B)                                     2,187              56
   Altria Group                                          52,768           4,093
   Anheuser-Busch                                        18,979           1,001
   Archer-Daniels-Midland                                16,679             606
   Avon Products                                         11,206             460
   Bare Escentuals (B)*                                     700              15
   BJ's Wholesale Club*                                   1,872              70
   Brown-Forman, Cl B                                     1,875             132
   Bunge (B)                                              3,100             348
   Campbell Soup                                          5,578             205
   Church & Dwight                                        1,632              92
   Clorox                                                 3,303             214
   Coca-Cola                                             58,120           3,609
   Coca-Cola Enterprises                                  7,515             195
   Colgate-Palmolive                                     12,775           1,023
   ConAgra Foods                                         12,686             317
   Constellation Brands, Cl A (B)*                        4,631             109


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      29

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Corn Products International                            1,700   $          67
   Costco Wholesale (B)                                  11,081             747
   CVS                                                   36,952           1,481
   Dean Foods                                             3,487              87
   Del Monte Foods                                        5,258              46
   Energizer Holdings (B)*                                1,341             152
   Estee Lauder, Cl A                                     2,654             119
   General Mills                                          7,996             481
   Hansen Natural*                                        1,600              69
   Herbalife                                              1,200              50
   Hershey                                                4,198             168
   HJ Heinz                                               8,337             394
   Hormel Foods                                           1,939              77
   JM Smucker                                             1,255              62
   Kellogg (B)                                            6,003             324
   Kimberly-Clark                                        10,618             741
   Kraft Foods, Cl A                                     40,040           1,383
   Kroger                                                17,573             505
   Loews - Carolina                                       2,593             231
   McCormick                                              3,093             118
   Molson Coors Brewing, Cl B                             2,862             154
   NBTY*                                                  1,300              39
   Pepsi Bottling Group                                   3,682             157
   PepsiAmericas                                          1,494              51
   PepsiCo                                               40,837           3,152
   Procter & Gamble                                      79,277           5,867
   Reynolds American (B)                                  4,310             302
   Rite Aid (B)*                                         19,101              71
   Safeway (B)                                           11,220             391
   Sara Lee                                              18,751             316
   Smithfield Foods (B)*                                  2,775              83
   Supervalu                                              5,489             230
   Sysco                                                 15,748             512
   Tyson Foods, Cl A                                      6,165              92
   UST (B)                                                3,969             230
   Wal-Mart Stores                                       60,679           2,907
   Walgreen                                              24,925             912
   Whole Foods Market (B)                                 3,352             144
   WM Wrigley Jr. (B)                                     5,900             378
                                                                  --------------
                                                                         35,835
                                                                  --------------
ENERGY -- 11.1%
   Anadarko Petroleum                                    11,840             670
   Apache                                                 8,259             799
   Arch Coal                                              3,312             125
   Baker Hughes                                           8,001             642
   BJ Services                                            7,288             179
   Cabot Oil & Gas                                        2,200              76
   Cameron International*                                 2,722             254
   Cheniere Energy (B)*                                     900              31
   Chesapeake Energy (B)                                 11,366             430
   Chevron                                               54,102           4,749

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cimarex Energy                                         2,300   $          89
   CNX Gas*                                                 800              25
   ConocoPhillips                                        41,176           3,296
   Consol Energy                                          4,444             263
   Continental Resources*                                   400              10
   Denbury Resources*                                     2,824             151
   Devon Energy                                          11,113             920
   Diamond Offshore Drilling                              1,709             199
   Dresser-Rand Group*                                    2,134              76
   El Paso                                               17,103             275
   ENSCO International (B)                                3,723             200
   EOG Resources                                          6,245             517
   Exxon Mobil                                          141,512          12,617
   FMC Technologies*                                      3,160             176
   Forest Oil*                                            2,214             104
   Foundation Coal Holdings                               1,300              59
   Frontier Oil                                           3,000             133
   Frontline (B)*                                         1,100              51
   Global Industries*                                     2,500              55
   Grant Prideco*                                         3,027             146
   Halliburton                                           22,797             835
   Helix Energy Solutions Group*                          2,400              97
   Helmerich & Payne                                      2,850              98
   Hess                                                   7,112             507
   Holly                                                  1,300              63
   Marathon Oil                                          18,076           1,010
   Massey Energy                                          1,961              67
   Murphy Oil (B)                                         4,754             340
   Nabors Industries*                                     7,100             191
   National Oilwell Varco*                                8,984             612
   Newfield Exploration*                                  3,099             155
   Noble                                                  6,800             355
   Noble Energy                                           4,162             300
   Occidental Petroleum                                  20,854           1,455
   Oceaneering International*                             1,500              96
   Overseas Shipholding Group                               927              66
   Patriot Coal*                                            667              23
   Patterson-UTI Energy                                   3,632              68
   Peabody Energy (B)                                     6,674             371
   Pioneer Natural Resources                              3,244             145
   Plains Exploration & Production*                       2,691             136
   Pride International*                                   4,429             146
   Quicksilver Resources (B)*                             1,101              56
   Range Resources                                        3,939             160
   Rowan                                                  2,986             106
   Schlumberger                                          29,700           2,775
   SEACOR Holdings*                                         600              54
   Smith International (B)                                4,931             309
   Southwestern Energy*                                   4,488             223
   Spectra Energy*                                       16,009             394
   St Mary Land & Exploration                             1,600              63
   Sunoco (B)                                             2,956             198
   Superior Energy Services*                              2,200              77


--------------------------------------------------------------------------------
30      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Teekay Shipping (B)                                    1,000   $          56
   Tesoro                                                 3,246             160
   Tetra Technologies*                                    2,000              32
   Tidewater                                              1,570              77
   Transocean (B)                                         7,796           1,070
   Unit*                                                  1,127              50
   Valero Energy                                         13,936             907
   W&T Offshore                                             400              11
   Weatherford International (B)*                         8,600             539
   Western Refining                                         600              17
   Williams                                              15,246             529
   XTO Energy                                             9,111             563
                                                                  --------------
                                                                         42,879
                                                                  --------------
FINANCIALS -- 17.7%
   ACE                                                    8,400             503
   Affiliated Managers Group (B)*                           733              91
   Aflac                                                 12,156             761
   Alleghany*                                               132              54
   Allied Capital (B)                                     3,964              96
   Allied World Assurance Holdings                        1,500              69
   Allstate                                              14,225             727
   AMB Property+                                          2,644             162
   AMBAC Financial Group (B)                              2,468              67
   American Capital Strategies (B)                        4,521             170
   American Express                                      25,934           1,530
   American Financial Group                               2,414              71
   American International Group                          56,376           3,277
   American National Insurance                              422              50
   AmeriCredit (B)*                                       3,072              35
   Ameriprise Financial                                   5,800             340
   Annaly Capital Management+                            10,111             174
   AON (B)                                                7,450             372
   Apartment Investment & Management, Cl A+               2,584             103
   Arch Capital Group*                                    1,200              84
   Arthur J. Gallagher                                    2,604              68
   Associated Banc                                        3,384              92
   Assurant                                               2,893             189
   Astoria Financial                                      2,314              58
   AvalonBay Communities+                                 2,089             208
   Axis Capital Holdings                                  3,900             149
   Bancorpsouth                                           2,200              54
   Bank of America                                      111,723           5,154
   Bank of Hawaii                                         1,382              72
   Bank of New York Mellon                               28,309           1,358
   BB&T (B)                                              13,606             491
   Bear Stearns                                           3,074             307
   BlackRock (B)                                          1,585             314
   BOK Financial                                            475              26
   Boston Properties+                                     2,584             254
   Brandywine Realty Trust+ (B)                           2,500              51
   BRE Properties, Cl A+                                  1,320              59

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Brown & Brown                                          2,824   $          69
   Camden Property Trust+ (B)                             1,447              76
   Capital One Financial (B)                              9,725             518
   CapitalSource+ (B)                                     2,782              47
   Capitol Federal Financial                                527              18
   CB Richard Ellis Group, Cl A (B)*                      5,117             122
   CBL & Associates Properties+                           1,906              55
   Charles Schwab                                        25,985             632
   Chubb                                                  9,918             541
   Cincinnati Financial (B)                               4,086             163
   CIT Group                                              4,924             131
   Citigroup                                            124,545           4,147
   City National                                          1,038              67
   CME Group                                              1,332             877
   CNA Financial                                            700              25
   Colonial BancGroup                                     3,954              63
   Colonial Properties Trust+ (B)                         1,300              32
   Comerica                                               3,953             181
   Commerce Bancorp                                       4,854             193
   Commerce Bancshares                                    2,010              91
   Conseco*                                               5,277              68
   Countrywide Financial (B)                             15,275             165
   Cullen/Frost Bankers                                   1,668              88
   Developers Diversified Realty+ (B)                     3,253             144
   Discover Financial Services*                          11,989             208
   Douglas Emmett+                                        3,000              72
   Duke Realty+                                           3,709              98
   E*Trade Financial (B)*                                11,438              53
   East West Bancorp (B)                                  1,488              40
   Eaton Vance                                            2,710             119
   Endurance Specialty Holdings                           1,400              57
   Equity Residential+                                    7,087             264
   Erie Indemnity, Cl A                                   1,119              58
   Essex Property Trust+                                    669              69
   Everest Re Group                                       1,600             168
   Fannie Mae (B)                                        24,333             935
   Federal Realty Investment Trust+                       1,496             124
   Federated Investors, Cl B                              2,058              84
   Fidelity National Financial, Cl A                      5,904              92
   Fifth Third Bancorp                                   14,082             421
   First American (B)                                     2,084              71
   First Citizens BancShares, Cl A                          200              31
   First Horizon National (B)                             3,229              71
   First Marblehead (B)                                   1,798              54
   Forest City Enterprises, Cl A                          1,942              97
   Franklin Resources                                     4,103             505
   Freddie Mac                                           16,507             579
   Fulton Financial                                       4,195              53
   General Growth Properties+                             5,540             257
   Genworth Financial, Cl A                              11,092             291
   GLG Partners (B)*                                      1,900              26
   Goldman Sachs Group                                   10,275           2,329
   Hanover Insurance Group                                1,293              58


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      31

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hartford Financial Services Group                      7,910   $         754
   HCC Insurance Holdings                                 2,841              87
   HCP+                                                   5,174             173
   Health Care+ (B)                                       2,083              93
   Hospitality Properties Trust+                          2,466              90
   Host Hotels & Resorts+ (B)                            12,800             246
   HRPT Properties Trust+                                 5,102              42
   Hudson City Bancorp                                   13,128             200
   Huntington Bancshares                                  9,734             153
   IndyMac Bancorp (B)                                    2,099              20
   IntercontinentalExchange*                              1,800             301
   Investment Technology Group*                           1,200              55
   iStar Financial+                                       3,295              96
   Janus Capital Group                                    4,265             143
   Jefferies Group                                        3,214              82
   Jones Lang LaSalle                                     1,000              84
   JPMorgan Chase                                        86,022           3,924
   Keycorp                                                9,895             261
   Kilroy Realty+                                           900              50
   Kimco Realty+                                          5,244             207
   Lazard, Cl A                                           1,200              58
   Legg Mason                                             3,181             243
   Lehman Brothers Holdings (B)                          13,294             833
   Leucadia National (B)                                  4,220             198
   Liberty Property Trust+                                2,306              72
   Lincoln National                                       6,688             412
   Loews                                                 10,818             517
   M&T Bank                                               1,683             153
   Macerich+                                              1,868             145
   Mack-Cali Realty+                                      1,898              68
   Markel*                                                  250             121
   Marsh & McLennan                                      12,765             321
   Marshall & Ilsley                                      6,360             200
   MBIA (B)                                               3,159             115
   Mercury General                                          696              36
   Merrill Lynch                                         22,249           1,334
   Metlife (B)                                           11,738             770
   MF Global*                                             2,200              63
   MGIC Investment (B)                                    2,315              54
   Moody's (B)                                            5,127             193
   Morgan Stanley                                        26,378           1,391
   NASDAQ Stock Market (B)*                               3,100             134
   National City (B)                                     14,176             280
   Nationwide Financial Services, Cl A                    1,361              61
   New York Community Bancorp (B)                         8,172             152
   Northern Trust                                         5,405             438
   Nymex Holdings (B)                                     2,300             286
   NYSE Euronext                                          6,500             563
   Old Republic International                             5,890              88
   OneBeacon Insurance Group                              1,100              23
   PartnerRe                                              1,400             116
   People's United Financial                              5,334              91
   Philadelphia Consolidated Holding*                     1,648              70

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Plum Creek Timber+ (B)                                 4,421   $         205
   PMI Group (B)                                          2,343              31
   PNC Financial Services Group                           8,603             630
   Popular (B)                                            7,230              70
   Principal Financial Group                              6,818             447
   Progressive                                           17,180             316
   Prologis+                                              6,588             431
   Protective Life                                        1,809              75
   Prudential Financial                                  11,563           1,089
   Public Storage+                                        3,268             253
   Radian Group (B)                                       2,198              25
   Raymond James Financial                                2,421              79
   Rayonier+                                              1,903              88
   Regency Centers+                                       1,608             107
   Regions Financial                                     17,487             462
   Reinsurance Group of America                             799              43
   RenaissanceRe Holdings                                 1,800             106
   Safeco                                                 2,235             129
   SEI (F)                                                3,642             113
   Simon Property Group+ (B)                              5,452             537
   SL Green Realty+ (B)                                   1,568             163
   SLM                                                   10,214             389
   Sovereign Bancorp (B)                                 10,558             124
   St. Joe (B)                                            2,061              59
   Stancorp Financial Group                               1,442              75
   State Street                                           9,894             790
   Student Loan                                             102              14
   SunTrust Banks                                         8,846             620
   Synovus Financial                                      7,072             176
   T. Rowe Price Group (B)                                6,580             405
   Taubman Centers+                                       1,500              80
   TCF Financial                                          3,001              58
   TD Ameritrade Holding*                                 6,145             115
   TFS Financial*                                         2,300              28
   Thornburg Mortgage+ (B)                                3,241              35
   Torchmark                                              2,250             139
   Transatlantic Holdings                                   655              49
   Travelers                                             16,544             879
   UDR+                                                   3,819              84
   UnionBanCal                                            1,097              59
   Unitrin                                                1,260              58
   UnumProvident (B)                                      9,405             234
   US Bancorp                                            43,443           1,438
   Valley National Bancorp (B)                            3,008              59
   Ventas+                                                3,544             155
   Vornado Realty Trust+                                  3,310             298
   Wachovia                                              49,888           2,145
   Washington Federal (B)                                 2,263              53
   Washington Mutual (B)                                 21,927             428
   Webster Financial                                      1,346              45
   Weingarten Realty Investors+ (B)                       2,067              74
   Wells Fargo                                           85,586           2,776
   Wesco Financial                                           41              18


--------------------------------------------------------------------------------
32      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   White Mountains Insurance Group                          200   $         103
   Whitney Holding                                        1,557              43
   Wilmington Trust                                       1,692              60
   WR Berkley                                             4,214             129
   XL Capital, Cl A                                       4,800             281
   Zions Bancorporation                                   2,802             153
                                                                  --------------
                                                                         68,224
                                                                  --------------
HEALTH CARE -- 11.8%
   Abbott Laboratories                                   38,576           2,218
   Abraxis Bioscience*                                      140               8
   Advanced Medical Optics (B)*                           1,627              41
   Aetna                                                 12,734             712
   Allergan                                               7,796             523
   AmerisourceBergen                                      4,462             202
   Amgen*                                                27,167           1,501
   Amylin Pharmaceuticals (B)*                            3,100             118
   APP Pharmaceuticals*                                     563               7
   Applera -- Applied Biosystems Group                    4,394             150
   Barr Pharmaceuticals*                                  2,582             139
   Baxter International                                  16,275             974
   Beckman Coulter                                        1,512             107
   Becton Dickinson                                       6,244             517
   Biogen Idec*                                           7,300             541
   Boston Scientific*                                    32,939             416
   Bristol-Myers Squibb                                  49,213           1,458
   Brookdale Senior Living (B)                            1,200              40
   C.R. Bard                                              2,485             210
   Cardinal Health                                        9,029             547
   Celgene*                                               9,692             597
   Cephalon*                                              1,748             131
   Cerner (B)*                                            1,774             106
   Charles River Laboratories International*              1,843             117
   Cigna                                                  7,055             378
   Community Health Systems*                              2,262              76
   Cooper                                                 1,104              47
   Covance*                                               1,536             134
   Coventry Health Care*                                  3,962             229
   Covidien*                                             12,300             493
   DaVita*                                                2,708             168
   Dentsply International                                 3,598             154
   Edwards Lifesciences*                                  1,507              74
   Eli Lilly                                             24,861           1,316
   Endo Pharmaceuticals Holdings*                         3,697             101
   Express Scripts*                                       5,522             374
   Forest Laboratories*                                   8,073             311
   Gen-Probe*                                             1,327              89
   Genentech*                                            11,585             883
   Genzyme*                                               6,753             506
   Gilead Sciences*                                      23,250           1,082
   Health Management Associates,
      Cl A (B)                                            6,222              42
   Health Net*                                            3,002             146

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Henry Schein*                                          2,284   $         135
   Hillenbrand Industries                                 1,724              93
   HLTH*                                                  4,456              62
   Hologic*                                                 157              10
   Hospira*                                               4,081             177
   Humana*                                                4,075             314
   Idexx Laboratories*                                    1,652             100
   ImClone Systems (B)*                                   1,728              78
   IMS Health                                             4,661             109
   Intuitive Surgical*                                      900             295
   Invitrogen (B)*                                        1,290             125
   Johnson & Johnson                                     72,909           4,939
   Kinetic Concepts*                                      1,413              83
   King Pharmaceuticals*                                  6,226              66
   Laboratory of America Holdings*                        2,811             204
   LifePoint Hospitals*                                   1,376              44
   Lincare Holdings*                                      2,327              80
   Manor Care (B)                                         1,994             129
   McKesson                                               7,566             505
   Medco Health Solutions*                                7,110             711
   Medtronic                                             28,785           1,464
   Merck                                                 54,340           3,226
   Millennium Pharmaceuticals (B)*                        7,816             115
   Millipore*                                             1,486             122
   Mylan Laboratories (B)                                 6,619              95
   Omnicare (B)                                           3,131              80
   Patterson (B)*                                         3,583             115
   PDL BioPharma (B)*                                     3,031              54
   Pediatrix Medical Group*                               1,100              71
   PerkinElmer                                            3,334              91
   Pfizer                                               176,655           4,197
   Pharmaceutical Product Development                     2,684             114
   Quest Diagnostics (B)                                  3,744             206
   Resmed*                                                2,155              99
   Respironics*                                           1,840              91
   Schering-Plough                                       40,509           1,268
   Sepracor (B)*                                          2,861              76
   Sierra Health Services*                                1,334              56
   St. Jude Medical*                                      8,346             332
   Stryker*                                               7,504             545
   Techne*                                                  941              61
   Tenet Healthcare (B)*                                 12,694              70
   Thermo Fisher Scientific*                             10,425             601
   UnitedHealth Group                                    33,529           1,844
   Universal Health Services, Cl B                        1,188              61
   Varian Medical Systems*                                3,030             151
   VCA Antech (B)*                                        2,339              96
   Vertex Pharmaceuticals (B)*                            3,400              86
   Warner Chilcott, Cl A*                                 2,100              38
   Waters*                                                2,672             208
   Watson Pharmaceuticals*                                2,518              74
   WebMD Health, Cl A*                                      300              13
   WellCare Health Plans*                                 1,100              43
   WellPoint*                                            14,431           1,215


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      33

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Wyeth                                                 33,640   $       1,652
   Zimmer Holdings*                                       6,025             390
                                                                  --------------
                                                                         45,262
                                                                  --------------
INDUSTRIALS -- 11.5%
   3M                                                    18,046           1,502
   AGCO (B)*                                              2,200             152
   Aircastle                                                900              24
   Alexander & Baldwin                                    1,082              56
   Alliant Techsystems*                                     736              86
   Allied Waste Industries*                               6,933              79
   Ametek                                                 2,547             112
   AMR*                                                   6,386             135
   Armstrong World Industries*                              700              30
   Avery Dennison                                         2,610             136
   Avis Budget Group*                                     2,784              42
   BE Aerospace*                                          2,300             108
   Boeing                                                19,891           1,841
   Brink's                                                1,300              83
   Burlington Northern Santa Fe                           8,898             743
   C.H. Robinson Worldwide                                4,286             221
   Carlisle                                               1,666              66
   Caterpillar                                           15,988           1,150
   ChoicePoint*                                           1,797              68
   Cintas                                                 3,657             117
   Con-way                                                1,323              56
   Continental Airlines, Cl B (B)*                        2,600              73
   Cooper Industries, Cl A                                4,700             236
   Copa Holdings                                            600              22
   Copart*                                                1,813              68
   Corporate Executive Board                                796              53
   Corrections of America*                                3,300             101
   Covanta Holding*                                       3,200              86
   Crane                                                  1,500              67
   CSX                                                   11,232             472
   Cummins                                                2,556             299
   Danaher                                                6,051             525
   Deere                                                  5,709             981
   Delta Air Lines*                                       5,900             117
   Donaldson                                              1,972              92
   Dover                                                  4,957             229
   DRS Technologies                                       1,100              65
   Dun & Bradstreet                                       1,456             130
   Eaton                                                  3,726             333
   Emerson Electric                                      19,820           1,130
   Equifax                                                3,556             132
   Expeditors International Washington                    5,148             242
   Fastenal (B)                                           3,262             129
   FedEx                                                  7,644             753
   First Solar*                                             900             213
   Flowserve                                              1,300             122

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Fluor                                                  2,204   $         324
   Foster Wheeler*                                        1,800             268
   Gardner Denver*                                        1,500              50
   GATX                                                   1,300              48
   General Cable*                                         1,300              97
   General Dynamics                                      10,072             894
   General Electric                                     258,423           9,895
   Goodrich                                               2,992             213
   Graco                                                  1,824              68
   Harsco                                                 2,270             136
   Hertz Global Holdings*                                 8,100             155
   HNI                                                    1,322              48
   Honeywell International                               19,490           1,104
   Hubbell, Cl B                                          1,592              87
   IDEX                                                   2,193              78
   Illinois Tool Works                                   12,380             687
   Ingersoll-Rand, Cl A                                   6,700             346
   ITT                                                    4,602             297
   Jacobs Engineering Group*                              3,002             251
   JB Hunt Transport Services (B)                         2,272              60
   Joy Global                                             2,533             147
   Kansas City Southern (B)*                              2,100              72
   KBR*                                                   4,384             175
   Kennametal                                               900              70
   Kirby*                                                 1,500              72
   L-3 Communications Holdings                            3,077             340
   Landstar System                                        1,465              58
   Lennox International                                   1,700              58
   Lincoln Electric Holdings                              1,200              84
   Lockheed Martin                                        8,929             988
   Manitowoc                                              3,000             132
   Manpower                                               2,284             140
   Masco                                                  9,609             215
   McDermott International*                               5,600             293
   Monster Worldwide*                                     3,418             115
   MSC Industrial Direct, Cl A                            1,120              48
   Norfolk Southern                                       9,733             498
   Northrop Grumman                                       8,578             676
   Northwest Airlines*                                    6,600             120
   Oshkosh Truck                                          1,959              94
   Owens Corning (B)*                                     2,700              59
   Paccar (B)                                             9,270             469
   Pall                                                   3,345             128
   Parker Hannifin                                        4,504             358
   Pentair (B)                                            2,761              94
   Pitney Bowes                                           5,485             211
   Precision Castparts                                    3,446             508
   Quanta Services*                                       4,500             123
   Raytheon                                              11,068             685
   Republic Services                                      3,923             130
   Robert Half International                              3,576              96
   Rockwell Automation                                    3,604             245


--------------------------------------------------------------------------------
34      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Rockwell Collins                                       4,262   $         307
   Roper Industries                                       2,100             133
   RR Donnelley & Sons                                    5,677             208
   Ryder System                                           1,506              65
   Shaw Group*                                            2,200             140
   Southwest Airlines (B)                                17,920             254
   Spirit Aerosystems Holdings, Cl A*                     1,600              56
   SPX                                                    1,411             144
   Steelcase, Cl A                                        2,475              37
   Stericycle*                                            2,226             131
   Sunpower, Cl A (B)*                                      700              87
   Teleflex                                                 840              51
   Terex*                                                 2,548             164
   Textron                                                6,322             437
   Thomas & Betts*                                        1,367              74
   Timken                                                 2,260              72
   Toro                                                   1,060              59
   Trane                                                  4,272             157
   Trinity Industries (B)                                 2,200              56
   Tyco International                                    12,300             494
   UAL (B)*                                               2,800             115
   Union Pacific                                          6,708             846
   United Parcel Service, Cl B                           17,041           1,256
   United Rentals (B)*                                    2,100              49
   United Technologies                                   25,166           1,882
   URS*                                                   1,400              80
   US Airways Group (B)*                                  2,400              50
   USG (B)*                                               1,798              66
   UTI Worldwide                                          2,400              57
   Waste Management                                      12,794             439
   WESCO International*                                   1,300              53
   WW Grainger                                            1,581             140
   YRC Worldwide (B)*                                     1,708              30
                                                                  --------------
                                                                         44,273
                                                                  --------------
INFORMATION TECHNOLOGY -- 15.6%
   Accenture, Cl A (B)                                   14,700             508
   Activision*                                            6,778             150
   Acxiom                                                 2,400              30
   ADC Telecommunications*                                2,967              49
   Adobe Systems*                                        14,602             615
   Advanced Micro Devices (B)*                           13,734             134
   Affiliated Computer Services, Cl A*                    2,147              90
   Agilent Technologies*                                 10,264             388
   Akamai Technologies*                                   3,918             149
   Alliance Data Systems*                                 2,112             164
   Altera (B)                                             8,873             167
   Amdocs*                                                5,000             165
   Amphenol, Cl A                                         4,292             186
   Analog Devices                                         8,312             256
   Apple*                                                21,723           3,958
   Applied Materials                                     34,355             647

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Arrow Electronics*                                     2,889   $         107
   Atmel*                                                12,000              53
   Autodesk*                                              5,837             275
   Automatic Data Processing                             13,692             617
   Avnet*                                                 3,610             125
   AVX                                                    1,424              20
   BEA Systems*                                          10,507             166
   BMC Software*                                          4,889             162
   Broadcom, Cl A*                                       11,568             309
   Broadridge Financial Solutions*                        3,873              88
   Brocade Communications Systems*                        9,800              71
   CA (B)                                                10,338             253
   Cadence Design Systems (B)*                            6,863             114
   Checkfree*                                             2,072              99
   Ciena (B)*                                             2,314             102
   Cisco Systems*                                       152,827           4,282
   Citrix Systems*                                        4,487             166
   Cognizant Technology Solutions, Cl A*                  7,488             233
   CommScope*                                             1,500              61
   Computer Sciences*                                     4,164             220
   Compuware*                                             8,751              72
   Convergys*                                             3,669              60
   Corning                                               39,158             951
   Cree (B)*                                              2,222              55
   Cypress Semiconductor (B)*                             3,600             120
   Dell*                                                 56,843           1,395
   Diebold                                                1,829              62
   Dolby Laboratories, Cl A*                                843              42
   DST Systems*                                           1,295             110
   eBay*                                                 28,511             956
   Electronic Arts*                                       7,665             431
   Electronic Data Systems (B)                           12,942             262
   EMC*                                                  52,364           1,009
   F5 Networks*                                           2,038              54
   Factset Research Systems                               1,200              75
   Fair Isaac (B)                                         1,626              60
   Fairchild Semiconductor International*                 3,400              54
   Fidelity National Information Services                 5,028             217
   Fiserv*                                                4,269             219
   Genpact (B)*                                           1,400              20
   Global Payments                                        1,834              79
   Google, Cl A*                                          5,708           3,956
   Harris                                                 3,489             219
   Hewitt Associates, Cl A*                               2,163              81
   Hewlett-Packard                                       67,401           3,448
   Ingram Micro, Cl A*                                    4,123              82
   Integrated Device Technology*                          5,600              68
   Intel                                                146,258           3,814
   International Business Machines (B)                   34,298           3,608
   International Rectifier (B)*                           1,755              57
   Intersil, Cl A                                         3,261              81
   Intuit*                                                8,486             249


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      35

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Iron Mountain*                                         4,363   $         159
   Jabil Circuit                                          4,874              83
   JDS Uniphase (B)*                                      5,140              69
   Juniper Networks*                                     12,725             378
   Kla-Tencor                                             4,809             231
   Lam Research*                                          2,991             137
   Lexmark International, Cl A*                           2,186              76
   Linear Technology (B)                                  5,557             169
   LSI Logic*                                            16,948              94
   Marvell Technology Group*                             11,900             178
   Mastercard, Cl A (B)                                   2,000             401
   McAfee*                                                3,773             147
   MEMC Electronic Materials*                             5,738             445
   Metavante Technologies*                                2,120              48
   Mettler Toledo International*                          1,036             121
   Microchip Technology                                   5,622             162
   Micron Technology (B)*                                19,416             162
   Microsoft                                            206,600           6,942
   Molex                                                  3,570              98
   MoneyGram International                                2,400              37
   Motorola                                              57,734             922
   National Instruments                                   1,436              48
   National Semiconductor (B)                             6,656             152
   NAVTEQ (B)*                                            2,569             192
   NCR*                                                   4,389             105
   Network Appliance*                                     9,055             224
   Novell*                                                8,426              59
   Novellus Systems*                                      2,877              75
   Nvidia*                                               13,956             440
   Oracle*                                               96,567           1,949
   Paychex (B)                                            8,307             324
   QLogic*                                                4,180              57
   Qualcomm                                              42,150           1,719
   Rambus*                                                2,500              49
   Red Hat (B)*                                           5,327             107
   Riverbed Technology*                                     300               9
   Salesforce.com*                                        2,438             138
   SanDisk (B)*                                           5,743             215
   Sanmina-SCI*                                          14,365              25
   Seagate Technology                                    13,800             356
   Silicon Laboratories*                                  1,400              52
   Sun Microsystems*                                     22,069             459
   Symantec (B)*                                         23,048             410
   Synopsys*                                              3,882              96
   Tech Data*                                             1,550              58
   Tellabs*                                              11,889              83
   Teradata*                                              4,389             114
   Teradyne*                                              4,963              54
   Texas Instruments                                     35,808           1,131
   Total System Services (B)                                969              27
   Trimble Navigation (B)*                                3,114             115
   Tyco Electronics*                                     12,200             456
   Unisys*                                                8,532              42

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Varian Semiconductor Equipment
      Associates*                                         1,800   $          75
   VeriFone Holdings (B)*                                 1,800              87
   VeriSign*                                              5,385             220
   Vishay Intertechnology*                                4,350              54
   VMware, Cl A (B)*                                        900              82
   Western Digital*                                       5,930             164
   Western Union                                         19,028             430
   Xerox*                                                24,051             406
   Xilinx                                                 7,557             166
   Yahoo! (B)*                                           30,081             807
   Zebra Technologies, Cl A*                              1,825              70
                                                                  --------------
                                                                         60,105
                                                                  --------------
MATERIALS -- 3.6%
   Air Products & Chemicals                               5,394             534
   Airgas                                                 2,015             100
   AK Steel Holding*                                      2,700             120
   Albemarle                                              2,144              95
   Alcoa                                                 21,602             786
   Allegheny Technologies                                 2,497             244
   Ashland                                                1,576              78
   Ball                                                   2,375             110
   Bemis (B)                                              2,774              75
   Cabot                                                  1,673              58
   Carpenter Technology                                   1,400             106
   Celanese, Ser A                                        3,383             134
   Chemtura                                               6,854              51
   Cleveland-Cliffs                                       1,000              90
   Commercial Metals                                      2,800              86
   Crown Holdings*                                        4,551             117
   Cytec Industries                                       1,081              66
   Domtar*                                               10,737              82
   Dow Chemical                                          23,770             997
   E.I. Du Pont de Nemours                               23,092           1,066
   Eagle Materials (B)                                    1,400              55
   Eastman Chemical                                       2,142             137
   Ecolab                                                 4,191             201
   FMC                                                    2,060             113
   Freeport-McMoRan Copper & Gold,
      Cl B (B)                                            9,512             941
   Huntsman                                               2,429              62
   International Flavors & Fragrances                     1,891              95
   International Paper                                   11,155             376
   Louisiana-Pacific                                      2,846              44
   Lubrizol                                               1,734             111
   Lyondell Chemical                                      6,009             284
   Martin Marietta Materials (B)                          1,063             143
   MeadWestvaco                                           4,758             156
   Monsanto                                              13,750           1,366
   Mosaic*                                                3,778             261
   Nalco Holding                                          3,317              79


--------------------------------------------------------------------------------
36      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Newmont Mining                                        10,533   $         523
   Nucor                                                  7,690             455
   Owens-Illinois*                                        4,091             184
   Packaging of America                                   2,699              76
   Pactiv*                                                3,483              88
   PPG Industries                                         4,123             283
   Praxair                                                7,925             677
   Reliance Steel & Aluminum                              1,800              93
   Rohm & Haas                                            3,653             199
   RPM International                                      2,969              57
   Scotts Miracle-Gro, Cl A                               1,006              37
   Sealed Air (B)                                         4,268             100
   Sigma-Aldrich                                          3,148             166
   Smurfit-Stone Container*                               6,845              75
   Sonoco Products                                        2,646              80
   Southern Copper (B)                                    1,816             201
   Steel Dynamics                                         2,200             111
   Temple-Inland                                          2,575             118
   Titanium Metals (B)*                                   1,558              46
   United States Steel                                    2,983             291
   Valspar                                                2,664              60
   Vulcan Materials                                       2,657             236
   Westlake Chemical                                        600              12
   Weyerhaeuser                                           5,478             401
                                                                  --------------
                                                                         13,988
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.3%
   American Tower, Cl A*                                 10,722             488
   AT&T                                                 155,233           5,931
   CenturyTel                                             2,701             115
   Citizens Communications (B)                            9,155             119
   Clearwire, Cl A (B)*                                     900              14
   Crown Castle International*                            5,596             235
   Embarq                                                 3,932             200
   Leap Wireless International*                           1,400              49
   Level 3 Communications (B)*                           40,400             136
   MetroPCS Communications*                               1,400              24
   NeuStar, Cl A*                                         1,700              54
   NII Holdings*                                          4,220             233
   Qwest Communications International (B)*               39,596             263
   SBA Communications, Cl A*                              2,400              90
   Sprint Nextel                                         70,244           1,090
   Telephone & Data Systems                               2,502             156
   US Cellular*                                             431              35
   Verizon Communications                                72,815           3,146
   Windstream                                            11,947             155
                                                                  --------------
                                                                         12,533
                                                                  --------------
UTILITIES -- 3.8%
   AES*                                                  16,424             359
   AGL Resources                                          1,947              72

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny Energy*                                      4,266   $         259
   Alliant Energy                                         2,676             111
   Ameren (B)                                             5,390             290
   American Electric Power                               10,150             484
   Aqua America (B)                                       3,177              70
   Atmos Energy                                           2,491              65
   Centerpoint Energy (B)                                 8,015             143
   CMS Energy (B)                                         6,142             107
   Consolidated Edison (B)                                7,016             340
   Constellation Energy Group                             4,458             447
   Dominion Resources (B)                                14,512             685
   DPL                                                    3,246              98
   DTE Energy (B)                                         4,264             209
   Duke Energy (B)                                       31,219             618
   Dynegy, Cl A*                                          7,918              60
   Edison International                                   8,279             463
   Energen                                                1,637             104
   Energy East                                            4,167             115
   Entergy                                                4,898             586
   Equitable Resources                                    2,866             152
   Exelon                                                16,829           1,364
   FirstEnergy                                            7,781             533
   FPL Group                                             10,373             724
   Great Plains Energy                                    2,271              67
   Hawaiian Electric Industries                           2,146              50
   Integrys Energy Group                                  2,002             102
   MDU Resources Group                                    4,621             126
   Mirant (B)*                                            6,261             242
   National Fuel Gas (B)                                  2,289             109
   NiSource                                               7,421             137
   Northeast Utilities                                    3,907             123
   NRG Energy (B)*                                        6,100             259
   NSTAR                                                  2,928             103
   OGE Energy                                             2,268              81
   Oneok                                                  2,529             118
   Pepco Holdings                                         4,944             139
   PG&E                                                   8,718             403
   Pinnacle West Capital                                  2,592             111
   PPL                                                    9,826             501
   Progress Energy (B)                                    6,361             311
   Public Service Enterprise Group                        6,326             606
   Puget Energy                                           2,661              75
   Questar                                                4,146             222
   Reliant Energy*                                        8,259             215
   SCANA (B)                                              3,020             129
   Sempra Energy                                          6,523             408
   Sierra Pacific Resources                               5,600              96
   Southern                                              18,703             704
   Southern Union                                         2,768              83
   TECO Energy                                            4,800              83
   UGI                                                    2,950              78
   Vectren                                                1,991              58


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      37

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)
November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin Energy                                       2,749   $         132
   Xcel Energy (B)                                        9,881             228
                                                                  --------------
                                                                         14,557
                                                                  --------------
Total Common Stock
   (Cost $248,608) ($ Thousands)                                        374,246
                                                                  --------------
CORPORATE OBLIGATION (C)(E) -- 0.1%

FINANCIALS -- 0.1%
   SLM MTN
      4.660%, 12/17/07                                $     668             668
                                                                  --------------
Total Corporate Obligation
   (Cost $668) ($ Thousands)                                                668
                                                                  --------------

CASH EQUIVALENTS -- 11.8%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.020%++**                                8,278,457           8,278
   SEI Liquidity Fund L.P.
      5.110%++** (C)                                 37,058,978          37,059
                                                                  --------------
Total Cash Equivalents
   (Cost $45,337) ($ Thousands)                                          45,337
                                                                  --------------

U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
   U.S. Treasury Bill
      4.194%, 12/06/07                                      755             755
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $754) ($ Thousands)                                                755
                                                                  --------------
Total Investments -- 109.3%
   (Cost $295,367) ($ Thousands)                                  $     421,006
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
         TYPE OF                  NUMBER OF      EXPIRATION       DEPRECIATION
        CONTRACT                  CONTRACTS         DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-Mini                 137          Dec-2007        $         (67)
S&P Mid 400 Index E-Mini               7          Dec-2007                   (3)
                                                                  --------------
                                                                  $         (70)
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $385,112 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at November 30, 2007. The total value of securities on loan at November 30, 2007 was $36,986 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2007 was $37,727 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(F) The Fund may purchase securities of sertain companies with which it is affiliated to the extent these companies are represented in its benchmark Index.

Cl   -- Class
L.P. -- Limited Partnership
MTN  -- Medium Term Note
Ser  -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Short-Term Investments                   24.1%
Information Technology                   16.1%
Financials                               14.1%
Industrials                              10.6%
Consumer Discretionary                   10.2%
Health Care                               9.7%
Energy                                    5.0%
Materials                                 3.7%
Utilities                                 2.5%
Consumer Staples                          2.3%
Telecommunication Services                1.5%
Convertible Bond                          0.1%
U.S. Treasury Obligation                  0.1%
Exchange Traded Fund                      0.0%
Warrants                                  0.0%
Rights                                    0.0%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.8%

CONSUMER DISCRETIONARY -- 13.1%
   Advance Auto Parts (B)                                24,400   $         877
   Aeropostale*                                          60,781           1,553
   AFC Enterprises*                                       3,900              43
   Aftermarket Technology (B)*                           46,907           1,310
   Airmedia Group ADR (B)*                               50,400             889
   Amazon.com*                                              861              78
   American Axle & Manufacturing
      Holdings (B)                                      102,280           2,365
   American Greetings, Cl A (B)                         140,367           3,265
   AnnTaylor Stores*                                     49,711           1,514
   Arctic Cat                                            68,600             732
   ArvinMeritor (B)                                     112,700           1,139
   Audiovox, Cl A*                                        9,856             126
   Bally Technologies*                                   32,322           1,348
   Bebe Stores (B)                                       73,200             988
   Belo, Cl A                                           118,572           1,964
   Big Lots*                                             31,096             581
   BJ's Restaurants (B)*                                 52,700             938
   Blockbuster, Cl A*                                   151,288             540
   Blue Nile (B)*                                        16,500           1,218
   Bluegreen*                                            11,399              82
   Blyth                                                 64,455           1,268
   Bob Evans Farms                                        4,257             131
   Bright Horizons Family Solutions*                      3,000             113
   Brinker International                                 11,773             271
   Brown Shoe                                            62,258           1,056
   Buckle                                                25,700             907
   California Pizza Kitchen*                             21,900             348
   Capella Education*                                    20,705           1,458
   Carrols Restaurant Group*                             68,060             726
   Carter's*                                             92,913           2,084
   Casual Male Retail Group (B)*                        223,000           1,383
   Cato, Cl A                                            77,000           1,160

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cavco Industries*                                     10,670   $         403
   CBRL Group (B)                                        97,781           3,272
   CEC Entertainment*                                    23,870             680
   Century Casinos*                                      89,770             557
   Champion Enterprises (B)*                             56,700             511
   Charlotte Russe Holding*                              29,600             487
   Charming Shoppes*                                    336,600           1,861
   Charter Communications, Cl A*                         33,803              45
   Cheesecake Factory*                                   24,900             580
   Chico's FAS*                                           4,800              54
   Childrens Place Retail Stores*                        46,000           1,309
   Chipotle Mexican Grill, Cl A (B)*                      9,800           1,305
   Cinemark Holdings*                                    28,231             471
   CKE Restaurants                                       23,700             346
   Coach*                                                52,100           1,935
   Collective Brands*                                    27,100             415
   Cooper Tire & Rubber                                 151,160           2,325
   Core-Mark Holding*                                     5,400             145
   Corinthian Colleges*                                 117,101           2,045
   Courier                                               18,029             593
   CROCS (B)*                                           208,147           8,124
   CSK Auto*                                             48,630             474
   CSS Industries                                        10,000             396
   Ctrip.com International ADR*                          18,595           1,118
   Dana (B)                                             228,600              13
   Denny's*                                              55,115             226
   DeVry                                                 15,143             833
   Dick's Sporting Goods*                                27,547             861
   Dolan Media*                                          47,695           1,264
   Domino's Pizza                                        37,700             522
   Dover Downs Gaming &
      Entertainment (B)                                  27,650             306
   DreamWorks Animation SKG, Cl A*                        6,500             171
   Dress Barn*                                           54,037             764
   Drew Industries (B)*                                  35,000             956
   DSW, Cl A (B)*                                        83,500           1,878
   Dufry South America (United
      Kingdom)*                                          41,300           1,203
   Eddie Bauer Holdings (B)*                            229,300           1,534
   Einstein Noah Restaurant Group*                       20,300             362
   Entercom Communications                               43,144             703
   Entravision Communications, Cl A*                     16,042             120
   Ethan Allen Interiors (B)                             96,513           2,756
   Focus Media Holding ADR (B)*                          34,825           1,966
   Furniture Brands International (B)                   114,900           1,164
   G-III Apparel Group*                                  12,800             184
   Gaiam, Cl A (B)*                                     138,811           3,269
   Gaylord Entertainment (B)*                            10,400             437
   Genius Products*                                     425,550             796
   Getty Images*                                          5,983             174
   Gildan Activewear*                                    34,700           1,323
   Global Sources (B)*                                   18,700             569
   Group 1 Automotive (B)                                66,700           1,793
   GSI Commerce (B)*                                    126,991           3,317


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      39

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Gymboree*                                             78,935   $       2,633
   Handleman (B)                                         59,100             131
   Harris Interactive*                                  190,144             797
   hhgregg*                                              91,360           1,284
   Hibbett Sports (B)*                                  121,729           2,607
   IHOP                                                   6,686             339
   Interactive Data                                      10,400             325
   iRobot*                                                7,400             119
   ITT Educational Services*                              1,971             223
   J Crew Group (B)*                                     20,100             966
   Jackson Hewitt Tax Service                           106,486           3,434
   Jakks Pacific*                                        84,435           2,131
   Jamba (B)*                                            47,900             164
   Jarden (B)*                                           88,850           2,342
   Jo-Ann Stores*                                        25,063             413
   Jos. A. Bank Clothiers (B)*                           46,235           1,197
   Journal Communications, Cl A                         152,400           1,387
   Journal Register                                      65,680             144
   Kellwood                                              53,000             794
   La-Z-Boy                                              53,926             294
   Lakeland Industries*                                 104,494           1,129
   Leapfrog Enterprises (B)*                             96,522             647
   Lear*                                                 30,000             883
   Lee Enterprises                                       65,200             913
   Libbey                                               111,529           1,730
   Life Time Fitness (B)*                                95,942           5,212
   Lifetime Brands                                      105,010           1,346
   Lin TV, Cl A*                                         35,090             394
   LKQ*                                                  77,200           3,066
   Lumber Liquidators (B)*                               12,700             114
   M/I Homes (B)                                          3,700              37
   Maidenform Brands*                                    13,300             174
   MarineMax (B)*                                        55,400             906
   Martha Stewart Living Omnimedia,
      Cl A (B)*                                         132,600           1,346
   Marvel Entertainment (B)*                             77,870           2,157
   McCormick & Schmick's Seafood
      Restaurants*                                      105,511           1,547
   MDC Partners, Cl A*                                  403,310           3,815
   Media General, Cl A                                   29,509             731
   Men's Wearhouse                                       26,058             899
   Modine Manufacturing                                  65,400           1,330
   Monarch Casino & Resort*                              19,800             506
   Morgans Hotel Group (B)*                              58,710           1,086
   Morningstar*                                          15,893           1,293
   Movado Group                                          22,387             620
   Movie Gallery*                                        16,023               1
   National CineMedia*                                   62,174           1,721
   Nautilus (B)                                          48,200             277
   NetFlix*                                              17,526             405
   NexCen Brands*                                        74,938             337
   Nexstar Broadcasting Group, Cl A*                     17,300             157
   Noah Education ADR (B)*                               64,400             503
   Nutri/System (B)*                                     73,032           1,837

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   O'Charleys (B)                                        56,768   $         846
   Orient-Express Hotels, Cl A                           25,900           1,603
   Outdoor Channel Holdings (B)*                         31,400             219
   Pacific Sunwear of California*                        94,070           1,541
   PC Mall*                                              10,515             114
   Perry Ellis International*                            39,533             637
   PF Chang's China Bistro*                              21,000             537
   Phillips-Van Heusen                                   41,200           1,748
   Pier 1 Imports (B)*                                  100,500             414
   Pinnacle Entertainment*                               68,800           1,889
   Playboy Enterprises, Cl B*                             7,525              71
   Polaris Industries (B)                                57,700           2,629
   Pool (B)                                              22,700             484
   Pre-Paid Legal Services*                               4,362             218
   priceline.com (B)*                                    34,715           3,951
   Princeton Review*                                     64,900             493
   Quiksilver (B)*                                      707,100           7,495
   Raser Technologies (B)*                               14,500             181
   RC2*                                                  40,462           1,177
   RCN                                                   11,823             172
   Red Robin Gourmet Burgers (B)*                        35,600           1,408
   Regis (B)                                            115,120           3,383
   Rent-A-Center*                                       137,370           1,945
   RRSat Global Communications
      Network*                                           65,600           1,384
   Ruby Tuesday (B)                                      73,100             958
   Ruth's Chris Steak House (B)*                         44,400             537
   Ryland Group (B)                                      45,287           1,042
   Sally Beauty Holdings (B)*                           116,104           1,058
   Scholastic*                                           50,826           1,791
   Sealy                                                 18,464             241
   Select Comfort*                                       32,234             343
   Shoe Carnival*                                        33,417             389
   Shuffle Master*                                       18,995             254
   Shutterfly (B)*                                      128,100           3,650
   Sinclair Broadcast Group, Cl A (B)                    12,100             125
   Skechers U.S.A., Cl A*                                35,400             802
   Smith & Wesson Holding*                                9,003              90
   Snap-On                                               20,335             994
   Sonic Automotive, Cl A (B)                           136,200           3,148
   Sotheby's Holdings (B)                                51,196           1,917
   Stage Stores                                          31,137             527
   Stamps.com*                                            5,450              69
   Standard Motor Products                                6,821              51
   Standard-Pacific                                      90,479             313
   Starwood Hotels & Resorts Worldwide                   73,500           3,945
   Stewart Enterprises, Cl A                             50,304             412
   Stoneridge*                                           27,800             231
   Sturm Ruger*                                           5,344              49
   Sun-Times Media Group, Cl A                           44,045              44
   Talbots (B)                                           87,800           1,362
   Tecnisa (Brazil)*                                    251,700           1,700
   Tempur-Pedic International (B)                        70,800           2,102
   Tenneco*                                               4,811             142


--------------------------------------------------------------------------------
40      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Texas Roadhouse, Cl A*                                67,952   $         855
   Thor Industries                                       30,875           1,088
   Thunderbird Resorts*                                 140,900           1,268
   Timberland, Cl A (B)*                                113,200           1,843
   Town Sports International Holdings*                   19,100             193
   Triarc, Cl B                                          38,600             325
   True Religion Apparel (B)*                            93,400           1,627
   Tupperware Brands                                     90,660           3,162
   Tween Brands*                                         11,700             295
   Ulta Salon Cosmetics & Fragrance*                      4,450             115
   Under Armour, Cl A (B)*                               63,515           3,155
   Universal Electronics*                                31,620           1,168
   Universal Technical Institute*                         4,500              79
   Vail Resorts (B)*                                     35,666           1,980
   Valassis Communications*                              48,400             597
   Valuevision Media, Cl A*                              77,620             511
   Visteon*                                              34,878             153
   Volcom (B)*                                           47,505           1,281
   Warnaco Group*                                        31,313           1,155
   Warner Music Group (B)                               137,811           1,040
   West Marine*                                          13,214             117
   WMS Industries (B)*                                   80,350           2,684
   World Wrestling Entertainment, Cl A                   52,800             832
   XM Satellite Radio Holdings, Cl A*                    55,400             864
   Zale (B)*                                             77,400           1,385
   Zumiez (B)*                                           97,863           2,721
                                                                  --------------
                                                                        243,531
                                                                  --------------

CONSUMER STAPLES -- 3.0%
   Alliance One International*                          324,279           1,339
   American Dairy*                                        4,600              77
   American Oriental
      Bioengineering (B)*                                13,300             156
   Andersons                                              7,712             327
   Asiatic Development (Malaysia)*                      856,700           1,884
   B&G Foods, Cl A                                       34,700             371
   Bare Escentuals (B)*                                  28,900             608
   BJ's Wholesale Club*                                  79,100           2,962
   Boston Beer, Cl A*                                    28,309             940
   Casey's General Stores                                23,678             687
   Central Garden and Pet (B)*                           61,593             331
   Central Garden and Pet, Cl A (B)*                     77,694             408
   Chattem (B)*                                          20,875           1,480
   Chiquita Brands International*                        77,045           1,478
   Coca-Cola Bottling                                     2,040             116
   Corn Products International                           33,478           1,317
   Cosan SA Industria e Comercio
      (Brazil)*                                         182,500           2,156
   Darling International*                               119,680           1,227
   Dean Foods                                            39,818             993
   Del Monte Foods                                       75,200             662
   Elizabeth Arden*                                      44,217           1,063
   Fresh Del Monte Produce                               20,967             648

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Green Mountain Coffee Roasters*                        5,120   $         167
   Hain Celestial Group (B)*                             42,500           1,406
   Herbalife                                             26,551           1,112
   Imperial Sugar                                         4,097              93
   Inter Parfums                                         56,500           1,032
   J&J Snack Foods                                       17,813             577
   JM Smucker                                            12,054             592
   Lancaster Colony                                      27,325           1,053
   Lance                                                134,977           2,799
   Longs Drug Stores                                     76,036           4,024
   Molson Coors Brewing, Cl B                            44,000           2,369
   Nash Finch (B)                                        52,596           1,877
   NBTY*                                                 13,541             404
   Pantry (B)*                                           67,240           1,936
   Performance Food Group*                               26,759             741
   Prestige Brands Holdings*                             50,100             420
   Ralcorp Holdings (B)*                                 24,333           1,494
   Revlon, Cl A*                                        226,432             254
   Ruddick                                               86,963           3,112
   Sanderson Farms (B)                                   40,900           1,270
   Spartan Stores                                        11,400             257
   TreeHouse Foods*                                      36,545             861
   United Natural Foods*                                  2,705              79
   Universal (B)                                         79,255           4,254
   USANA Health Sciences (B)*                            12,900             538
   WD-40                                                  2,786             111
   Weis Markets                                          41,200           1,686
                                                                  --------------
                                                                         55,748
                                                                  --------------

ENERGY -- 6.4%
   Allis-Chalmers Energy*                                 8,847             134
   Alon USA Energy (B)                                   42,103           1,171
   American Oil & Gas*                                   72,200             465
   Approach Resources*                                   37,600             485
   Arena Resources*                                      84,845           3,189
   Arlington Tankers (B)                                 81,000           1,738
   Atlas America                                         20,383           1,157
   ATP Oil & Gas*                                        61,072           2,723
   Atwood Oceanics*                                       7,200             628
   Aurora Oil & Gas*                                    231,150             312
   BA Energy PIPE (Canada)
      (F) (G) (H)*                                      119,000             833
   BA Energy, Deal #3 PIPE (Canada)
      (F) (G) (H)*                                       30,500             214
   Basic Energy Services (B)*                            89,813           1,751
   Berry Petroleum, Cl A                                 30,332           1,255
   Bill Barrett*                                         10,074             389
   Bois d'Arc Energy*                                    39,300             770
   BP Prudhoe Bay Royalty Trust*                          1,200              88
   BPZ Energy PIPE (F) (G) (H)*                         205,289           2,340
   BPZ Resources*                                        26,500             302
   Cal Dive International (B)*                          231,700           2,875
   CARBO Ceramics (B)                                    32,100           1,274


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      41

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Carrizo Oil & Gas*                                    35,289   $       1,710
   Cimarex Energy (B)                                    50,300           1,943
   Complete Production Services (B)*                    146,800           2,601
   Comstock Resources*                                   54,400           1,822
   Core Laboratories*                                    16,280           1,909
   Crosstex Energy                                        2,600              93
   CVR Energy (B)*                                       70,700           1,557
   Delek US Holdings                                    100,400           1,851
   Delta Petroleum (B)*                                  55,182             848
   Denbury Resources*                                    19,767           1,054
   Double Hull Tankers                                   75,020             995
   Dresser-Rand Group*                                   35,200           1,253
   Dril-Quip*                                            36,077           2,036
   Edge Petroleum                                       116,900             690
   Encore Acquisition (B)*                               27,550             897
   Energy Partners*                                     145,782           1,805
   EXCO Resources*                                       31,459             440
   Exterran Holdings*                                    38,572           3,087
   Forest Oil*                                            5,300             250
   Foundation Coal Holdings                              13,700             623
   FX Energy*                                             9,600              71
   GeoMet*                                              186,750             908
   Global Industries (B)*                                53,500           1,186
   GMX Resources*                                        14,061             450
   Goodrich Petroleum (B)*                               29,400             718
   Grey Wolf (B)*                                       440,800           2,239
   Gulf Island Fabrication                               16,900             538
   Gulfmark Offshore (B)*                                12,700             564
   Harvest Natural Resources*                            29,875             389
   Helix Energy Solutions Group*                          2,800             114
   Helmerich & Payne                                     29,735           1,027
   Hercules Offshore*                                    87,653           2,192
   Holly                                                 14,500             703
   Horizon Offshore*                                     17,000             288
   Infinity Bio-Energy*                                 607,719           2,935
   ION Geophysical (B)*                                 300,435           4,636
   Kodiak Oil & Gas*                                    314,800             749
   Lufkin Industries                                     12,500             650
   Mariner Energy (B)*                                   69,300           1,502
   Matrix Service*                                       25,507             666
   McMoRan Exploration*                                  24,313             286
   Meridian Resource*                                    27,641              48
   Mitcham Industries*                                   15,347             279
   NATCO Group, Cl A*                                    31,080           1,478
   Natural Gas Services Group*                           26,400             476
   Newpark Resources*                                   262,920           1,415
   North American Energy Partners*                       33,200             428
   Oil States International*                             51,100           1,620
   Oilsands Quest (B)*                                  226,600           1,020
   Oilsands Quest PIPE (F) (G) (H)*                      74,000             333
   OPTI (Canada)*                                       103,800           1,848
   Parallel Petroleum*                                   45,628             874
   Parker Drilling*                                      70,800             506

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Penn Virginia                                         24,037   $       1,000
   PetroHawk Energy*                                     61,165             997
   Petroleum Development*                                16,160             819
   Pioneer Drilling*                                     10,517             125
   Quicksilver Resources*                                 1,800              91
   Regency Energy Partners LP                             3,975             123
   Rentech (B)*                                         834,031           1,735
   Rosetta Resources (B)*                               114,943           2,104
   RPC (B)                                              136,200           1,512
   SEACOR Holdings*                                      10,200             924
   St Mary Land & Exploration                            18,600             731
   StealthGas                                            73,100           1,192
   Stone Energy (B)*                                     62,681           2,833
   Superior Energy Services*                             68,361           2,386
   Superior Well Services (B)*                           83,500           1,619
   Swift Energy*                                         75,834           3,072
   Synenco Energy (Canada) (F) (G) (H)*                  27,419             204
   Synenco Energy, Cl A (Canada)*                       185,000           1,379
   Tesoro                                                44,682           2,198
   Tetra Technologies*                                   59,900             947
   Trico Marine Services*                                   363              13
   TXCO Resources*                                        5,100              62
   Uranium One (Canada)*                                127,375           1,183
   Uranium Resources*                                    22,220             264
   USEC (B)*                                             73,963             607
   Vaalco Energy*                                        45,838             200
   Venoco*                                               27,900             509
   W-H Energy Services*                                  56,834           2,870
   Warren Resources*                                     25,400             324
   Willbros Group*                                        4,500             169
   World Fuel Services                                   30,700             971
                                                                  --------------
                                                                        117,856
                                                                  --------------

FINANCIALS -- 17.7%
   Acadia Realty Trust+                                  54,300           1,433
   Advance America Cash Advance
      Centers                                            77,251             705
   Advanta, Cl B (B)                                     46,147             462
   Affiliated Managers Group (B)*                        54,982           6,832
   Alesco Financial*                                    137,200             510
   Alexander's+*                                            727             283
   Alexandria Real Estate Equities+                       9,320             916
   AMB Property+ (B)                                     34,700           2,122
   AmCOMP*                                               24,810             245
   Amcore Financial (B)                                  43,120           1,013
   American Campus Communities                           27,258             705
   American Equity Investment Life
      Holding (B)                                       134,705           1,214
   American Physicians Capital                           13,500             566
   Ameris Bancorp                                         8,700             146
   Amerisafe*                                            61,087             932
   Anchor Bancorp Wisconsin (B)                          23,100             587
   Annaly Capital Management+                           161,838           2,785


--------------------------------------------------------------------------------
42      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Anthracite Capital+ (B)                               99,917   $         763
   Anworth Mortgage Asset+                               50,359             354
   AON                                                   41,900           2,094
   Arbor Realty Trust+ (B)                               68,652           1,174
   Ares Capital                                          36,200             545
   Argo Group International Holdings*                    14,119             558
   Ashford Hospitality Trust+                           141,370           1,094
   Aspen Insurance Holdings (B)                          47,800           1,377
   Assured Guaranty                                      42,000             948
   AvalonBay Communities+ (B)                            36,600           3,640
   BancFirst (B)                                          7,800             365
   Bancorpsouth                                         113,181           2,768
   Bank Mutual                                           91,331             924
   Bank of the Ozarks (B)                                12,800             372
   Bankunited Financial, Cl A                           123,877             989
   Berkshire Hills Bancorp                               21,700             527
   BioMed Realty Trust+ (B)                              20,800             470
   Boston Properties+ (B)                                41,600           4,094
   Brandywine Realty Trust+ (B)                          67,100           1,376
   Brasil Brokers Participacoes*                          2,700           1,747
   Calamos Asset Management, Cl A                        30,190             894
   Canaccord Capital (Canada)*                           61,100             970
   Canaccord Capital (Canada)                            15,100             240
   Capital Lease Funding+                               173,400           1,526
   Capital Trust, Cl A+ (B)                               7,545             232
   CapitalSource+                                       103,127           1,728
   Capstead Mortgage+                                   159,500           1,946
   Cardinal Financial                                    64,253             616
   Cascade Bancorp (B)                                   21,002             364
   Cash America International                            69,407           2,497
   Castlepoint Holdings*                                134,500           1,582
   CB Richard Ellis Group, Cl A*                         42,988           1,021
   Center Financial                                      18,000             221
   Centerline Holding                                    12,300             149
   Central Pacific Financial                             34,699             701
   Chemical Financial (B)                                54,900           1,378
   Chimera Investment*                                   47,074             730
   Citizens Republic Bancorp (B)                         43,247             615
   City Bank (B)                                          7,308             152
   City Holding                                           9,500             342
   CME Group                                              1,634           1,076
   CNA Surety*                                           53,300           1,100
   Cohen & Steers (B)                                    35,000             993
   Columbia Bancorp (B)                                  18,100             322
   Commerce Group (B)                                    54,200           1,948
   Community Bancorp*                                     6,137             111
   Community Bank System (B)                             32,900             664
   Community Trust Bancorp                               13,192             373
   Companhia Brasileira de
      Desenvolvimento Imobiliari
      Turistico (Brazil)*                                 3,800           1,740
   CompuCredit*                                          26,080             338
   Corporate Office Properties Trust+                    79,600           2,875
   Corus Bankshares (B)                                  42,291             401

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cousins Properties+ (B)                               47,900   $       1,139
   Crawford, Cl B*                                       13,724              55
   Darwin Professional Underwriters*                     30,800             708
   DCT Industrial Trust+ (B)                             57,800             583
   Dearborn Bancorp*                                     38,346             392
   Delphi Financial Group, Cl A                          96,500           3,709
   DiamondRock Hospitality+ (B)                          51,111             885
   Digital Realty Trust+                                 12,090             461
   Dime Community Bancshares                             52,822             717
   Discover Financial Services*                          22,554             392
   Dollar Financial (B)*                                 64,591           1,930
   Downey Financial                                      12,000             499
   DuPont Fabros Technology*                             46,332             869
   East West Bancorp (B)                                 63,550           1,713
   Eaton Vance                                           36,968           1,618
   Education Realty Trust+                               72,733             872
   eHealth (B)*                                          23,881             740
   EMC Insurance Group                                    5,271             128
   Employers Holdings (B)                                77,084           1,371
   Encore Bancshares*                                    14,430             296
   Endurance Specialty Holdings                          17,176             694
   Equity Lifestyle Properties+                          14,442             670
   Equity One+ (B)                                       46,519           1,101
   Equity Residential+                                  125,600           4,674
   Essex Property Trust+ (B)                             20,300           2,106
   Evercore Partners, Cl A                              142,900           2,997
   Extra Space Storage+ (B)                             121,400           1,731
   Ezcorp, Cl A*                                         63,552             798
   FBL Financial Group, Cl A                             40,400           1,498
   FBR Capital Markets*                                  26,115             263
   FCStone Group*                                        37,592           1,587
   Federal Agricultural Mortgage, Cl C                   20,500             558
   Federal Realty Investment Trust+                      25,500           2,121
   Federated Investors, Cl B                             54,800           2,235
   FelCor Lodging Trust+ (B)                             45,141             790
   Financial Federal (B)                                 35,800             791
   First American (B)                                    48,400           1,654
   First Cash Financial Services*                        81,600           1,387
   First Financial Bancorp (B)                           84,087             965
   First Financial Bankshares                            10,100             394
   First Financial Holdings                               1,400              38
   First Industrial Realty Trust+ (B)                    11,856             433
   First Marblehead                                      10,000             300
   First Merchants                                       34,800             755
   First Mercury Financial*                              61,381           1,303
   First Midwest Bancorp                                 74,668           2,442
   First Niagara Financial Group                         99,300           1,234
   First Regional Bancorp*                                3,400              75
   First State Bancorporation                            19,250             281
   FirstFed Financial (B)*                               81,525           2,855
   FirstMerit (B)                                       159,395           3,285
   Flagstar Bancorp (B)                                  82,300             518
   Flushing Financial                                    34,900             561
   FNB (Pennsylvania)                                    25,442             395


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      43

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Fpic Insurance Group*                                 29,200   $       1,248
   Frontier Financial (B)                                27,525             527
   GAMCO Investors, Cl A                                 17,247             919
   General Shopping Brasil (Brazil)*                    218,300           2,087
   GFI Group*                                               800              78
   Glacier Bancorp (B)                                   19,682             392
   Gluskin Sheff + Associates (Canada)*                  60,500           1,530
   GMP Capital Trust (Canada)                            59,500           1,399
   Gramercy Capital+ (B)                                135,782           3,229
   Greenhill (B)                                         42,300           3,058
   Grubb & Ellis (B)*                                    31,000             160
   Grubb & Ellis Realty Advisors*                       326,900           2,043
   Hallmark Financial Services*                          12,900             193
   Hancock Holding (B)                                   39,739           1,558
   Hanmi Financial (B)                                   41,699             400
   Hanover Insurance Group                               22,314           1,006
   Harleysville Group                                     4,600             161
   HCP+                                                  58,700           1,964
   Health Care+                                          12,928             579
   Hercules Technology Growth Capital                   110,361           1,303
   Hersha Hospitality Trust+                            241,600           2,459
   Highbury Financial (B)*                               27,700             129
   Highbury Financial Units*                            118,000             649
   Hilb Rogal & Hobbs (B)                                66,100           2,826
   Horace Mann Educators                                 40,208             786
   Horizon Financial                                      8,525             147
   HRPT Properties Trust+                               159,600           1,321
   IMPAC Mortgage Holdings+ (B)                          87,200              53
   Imperial Capital Bancorp                               5,264             120
   Independent Bank                                      16,286             156
   IndyMac Bancorp                                       28,259             270
   Infinity Property & Casualty                          24,129             943
   IntercontinentalExchange*                              4,900             818
   International Bancshares                              15,945             351
   Intervest Bancshares                                   2,950              47
   Investors Bancorp*                                    26,300             386
   Investors Real Estate Trust+ (B)                     160,700           1,617
   IPC Holdings (B)                                      24,442             723
   Irwin Financial                                       47,500             386
   Jefferies Group                                      133,400           3,410
   Jones Lang LaSalle                                     4,284             360
   Kansas City Life Insurance                            17,790             802
   KBW (B)*                                              28,600             755
   LandAmerica Financial Group (B)                       12,600             332
   Lazard, Cl A                                          20,590           1,002
   Luminent Mortgage Capital+ (B)                       151,300             156
   Macerich+ (B)                                         37,100           2,881
   Mack-Cali Realty+                                     85,600           3,055
   Maguire Properties+                                   16,029             405
   MarketAxess Holdings*                                 38,370             551
   Marlin Business Services*                             44,698             603
   Marsh & McLennan                                      57,392           1,442
   Max Capital                                           29,100             824

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Meadowbrook Insurance Group*                         174,070   $       1,600
   Meruelo Maddux Properties*                           279,900           1,176
   MFA Mortgage Investments+                            354,340           3,111
   MGIC Investment                                        6,722             158
   Mid-America Apartment
      Communities+                                       20,556             993
   Montpelier Re Holdings                                24,700             428
   Move*                                                623,939           1,466
   MSCI, Cl A (B)*                                       62,685           1,733
   MVC Capital                                           25,800             415
   Nara Bancorp                                          26,300             351
   NASDAQ Stock Market (B)*                              27,800           1,205
   National Financial Partners                           20,827             946
   National Health Investors+                             7,072             201
   National Retail Properties+ (B)                       90,396           2,214
   Navigators Group*                                     25,164           1,477
   NBT Bancorp (B)                                       55,400           1,381
   Nelnet, Cl A                                          57,405             792
   New Westfield Financial*                              10,000              97
   New York Community Bancorp                            51,760             963
   NewAlliance Bancshares (B)                            92,097           1,188
   Newcastle Investment+ (B)                             38,073             495
   NNN Realty Advisors* (F) (G) (H)                     169,500           1,017
   NorthStar Realty Finance+                             73,650             675
   Novastar Financial (B)*                                5,575              11
   NYSE Euronext                                          3,700             320
   Ocwen Financial*                                      28,237             158
   Odyssey Re Holdings                                   24,100             929
   Old National Bancorp (B)                             148,500           2,373
   Old Second Bancorp (B)                                11,000             291
   Omega Healthcare Investors+                           12,768             206
   optionsXpress Holdings (B)                            59,847           1,820
   Pacific Capital Bancorp (B)                           28,362             583
   Parkway Properties+                                    1,908              76
   PennantPark Investment*                               28,500             327
   PFF Bancorp                                           22,036             207
   Pico Holdings (B)*                                    27,658           1,065
   Piper Jaffray (B)*                                    66,944           3,101
   Platinum Underwriters Holdings                       102,783           3,733
   PMA Capital, Cl A*                                    23,119             202
   Portfolio Recovery Associates (B)                     30,240           1,218
   Post Properties+ (B)                                  55,238           2,006
   Potlatch                                              10,028             460
   Powershares QQQ                                        9,790             502
   Preferred Bank                                        20,246             541
   Presidential Life                                     38,700             667
   ProAssurance (B)*                                     40,763           2,235
   Procentury                                            16,870             237
   Prologis+                                             85,700           5,607
   Provident Bankshares (B)                              25,100             589
   PS Business Parks+                                     7,300             394
   Public Storage+                                       47,924           3,706
   Rainier Pacific Financial Group                       13,122             194
   RAIT Financial Trust+ (B)                            133,103           1,151


--------------------------------------------------------------------------------
44      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ram Holdings Ltd*                                     86,300   $         501
   Ramco-Gershenson Properties+                           6,527             165
   Realty Income+                                        42,509           1,212
   RenaissanceRe Holdings                                12,000             709
   Renasant                                              16,900             330
   RLI                                                   30,738           1,833
   Safety Insurance Group (B)                            53,346           1,948
   Santander BanCorp                                     43,665             427
   Selective Insurance Group                             24,130             569
   Sierra Bancorp (B)                                     3,600              90
   Signature Bank (B)*                                   63,899           2,367
   Simon Property Group+                                 59,400           5,848
   SL Green Realty+ (B)                                  22,800           2,369
   South Financial Group                                 75,919           1,360
   Southwest Bancorp                                     16,129             290
   St. Joe                                               34,178             972
   Sterling Bancshares (B)                               63,232             780
   Sterling Financial, Washington Shares                 92,837           1,665
   Stewart Information Services                          72,200           1,954
   Stifel Financial*                                      1,100              51
   Strategic Hotels & Resorts+ (B)                      130,600           2,391
   Sun Communities+                                      56,200           1,376
   Sunstone Hotel Investors+                             33,500             777
   Superior Bancorp (B)*                                136,707             819
   Susquehanna Bancshares (B)                            58,400           1,162
   SVB Financial Group (B)*                              52,595           2,708
   SWS Group                                              9,172             124
   Taubman Centers+                                      41,400           2,216
   Taylor Capital Group                                   5,554             123
   TCF Financial                                         24,878             483
   TD Ameritrade Holding*                                40,331             754
   Technology Investment Capital                         45,700             478
   Texas Capital Bancshares*                              4,800             101
   TFS Financial*                                         5,100              63
   Thornburg Mortgage+                                   54,351             579
   Titanium Asset*                                      122,200             688
   Tompkins Trustco                                       6,700             285
   Tower Group                                           26,180             849
   TradeStation Group*                                   39,200             468
   Triad Guaranty*                                       22,384             193
   Trico Bancshares                                       3,700              78
   Trustmark                                             36,249             923
   UCBH Holdings                                        138,824           2,232
   UMB Financial                                         10,869             409
   UnionBanCal                                           20,601           1,112
   United America Indemnity, Cl A*                       10,900             216
   United Bankshares                                     37,905           1,178
   United Financial Bancorp                              37,600             376
   United Fire & Casualty                                31,300             965
   Universal American Financial*                         27,512             656
   Universal Health Realty Income
      Trust+                                              4,672             154
   Validus Holdings*                                     37,300             929
   Ventas+ (B)                                           84,600           3,689

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Victory Acquisition*                                  48,847   $         469
   ViewPoint Financial Group                             15,800             282
   Virginia Commerce Bancorp (B)*                         4,700              59
   Waddell & Reed Financial, Cl A                        50,439           1,724
   Washington Federal                                    88,940           2,087
   Washington Real Estate Investment
      Trust+                                             16,690             535
   Weingarten Realty Investors+ (B)                      77,700           2,770
   WesBanco (B)                                          44,700           1,072
   West Coast Bancorp                                    13,200             263
   Westamerica Bancorporation                            17,115             805
   Westfield Financial                                   72,300             698
   Wilshire Bancorp                                      35,600             332
   Winthrop Realty Trust+ (B)                            63,800             341
   Wintrust Financial                                    14,519             513
   World Acceptance*                                     47,176           1,489
   WR Berkley                                            26,100             798
   WSFS Financial (B)                                    23,500           1,313
   Zenith National Insurance                             74,095           3,114
                                                                  --------------
                                                                        327,294
                                                                  --------------

HEALTH CARE -- 12.4%
   3SBio ADR*                                            99,400           1,560
   Abaxis (B)*                                           34,265           1,137
   Abraxis Bioscience (B)*                                8,300             490
   Acadia Pharmaceuticals (B)*                           77,500             879
   Accelrys*                                            126,600           1,017
   Achillion Pharmaceuticals*                            71,640             356
   Acorda Therapeutics*                                  25,130             470
   Adams Respiratory Therapeutics (B)*                   32,938           1,421
   Advanced Medical Optics (B)*                          64,900           1,637
   Affymax (B)*                                          11,100             283
   Affymetrix (B)*                                      162,817           3,395
   Air Methods*                                           5,578             294
   Albany Molecular Research*                            56,796             750
   Alexion Pharmaceuticals*                              14,886           1,083
   Align Technology (B)*                                 88,039           1,487
   Alkermes*                                            202,229           2,884
   Alliance Imaging*                                     22,462             215
   Allscripts Healthcare Solutions*                      20,100             356
   Alpharma, Cl A                                        42,628             895
   Altus Pharmaceuticals (B)*                            59,200             627
   AMAG Pharmaceuticals*                                  3,308             191
   Amedisys*                                             60,260           2,571
   America Service Group*                                30,600             247
   American Medical Systems
      Holdings (B)*                                      22,507             308
   AMERIGROUP*                                           12,089             415
   AMN Healthcare Services (B)*                         155,700           2,628
   Amsurg (B)*                                           92,421           2,390
   Analogic                                               9,156             493
   APP Pharmaceuticals (B)*                              78,700             925
   Applera -- Celera Group*                              97,100           1,468


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      45

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Apria Healthcare Group (B)*                          105,900   $       2,295
   Arena Pharmaceuticals (B)*                           185,400           1,622
   Ariad Pharmaceuticals (B)*                           275,400           1,239
   Array Biopharma (B)*                                  78,058             864
   Arthrocare (B)*                                        7,998             433
   Axcan Pharma*                                        109,666           2,476
   Bio-Rad Laboratories, Cl A*                           11,000           1,110
   Bio-Reference Labs*                                   13,263             444
   BioForm Medical*                                     116,950             908
   BioMarin Pharmaceuticals (B)*                        135,597           3,729
   Bradley Pharmaceuticals*                              20,987             413
   Cambrex                                              106,091             821
   Cell Genesys (B)*                                    238,500             556
   Centene*                                              11,054             276
   Cephalon (B)*                                         83,900           6,286
   Charles River Laboratories
      International*                                      2,700             172
   Chemed                                                62,354           3,376
   Community Health Systems*                             54,400           1,818
   Computer Programs & Systems                           44,401             989
   Conceptus (B)*                                        41,600             836
   Conmed (B)*                                           89,638           2,230
   Cooper (B)                                            77,333           3,328
   Covance*                                                 700              61
   Cross Country Healthcare (B)*                        120,900           1,760
   Cubist Pharmaceuticals (B)*                          229,419           4,873
   Cutera*                                                3,600              54
   CV Therapeutics (B)*                                 509,500           4,443
   Cynosure, Cl A (B)*                                   59,485           1,766
   Cypress Bioscience (B)*                               26,300             321
   Datascope                                              6,491             237
   DexCom*                                               47,080             407
   Dionex (B)*                                           29,764           2,514
   Discovery Laboratories (B)*                          282,305             824
   Eclipsys*                                             62,489           1,450
   Emergency Medical Services,
      Cl A (B)*                                          52,024           1,600
   Emergent Biosolutions*                                24,200             135
   Encysive Pharmaceuticals (B)*                        383,300             257
   eResearch Technology*                                 80,503             955
   ev3*                                                  12,108             177
   Exelixis (B)*                                        250,142           2,184
   Five Star Quality Care (B)*                           43,500             410
   Greatbatch*                                           29,796             613
   Hanger Orthopedic Group*                              65,300             683
   Hansen Medical*                                        2,541              75
   HealthExtras*                                         37,900           1,007
   Healthspring*                                        149,597           2,827
   HealthTronics*                                       159,727             677
   Healthways (B)*                                       40,604           2,370
   HMS Holdings*                                          4,647             144
   Hologic (B)*                                          65,846           4,372
   Human Genome Sciences (B)*                           213,100           2,218
   I-Flow*                                               98,676           1,645

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ICU Medical*                                          20,400   $         757
   Illumina (B)*                                         87,917           5,081
   Immucor*                                              31,300           1,038
   IMS Health                                            13,400             313
   Incyte (B)*                                          323,871           2,779
   Indevus Pharmaceuticals*                              65,968             494
   InterMune (B)*                                        23,575             383
   Intuitive Surgical*                                      700             229
   Invacare                                              14,864             386
   Inverness Medical Innovations (B)*                    36,181           2,123
   Isis Pharmaceuticals (B)*                             65,091           1,151
   ISTA Pharmaceuticals (B)*                            161,300             834
   Kendle International (B)*                             36,180           1,562
   Kensey Nash*                                          59,513           1,604
   Kindred Healthcare (B)*                               81,163           1,994
   Landauer                                               4,797             241
   LCA-Vision                                             4,500              73
   LeMaitre Vascular*                                    57,500             405
   LHC Group*                                            36,385             931
   Lifecell*                                              6,400             260
   LifePoint Hospitals*                                 113,979           3,606
   Magellan Health Services*                             69,163           3,143
   MannKind*                                             69,150             650
   Martek Biosciences (B)*                               38,345             992
   Matria Healthcare*                                    21,040             478
   Matrixx Initiatives*                                  23,860             386
   Medarex (B)*                                         450,400           5,720
   Medcath*                                              46,636           1,185
   Medical Staffing Network Holdings*                    76,700             468
   Medicines*                                            52,200             923
   Medicis Pharmaceutical, Cl A (B)                      95,900           2,580
   Medtox Scientific*                                     8,421             153
   Merge Technologies (B)*                               25,700              34
   Meridian Bioscience                                   47,290           1,459
   Metabolix*                                            85,900           1,849
   MGI Pharma*                                           40,132           1,389
   Micrus Endovascular (B)*                              82,000           1,501
   Minrad International*                                 35,900              97
   Molina Healthcare*                                    20,673             775
   MWI Veterinary Supply*                                25,556           1,075
   Myriad Genetics (B)*                                 106,983           5,157
   National Dentex*                                      21,200             332
   Neurocrine Biosciences (B)*                           78,600           1,023
   NovaMed*                                              44,924             210
   NuVasive*                                             11,243             479
   Odyssey HealthCare (B)*                              202,000           2,020
   Omnicare (B)                                          34,666             883
   Omnicell*                                             56,464           1,489
   Omrix Biopharmaceuticals*                             35,570           1,188
   Onyx Pharmaceuticals (B)*                             15,830             863
   OraSure Technologies (B)*                            129,265           1,225
   Orthofix International*                               14,732             860
   OSI Pharmaceuticals (B)*                              41,552           1,938
   Owens & Minor (B)                                     72,783           2,858


--------------------------------------------------------------------------------
46      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Panacos Pharmaceuticals*                             104,014   $         214
   Par Pharmaceutical (B)*                               48,270             929
   Parexel International*                                27,295           1,208
   Patterson*                                            38,161           1,228
   PDL BioPharma (B)*                                    15,600             276
   Pediatrix Medical Group*                              23,860           1,543
   Penwest Pharmaceuticals (B)*                         216,100           1,316
   Perrigo (B)                                           93,226           2,881
   Pharmacopeia Drug Discovery*                          80,329             365
   PharMerica (B)*                                      105,053           1,547
   Pozen (B)*                                            23,500             245
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)*                            93,300           1,919
   Providence Service*                                   21,765             609
   PSS World Medical (B)*                               157,693           3,025
   Psychiatric Solutions*                                78,417           2,865
   Qiagen*                                              123,011           2,592
   Quidel*                                                9,600             181
   Regeneron Pharmaceuticals (B)*                        71,450           1,556
   Res-Care*                                             29,922             682
   Rigel Pharmaceuticals*                               123,700             886
   Salix Pharmaceuticals (B)*                            34,700             394
   Savient Pharmaceuticals*                               4,761              67
   Sciele Pharma (B)*                                   174,406           3,893
   Sirona Dental Systems (B)*                            40,304           1,091
   Somanetics*                                           33,300             666
   Spectranetics (B)*                                    70,463           1,069
   STERIS                                                61,749           1,726
   Sun Healthcare Group*                                 40,800             677
   Symmetry Medical*                                     51,929             874
   Tercica (B)*                                          82,600             548
   Theravance*                                           16,015             386
   TomoTherapy*                                          41,220             767
   Trizetto Group*                                       43,600             673
   United Therapeutics (B)*                              44,338           4,437
   Varian*                                               13,699             960
   Ventana Medical Systems*                              10,090             896
   Viropharma (B)*                                       32,400             290
   Vnus Medical Technologies*                            38,069             536
   WellCare Health Plans*                                 1,398              54
   Wright Medical Group (B)*                             73,100           1,972
   Xenoport*                                              3,100             163
                                                                  --------------
                                                                        229,984
                                                                  --------------

INDUSTRIALS -- 13.6%
   ABM Industries                                         5,600             114
   ABX Air*                                              22,245              99
   ACCO Brands*                                          74,184           1,240
   Accuride*                                             59,826             454
   Actuant, Cl A (B)                                     58,154           1,842
   Acuity Brands (B)                                     32,430           1,281
   Administaff                                           11,133             364
   Advisory Board*                                       47,813           3,108

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Aecom Technology*                                     48,600   $       1,292
   AGCO*                                                 33,783           2,329
   Alaska Air Group*                                     54,674           1,385
   Albany International, Cl A                            68,079           2,633
   Allen-Vanguard*                                      114,500             979
   Altra Holdings*                                       22,000             353
   Amerco*                                                3,912             256
   American Commercial Lines (B)*                       137,146           2,385
   American Ecology                                       5,381             120
   American Woodmark (B)                                 43,670             846
   Ampco-Pittsburgh                                      18,900             666
   Amrep                                                  1,300              43
   AO Smith                                              79,300           2,806
   Apogee Enterprises                                   127,824           2,840
   Applied Industrial Technologies                       28,200             852
   Arkansas Best (B)                                     55,400           1,263
   Ascent Solar Technologies (B)*                        22,300             379
   Astec Industries (B)*                                 11,000             413
   ASV*                                                  12,791             149
   Atlas Air Worldwide Holdings*                          1,100              58
   Avis Budget Group*                                    50,817             764
   Barnes Group (B)                                      37,650           1,166
   BE Aerospace*                                        112,988           5,310
   Beacon Roofing Supply*                                60,300             555
   Belden CDT (B)                                        48,941           2,254
   Bowne (B)                                             65,590           1,185
   Brady, Cl A (B)                                       35,137           1,407
   Briggs & Stratton                                     79,915           1,822
   Brink's                                               34,200           2,188
   Bucyrus International, Cl A (B)                       23,485           2,060
   Celadon Group*                                         8,800              69
   Cenveo*                                                5,620             116
   Ceradyne (B)*                                         68,409           3,382
   Chart Industries*                                     36,200           1,006
   Chicago Bridge & Iron                                 76,707           4,077
   CIRCOR International                                  39,178           1,700
   Clarcor                                               39,525           1,407
   Clean Harbors (B)*                                    52,426           2,817
   Columbus McKinnon*                                    34,966           1,088
   Commercial Vehicle Group*                             55,900             745
   COMSYS IT Partners*                                   44,589             595
   Con-way                                               13,900             588
   Consolidated Graphics*                                11,734             607
   Continental Airlines, Cl B*                           10,837             305
   Corrections of America*                               51,104           1,559
   CoStar Group (B)*                                     50,854           2,451
   CRA International (B)*                                39,024           1,805
   Crane                                                 61,055           2,744
   Cubic (B)                                             16,405             648
   Curtiss-Wright                                        32,686           1,763
   Danaos                                                23,300             713
   Deluxe                                               120,457           3,805
   Diamond Management & Technology
      Consultants (B)                                    96,900             720


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      47

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Duff & Phelps*                                        43,643   $         870
   Dynamic Materials                                     57,700           3,662
   DynCorp International, Cl A*                          18,859             394
   EDO                                                   19,500           1,088
   Electro Rent*                                          9,971             136
   EMCOR Group*                                          78,601           2,094
   Encore Wire                                            2,704              46
   EnerSys*                                               3,277              76
   EnPro Industries*                                     58,016           1,775
   ESCO Technologies (B)*                                33,504           1,239
   Esterline Technologies*                               22,906           1,196
   Evergreen Solar (B)*                                  87,500           1,152
   Federal Signal                                        47,729             549
   First Advantage, Cl A*                                17,000             309
   First Consulting Group*                              161,770           2,071
   Flow International*                                  139,200           1,100
   Force Protection (F) (G) (H)*                        166,100           1,796
   Force Protection (B)*                                 33,500             362
   Forward Air                                           47,220           1,528
   FTI Consulting*                                       33,972           1,936
   Fuel Tech*                                             9,746             238
   G&K Services                                          14,710             598
   GATX                                                  16,500             611
   Genco Shipping & Trading (B)                          14,500             918
   GenCorp*                                              37,200             450
   General Cable (B)*                                    46,590           3,465
   Genesee & Wyoming, Cl A*                              15,923             417
   Genlyte Group (B)*                                    28,883           2,722
   Geo Group*                                           134,275           3,419
   GeoEye*                                               37,300           1,183
   Goodman Global (B)*                                   42,659           1,009
   GrafTech International (B)*                           75,527           1,214
   Great Lakes Dredge & Dock*                            57,500             512
   H&E Equipment Services*                              189,130           3,266
   Hardinge                                               5,325              84
   Heartland Express (B)                                 81,275           1,181
   Heico, Cl A                                           30,870           1,235
   Heidrick & Struggles
      International (B)*                                  3,200             116
   Hexcel (B)*                                           61,600           1,569
   Horizon Lines, Cl A                                   61,045           1,215
   Hubbell, Cl B                                         30,600           1,681
   Hudson Highland Group*                                92,503             824
   Huron Consulting Group (B)*                           20,890           1,531
   ICF International*                                    17,700             458
   ICT Group*                                             7,900              88
   IDEX                                                  16,408             586
   IHS, Cl A*                                            41,487           2,910
   II-VI (B)*                                            22,900             768
   IKON Office Solutions (B)                            157,689           1,992
   Innerworkings (B)*                                   103,611           1,642
   Innovative Solutions & Support*                            1              --
   Interface, Cl A                                       53,759             938
   Ionatron*                                             37,800             131

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   JA Solar Holdings ADR*                                48,743   $       2,892
   JetBlue Airways*                                      86,400             605
   Kadant*                                               23,542             694
   Kansas City Southern (B)*                             50,166           1,727
   Kaydon (B)                                            31,469           1,593
   KBR*                                                  35,800           1,426
   Kenexa (B)*                                           49,600             961
   Kforce*                                              116,751           1,267
   Kirby*                                                26,627           1,280
   Knight Transportation (B)                             43,800             666
   Knoll (B)                                            111,582           1,950
   Korn/Ferry International*                             38,185             658
   Labor Ready*                                          50,400             758
   Ladish*                                                5,026             222
   Landstar System                                       26,005           1,034
   LB Foster, Cl A*                                       7,543             346
   LECG*                                                109,623           1,739
   Lincoln Electric Holdings                             25,400           1,772
   LSI Industries                                        12,625             261
   Lydall*                                                5,242              51
   Marten Transport (B)*                                 12,700             139
   Mcgrath Rentcorp                                       7,779             207
   Medis Technologies*                                    4,000              51
   Merrimac Industries*                                  16,900             155
   Mesa Air Group*                                      278,268           1,052
   Michael Baker*                                        25,791             901
   Middleby (B)*                                         18,040           1,369
   Milacron (B)*                                         19,814              57
   Mine Safety Appliances                                 9,128             447
   Moog, Cl A*                                           26,022           1,173
   Mueller Industries                                    20,300             614
   Multi-Color                                            4,350             104
   NACCO Industries, Cl A                                 1,885             191
   Navios Maritime Holdings*                             14,230             208
   Navistar International*                                9,900             514
   NCI Building Systems (B)*                             58,200           1,998
   Nuco2*                                                49,565           1,367
   Old Dominion Freight Line*                            34,675             781
   Orbital Sciences (B)*                                 62,000           1,492
   Orion Marine Group (F) (G) (H)*                      139,600           1,989
   Pacer International                                   40,300             554
   Pall                                                  63,100           2,414
   PeopleSupport*                                       156,630           2,201
   Perini*                                              112,864           6,003
   Pinnacle Airlines (B)*                                36,964             601
   Power-One (B)*                                       180,431             843
   PRG-Schultz International*                            19,506             182
   Quanta Services (B)*                                  93,064           2,548
   RBC Bearings*                                         43,280           1,592
   Regal-Beloit                                          13,700             645
   Republic Airways Holdings (B)*                       121,070           2,431
   Resources Connection                                  57,980           1,196
   RSC Holdings (B)*                                    233,800           2,871
   Ryder System                                          54,300           2,354


--------------------------------------------------------------------------------
48      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Saia*                                                 15,710   $         205
   Schawk                                                24,200             348
   School Specialty (B)*                                 26,286             938
   Simpson Manufacturing                                 13,627             363
   Skywest                                               47,891           1,260
   Spherion (B)*                                        173,208           1,348
   Spirit Aerosystems Holdings, Cl A*                     4,600             161
   Standard Parking*                                      4,220             196
   Standard Register                                     22,494             271
   Steelcase, Cl A                                       10,600             160
   Sunpower, Cl A*                                        4,138             515
   Superior Essex*                                       27,546             668
   TAL International Group                               57,800           1,309
   Taleo, Cl A*                                          96,447           2,723
   TBS International, Cl A (B)*                          14,600             637
   Tecumseh Products, Cl A*                              85,100           2,023
   Teledyne Technologies (B)*                            43,268           2,346
   TeleTech Holdings*                                    38,100             789
   Tetra Tech (B)*                                       67,647           1,402
   Textainer Group ADR                                  128,700           2,104
   Titan International                                   16,715             459
   Tredegar                                              11,077             160
   Triumph Group                                         14,800           1,203
   UAP Holding                                           30,765             920
   Ultrapetrol Bahamas*                                  44,100             766
   United Rentals (B)*                                   22,100             514
   United Stationers*                                    58,376           2,957
   Universal Forest Products                             16,500             472
   URS*                                                  31,726           1,824
   Volt Information Sciences*                            13,974             178
   Wabtec                                                61,876           2,100
   Walter Industries                                     40,350           1,400
   Waste Connections*                                    83,062           2,644
   Waste Industries USA                                  14,600             493
   Watson Wyatt Worldwide, Cl A (B)                      98,625           4,542
   Watts Water Technologies, Cl A (B)                    22,081             646
   WESCO International*                                  21,468             869
   YRC Worldwide (B)*                                    31,300             554
                                                                  --------------
                                                                        251,933
                                                                  --------------

INFORMATION TECHNOLOGY -- 20.7%
   ACI Worldwide*                                        12,600             288
   Acme Packet (B)*                                     115,200           1,417
   Actel*                                                50,700             556
   ADC Telecommunications*                               49,301             816
   Advanced Analogic Technologies*                      195,685           2,108
   Advanced Energy Industries*                           38,168             554
   Advent Software (B)*                                   6,200             315
   Akamai Technologies*                                  22,992             875
   Alliance Semiconductor                                95,200             149
   AMIS Holdings (B)*                                   152,946           1,173
   Amkor Technology (B)*                                216,900           1,787
   Anadigics (B)*                                        84,951             935

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Anixter International*                                 2,217   $         143
   Ansys*                                                25,519             992
   Applied Micro Circuits (B)*                          181,800             456
   Ariba*                                                88,011           1,045
   ARM Holdings ADR (B)*                                172,400           1,419
   Arris Group (B)*                                     237,332           2,475
   Art Technology Group*                                581,803           2,432
   Aspen Technology (B)*                                 56,400             957
   Asyst Technologies*                                  393,096           1,352
   Atheros Communications (B)*                           88,715           2,616
   Atmel*                                               385,612           1,693
   ATMI (B)*                                             88,171           2,653
   Avanex (B)*                                          193,900             291
   Avid Technology*                                       9,414             250
   Avocent (B)*                                         148,021           3,686
   Axcelis Technologies*                                 38,604             183
   Axesstel*                                            431,541             117
   Bankrate*                                             30,765           1,204
   BearingPoint (B)*                                    183,600             670
   Benchmark Electronics*                                96,700           1,736
   BigBand Networks (B)*                                  8,700              52
   Black Box (B)                                         41,982           1,545
   Blackboard*                                            5,841             228
   BluePhoenix Solutions*                                51,875             944
   Brightpoint*                                          18,492             307
   Broadridge Financial Solutions*                       63,800           1,453
   Brocade Communications Systems*                      468,700           3,417
   Brooks Automation*                                    36,900             496
   C-COR*                                                18,745             230
   Cabot Microelectronics*                                4,602             172
   CACI International, Cl A (B)*                         83,605           3,795
   Captaris*                                             13,246              54
   Cavium Networks*                                      28,200             723
   Ceragon Networks*                                     51,320             663
   Checkpoint Systems*                                   61,165           1,453
   China Digital TV ADR (B)*                             67,400           2,108
   Chordiant Software*                                   65,400             656
   Ciber (B)*                                           144,100             983
   Cirrus Logic (B)*                                    171,066             975
   CNET Networks (B)*                                   104,100             789
   Cogent (B)*                                           10,000             111
   Cognex                                                52,000           1,054
   Coherent (B)*                                         43,503           1,252
   Cohu                                                   8,583             134
   CommScope (B)*                                        35,935           1,455
   Commvault Systems*                                    73,000           1,626
   Comtech Group (B)*                                    49,100             871
   Comtech Telecommunications*                           18,019             895
   Comverge (B)*                                         13,738             432
   Comverse Technology (B)*                             106,100           1,719
   Concur Technologies (B)*                             101,425           3,810
   Conexant Systems (B)*                                255,700             284
   Constant Contact (B)*                                 39,974             761


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      49

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CPI International*                                    68,171   $       1,145
   Credence Systems*                                    104,928             215
   CSG Systems International (B)*                       120,666           1,999
   CTS (B)                                              139,700           1,477
   Cybersource*                                          29,783             435
   Cymer*                                                60,120           2,469
   Cypress Semiconductor*                                63,305           2,103
   Daktronics (B)                                        67,064           1,565
   Data Domain (B)*                                      53,900           1,390
   DealerTrack Holdings*                                 95,791           4,075
   DemandTec*                                            34,837             572
   Digimarc*                                             45,000             423
   Digital River*                                         2,787             108
   Diodes (B)*                                           63,366           1,864
   DivX (B)*                                             68,605           1,161
   Double-Take Software*                                 57,900           1,436
   DSP Group*                                           155,800           2,108
   DTS*                                                  39,385             975
   Dycom Industries*                                     48,382           1,361
   Earthlink (B)*                                       240,500           1,633
   Echelon (B)*                                          26,013             437
   EFJ*                                                 134,800             395
   Electronic Arts*                                      26,767           1,504
   Electronics for Imaging (B)*                         136,593           3,133
   Elixir Gaming Technologies*                          147,535             581
   Emergis (Canada)*                                    209,800           1,719
   EMS Technologies*                                      3,239              94
   Emulex (B)*                                          145,729           2,441
   Entegris (B)*                                        142,000           1,230
   Epicor Software (B)*                                  42,100             456
   EPIQ Systems*                                         41,691             726
   Equinix (B)*                                          41,966           4,369
   Euronet Worldwide (B)*                               104,152           3,412
   Factset Research Systems                              18,305           1,147
   Fairchild Semiconductor
      International*                                     55,861             886
   FalconStor Software (B)*                              91,080           1,103
   Flir Systems*                                         15,975           1,098
   Foundry Networks*                                     79,400           1,400
   Genesis Microchip*                                    44,490             224
   Gevity HR (B)                                         64,300             273
   Harmonic*                                            125,400           1,300
   Harris Stratex Networks, Cl A*                       104,245           1,795
   Heartland Payment Systems                             16,072             519
   Hewitt Associates, Cl A*                              19,156             718
   Hittite Microwave*                                    28,475           1,230
   Hutchinson Technology*                                66,600           1,752
   i2 Technologies*                                       8,573             139
   ICX Technologies (B)*                                 37,600             349
   Ikanos Communications (B)*                            84,300             500
   Imation                                              120,500           2,418
   Immersion (B)*                                        35,148             461
   Infinera (B)*                                         25,541             557
   Informatica (B)*                                      57,900             993

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Information Services Group*                          119,470   $         804
   Insight Enterprises*                                  45,653             904
   InterDigital (B)*                                     63,900           1,150
   Intermec*                                              9,351             201
   Internap Network Services*                            28,900             288
   Internet Capital Group*                               43,102             481
   Interwoven*                                           12,200             150
   Intevac (B)*                                          58,000             911
   IPG Photonics*                                       113,805           2,316
   Itron*                                                25,328           1,964
   Jack Henry & Associates                                3,500              94
   JDA Software Group*                                  156,680           3,281
   JDS Uniphase (B)*                                     76,000           1,023
   Juniper Networks*                                     39,838           1,184
   Jupitermedias (B)*                                   218,500             937
   Kemet*                                               114,100             707
   Keynote Systems*                                      73,000           1,004
   Kulicke & Soffa Industries*                           27,197             193
   Lawson Software (B)*                                 368,948           3,586
   LeCroy (B)*                                           71,700             623
   Liquidity Services*                                   75,525             902
   Littelfuse (B)*                                       43,069           1,436
   LoJack*                                               39,900             699
   LTX*                                                 330,804             794
   Macrovision*                                           4,664             116
   Magma Design Automation*                              14,300             191
   Manhattan Associates*                                 64,205           1,742
   Mantech International, Cl A*                          22,067             854
   Marchex, Cl B (B)*                                   116,800           1,438
   Mastec*                                               42,576             430
   Mattson Technology*                                    7,000              58
   MAXIMUS                                                8,514             332
   McAfee*                                               15,300             596
   Mentor Graphics (B)*                                 255,456           2,782
   Mercadolibre (B)*                                     15,776             669
   Mercury Computer Systems*                             56,600             830
   Methode Electronics (B)                              211,522           2,549
   Micrel                                                43,332             387
   Micros Systems*                                       20,185           1,456
   Microsemi (B)*                                       300,085           6,866
   MicroStrategy, Cl A*                                   2,400             242
   Microtune*                                            24,000             125
   MIPS Technologies (B)*                               316,400           1,797
   MKS Instruments (B)*                                  30,000             545
   Monolithic Power Systems*                             84,568           1,614
   MPS Group (B)*                                       127,200           1,412
   MTS Systems                                           13,699             562
   Navisite*                                            121,000           1,127
   Net 1 UEPS Technologies (B)*                          32,460           1,005
   Netezza (B)*                                          82,600           1,094
   Netgear*                                              38,185           1,294
   Netlogic Microsystems (B)*                            39,174           1,146
   Neutral Tandem*                                        6,940             127
   Novatel Wireless (B)*                                224,975           3,496


--------------------------------------------------------------------------------
50      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nuance Communications (B)*                           112,618   $       2,273
   O2Micro International ADR*                            71,050           1,010
   Omniture (B)*                                         97,190           2,761
   Omnivision Technologies*                              31,600             588
   ON Semiconductor (B)*                                363,757           3,343
   Openwave Systems*                                     18,981              52
   Orbotech*                                            125,600           1,930
   OSI Systems*                                          48,900           1,212
   Packeteer*                                            27,900             189
   Palm (B)*                                            138,600             966
   Parametric Technology (B)*                           169,815           2,836
   Park Electrochemical                                  49,200           1,449
   Parkervision (B)*                                    128,500           1,263
   PC Connection (B)*                                    28,700             367
   PDF Solutions*                                        11,500              91
   Perfect World ADR*                                    56,300           1,364
   Perficient*                                           98,756           1,656
   Perot Systems, Cl A (B)*                             106,515           1,401
   Photon Dynamics*                                       5,926              53
   Photronics*                                           72,862             750
   Pixelworks*                                           84,970              74
   Plantronics (B)                                       34,767             933
   Plexus*                                               69,870           2,079
   PLX Technology*                                      201,029           1,978
   PMC - Sierra (B)*                                    298,300           2,094
   Polycom (B)*                                         304,300           7,385
   Power Integrations*                                   54,984           1,654
   Powerwave Technologies (B)*                          254,757           1,055
   Presstek (B)*                                         71,780             429
   Quality Systems (B)                                   12,322             365
   Quantum*                                             472,300           1,497
   Quest Software*                                       16,023             259
   Rackable Systems (B)*                                193,200           2,058
   Radisys (B)*                                          25,600             398
   RADWARE*                                             102,420           1,375
   RealNetworks*                                         71,600             442
   Red Hat (B)*                                         403,400           8,076
   RF Micro Devices (B)*                              1,045,305           6,042
   Richardson Electronics                                36,191             236
   RightNow Technologies (B)*                            57,050           1,035
   Riverbed Technology*                                  86,000           2,432
   Rofin-Sinar Technologies*                                940              86
   Rogers*                                                7,136             314
   Rubicon Technology*                                   42,423             785
   Rudolph Technologies*                                152,700           1,825
   S1*                                                   26,157             194
   SAVVIS*                                               46,640           1,494
   Seachange International*                             311,400           2,348
   Seagate Technology (B)                                17,352             448
   Secure Computing (B)*                                154,536           1,402
   ShoreTel*                                             92,500           1,436
   SI International*                                     50,900           1,321
   Sigma Designs (B)*                                    21,000           1,365
   Silicon Image*                                       116,700             548

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Silicon Motion Technology ADR*                        67,815   $       1,281
   Sina*                                                 29,525           1,420
   Sirf Technology Holdings (B)*                        128,989           3,107
   SkillSoft ADR*                                        64,800             628
   Skyworks Solutions (B)*                              985,558           8,949
   Solera Holdings*                                      52,075           1,198
   SPSS*                                                 28,695           1,037
   SRA International, Cl A (B)*                          56,829           1,554
   Standard Microsystems (B)*                            45,971           1,621
   Stratasys (B)*                                        47,431           1,185
   Sun Microsystems*                                     40,089             833
   Sybase (B)*                                          195,101           5,002
   Symmetricom*                                          15,122              65
   Synaptics (B)*                                        37,370           2,076
   Synchronoss Technologies (B)*                         69,471           2,287
   SYNNEX*                                               45,100             932
   Synopsys*                                             37,907             933
   Tech Data*                                            25,800             970
   Technitrol*                                          115,261           3,086
   TechTarget*                                           34,406             470
   Tekelec (B)*                                         151,214           1,860
   Terremark Worldwide*                                 175,948             987
   Tessco Technologies*                                   3,497              57
   Tessera Technologies*                                 14,275             551
   THQ*                                                 183,406           4,484
   TIBCO Software (B)*                                  246,200           1,928
   TNS                                                   38,510             605
   Trident Microsystems*                                144,200             906
   Trina Solar ADR (B)*                                  50,900           2,181
   Triquint Semiconductor*                              375,200           2,225
   TTM Technologies (B)*                                154,000           1,862
   Tyler Technologies*                                   13,904             209
   Ultimate Software Group*                              29,880             976
   Ultra Clean Holdings*                                 52,739             758
   Ultratech (B)*                                       137,500           1,647
   United Online (B)                                    239,936           3,609
   Universal Display (B)*                                95,111           1,575
   Utstarcom (B)*                                       144,500             419
   Valueclick*                                           95,389           2,255
   Varian Semiconductor Equipment
      Associates*                                        15,450             641
   Vasco Data Security
      International (B)*                                 84,337           1,893
   Veeco Instruments*                                    49,876             837
   VeriFone Holdings (B)*                                74,995           3,602
   Verigy*                                               48,575           1,230
   Verint Systems*                                       74,700           1,289
   VeriSign*                                             41,453           1,695
   Viasat*                                               35,155           1,172
   Vignette (B)*                                         48,957             753
   Virtusa*                                              60,142           1,063
   VistaPrint (B)*                                       56,331           2,501
   Visual Sciences*                                       8,000             127
   Volterra Semiconductor*                                7,894              98


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      51

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wavecom ADR (B)*                                      32,337   $         627
   Websense*                                              4,615              75
   WidePoint*                                           281,700             287
   Wind River Systems (B)*                              402,700           4,112
   Wright Express*                                       80,636           3,060
   Xyratex*                                             133,453           1,967
   Zoran*                                               141,129           3,079
   Zygo*                                                112,241           1,267
                                                                  --------------
                                                                        383,296
                                                                  --------------

MATERIALS -- 4.7%
   ADA-ES (B)*                                           24,500             237
   AK Steel Holding*                                     36,929           1,646
   AM Castle                                             51,516           1,293
   Apex Silver Mines*                                    44,806             764
   Aptargroup                                            11,188             472
   Arch Chemicals                                        13,118             540
   Ashland                                               34,759           1,712
   Bemis (B)                                             41,229           1,119
   Buckeye Technologies (B)*                            145,395           2,076
   Cabot                                                 13,439             463
   Carpenter Technology                                  25,500           1,924
   Century Aluminum*                                      9,534             547
   CF Industries Holdings                                32,725           2,977
   Chemtura                                              96,400             723
   Cleveland-Cliffs (B)                                  27,988           2,524
   Constar International (B)*                            59,598             171
   Crown Holdings*                                       39,400           1,011
   Cytec Industries                                      42,100           2,582
   Esmark*                                               94,300           1,829
   Ferro                                                 16,769             355
   Flotek Industries*                                    15,860             585
   FMC                                                   11,966             655
   Frontera Copper (Canada)*                            171,000           1,038
   Greif, Cl A                                           41,838           2,471
   Grupo Simec SAB de CV ADR (B)*                       160,600           1,537
   H.B. Fuller (B)                                       83,660           2,116
   Haynes International*                                 25,500           2,155
   Hercules                                             230,607           4,476
   Horsehead Holding (B)*                                90,500           1,505
   Innospec                                               7,018             123
   Katanga Mining (Canada)*                             133,800           1,985
   Koppers Holdings                                      33,800           1,299
   Louisiana-Pacific                                     64,000             984
   Metal Management                                      20,530             945
   Myers Industries                                      43,121             861
   Neenah Paper                                          39,892           1,204
   NewMarket                                             20,375           1,093
   Olin                                                  67,947           1,423
   OM Group*                                             45,614           2,568
   Omnova Solutions*                                     80,600             415
   Pactiv*                                               48,421           1,230
   PolyOne*                                              45,858             288

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Quaker Chemical                                        3,600   $          --
   Quanex (B)                                            90,073           4,507
   Rock-Tenn, Cl A                                       59,591           1,572
   Rockwood Holdings*                                    18,121             610
   RTI International Metals*                              1,060              78
   Schnitzer Steel Industries, Cl A                      24,687           1,541
   Schweitzer-Mauduit International                      55,753           1,489
   Sensient Technologies (B)                            107,400           2,972
   Sherritt International (Canada)                      109,500           1,532
   Silgan Holdings                                      114,012           6,114
   Spartech                                              28,337             387
   Steel Dynamics                                        78,100           3,929
   Symyx Technologies*                                   12,775              98
   Terra Industries (B)*                                 54,888           2,074
   Texas Industries (B)                                  46,015           3,193
   Wellman (B)                                          141,300              54
   Worthington Industries (B)                            35,900             761
   WR Grace*                                             21,815             589
   Zep*                                                   8,065             106
   Zoltek*                                                5,400             230
                                                                  --------------
                                                                         87,757
                                                                  --------------

TELECOMMUNICATION SERVICES -- 2.0%
   Alaska Communications Systems
      Group                                             104,528           1,568
   Atlantic Tele-Network                                 16,900             645
   Cbeyond (B)*                                          53,609           2,218
   Centennial Communications*                           123,437           1,099
   Cincinnati Bell*                                     380,412           1,811
   Clearwire, Cl A (B)*                                 144,700           2,253
   Cogent Communications Group (B)*                      70,879           1,473
   Consolidated Communications
      Holdings                                           17,986             289
   Fairpoint Communications                             130,900           1,953
   FiberTower*                                           20,576              47
   Global Crossing*                                      39,329             721
   IDT*                                                  26,500             205
   IDT, Cl B (B)*                                        54,797             444
   Iowa Telecommunications Services                      21,979             375
   NeuStar, Cl A (B)*                                    87,765           2,788
   NTELOS Holdings                                      120,695           3,202
   Orckit Communications*                                61,700             432
   Premiere Global Services*                            191,000           2,632
   Rural Cellular, Cl A*                                 14,244             628
   SBA Communications, Cl A (B)*                        174,855           6,547
   Syniverse Holdings (B)*                              105,134           1,642
   Time Warner Telecom, Cl A*                           124,186           2,785
   USA Mobility                                          54,360             717
   Vonage Holdings*                                     138,074             291
                                                                  --------------
                                                                         36,765
                                                                  --------------


--------------------------------------------------------------------------------
52      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 3.2%
   AGL Resources                                         35,973   $       1,334
   Allete                                                82,567           3,382
   Atmos Energy                                          37,723             988
   Black Hills                                           42,345           1,764
   Centerpoint Energy (B)                                96,700           1,726
   Cia de Saneamento de Minas
      Gerais-COPASA (Brazil)*                            77,000           1,368
   Cleco                                                 53,001           1,481
   CMS Energy (B)                                        90,200           1,572
   El Paso Electric*                                     94,100           2,419
   Empire District Electric (B)                          46,238           1,065
   Energen                                               11,784             751
   Great Plains Energy                                   15,600             463
   Hawaiian Electric Industries                          15,400             357
   Idacorp (B)                                           43,122           1,516
   Integrys Energy Group                                 28,401           1,449
   ITC Holdings                                          39,250           2,003
   Laclede Group                                         36,880           1,269
   New Jersey Resources                                  22,327           1,126
   Nicor (B)                                             57,602           2,427
   Northwest Natural Gas                                 33,299           1,597
   NorthWestern                                          33,684             938
   Oneok                                                 30,200           1,404
   Ormat Technologies (B)                                67,471           3,407
   PNM Resources (B)                                    129,580           2,874
   PNOC Energy Development
      (Philippines)*                                 11,034,000           1,780
   Portland General Electric                            165,289           4,425
   Reliant Energy*                                       49,703           1,294
   SJW                                                    3,900             131
   South Jersey Industries                                2,528              93
   Southern Union                                        58,100           1,734
   Southwest Gas                                         37,917           1,097
   Synthesis Energy Systems*                             49,240             542
   UGI                                                   49,600           1,312
   UIL Holdings                                          47,900           1,716
   Unisource Energy                                      17,058             528
   Vectren                                               54,171           1,591
   Westar Energy (B)                                     84,371           2,186
   WGL Holdings (B)                                      26,293             869
   Wisconsin Energy                                       9,016             431
                                                                  --------------
                                                                         58,409
                                                                  --------------

Total Common Stock
   (Cost $1,716,436) ($ Thousands)                                    1,792,573
                                                                  --------------

--------------------------------------------------------------------------------
                                      Face Amount($ Thousands)/    Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATION (C) (E) -- 0.5%

FINANCIALS -- 0.5%
   SLM MTN
      4.660%, 12/17/07                                $   8,944   $       8,944
                                                                  --------------
Total Corporate Obligation
   (Cost $8,944) ($ Thousands)                                            8,944
                                                                  --------------

PREFERRED STOCK -- 0.0%

FINANCIALS -- 0.0%
   Thornburg Mortgage                                    16,594             407
                                                                  --------------
Total Preferred Stock
   (Cost $415) ($ Thousands)                                                407
                                                                  --------------

CONVERTIBLE BOND -- 0.1%
   Nova BioSource CV to 273.2240
      10.000%, 09/30/12                               $   1,698           1,698
                                                                  --------------

Total Convertible Bond
(Cost $1,698) ($ Thousands)                                               1,698
                                                                  --------------

EXCHANGE TRADED FUND -- 0.0%
   iShares Russell 2000 Index
      Fund (B)*                                           6,166             472
                                                                  --------------

Total Exchange Traded Fund
   (Cost $399) ($ Thousands)                                                472
                                                                  --------------

                                                    Number of
                                                     Warrants
                                                  -------------

WARRANTS -- 0.0%
   Rentech, Expires (G) (H)*                             16,100              12
     04/25/12 (F)
   Titanium Asset Management,
      Expires 06/21/11*                                 122,200             130
   Victory Acquisition, Expires 04/24/11*               152,834             267
   Washington Mutual Expires 12/26/50*                  220,361              38
                                                                  --------------
Total Warrants
   (Cost $225) ($ Thousands)                                                447
                                                                  --------------

                                                    Number of
                                                     Rights
                                                  -------------
RIGHTS -- 0.0%
   Esmark, Expires 11/27/07*                             94,300              23
                                                                  --------------
Total Rights
   (Cost $--) ($ Thousands)                                                  23
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      53

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)
November 30, 2007

--------------------------------------------------------------------------------

                                     Face Amount ($ Thousands)/    Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 30.9%
   First Union Cash Management
      Program, 4.370%**                               1,127,271   $       1,127
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.020%++**                               75,051,447          75,051
   SEI Liquidity Fund L.P.,
      5.110%++** (C)                                496,335,987         496,336
                                                                  --------------
Total Cash Equivalents
   (Cost $572,514) ($ Thousands)                                        572,514
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
   U.S. Treasury Bill
      3.198%, 02/21/08                                $   2,355           2,339
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $2,338) ($ Thousands)                                            2,339
                                                                  --------------
Total Investments -- 128.5%
   (Cost $2,302,969) ($ Thousands)                                $   2,379,417
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
   TYPE OF                    NUMBER OF      EXPIRATION           APPRECIATION
  CONTRACT                    CONTRACTS         DATE              ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini        231          Dec-2007            $         594
                                                                  ==============

      Percentages are based on Net Assets of $1,851,969 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at November 30, 2007. The total value of securities on loan at November 30, 2007 was $484,828 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2007 was $505,280 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007.

(F) Securities considered illiquid. The total value of such securities as of November 30, 2007 was $8,738 ($ Thousands) and represented 0.47% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2007 was $8,738 ($ Thousands) and represented 0.47% of Net Assets.

(H) This security considered restricted. The total value of such securities as of November 30, 2007 was $8,738 ($ Thousands) and represented 0.47% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
CV -- Convertible Security
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Private Investment in Public Entity
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
54      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Short-Term Investments                            21.0%
Financials                                        16.1%
Information Technology                            14.9%
Industrials                                       11.3%
Consumer Discretionary                            10.4%
Health Care                                        8.7%
Energy                                             4.8%
Materials                                          4.2%
Utilities                                          3.5%
Consumer Staples                                   3.0%
Telecommunication Services                         1.8%
U.S. Treasury Obligations                          0.1%
Exchange Traded Funds                              0.1%
Convertible Bonds                                  0.1%
Warrants                                           0.0%
Rights                                             0.0%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.4%

CONSUMER DISCRETIONARY -- 12.8%
   Abercrombie & Fitch, Cl A                             10,453   $         858
   Aftermarket Technology*                               12,120             338
   American Axle & Manufacturing
      Holdings (B)                                       58,010           1,341
   American Eagle Outfitters                             13,300             304
   American Greetings, Cl A                              45,572           1,060
   Amerigon (B)*                                         74,070           1,354
   AnnTaylor Stores*                                     23,764             724
   Arctic Cat                                            68,000             726
   Audible (B)*                                         205,186           2,366
   Autoliv                                               36,100           2,108
   Autonation (B)*                                       26,050             430
   Bally Technologies*                                    2,807             117
   Bebe Stores                                           25,876             349
   Belo, Cl A                                           163,070           2,700
   Big Lots (B)*                                        122,132           2,280
   Black & Decker (B)                                    45,270           3,742
   Blockbuster, Cl A*                                   250,268             893
   Blue Nile (B)*                                        18,700           1,380
   Bob Evans Farms                                       10,320             318
   Books-A-Million                                        2,703              33
   Borders Group (B)                                     31,800             398
   Brinker International                                100,023           2,304
   Brown Shoe                                            86,336           1,465
   Brunswick                                             37,965             774
   Cablevision Systems, Cl A*                             4,632             125
   California Pizza Kitchen*                             12,100             193
   Casual Male Retail Group (B)*                        258,000           1,600
   Cato, Cl A                                            58,500             881
   CBRL Group (B)                                        90,962           3,044
   CEC Entertainment (B)*                                36,228           1,033
   Century Casinos*                                     142,205             883
   Charming Shoppes*                                    355,200           1,964

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cheesecake Factory (B)*                               15,000    $        349
   Chico's FAS*                                          21,900             248
   Childrens Place Retail Stores*                       107,200           3,051
   Chipotle Mexican Grill, Cl A (B)*                     21,500           2,863
   Cinemark Holdings (B)*                                71,763           1,198
   Coach*                                                62,500           2,321
   Columbia Sportswear (B)                                5,600             269
   Conn's*                                               42,800             775
   Cooper Tire & Rubber (B)                             170,302           2,619
   Corinthian Colleges*                                  88,116           1,539
   Courier                                               11,369             374
   CROCS (B)*                                           242,525           9,466
   CSK Auto*                                             22,158             216
   CSS Industries                                        18,400             728
   Ctrip.com International ADR*                          30,781           1,850
   Darden Restaurants                                    47,300           1,882
   Denny's*                                             124,810             512
   Dick's Sporting Goods (B)*                            45,038           1,408
   Dillard's, Cl A (B)                                   40,000             816
   Dolan Media*                                          74,350           1,970
   Dollar Tree Stores*                                  111,653           3,200
   Dover Downs Gaming &
      Entertainment                                       9,600             106
   DreamWorks Animation SKG, Cl A*                       75,102           1,975
   Drew Industries (B)*                                  29,800             814
   DSW, Cl A (B)*                                        97,000           2,182
   Dufry South America
      (United Kingdom)*                                  46,100           1,342
   E.W. Scripps, Cl A                                    21,445             932
   Eastman Kodak                                         22,982             540
   Eddie Bauer Holdings (B)*                            216,700           1,450
   Entercom Communications (B)                           66,397           1,082
   Ethan Allen Interiors                                 16,149             461
   Expedia*                                               8,600             280
   Family Dollar Stores                                 134,153           3,159
   Focus Media Holding ADR (B)*                          56,937           3,214
   Foot Locker                                           67,833             885
   Ford Motor*                                            5,057              38
   Furniture Brands International (B)                    48,500             491
   G-III Apparel Group*                                  24,000             345
   GameStop, Cl A*                                       10,100             580
   Genius Products*                                     509,680             953
   Getty Images*                                         12,585             367
   Gildan Activewear*                                    33,000           1,259
   Global Sources (B)*                                   33,718           1,026
   Goodyear Tire & Rubber*                              112,121           3,223
   Group 1 Automotive (B)                                56,500           1,519
   GSI Commerce (B)*                                    120,003           3,134
   Guess?*                                               19,700             925
   Gymboree*                                             93,630           3,124
   Handleman (B)                                         21,700              48
   Harley-Davidson                                       18,375             882
   Harman International Industries                        4,296             316
   Harris Interactive*                                  302,135           1,266


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      55

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hasbro (B)                                           289,598   $       8,042
   hhgregg*                                              90,825           1,276
   Hibbett Sports (B)*                                  102,320           2,192
   Home Solutions of America*                             6,100               6
   Hooker Furniture*                                     62,800           1,056
   IAC/InterActive*                                      48,675           1,355
   IHOP                                                  15,611             792
   Interactive Data                                      23,600             737
   ITT Educational Services*                             15,001           1,697
   J Crew Group (B)*                                     25,400           1,220
   Jack in the Box*                                      14,000             419
   Jackson Hewitt Tax Service                            78,686           2,538
   Jakks Pacific*                                        11,800             298
   Jarden (B)*                                          158,765           4,185
   Jo-Ann Stores*                                        48,189             793
   Jones Apparel Group                                  115,321           2,150
   Jos. A. Bank Clothiers (B)*                           34,909             904
   Journal Communications, Cl A                          22,332             203
   KB Home (B)                                           18,900             395
   Lear*                                                 72,500           2,134
   Leggett & Platt                                       52,102           1,072
   Life Time Fitness (B)*                                92,510           5,025
   Lin TV, Cl A*                                         12,900             145
   LKQ (B)*                                             153,000           6,076
   Lululemon Athletica (B)*                              22,600             829
   Lumber Liquidators (B)*                               24,000             216
   Martha Stewart Living Omnimedia,
      Cl A (B)*                                         141,000           1,431
   Marvel Entertainment*                                 54,620           1,513
   Men's Wearhouse                                        7,665             265
   Meredith                                              28,400           1,563
   Mohawk Industries*                                     7,877             634
   Monarch Casino & Resort*                              14,100             361
   Morgans Hotel Group (B)*                             107,900           1,995
   Morningstar (B)*                                      32,877           2,675
   Movado Group                                          18,500             512
   National CineMedia*                                   50,645           1,402
   Nautilus (B)                                          51,300             295
   NetFlix*                                              11,800             273
   New Oriental Education & Technology
      Group ADR*                                          4,100             328
   Newell Rubbermaid                                     37,080             993
   NexCen Brands*                                        15,925              72
   Nexstar Broadcasting Group, Cl A*                     12,600             114
   Nutri/System (B)*                                     62,000           1,559
   NVR (B)*                                               3,776           1,858
   O'Charleys                                            90,007           1,342
   Orbitz Worldwide*                                     84,300             674
   Orient-Express Hotels, Cl A                           63,200           3,913
   Pacific Sunwear of California*                        95,642           1,567
   Penn National Gaming*                                 60,433           3,599
   Perry Ellis International*                            42,592             687
   PetSmart (B)                                         144,859           4,126
   Phillips-Van Heusen                                   42,700           1,811

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Pinnacle Entertainment*                               59,612   $       1,636
   Polaris Industries (B)                                35,500           1,617
   priceline.com (B)*                                    81,298           9,252
   Quiksilver (B)*                                      540,200           5,726
   R.H. Donnelley (B)*                                   51,807           2,301
   RadioShack (B)                                       136,804           2,531
   RC2*                                                  14,300             416
   Regal Entertainment Group, Cl A (B)                   94,400           1,868
   Regis (B)                                             97,938           2,878
   Rent-A-Center*                                       100,570           1,424
   Ruby Tuesday (B)                                      79,800           1,046
   Ryland Group (B)                                      12,700             292
   Saks (B)                                             162,464           3,347
   Sally Beauty Holdings*                                24,850             226
   Sauer-Danfoss                                         16,684             405
   Scholastic*                                           21,237             748
   Scientific Games, Cl A*                              128,100           4,149
   Sealy                                                 17,225             225
   Sinclair Broadcast Group, Cl A                        33,960             351
   Sirius Satellite Radio*                               48,869             187
   Smith & Wesson Holding*                                3,500              35
   Sonic Automotive, Cl A (B)                            33,900             783
   Sotheby's Holdings                                    21,509             806
   Spartan Motors (B)                                   139,500           1,392
   Standard Motor Products                               18,797             139
   Standard-Pacific (B)                                 172,554             597
   Starwood Hotels & Resorts Worldwide                   98,400           5,282
   Stoneridge*                                           25,300             210
   Strayer Education                                      1,200             217
   Sun-Times Media Group, Cl A                           14,525              15
   Talbots (B)                                          185,300           2,874
   Tecnisa (Brazil)*                                    278,400           1,880
   Tempur-Pedic International (B)                        12,400             368
   Thor Industries                                       48,245           1,701
   Thunderbird Resorts*                                 148,600           1,337
   Tiffany                                               52,100           2,419
   Timberland, Cl A (B)*                                126,400           2,058
   Town Sports International Holdings*                   14,100             142
   TravelCenters of America LLC*                          5,180              78
   Triarc, Cl B                                          19,700             166
   True Religion Apparel (B)*                           101,300           1,765
   TRW Automotive Holdings*                              60,944           1,368
   Tupperware Brands                                     98,200           3,425
   Ulta Salon Cosmetics & Fragrance*                      7,080             182
   Under Armour, Cl A (B)*                               75,125           3,732
   Urban Outfitters (B)*                                199,800           5,235
   Valuevision Media, Cl A*                             122,970             809
   Virgin Media                                           1,300              25
   Visteon*                                              34,350             151
   Volcom (B)*                                           80,635           2,175
   Warnaco Group*                                         7,380             272
   Weight Watchers International                         24,250           1,158
   West Marine*                                          20,629             182
   Whirlpool (B)                                         21,994           1,781


--------------------------------------------------------------------------------
56      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Williams-Sonoma (B)                                   33,500   $         975
   WMS Industries*                                       59,800           1,997
   Wynn Resorts (B)*                                     17,400           2,209
   XM Satellite Radio Holdings, Cl A*                    32,350             505
   Zumiez (B)*                                          145,765           4,052
                                                                  --------------
                                                                        290,096
                                                                  --------------

CONSUMER STAPLES -- 3.7%
   Alliance One International*                          175,608             725
   American Oriental Bioengineering (B)*                 67,000             784
   Andersons                                              3,777             160
   Asiatic Development (Malaysia)*                      946,300           2,081
   Avon Products                                         27,969           1,148
   Bare Escentuals (B)*                                  32,000             674
   BJ's Wholesale Club*                                 197,549           7,398
   Boston Beer, Cl A*                                     4,357             145
   Bunge                                                  3,697             415
   Casey's General Stores                                14,929             433
   Central Garden and Pet*                               38,684             208
   Central Garden and Pet, Cl A*                         44,518             234
   Chiquita Brands International*                        19,385             372
   Clorox                                                16,996           1,103
   Corn Products International                           64,705           2,545
   Cosan SA Industria e Comercio
      (Brazil)*                                         157,000           1,854
   Darling International*                               197,544           2,025
   Dean Foods                                           112,805           2,813
   Del Monte Foods                                      193,250           1,701
   Elizabeth Arden*                                      41,684           1,002
   Energizer Holdings (B)*                               13,900           1,579
   Fresh Del Monte Produce                               40,587           1,255
   Hain Celestial Group (B)*                            116,911           3,867
   Hansen Natural*                                       11,800             512
   Herbalife (B)                                         44,094           1,846
   Hershey                                               24,636             983
   Imperial Sugar                                         1,126              26
   Inter Parfums                                         66,000           1,206
   JM Smucker                                            34,167           1,679
   Lance                                                 78,700           1,632
   Loews - Carolina                                      24,197           2,152
   Longs Drug Stores                                     69,435           3,675
   McCormick (B)                                        131,880           5,039
   Molson Coors Brewing, Cl B                            48,346           2,603
   Nash Finch (B)                                        87,030           3,106
   NBTY*                                                 97,339           2,908
   Pantry*                                               23,879             687
   Pepsi Bottling Group                                  85,910           3,666
   PepsiAmericas                                         51,200           1,733
   Performance Food Group*                               16,876             467
   Pilgrim's Pride                                       24,400             636
   Prestige Brands Holdings*                              8,997              75
   Ralcorp Holdings*                                     14,080             864

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Revlon, Cl A*                                        161,450   $         181
   Ruddick                                               91,700           3,282
   Seaboard                                                 420             634
   Smithfield Foods (B)*                                 41,717           1,254
   Supervalu                                             53,600           2,244
   TreeHouse Foods*                                      58,075           1,369
   Tyson Foods, Cl A                                     39,400             587
   Universal                                             27,249           1,463
   USANA Health Sciences (B)*                             2,900             121
   UST                                                   19,980           1,157
   Whole Foods Market (B)                                 8,800             379
                                                                  --------------
                                                                         82,687
                                                                  --------------

ENERGY -- 5.9%
   Alon USA Energy                                       12,281             342
   Approach Resources*                                   49,900             644
   Arch Coal                                              2,260              86
   Arena Resources*                                       3,942             148
   Arlington Tankers (B)                                 91,600           1,966
   Atlas America                                         12,854             730
   ATP Oil & Gas (B)*                                    71,400           3,183
   BA Energy PIPE (Canada)
      (F) (G) (H)*                                       80,500             564
   BA Energy, Deal #3 PIPE (Canada)
      (F) (G) (H)*                                       26,500             186
   Basic Energy Services (B)*                            94,800           1,849
   Berry Petroleum, Cl A                                 19,050             788
   Bois d'Arc Energy*                                    48,600             953
   BPZ Energy PIPE (F) (G) (H)*                         185,500           2,115
   BPZ Resources*                                        17,500             199
   Bronco Drilling*                                      15,464             222
   Cameron International*                                62,741           5,849
   Carrizo Oil & Gas*                                    50,772           2,460
   Compagnie Generale de
      Geophysique-Veritas ADR (B)*                       63,600           3,819
   Complete Production Services (B)*                     85,900           1,522
   Comstock Resources*                                   33,100           1,109
   Consol Energy                                            702              42
   Continental Resources*                                38,800             924
   Crosstex Energy                                        9,125             328
   CVR Energy*                                           80,600           1,775
   Delek US Holdings                                     54,900           1,012
   Denbury Resources*                                    17,900             954
   Dresser-Rand Group*                                   29,030           1,033
   Dril-Quip (B)*                                        27,355           1,543
   Encore Acquisition (B)*                               30,900           1,006
   Energy Partners*                                      78,750             975
   Exterran Holdings*                                    48,394           3,873
   FMC Technologies*                                     50,663           2,816
   Foundation Coal Holdings                              56,200           2,554
   Frontier Oil                                          57,700           2,550
   Global Industries*                                    27,406             608
   GMX Resources*                                         5,500             176


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      57

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Grant Prideco*                                       142,800   $       6,869
   Grey Wolf (B)*                                       143,000             726
   Helix Energy Solutions Group (B)*                     89,700           3,641
   Helmerich & Payne                                     50,070           1,730
   Hercules Offshore*                                    87,700           2,193
   Holly                                                 20,100             974
   Hugoton Royalty Trust*                                19,425             447
   Infinity Bio-Energy*                                 395,781           1,912
   Kinder Morgan Management LLC*                         10,700             536
   Massey Energy                                         15,278             519
   Matrix Service*                                       58,924           1,537
   McMoRan Exploration*                                  10,600             125
   Meridian Resource*                                    54,426              95
   Murphy Oil                                            14,171           1,013
   Nabors Industries*                                    27,071             728
   NATCO Group, Cl A*                                     8,000             380
   Newfield Exploration*                                 59,751           2,979
   Oceaneering International*                            37,225           2,375
   Oilsands Quest (B)*                                  306,800           1,381
   OPTI (Canada)*                                       121,600           2,165
   Overseas Shipholding Group (B)                        27,100           1,940
   Parallel Petroleum*                                   79,104           1,515
   Patterson-UTI Energy                                 110,000           2,073
   PetroHawk Energy (B)*                                262,333           4,276
   Petroleum Development*                                10,800             547
   Pioneer Natural Resources                             21,832             973
   Plains Exploration & Production*                      10,000             504
   Quicksilver Resources*                                 3,600             182
   Range Resources                                       39,155           1,593
   Rentech (B)*                                         991,648           2,063
   Rosetta Resources (B)*                                37,485             686
   SandRidge Energy (B)*                                  3,000              95
   SEACOR Holdings*                                      20,700           1,875
   Southwestern Energy*                                  67,374           3,353
   StealthGas                                            96,900           1,580
   Stone Energy (B)*                                     35,800           1,618
   Sunoco (B)                                            36,200           2,429
   Superior Energy Services*                             75,134           2,622
   Superior Well Services (B)*                           91,000           1,764
   Swift Energy*                                         88,367           3,580
   Synenco Energy (Canada) (F) (G) (H)*                  12,051              90
   Synenco Energy, Cl A (Canada)*                       227,100           1,693
   Tesoro                                                92,536           4,551
   Tetra Technologies*                                   19,425             307
   Tidewater                                              9,841             481
   Transmontaigne Partners LP*                            3,100              96
   Union Drilling*                                        7,600              97
   Unit*                                                 42,275           1,891
   Uranium One (Canada)*                                101,086             938
   US BioEnergy (B)*                                     56,400             512
   USEC*                                                 28,196             231
   Vaalco Energy*                                        11,000              48
   W&T Offshore                                          38,675           1,021

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   W-H Energy Services*                                  11,057   $         558
   Western Refining                                      18,700             540
   Williams                                              15,325             532
   World Fuel Services                                   48,780           1,543
                                                                  --------------
                                                                        133,625
                                                                  --------------

FINANCIALS -- 19.3%
   Acadia Realty Trust+                                  59,700           1,575
   Advance America Cash Advance
      Centers                                           121,568           1,109
   Advanta, Cl B (B)                                     65,323             654
   Affiliated Managers Group (B)*                        98,961          12,296
   Alesco Financial+*                                    70,000             260
   Alexandria Real Estate Equities+ (B)                  44,410           4,362
   AllianceBernstein Holding LP                           2,129             174
   AMB Property+ (B)                                     54,100           3,309
   AmCOMP*                                              181,300           1,793
   Amcore Financial                                      70,182           1,649
   American Equity Investment
      Life Holding                                       42,133             380
   American Financial Group                             218,456           6,383
   American Financial Realty Trust+                     284,800           2,298
   American Home Mortgage
      Investment+ (B)                                    24,600               1
   American Physicians Capital                            8,100             340
   AmeriCredit (B)*                                      53,300             611
   Amerisafe*                                            63,250             965
   Amtrust Financial Services                            21,573             274
   Anchor Bancorp Wisconsin                              19,800             503
   Annaly Capital Management+                           252,402           4,344
   Anthracite Capital+ (B)                              102,052             780
   AON                                                   54,800           2,738
   Arbor Realty Trust+                                   12,204             209
   Arch Capital Group*                                   42,452           2,962
   Ashford Hospitality Trust+                           165,600           1,282
   Aspen Insurance Holdings (B)                          94,500           2,722
   Associated Banc (B)                                   99,501           2,707
   Assurant (B)                                          37,745           2,470
   Assured Guaranty                                      45,777           1,033
   Astoria Financial                                     30,300             759
   AvalonBay Communities+ (B)                            49,200           4,892
   Axis Capital Holdings                                 37,600           1,434
   BancFirst                                              2,700             126
   Banco Latinoamericano de
      Exportaciones*                                     80,200           1,432
   Bancorpsouth                                          23,101             565
   Bank Mutual                                           57,361             580
   Bank of Hawaii                                        39,300           2,046
   Bank of the Ozarks (B)                                 5,300             154
   Bankunited Financial, Cl A (B)                       247,951           1,979
   BlackRock                                              6,767           1,342
   Blackstone Group LP (B)*                             164,600           3,621
   BOK Financial                                         12,707             696


--------------------------------------------------------------------------------
58      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Boston Properties+ (B)                                55,800   $       5,492
   Brandywine Realty Trust+                              95,700           1,962
   Brasil Brokers Participacoes*                          2,800           1,812
   Calamos Asset Management, Cl A                        62,684           1,856
   Camden Property Trust+ (B)                            17,300             910
   Canaccord Capital (Canada)*                           91,900           1,459
   CapitalSource+                                       163,940           2,748
   Capstead Mortgage+                                    87,800           1,071
   Cardinal Financial                                    40,355             387
   Cash America International                            83,748           3,013
   CBL & Associates Properties+                          30,756             888
   Center Financial                                       5,500              68
   Chemical Financial (B)                                29,400             738
   Chimera Investment*                                   81,308           1,261
   CIT Group                                             33,100             880
   City Bank                                              8,826             184
   City Holding                                           6,500             234
   CME Group                                              3,042           2,003
   CNA Surety*                                            6,000             124
   Colonial BancGroup                                   140,977           2,244
   Commerce Group                                        36,000           1,294
   Community Bancorp*                                     6,258             113
   Community Bank System                                 68,400           1,380
   Companhia Brasileira de
      Desenvolvimento Imobiliari
      Turistico (Brazil)*                                 3,600           1,648
   Corporate Office Properties Trust+                   129,100           4,663
   Corus Bankshares                                      71,395             678
   Cullen/Frost Bankers                                  59,900           3,151
   Darwin Professional Underwriters*                      5,200             120
   Delphi Financial Group, Cl A (B)                      22,100             850
   Digital Realty Trust+                                 26,287           1,003
   Dime Community Bancshares                             91,399           1,240
   Discover Financial Services*                          35,075             609
   Dollar Financial (B)*                                 68,900           2,059
   Downey Financial (B)                                  20,700             861
   Dundee (Canada)+*                                     39,300           1,432
   Dundee (Canada)+                                       4,000             146
   DuPont Fabros Technology (B)*                         80,140           1,503
   E*Trade Financial*                                   212,128             976
   East West Bancorp (B)                                 92,105           2,482
   Eaton Vance                                          175,630           7,686
   Education Realty Trust+                               34,341             412
   EMC Insurance Group                                   19,225             468
   Employers Holdings                                    48,609             865
   Endurance Specialty Holdings (B)                     101,615           4,104
   Equity Lifestyle Properties+                          10,847             503
   Equity One+                                           29,217             692
   Equity Residential+ (B)                              168,400           6,266
   Essex Property Trust+                                 29,900           3,102
   Evercore Partners, Cl A                               71,300           1,495

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Everest Re Group                                      26,000   $       2,728
   Extra Space Storage+ (B)                             162,500           2,317
   Ezcorp, Cl A*                                         55,900             702
   FCStone Group*                                        32,455           1,370
   Federal Realty Investment Trust+                      46,251           3,848
   Federated Investors, Cl B                            150,633           6,144
   FelCor Lodging Trust+                                  8,200             144
   Financial Federal (B)                                 37,300             824
   First Cash Financial Services*                       142,200           2,417
   First Financial Bancorp                               52,812             606
   First Financial Bankshares (B)                         2,100              82
   First Horizon National (B)                           102,217           2,257
   First Industrial Realty Trust+                           600              22
   First Marblehead (B)                                  56,083           1,683
   First Mercury Financial*                              61,258           1,300
   First Midwest Bancorp (B)                            129,400           4,231
   First Niagara Financial Group                         65,100             809
   FirstFed Financial (B)*                               82,093           2,875
   FirstMerit                                            31,212             643
   Fortress Investment Group LLC (B)*                   112,300           2,045
   Fremont General (B)                                   31,200              78
   Friedman Billings Ramsey Group,
      Cl A+ (B)                                          61,700             184
   Frontier Financial (B)                                30,400             582
   GAMCO Investors, Cl A                                  2,200             117
   General Shopping Brasil (Brazil)*                    228,900           2,188
   GFI Group*                                             7,000             682
   Gluskin Sheff + Associates (Canada)*                  70,100           1,773
   GMP Capital Trust (Canada)                            77,000           1,810
   Gramercy Capital+ (B)                                 36,800             875
   Great Southern Bancorp (B)                             2,500              56
   Greenhill (B)                                         39,368           2,846
   Grubb & Ellis (B)*                                    59,500             307
   Grubb & Ellis Realty Advisors*                       329,750           2,061
   Hallmark Financial Services*                           3,800              57
   Hancock Holding (B)                                   40,764           1,598
   Hanmi Financial (B)                                   15,200             146
   Hanover Insurance Group                              103,268           4,657
   HCP+ (B)                                              83,600           2,796
   Health Care+ (B)                                      53,200           2,384
   Hercules Technology Growth Capital                   173,016           2,043
   Hersha Hospitality Trust+                            222,200           2,262
   Highbury Financial (B)*                               29,800             139
   Highbury Financial Units*                             63,600             350
   Home Bancshares (B)                                   52,300           1,048
   Horace Mann Educators                                 95,350           1,865
   Horizon Financial                                      3,700              64
   Hospitality Properties Trust+                         93,600           3,420
   Host Hotels & Resorts+ (B)                            93,300           1,790
   HRPT Properties Trust+                               169,700           1,405
   Huntington Bancshares                                 99,500           1,561
   IMPAC Mortgage Holdings+ (B)                          59,700              36


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      59

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Imperial Capital Bancorp                               5,879   $         134
   IndyMac Bancorp (B)                                   71,460             682
   Infinity Property & Casualty                          15,154             592
   IntercontinentalExchange (B)*                         14,149           2,362
   Investors Real Estate Trust+ (B)                     163,200           1,642
   IPC Holdings                                          87,300           2,581
   Irwin Financial                                       33,700             274
   Jefferies Group                                      119,800           3,062
   Jones Lang LaSalle (B)                                29,961           2,519
   Kansas City Life Insurance                            25,500           1,150
   KBW (B)*                                              66,800           1,764
   Kilroy Realty+                                        12,800             715
   KKR Financial Holdings                                61,300             934
   LandAmerica Financial Group (B)                       24,700             650
   Lazard, Cl A                                          32,487           1,581
   Legg Mason                                            13,406           1,023
   Leucadia National                                      5,400             254
   Macerich+ (B)                                         49,700           3,859
   Mack-Cali Realty+                                    114,600           4,090
   Maguire Properties+                                    6,500             164
   MarketAxess Holdings*                                 61,065             877
   Marsh & McLennan                                      90,361           2,270
   MCG Capital                                          181,800           2,054
   Meruelo Maddux Properties*                           273,100           1,147
   MFA Mortgage Investments+                            313,948           2,756
   MGIC Investment (B)                                   44,581           1,049
   Mid-America Apartment
      Communities+                                       12,910             623
   Move*                                                516,525           1,214
   MSCI, Cl A*                                           69,790           1,930
   MVC Capital                                          124,600           2,002
   NASDAQ Stock Market (B)*                              54,958           2,383
   National Financial Partners                           30,550           1,387
   National Interstate                                    4,000             132
   National Retail Properties+ (B)                       59,902           1,467
   Nationwide Financial Services, Cl A                   46,500           2,081
   Nationwide Health Properties+                          2,619              82
   Navigators Group*                                     10,909             640
   Nelnet, Cl A                                          91,220           1,258
   New York Community Bancorp (B)                       290,898           5,414
   NewAlliance Bancshares                                58,071             749
   NNN Realty Advisors (F) (G) (H)*                     237,000           1,422
   NorthStar Realty Finance+ (B)                        114,681           1,052
   NYSE Euronext                                          7,225             626
   Och-Ziff Capital Management
      Group LLC (B)*                                     87,700           2,162
   Ocwen Financial*                                      55,463             311
   Old National Bancorp (B)                              50,500             807
   Old Second Bancorp (B)                                 7,800             207
   Omega Healthcare Investors+                            7,319             118
   optionsXpress Holdings                                89,631           2,726
   Pacific Capital Bancorp                                7,106             146
   PartnerRe                                              7,180             593
   PennantPark Investment*                               95,800           1,101

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   People's United Financial (B)                        216,888   $       3,681
   PFF Bancorp (B)                                       30,814             290
   Philadelphia Consolidated Holding*                    60,800           2,589
   Piper Jaffray (B)*                                    87,700           4,062
   Platinum Underwriters Holdings                       120,822           4,388
   PMI Group (B)                                         45,015             596
   Portfolio Recovery Associates (B)                     42,900           1,728
   Post Properties+ (B)                                  58,400           2,121
   Potlatch+                                              2,086              96
   Preferred Bank                                         5,400             144
   Presidential Life                                     20,700             357
   ProAssurance*                                         17,288             948
   Prologis+ (B)                                        117,900           7,713
   Public Storage+                                       70,079           5,420
   Radian Group (B)                                      34,500             391
   Rainier Pacific Financial Group                        8,241             122
   RAIT Financial Trust+ (B)                            211,248           1,827
   Ram Holdings Ltd*                                    120,100             697
   Realty Income+ (B)                                    90,589           2,582
   Reinsurance Group of America                          33,214           1,797
   Safeco (B)                                            48,100           2,776
   Safety Insurance Group                                22,696             829
   SeaBright Insurance Holdings*                         25,000             388
   Sierra Bancorp (B)                                     2,200              55
   Signature Bank*                                       17,522             649
   Simon Property Group+ (B)                             77,100           7,591
   SL Green Realty+ (B)                                  43,500           4,520
   South Financial Group (B)                            100,383           1,799
   St. Joe                                               81,021           2,305
   Stancorp Financial Group                              22,500           1,172
   Sterling Bancshares (B)                              149,500           1,845
   Strategic Hotels & Resorts+ (B)                      235,939           4,320
   Sunstone Hotel Investors+                            121,900           2,828
   Superior Bancorp*                                     42,650             255
   SVB Financial Group (B)*                              66,575           3,427
   SWS Group                                             29,248             397
   SY Bancorp (B)                                         2,500              59
   T. Rowe Price Group                                    6,836             420
   Taubman Centers+                                      55,500           2,971
   Taylor Capital Group                                   6,397             142
   TCF Financial (B)                                    149,115           2,894
   TD Ameritrade Holding*                                45,224             845
   Texas Capital Bancshares*                              4,200              89
   Thomas Weisel Partners Group*                         48,200             662
   Thornburg Mortgage+ (B)                              114,881           1,225
   Titanium Asset*                                      105,000             591
   Tompkins Trustco (B)                                   4,800             204
   TradeStation Group*                                  112,600           1,343
   Transatlantic Holdings                                 3,723             277
   Triad Guaranty*                                        4,711              41
   Trico Bancshares                                       3,300              70
   Triplecrown Acquisition*                             173,413           1,731
   Trustmark                                             54,300           1,382
   UCBH Holdings                                          2,461              40


--------------------------------------------------------------------------------
60      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   UMB Financial                                          6,826   $         257
   UnionBanCal                                           62,641           3,382
   United Bankshares                                     38,400           1,193
   Unitrin                                               37,200           1,721
   Universal American Financial*                         15,433             368
   Universal Health Realty Income
      Trust+                                              6,836             225
   UnumProvident (B)                                    159,604           3,965
   Ventas+ (B)                                          130,176           5,676
   ViewPoint Financial Group                             11,300             201
   Wachovia                                                   2              --
   Waddell & Reed Financial, Cl A                        40,853           1,396
   Washington Federal                                    83,170           1,952
   Webster Financial                                     21,992             741
   Weingarten Realty Investors+ (B)                     104,100           3,711
   West Coast Bancorp                                     6,200             124
   Westamerica Bancorporation                            28,066           1,319
   Whitney Holding                                        7,000             192
   Willis Group Holdings                                 23,835             952
   Wilshire Bancorp                                      15,200             142
   Winthrop Realty Trust+ (B)                            33,000             176
   Wintrust Financial                                    30,664           1,083
   World Acceptance (B)*                                 80,688           2,547
   WR Berkley                                            56,300           1,722
   WSFS Financial                                         2,700             151
   Zenith National Insurance                             27,328           1,149
                                                                  --------------
                                                                        438,025
                                                                  --------------

HEALTH CARE -- 10.7%
   Abaxis (B)*                                           57,647           1,912
   Abraxis Bioscience (B)*                               35,150           2,074
   Acadia Pharmaceuticals (B)*                           60,000             680
   Achillion Pharmaceuticals*                           109,535             544
   Acorda Therapeutics*                                  39,755             744
   Adams Respiratory Therapeutics (B)*                   74,725           3,224
   Affymax (B)*                                           6,000             153
   Affymetrix (B)*                                      146,900           3,063
   Air Methods*                                          10,335             544
   Albany Molecular Research*                            31,127             411
   Alexion Pharmaceuticals*                              15,630           1,137
   Align Technology*                                     19,544             330
   Alkermes*                                            159,000           2,267
   Alpharma, Cl A                                         5,602             118
   American Dental Partners*                             10,230             204
   AMERIGROUP*                                           10,000             344
   Amsurg (B)*                                           81,179           2,099
   Analogic                                               3,505             189
   APP Pharmaceuticals (B)*                             181,400           2,131
   Apria Healthcare Group (B)*                          106,647           2,311
   Arena Pharmaceuticals (B)*                           196,600           1,720
   Ariad Pharmaceuticals (B)*                           308,900           1,390
   Array Biopharma (B)*                                  91,330           1,011
   Axcan Pharma*                                        187,457           4,233

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Barr Pharmaceuticals*                                 53,600   $       2,878
   Beckman Coulter                                       15,590           1,103
   BioMarin Pharmaceuticals (B)*                         66,910           1,840
   Bradley Pharmaceuticals*                              17,639             347
   Cadence Pharmaceuticals (B)*                          51,194             689
   Cell Genesys (B)*                                    247,000             576
   Centene*                                               4,400             110
   Cephalon (B)*                                        113,824           8,528
   Charles River Laboratories
      International*                                     11,400             724
   Chemed                                                17,419             943
   Collagenex Pharmaceuticals*                           49,690             396
   Computer Programs & Systems                           43,499             969
   Conmed*                                               52,046           1,295
   Cooper                                                62,251           2,679
   Corvel*                                                3,750              87
   Covance*                                              48,870           4,268
   Coventry Health Care*                                 35,900           2,078
   Cubist Pharmaceuticals (B)*                          249,248           5,294
   CV Therapeutics (B)*                                 511,300           4,459
   Cynosure, Cl A (B)*                                   55,906           1,660
   DaVita*                                               30,900           1,915
   Dentsply International                                80,941           3,463
   Discovery Laboratories (B)*                          342,636           1,000
   Eclipsys*                                             58,902           1,367
   Emergency Medical Services, Cl A*                     10,837             333
   Encysive Pharmaceuticals (B)*                        486,900             326
   Endo Pharmaceuticals Holdings*                       129,703           3,555
   eResearch Technology (B)*                            119,800           1,421
   Exelixis (B)*                                        222,900           1,946
   Express Scripts*                                      39,854           2,700
   Forest Laboratories*                                   2,300              89
   Gen-Probe*                                             9,974             667
   Genzyme*                                              24,648           1,847
   Geron (B)*                                            67,700             438
   Greatbatch*                                           28,088             578
   GTx*                                                   4,000              57
   Health Net*                                           57,397           2,788
   HealthExtras*                                         59,390           1,578
   Healthspring*                                         63,828           1,206
   Healthways (B)*                                       65,593           3,829
   Henry Schein*                                          3,798             225
   HLTH*                                                  5,400              76
   Hologic (B)*                                          30,221           2,006
   Human Genome Sciences (B)*                           245,100           2,551
   I-Flow*                                              146,767           2,447
   Idexx Laboratories*                                   11,402             690
   Illumina (B)*                                         84,025           4,856
   ImClone Systems*                                      15,954             719
   Immucor (B)*                                          18,639             618
   IMS Health                                            46,405           1,084
   Incyte (B)*                                          325,200           2,790
   Indevus Pharmaceuticals*                              53,075             398
   InterMune (B)*                                        23,800             387


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      61

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Intuitive Surgical*                                   15,311   $       5,017
   Invacare                                              29,872             777
   Inverness Medical Innovations*                        16,689             979
   Invitrogen (B)*                                       41,300           4,007
   Kendle International*                                 18,285             789
   Kindred Healthcare (B)*                               35,124             863
   Kinetic Concepts (B)*                                 43,600           2,557
   King Pharmaceuticals*                                195,415           2,069
   LHC Group*                                            57,815           1,480
   Lifecell (B)*                                         52,500           2,129
   Lincare Holdings (B)*                                106,299           3,634
   Magellan Health Services*                            147,963           6,725
   MannKind*                                             61,260             576
   Manor Care (B)                                        27,521           1,778
   Martek Biosciences (B)*                               52,811           1,366
   Matria Healthcare*                                    22,507             511
   Medarex (B)*                                         543,400           6,901
   Medcath*                                              25,578             650
   Medicines*                                            58,300           1,031
   Medicis Pharmaceutical, Cl A (B)                      64,600           1,738
   Medtox Scientific*                                     8,027             146
   Metabolix (B)*                                        88,300           1,900
   MGI Pharma*                                           21,100             730
   Micrus Endovascular (B)*                              92,717           1,698
   Millipore (B)*                                        14,490           1,186
   MWI Veterinary Supply (B)*                            72,262           3,041
   Mylan Laboratories (B)                               182,413           2,623
   NuVasive*                                             21,429             912
   Odyssey HealthCare*                                  228,470           2,285
   Omnicare                                              73,698           1,878
   Omnicell*                                              9,490             250
   Omrix Biopharmaceuticals*                             53,680           1,792
   Orthofix International*                                7,956             465
   OSI Pharmaceuticals (B)*                              31,600           1,473
   Owens & Minor                                         43,491           1,708
   Par Pharmaceutical*                                    9,163             176
   Patterson*                                            63,314           2,037
   PDL BioPharma (B)*                                    85,798           1,519
   Pediatrix Medical Group*                              37,915           2,452
   PerkinElmer                                          121,910           3,326
   PharmaNet Development Group*                           4,092             162
   PharMerica (B)*                                        4,682              69
   Pozen (B)*                                            20,900             218
   PRA International*                                    28,358             859
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)*                            80,300           1,652
   PSS World Medical (B)*                               127,135           2,438
   Regeneron Pharmaceuticals (B)*                        93,400           2,034
   Res-Care*                                             16,509             376
   Resmed*                                               46,266           2,119
   Respironics*                                          45,983           2,265
   Rigel Pharmaceuticals (B)*                           131,300             940
   Sciele Pharma (B)*                                    91,335           2,039
   Sepracor*                                              3,300              88

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Sirona Dental Systems*                                25,350   $         686
   Somanetics*                                           37,101             742
   Spectranetics*                                        98,292           1,491
   Symmetry Medical*                                     35,657             600
   Techne*                                               20,044           1,306
   Theravance*                                           43,340           1,044
   TomoTherapy*                                          65,495           1,218
   United Therapeutics (B)*                              51,000           5,104
   Universal Health Services, Cl B                       50,462           2,571
   VCA Antech*                                           32,337           1,327
   Ventana Medical Systems*                              15,885           1,411
   Vertex Pharmaceuticals*                               12,500             317
   Viropharma (B)*                                       32,200             288
   Warner Chilcott, Cl A*                                64,100           1,170
   Waters*                                                5,625             439
   Watson Pharmaceuticals*                              213,718           6,264
   WellCare Health Plans*                                19,146             745
   West Pharmaceutical Services                          12,837             482
                                                                  --------------
                                                                        243,344
                                                                  --------------

INDUSTRIALS -- 13.9%
   ABM Industries                                         6,826             139
   ABX Air*                                              28,677             128
   ACCO Brands*                                          66,925           1,118
   Accuride*                                              1,529              12
   Actuant, Cl A                                         26,694             845
   Acuity Brands (B)                                     16,900             667
   Administaff                                           11,221             367
   Aegean Marine Petroleum
      Network (B)*                                       44,995           1,800
   AGCO (B)*                                            110,258           7,601
   Alaska Air Group (B)*                                 89,219           2,260
   Albany International, Cl A                            49,652           1,920
   Alexander & Baldwin                                   11,937             613
   Allen-Vanguard*                                      136,900           1,171
   Alliant Techsystems (B)*                              21,076           2,462
   Allied Waste Industries*                             163,100           1,861
   Altra Holdings*                                       68,800           1,103
   Amerco*                                                2,049             134
   American Commercial Lines (B)*                       127,278           2,213
   American Ecology                                     114,100           2,538
   American Woodmark (B)                                 79,333           1,537
   Ametek                                                42,980           1,891
   AO Smith                                              65,150           2,306
   Apogee Enterprises                                   132,300           2,940
   Applied Industrial Technologies                       40,700           1,230
   Arkansas Best (B)                                     18,500             422
   ASV*                                                   2,900              34
   Avis Budget Group*                                    93,607           1,407
   Badger Meter                                             811              32
   BE Aerospace*                                        138,310           6,501
   Belden CDT                                            47,550           2,190
   Blount International*                                 12,825             157


--------------------------------------------------------------------------------
62      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Brady, Cl A                                           22,154   $         887
   Briggs & Stratton                                    105,200           2,399
   Brink's                                               96,700           6,187
   Bucyrus International, Cl A                            4,625             406
   Ceradyne (B)*                                         32,441           1,604
   Chicago Bridge & Iron                                124,351           6,609
   ChoicePoint*                                           7,800             295
   Cintas                                                28,814             922
   CIRCOR International                                  12,879             559
   Clarcor                                               62,850           2,238
   Clean Harbors*                                        11,369             611
   Columbus McKinnon*                                    26,515             825
   COMSYS IT Partners*                                   14,500             194
   Con-way                                               38,700           1,636
   Continental Airlines, Cl B (B)*                      112,260           3,160
   Copart*                                               33,400           1,248
   Corrections of America*                              190,360           5,808
   CoStar Group (B)*                                     75,778           3,652
   CRA International (B)*                                41,500           1,920
   Crane                                                 57,545           2,586
   Cubic (B)                                              6,600             261
   Cummins                                               16,800           1,964
   Curtiss-Wright                                        44,852           2,419
   Delta Air Lines*                                      53,700           1,061
   Deluxe (B)                                            66,343           2,096
   Donaldson                                             25,900           1,212
   Duff & Phelps*                                        70,590           1,407
   Dun & Bradstreet                                      37,766           3,370
   Dynamic Materials                                     74,500           4,728
   DynCorp International, Cl A*                           5,251             110
   EDO                                                   17,925           1,001
   EMCOR Group (B)*                                     135,884           3,620
   EnergySolutions (B)*                                  24,500             584
   EnPro Industries*                                     55,981           1,713
   Equifax                                               38,114           1,419
   ESCO Technologies*                                     8,700             322
   Esterline Technologies*                               44,171           2,307
   ExpressJet Holdings (B)*                              65,000             162
   Federal Signal                                        30,098             346
   First Solar*                                           2,500             593
   Flow International (B)*                              245,000           1,935
   Fluor                                                  3,161             465
   Force Protection (F) (G) (H)*                        132,500           1,432
   Force Protection (B)*                                 55,000             595
   Forward Air                                           75,060           2,430
   Freightcar America                                     8,700             296
   G&K Services                                           9,239             376
   Gardner Denver*                                       51,000           1,689
   Genco Shipping & Trading (B)                          13,300             842
   GenCorp*                                              61,025             738
   General Cable (B)*                                    61,870           4,602
   Genlyte Group (B)*                                    18,400           1,734
   Geo Group*                                            90,701           2,309
   GeoEye*                                               36,300           1,151

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Global Cash Access (B)*                               48,100   $         167
   Goodrich                                              30,453           2,171
   GrafTech International (B)*                           89,692           1,441
   Griffon (B)*                                          24,600             318
   H&E Equipment Services*                              129,025           2,228
   Harsco                                                14,800             889
   Heartland Express                                     78,230           1,137
   Heico, Cl A                                           49,910           1,996
   Herman Miller                                         11,400             313
   Hertz Global Holdings*                                90,400           1,727
   Honeywell International                               10,165             576
   Horizon Lines, Cl A                                   95,815           1,908
   Hubbell, Cl B                                         17,878             982
   Hurco*                                                 1,400              58
   IDEX                                                  10,345             369
   IHS, Cl A*                                            61,353           4,303
   IKON Office Solutions (B)                            156,300           1,974
   Innerworkings (B)*                                   168,264           2,667
   Interface, Cl A                                       23,866             416
   Ionatron*                                              4,100              14
   JA Solar Holdings ADR*                                78,023           4,630
   Jacobs Engineering Group*                             16,344           1,369
   JB Hunt Transport Services (B)                        65,000           1,709
   Joy Global                                             5,520             320
   Kadant*                                               14,786             436
   Kaman                                                 12,404             396
   Kansas City Southern*                                 13,473             464
   Kaydon (B)                                            40,644           2,057
   Kennametal                                            23,209           1,811
   Kirby*                                                 9,911             476
   Knoll                                                 64,843           1,133
   Ladish*                                               11,869             524
   Landstar System (B)                                   36,390           1,448
   LB Foster, CL A*                                       4,403             202
   Lennox International                                  91,000           3,079
   Lincoln Electric Holdings                              9,259             646
   Manitowoc                                             76,200           3,341
   Michael Baker*                                        26,655             931
   Middleby (B)*                                         34,100           2,588
   Monster Worldwide*                                    51,900           1,753
   Moog, Cl A*                                           33,356           1,504
   Mueller Industries                                    39,900           1,206
   NCI Building Systems (B)*                             65,000           2,231
   Nuco2*                                                78,755           2,172
   Old Dominion Freight Line*                            54,680           1,232
   Orbital Sciences (B)*                                125,600           3,022
   Orion Marine Group (F) (G) (H)*                      116,900           1,666
   Oshkosh Truck                                         74,565           3,586
   Pall (B)                                              50,854           1,945
   Perini*                                               72,665           3,865
   Pinnacle Airlines (B)*                                28,700             467
   Pitney Bowes                                          26,304           1,013
   Quanta Services (B)*                                 141,065           3,862
   Republic Airways Holdings (B)*                        48,000             964


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      63

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Republic Services                                     55,860   $       1,853
   Resources Connection                                  92,165           1,900
   Rockwell Automation                                    1,025              70
   RR Donnelley & Sons                                   26,405             968
   RSC Holdings (B)*                                    209,800           2,576
   Ryder System                                          17,100             741
   School Specialty*                                     16,573             591
   Sequa, Cl A*                                           1,271             222
   Shaw Group*                                           26,890           1,705
   Simpson Manufacturing                                 20,765             553
   Skywest                                               11,607             305
   Spirit Aerosystems Holdings, Cl A*                   233,945           8,176
   SPX                                                   14,200           1,445
   Standard Parking*                                      6,620             307
   Standard Register                                     23,168             280
   Steelcase, Cl A                                      311,872           4,719
   Sunpower, Cl A (B)*                                   24,898           3,098
   Superior Essex (B)*                                   37,842             918
   TAL International Group (B)                           74,900           1,696
   Taleo, Cl A*                                         118,299           3,340
   Taser International (B)*                             112,699           1,579
   TBS International, Cl A*                              11,500             502
   Teledyne Technologies (B)*                            38,953           2,112
   Teleflex                                              14,499             875
   TeleTech Holdings*                                    31,100             644
   Terex*                                                20,730           1,336
   Tetra Tech (B)*                                       54,672           1,133
   Textainer Group ADR                                  135,200           2,210
   Thomas & Betts*                                       23,200           1,261
   Timken                                                76,575           2,442
   Tredegar                                              30,491             441
   Trinity Industries (B)                                86,500           2,189
   UAL*                                                  28,045           1,148
   UAP Holding (B)                                      103,575           3,098
   United Rentals (B)*                                   39,000             908
   United Stationers*                                    67,160           3,402
   United Technologies                                   14,054           1,051
   URS (B)*                                             124,901           7,181
   Wabtec                                               135,429           4,596
   Walter Industries                                     69,766           2,420
   Waste Connections*                                    87,731           2,792
   Waste Industries USA                                   5,600             189
   Watson Wyatt Worldwide, Cl A (B)                      28,500           1,312
   Watts Water Technologies, Cl A                        13,924             407
   WESCO International*                                  22,835             924
   Woodward Governor                                     48,500           3,324
   WW Grainger                                           12,000           1,060
   YRC Worldwide (B)*                                    40,500             717
                                                                  --------------
                                                                        315,052
                                                                  --------------

INFORMATION TECHNOLOGY -- 18.3%
   ACI Worldwide (B)*                                    41,771             954
   Activision*                                          335,396           7,429

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   ADC Telecommunications (B)*                           63,164   $       1,046
   Advanced Analogic Technologies*                      164,979           1,777
   Akamai Technologies*                                  39,473           1,502
   AMIS Holdings (B)*                                    53,061             407
   Amkor Technology (B)*                                234,200           1,930
   Anadigics (B)*                                        94,557           1,041
   Ansys*                                                25,687             998
   Arris Group*                                         314,671           3,282
   Arrow Electronics (B)*                                93,476           3,460
   AsiaInfo Holdings*                                    10,566             125
   Aspen Technology (B)*                                 25,500             432
   Asyst Technologies*                                  431,900           1,486
   Atmel*                                             1,024,358           4,497
   ATMI (B)*                                            126,368           3,802
   Avnet*                                               115,958           4,001
   Avocent*                                             129,945           3,236
   AVX                                                   96,437           1,382
   Baidu.com ADR*                                         4,037           1,542
   Bankrate (B)*                                         78,621           3,077
   Black Box                                             40,193           1,479
   Blackboard*                                            6,900             269
   BMC Software*                                        104,820           3,467
   Brightpoint*                                          14,147             235
   Broadcom, Cl A*                                          759              20
   Broadridge Financial Solutions*                       41,700             949
   CACI International, Cl A*                             43,198           1,961
   Captaris*                                             20,191              82
   Checkpoint Systems*                                   31,234             742
   China Digital TV ADR (B)*                             68,600           2,145
   Chordiant Software*                                   92,000             923
   Cirrus Logic*                                         40,473             231
   Citrix Systems*                                       98,342           3,637
   CMGI*                                                  8,996              93
   CNET Networks (B)*                                   107,000             811
   Coherent*                                             27,323             786
   CommScope*                                            13,100             531
   Commvault Systems*                                    68,600           1,528
   Computer Sciences*                                    49,850           2,633
   Comtech Group (B)*                                    20,000             355
   Comtech Telecommunications*                           20,995           1,043
   Comverge (B)*                                         35,431           1,115
   Concur Technologies (B)*                             126,676           4,758
   Convergys*                                           277,152           4,520
   CPI International*                                     6,500             109
   Credence Systems*                                    430,426             882
   Cree*                                                  8,464             208
   CSG Systems International (B)*                       153,210           2,539
   CTS (B)                                              129,761           1,372
   Cybersource*                                              --              --
   Cymer*                                                96,715           3,972
   Cypress Semiconductor*                               118,345           3,931
   Daktronics (B)                                       109,990           2,566
   Data Domain (B)*                                     103,200           2,660
   DealerTrack Holdings (B)*                             74,003           3,148


--------------------------------------------------------------------------------
64      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Dice Holdings (B)*                                    42,400   $         419
   Diebold                                               49,928           1,696
   Diodes (B)*                                           64,856           1,908
   Dolby Laboratories, Cl A*                             13,300             668
   DSP Group*                                           139,500           1,887
   DST Systems*                                          12,442           1,054
   DTS*                                                  62,585           1,549
   Dycom Industries*                                      5,200             146
   EFJ*                                                 109,000             319
   Electronic Arts*                                      72,075           4,050
   Electronics for Imaging (B)*                         119,953           2,752
   Elixir Gaming Technologies*                          231,335             911
   Emergis (Canada)*                                    197,300           1,617
   Emulex (B)*                                           65,985           1,105
   EPIQ Systems*                                         51,850             903
   Equinix (B)*                                          55,042           5,730
   Euronet Worldwide (B)*                                79,385           2,601
   F5 Networks*                                         120,200           3,176
   Factset Research Systems                              36,782           2,305
   Fair Isaac (B)                                        10,000             370
   Flextronics International*                           493,900           5,907
   Flir Systems*                                         13,190             907
   Foundry Networks (B)*                                114,100           2,012
   Gevity HR                                             75,900             323
   Giant Interactive Group ADR (B)*                     171,600           1,853
   Global Payments                                        5,900             255
   Glu Mobile (B)*                                       90,394             494
   Greenfield Online*                                    46,819             704
   Harmonic*                                            128,900           1,337
   Harris Stratex Networks, Cl A*                        82,000           1,412
   Heartland Payment Systems                             26,650             860
   Hewitt Associates, Cl A*                              56,272           2,110
   Hutchinson Technology (B)*                            74,700           1,965
   Imation (B)                                          109,200           2,192
   Immersion (B)*                                        37,300             490
   Informatica (B)*                                     109,800           1,883
   Information Services Group*                          189,905           1,278
   Integrated Device Technology*                        112,600           1,366
   InterDigital (B)*                                     63,600           1,145
   Intermec*                                             10,453             224
   International Rectifier*                               4,989             162
   Internet Brands, Cl A*                               300,000           2,325
   Intersil, Cl A                                       150,500           3,753
   Intuit*                                               49,200           1,443
   IPG Photonics*                                        81,510           1,659
   Itron*                                                12,344             957
   Jack Henry & Associates (B)                           22,200             594
   JDA Software Group (B)*                               82,800           1,734
   Juniper Networks*                                     80,399           2,389
   Jupitermedias*                                       194,500             834
   Keynote Systems*                                     172,805           2,378
   Kulicke & Soffa Industries (B)*                      136,598             967
   L-1 Identity Solutions (B)*                           20,541             382
   Lam Research*                                          2,819             129

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Lawson Software (B)*                                 443,044   $       4,306
   LDK Solar ADR (B)*                                     9,500             281
   Lexmark International, Cl A*                          99,181           3,459
   Liquidity Services*                                   90,462           1,080
   Littelfuse*                                           27,156             906
   LoJack*                                               17,400             305
   Longtop Financial Technologies
      ADR (B)*                                           13,200             331
   LoopNet*                                              56,607             869
   LSI Logic*                                           103,000             572
   LTX*                                                  65,606             157
   Manhattan Associates*                                 63,188           1,714
   Mantech International, Cl A*                           7,200             279
   Mastec (B)*                                          101,607           1,027
   Mattson Technology*                                    4,800              40
   MAXIMUS                                               15,840             618
   McAfee*                                               31,523           1,228
   MEMC Electronic Materials*                             6,300             489
   Methode Electronics (B)                              208,787           2,516
   Mettler Toledo International*                         40,586           4,723
   Micron Technology (B)*                               114,100             949
   Micros Systems*                                       51,916           3,745
   Microsemi (B)*                                       343,075           7,850
   MicroStrategy, Cl A*                                   2,005             202
   Microtune*                                            32,150             167
   MIPS Technologies (B)*                               332,200           1,887
   MKS Instruments (B)*                                  35,500             645
   Molex                                                 71,541           1,972
   Monolithic Power Systems*                             50,505             964
   MTS Systems                                            8,113             333
   National Semiconductor (B)                            81,200           1,856
   NCR*                                                  13,725             329
   Net 1 UEPS Technologies (B)*                          45,551           1,410
   Netlogic Microsystems*                                 3,200              94
   Neutral Tandem*                                       10,990             201
   Novatel*                                              36,700           1,832
   Novatel Wireless (B)*                                 48,100             747
   Novellus Systems (B)*                                 69,100           1,797
   Nuance Communications (B)*                           296,521           5,984
   Omniture (B)*                                        173,480           4,929
   ON Semiconductor (B)*                                203,721           1,872
   OSI Systems*                                          52,000           1,289
   Palm (B)*                                            154,400           1,076
   Parametric Technology (B)*                           141,892           2,370
   Park Electrochemical                                  56,700           1,670
   Parkervision (B)*                                     99,250             976
   Parkervision*                                         35,500             349
   PC Connection (B)*                                    13,000             166
   Perceptron*                                           94,075           1,067
   Perficient (B)*                                       79,821           1,339
   Pericom Semiconductor*                                92,609           1,534
   Perot Systems, Cl A*                                  66,980             881
   Plantronics                                           21,922             589
   Plexus (B)*                                           93,726           2,789


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      65

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   PMC - Sierra (B)*                                    413,100   $       2,900
   Polycom (B)*                                         400,500           9,720
   Power Integrations*                                   88,120           2,651
   Powerwave Technologies*                              105,897             438
   QLogic*                                               75,000           1,014
   RealNetworks*                                         26,700             165
   Red Hat (B)*                                         408,100           8,170
   RF Micro Devices (B)*                                814,336           4,707
   Richardson Electronics                                22,730             148
   Riverbed Technology*                                  87,947           2,487
   Rudolph Technologies*                                111,000           1,326
   S1*                                                   31,659             235
   Salary.com*                                           87,733           1,176
   Salesforce.com (B)*                                   66,123           3,751
   SanDisk*                                               7,057             264
   Satyam Computer Services ADR*                        104,400           2,731
   SAVVIS*                                               70,170           2,248
   Seachange International*                             149,500           1,127
   Secure Computing*                                     22,071             200
   Sierra Wireless (B)*                                  47,500             764
   Sigma Designs (B)*                                    24,586           1,599
   Silicon Laboratories*                                 11,997             446
   Sirf Technology Holdings (B)*                        216,559           5,217
   SkillSoft ADR*                                       232,799           2,256
   Skyworks Solutions*                                  374,100           3,397
   Solera Holdings*                                     225,240           5,183
   SRA International, Cl A*                              30,308             829
   Standard Microsystems*                                 3,964             140
   Stratasys (B)*                                        77,943           1,948
   Sun Microsystems*                                     63,409           1,318
   Sybase (B)*                                          414,610          10,631
   SYKES Enterprises*                                   175,900           3,247
   Synchronoss Technologies*                             20,735             683
   SYNNEX*                                                7,578             157
   Synopsys*                                            155,194           3,819
   Tech Data*                                            71,800           2,700
   Technitrol*                                           66,200           1,772
   TechTarget*                                           50,470             689
   Teradata*                                             13,500             350
   Teradyne*                                            134,955           1,470
   Terremark Worldwide*                                 279,580           1,568
   THQ (B)*                                             124,500           3,044
   TNS                                                   21,311             335
   Trina Solar ADR (B)*                                  59,200           2,537
   Triquint Semiconductor*                              395,300           2,344
   TTM Technologies (B)*                                167,000           2,019
   Ultimate Software Group*                              47,460           1,550
   Ultra Clean Holdings*                                 21,837             314
   United Online (B)                                    201,700           3,034
   Universal Display (B)*                               106,825           1,769
   Varian Semiconductor Equipment
      Associates*                                        59,425           2,467
   Vasco Data Security International*                    60,530           1,358

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Veeco Instruments*                                    32,950   $         553
   VeriFone Holdings (B)*                                75,429           3,623
   VeriSign*                                            103,038           4,214
   Vignette (B)*                                         81,950           1,260
   Virtusa*                                              90,399           1,597
   VistaPrint (B)*                                       83,359           3,701
   Vocus (B)*                                            38,508           1,209
   Western Digital*                                     154,600           4,272
   Wind River Systems (B)*                              418,700           4,275
   Wright Express*                                       92,391           3,506
   Xyratex*                                              41,394             610
   Zoran*                                                69,360           1,513
   Zygo*                                                114,620           1,294
                                                                  --------------
                                                                        415,494
                                                                  --------------

MATERIALS -- 5.2%
   Airgas                                                40,474           2,003
   AK Steel Holding*                                     73,567           3,279
   Albemarle                                             14,700             649
   Allegheny Technologies                                27,000           2,639
   AM Castle (B)                                         41,002           1,029
   Apex Silver Mines*                                    28,125             480
   Aptargroup                                             7,054             298
   Arch Chemicals                                        10,600             436
   Ashland                                               99,275           4,888
   Ball                                                  34,352           1,589
   Bemis                                                 47,810           1,297
   Buckeye Technologies (B)*                            207,499           2,963
   Cabot                                                 62,918           2,166
   Carpenter Technology                                  36,728           2,771
   Celanese, Ser A                                      159,097           6,313
   CF Industries Holdings                                19,762           1,798
   Cleveland-Cliffs (B)                                  25,300           2,282
   Commercial Metals                                    100,865           3,118
   Domtar*                                              139,253           1,058
   Eastman Chemical                                      39,400           2,530
   Esmark*                                              114,600           2,223
   Ferro                                                 21,384             453
   FMC                                                   99,854           5,464
   Frontera Copper (Canada)*                            248,000           1,506
   Greif, Cl A                                           38,577           2,279
   Grupo Simec SAB de CV ADR (B)*                       163,083           1,561
   H.B. Fuller (B)                                       81,200           2,054
   Headwaters*                                            6,409              77
   Hercules                                              47,887             929
   Horsehead Holding (B)*                                87,600           1,457
   Innospec                                              35,996             632
   Katanga Mining (Canada)*                             156,300           2,319
   Louisiana-Pacific                                     60,800             935
   Lubrizol                                              45,600           2,925
   MeadWestvaco                                          58,400           1,920
   Neenah Paper                                          30,804             930
   NewMarket                                              3,636             195


--------------------------------------------------------------------------------
66      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Olin                                                  17,401   $         364
   OM Group*                                             23,200           1,306
   Owens-Illinois*                                      163,251           7,328
   Packaging of America                                  60,039           1,698
   Pactiv*                                              221,860           5,635
   PolyOne*                                             173,800           1,090
   Quanex (B)                                            21,900           1,096
   Reliance Steel & Aluminum                             43,600           2,249
   Rock-Tenn, Cl A                                      121,228           3,198
   Rockwood Holdings*                                    22,310             751
   Rohm & Haas                                           18,611           1,012
   RPM International                                     38,400             731
   Schnitzer Steel Industries, Cl A                      27,917           1,743
   Schweitzer-Mauduit International                      28,148             752
   Scotts Miracle-Gro, Cl A                              37,400           1,380
   Sherritt International (Canada)                      102,800           1,439
   Silgan Holdings                                       37,093           1,989
   Sonoco Products                                      116,088           3,527
   Spartech                                              64,231             877
   Steel Dynamics                                        41,800           2,103
   Symyx Technologies*                                   26,413             202
   Terra Industries (B)*                                  9,500             359
   Texas Industries                                      54,623           3,790
   United States Steel                                   18,700           1,827
   Wellman (B)                                           15,500               6
   WR Grace*                                              4,000             108
   Zep*                                                   7,350              96
                                                                  --------------
                                                                        118,101
                                                                  --------------

TELECOMMUNICATION SERVICES -- 2.2%
   Alaska Communications Systems
      Group                                             106,825           1,602
   Atlantic Tele-Network                                 11,100             423
   Cbeyond (B)*                                          74,284           3,073
   Centennial Communications*                           130,550           1,162
   CenturyTel                                           154,586           6,590
   Cincinnati Bell*                                     341,122           1,624
   Citizens Communications                               50,442             655
   Clearwire, Cl A (B)*                                 153,400           2,388
   Cogent Communications Group (B)*                      30,400             632
   Consolidated Communications
      Holdings                                              269               4
   Fairpoint Communications (B)                         140,900           2,102
   FiberTower*                                          114,700             262
   Global Crossing*                                      62,825           1,152
   Golden Telecom                                         1,825             185
   IDT, Cl B*                                            19,325             157
   Iowa Telecommunications Services                      28,350             483
   Leap Wireless International*                          30,075           1,044
   NeuStar, Cl A (B)*                                   140,327           4,458
   NTELOS Holdings                                       14,131             375
   Premiere Global Services*                             64,700             892
   Rural Cellular, Cl A*                                 18,825             829
   SBA Communications, Cl A (B)*                        260,267           9,744

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Sierra Wireless*                                      61,500   $         990
   Syniverse Holdings*                                   98,646           1,541
   Telephone & Data Systems                              23,200           1,444
   Time Warner Telecom, Cl A*                           182,788           4,100
   USA Mobility                                          67,393             889
   Vonage Holdings*                                     200,600             423
                                                                  --------------
                                                                         49,223
                                                                  --------------

UTILITIES -- 4.4%
   AES*                                                  11,203             245
   AGL Resources                                        158,941           5,894
   Alliant Energy                                        51,416           2,135
   Atmos Energy                                         131,199           3,436
   Black Hills                                           56,239           2,343
   Centerpoint Energy (B)                                66,000           1,178
   Cia de Saneamento de Minas Gerais-
      COPASA (Brazil)*                                   94,500           1,679
   Cleco                                                 51,752           1,446
   CMS Energy                                            85,300           1,487
   Consolidated Edison                                   46,573           2,256
   DPL                                                   53,575           1,622
   El Paso Electric (B)*                                 44,800           1,152
   Empire District Electric                              42,140             971
   Energen                                               76,190           4,856
   Equitable Resources                                   76,926           4,066
   Idacorp (B)                                           45,305           1,593
   Integrys Energy Group                                 75,888           3,871
   ITC Holdings                                          41,905           2,139
   Laclede Group                                         12,817             441
   MDU Resources Group                                   60,800           1,659
   New Jersey Resources                                  34,763           1,754
   Nicor (B)                                             76,700           3,232
   NiSource                                              50,826             941
   Northwest Natural Gas                                 52,080           2,498
   NorthWestern                                          61,125           1,702
   NSTAR                                                 37,700           1,319
   OGE Energy                                           106,440           3,789
   Oneok                                                 42,918           1,996
   Ormat Technologies (B)                                41,200           2,081
   Pinnacle West Capital (B)                             74,660           3,200
   PNM Resources                                          9,636             214
   PNOC Energy Development
      (Philippines)*                                  9,480,500           1,529
   Portland General Electric                            170,521           4,565
   Puget Energy                                          58,600           1,645
   Reliant Energy*                                       70,959           1,848
   SCANA                                                 94,580           4,030
   Southwest Gas (B)                                     67,568           1,954
   UGI                                                   73,255           1,937
   Unisource Energy                                      11,821             366
   Vectren                                              135,312           3,973
   Westar Energy                                         52,491           1,360
   WGL Holdings (B)                                      52,717           1,742


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      67

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin Energy                                     110,643   $       5,294
   Xcel Energy                                           44,827           1,034
                                                                  --------------
                                                                         98,472
                                                                  --------------
Total Common Stock
   (Cost $2,148,613) ($ Thousands)                                    2,184,119
                                                                  --------------

CORPORATE OBLIGATION (C) (E) -- 0.4%

FINANCIALS -- 0.4%
   SLM MTN
         4.660%, 12/17/07                         $       9,358           9,358
                                                                  --------------
Total Corporate Obligation
   (Cost $9,358) ($ Thousands)                                            9,358
                                                                  --------------

PREFERRED STOCK -- 0.0%

FINANCIALS -- 0.0%
   Thornburg Mortgage                                    22,500             552
                                                                  --------------
Total Preferred Stock
   (Cost $563) ($ Thousands)                                                552
                                                                  --------------

EXCHANGE TRADED FUNDS -- 0.1%
   iShares Russell 2000 Index Fund*                       5,832             447
   iShares Russell Midcap Value
      Index Fund*                                         7,421           1,066
                                                                  --------------
Total Exchange Traded Funds
   (Cost $1,520) ($ Thousands)                                            1,513
                                                                  --------------

                                                      Number of
                                                       Warrants
                                                  -------------
WARRANTS -- 0.0%
   Rentech, Expires 04/25/12 (F) (G) (H)*                13,800              10
   Titanium Asset Management,
      Expires 06/21/11*                                 105,000             111
                                                                  --------------
Total Warrants
   (Cost $--) ($ Thousands)                                                 121
                                                                  --------------

                                                     Number of
                                                        Rights
                                                  -------------
RIGHTS -- 0.0%
   Esmark, Expires 11/27/07*                            114,600              28
                                                                  --------------
Total Rights
   (Cost $--) ($ Thousands)                                                  28
                                                                  --------------

CONVERTIBLE BOND -- 0.1%
   Nova BioSource CV to 273.2240
         10.000%, 09/30/12                            $   1,461           1,461
                                                                  --------------
Total Convertible Bond
   (Cost $1,461) ($ Thousands)                                            1,461
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 25.9%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.020%++**                               67,090,852   $      67,091
   SEI Liquidity Fund L.P.,
      5.110%++** (C)                                519,304,393         519,304
                                                                  --------------
Total Cash Equivalents
   (Cost $586,395) ($ Thousands)                                        586,395
                                                                  --------------

U.S. TREASURY OBLIGATION (A) (D) -- 0 2%
   U.S. Treasury Bill
      3.023%, 02/21/08                                $   4,714           4,682
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $4,682) ($ Thousands)                                            4,682
                                                                  --------------
Total Investments -- 123.1%
   (Cost $2,752,592) ($ Thousands)                                $   2,788,229
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                 NUMBER OF                         UNREALIZED
          TYPE OF                CONTRACTS        EXPIRATION       DEPRECIATION
         CONTRACT              LONG (SHORT)          DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini          315             Dec-2007       $        (469)
S&P Mid 400 Index E-Mini           268             Dec-2007
                                                                           (164)
                                                                  -------------
                                                                  $        (633)
                                                                  =============

Percentages are based on Net Assets of $2,265,093 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at November 30, 2007. The total value of securities on loan at November 30, 2007 was $507,766 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2007 was $528,662 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007.

(F) Securities considered illiquid. The total value of such securities as of November 30, 2007 was $7,485 ($ Thousands) and represented 0.32% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2007 was $7,485 ($ Thousands) and represented 0.32% of Net Assets.

(H) This security considered restricted. The total value of such securities as of November 30, 2007 was $7,485 ($ Thousands) and represented 0.32% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
CV -- Convertible Security
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Private Investment in Public Entity
Ser -- Series
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
68      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

International Equity Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                     20.0%
Materials                                      11.4%
Industrials                                    10.7%
Consumer Discretionary                          9.4%
Mortgage-Backed Securities                      7.7%
Energy                                          7.2%
Telecommunication Services                      6.8%
Short-Term Investments                          6.3%
Information Technology                          5.3%
Consumer Staples                                4.8%
Health Care                                     4.3%
Utilities                                       3.9%
Asset-Backed Securities                         1.0%
U.S. Treasury Obligations                       0.5%
U.S. Government Agency Obligations              0.4%
Commercial Paper                                0.3%
Rights                                          0.0%
Purchased Options                               0.0%
Exchange Traded Funds                           0.0%
Warrants                                        0.0%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.1%

AUSTRALIA -- 4.8%
   AED Oil*                                              20,300   $          77
   Amcor                                                 95,281             577
   AMP                                                   73,135             656
   Asciano Group                                         37,007             243
   Australia & New Zealand Banking
      Group                                              40,500           1,009
   Australian Infrastructure Fund (B)                   275,500             804
   Babcock & Brown (B)                                   14,403             330
   BHP Billiton (B)                                     290,044          11,025
   BlueScope Steel                                      214,800           1,871
   Brambles                                              96,110           1,051
   Centro Properties Group+                              18,524              90
   Challenger Financial Services
      Group (B)                                         384,249           1,883
   Coca-Cola Amatil                                       8,918              79
   Commonwealth Bank of Australia                        29,400           1,551
   CSL                                                   40,061           1,235
   CSR                                                  210,800             567
   Dominion Mining                                        1,000               4
   Downer EDI                                            87,030             380
   Felix Resources                                        8,700              62
   Flight Centre                                         42,600           1,102
   Fortescue Metals Group                                 3,000             150
   Foster's Group                                       214,500           1,195
   Goodman Fielder                                      286,390             495
   Independence Group                                     1,147               8
   ING Industrial Fund+ (B)                             235,400             558
   John Fairfax Holdings                                242,700           1,017
   Jubilee Mines (B)                                     14,900             303
   Leighton Holdings (B)                                 50,800           2,729

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Macquarie Airports (B)                             1,032,219   $       3,962
   Macquarie Group (B)                                   18,501           1,314
   Macquarie Infrastructure Group                       788,581           2,246
   Minara Resources                                      19,400             107
   Mincor Resources                                      15,300              61
   Mirvac Group+                                         74,783             380
   National Australia Bank                              108,200           3,665
   Newcrest Mining                                       90,960           2,716
   OneSteel                                              29,400             173
   Origin Energy                                         58,800             452
   Pacific Brands                                       867,868           2,395
   Qantas Airways                                       444,107           2,298
   QBE Insurance Group                                  254,509           7,297
   Rio Tinto (B)                                         11,300           1,451
   Sally Malay Mining                                    19,500              88
   Santos                                                63,200             799
   Seven Network (B)                                    122,200           1,459
   Sims Group (B)                                        11,600             279
   Suncorp-Metway                                         5,796              96
   TABCORP Holdings (B)                                   5,400              73
   Telstra                                              370,706           1,531
   Telstra (B)                                          904,300           2,519
   Toll Holdings                                         75,441             915
   Wesfarmers Limited*                                    4,826             185
   Westfield Group+                                      65,746           1,189
   Westpac Banking                                       62,178           1,558
   Woolworths (B)                                       153,521           4,596
   WorleyParsons                                         48,458           2,146
   Zinifex                                               39,900             510
                                                                  --------------
                                                                         77,511
                                                                  --------------

AUSTRIA -- 0.7%
   bwin Interactive Entertainment (B)*                    8,700             303
   Immoeast*                                             14,935             162
   IMMOFINANZ                                            53,900             567
   OMV                                                   67,589           4,817
   Raiffeisen International Bank
   Holding (B)                                            5,341             871
   Shoeller-Bleckmann Oilfield Equipment                  2,900             267
   Telekom Austria                                       20,000             587
   Voestalpine                                           44,591           3,273
   Wienerberger                                           5,900             335
                                                                  --------------
                                                                         11,182
                                                                  --------------

BELGIUM -- 1.2%
   Belgacom (B)                                          16,720             874
   Compagnie Maritime Belge                              26,300           2,360
   D'ieteren                                              1,200             465
   Delhaize Group                                         9,900             865
   Dexia                                                 52,099           1,425
   Fortis                                               145,012           3,897
   Fortis (Netherlands Line)                             63,384           1,702


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      69

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Gimv                                                  10,800   $         791
   InBev                                                  7,100             624
   KBC Groep                                              5,505             768
   Solvay                                                 7,465           1,110
   UCB                                                   13,092             624
   Umicore                                               17,700           4,156
                                                                  --------------
                                                                         19,661
                                                                  --------------

BRAZIL -- 0.1%
   Gerdau ADR                                            38,925           1,094
   Uniao de Bancos Brasileiros GDR                        7,200           1,078
                                                                  --------------
                                                                          2,172
                                                                  --------------

CANADA -- 2.6%
   Barrick Gold                                         140,300           5,680
   Bombardier, Cl B                                     158,300             958
   Cameco                                                65,131           2,702
   Canadian Imperial Bank of
      Commerce                                           14,900           1,324
   Canadian National Railway                             10,200             494
   Canadian Natural Resources                            14,600             948
   Eastern Platinum*                                    519,550           1,414
   EnCana                                                37,900           2,461
   Fairfax Financial Holdings                             1,900             551
   Gerdau Ameristeel                                     86,800           1,098
   HudBay Minerals*                                      22,400             482
   Inmet Mining*                                         10,300             958
   Methanex                                              14,400             428
   Nexen                                                      1              --
   Petro-Canada                                          17,600             850
   Potash Saskatchewan                                   45,200           5,372
   Power Corp of Canada                                  12,300             498
   Research In Motion                                    43,990           5,007
   Rogers Communications, Cl B                           77,440           3,220
   Royal Bank of Canada                                  27,400           1,453
   Shoppers Drug Mart                                     9,100             499
   Suncor Energy                                         10,800           1,033
   Teck Cominco, Cl B                                    32,500           1,245
   TELUS                                                 16,991             787
   Toronto-Dominion Bank                                 20,600           1,546
                                                                  --------------
                                                                         41,008
                                                                  --------------

CHINA -- 0.4%
   Alibaba.com*                                          47,000             241
   China Life Insurance                                 468,500           2,551
   China Petroleum & Chemical, Cl H                   1,106,000           1,665
   China Shenhua Energy                                  89,000             528
   Industrial & Commercial Bank of
      China, Cl H                                       739,000             585
   Tencent Holdings                                     100,000             747
                                                                  --------------
                                                                          6,317
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
CYPRUS -- 0.2%
   Marfin Popular Bank                                  262,250   $       3,557
                                                                  --------------

CZECH REPUBLIC -- 0.2%
   CEZ                                                   38,600           2,858
                                                                  --------------

DENMARK -- 1.0%
   A P Moller - Maersk, Cl A                                 84             989
   A P Moller - Maersk, Cl B (B)                            552           6,595
   Carlsberg, Cl B                                       12,514           1,599
   Danisco                                                5,314             393
   Danske Bank                                           38,135           1,535
   East Asiatic                                           5,785             397
   H Lundbeck                                             5,400             156
   Novo-Nordisk, Cl B                                    11,150           1,420
   Sydbank                                                2,327              98
   Vestas Wind Systems                                   22,850           2,177
                                                                  --------------
                                                                         15,359
                                                                  --------------

FINLAND -- 1.7%
   Kemira                                                16,100             322
   Kone, Cl B                                               943              71
   Konecranes                                             8,695             334
   Nokia                                                444,221          17,781
   Nokia ADR                                              4,200             165
   Nokian Renkaat                                        18,500             707
   OKO Bank, Cl A                                        41,167             816
   Outokumpu                                             24,944             806
   Rautaruukki                                            9,200             436
   Sampo, Cl A                                           50,967           1,498
   Stora Enso, Cl R (B)                                 135,800           2,245
   UPM-Kymmene                                           86,976           1,842
   Wartsila, Cl B                                         8,900             683
                                                                  --------------
                                                                         27,706
                                                                  --------------

FRANCE -- 8.5%
   Accor                                                  5,386             457
   Air France-KLM                                        52,724           1,902
   Air Liquide                                            8,472           1,234
   Alstom                                                 4,397             989
   April Group                                            4,600             297
   Arkema*                                               15,548             988
   Atos Origin*                                           1,773             101
   AXA (B)                                               86,021           3,527
   BNP Paribas                                          128,894          14,596
   Bouygues                                              44,619           4,009
   Capgemini                                             23,300           1,360
   Carbone Lorraine                                       3,300             243
   Carrefour                                              6,300             489
   Casino Guichard Perrachon                              5,360             592
   Christian Dior (B)                                    11,200           1,469
   Cie de Saint-Gobain                                   48,221           4,760
   Ciments Francais                                       4,100             688


--------------------------------------------------------------------------------
70      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CNP Assurances                                         2,759   $         344
   Compagnie Generale de
      Geophysique*                                       11,650           3,507
   Compagnie Generale des
      Etablissements Michelin, Cl B (B)                  34,500           4,103
   Credit Agricole (B)                                  148,309           5,229
   Dassault Systemes                                     11,855             698
   Electricite de France                                  3,900             476
   Financiere de L'Odet                                     552             252
   France Telecom                                       231,154           8,805
   Groupe Danone                                         20,006           1,770
   L'Oreal                                               20,429           2,847
   Lafarge                                               19,169           3,063
   Lagardere S.C.A.                                      31,866           2,566
   Natixis                                                3,022              61
   Nexans                                                 3,400             457
   PagesJaunes Groupe                                    14,600             321
   Pernod-Ricard                                          1,100             244
   Peugeot                                               46,215           3,602
   Publicis Groupe                                        9,200             336
   Renault                                               41,445           6,050
   Rhodia                                                12,600             447
   Sanofi-Aventis                                       153,656          14,663
   Sanofi-Aventis (Germany Line)                            822              78
   Schneider Electric                                    18,233           2,553
   SCOR                                                  17,175             448
   Sequana Capital                                          334              11
   Societe Generale                                      46,353           7,184
   Suez*                                                 15,630           1,043
   Technip                                                7,200             589
   Thales                                                14,901             894
   Thomson                                               37,800             590
   Total                                                183,656          14,889
   Veolia Environnement                                  21,173           1,963
   Vinci                                                 77,220           6,174
   Vivendi                                               57,857           2,666
                                                                  --------------
                                                                        136,624
                                                                  --------------

GERMANY -- 8.9%
   Allianz                                               67,383          13,946
   Altana                                                14,254             356
   BASF                                                  71,503           9,946
   Bayer                                                146,689          12,131
   Bayerische Motoren Werke                              31,200           1,910
   Commerzbank                                           75,906           3,019
   Continental                                            9,500           1,240
   DaimlerChrysler                                      144,815          14,784
   Deutsche Bank*                                        55,254           7,282
   Deutsche Beteiligungs                                 23,100             782
   Deutsche Boerse (B)                                   15,100           2,842
   Deutsche Lufthansa                                   138,471           3,750
   Deutsche Telekom                                      69,600           1,543
   E.ON                                                  67,831          13,871

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Fresenius Medical Care                                83,350   $       4,676
   Gildemeister                                           9,200             233
   Heidelberger Druckmaschinen                            1,587              50
   Henkel                                                   986              50
   Hochtief                                               9,300           1,231
   Hypo Real Estate Holding (B)                          31,779           1,690
   Infineon Technologies*                                89,000           1,065
   KSB                                                      129              94
   Lanxess                                                1,956              91
   MAN                                                    4,378             707
   MTU Aero Engines Holding                               1,132              61
   Muenchener Rueckversicherungs                         34,082           6,229
   Norddeutsche Affinerie (B)                            79,900           2,715
   Rheinmetall                                            1,198             100
   RWE                                                   34,203           4,688
   Salzgitter                                            22,887           3,660
   SAP                                                   14,948             767
   SGL Carbon*                                           46,300           2,614
   Siemens                                               82,354          12,538
   Software                                               9,800             801
   Suedzucker (B)                                        16,322             357
   ThyssenKrupp                                          76,679           4,536
   Volkswagen (B)                                        17,540           4,218
   Vossloh                                               15,700           1,705
   Wincor Nixdorf                                         6,752             583
                                                                  --------------
                                                                        142,861
                                                                  --------------

GREECE -- 0.2%
   Alpha Bank                                            12,490             426
   Coca Cola Hellenic Bottling                           12,219             520
   Hellenic Telecommunications
      Organization                                       39,000           1,415
   OPAP                                                   3,849             150
                                                                  --------------
                                                                          2,511
                                                                  --------------

HONG KONG -- 2.9%
   Bank of East Asia                                    179,100           1,089
   BOC Hong Kong Holdings                               249,000             651
   Cheung Kong Holdings                                  66,000           1,240
   China Mobile                                         521,300           9,401
   China Netcom Group                                   328,000           1,049
   China Oriental Group                                 353,000             245
   Chinese Estates Holdings                             265,100             517
   CLP Holdings                                         168,000           1,138
   Dah Sing Banking Group*                                3,000               7
   Dairy Farm International Holdings                     11,700              54
   Emperor International Holdings
      Limited*                                           14,000               6
   Esprit Holdings                                       78,800           1,182
   Great Eagle Holdings                                 249,300             961
   Guoco Group                                           43,100             579
   Hang Lung Group                                       50,300             287
   Hang Lung Properties                                  86,800             394


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      71

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hang Seng Bank                                        42,600   $         812
   Hong Kong & China Gas                                193,600             572
   Hong Kong Exchanges and Clearing                     188,200           5,715
   Hongkong & Shanghai Hotels                           364,000             628
   HongKong Electric Holdings                           351,600           1,836
   Hongkong Land Holdings                               270,000           1,339
   Hopewell Holdings                                    290,600           1,325
   Hopson Development Holdings                           42,000             131
   Hutchison Telecommunications
      International                                     207,900             292
   Hutchison Whampoa                                     18,000             213
   Jardine Matheson Holdings (B)                          5,200             145
   Jardine Strategic Holdings                             1,000              16
   Li & Fung                                             77,200             307
   Miramar Hotel & Investment                             3,000               5
   New World China Land (B)                             253,100             264
   New World Development (B)                            582,400           2,218
   Orient Overseas International                         11,000              84
   Pacific Century Premium
      Developments                                      325,000             108
   Sea Holdings                                           4,000               3
   Singamas Container Holdings (B)                    1,523,500             720
   Sino Land                                            134,000             473
   Sinolink Worldwide Holdings                          596,000             145
   Solomon Systech International                      3,266,800             277
   Sun Hung Kai                                         507,000             690
   Sun Hung Kai Properties                              232,900           4,822
   Swire Pacific, Cl A                                  125,600           1,691
   Tian An China Investment                             195,500             292
   Transport International Holdings                      25,200             114
   Truly International Holdings                           4,000              10
   USI Holdings                                          22,000              17
   Vtech Holdings                                        60,200             534
   Wharf Holdings                                       336,900           1,986
   Wheelock                                             228,800             735
   Wing On International                                  7,000              12
                                                                  --------------
                                                                         47,331
                                                                  --------------

INDIA -- 0.2%
   Reliance Industries GDR (F)                           23,050           3,371
                                                                  --------------

IRELAND -- 0.3%
   Allied Irish Banks                                    45,000           1,010
   CRH                                                   58,761           2,227
   DCC                                                   28,300             706
   Irish Life & Permanent                                19,800             394
   Total Produce                                         24,239              24
                                                                  --------------
                                                                          4,361
                                                                  --------------

ISRAEL -- 0.3%
   Teva Pharmaceutical Industries ADR                   112,200           5,008
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
ITALY -- 3.2%
   Aedes                                                 56,800   $         315
   AEM (B)                                              363,400           1,531
   Arnoldo Mondadori Editore (B)                         34,000             285
   Banca Intesa                                         369,271           2,954
   Banche Popolari Unite                                 10,733             307
   Banco Popolare (B)                                     7,262             164
   Beni Stabili                                       1,271,400           1,603
   Buzzi Unicem (B)                                      50,900           1,416
   Cementir                                              46,530             443
   Danieli                                               19,800             646
   Ducati Motor Holding                                 739,300           1,895
   Enel (B)                                             286,669           3,446
   ENI                                                  305,599          10,932
   Fiat                                                 267,224           7,362
   Fiat RNC                                              76,810           1,718
   Fondiaria-Sai                                         20,063             882
   IFIL - Investments (B)                               484,943           5,026
   Immobiliare Grande Distribuzione                     116,700             407
   Indesit (B)                                           42,400             716
   Iride                                                  9,076              33
   Italcementi                                           35,800             744
   Italmobiliare                                          6,800             658
   MARR                                                  49,200             555
   Mediaset                                               1,339              13
   Pirelli & C                                          480,000             573
   Saipem                                                 6,700             270
   Telecom Italia                                       671,626           2,142
   Telecom Italia RNC                                   548,084           1,373
   UniCredito Italiano                                  299,937           2,565
                                                                  --------------
                                                                         50,974
                                                                  --------------

JAPAN -- 17.3%
   Aderans                                                  200               3
   Advantest (B)                                         12,000             341
   Aeon                                                 160,800           2,456
   Aioi Insurance                                        81,000             449
   Aisin Seiki                                           71,000           2,861
   All Nippon Airways (B)                                12,000              47
   Amada                                                 53,600             488
   AOC Holdings                                          44,200             712
   Aoyama Trading                                        29,000             739
   Asahi Breweries                                       38,600             671
   Asahi Glass                                           49,000             680
   Asahi Kasei                                           92,000             662
   Astellas Pharma                                       15,200             677
   Atsugi (B)                                           798,100           1,065
   Autobacs Seven                                        26,700             575
   Bank of Kyoto                                         88,600           1,130
   Bank of the Ryukyus                                   46,200             636
   Belluna                                                2,850              23
   Bridgestone                                           85,300           1,626
   Canon                                                 48,701           2,551


--------------------------------------------------------------------------------
72      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Casio Computer                                        12,100   $         154
   Cawachi                                                1,700              46
   Chiba Bank                                            10,000              86
   Chukyo Bank                                            1,000               3
   Circle K Sunkus                                        6,400              94
   Citizen Watch (B)                                     41,000             438
   CMK                                                  119,200             880
   Coca-Cola Central Japan                                    2              15
   Coca-Cola West Holdings (B)                           22,900             521
   COMSYS Holdings                                       27,000             222
   Cosmo Oil                                            343,800           1,407
   Cosmos Initia                                         10,000              29
   Credit Saison                                          4,300             123
   Daiei                                                  1,850              11
   Daimei Telecom Engineering                            73,100             569
   Dainippon Ink and Chemicals                          127,000             637
   Dainippon Screen Manufacturing                        32,000             180
   Dainippon Sumitomo Pharma                             16,000             130
   Daishi Bank                                            1,000               4
   Daito Trust Construction                               2,300             110
   Daiwa House Industry                                  36,000             478
   Denso                                                  9,500             388
   East Japan Railway                                        65             538
   Eighteenth Bank                                       21,000              76
   Eizo Nanao                                               900              24
   Elpida Memory (B)*                                    22,100             741
   FamilyMart                                             2,900              86
   Fanuc                                                 26,100           2,718
   Fields                                                    14              19
   Fuji Electric Holdings                                75,000             277
   Fuji Fire & Marine Insurance                          52,000             166
   Fuji Heavy Industries                                 83,000             412
   FUJIFILM Holdings                                     61,800           2,730
   Fujitsu                                              292,000           2,045
   Fukuyama Transporting (B)                            151,000             637
   Futaba                                                 4,900             102
   Gunma Bank                                           205,100           1,500
   Gunze                                                150,800             631
   Hachijuni Bank                                        24,000             190
   Hankyu Holdings                                      188,000             873
   Heiwa                                                 12,200             103
   Higashi-Nippon Bank                                    2,000               7
   Hirose Electric                                        3,300             371
   HIS                                                      400               8
   Hitachi                                              465,100           3,262
   Hitachi Cable                                         71,000             458
   Hitachi Maxwell                                       11,400             144
   Hokkaido Electric Power                               33,500             738
   Honda Motor                                          138,600           4,698
   Hoya                                                  44,800           1,559
   Hyakugo Bank                                          16,000              94
   Ibiden                                                34,500           2,715
   Idemitsu Kosan                                        11,300           1,271
   Inpex Holdings                                           117           1,192

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Itochu                                               350,100   $       3,674
   Japan Airlines                                        29,000              69
   Japan Steel Works                                    386,890           5,647
   Japan Tobacco                                            909           5,146
   JFE Holdings                                          90,200           4,920
   JGC                                                   48,000             887
   Joshin Denki (B)                                      60,400             494
   Joyo Bank (B)                                          8,000              48
   JS Group                                               9,500             152
   Kagoshima Bank                                         2,000              14
   Kamigumi                                              31,000             241
   Kaneka                                                33,000             273
   Kansai Electric Power                                 53,000           1,362
   Kanto Tsukuba Bank                                   103,200             703
   Kawasaki Kisen Kaisha                                 50,000             593
   KDDI                                                       7              50
   Keyence                                                3,300             766
   Kinden                                                 1,000               8
   Kirin Brewery                                         37,000             583
   KK DaVinci Advisors*                                      55              55
   Kobe Steel                                           192,000             628
   Komatsu                                               56,200           1,697
   Komori                                                20,600             488
   Konica Minolta Holdings                                7,500             142
   Kubota                                                 8,000              59
   Kumagai Gumi (B)                                     232,800             290
   Kuraray                                               32,000             393
   Kyocera                                                2,300             206
   Kyorin*                                                2,000              23
   Kyowa Exeo                                            11,000              84
   Kyowa Hakko Kogyo (B)                                 23,000             260
   Kyushu Electric Power                                 62,900           1,707
   Leopalace21                                            3,100              91
   Maeda Road Construction                               11,000              91
   Makita                                                 8,900             396
   Marubeni                                             101,000             769
   Matsushita Electric Industrial                       141,000           2,841
   Mazda Motor                                          113,000             608
   Mie Bank                                               1,000               5
   Millea Holdings                                       56,100           1,967
   Mitsubishi                                           348,000           9,976
   Mitsubishi Chemical Holdings                         311,500           2,488
   Mitsubishi Estate                                    116,100           3,109
   Mitsubishi Gas Chemical                               30,000             310
   Mitsubishi Heavy Industries                          206,000             994
   Mitsubishi Materials                                 195,600             980
   Mitsubishi Paper Mills (B)                           380,100             860
   Mitsubishi Tanabe Pharma                              27,000             260
   Mitsubishi UFJ Financial Group                       628,240           6,168
   Mitsui                                               228,400           5,209
   Mitsui Chemicals                                     280,000           2,040
   Mitsui Mining & Smelting                              72,000             307
   Mitsui OSK Lines                                     328,000           4,882
   Mitsui Sumitomo Insurance                             58,900             640


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      73

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Mizuho Financial Group                                   389   $       2,087
   Murata Manufacturing                                  11,880             693
   Nafco                                                    300               6
   Nagase                                                13,000             146
   Namco Bandai Holdings                                 74,300           1,223
   NEC                                                  165,000             772
   NGK Spark Plug                                        26,000             459
   Nichicon                                              79,400             844
   Nikon                                                 37,400           1,163
   Nintendo                                              22,695          13,810
   Nippo                                                 87,300             625
   Nippon Beet Sugar
      Manufacturing (B)                                 175,100             382
   Nippon Electric Glass                                 26,700             446
   Nippon Express                                        10,000              51
   Nippon Konpo Unyu Soko                                70,700             924
   Nippon Mining Holdings                               427,900           3,148
   Nippon Oil                                           167,000           1,379
   Nippon Sheet Glass                                    64,000             349
   Nippon Shokubai                                       23,000             222
   Nippon Steel                                         559,100           3,352
   Nippon Telegraph & Telephone (B)                       1,228           5,591
   Nippon Yusen                                          44,000             379
   Nissan Motor                                         470,160           5,362
   Nissay Dowa General Insurance*                         3,000              15
   Nisshin Oillio Group                                  17,000              65
   Nisshin Steel                                        150,000             557
   Nisshinbo Industries (B)                             120,800           1,608
   Nitto Kogyo                                            4,700              57
   Nomura Holdings                                       52,000             932
   NSK                                                    9,000              86
   NTT DoCoMo                                             1,394           2,199
   Obayashi                                              90,000             455
   Odakyu Electric Railway (B)                           81,800             593
   Ohara                                                    100               2
   Oita Bank                                              1,000               6
   Oki Electric Industry (B)                            467,000             791
   Okumura (B)                                          178,200             814
   Olympus                                               11,000             450
   Omron                                                 51,000           1,315
   Onward Kashiyama                                      22,000             239
   ORIX                                                  27,600           5,621
   Plenus                                                 1,500              23
   Rakuten*                                                 508             260
   Ricoh                                                102,000           1,922
   Riso Kagaku                                            3,300              57
   Rohm                                                   7,000             641
   Sankyo                                                15,200             685
   Sanwa Shutter                                         50,000             250
   Sega Sammy Holdings (B)                               29,500             376
   Seiko Epson                                           22,000             488
   Seino Transportation                                  25,000             183
   Sekisui Chemical                                     118,000             806
   Sekisui House (B)                                    139,000           1,774

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Senshukai                                              3,500   $          36
   SFCG                                                   4,200             630
   Sharp                                                157,000           2,576
   Shin-Etsu Chemical                                     7,000             415
   Shinsei Bank (B)                                     163,000             582
   Shiseido                                              12,000             287
   Showa                                                  7,100              60
   Showa Shell Sekiyu                                    57,400             654
   SMC                                                    9,900           1,144
   Softbank (B)                                         253,000           5,805
   Sojitz                                               131,700             515
   Sompo Japan Insurance                                  6,000              58
   Sony                                                 129,900           7,038
   Sony Financial Holdings                                  112             424
   Stanley Electric (B)                                   2,900              71
   Sumitomo                                             222,000           3,302
   Sumitomo Chemical                                    298,600           2,541
   Sumitomo Electric Industries                          22,180             342
   Sumitomo Forestry                                     18,000             131
   Sumitomo Heavy Industries                             26,000             280
   Sumitomo Metal Industries                            179,600             790
   Sumitomo Metal Mining                                 46,000             946
   Sumitomo Mitsui Financial Group (B)                    1,073           9,199
   Suzuken                                                7,500             247
   Suzuki Motor                                          67,300           2,190
   T&D Holdings                                          12,300             711
   Taisho Pharmaceutical (B)                             34,000             667
   Takeda Pharmaceutical                                 25,400           1,626
   Takefuji                                               4,990             128
   Teijin                                               111,000             480
   Terumo                                                 2,600             132
   TKC                                                    2,700              48
   Toagosei                                             377,100           1,244
   Tochigi Bank Limited*                                  1,000               6
   Toda (B)                                             345,000           1,838
   Tokai Rika                                            14,200             428
   Tokyo Electric Power                                  92,300           2,521
   Tokyo Electron                                         6,400             393
   Tokyo Gas                                             84,100             419
   Tokyo Ohka Kogyo                                       2,700              61
   Tokyu                                                 83,400             582
   Topy Industries                                       23,000              62
   Toshiba (B)                                          598,400           4,866
   Toshiba TEC                                            4,000              27
   Tosoh                                                 59,000             288
   Toyo Seikan Kaisha                                    44,800             784
   Toyota Auto Body                                         900              15
   Toyota Industries                                     21,400             895
   Toyota Motor                                         198,900          11,189
   Trend Micro*                                          28,000           1,128
   Trusco Nakayama                                        1,100              17
   TV Asahi (B)                                             104             163
   Unicharm                                               8,500             550
   UNY                                                   65,000             575


--------------------------------------------------------------------------------
74      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   USS                                                    1,220   $          79
   Yahoo! Japan                                           3,348           1,609
   Yamada Denki                                          17,470           2,018
   Yamaha                                                12,300             298
   Yamaha Motor                                          24,900             678
   Yamato Transport                                      62,400             871
   Yaskawa Electric                                       7,000              92
   Yokogawa Bridge (B)                                   60,600             349
   Yokohama Rubber                                      181,600           1,123
   Yutaka Giken                                           1,100              31
   Zeon                                                  10,000              66
                                                                  --------------
                                                                        277,958
                                                                  --------------

JERSEY -- 0.0%
   Meinl European Land*                                   3,573              52
                                                                  --------------

LUXEMBOURG -- 0.5%
   ArcelorMittal                                         85,344           6,323
   Colt Telecom Group                                    58,047             218
   Oriflame Cosmetics SDR                                10,035             610
   SES Global FDR (Paris Exchange)                       36,186             892
                                                                  --------------
                                                                          8,043
                                                                  --------------

MEXICO -- 0.5%
   America Movil ADR, Ser L                             112,355           6,928
   Cemex ADR*                                            12,900             369
                                                                  --------------
                                                                          7,297
                                                                  --------------

NETHERLANDS -- 4.5%
   Aegon                                                 58,110           1,042
   Akzo Nobel (B)                                       110,521           8,501
   ASML Holding                                           6,952             242
   Buhrmann                                              83,000             738
   CSM                                                    1,254              44
   European Aeronautic Defense and
   Space (B)                                             22,063             711
   Fugro                                                  6,198             511
   Heineken                                               8,005             527
   Heineken Holding                                       9,336             525
   ING Groep (B)                                        359,931          14,016
   Koninklijke Ahold                                    171,964           2,451
   Koninklijke BAM Groep                                  8,614             207
   Koninklijke DSM                                       45,086           2,251
   Randstad Holdings*                                     5,570             265
   Reed Elsevier                                          1,137              21
   Royal Dutch Shell, Cl A                              309,820          12,538
   Royal Dutch Shell, Cl A (GBP)                        143,534           5,802
   Royal Dutch Shell, Cl B                              136,714           5,487
   Royal KPN                                             63,813           1,177
   Smit Internationale                                    3,100             313
   TNT                                                   24,172             993
   Unilever (B)                                         247,824           8,785

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Vedior                                               230,600   $       5,754
                                                                  --------------
                                                                         72,901
                                                                  --------------

NEW ZEALAND -- 0.1%
   Air New Zealand (B)                                  427,400             590
   Fletcher Building                                     90,800             825
   Infratil                                             150,000             322
   Telecom of New Zealand (B)                           111,924             370
                                                                  --------------
                                                                          2,107
                                                                  --------------

NORWAY -- 0.4%
   DnB                                                   87,822           1,376
   Ementor*                                             171,500           1,203
   Norsk Hydro                                           20,100             277
   Orkla                                                 28,900             523
   Statoil                                               50,500           1,639
   Telenor                                               62,100           1,442
   TGS Nopec Geophysical*                                 1,995              28
                                                                  --------------
                                                                          6,488
                                                                  --------------

POLAND -- 0.0%
   Polski Koncern Naftowy Orlen                          21,700             463
                                                                  --------------
PORTUGAL -- 0.3%
   Banco Comercial Portugues                            138,600             608
   Banco Espirito Santo                                  55,716           1,299
   Cimpor Cimentos de Portugal                           42,586             381
   Energias de Portugal                                 237,859           1,610
   Jeronimo Martins                                      39,800             321
   Portugal Telecom                                       3,385              46
   PT Multimedia Servicos de
      Telecomunicacoes e Multi                              120               2
   Sonae                                                141,556             426
   Sonae Industria*                                       6,834              78
                                                                  --------------
                                                                          4,771
                                                                  --------------

RUSSIA -- 0.1%
   LUKOIL Sponsored ADR                                   7,300             625
   OAO Gazprom ADR                                       22,600           1,191
                                                                  --------------
                                                                          1,816
                                                                  --------------
SINGAPORE -- 0.8%
   Allgreen Properties (B)                              663,200             738
   CapitaLand                                           158,000             764
   Cosco Singapore                                       24,000             118
   DBS Group Holdings                                    54,000             750
   Flextronics International*                               600               7
   Fraser and Neave                                      69,000             277
   Ho Bee Investment                                     91,000              93
   Hong Leong Finance                                   196,900             512
   Hotel Grand Central                                   34,350              24


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      75

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hotel Plaza                                           42,000   $          55
   Jardine Cycle & Carriage                              47,044             680
   K1 Ventures                                          121,000              26
   Keppel                                               124,000           1,148
   Kim Eng Holdings                                     371,100             577
   Mapletree Logistics Trust+                         1,358,300             995
   MCL Land                                               2,000               3
   Metro Holdings                                        16,000              12
   NatSteel                                              10,000              10
   Neptune Orient Lines                                  26,000              75
   Parkway Holdings                                      23,000              60
   SembCorp Industries                                   86,000             333
   Singapore Airlines                                    27,200             337
   Singapore Exchange                                   178,600           1,741
   Singapore Petroleum                                  103,000             541
   Singapore Press Holdings                              82,000             257
   Singapore Technologies Engineering                   160,000             418
   SP Chemicals                                          56,000              39
   United Overseas Bank                                  71,100             973
   UOB-Kay Hian Holdings                                 32,000              48
   Venture                                               14,000             122
   Wheelock Properties S (B)                            285,000             424
   Wing Tai Holdings (B)                                732,200           1,331
                                                                  --------------
                                                                         13,488
                                                                  --------------

SOUTH AFRICA -- 0.4%
   Harmony Gold Mining*                                  45,600             490
   Harmony Gold Mining ADR*                               7,200              75
   Mondi                                                  5,057              43
   Sanlam                                               379,530           1,305
   Sasol                                                 82,626           4,182
                                                                  --------------
                                                                          6,095
                                                                  --------------

SOUTH KOREA -- 0.4%
   Honam Petrochemical                                    6,500             850
   Hynix Semiconductor                                   14,500             408
   Hyundai Mobis                                          8,020             751
   Industrial Bank of Korea                              26,750             466
   Kookmin Bank                                           9,600             692
   POSCO                                                    700             446
   Samsung Electronics                                      555             340
   Samsung Electronics GDR (F)                            3,542           1,080
   SK Telecom                                               360              97
   SK Telecom ADR (B)                                    31,000             982
                                                                  --------------
                                                                          6,112
                                                                  --------------

SPAIN -- 2.9%
   Acerinox (B)                                          10,993             297
   ACS Actividades Construcciones y
      Servicios (B)                                      23,450           1,514
   Banco Bilbao Vizcaya Argentaria                      208,828           5,214
   Banco Santander Central Hispano                      394,053           8,468

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cementos Portland Valderrivas                          3,200   $         357
   Ebro Puleva (B)                                       21,130             415
   Fomento de Construcciones y
      Contratas                                           2,000             170
   Gas Natural SDG (B)                                   85,213           5,262
   Gestevision Telecinco (B)                             19,182             520
   Iberdrola                                            267,839           4,431
   Inditex                                                9,179             642
   Obrascon Huarte Lain*                                    420              17
   Repsol*                                              215,702           7,972
   Sol Melia (B)                                         25,200             422
   Telefonica (B)*                                      313,066          10,528
   Union Fenosa                                          10,148             705
                                                                  --------------
                                                                         46,934
                                                                  --------------

SWEDEN -- 1.5%
   Assa Abloy, Cl B                                      52,500           1,093
   Atlas Copco, Cl A                                     68,010           1,001
   Boliden                                               41,864             591
   D Carnegie                                            13,400             258
   Electrolux, Ser B                                     45,400             766
   Hennes & Mauritz, Cl B                                 3,125             195
   Industrivarden, Cl A                                  30,900             580
   Investor, Cl B                                        15,200             357
   Kinnevik Investment                                   11,900             290
   Sandvik                                               53,622             972
   Skandinaviska Enskilda Banken, Cl A                   48,861           1,365
   SKF                                                   35,900             634
   Ssab Svenskt Stal, Ser A                              24,000             659
   Svenska Cellulosa, Cl B                              124,496           2,222
   Svenska Handelsbanken, Cl A                           44,872           1,426
   Swedish Match                                         12,577             290
   Tele2, Cl B                                          203,950           4,661
   Telefonaktiebolaget LM Ericsson, Cl B                258,906             632
   TeliaSonera                                          364,200           3,478
   Trelleborg, Cl B                                      15,807             352
   Volvo, Cl B                                          130,000           2,218
   Wihlborgs Fastigheter                                  4,606              83
                                                                  --------------
                                                                         24,123
                                                                  --------------
SWITZERLAND -- 5.4%
   ABB                                                   93,830           2,757
   Adecco                                                14,100             788
   AFG Arbonia-Forster Holdings                           1,000             347
   Bobst Group                                              398              28
   Bucher Industries                                        220              55
   Clariant (B)                                          37,000             328
   Compagnie Financiere Richemont,
      Cl A                                               99,438           6,843
   Credit Suisse Group                                  159,235           9,612
   Elektrizitaets-Gesellschaft Laufenburg                   360             469
   Energiedienst Holding                                    466             252
   Forbo Holding                                             31              19


--------------------------------------------------------------------------------
76      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Helvetia Holding                                       1,320   $         444
   Holcim                                                38,410           4,144
   Inficon Holding                                        5,500             935
   Nestle                                                26,612          12,799
   Nobel Biocare Holding                                  2,487             709
   Novartis                                             136,820           7,798
   Rieter Holding                                           616             307
   Roche Holding                                         49,748           9,495
   Swatch Group                                           6,846             375
   Swiss Life Holding                                     5,327           1,500
   Swiss Reinsurance                                     80,671           5,998
   Swisscom                                               4,345           1,655
   Syngenta                                              21,110           5,207
   UBS                                                   53,913           2,731
   Xstrata                                               82,258           5,783
   Zurich Financial Services                             18,015           5,254
                                                                  --------------
                                                                         86,632
                                                                  --------------

TAIWAN -- 0.3%
   Compal Electronics                                 1,032,618           1,192
   High Tech Computer GDR                                10,140             753
   Taiwan Semiconductor Manufacturing                   528,229             992
   Taiwan Semiconductor Manufacturing
      ADR                                               124,987           1,240
                                                                  --------------
                                                                          4,177
                                                                  --------------

THAILAND -- 0.1%
   PTT                                                  101,300           1,137
                                                                  --------------

UNITED KINGDOM -- 16.2%
   3i Group                                              54,511           1,219
   Acergy                                               156,100           3,336
   Aegis Group                                           33,078              76
   Alliance & Leicester                                  32,500             488
   Amec                                                 289,250           4,565
   Anglo American                                       135,127           9,130
   Antofagasta                                           23,600             370
   ARM Holdings                                          61,587             168
   AstraZeneca                                          105,106           4,992
   AstraZeneca (SEK)*                                    19,954             954
   Autonomy*                                            140,500           2,307
   Aviva                                                470,693           6,600
   BAE Systems                                        1,294,850          12,247
   Balfour Beatty                                        13,442             135
   Barclays                                             717,391           8,305
   Barratt Developments                                  74,933             717
   Bellway                                               20,698             413
   Berkeley Group Holdings                               25,800             748
   BG Group                                              17,196             360
   BHP Billiton                                         296,556           9,799
   Bovis Homes Group                                      6,714              87
   BP                                                 1,193,936          14,484
   Brit Insurance Holdings                               46,000             243

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   British Airways*                                     116,394   $         817
   British American Tobacco                              76,585           2,971
   British Energy Group                                 201,000           2,161
   British Land+                                         76,633           1,448
   BT Group                                             181,349           1,069
   Centrica                                             398,987           2,986
   Charter*                                              17,453             310
   Chaucer Holdings                                     253,700             527
   Compass Group                                        236,000           1,547
   Cookson Group                                         29,077             445
   Daily Mail & General Trust                            64,357             736
   Diageo                                               246,550           5,541
   Dimension Data Holdings                              228,000             288
   DS Smith                                              95,000             409
   Emap                                                   5,166              88
   Enterprise Inns                                       41,061             449
   Firstgroup                                           208,896           3,050
   FKI                                                  168,900             268
   Friends Provident                                      4,580              15
   Galliford Try                                          7,214              19
   GKN                                                  122,493             806
   GlaxoSmithKline                                      369,194           9,777
   Go-Ahead Group                                         5,300             270
   Greene King                                           48,500             817
   Group 4 Securicor                                      2,780              12
   Hays                                                  73,496             192
   HBOS                                                 493,241           8,093
   Home Retail Group                                    331,097           2,362
   HSBC Holdings                                        548,982           9,369
   Imperial Tobacco Group                                38,796           2,006
   Investec                                              17,180             184
   ITV                                                  791,100           1,392
   Kazakhmys                                             56,800           1,571
   Laird Group                                           42,700             514
   Legal & General Group                                219,861             586
   Lloyds TSB Group                                      95,778             975
   LogicaCMG                                             54,037             138
   London Stock Exchange Group                           93,980           3,440
   Lonmin                                                 6,800             454
   Marks & Spencer Group                                 36,100             433
   Michael Page International                            37,223             250
   Millennium & Copthorne Hotels                         72,643             694
   Mitchells & Butlers                                   87,239           1,035
   Mondi                                                 48,016             383
   National Grid                                        211,866           3,579
   Next                                                  18,964             678
   Northern Foods                                       523,400           1,025
   Old Mutual                                           633,812           2,197
   Persimmon                                             34,500             567
   Premier Foods                                         91,600             377
   Prudential                                           176,829           2,469
   Punch Taverns                                         75,210           1,270
   Qxl Ricardo                                           10,900             381
   Reckitt Benckiser Group                               32,203           1,914


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      77

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Reed Elsevier                                         50,130   $         631
   Reuters Group                                         72,300             886
   Rio Tinto                                             57,328           6,648
   Rolls-Royce Group, Cl B                            4,203,200              10
   Royal & Sun Alliance Insurance
      Group                                             715,683           2,185
   Royal Bank of Scotland Group                       1,514,679          14,295
   SABMiller                                            238,164           6,777
   Scottish & Southern Energy                            53,370           1,745
   Severn Trent                                          20,500             661
   Shire                                                134,500           3,216
   Smith & Nephew                                       386,650           4,623
   St. Ives Group                                        90,600             464
   Stagecoach Group                                     128,842             654
   Standard Chartered                                    44,832           1,764
   Standard Chartered (HKD)*                              8,300             309
   Standard Life                                        199,499           1,077
   Stolt-Nielsen                                         39,985           1,002
   Tate & Lyle                                            3,919              36
   Taylor Woodrow                                       505,434           2,136
   Tesco                                                357,700           3,523
   Travis Perkins                                         9,800             268
   Trinity Mirror                                        35,300             246
   Tui Travel                                            32,974             186
   Unilever                                              61,090           2,241
   United Utilities                                     126,289           1,948
   Vodafone Group                                     8,552,017          32,038
   Wolseley                                              65,888             941
   WPP Group                                             63,000             795
   Yell Group                                           140,779           1,206
                                                                  --------------
                                                                        259,608
                                                                  --------------
Total Common Stock
   (Cost $1,163,799) ($ Thousands)                                    1,430,574
                                                                  --------------

MORTGAGE-BACKED SECURITIES -- 8.3%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.9%
   FHLMC
         6.000%, 07/01/21 to 05/01/22             $       1,893           1,934
   FHLMC ARM
         5.804%, 01/01/37                                 6,358           6,461
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35                                 7,575           1,845
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35                                 1,360             296
   FHLMC TBA
         6.000%, 12/15/18                                16,000          16,335
   FNMA
         5.500%, 02/01/21                                    13              13
   FNMA (H)
         4.117%, 01/02/08                                 2,120           2,113

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA TBA
         6.000%, 12/01/18 to 01/01/37             $      55,000   $      56,214
         5.500%, 01/01/19 to 01/01/37                       611             683
   FNMA CMO STRIPS, Ser 10,
      Cl FD (D)
         5.481%, 12/25/07                                 1,399           1,390
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO
         5.000%, 11/01/35                                   491             111
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
         5.000%, 08/01/35                                 8,590           2,097
   FNMA CMO STRIPS, Ser 377,
      Cl 2, IO
         5.000%, 10/01/36                                    16               4
   GNMA ARM
         6.500%, 12/30/07 to 05/20/34                     1,252           1,270
         5.500%, 07/20/35 to 06/20/36                       966             972
         5.250%, 08/20/34                                   163             165
         4.750%, 12/20/33                                 1,902           1,904
   GNMA ARM (I)
         6.000%, 06/20/35                                   508             514
         5.500%, 03/20/36                                   393             395
         5.000%, 02/20/36                                   236             237
                                                                  --------------
                                                                         94,953
                                                                  --------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.4%
   American Home Mortgage
      Investment Trust, Ser 2004-3,
      Cl 2A (D)
         6.644%, 03/01/08                                 2,101           2,067
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 6A (D)
         5.294%, 12/25/07                                 3,895           3,871
   American Home Mortgage
      Investment Trust, Ser 2005-4,
      Cl 5A (D)
         5.350%, 12/25/07                                 2,479           2,462
   American Home Mortgage
      Investment Trust, Ser 2006-1,
      Cl 2A3 (D)
         5.100%, 12/25/07                                 1,310           1,181
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
         5.611%, 05/10/45                                   714             721
   Banc of America Funding,
      Ser 2006-A, Cl 2A2 (D)
         5.558%, 12/01/07                                   151             151
   Banc of America Mortgage Securities,
      Ser 2004-10, Cl 2A1
         5.000%, 12/25/19                                   591             586


--------------------------------------------------------------------------------
78      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (D)
         5.005%, 12/01/07                         $         481   $         479
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (D)
         5.939%, 12/27/07                                   225             176
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (D)
         6.789%, 12/27/07                                   338             124
   Countrywide Alternative Loan Trust,
      Ser 2006-0A11, Cl M3 (D)
         5.219%, 12/30/07                                   456             445
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (D)
         5.089%, 12/01/07                                   533             534
   Countrywide Home Loans,
      Ser 2006-HYB1, Cl 1A1 (D)
         5.357%, 12/20/07                                   517             510
   Countrywide Home Loans,
      Ser 2006-HYB2, Cl 1A1 (D)
         5.001%, 12/20/07                                 1,445           1,459
   DLSA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M4 (D)
         5.761%, 12/19/07                                   221             181
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (D)
         5.286%, 12/19/07                                   306             290
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M5 (D)
         5.831%, 12/19/07                                   140             111
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M7 (D)
         6.771%, 12/19/07                                   140             105
   Deutsche Alternatives Securities
      Mortgage Loan Trust,
      Ser 2006-AB3, Cl A1 (D)
         6.250%, 06/30/36                                   856             853
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1 (D)
         5.642%, 12/01/07                                 3,344           3,273
   First Horizon Mortgage Pass-Through
      Trust, Ser 2006-AR3, Cl 1A1 (D)
         5.684%, 12/01/07                                   711             714
   GS Mortgage Securities,
      Ser 2007-GG10, Cl A4 (D)
         5.993%, 08/10/45                                   100             103
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR1, Cl M3 (D)
         5.443%, 12/27/07                                   300             208
   Indymac Mortgage Loan Trust,
      Ser 2004-AR11, Cl 4A1 (D)
         5.785%, 12/01/07                                 1,582           1,566
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A (D)
         7.498%, 12/01/07                                    96              96

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB17, Cl A4
         5.429%, 12/12/43                         $         100   $         100
   Lehman Mortgage Trust, Ser 2006-4,
      Cl 4A1
         6.000%, 08/25/21                                 2,841           2,848
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 1A1 (D)
         5.301%, 12/01/07                                 1,532           1,542
   Master Adjustable Rate Mortgages,
      Ser 2004-6, Cl 2A1 (D)
         5.329%, 07/25/34                                 1,390           1,404
   Master Adjustable Rate Mortgages,
      Ser 2005-2, Cl 3A1 (D)
         4.774%, 12/01/07                                   667             665
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1 (F)
         6.500%, 03/25/34                                   324             327
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1 (D) (F)
         6.500%, 10/25/34                                   386             388
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A (G)
         5.995%, 12/09/07                                 1,227           1,231
   Residential Accredit Loans,
      Ser 2005-Q05, Cl M3 (D)
         5.673%, 12/25/07                                   398             341
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2 (D)
         5.240%, 12/25/07                                 1,368           1,391
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (D)
         5.189%, 12/27/07                                   279             271
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1 (D)
         5.248%, 12/25/07                                 1,326           1,319
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-16 XS, Cl M2 (D)
         5.689%, 12/25/07                                   200             138
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY4, Cl 1A1 (D)
         5.559%, 12/01/07                                 2,702           2,685
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY6, Cl HY6 (D)
         5.707%, 06/25/37                                   927             924
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I,
      Cl B1 (D)
         5.839%, 12/01/07                                   119             119
                                                                  --------------
                                                                         37,959
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $132,862) ($ Thousands)                                        132,912
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      79

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.1%

MORTGAGE RELATED SECURITIES -- 1.1%
   ACE Securities, Ser 2003-NC1,
      Cl M (D)
         5.653%, 12/25/07                         $         600   $         563
   ACE Securities, Ser 2003-OP1,
      Cl M1 (D)
         5.489%, 12/26/07                                   250             243
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (D)
         7.539%, 12/12/07                                   110              37
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (D)
         6.139%, 12/25/07                                   380             339
   Argent Securities, Ser 2003-W5,
      Cl M1 (D)
         5.489%, 12/25/07                                   250             246
   Argent Securities, Ser 2003-W9,
      Cl M1 (D)
         5.479%, 12/26/07                                   343             340
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5,
      Cl M1 (D)
         5.402%, 12/15/07                                   456             432
   Basic Asset Backed Securities Trust,
      Ser 2006-1, Cl A1 (D)
         4.953%, 12/25/07                                   573             569
   Chase Funding Mortgage Loan,
      Ser 2004-2, Cl 1A3
         4.209%, 09/25/26                                    16              16
   Countrywide Asset-Backed
      Certificates, Ser 2003-5,
      Cl MV2 (D)
         6.389%, 12/25/07                                   251             230
   Countrywide Asset-Backed
      Certificates, Ser 2005-15,
      Cl 1AF1 (D)
         4.929%, 12/25/07                                   229             229
   Credit Suisse Asset-Backed Mortgage
      Trust, Ser 2006-1, Cl A1B (D)
         5.725%, 12/26/07                                   332             331
   First Franklin Mortgage Loan Asset,
      Ser 2004-FF10, Cl A2 (D)
         5.273%, 12/26/07                                    26              25
   GSAA Home Equity NIM Trust,
      Ser 2006-2, Cl 2A1 (D)
         4.973%, 12/27/07                                 1,344           1,340
   GSAA Home Equity NIM Trust,
      Ser 2006-HE3N, Cl N1 (F)
         5.500%, 05/25/36                                    67               6
   Heat Equity Asset Trust NIM,
      Ser 2006-1N, Cl A (F)
         6.500%, 05/27/36                                    62              12

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (D)
         7.189%, 12/25/07                         $         339   $         318
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (D)
         6.539%, 12/31/07                                   525             301
   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (D)
         6.039%, 12/31/07                                   120              70
   Lehman XS Trust, Ser 2005-7N,
      Cl M71 (D)
         6.539%, 12/27/07                                   300             156
   Lehman XS Trust, Ser 2005-9N,
      Cl M4 (D)
         6.189%, 12/30/07                                   170             127
   Master Asset Backed Securities Trust,
      Ser 2006-AB1, Cl A1 (D)
         5.013%, 12/27/07                                 1,312           1,295
   Merrill Lynch Mortgage Investors
      Trust, Ser 2003-HE1, Cl M2 (D)
         6.523%, 12/25/07                                    74              64
   Morgan Stanley, Ser 2003-NC10,
      Cl M1 (D)
         5.469%, 12/27/07                                   573             537
   New Century Home Equity Loan
      Trust, Ser 2004-A, Cl AII3 (D)
         4.450%, 12/01/07                                   119             119
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2 (G)
         4.461%, 12/25/07                                   665             659
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (D)
         5.439%, 12/23/07                                   254             233
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (D) (F)
         7.289%, 12/27/07                                    60              20
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (D) (F)
         7.289%, 12/27/07                                   140              35
   Ownit Mortgage Loan, Ser 2006-1,
      Cl AF1 (G)
         5.424%, 12/25/36                                   708             694
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1 (D)
         5.603%, 12/25/07                                    54              48
   Residential Asset Mortgage Products,
      Ser 2006-RZ1, Cl A1 (D)
         5.211%, 12/27/07                                 1,868           1,854
   Residential Asset Securities,
      Ser 2006-EMX2, Cl A1 (D)
         4.953%, 12/27/07                                   450             447
   Residential Asset Securities,
      Ser 2006-KS2, Cl A1 (D)
         4.943%, 12/27/07                                   225             225


--------------------------------------------------------------------------------
80      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (D) (F)
         4.889%, 12/25/07                         $         772   $         762
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (D) (F)
         4.939%, 12/25/07                                 1,400           1,363
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (F)
         7.500%, 06/25/36                                    64              19
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (F)
         5.000%, 05/25/35                                    96               3
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2 (D)
         7.789%, 12/25/07                                   226             180
   Structured Asset Investment Loan
      Trust, Ser 2005-1, Cl A4 (D) (F)
         5.103%, 12/25/07                                    55              55
   Structured Asset Securities,
      Ser 2005-WF1, Cl A2 (D)
         5.331%, 12/25/07                                    33              33
   Terwin Mortgage Trust, Ser 2006-5,
      Cl 1A2A (D) (F)
         5.221%, 12/26/07                                 2,376           2,281
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 2A1 (D)
         4.500%, 06/25/36                                   342             196
                                                                  --------------
Total Asset-Backed Securities
   (Cost $18,523) ($ Thousands)                                          17,052
                                                                  --------------

PREFERRED STOCK -- 0.6%

BRAZIL -- 0.4%
   ArcelorMittal                                         39,650           2,934
   Petroleo Brasileiro                                   33,100           1,339
   Usinas Siderurgicas de Minas Gerais,
      Cl A                                               43,500           2,225
                                                                  --------------
                                                                          6,498
                                                                  --------------

GERMANY -- 0.1%
   Porsche                                                  363             808
                                                                  --------------

ITALY -- 0.1%
   Istituto Finanziario Industriale*                     47,700           1,700
                                                                  --------------
SOUTH KOREA -- 0.0%
   Samsung Electronics                                    1,400             617
                                                                  --------------
Total Preferred Stock
   (Cost $6,762) ($ Thousands)                                            9,623
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 0.5%

CONSUMER DISCRETIONARY -- 0.0%
   Time Warner
         6.875%, 05/01/12                         $         425   $         449
                                                                  --------------
ENERGY -- 0.1%
   Dominion Resources
         4.750%, 12/15/10                                   285             285
   Exelon Generation
         6.950%, 06/15/11                                   425             448
   Weatherford International (F)
         5.950%, 06/15/12                                   175             183
                                                                  --------------
                                                                            916
                                                                  --------------

FINANCIALS -- 0.4%
   Capmark Financial Group (F)
         6.300%, 05/10/17                                    50              34
         5.875%, 05/10/12                                   100              78
   Cit Group
         5.000%, 02/13/14                                   565             505
   Discover Financial Services (F)
         6.450%, 06/12/17                                   100             101
   Genworth Financial
         5.750%, 06/15/14                                   310             316
         5.650%, 06/15/12                                   515             528
   HSBC Finance
         6.375%, 10/15/11                                   425             437
   Istar Financial+
         5.875%, 03/15/16                                   285             233
   Lehman Brothers Holdings MTN
         5.750%, 05/17/13                                   145             146
         5.500%, 04/04/16                                   280             269
   Merrill Lynch
         6.050%, 05/16/16                                   225             220
   Morgan Stanley
         4.750%, 04/01/14                                   425             405
   Residential Capital
         8.375%, 06/30/15                                    75              48
         7.500%, 02/22/08                                   200             132
         6.500%, 04/17/13                                   990             640
   SLM MTN (C) (D)
         4.660%, 12/17/07                                 1,856           1,856
   Shinsei Finance Cayman (D) (F)
         6.418%, 01/29/49                                   490             430
   Washington Mutual Preferred
      Funding (B) (D) (F)
         6.534%, 03/29/49                                   500             266
                                                                  --------------
                                                                          6,644
                                                                  --------------

INDUSTRIALS -- 0.0%
   Lafarge
         6.150%, 07/15/11                                   255             263
   US Steel
         5.650%, 06/01/13                                   105             104
                                                                  --------------
                                                                            367
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      81

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                      Face Amount($ Thousands)/    Market Value
Description                                   Shares/Contracts    ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group
         5.350%, 02/27/12                         $          80   $          81
                                                                  --------------
Total Corporate Obligations
   (Cost $9,219) ($ Thousands)                                            8,457
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
   FHLMC (H)
         4.504%, 03/31/04                                    50              49
   FNMA (A)
         5.580%, 03/12/08                                   250             247
   FNMA (A) (H)
         4.605%, 03/26/08                                   100              98
         4.504%, 03/28/08                                    50              49
         4.359%, 04/16/08                                   125             123
         4.280%, 05/09/08                                   649             637
         4.262%, 05/07/08                                 5,326           5,231
                                                                  --------------

Total U.S. Government Agency Obligations
   (Cost $6,432) ($ Thousands)                                            6,434
                                                                  --------------

EXCHANGE TRADED FUND -- 0.0%

UNITED STATES -- 0.0%
iShares MSCI EAFE Index Fund*                               700              58
                                                                  --------------
Total Exchange Traded Fund
   (Cost $55) ($ Thousands)                                                  58
                                                                  --------------

RIGHTS -- 0.0%

                                                      Number of
                                                         Rights
                                                  -------------
AUSTRALIA -- 0.0%
   Newcrest Mining, Expires 10/17/07*
         0.000%, 12/11/07                                    53             270
                                                                  --------------
SINGAPORE -- 0.0%
   Hotel Plaza, Expires 11/28/08*
         0.000%, 12/22/07                                    42               3
                                                                  --------------
Total Rights
   (Cost $0) ($ Thousands)                                                  273
                                                                  --------------
PURCHASED OPTIONS -- 0.0%

UNITED STATES -- 0.0%
   July 2008 U.S. Ten Year Treasury Call,
      Expires 06/16/08,
      Strike Price $95*                                      28              89
                                                                  --------------
Total Purchased Options
   (Cost $12) ($ Thousands)                                                  89
                                                                  --------------

--------------------------------------------------------------------------------
                                     Face Amount ($ Thousands)/    Market Value
Description                                    Shares/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
EQUITY LINKED WARRANT -- 0.0%

HONG KONG -- 0.0%
   Tian An China Investments,
      Expires 12/21/07*                                     196   $          28
                                                                  --------------
Total Equity Linked Warrants
   (Cost $0) ($ Thousands)                                                   28
                                                                  --------------

CASH EQUIVALENTS -- 6.8%

UNITED STATES -- 6.8%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      5.020%**++                                      6,659,789           6,660
   SEI Liquidity Fund, L.P.,
      5.110%**++ (C)                                102,964,379         102,964
                                                                  --------------
Total Cash Equivalents
   (Cost $109,624) ($ Thousands)                                        109,624
                                                                  --------------

U.S. TREASURY OBLIGATIONS (E) -- 0.5%
   U.S. Treasury Bills
         3.023%, 02/21/08                         $       4,025           3,998
         3.715%, 12/20/07 (A)                               450             449
   U.S. Treasury Inflationary Index
      Notes (B)
         2.375%, 04/15/11                                 3,341           3,484
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $7,875) ($ Thousands)                                            7,931
                                                                  --------------

COMMERCIAL PAPER (E) -- 0.3%
   Rabobank USA Finance
         4.670%, 12/04/07                                 5,000           4,997
                                                                  --------------
Total Commercial Paper
   (Cost $4,997) ($ Thousands)                                            4,997
                                                                  --------------
Total Investments -- 107.6%
   (Cost $1,460,160) ($ Thousands)                                $   1,728,052
                                                                  ==============

WRITTEN OPTION -- 0.0%

UNITED STATES -- 0.0%
   July 2008 U.S. Ten Year Treasury Call,
      Expires 06/16/08,
      Strike Price: $95.5*                                  (28)            (56)
                                                                  --------------
Total Written Option
   (Premiums Received $(4)) ($ Thousands)                         $         (56)
                                                                  --------------


--------------------------------------------------------------------------------
82      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                    NUMBER OF                    APPRECIATION/
            TYPE OF                 CONTRACTS     EXPIRATION     (DEPRECIATION)
            CONTRACT               LONG (SHORT)      DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                           (11)        Mar-2008       $         (16)
90-Day Euro$                           (23)        Mar-2009                 (76)
90-Day Euro$                           (33)        Mar-2010                 (90)
90-Day Euro$                           (21)        Mar-2011                 (46)
90-Day Euro$                             8         Mar-2012                   9
90-Day Euro$                            27         Jun-2008                  35
90-Day Euro$                            58         Jun-2009                 160
90-Day Euro$                           130         Jun-2010                (297)
90-Day Euro$                            17         Jun-2011                  21
90-Day Euro$                             4         Jun-2012                   4
90-Day Euro$                           (30)        Sep-2008                (100)
90-Day Euro$                            58         Sep-2009                 181
90-Day Euro$                           (37)        Sep-2010                 (87)
90-Day Euro$                            19         Sep-2011                  23
90-Day Euro$                             9         Sep-2012                  10
90-Day Euro$                           (41)        Dec-2007                  12
90-Day Euro$                          (180)        Dec-2008                (645)
90-Day Euro$                           (34)        Dec-2009                (102)
90-Day Euro$                           (32)        Dec-2010                 (74)
90-Day Euro$                             8         Dec-2011                   9
Amsterdam Index                         33         Dec-2007                  16
CAC40 10 Euro                          163         Dec-2007                 326
DAX Index                               51         Dec-2007                 412
DJ Euro Stoxx 50 Index                 156         Dec-2007                  71
Fed Fund 30 day                         12         Jan-2007                   6
Fed Fund 30 day                          1         Mar-2007                   1
FTSE 100 Index                         286         Dec-2007                 690
Hang Seng Index                         21         Dec-2007                 214
IBEX 35 Plus Index                      27         Dec-2007                  27
MSCI Sing Index                         25         Dec-2007                  74
Nikkei 225 Index                        17         Dec-2007                 (37)
OMX Index                              242         Dec-2007                 111
S&P/MIB Index                           17         Dec-2007                  14
SPI 200 Index                           79         Dec-2007                 384
Topix Index                            132         Dec-2007                (274)
U.S. 2 Year Treasury Note               24         Mar-2007                 (15)
U.S. 5 Year Treasury Note              (12)        Dec-2007                  (4)
U.S. 5 Year Treasury Note               25         Mar-2007                  (7)
U.S. 10 Year Treasury Note               2         Mar-2007                  (2)
U.S. Long Treasury Bond                 (6)        Dec-2007                 (30)
                                                                  -------------
                                                                  $         908
                                                                  -------------

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2007 is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------

                                                                   UNREALIZED
                           CURRENCY TO         CURRENCY TO       APPRECIATION/
       MATURITY              DELIVER             RECEIVE         (DEPRECIATION)
        DATE               (THOUSANDS)         (THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------
12/21/07                 AUD       1,256     EUR         545      $          10
12/21/07-04/21/08        AUD      18,969     JPY   1,920,000                754
12/21/07                 CAD      37,166     USD      38,270              1,074
12/21/07                 CHF       5,895     EUR       3,583                 32
12/21/07-05/22/08        CHF      47,500     USD      40,657             (1,700)
12/21/07-05/22/08        CHF      48,400     GBP      20,245             (1,531)
12/21/07-05/22/08        CHF      23,600     NZD      27,512               (125)
12/21/07                 EUR       1,746     CHF       2,881                 (8)
12/21/07                 EUR       5,475     USD       8,017                (22)
12/21/07                 EUR       7,399     SEK      68,780                (91)
12/21/07                 GBP       2,815     AUD       6,474                (63)
12/21/07-05/22/08        GBP      25,331     JPY   5,788,000                674
12/21/07-03/25/08        GBP      18,382     CHF      43,900              1,307
12/21/07                 HKD     112,288     USD      14,448                 15
12/21/07-05/22/08        JPY   7,156,000     GBP      31,173             (1,218)
12/21/07-05/22/08        JPY   2,859,000     USD      24,613             (1,381)
12/21/07-04/21/08        JPY   1,920,000     AUD      19,689               (118)
12/21/07                 MXP      85,156     USD       7,780                (32)
12/21/07                 NZD         547     USD         413                 (6)
12/21/07-04/21/08        NZD      24,826     CHF      21,400                174
12/21/07                 SEK      38,260     EUR       4,129                 70
12/24/07                 SGD       5,905     USD       4,093                  4
12/17/07                 USD         952     DKK       4,786                (10)
12/17/07                 USD      41,259     EUR      27,809               (429)

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                            CURRENCY TO       CURRENCY TO        APPRECIATION/
    MATURITY                  DELIVER           RECEIVE          (DEPRECIATION)
      DATE                  (THOUSANDS)       (THOUSANDS)        ($ THOUSANDS)
--------------------------------------------------------------------------------
12/17/07                  USD       2,396   HKD      18,637       $          (1)
12/21/07                  USD       5,326   CAD       4,970                (352)
12/17/07                  USD         183   NZD         241                   2
12/17/07                  USD       1,419   SGD       2,043                  (5)
12/21/07-03/26/08         USD      42,401   JPY   4,782,034                 899
12/17/07-12/21/07         USD      20,692   AUD      23,441                  24
12/17/07-12/21/07         USD      20,692   AUD      23,441                  24
12/17/07-12/21/07         USD      89,814   GBP      43,793                 181
12/17/07-12/21/07         USD       2,187   NOK      11,981                 (26)
12/17/07-12/21/07         USD       5,184   SEK      32,704                 (62)
12/21/07-04/21/08         USD      70,476   CHF      80,398               1,025
12/21/07                  ZAR      17,346   USD       2,573                  27
                                                                  -------------
                                                                  $        (884)
                                                                  =============

A summary of outstanding swap agreements held by the Fund at November 30, 2007, is as follows:
--------------------------------------------------------------------------------

                                        TOTAL RETURN SWAPS
---------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                     NOTIONAL        APPRECIATION
                                                       EXPIRATION     AMOUNT        (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
Deliver payment on the quarterly reset spread
   from Swiss Market Index plus 25 basis points
   times the notional amount. Fund pays
   payment if the return on the spread
   appreciates over the payment period
   and receives if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bear Stearns)                         01/17/08         10,895 CHF       $   (428)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index plus 40 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                      02/28/08          8,000               (207)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index plus 30 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Merrill Lynch)                        01/31/08         15,000               (376)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index plus 50 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                      02/28/08          9,000               (233)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index minus 10 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                      03/31/08         16,000               (414)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index plus 5 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                      01/31/08         10,000               (253)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index minus 75 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Wachovia)                             01/31/08          4,000               (103)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index plus 40 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                      04/30/08          5,000               (125)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      83

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                     NOTIONAL        APPRECIATION
                                                       EXPIRATION     AMOUNT        (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index minus 80 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                       03/31/08         12,000           $   (310)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index minus 50 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Goldman Sachs)                        03/31/08          5,000               (129)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS IG 10Yr Index
   plus 35 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                      05/01/08          5,000               (181)

Receive payment on the monthly reset spread
   from Lehman Brothers -- CMBS AAA 8.5 Plus
   Index plus 15 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                       01/01/08          5,000               (194)

Receive payment on the monthly reset spread
   from Lehman Brothers -- CMBS AAA 8.5 Plus
   Index minus 25 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Goldman Sachs)                        03/01/08          9,000                356

Delivers payment on the quarterly reset spread
   from MSCI EAFE Index minus 20 basis points
   times the notional amount. Fund receives
   payment if the return on the spread appreci-
   ates over the payment period and pays if
   the return on the spread depreciates over
   the payment period.
   (Counterparty: Bear Stearns)                         03/23/08         17,210                426

Delivers payment on the quarterly reset spread
   from MSCI Japan Net Index plus 20 basis
   points times the notional amount. Fund
   receives payment if the return on the spread
   appreciates over the payment period and
   pays if the return on the spread depreciates
   over the payment period.
   (Counterparty: Goldman Sachs)                        03/24/08         14,935               (628)
                                                                                          --------
                                                                                          $ (2,799)
                                                                                          ========

---------------------------------------------------------------------------------------------------
                                        CREDIT DEFAULT SWAPS
---------------------------------------------------------------------------------------------------
Fund delivers quarterly payment of 0.1125%
   (0.450% per annum) times the notional
   amount of the iTraxx Europe Senior Financials
   5 Year Index, Series 8. Upon a defined credit
   event, Fund receives the notional amount and
   delivers the defined deliverable obligation.
   (Counterparty: Bank of America)                      12/20/12          1,250           $     (2)

Fund pays quarterly payment of 0.1125%
   (0.450% per annum) times the notional
   amount of the iTraxx Europe Senior Financials
   5 Year Index, Series 8. Upon a defined credit
   event, Fund receives the notional amount and
   delivers the defined deliverable obligation.
   (Counterparty: Goldman Sachs)                        12/20/12          2,750                 (1)

Fund pays quarterly payment of 0.0800%
   (0.320% per annum) times the notional
   amount of Alcan, Inc., 4.875%, 09/15/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      03/20/14            650                 (2)

Fund pays quarterly payment of 0.0880%
   (0.350% per annum) times the notional
   amount of Alcan, Inc., 4.875%, 09/15/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/13            750                 (3)

--------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                     NOTIONAL        APPRECIATION
                                                       EXPIRATION     AMOUNT        (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1100%
   (0.440% per annum) times the notional
   amount of Autozone, Inc., 5.875%, 10/15/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            750           $     (1)

Fund pays quarterly payment of 0.1380%
   (0.550% per annum) times the notional
   amount of Black & Decker Corp., 7.125%,
   06/01/11. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            750                 (1)

Fund pays quarterly payment of 0.0500%
   (0.200% per annum) times the notional
   amount of Campbell Soup Co., 4.875%,
   10/01/13. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      06/20/14          1,075                  2

Fund pays quarterly payment of 0.1000%
   (0.400% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            925                (17)

Fund pays quarterly payment of 0.1000%
   (0.400% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            600                (11)

Fund pays quarterly payment of 0.1000%
   (0.400% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                      12/20/11         11,300               (151)

Fund pays quarterly payment of 0.1110%
   (0.445% per annum) times the notional
   amount of Darden Restaurants, Inc., 7.125%,
   02/01/16. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            750                  1

Fund pays quarterly payment of 0.2950%
   (1.180% per annum) times the notional
   amount of Gap, Inc., 8.800%, 12/15/08.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            750                (10)

Fund pays quarterly payment of 0.0980%
   (0.390% per annum) times the notional
   amount of Johnson Controls, Inc., 7.125%,
   07/15/17. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/13            750                 (1)

Fund pays quarterly payment of 0.0930%
   (0.370% per annum) times the notional
   amount of Johnson Controls, Inc., 7.125%,
   07/15/17. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/13            750                 (1)

Fund pays quarterly payment of 0.1190%
   (0.475% per annum) times the notional
   amount of Limited Brands, Inc., 6.125%,
   12/01/12. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            750                  4

Fund pays quarterly payment of 0.1830%
   (0.730% per annum) times the notional
   amount of Masco Corp., 5.875%, 07/15/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/13            750                 14

Fund pays quarterly payment of 0.1175%
   (0.475% per annum) times the notional
   amount of MeadWestvaco, 6.850%, 04/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            750                 31


--------------------------------------------------------------------------------
84      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

---------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                     NOTIONAL        APPRECIATION
                                                       EXPIRATION     AMOUNT        (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0880%
   (0.3500% per annum) times the notional
   amount of MGIC Investment Corp., 6.000%,
   11/01/15. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/13            750           $    109

Fund pays quarterly payment of 0.0550%
   (0.220% per annum) times the notional
   amount of Nucor Corp., 4.875%, 10/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            750                 (1)

Fund pays quarterly payment of 0.0350%
   (0.140% per annum) times the notional
   amount of Pitney Bowes, Inc., 4.625%,
   10/01/12. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/11          1,600                  4

Fund pays quarterly payment of 0.0880%
   (0.350% per annum) times the notional
   amount of PMI Group, Inc., 6.000%,
   09/15/16. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Bank of America)                      12/20/13            750                120

Fund pays quarterly payment of 0.0880%
   (0.350% per annum) times the notional
   amount of Radian Group, Inc., 7.750%,
   06/01/11. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Bank of America)                      12/20/13            750                185

Fund pays quarterly payment of 0.0475%
   (0.190% per annum) times the notional
   amount of TJX Cos, Inc., 7.450%, 12/15/09.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                      12/20/11            750                  6

Fund delivers monthly payment of 0.0520%
   (0.620% per annum) times the notional
   amount of CMBX-NA-A 3 Index. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation.
   (Counterparty: Goldman Sachs)                        12/25/49          1,000                (42)

Fund pays quarterly payment of 0.1150%
   (0.460% per annum) times the notional
   amount of Autozone, Inc., 5.875%, 10/15/12.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation.
   (Counterparty: JPMorgan Chase)                       12/20/11            750                 (1)

Fund pays quarterly payment of 0.0550%
   (0.220% per annum) times the notional
   amount of Black & Decker Corp., 7.125%,
   06/01/11. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/11            750                 (1)

Fund pays quarterly payment of 0.0540%
   (0.215% per annum) times the notional
   amount of Carnival Corp., 6.650%, 01/15/28.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                       06/20/12            750                  7

Fund pays quarterly payment of 0.0650%
   (0.260% per annum) times the notional
   amount of Dow Chemical Co., 6.000%,
   10/01/12. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/13            750                  7

Fund pays quarterly payment of 0.2950%
   (1.180% per annum) times the notional
   amount of Gap, Inc., 8.800%, 12/15/08.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/11            750                (10)

Fund pays quarterly payment of 0.3900%
   (1.560% per annum) times the notional
   amount of Hasbro, Inc., 2.750%, 12/01/21.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/11            750                183

---------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                     NOTIONAL        APPRECIATION
                                                       EXPIRATION     AMOUNT        (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.7700%
   (3.080% per annum) times the notional
   amount of Jones Apparel Group, Inc., 5.125%,
   11/15/14. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/11            750           $     30

Fund pays quarterly payment of 0.4500%
   (1.800% per annum) times the notional
   amount of Lubrizol Corp., 7.250%, 06/15/25.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/11            750                 (2)

Fund pays quarterly payment of 0.3500%
   (1.400% per annum) times the notional
   amount of MGIC Investment Corp., 6.000%,
   03/15/07. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/13            750                120

Fund pays quarterly payment of 0.2800%
   (1.120% per annum) times the notional
   amount of Nordstrom, Inc., 6.950%, 03/15/28.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/13            750                 16

Fund pays quarterly payment of 0.2200%
   (0.880% per annum) times the notional
   amount of Nucor Corp., 4.875%, 10/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/11            750                 (1)

Fund pays quarterly payment of 0.3500%
   (1.400% per annum) times the notional
   amount of PMI Group, Inc., 6.000%,
   09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/13            750                109

Fund pays quarterly payment of 0.2000%
   (0.800% per annum) times the notional
   amount of PPG Industries, Inc., 7.050%,
   08/15/09. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/11            750                  1

Fund pays quarterly payment of 0.3900%
   (1.560% per annum) times the notional
   amount of Radian Group, Inc., 7.750%,
   06/01/11. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/13            750                161

Fund pays quarterly payment of 0.2700%
   (1.080% per annum) times the notional
   amount of Southwest Airlines Co., 6.500%,
   03/01/12. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       12/20/11            750                  6

Fund pays quarterly payment of 0.3200%
   (1.280% per annum) times the notional
   amount of Washington Mutual Co., 5.250%,
   09/15/17. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                       03/20/12            700                 83

Fund pays quarterly payment of 0.4000%
   (1.600% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/11            650                 (8)

Fund pays quarterly payment of 0.4000%
   (1.600% per annum) times the notional
   amount of CDX.NA.IG., Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/11         12,300               (164)

Fund pays quarterly payment of 0.4000%
   (1.600% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/11          3,850                (51)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      85

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)
November 30, 2007

--------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                      NOTIONAL       APPRECIATION
                                                       EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0625%
   (0.250% per annum) times the notional
   amount of Dow Chemical Co., 6.000%,
   10/01/12. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/13            750           $      8

Fund pays quarterly payment of 0.1300%
   (0.520% per annum) times the notional
   amount of Lowe's Cos., 8.250%, 06/01/10.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/11            750                  8

Fund pays quarterly payment of 0.1130%
   (0.450% per annum) times the notional
   amount of Lubrizol Corp., 7.250%, 06/15/25.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/11            750                 (2)

Fund pays quarterly payment of 0.2250%
   (0.900% per annum) times the notional
   amount of MDC Holdings, Inc., 5.500%,
   05/15/13. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/11            750                 17

Fund pays quarterly payment of 0.0700%
   (0.280% per annum) times the notional
   amount of Nordstrom, Inc., 6.950%, 03/15/28.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation.
   (Counterparty: Merrill Lynch)                        12/20/13            750                 16

Fund pays quarterly payment of 0.1730%
   (0.690% per annum) times the notional
   amount of RR Donnelly & Sons Co., 4.950%,
   04/01/14. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/11            750                 (4)

Fund pays quarterly payment of 0.0680%
   (0.270% per annum) times the notional
   amount of Southwest Airlines Co., 6.500%,
   03/01/12. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/11            750                  5

Fund pays quarterly payment of 0.1130%
   (0.450% per annum) times the notional
   amount of Weyerhaeuser Co., 6.750%,
   03/15/12. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                        03/20/12            750                  9

Fund pays quarterly payment of 0.0850%
   (0.338% per annum) times the notional
   amount of Whirlpool Corp., 7.750%, 07/15/16.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Merrill Lynch)                        12/20/11            750                  5
                                                                                          --------
                                                                                          $    779
                                                                                          ========

Percentages are based on Net Assets of $1,606,626 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of November 30, 2007.

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at November 30, 2007 (see Note 9). The total value of securities on loan at November 30, 2007 was $100,027 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2007 was $104,820 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been deter- mined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2007. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
FDR -- Fiduciary Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SDR -- Swedish Depositary Receipt
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
86      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

World Equity Ex-US Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                       18.1%
Materials                                        11.5%
Industrials                                      10.6%
Mortgage-Backed Securities                        8.2%
Consumer Discretionary                            7.8%
Energy                                            7.7%
Telecommunication Services                        7.1%
Information Technology                            6.2%
Short-Term Investments                            5.9%
Consumer Staples                                  4.5%
Utilities                                         4.0%
Health Care                                       3.3%
Commercial Paper                                  3.2%
Asset-Backed Securities                           1.0%
U.S. Treasury Obligations                         0.5%
U.S. Government Agency Obligations                0.4%
Rights                                            0.0%
Options                                           0.0%
Equity-Linked Warrants                            0.0%
Exchange Traded Funds                             0.0%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares     ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 83.8%

ARGENTINA -- 0.0%
   Perez Companc ADR                                     27,984   $         316
   Petrobas Energia Participaciones
      ADR                                                18,516             209
   Telecom Argentina ADR, Ser B                          25,200             677
                                                                  --------------
                                                                          1,202
                                                                  --------------

AUSTRALIA -- 3.2%
   AED Oil*                                              31,200             119
   AGL Energy (B)                                        10,493             119
   Amcor                                                212,189           1,285
   AMP                                                  108,485             973
   Asciano Group                                         39,887             262
   Australia & New Zealand Banking
      Group                                              44,700           1,113
   Australian Infrastructure Fund                       308,800             901
   Babcock & Brown (B)                                   14,166             325
   BHP Billiton (B)                                     298,496          11,346
   BlueScope Steel                                      235,100           2,048
   Brambles                                             162,875           1,763
   Challenger Financial Services Group                  432,910           2,121
   Coca-Cola Amatil                                      22,094             195
   Commonwealth Bank of Australia                        32,400           1,709
   CSL                                                   47,379           1,461
   CSR                                                  243,900             656
   Dominion Mining                                        5,100              22
   Downer EDI (B)                                        89,303             390
   Felix Resources                                        5,600              40
   Flight Centre                                         47,900           1,239
   Fortescue Metals Group                                 8,900             446
   Foster's Group                                       250,651           1,397
   Goodman Fielder                                      758,427           1,311

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Incitec Pivot                                            300   $          24
   Independence Group                                       400               3
   ING Industrial Fund (B)                              449,521           1,065
   John Fairfax Holdings                                238,600           1,000
   Jubilee Mines                                         14,300             291
   Leighton Holdings                                     54,800           2,944
   Macquarie Airports (B)                             1,309,575           5,027
   Macquarie Group (B)                                   16,746           1,189
   Macquarie Infrastructure Group                       705,745           2,010
   Metcash (B)                                          287,200           1,110
   Minara Resources                                      17,500              97
   Mincor Resources                                       9,400              37
   Mirvac Group                                          24,436             124
   National Australia Bank                              148,888           5,043
   Newcrest Mining                                      130,150           3,886
   OneSteel                                              32,000             188
   Orica                                                  1,600              40
   Origin Energy                                        164,671           1,267
   Pacific Brands                                       759,807           2,097
   Portman*                                               7,551              75
   Qantas Airways                                       324,185           1,677
   QBE Insurance Group                                  345,439           9,905
   Rio Tinto                                             13,600           1,746
   Sally Malay Mining                                     5,500              25
   Santos                                                78,400             992
   Seven Network                                        137,300           1,639
   Sims Group                                             9,142             220
   Suncorp-Metway                                        62,964           1,040
   TABCORP Holdings                                      32,200             435
   Telstra                                             1,49,340           4,539
   Toll Holdings                                         83,855           1,017
   Westfield Group                                       59,368           1,073
   Westpac Banking                                       36,000             902
   Woolworths (B)                                       188,477           5,642
   WorleyParsons                                         65,092           2,883
   Zinifex                                              142,500           1,820
                                                                  --------------
                                                                         94,313
                                                                  --------------

AUSTRIA -- 0.4%
   Andritz                                                1,071              66
   bwin Interactive Entertainment*                       10,100             352
   Erste Bank der Oesterreichischen
      Sparkassen                                          4,200             306
   Immoeast*                                             17,439             189
   IMMOFINANZ                                            37,792             397
   OMV                                                   49,125           3,501
   Raiffeisen International Bank
      Holding (B)                                         7,358           1,201
   Shoeller-Bleckmann Oilfield
      Equipment                                           3,400             313


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      87

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Telekom Austria                                       22,300   $         655
   Voestalpine                                           32,263           2,368
   Wienerberger                                          12,500             709
                                                                  --------------
                                                                         10,057
                                                                  --------------

BELGIUM -- 0.9%
   Barco                                                  2,400             186
   Belgacom (B)                                          35,746           1,869
   Compagnie Maritime Belge                              30,500           2,737
   D'ieteren                                                 53              21
   Delhaize Group                                        12,232           1,068
   Dexia                                                 64,538           1,765
   Fortis                                               235,818           6,338
   Fortis (Netherlands Line)                             80,483           2,162
   Gimv                                                  11,200             820
   InBev                                                  7,600             668
   KBC Groep                                              8,900           1,241
   Solvay                                                 7,600           1,130
   UCB                                                   18,314             873
   Umicore                                               16,400           3,850
                                                                  --------------
                                                                         24,728
                                                                  --------------

BRAZIL -- 1.2%
   Acos Villares                                        754,000             339
   Banco Bradesco ADR (B)                               162,899           5,237
   Banco do Brasil                                       63,200           1,131
   Banco Nossa Caixa                                     25,300             392
   Cia de Saneamento Basico do Estado
      de Sao Paulo                                       55,560           1,370
   Cia de Saneamento de Minas
      Gerais-COPASA                                      22,700             403
   Cia Vale do Rio Doce ADR                             172,290           5,957
   Contax Participacoes                                   3,255             128
   EDP - Energias do Brasil                              41,500             627
   Gerdau ADR (B)                                        53,325           1,499
   Localiza Rent A Car                                  129,700           1,303
   Lojas Renner                                          71,300           1,685
   Natura Cosmeticos                                     61,800             649
   Petroleo Brasileiro ADR                                6,048             582
   Petroleo Brasileiro SA - Petrobras                    23,500           1,119
   Petroquimica Uniao                                     9,300              80
   Plascar Participacoes Industriais SA*                 16,600              86
   Santos-Brasil                                         76,876           1,012
   Souza Cruz                                            42,500           1,213
   Tim Participacoes ADR                                  5,200             202
   Tim Participacoes ADR (B)                            108,257           4,199
   Uniao de Bancos Brasileiros                            7,200             108
   Uniao de Bancos Brasileiros ADR                       38,730           5,799
   Uniao de Bancos Brasileiros GDR                        2,500             374
                                                                  --------------
                                                                         35,494
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
CANADA -- 4.7%
   Agrium*                                                9,847   $         565
   Aspreva Pharmaceuticals                                3,050              78
   Atco                                                   6,500             394
   Axcan Pharma*                                          4,900             111
   Bank of Montreal*                                     41,150           2,612
   Bank of Nova Scotia*                                 113,591           6,006
   Barrick Gold                                         259,100          10,484
   Barrick Gold (USD)*                                   18,900             766
   Biovail                                               37,500             571
   Bombardier, Cl B                                     399,700           2,419
   BPO Properties*                                        1,400              87
   CAE*                                                  87,200           1,028
   Cameco                                                97,969           4,064
   Canaccord Capital                                     33,300             529
   Canadian Imperial Bank of
      Commerce                                           54,778           4,869
   Canadian National Railway                             10,500             508
   Canadian Natural Resources                            60,810           3,949
   Canadian Utilities*                                   11,900             601
   Cascades*                                             11,000              91
   Celestica*                                            89,800             513
   CGI Group, Cl A*                                     412,260           4,689
   Cogeco*                                                   80               3
   Dorel Industries, Cl B*                               34,200           1,083
   Dundee*                                                1,500              33
   Eastern Platinum*                                    768,650           2,092
   Empire                                                 5,550             249
   EnCana                                               124,600           8,090
   European Goldfields*                                     300               2
   Fairfax Financial Holdings                             3,500           1,015
   Finning International*                                55,071           1,508
   George Weston*                                        28,350           1,555
   Gerdau Ameristeel                                     20,230             256
   Gildan Activewear*                                    14,900             566
   HudBay Minerals*                                      29,600             637
   Husky Energy*                                         44,820           1,779
   Industrial Alliance Insurance and
      Financial Services*                                 8,900             382
   Inmet Mining*                                         11,900           1,107
   Jean Coutu Group, Cl A                                 8,000              94
   Kinross Gold*                                          9,960             172
   Laurentian Bank                                        2,600             106
   Linamar                                                7,800             155
   Magna International, Cl A                             19,500           1,561
   Manulife Financial                                    30,600           1,279
   Methanex                                              20,020             595
   MI Developments, Cl A                                  4,700             128
   National Bank of Canada                               24,001           1,296
   Nexen                                                 21,701             616
   Nortel Networks                                          190               3
   Northbridge Financial                                  5,580             207


--------------------------------------------------------------------------------
88      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Nova Chemicals                                        43,300   $       1,402
   Onex                                                  20,400             740
   Open Text                                             26,100             840
   Paramount Resources, Cl A*                               200               3
   Petro-Canada                                          58,430           2,823
   Pinetree Capital                                     110,000             526
   Potash Saskatchewan                                  101,500          12,063
   Power Corp of Canada                                 109,800           4,445
   Power Financial                                       47,790           1,986
   PrimeWest Energy Trust                                 3,500              94
   QLT                                                    7,460              36
   Quebecor                                               6,560             254
   Research In Motion                                   130,850          14,897
   Rogers Communications, Cl B                          155,190           6,452
   Rothmans                                               7,600             190
   Royal Bank of Canada                                  84,602           4,486
   Saputo                                                 2,600             151
   Saskatchewan Wheat Pool*                                 200               2
   Savanna Energy Services                                  100               1
   Sherritt International                               112,400           1,573
   Shoppers Drug Mart                                    22,600           1,240
   Sino-Forest, Cl A                                     51,200           1,127
   South Atlantic Ventures*                              34,330             336
   Sun Life Financial                                    82,105           4,327
   Suncor Energy                                         17,100           1,636
   Teck Cominco, Cl B                                    90,100           3,452
   TELUS                                                 21,367             990
   Thomson                                               21,000             813
   Toronto-Dominion Bank                                    500              38
   TransCanada                                            6,700             266
   Yellow Pages Income Fund                                 590               8
                                                                  --------------
                                                                        138,700
                                                                  --------------

CHILE -- 0.1%
   Administradora de Fondos de
      Pensiones Provida ADR                               6,000             220
   Cervecerias Unidas ADR                                 8,100             289
   Cia Cervecerias Unidas ADR                             5,500             196
   Embotelladora Andina ADR                                 600              10
   Empresa Nacional de Electricidad
      ADR                                                 3,000             122
   Enersis ADR                                           78,500           1,371
   Lan Airlines ADR                                      73,600           1,086
                                                                  --------------
                                                                          3,294
                                                                  --------------

CHINA -- 2.0%
   Alibaba.com*                                          59,000             303
   Anhui Conch Cement                                   392,000           3,373
   Bank of China                                      5,553,000           2,889

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Bengang Steel Plates, Cl B                         1,053,100   $       1,058
   China Construction Bank                            3,741,000           3,594
   China International Marine
      Containers                                        131,400             228
   China Life Insurance                                 898,000           4,891
   China Oilfield Services                              402,000             957
   China Petroleum & Chemical, Cl H                   4,450,000           6,699
   China Shipping Container Lines                     1,098,750             987
   China Shipping Development                         1,578,000           4,277
   China Telecom                                      2,432,000           1,937
   Dongfeng Motor Group                               1,266,000             977
   First Tractor*                                       158,000             101
   Great Wall Motor                                     169,000             257
   Great Wall Technology*                                60,000              19
   Greentown Chinal Holdings                            218,000             380
   Guangdong Electric Power
      Development                                       247,600             200
   Hangzhou Steam Turbine                                98,000             233
   Harbin Power Equipment                               312,000           1,050
   Huadian Power International                          110,000              58
   Huaneng Power International                          342,000             363
   Industrial & Commercial Bank
      of China, Cl H                                  6,657,000           5,267
   Jiangxi Copper                                        99,000             262
   Jianling Motors, Cl B                                 12,100              16
   Lenovo Group                                       1,368,000           1,214
   PetroChina, Cl H                                   4,722,000           9,110
   Semiconductor Manufacturing
      International*                                    512,000              48
   Shanghai Electric Group                            1,077,000             855
   Sinotrans                                            574,000             282
   Spg Land Holdings*                                   160,000             130
   Tencent Holdings                                      28,000             209
   Weiqiao Textile                                      148,000             217
   Yanzhou Coal Mining                                2,304,000           4,741
   Zhejiang Expressway                                  794,000           1,136
                                                                  --------------
                                                                         58,318
                                                                  --------------
COLOMBIA -- 0.0%
   BanColombia ADR                                       18,500             684
                                                                  --------------
CYPRUS -- 0.2%
   Marfin Popular Bank                                  386,800           5,246
                                                                  --------------
CZECH REPUBLIC -- 0.4%
   CEZ                                                  141,119          10,450
   Unipetrol*                                            52,000             935
                                                                  --------------
                                                                         11,385
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      89

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
DENMARK -- 0.6%
   A P Moller - Maersk, Cl A                                161   $       1,895
   A P Moller - Maersk, Cl B (B)                            641           7,659
   Carlsberg, Cl B                                       15,523           1,983
   Danisco                                                7,281             539
   Danske Bank                                           48,946           1,970
   East Asiatic                                           7,875             541
   Novo-Nordisk, Cl B                                    13,750           1,751
   Vestas Wind Systems                                   26,000           2,477
                                                                  --------------
                                                                         18,815
                                                                  --------------

EGYPT -- 0.1%
   Egyptian International Pharmaceutical
      Industrial                                         30,000             169
   El Ezz Steel                                          57,000             599
   Mobinil-Egyptian Mobile Services                      17,600             673
   Oriental Weavers                                      20,000             195
   Paints & Chemical Industry                             8,000              88
   Suez Cement                                            2,000              22
                                                                  --------------
                                                                          1,746
                                                                  --------------
FINLAND -- 1.1%
   Kemira                                                13,600             272
   Konecranes                                             8,117             312
   Neste Oil                                              6,462             227
   Nokia                                                526,822          21,088
   Nokian Renkaat                                        17,300             661
   OKO Bank, Cl A                                        54,191           1,074
   Outokumpu                                             21,421             692
   Rautaruukki                                           11,000             521
   Sampo, Cl A                                           65,600           1,928
   Stora Enso, Cl R (B)                                 220,800           3,649
   UPM-Kymmene                                           45,200             958
   Wartsila, Cl B                                         8,700             668
   YIT                                                    3,720              87
                                                                  --------------
                                                                         32,137
                                                                  --------------
FRANCE -- 5.8%
   Accor                                                  6,975             592
   Air France-KLM                                        53,923           1,946
   Air Liquide                                           14,663           2,135
   Alstom                                                 4,131             929
   April Group                                            5,300             342
   Arkema*                                                7,200             457
   Atos Origin*                                           5,100             290
   AXA (B)                                              123,948           5,082
   BNP Paribas                                          129,071          14,617
   Bouygues                                              69,444           6,240
   Capgemini                                             25,900           1,512
   Carbone Lorraine                                       3,800             280
   Carrefour                                              7,200             559
   Casino Guichard Perrachon                              7,238             800

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Christian Dior                                        11,100   $       1,456
   Cie de Saint-Gobain                                   53,189           5,250
   Ciments Francais                                       3,780             635
   CNP Assurances                                        14,066           1,755
   Compagnie Generale de Geophysique*                    16,940           5,099
   Compagnie Generale des
      Etablissements Michelin, Cl B                      32,100           3,818
   Credit Agricole                                      164,743           5,809
   Dassault Systemes                                     22,048           1,298
   Electricite de France (B)                              4,700             573
   Financiere de L'Odet                                     600             274
   France Telecom                                       300,029          11,428
   Groupe Danone                                         29,816           2,637
   Havas                                                 20,746             109
   L'Oreal                                               31,105           4,334
   Lafarge                                               27,570           4,406
   Lagardere S.C.A.                                      38,937           3,135
   Natixis                                                4,496              91
   PagesJaunes Groupe                                    12,870             283
   Pernod-Ricard                                          2,900             644
   Peugeot                                               52,878           4,121
   Publicis Groupe                                       10,700             390
   Renault                                               54,423           7,945
   Rhodia (B)                                            22,901             812
   Sanofi-Aventis                                       179,006          17,082
   Schneider Electric                                    49,408           6,917
   SCOR                                                  19,518             509
   Sequana Capital                                          334              11
   Societe Fonciere Financiere et de
      Participations                                         98              14
   Societe Generale                                      44,808           6,944
   Sodexho Alliance                                       9,100             577
   Suez*                                                  1,813             121
   Technip                                                7,300             597
   Thales                                                11,196             672
   Thomson                                               33,000             515
   Total (B)                                            194,228          15,746
   Vallourec                                              4,000           1,135
   Veolia Environnement                                  32,165           2,983
   Vinci (B)                                            114,280           9,137
   Vivendi                                               83,323           3,839
                                                                  --------------
                                                                        168,882
                                                                  --------------

GERMANY -- 6.3%
   Allianz                                               89,858          18,597
   Altana                                                   421              11
   BASF                                                  94,258          13,111
   Bayer                                                177,742          14,699
   Bayerische Motoren Werke                              32,200           1,971
   Commerzbank                                           92,499           3,679
   Continental                                           18,500           2,414
   DaimlerChrysler                                      186,440          19,033
   Deutsche Bank*                                        77,757          10,248


--------------------------------------------------------------------------------
90      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Deutsche Beteiligungs                                 27,600   $         934
   Deutsche Boerse                                       18,296           3,443
   Deutsche Lufthansa                                   139,995           3,791
   Deutsche Telekom                                     217,677           4,825
   E.ON                                                  96,026          19,637
   Fresenius Medical Care                               122,800           6,889
   Gildemeister                                          10,600             269
   Hochtief                                               9,700           1,284
   Hypo Real Estate Holding (B)                          49,305           2,622
   Infineon Technologies*                                82,910             992
   KSB                                                       14              10
   Lanxess                                                8,100             379
   MAN                                                    2,325             375
   MTU Aero Engines Holding                                 543              29
   Muenchener Rueckversicherungs                         39,997           7,310
   Norddeutsche Affinerie                                92,400           3,140
   Rheinmetall                                            2,800             233
   RWE                                                   41,278           5,658
   Salzgitter                                            29,506           4,719
   SAP                                                   17,780             912
   SGL Carbon*                                           68,600           3,873
   Siemens                                              111,854          17,029
   Software                                               9,600             785
   ThyssenKrupp                                          77,101           4,561
   TUI (B)                                               45,800           1,290
   Volkswagen                                            17,059           4,103
   Vossloh                                               16,300           1,771
   Wincor Nixdorf                                         2,465             213
                                                                  --------------
                                                                        184,839
                                                                  --------------

GREECE -- 0.1%
   Alpha Bank                                            20,441             697
   Coca Cola Hellenic Bottling                            6,972             297
   Cosmote Mobile Communications                          2,046              79
   Hellenic Telecommunications
      Organization                                       27,100             983
   OPAP                                                   8,041             313
   Public Power                                          11,000             541
                                                                  --------------
                                                                          2,910
                                                                  --------------

HONG KONG -- 2.9%
   Allied Properties                                    502,000             223
   Bank of East Asia                                    367,300           2,234
   BOC Hong Kong Holdings                               276,500             723
   Cheung Kong Holdings                                  95,000           1,785
   China Everbright                                     252,000             825
   China Mobile                                       1,561,200          28,154
   China Netcom Group                                   266,000             851
   China Oriental Group                                 238,000             165
   China Resources Logic                              1,112,000             207
   China State Construction
      International Holdings                            544,000             938

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   China Unicom                                         178,000   $         413
   Chinese Estates Holdings                             308,800             602
   Chow Sang Sang Holdings                               78,000             103
   CITIC International Financial Holdings             1,058,000             682
   CLP Holdings                                         130,500             884
   CNOOC                                                 12,000              22
   Cosco Pacific                                      1,326,000           3,679
   Dairy Farm International Holdings                     18,000              83
   Digital China Holdings                               672,000             457
   Enerchina Holdings                                   137,400               7
   Esprit Holdings                                      110,200           1,653
   Great Eagle Holdings                                 254,900             982
   Guangzhou Investment                               1,564,000             510
   Guoco Group                                           52,100             699
   Hang Lung Group                                       58,200             332
   Hang Lung Properties                                 131,200             595
   Hang Seng Bank                                        55,500           1,057
   Hong Kong & China Gas (B)                            271,400             802
   Hong Kong Exchanges and Clearing                     107,800           3,273
   Hongkong & Shanghai Hotels                           421,100             727
   Hongkong Chinese                                     236,000              49
   HongKong Electric Holdings                           416,100           2,173
   Hongkong Land Holdings                               399,000           1,979
   Hopewell Holdings                                    369,600           1,685
   Hopson Development Holdings                          140,000             437
   Hutchison Telecommunications
      International                                     240,500             338
   Hutchison Whampoa                                     34,000             403
   Industrial and Commercial Bank of
      China Asia                                        358,000             839
   Jardine Matheson Holdings                              2,000              56
   Jardine Strategic Holdings                             3,000              48
   Li & Fung                                            289,400           1,152
   New World Development                                579,800           2,208
   Orient Overseas International                        143,000           1,094
   Pacific Century Premium
      Developments                                      314,000             104
   Sea Holdings                                           6,000               5
   Shanghai Industrial Holdings                          80,000             387
   Shenzhen Investment                                  354,000             269
   Shenzhou International Group
      Holdings                                          818,000             368
   Singamas Container Holdings                        1,762,800             833
   Sino Land                                            406,000           1,432
   Sinolink Worldwide Holdings                          614,000             150
   Sun Hung Kai                                         698,500             951
   Sun Hung Kai Properties                              353,800           7,326
   Swire Pacific, Cl A                                  192,400           2,590
   Tian An China Investment                             226,100             338
   Transport International Holdings                      28,800             131
   Truly International Holdings                           8,000              20
   Vtech Holdings                                        69,700             619
   Wharf Holdings                                       405,500           2,391


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      91

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Wheelock                                             264,700   $         850
   Wing On International                                 45,000              80
   Yue Yuen Industrial Holdings                          51,000             162
                                                                  --------------
                                                                         85,134
                                                                  --------------

HUNGARY -- 0.2%
   Danubius Hotel and Spa*                                3,367             177
   Magyar Telekom                                       210,000           1,102
   OTP Bank                                              72,826           3,627
   Raba Automotive Holding*                               6,000              67
   Tiszai Vegyi Kombinat*                                 6,600             286
                                                                  --------------
                                                                          5,259
                                                                  --------------
INDIA -- 1.8%
   Bank of India                                        118,400           1,048
   Bharat Electronics                                    20,100             900
   Bharti Televentures                                  208,317           4,939
   Birla                                                 20,000             173
   CESC                                                  17,280             273
   Container of India                                     7,740             348
   Dalmia Cement                                          1,780              22
   GAIL India                                            12,297             133
   Grasim Industries                                      6,390             613
   Gujarat Narmada Valley Fertilizers                   167,100             718
   Gujarat State Fertilisers                             93,610             622
   Hindalco Industries                                  148,740             696
   Hindustan Zinc                                        64,576           1,320
   Jindal Stainless                                     101,150             556
   JSW Steel                                             16,810             428
   Kesoran Industries                                    20,900             296
   Larsen & Toubro                                       38,172           3,977
   Madras Cement                                          3,020             353
   Mahindra & Mahindra                                   10,622             195
   Maruti Udyog                                          25,230             646
   National Aluminium                                    53,870             501
   Neyveli Lignite Corporation                          230,000           1,365
   Oil & Natural Gas                                     62,610           1,845
   Reliance Industries                                    2,180             157
   Reliance Industries GDR                               33,570           4,910
   Satyam Computer Services                               2,220              25
   Siemens India                                         94,090           4,312
   State Bank of India GDR (B)                            9,020           1,088
   Steel Authority of India                             429,070           2,800
   Sterlite Industries India                             59,790           1,561
   Tata Consultancy Services                              6,790             173
   Tata Motors                                           46,680             863
   Tata Steel                                           283,726           5,914
   UCO Bank                                              37,680              53
   Unitech                                              453,306           4,367
   Zee Entertainment Enterprises                        519,221           3,772
                                                                  --------------
                                                                         51,962
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
INDONESIA -- 0.3%
   Astra International                                  274,000   $         731
   Bank Rakyat Indonesia                              2,738,500           2,280
   HM Sampoerna                                         177,000             263
   International Nickel Indonesia                        83,000             835
   Pt Apexindo Pratama Duta                             278,500              68
   Telekomunikasi Indonesia                           4,527,800           4,905
   Timah                                                128,000             341
                                                                  --------------
                                                                          9,423
                                                                  --------------

IRELAND -- 0.3%
   Allied Irish Banks                                   103,000           2,313
   CRH                                                  111,803           4,237
   DCC                                                   28,200             703
   Irish Life & Permanent                                22,300             444
                                                                  --------------
                                                                          7,697
                                                                  --------------

ISRAEL -- 0.6%
   Bank Hapoalim                                      1,007,033           5,008
   Bank Leumi Le-Israel                                 330,000           1,520
   Bezeq Israeli Telecommunication                    1,320,543           2,391
   Delek Group                                            2,700             642
   Electra*                                                 765             126
   First International Bank of Israel*                   32,000             426
   Teva Pharmaceutical Industries                        15,600             691
   Teva Pharmaceutical Industries ADR                   171,240           7,642
   Union Bank of Israel                                  18,000              91
                                                                  --------------
                                                                         18,537
                                                                  --------------

ITALY -- 2.3%
   Aedes                                                 56,100             311
   AEM                                                  376,200           1,585
   Arnoldo Mondadori Editore                              2,262              19
   Banca Intesa                                         658,902           5,271
   Banche Popolari Unite                                 30,102             861
   Banco Popolare (B)                                    27,210             614
   Beni Stabili                                       1,323,900           1,669
   Buzzi Unicem (B)                                      36,100           1,004
   Cementir                                              91,800             874
   CIR-Compagnie Industriali Riunite                     66,000             240
   Danieli                                               23,700             773
   Ducati Motor Holding                                 768,800           1,970
   Edison                                                67,769             223
   Enel (B)                                             293,285           3,526
   ENI                                                  317,635          11,362
   Fiat (B)                                             408,158          11,245
   Fiat RNC                                              71,220           1,593
   Fondiaria-Sai                                         16,300             717
   IFIL - Investments (B)                               686,000           7,109
   Immobiliare Grande Distribuzione                     119,200             416
   Indesit                                               43,800             740


--------------------------------------------------------------------------------
92      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Iride                                                  7,693   $          28
   Italcementi                                           51,052           1,061
   Italmobiliare                                          7,107             688
   KME Group*                                           143,567             352
   MARR                                                  51,500             581
   Pirelli & C                                           10,843              13
   Safilo Group                                         105,138             378
   Saipem                                               120,700           4,872
   Snam Rete Gas                                         76,800             489
   Telecom Italia                                       728,000           2,321
   Telecom Italia RNC                                   452,393           1,134
   UniCredito Italiano                                  390,854           3,342
                                                                  --------------
                                                                         67,381
                                                                  --------------

JAPAN -- 12.6%
   Aderans                                                5,900              94
   Advantest (B)                                          8,300             236
   Aeon                                                 305,500           4,665
   Aichi Bank                                               900              80
   Aida Engineering                                       1,000               6
   Aioi Insurance                                        94,000             521
   Aisin Seiki                                           80,800           3,256
   All Nippon Airways                                    71,000             276
   Alps Electric                                         68,300             857
   Amada                                                 94,000             856
   AOC Holdings                                          45,000             725
   Aoyama Trading                                        28,500             726
   Asahi Breweries                                       66,100           1,148
   Asahi Glass                                          139,000           1,930
   Asahi Kasei                                          113,000             813
   Astellas Pharma                                       32,200           1,434
   Atsugi                                               833,400           1,112
   Autobacs Seven                                        29,900             644
   Bank of Kyoto                                         87,900           1,121
   Bank of the Ryukyus                                   52,900             729
   Belluna                                                2,600              21
   BML                                                      900              13
   Bosch                                                 21,000             107
   Bridgestone                                          113,100           2,156
   Canon                                                 86,000           4,504
   Canon Finetech                                         3,700              56
   Casio Computer                                        35,400             450
   Cawachi                                                1,800              48
   Chiba Bank                                            15,000             128
   Chudenko                                               5,300             101
   Chukyo Bank                                            9,000              28
   Citizen Watch (B)                                    108,000           1,155
   CMK                                                  128,500             949
   Coca-Cola West Holdings (B)                           23,900             544
   COMSYS Holdings                                       54,000             443
   Cosmo Oil                                            368,800           1,509
   Credit Saison                                          5,000             143
   Daicel Chemical Industries                             1,000               6

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Daido Steel                                           20,000   $         147
   Daiei                                                  4,050              24
   Daimei Telecom Engineering                            84,600             659
   Dainippon Ink and Chemicals                           96,000             481
   Dainippon Screen Manufacturing                        27,000             152
   Dainippon Sumitomo Pharma                             35,000             285
   Daishi Bank                                           22,000              91
   Daito Trust Construction                               2,300             110
   Daiwa House Industry                                  43,000             571
   Denso                                                  5,000             204
   East Japan Railway                                       273           2,259
   EDION                                                 55,600             692
   Eighteenth Bank                                       17,000              61
   Elpida Memory (B)*                                    33,200           1,113
   Fanuc                                                 43,400           4,519
   Fields                                                     4               5
   Fuji Electric Holdings                                28,000             103
   Fuji Fire & Marine Insurance                          48,000             154
   Fuji Heavy Industries                                 77,000             382
   Fuji Machine Manufacturing                             3,400              82
   FUJIFILM Holdings                                     72,200           3,189
   Fujikura                                              34,000             168
   Fujitsu                                              522,000           3,656
   Fukuda Denshi                                          2,300              67
   Fukuyama Transporting                                153,700             648
   Futaba                                                 4,500              94
   Gunma Bank                                           254,900           1,864
   Gunze                                                148,600             622
   Hachijuni Bank                                        39,000             308
   Hakuhodo DY Holdings                                   3,140             183
   Hankyu Holdings                                      228,000           1,059
   Heiwa                                                 14,100             119
   Higashi-Nippon Bank                                    2,000               7
   Hirose Electric                                        2,200             247
   Hitachi                                              363,900           2,552
   Hitachi Cable                                        112,000             722
   Hitachi Kokusai Electric                               1,000              13
   Hitachi Maxwell                                       10,200             129
   Hokkaido Electric Power                               14,100             311
   Honda Motor                                          203,000           6,881
   Hoya                                                  73,900           2,572
   Hyakugo Bank                                          18,000             106
   Ibiden                                                50,300           3,959
   Idemitsu Kosan                                        21,700           2,441
   Inpex Holdings                                           158           1,610
   Isuzu Motors (B)                                     404,000           1,879
   Itochu                                               219,000           2,298
   Japan Airlines                                       116,000             277
   Japan Digital Laboratory                               2,000              28
   Japan Steel Works                                    573,510           8,371
   Japan Tobacco                                          1,342           7,598
   JFE Holdings                                         107,800           5,880
   JGC                                                   49,000             906


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      93

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Joshin Denki                                         74,200    $         607
   JS Group                                              1,600               26
   Kagoshima Bank                                       10,000               72
   Kamigumi                                             21,000              164
   Kaneka                                               37,000              306
   Kansai Electric Power                                73,900            1,899
   Katokichi                                            11,500               73
   Kawasaki Heavy Industries                            84,000              276
   Kawasaki Kisen Kaisha (B)                            62,000              735
   KDDI                                                    165            1,169
   Keyence                                               5,800            1,347
   Kinden                                               33,000              269
   Kirin Brewery                                        48,000              757
   KK DaVinci Advisors*                                    181              179
   Kobe Steel                                          231,000              756
   Komatsu                                              64,100            1,936
   Komori                                               20,000              474
   Kumagai Gumi                                        247,600              308
   Kuraray                                              76,500              941
   Kyocera                                               9,700              870
   Kyorin*                                              10,000              117
   Kyowa Exeo                                           13,000               99
   Kyowa Hakko Kogyo (B)                                32,000              362
   Kyushu Electric Power                                84,600            2,296
   Leopalace21                                          32,200              941
   Maeda Road Construction                               7,000               58
   Marubeni                                            107,000              815
   Matsushita Electric Industrial                       98,000            1,975
   Matsushita Electric Works                            20,000              208
   Mazda Motor                                         129,000              694
   Mie Bank                                              1,000                5
   Millea Holdings                                      63,500            2,227
   Mitsubishi                                          536,800           15,389
   Mitsubishi Chemical Holdings                        533,500            4,261
   Mitsubishi Estate                                   170,500            4,565
   Mitsubishi Gas Chemical                              30,000              310
   Mitsubishi Heavy Industries                         158,000              762
   Mitsubishi Materials                                190,000              952
   Mitsubishi Paper Mills                              376,900              853
   Mitsubishi Tanabe Pharma                             35,000              337
   Mitsubishi UFJ Financial Group                      886,580            8,704
   Mitsui                                              277,800            6,336
   Mitsui Chemicals                                    273,000            1,989
   Mitsui Mining & Smelting                             47,000              200
   Mitsui OSK Lines                                    316,000            4,703
   Mitsui Sumitomo Insurance                           108,100            1,174
   Mizuho Financial Group                                  673            3,610
   Mochida Pharmaceutical                               14,000              141
   Murata Manufacturing                                 13,900              811
   Nafco                                                   100                2
   Namco Bandai Holdings                                 2,600               43
   NEC                                                 153,000              716
   NGK Spark Plug                                       29,000              512

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Nichicon                                              73,300   $         779
   Nikon                                                 24,000             746
   Nintendo                                              31,715          19,299
   Nippo                                                100,800             722
   Nippon Beet Sugar Manufacturing                      202,600             442
   Nippon Electric Glass                                 39,600             661
   Nippon Konpo Unyu Soko                                79,400           1,038
   Nippon Mining Holdings                               350,600           2,579
   Nippon Oil                                           221,000           1,825
   Nippon Sheet Glass                                   163,000             889
   Nippon Shokubai                                       18,000             174
   Nippon Steel                                         590,900           3,542
   Nippon Telegraph & Telephone (B)                       1,345           6,123
   Nippon Television Network                                170              21
   Nippon Yusen (B)                                     190,000           1,637
   Nissan Motor                                         642,300           7,325
   Nisshin Oillio Group                                  19,000              73
   Nisshin Steel                                        273,000           1,014
   Nisshinbo Industries                                 118,200           1,574
   Nitto Kogyo                                            5,400              65
   Nomura Holdings                                       88,000           1,577
   NTT DoCoMo                                             1,848           2,915
   Obayashi                                              64,000             324
   Odakyu Electric Railway (B)                           38,200             277
   Oki Electric Industry (B)                            202,000             342
   Okumura                                              153,200             700
   Omron                                                 38,900           1,003
   Onward Kashiyama                                      23,000             249
   ORIX                                                  32,520           6,623
   Plenus                                                 5,300              81
   Rakuten*                                                 689             353
   Ricoh                                                 98,000           1,846
   Riso Kagaku                                            2,200              38
   Rohm                                                  11,100           1,017
   Royal Holdings                                         3,000              32
   Sankyo                                                15,100             681
   Sanwa Shutter                                         74,000             370
   Sega Sammy Holdings                                   31,100             396
   Seikagaku                                              1,600              19
   Seiko Epson                                           22,600             501
   Seino Transportation                                  98,000             716
   Sekisui Chemical                                     271,000           1,852
   Sekisui House (B)                                    149,000           1,902
   Senshukai                                              5,800              59
   SFCG                                                   5,700             855
   Sharp                                                201,000           3,298
   Shin-Etsu Chemical                                    13,400             794
   Shinsei Bank                                         140,000             500
   Shiseido                                              12,000             287
   Showa                                                  9,400              80
   Showa Shell Sekiyu                                    79,700             908
   Sintokogio                                             4,700              50
   SMC                                                   15,800           1,826


--------------------------------------------------------------------------------
94      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Softbank (B)                                         369,200   $       8,471
   Sojitz                                               148,700             582
   Sompo Japan Insurance                                  3,000              29
   Sony                                                 192,400          10,424
   Sony Financial Holdings                                  229             867
   Sumitomo                                             332,200           4,941
   Sumitomo Chemical                                    456,700           3,887
   Sumitomo Electric Industries                          57,410             885
   Sumitomo Forestry                                     22,000             160
   Sumitomo Heavy Industries                             23,000             248
   Sumitomo Metal Industries                            151,400             666
   Sumitomo Metal Mining                                 86,000           1,768
   Sumitomo Mitsui Financial Group (B)                    1,481          12,697
   Suzuken                                               10,900             360
   Suzuki Motor                                         107,700           3,505
   T&D Holdings                                          15,500             896
   Taisho Pharmaceutical                                  1,000              20
   Takeda Pharmaceutical                                 47,800           3,060
   Teijin                                                71,000             307
   Toagosei                                             436,400           1,440
   Toda                                                 405,100           2,158
   Tokai Rika                                             4,200             126
   Tokyo Electric Power                                 173,800           4,747
   Tokyo Electron                                        10,300             632
   Tokyo Gas                                            101,900             507
   Tokyu                                                 66,600             465
   Toppan Printing                                       40,000             393
   Toshiba (B)                                          886,600           7,209
   Toshiba TEC                                           26,000             174
   Tosoh                                                 46,000             225
   Toyo Seikan Kaisha                                    46,600             816
   Toyota Auto Body                                      13,800             228
   Toyota Industries                                     27,300           1,142
   Toyota Motor                                         239,700          13,484
   Trend Micro*                                          41,700           1,680
   Trusco Nakayama                                        2,400              37
   TV Asahi                                                  63              99
   Unicharm                                              13,900             900
   UNY                                                   71,000             628
   Yahoo! Japan                                           4,667           2,243
   Yamada Denki                                          25,590           2,955
   Yamaha                                                 8,600             208
   Yamaha Motor                                          28,400             773
   Yamatane                                             281,900             310
   Yamato Kogyo                                           5,100             217
   Yamato Transport                                     127,700           1,782
   Yokogawa Bridge                                       75,100             433
   Yokohama Rubber                                      180,700           1,118
   Yutaka Giken                                           1,900              53
   Zeon                                                  38,000             251
                                                                  --------------
                                                                        369,984
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
JERSEY -- 0.0%
   Meinl European Land*                                  15,180   $         223
                                                                  --------------

LUXEMBOURG -- 0.4%
   ArcelorMittal                                         92,149           6,827
   Oriflame Cosmetics SDR                                 1,050              64
   SES Global FDR                                        38,100             959
   SES Global FDR (Paris Exchange)                       31,763             783
   Tenaris ADR                                            6,300             297
   Tenaris ADR (B)                                       73,000           3,444
                                                                  --------------
                                                                         12,374
                                                                  --------------

MALAYSIA -- 0.6%
   Affin Holdings                                       166,600             128
   Boustead Holdings                                    276,000             505
   Fraser and Neave Holdings                              7,000              16
   Hong Leong Bank                                      358,000             665
   Hong Leong Financial Group                            78,000             137
   IOI                                                2,335,225           4,685
   KFC Holdings                                          50,100             104
   Lion Industries                                      603,000             389
   Multi-purpose Holdings                               236,000             144
   Oriental Holdings                                     22,000              43
   Perlis Plantations                                    21,000              63
   Petronas Dagangan                                    144,000             368
   Public Bank (Foreign Market)                          19,000              61
   Resorts World                                      4,425,500           4,998
   Sunway City                                           62,000              90
   Tenaga Nasional                                    1,844,100           5,070
   UMW Holdings                                          14,000              62
                                                                  --------------
                                                                         17,528
                                                                  --------------

MEXICO -- 1.3%
   Alfa                                                 145,400             948
   America Movil ADR, Ser L                             224,570          13,847
   America Movil, Ser L                               1,125,400           3,464
   Cemex*                                             1,105,700           3,163
   Cemex ADR*                                            19,400             555
   Coca-Cola Femsa, Ser L                               270,200           1,230
   Consorcio                                          1,820,872           1,747
   Controladora Comercial Mexicana                      177,400             483
   Cydsa*                                                42,800              32
   Embotelladoras Arca                                  151,900             509
   Gruma                                                  2,600               8
   Grupo Bimbo, Ser A                                    31,250             175
   Grupo Carso, Ser A1                                  155,500             547
   Grupo Continental                                    163,500             348
   Grupo Financiero Banorte (B)                       1,004,989           4,366
   Grupo Lamosa                                          79,400             185
   Grupo Mexico, Ser B                                  296,700           2,082
   Grupo Simec, Ser B*                                  104,200             338


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      95

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Industrias Penoles*                                   24,320   $         583
   Industrias, Ser B                                     90,800             337
   Promotora Y Operadora de*                             72,400             241
   Telefonos de Mexico                                1,261,700           2,357
   Vitro, Ser A                                          45,700              84
                                                                  --------------
                                                                         37,629
                                                                  --------------

NETHERLANDS -- 3.2%
   ABN AMRO Holding                                         162               9
   Aegon                                                101,125           1,812
   Akzo Nobel (B)                                       149,040          11,463
   Buhrmann                                               9,817              87
   CSM                                                      884              31
   European Aeronautic Defense and
      Space (B)                                          24,857             801
   Fugro                                                  7,426             612
   Heineken                                               1,574             104
   Heineken Holding                                       8,798             494
   Hunter Douglas                                         3,600             264
   ING Groep (B)                                        411,591          16,028
   Koninklijke Ahold                                    223,258           3,182
   Koninklijke BAM Groep                                 64,994           1,561
   Koninklijke DSM                                       45,608           2,277
   Reed Elsevier                                         52,357             967
   Royal Dutch Shell, Cl A                              479,991          19,425
   Royal Dutch Shell, Cl A (GBP)                        131,883           5,331
   Royal Dutch Shell, Cl B                              240,764           9,663
   Royal KPN                                            106,082           1,956
   Smit Internationale                                    3,500             353
   TNT                                                   42,132           1,731
   Unilever (B)                                         386,000          13,683
   Vedior                                                37,300             931
   Wolters Kluwer (B)                                    20,400             636
                                                                  --------------
                                                                         93,401
                                                                  --------------

NEW ZEALAND -- 0.1%
   Air New Zealand                                      512,700             708
   Fletcher Building                                     98,300             893
   Infratil                                             197,700             424
   Telecom of New Zealand                                 6,700              22
                                                                  --------------
                                                                          2,047
                                                                  --------------

NORWAY -- 0.4%
   Aker, A Shares                                         7,213             435
   DnB                                                  115,200           1,806
   Ementor*                                             172,200           1,208
   Norsk Hydro                                          348,800           4,812
   Orkla                                                 31,700             573
   Petroleum Geo-services (B)                             3,000              86
   Statoil                                               32,400           1,052

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Telenor                                               98,500   $       2,287
   Yara International                                    15,000             571
                                                                  --------------
                                                                         12,830
                                                                  --------------

PANAMA -- 0.0%
   Copa Holdings                                          7,200             260
                                                                  --------------

PHILIPPINES -- 0.1%
   Bank of the Philippine Islands*                      345,000             509
   Benpres Holdings*                                     96,000               9
   DMCI Holdings                                         69,000              16
   JG Summit Holdings                                 1,055,000             244
   Philex Mining                                      2,532,000             592
   Philippine Long Distance Telephone                     2,000             145
   San Miguel, Cl B                                     106,000             126
   SM Investments                                       161,582           1,253
                                                                  --------------
                                                                          2,894
                                                                  --------------

POLAND -- 0.3%
   Echo Investment*                                       4,800             146
   Grupa Lotos                                           18,000             344
   KGHM Polska Miedz                                     11,500             528
   Orbis                                                 12,000             294
   Polish Oil & Gas*                                    468,000           1,027
   Polski Koncern Naftowy Orlen                         112,400           2,398
   Polski Koncern Naftowy Orlen GDR                      10,200             423
   Telekomunikacja Polska                               213,000           1,921
   Zaklady Azotowe Pulawy                                 2,100              93
                                                                  --------------
                                                                          7,174
                                                                  --------------

PORTUGAL -- 0.2%
   Banco Comercial Portugues                            154,000             676
   Banco Espirito Santo                                  62,672           1,461
   Cimpor Cimentos de Portugal                           79,099             708
   Energias de Portugal                                 302,360           2,046
   Jeronimo Martins                                      46,000             371
   Semapa-Sociedade de Investimento
      e Gestao                                            6,222              92
   Sonae                                                116,700             351
   Sonae Industria*                                      22,990             262
   Teixeira Duarte - Engenharia
      Construcoes                                         8,127              27
                                                                  --------------
                                                                          5,994
                                                                  --------------

RUSSIA -- 2.5%
   Cherkizovo Group GDR*                                 60,759             844
   LUKOIL ADR                                            16,167           1,398
   LUKOIL Sponsored ADR                                  64,699           5,538
   Mechel ADR                                            71,000           6,460


--------------------------------------------------------------------------------
96      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   MMC Norilsk Nickel ADR                                27,760   $       8,078
   Mobile Telesystems ADR                                98,400           8,925
   Novolipetsk Steel GDR (B)                             96,091           3,844
   Novorossiysk Sea Trade Port ADR*                      66,550           1,348
   OAO Gazprom ADR                                      279,190          14,714
   Open Investments GDR*                                 77,409           2,748
   Polyus Gold ADR                                       32,971           1,434
   Rosneft Oil GDR                                      298,559           2,707
   Sberbank GDR (B)                                      13,844           6,536
   Surgutneftegaz ADR (B)                                29,801           1,772
   Tatneft GDR                                           16,800           2,045
   Unified Energy System GDR*                            29,300           3,604
                                                                  --------------
                                                                         71,995
                                                                  --------------

SINGAPORE -- 0.7%
   Allgreen Properties                                  795,800             886
   CapitaLand                                           271,000           1,311
   City Developments                                     76,300             759
   Cosco Singapore                                        6,000              29
   DBS Group Holdings                                    78,000           1,084
   Flextronics International*                            38,300             458
   Fraser and Neave                                      26,000             104
   Ho Bee Investment                                    103,000             105
   Hong Leong Finance                                   227,700             592
   Hotel Plaza                                           84,000             109
   Jardine Cycle & Carriage                              53,558             774
   K1 Ventures                                           68,000              15
   Keppel                                               193,000           1,788
   Kim Eng Holdings                                     429,400             668
   Mapletree Logistics Trust+                         1,347,100             987
   MCL Land                                               9,000              15
   Metro Holdings                                        51,000              38
   NatSteel                                              60,000              60
   Neptune Orient Lines                                 441,000           1,268
   SembCorp Industries                                   96,000             372
   Singapore Airlines                                    53,000             656
   Singapore Exchange                                   237,400           2,314
   Singapore Petroleum                                  273,000           1,434
   Singapore Press Holdings                             100,000             314
   Singapore Technologies Engineering                   169,000             441
   Singapore Telecommunications                         324,850             871
   SP Chemicals                                          80,000              55
   United Overseas Bank                                  57,700             790
   UOB-Kay Hian Holdings                                 21,000              31
   UOL Group                                             97,000             303
   Venture                                               16,000             139
   Wheelock Properties S                                311,500             463
   Wing Tai Holdings                                    837,100           1,522
                                                                  --------------
                                                                         20,755
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
SOUTH AFRICA -- 1.3%
   African Rainbow Minerals                              19,000   $         419
   Anglo Platinum                                        14,000           2,000
   AngloGold Ashanti                                      9,900             492
   Assore                                                 7,600             445
   DataTec                                               50,000             262
   Gold Fields                                           13,000             220
   Harmony Gold Mining*                                 163,335           1,754
   Harmony Gold Mining ADR                              171,800           1,793
   Impala Platinum Holdings                              71,400           2,488
   Imperial Holdings                                     26,000             394
   JD Group                                              27,000             214
   Liberty Group                                         70,000             916
   Liberty Holdings                                      12,600             424
   Merafe Resources*                                    909,672             278
   Metropolitan Holdings                                182,000             402
   Mittal Steel South Africa                             43,000             874
   Mondi                                                  6,470              55
   MTN Group                                             23,000             466
   Mvelaphanda Resources*                                27,000             187
   Nampak                                                 7,696              25
   Palabora Mining*                                      16,000             231
   Sanlam                                             1,456,503           5,009
   Sappi                                                209,954           2,869
   Sasol                                                225,839          11,429
   Standard Bank Group                                  200,100           3,091
   Telkom                                                96,000           2,055
                                                                  --------------
                                                                         38,792
                                                                  --------------

SOUTH KOREA -- 3.0%
   Asia Cement                                            1,094              74
   Daewoo Shipbuilding & Marine
      Engineering                                        84,588           4,155
   Daou Technology                                        3,660              45
   Dongbu Insurance                                      18,570             941
   Doosan                                                 4,070           1,001
   Eugene                                                11,290             144
   Hana Financial Group                                  24,100           1,134
   Handsome                                              15,000             198
   Hanwha Chemical                                       23,300             554
   Honam Petrochemical                                    6,000             785
   Hynix Semiconductor                                   31,500             886
   Hyundai Development                                   53,979           4,829
   Hyundai Heavy Industries                              17,748           9,056
   Hyundai Marine & Fire Insurance                       30,020             668
   Hyundai Mipo Dockyard                                  3,227           1,119
   Hyundai Mobis                                         15,954           1,493
   Industrial Bank of Korea                              10,680             186
   KCC Engineering & Construction                         1,700             129
   KISWIRE                                                2,710             144
   Kookmin Bank                                           5,900             425


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      97

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Kookmin Bank ADR (B)                                  60,663   $       4,399
   Korea Development Financing                            4,140             188
   Korea Electric Power                                  62,850           2,634
   Korea Fine Chemical                                    2,890             281
   Korea Kumho Petrochemical                              8,060             605
   Korea Zinc                                               970             142
   Korean Petrochemical Industries                        4,580             306
   KT&G                                                  24,640           2,054
   Kyeryong Construction Industrial                       1,080              48
   LG                                                    16,040           1,365
   LG Chem                                               15,620           1,665
   LG Electronics                                        24,510           2,549
   LG Home Shopping                                       1,514             119
   LG Philips LCD*                                      123,050           6,920
   LS Cable                                               4,920             561
   Nong Shim Holdings                                     1,110              94
   Pacific                                                1,460             265
   POSCO                                                  6,810           4,340
   Samho International                                   12,280             313
   Samsung Electronics                                   19,871          12,188
   Samsung Electronics GDR                                3,984           1,215
   Samsung Fire & Marine Insurance                       15,878           3,947
   Samsung Heavy Industries                              18,620             852
   Samwhan                                                3,300             108
   SFA Engineering                                        2,225             141
   Shinhan Financial Group                               41,540           2,259
   Shinsegae                                              6,120           4,830
   SK Energy*                                             4,982           1,025
   SK Gas                                                 3,820             314
   SK Holdings                                            2,035             475
   SK Telecom                                               519             139
   SK Telecom ADR (B)                                    42,700           1,352
   Taekwang Industrial                                      280             423
   Young Poong                                              420             264
   Youngone                                              14,160             146
                                                                  --------------
                                                                         86,492
                                                                  --------------

SPAIN -- 2.0%
   ACS Actividades Construcciones y
      Servicios (B)                                      31,604           2,040
   Banco Bilbao Vizcaya Argentaria                      296,449           7,402
   Banco Santander Central Hispano                      457,812           9,838
   Cementos Portland Valderrivas                          3,150             352
   Ebro Puleva (B)                                       13,155             258
   Fomento de Construcciones y
      Contratas                                           7,200             610
   Gas Natural SDG (B)                                  128,287           7,922
   Gestevision Telecinco (B)                             20,841             565
   Iberdrola                                            388,552           6,428
   Inditex                                               18,865           1,319
   Repsol*                                              258,472           9,553
   Sol Melia                                             18,200             305

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Telefonica (B)*                                      345,871   $      11,631
   Union Fenosa                                          11,533             801
                                                                  --------------
                                                                         59,024
                                                                  --------------

SWEDEN -- 1.0%
   Assa Abloy, Cl B                                      19,200             400
   Atlas Copco, Cl A                                     84,700           1,246
   Boliden                                               31,765             449
   D Carnegie                                            15,500             299
   Hennes & Mauritz, Cl B                                 1,125              70
   Industrivarden, Cl A                                  32,900             618
   Investor, Cl B                                        16,300             383
   Kinnevik Investment                                   13,800             336
   Nordea Bank                                           93,000           1,561
   Saab, Cl B                                            10,061             207
   Sandvik                                              101,715           1,843
   SAS*                                                  19,500             298
   Skandinaviska Enskilda Banken, Cl A                   34,470             963
   SKF                                                   38,400             678
   Ssab Svenskt Stal, Ser A                              26,800             736
   Svenska Cellulosa, Cl B                              174,489           3,114
   Svenska Handelsbanken, Cl A                           57,063           1,813
   Tele2, Cl B                                          275,100           6,287
   Telefonaktiebolaget LM Ericsson, Cl B              1,044,000           2,549
   TeliaSonera                                          376,500           3,595
   Trelleborg, Cl B                                      18,600             414
   Volvo, Cl B                                          111,000           1,894
   Wihlborgs Fastigheter                                  7,823             140
                                                                  --------------
                                                                         29,893
                                                                  --------------

SWITZERLAND -- 4.1%
   ABB                                                  111,520           3,277
   Addax Petroleum                                       17,200             742
   Adecco                                                16,500             922
   AFG Arbonia-Forster Holdings                           1,000             347
   Bobst Group                                              516              36
   Bucher Industries                                      1,800             446
   Ciba Specialty Chemicals                               5,100             231
   Clariant                                              29,000             257
   Compagnie Financiere Richemont,
      Cl A                                              148,299          10,206
   Credit Suisse Group                                  188,907          11,402
   Elektrizitaets-Gesellschaft Laufenburg                   300             391
   Energiedienst Holding                                    434             235
   Forbo Holding                                            550             331
   Georg Fischer                                             13               9
   Helvetia Holding                                         800             269
   Holcim                                                52,452           5,658
   Inficon Holding                                        5,700             969
   Nestle                                                38,893          18,705
   Nobel Biocare Holding                                  5,515           1,573
   Novartis                                             216,647          12,348


--------------------------------------------------------------------------------
98      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Rieter Holding                                           802   $         400
   Roche Holding                                         73,164          13,965
   Schweizerische National-
      Versicherungs-Gesellschaft                             76              53
   Swatch Group                                           6,017             330
   Swiss Life Holding                                     5,205           1,466
   Swiss Reinsurance                                    111,678           8,304
   Swisscom                                               8,149           3,103
   Syngenta                                              31,230           7,703
   UBS                                                   72,297           3,663
   Xstrata                                              114,974           8,083
   Zurich Financial Services                             17,325           5,052
                                                                  --------------
                                                                        120,476
                                                                  --------------

TAIWAN -- 2.2%
   Acer                                                 413,105             871
   Advanced Semiconductor
      Engineering                                     3,759,844           3,852
   Asustek Computer                                     663,171           2,076
   AU Optronics                                       1,848,051           3,580
   Cathay Financial Holding                           1,640,000           3,680
   Chang Hwa Commercial Bank                            150,000              89
   Cheng Loong                                          454,000             154
   Chi Mei Optoelectronics                            1,313,000           1,762
   China Development Financial Holding                3,479,350           1,380
   China Petrochemical Development*                   1,560,000             679
   China Steel                                          681,330             898
   Chinatrust Financial Holding*                      5,025,600           3,645
   Chunghwa Telecom                                   1,002,700           2,002
   Compal Electronics                                 1,112,605           1,285
   CTCI                                                 160,297             120
   Delta Electronics                                  1,204,250           4,143
   Eastern Media International                          390,000             143
   Far EasTone Telecommunications                       325,000             423
   Farglory Land Development                            387,000             856
   Formosa Chemicals & Fibre                            252,000             641
   Fubon Financial Holding                            1,331,000           1,165
   HannStar Display*                                  2,029,000             912
   High Tech Computer GDR                                13,580           1,009
   HON HAI Precision Industry                           650,558           4,154
   HON HAI Precision Industry GDR                        31,745             405
   Inventec                                           1,703,900             951
   KYE Systems                                                1              --
   Lite-On Technology                                   503,221             870
   Macronix International                             1,083,720             548
   Makalot Industrial                                    55,000             135
   MediaTek                                             288,950           3,762
   Mitac International                                  955,599           1,063
   Nan Ya Plastic                                       449,000           1,166
   Nien Hsing Textile                                   258,000             160
   Powerchip Semiconductor                                    1              --
   President Securities                                 250,470             161
   Quanta Computer                                      707,980           1,064

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Siliconware Precision Industries                   2,174,133   $       3,976
   Taiwan Cooperative Bank                            1,362,660           1,012
   Taiwan Polypropylene                                  30,240              21
   Taiwan Semiconductor Manufacturing                   871,396           1,637
   Taiwan Semiconductor Manufacturing
      ADR (B)                                           511,458           5,074
   Tatung*                                            1,755,000             887
   Teco Electric and Machinery                        1,632,000             862
   Tung Ho Steel Enterprise                             274,000             412
   U-Ming Marine Transport                               17,000              46
   United Microelectronics                              564,141             337
   Walsin Lihwa                                         987,000             428
   Walsin Technology                                    120,000             103
   Wistron                                              241,657             418
   Yang Ming Marine Transport                           703,576             547
                                                                  --------------
                                                                         65,564
                                                                  --------------

THAILAND -- 0.4%
   CalComp Electronics Thailand NVDR                    589,200             121
   PTT                                                  100,300           1,126
   PTT (Foreign)                                        373,500           4,193
   PTT NVDR                                             210,700           2,366
   Siam Commercial Bank                               1,112,300           2,826
   Thai Airways International NVDR                      394,000             428
                                                                  --------------
                                                                         11,060
                                                                  --------------

TURKEY -- 0.4%
   Anadolu Isuzu Otomotiv Sanayi                              1              --
   Aygaz                                                 78,001             327
   Bossa Ticaret Sanayi Isletme                          60,000              82
   Cimsa Cimento Sanayi VE Tica                          36,000             273
   Eczacibasi Ilac Sanayi*                               49,000             220
   Eregli Demir ve Celik Fabrikalari                      8,000              66
   Haci Omer Sabanci Holding                          1,003,283           5,619
   KOC Holding*                                         340,000           1,731
   Petrol Ofisi*                                        102,000             528
   Tupras Turkiye Petrol Rafine                          11,000             287
   Turk Hava Yollari*                                    52,000             349
   Turk Sise ve Cam Fabrikalari                         255,569             499
   Turkcell Iletisim Hizmet                              80,000             869
   Turkcell Iletisim Hizmet ADR                          33,000             902
   Vestel Elektronik Sanayi*                            110,000             295
   Yazicilar Holding                                     44,000             338
                                                                  --------------
                                                                         12,385
                                                                  --------------

UNITED KINGDOM -- 11.5%
   3i Group                                              81,395           1,821
   Acergy                                               230,800           4,932
   Aegis Group                                           57,421             131
   Alliance & Leicester                                  39,200             588
   Amec                                                 428,140           6,756
   Anglo American                                       246,889          16,681


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007      99

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Antofagasta                                           22,700   $         356
   ARM Holdings                                          48,741             133
   Associated British Foods                             150,000           2,736
   AstraZeneca                                          101,091           4,802
   AstraZeneca (SEK)*                                    15,850             758
   Autonomy*                                            202,730           3,328
   Aviva                                                354,833           4,976
   BAE Systems                                        1,737,875          16,437
   Balfour Beatty                                         8,818              89
   Barclays                                             759,287           8,790
   Barratt Developments                                  84,134             805
   Bellway                                               18,769             374
   Berkeley Group Holdings                               27,200             789
   BG Group                                              20,540             430
   BHP Billiton                                         436,455          14,421
   Bovis Homes Group                                     22,030             287
   BP                                                 1,366,245          16,574
   Brit Insurance Holdings                               29,373             155
   British Airways*                                     124,288             872
   British American Tobacco                             143,752           5,577
   British Energy Group                                 180,231           1,938
   British Land+                                        114,385           2,161
   BT Group                                             299,254           1,764
   Carphone Warehouse Group                              39,894             300
   Centrica                                             625,470           4,681
   Charter*                                              31,917             566
   Chaucer Holdings                                     293,500             610
   Close Brothers Group                                   4,933              91
   Compass Group                                        155,500           1,019
   Cookson Group                                         26,340             404
   Daily Mail & General Trust                            86,233             986
   Diageo                                               365,060           8,204
   Dimension Data Holdings                              263,800             334
   DS Smith                                             109,900             473
   Enterprise Inns                                       24,874             272
   Firstgroup                                           310,100           4,527
   FKI                                                  179,500             285
   Friends Provident                                      3,714              12
   Galliford Try                                         15,645              41
   GKN                                                   74,300             489
   GlaxoSmithKline                                      479,064          12,687
   Go-Ahead Group                                         6,100             310
   Greene King                                           83,000           1,398
   Group 4 Securicor                                      9,430              42
   Hammerson+                                             2,946              63
   Hays                                                  79,082             207
   HBOS                                                 663,700          10,890
   Home Retail Group                                    525,131           3,747
   HSBC Holdings                                        653,729          11,156
   Imperial Tobacco Group                                45,761           2,366
   International Power                                   28,314             272
   Investec                                              45,615             488
   Kazakhmys                                             68,000           1,881

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Legal & General Group                                300,814   $         802
   Lloyds TSB Group                                     112,166           1,142
   LogicaCMG                                             70,952             181
   London Stock Exchange Group                          138,360           5,064
   Lonmin                                                 7,500             501
   Marks & Spencer Group                                131,203           1,574
   Marston's                                             81,400             562
   Michael Page International                            47,257             318
   Millennium & Copthorne Hotels                         71,207             680
   Mitchells & Butlers                                   94,951           1,127
   Mondi                                                 64,462             515
   National Grid                                        297,500           5,025
   Next                                                  19,627             702
   Northern Foods                                       521,100           1,021
   Old Mutual                                           545,197           1,890
   Persimmon                                            103,100           1,694
   Premier Foods                                         99,900             411
   Prudential                                           178,174           2,488
   Punch Taverns                                        103,260           1,743
   Qxl Ricardo                                           12,600             440
   Reckitt Benckiser Group                               37,618           2,235
   Reuters Group                                        113,200           1,387
   Rio Tinto                                            106,787          12,384
   Rolls-Royce Group                                    154,000           1,673
   Royal & Sun Alliance Insurance
      Group                                             535,187           1,634
   Royal Bank of Scotland Group                       1,798,024          16,969
   SABMiller                                            375,287          10,680
   Scottish & Southern Energy                           102,057           3,337
   Segro+                                                     1              --
   Severn Trent                                          27,800             896
   Shire                                                198,850           4,755
   Smith & Nephew                                       571,650           6,835
   St. Ives Group                                       104,800             537
   Stagecoach Group                                     115,907             589
   Standard Chartered                                    83,507           3,286
   Standard Life                                        233,318           1,259
   Stolt-Nielsen                                         41,400           1,038
   Taylor Woodrow                                       208,161             880
   Tesco                                                355,400           3,500
   Travis Perkins                                        11,300             309
   Trinity Mirror                                        65,316             455
   Tui Travel                                            13,277              75
   Unilever                                              38,312           1,405
   United Utilities                                     155,778           2,402
   Vodafone Group                                    10,189,060          38,171
   Wolseley                                              81,200           1,160
   WPP Group                                            128,000           1,616
   Yell Group                                           208,700           1,787
                                                                  --------------
                                                                        337,396
                                                                  --------------
Total Common Stock
   (Cost $2,136,763) ($ Thousands)                                    2,454,313
                                                                  --------------


--------------------------------------------------------------------------------
100     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 8.8%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.4%
   FHLMC
         6.000%, 10/01/21-11/01/21                $          51   $          51
   FHLMC ARM
         5.804%, 01/01/37                                13,624          13,845
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35                                12,719           3,098
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35                                 1,461             318
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37                                 1,170             316
   FHLMC TBA
         6.000%, 12/15/18                                24,000          24,503
   FNMA
         5.500%, 06/01/22                                    17              17
         4.604%, 01/02/08 (A)                             2,473           2,463
   FNMA TBA
         6.000%, 12/01/18-01/01/37                      104,000         106,301
         5.500%, 01/01/19-01/01/37                       22,106          22,581
         5.000%, 01/01/19-12/01/37                        4,007           4,021
   FNMA CMO STRIPS, Ser 10,
      Cl FD (D)
         5.481%, 12/25/07                                 1,574           1,564
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO
         5.000%, 11/01/35                                   572             129
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
         5.000%, 08/01/35                                10,277           2,509
   FNMA CMO STRIPS, Ser 377,
      Cl 2, IO
         5.000%, 10/01/36                                    26               7
   GNMA ARM
         6.500%, 12/30/07                                   351             355
         6.500%, 02/20/34                                   279             284
         6.000%, 01/20/33                                   822             832
         6.000%, 04/20/34                                   327             330
         5.625%, 08/20/34                                   392             395
         5.500%, 06/20/36                                 1,215           1,220
         5.250%, 08/20/34                                   163             165
         5.000%, 02/20/35                                   306             306
         4.750%, 12/20/33                                 1,902           1,904
                                                                  --------------
                                                                        187,514
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.4%
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1 (D)
         4.948%, 12/01/07                         $       1,051   $       1,040
   American Home Mortgage
      Investment Trust, Ser 2004-3,
      Cl 2A (D)
         6.644%, 03/01/08                                 2,790           2,745
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 6A (D)
         5.294%, 12/25/07                                 4,046           4,021
   American Home Mortgage
      Investment Trust, Ser 2005-4,
      Cl 5A (D)
         5.350%, 12/25/07                                 3,155           3,133
   American Home Mortgage
      Investment Trust, Ser 2006-1,
      Cl 2A3 (D)
         5.100%, 12/25/07                                 1,310           1,181
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
         5.611%, 05/10/45                                   919             928
   Banc of America Funding,
      Ser 2006-A, Cl 2A2 (D)
         5.558%, 12/01/07                                   151             151
   Bear Stearns Alt-A Trust,
      Ser 2004-12, Cl 2A2 (D)
         5.319%, 12/01/07                                 1,147           1,114
   Citigroup Mortgage Loan Trust,
      Ser 2007-AR5, Cl 1A2A (D)
         5.614%, 12/01/07                                 2,515           2,534
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (D)
         5.005%, 12/01/07                                   627             625
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (D)
         5.939%, 12/27/07                                   220             173
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (D)
         6.789%, 12/27/07                                   380             140
   Countrywide Alternative Loan Trust,
      Ser 2006-0A11, Cl M3 (D)
         5.219%, 12/30/07                                   450             439
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (D)
         5.089%, 12/01/07                                   574             575
   Countrywide Home Loans,
      Ser 2006-HYB2, Cl 1A1 (D)
         5.001%, 12/20/07                                 1,608           1,624


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     101

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
      Ser 2007-HYB1, Cl 1A1 (D)
         5.576%, 12/01/07                          $      1,397   $       1,388
   Countrywide Home Loans,
      Ser 2007-HYB2, Cl 3A1 (D)
         5.461%, 12/01/07                                   946             922
   DLSA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M4 (D)
         5.761%, 12/19/07                                   250             205
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (D)
         5.286%, 12/19/07                                   297             282
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M5 (D)
         5.831%, 12/19/07                                   150             119
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M7 (D)
         6.771%, 12/19/07                                   150             113
   Deutsche Alternatives Securities
      Mortgage Loan Trust,
      Ser 2006-AB3, Cl A1 (D)
         6.250%, 06/30/36                                   856             853
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1 (D)
         5.642%, 12/01/07                                 4,681           4,582
   First Horizon Mortgage
      Pass-Through Trust,
      Ser 2006-AR3, Cl 1A1 (D)
         5.684%, 12/01/07                                 1,422           1,427
   GS Mortgage Securities,
      Ser 2007-GG10, Cl A4 (D)
         5.993%, 08/10/45                                 1,300           1,332
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR1, Cl M3 (D)
         5.443%, 12/27/07                                   350             242
   Indymac Mortgage Loan Trust,
      Ser 2004-AR11, Cl 4A1 (D)
         5.785%, 12/01/07                                 2,014           1,993
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A (D)
         7.498%, 12/01/07                                   113             114
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB17, Cl A4
         5.429%, 12/12/43                                 1,800           1,795
   Lehman Mortgage Trust,
      Ser 2006-4, Cl 4A1
         6.000%, 08/25/21                                 3,473           3,480
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 1A1 (D)
         5.301%, 12/01/07                                 1,732           1,743
   Master Adjustable Rate Mortgages,
      Ser 2004-6, Cl 2A1 (D)
         5.329%, 07/25/34                                 1,738           1,754

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Master Adjustable Rate Mortgages,
      Ser 2005-2, Cl 3A1 (D)
         4.774%, 12/01/07                         $       1,333   $       1,331
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-11AR, Cl 2A5 (D)
         6.001%, 12/01/07                                   960             972
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1 (D)
         6.487%, 11/25/37                                 3,201           3,261
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1 (F)
         6.500%, 03/25/34                                   324             327
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1 (D) (F)
         6.500%, 10/25/34                                   386             387
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A (G)
         5.995%, 12/09/07                                 1,854           1,860
   Residential Accredit Loans,
      Ser 2005-Q05, Cl M3 (D)
         5.673%, 12/25/07                                   348             298
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2 (D)
         5.240%, 12/25/07                                 1,488           1,513
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (D)
         5.189%, 12/27/07                                   278             270
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1 (D)
         5.248%, 12/25/07                                 1,326           1,319
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-16 XS, Cl M2 (D)
         5.689%, 12/25/07                                   205             141
   Structured Adjustable Rate Mortgage
      Loan, Ser 2007-3, Cl 2A1 (D)
         5.980%, 12/01/07                                 4,656           4,712
   Structured Adjustable Rate Mortgage
      Loan, Ser 2007-9, Cl 2A1 (D)
         6.000%, 12/01/07                                 1,970           2,008
   Structured Asset Securities,
      Sasc 2006-nc1 A4, 5/25/2036 (D)
         4.939%, 12/25/07                                   300             273
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY2, Cl 1A1 (D)
         5.776%, 04/25/37                                 1,834           1,799
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY4, Cl 1A1 (D)
         5.559%, 12/01/07                                 3,603           3,581
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY6, Cl HY6 (D)
         5.707%, 06/25/37                                 2,781           2,771


--------------------------------------------------------------------------------
102     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I,
      Cl B1 (D)
         5.839%, 12/01/07                         $         119   $         119
                                                                  --------------
                                                                         69,709
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $257,172) ($ Thousands)                                        257,223
                                                                  --------------
ASSET-BACKED SECURITIES -- 1.0%

MORTGAGE RELATED SECURITIES -- 1.0%
   ACE Securities, Ser 2003-NC1,
      Cl M (D)
         5.653%, 12/25/07                                   650             610
   ACE Securities, Ser 2003-OP1,
      Cl M1 (D)
         5.489%, 12/26/07                                   300             291
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (D)
         7.539%, 12/12/07                                   150              51
   Aegis Asset Backed Securities Trust,
      Ser 2003-3, Cl M1 (D)
         5.489%, 12/25/07                                    38              38
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (D)
         6.139%, 12/25/07                                   475             423
   Argent Securities, Ser 2003-W5,
      Cl M1 (D)
         5.489%, 12/25/07                                   250             246
   Argent Securities, Ser 2003-W9,
      Cl M1 (D)
         5.479%, 12/26/07                                   369             365
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5,
      Cl M1 (D)
         5.402%, 12/15/07                                   456             432
   Basic Asset Backed Securities Trust,
      Ser 2006-1, Cl A1 (D)
         4.953%, 12/25/07                                   541             537
   Chase Funding Mortgage Loan,
      Ser 2004-2, Cl 1A3
         4.209%, 09/25/26                                    19              19
   Countrywide Asset-Backed
      Certificates, Ser 2003-5,
      Cl MV2 (D)
         6.389%, 12/25/07                                   284             260
   Countrywide Asset-Backed
      Certificates, Ser 2005-15,
      Cl 1AF1 (D)
         4.929%, 12/25/07                                   245             245
   Credit Suisse Asset-Backed Mortgage
      Trust, Ser 2006-1, Cl A1B (D)
         5.725%, 12/26/07                                   310             309

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse Asset-Backed Mortgage
      Trust, Ser 2007-1, Cl 1A1A (D)
         5.898%, 12/25/37                         $       3,662   $       3,670
   First Franklin Mortgage Loan Asset,
      Ser 2004-FF10, Cl A2 (D)
         5.273%, 12/26/07                                    28              28
   GSAA Home Equity NIM Trust,
      Ser 2006-2, Cl 2A1 (D)
         4.973%, 12/27/07                                 1,378           1,373
   GSAA Home Equity NIM Trust,
      Ser 2006-HE3N, Cl N1 (F)
         5.500%, 05/25/36                                    62               6
   Heat Equity Asset Trust NIM,
      Ser 2006-1N, Cl A (F)
         6.500%, 05/27/36                                    51              10
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (D)
         7.189%, 12/25/07                                   334             314
   Home Equity Asset Trust,
      Ser 2006-5, Cl 2A3 (D)
         4.939%, 12/26/07                                   250             218
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (D)
         6.539%, 12/31/07                                   575             330
   Lehman XS Trust, Ser 2005-7N,
      Cl M71 (D)
         6.539%, 12/27/07                                   335             175
   Master Asset-Backed Securities Trust,
      Ser 2006-AB1, Cl A1 (D)
         5.013%, 12/27/07                                 1,558           1,537
   Merrill Lynch Mortgage Investors
      Trust, Ser 2003-HE1, Cl M2 (D)
         6.523%, 12/25/07                                    94              82
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C (D)
         5.109%, 12/25/07                                 1,600           1,540
   Morgan Stanley, Ser 2003-NC10,
      Cl M1 (D)
         5.469%, 12/27/07                                   621             582
   New Century Home Equity Loan
      Trust, Ser 2004-A, Cl AII3 (D)
         4.450%, 12/01/07                                   127             127
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2 (G)
         4.461%, 12/25/07                                   665             659
   Novastar Home Equity Loan,
      Ser 2007-1, Cl A2A (D)
         4.889%, 12/31/07                                 2,971           2,896
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (D)
         5.439%, 12/23/07                                   254             233
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (D) (F)
         7.289%, 12/27/07                                    70              23


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     103

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (D) (F)
         7.289%, 12/27/07                         $         150   $          37
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1 (D)
         5.603%, 12/25/07                                    54              48
   Residential Asset Mortgage Products,
      Ser 2006-RZ1, Cl A1 (D)
         5.211%, 12/27/07                                 1,924           1,910
   Residential Asset Securities,
      Ser 2006-EMX2, Cl A1 (D)
         4.953%, 12/27/07                                   573             570
   Residential Asset Securities,
      Ser 2006-KS2, Cl A1 (D)
         4.943%, 12/27/07                                   250             250
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (D) (F)
         4.889%, 12/25/07                                   858             846
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (D) (F)
         4.939%, 12/25/07                                 1,500           1,460
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (F)
         7.500%, 06/25/36                                    51              15
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2005-HE1, Cl A3C (D)
         5.119%, 12/25/07                                   400             384
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (F)
         5.000%, 05/25/35                                   101               3
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2 (D)
         7.789%, 12/25/07                                   301             240
   Structured Asset Investment Loan
      Trust, Ser 2005-1, Cl A4 (D) (F)
         5.103%, 12/25/07                                    62              62
   Structured Asset Securities,
      Ser 2007-BC1, Cl A4 (D)
         4.919%, 12/25/07                                 1,350           1,192
   Structured Asset Securities,
      Ser 2007-GEL2, Cl A1 (D) (F)
         5.470%, 12/25/07                                 3,618           3,535
   Terwin Mortgage Trust, Ser 2006-5,
      Cl 1A2A (D) (F)
         5.221%, 12/26/07                                 2,332           2,240
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 2A1 (D)
         4.500%, 06/25/36                                   342             196
                                                                  --------------
Total Asset-Backed Securities
   (Cost $32,262) ($ Thousands)                                          30,617
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.8%

AUSTRALIA -- 0.0%
   News                                                   2,988   $          62
                                                                  --------------
BRAZIL -- 1.6%
   Acesita                                               14,900             720
   ArcelorMittal                                         56,900           4,210
   Banco Bradesco                                        73,800           2,363
   Banco Itau Holding Financeira                         31,800             886
   Braskem, Cl A                                         95,600             847
   Centrais Eletricas Brasileiras, Cl B                 121,000           1,672
   Centrais Eletricas de Santa Catarina                   7,200             170
   Cia de Bebidas das Americas                            1,370             103
   Cia Energetica de Minas Gerais                       214,156           4,594
   Cia Paranaense de Energia                             62,000             972
   Cia Vale do Rio Doce, Cl A                           312,400           9,168
   Commonwealth Bank of Australia                        13,000             181
   Construtora Sultepa                                      600               2
   Eletropaulo Metropolitana, Cl A                       20,000               1
   Industrias J B Duarte*                                 1,200              --
   Inepar Industria e Construcoes*                          900              19
   Mangels Industrial                                     2,000              43
   NET Servicos de Comunicacao*                         306,300           4,836
   Paranapanema*                                         11,000             145
   Petroleo Brasileiro                                  210,200           8,504
   Tam                                                  162,242           4,611
   Tele Norte Celular Participacoes*                      2,000              26
   Tele Norte Leste Participacoes                        22,800             479
   Telemar Norte Leste                                    9,000             335
   Uniao de Industrias Petroquimicas                    193,600             237
   Universo Online*                                      13,800              98
   Usinas Siderurgicas de
     Minas Gerais, Cl A                                  32,100           1,642
                                                                  --------------
                                                                         46,864
                                                                  --------------
GERMANY -- 0.1%
   Porsche                                                  672           1,494
                                                                  --------------
ITALY -- 0.1%
   Istituto Finanziario Industriale*                     54,400           1,939
                                                                  --------------
SOUTH KOREA -- 0.0%
   Hyundai Motor (Second Preferred)                      21,220             748
   Samsung Electronics                                    1,000             441
                                                                  --------------
                                                                          1,189
                                                                  --------------
Total Preferred Stock
   (Cost $38,442) ($ Thousands)                                          51,548
                                                                  --------------


--------------------------------------------------------------------------------
104     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
   FHLMC DN
         5.754%, 03/10/08 (A) (H)                 $          75   $          74
         5.218%, 03/31/08 (A)                               450             438
         5.077%, 03/03/08 (A) (H)                           225             223
         4.531%, 03/28/08 (A) (H)                            75              74
   FNMA DN (A)
         5.580%, 03/12/08                                 2,775           2,743
         4.608%, 03/26/08                                   225             222
         4.504%, 03/28/08                                   150             148
         4.359%, 04/16/08                                   975             960
         4.281%, 05/09/08                                   801             787
         4.262%, 05/07/08                                 6,574           6,457
         5.034%, 02/29/08 (H)                                25              25
         1.080%, 03/03/08                                   100              99
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $12,237) ($ Thousands)                                          12,250
                                                                  --------------
CORPORATE OBLIGATIONS-- 0.3%

CONSUMER DISCRETIONARY -- 0.0%
   Time Warner
         6.875%, 05/01/12                                   415             438
                                                                  --------------
ENERGY -- 0.0%
   Dominion Resources
         4.750%, 12/15/10                                   280             280
   Exelon Generation
         6.950%, 06/15/11                                   415             438
   Weatherford International (F)
         5.950%, 06/15/12                                   510             532
                                                                  --------------
                                                                          1,250
                                                                  --------------
FINANCIALS -- 0.3%
   Capmark Financial Group (F)
         6.300%, 05/10/17                                    77              53
         5.875%, 05/10/12                                   155             120
   Cit Group
         5.000%, 02/13/14                                   555             496
   Discover Financial Services (F)
         6.450%, 06/12/17                                   175             177
   Genworth Financial
         5.750%, 06/15/14                                   305             311
         5.650%, 06/15/12                                   890             912
   HSBC Finance
         6.375%, 10/15/11                                   415             426
   Istar Financial+
         5.875%, 03/15/16                                   280             229
   Lehman Brothers Holdings MTN
         5.750%, 05/17/13                                   140             141
         5.500%, 04/04/16                                   275             264

--------------------------------------------------------------------------------
                                     Face Amount ($ Thousands)/    Market Value
Description                                    Shares/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch
         6.050%, 05/16/16                         $         225   $         220
   Morgan Stanley
         4.750%, 04/01/14                                   415             396
   Residential Capital
         8.375%, 06/30/15                                    80              51
         7.500%, 02/22/08                                   220             145
         6.500%, 04/17/13                                 1,035             670
   SLM MTN (C) (D)
         4.660%, 12/17/07                                 2,330           2,330
   Shinsei Finance Cayman (D) (F)
         6.418%, 01/29/49                                   545             479
   Washington Mutual Preferred
      Funding (B) (D) (F)
         6.534%, 03/29/49                                   600             319
                                                                  --------------
                                                                          7,739
                                                                  --------------
INDUSTRIALS -- 0.0%
   Lafarge
         6.150%, 07/15/11                                   250             258
   US Steel
         5.650%, 06/01/13                                   165             164
                                                                  --------------
                                                                            422
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group
         5.350%, 02/27/12                                   110             111
                                                                  --------------
Total Corporate Obligations
   (Cost $10,799) ($ Thousands)                                           9,960
                                                                  --------------
EQUITY LINKED WARRANTS -- 0.0%

HONG KONG -- 0.0%
   China Overseas Land,
      Expires 08/27/08*                                     128              83
   Tian An China Investments,
      Expires 12/21/07*                                     226              33
                                                                  --------------
Total Equity Linked Warrants
   (Cost $--) ($ Thousands)                                                 116
                                                                  --------------
PURCHASED OPTIONS --0.0%

UNITED STATES -- 0.0%
   July 2008 U.S. Ten Year Treasury Call,
      Expires 06/16/08, Strike Price $95.00*                 49             155
                                                                  --------------
Total Purchased Options
   (Cost $21) ($ Thousands)                                                 155
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     105

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND --0.0%

UNITED STATES -- 0.0%
   iShares MSCI EAFE Index Fund*                            300   $          25
                                                                  --------------
Total Exchange Traded Fund
   (Cost $24) ($ Thousands)                                                  25
                                                                  --------------
RIGHTS -- 0.0%

                                                      Number of
                                                         Rights
                                                  -------------
AUSTRALIA -- 0.0%
   Newcrest Mining, Expires 10/17/07*                        57             288
                                                                  --------------
BRAZIL -- 0.0%
   Ambev, Expires 04/30/08*                                  66              --
                                                                  --------------
INDIA -- 0.0%
   Tata Iron & Steel, Expires 10/29/08*                     262             696
                                                                  --------------
SINGAPORE -- 0.0%
   Hotel Plaza, Expires 11/28/08*                            84               5
   Wing Tai Holdings,
      Expires 11/01/08 (B)*                                   4               2
                                                                  --------------
                                                                              7
                                                                  --------------
SOUTH KOREA -- 0.0%
   Eugene, Expires 12/11/07*                                  3               9
                                                                  --------------
Total Rights
   (Cost $--) ($ Thousands)                                               1,000
                                                                  --------------
CASH EQUIVALENTS -- 6.3%

UNITED STATES -- 6.3%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      5.020%**++                                     55,650,000          55,650
   SEI Liquidity Fund, L.P.
      5.110%**++ (C)                                129,278,297         129,278
                                                                  --------------
Total Cash Equivalents
   (Cost $184,928) ($ Thousands)                                        184,928
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                             ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (E) -- 3.5%
   Bristol-Myers Squibb
         4.500%, 11/30/07                         $      10,200   $      10,200
         4.430%, 12/03/07                                10,000           9,998
   Estee Lauder
         4.480%, 12/17/07                                 1,400           1,397
   General Electric Capital
         5.150%, 10/31/07                                    10              10
         4.500%, 12/03/07                                10,000           9,997
         4.400%, 11/30/07                                10,000          10,000
   Hershey
         8.952%, 12/10/07                                10,000           9,989
   ING Funding
         4.550%, 12/12/07                                10,000           9,986
   Mitsubishi International
         4.530%, 12/11/07                                10,000           9,987
   New Jersey Natural Gas
         4.639%, 12/13/07                                19,600          19,571
   Rabobank USA Finance
         4.670%, 12/04/07                                10,000           9,996
                                                                  --------------
Total Commercial Paper
   (Cost $101,131) ($ Thousands)                                        101,131
                                                                  --------------
U.S. TREASURY OBLIGATIONS --0.5%
   U.S. Treasury Bills (A) (E)
         3.773%, 12/20/07                                   250             250
         3.023%, 02/21/08                                 6,496           6,452
   U.S. Treasury Inflationary Index
      Notes (B)
         2.375%, 04/15/11                                 7,088           7,391
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $13,925) ($ Thousands)                                          14,093
                                                                  --------------
Total Investments -- 106.4%
   (Cost $2,787,704) ($ Thousands)                                $   3,117,359
                                                                  ==============
WRITTEN OPTION -- 0.0%

UNITED STATES -- 0.0%
   July 2008 U.S. Ten Year Treasury Call,
      Expires 06/16/08, Strike Price: $95.50*               (49)            (99)
                                                                  --------------
Total Written Option
   (Premiums Received $(8)) ($ Thousands)                         $         (99)
                                                                  --------------


--------------------------------------------------------------------------------
106     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------

                                                                 UNREALIZED
                                   NUMBER OF                   APPRECIATION/
                                   CONTRACTS    EXPIRATION     (DEPRECIATION)
TYPE OF CONTRACT                 LONG (SHORT)      DATE        ($ THOUSANDS)
-------------------------------------------------------------------------------
90-Day Euro$                         (71)        Dec-2007             $   259
90-Day Euro$                        (218)        Dec-2008                (705)
90-Day Euro$                         (36)        Dec-2009                (106)
90-Day Euro$                         (41)        Dec-2010                 (91)
90-Day Euro$                           1         Dec-2011                   1
90-Day Euro$                          66         Jun-2008                 102
90-Day Euro$                          97         Jun-2009                 253
90-Day Euro$                        (180)        Jun-2010                (398)
90-Day Euro$                           1         Jun-2011                   1
90-Day Euro$                           5         Jun-2012                   5
90-Day Euro$                          26         Mar-2008                   6
90-Day Euro$                         (25)        Mar-2009                 (65)
90-Day Euro$                         (37)        Mar-2010                 (98)
90-Day Euro$                         (32)        Mar-2011                 (72)
90-Day Euro$                           1         Mar-2012                   1
90-Day Euro$                         (27)        Sep-2008                 (77)
90-Day Euro$                          95         Sep-2009                 227
90-Day Euro$                         (42)        Sep-2010                 (97)
90-Day Euro$                          12         Sep-2011                  13
90-Day Euro$                          24         Sep-2012                  28
Amsterdam Index                       69         Dec-2007                  33
CAC40 10 Euro                        224         Dec-2007                 448
DAX Index                             70         Dec-2007                 565
DJ Euro Stoxx 50                     663         Dec-2007                 500
Index
Fed Fund 30 day                       27         Jan-2008                  14
Fed Fund 30 day                        1         Feb-2008                   1
Fed Fund 30 day                        1         Mar-2008                   1
FTSE 100 Index                       547         Dec-2007               1,648
Hang Seng Index                       66         Dec-2007                 638
IBEX 35 Plus Index                    68         Dec-2007                  38
MSCI Sing Index                       37         Dec-2007                 109
Nikkei 225 Index                      14         Dec-2007                   3
OMX Index                            578         Dec-2007                 267
S&P/MIB Index                         35         Dec-2007                  30
S&P/TSE 60 Index                     243         Dec-2007                (579)
SPI 200 Index                        202         Dec-2007                 813
Topix Index                          356         Dec-2007               1,031
U.S. 2 Year Treasury Note              9         Mar-2008                  (6)
U.S. 5 Year Treasury Note           (162)        Dec-2007                (573)
U.S. 10 Year Treasury Note           (76)        Dec-2007                (315)
                                                                      -------
                                                                      $ 3,853
                                                                      =======

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2007, is as follows (See Note 2 in Notes to Financials Statements):
--------------------------------------------------------------------------------

                                                                  UNREALIZED
                                CURRENCY            CURRENCY     APPRECIATION
    MATURITY                   TO DELIVER          TO RECEIVE   (DEPRECIATION)
      DATE                     (THOUSANDS)         (THOUSANDS)   ($ THOUSANDS)
-------------------------------------------------------------------------------
12/21/07-04/21/08           AUD     10,423     JPY    1,055,000       $   414
12/21/07                    AUD        693     GBP          301             5
12/21/07                    CAD        300     USD          323            23
12/21/07                    CHF      3,251     EUR        1,976            18
12/21/07-04/21/08           CHF     21,200     USD       17,952          (977)
12/21/07                    CHF     26,200     GBP       10,959          (829)
12/21/07-05/22/08           CHF     12,900     NZD       15,043           (66)
12/21/07                    EUR      4,082     SEK       37,950           (51)
12/21/07                    EUR        397     CHF          654            (4)
12/21/07                    GBP      1,553     AUD        3,572           (35)
12/21/07-05/22/08           GBP     13,952     JPY    3,188,000           371
12/21/07-03/25/08           GBP      9,967     CHF       23,800           707
12/21/07                    HKD    129,162     USD       16,619            16
12/21/07-05/22/08           JPY  3,431,000     GBP       13,718          (654)
12/21/07-03/26/08           JPY    810,000     USD        9,071          (792)
12/21/07-04/21/08           JPY  1,055,000     AUD       10,818           (65)
12/21/07                    MXP    150,206     USD       13,724           (57)
12/21/07-4/21/08            NZD     13,578     CHF       11,700            94

-------------------------------------------------------------------------------
                                                                  UNREALIZED
                                CURRENCY            CURRENCY     APPRECIATION
    MATURITY                   TO DELIVER          TO RECEIVE    (DEPRECIATION)
      DATE                     (THOUSANDS)         (THOUSANDS)   ($ THOUSANDS)
-------------------------------------------------------------------------------
12/21/07                    SEK     21,110     EUR        2,278       $    39
12/24/07                    SGD     13,134     USD        9,104             8
12/21/07                    ZAR      6,661     USD          988            10
12/21/07                    USD     30,891     AUD       35,004            43
12/21/07                    USD     37,044     CAD       36,423          (593)
12/21/07                    USD    118,119     GBP       57,564           176
12/17/07-12/21/07           USD      5,017     NOK       27,534           (50)
12/21/07-4/21/08            USD     68,103     CHF       76,853           167
12/21/07-3/26/08            USD     47,723     JPY    5,295,144           165
12/17/07-12/21/07           USD      8,764     SEK       55,304          (103)
12/17/07                    USD      1,502     DKK        7,548           (15)
12/17/07-7/10/49            USD     69,277     EUR       46,730          (667)
12/17/07                    USD      3,774     HKD       29,355            (1)
12/17/07                    USD        267     NZD          352             3
12/17/07                    USD      2,151     SGD        3,098            (7)
                                                                      -------
                                                                      $(2,707)
                                                                      =======

A summary of outstanding swap agreements held by the Fund at November 30, 2007, is as follows:
--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------

                                                                                          NET UNREALIZED
                                                                            NOTIONAL       APPRECIATION
                                                           EXPIRATION        AMOUNT       (DEPRECIATION)
DESCRIPTION                                                   DATE        (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Deliver payment on the quarterly reset spread from
   Swiss Market Index plus 23 basis points times
   the notional amount. Fund pays payment if the
   return on the spread appreciates over the pay-
   ment period and receives if the return on the
   spread depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                         CHF 01/24/08          13,862         $    (194)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index plus 40 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                            04/30/08          10,000              (250)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index plus 30 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Merrill Lynch)                              01/31/08          15,000              (376)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index plus 5 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                            01/31/08          10,000              (253)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index minus 75 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Wachovia)                                   01/31/08          12,000              (310)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index minus 80 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                             03/31/08          24,000              (621)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index plus 50 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                            02/28/08          19,000              (491)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     107

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                           NOTIONAL        APPRECIATION
                                                           EXPIRATION       AMOUNT        (DEPRECIATION)
DESCRIPTION                                                   DATE       (THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread
   from Bank of America--CMBS AAA10Yr
   Index plus 40 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                          02/28/08            43,000         $  (1,112)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index minus 10 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                          03/31/08            21,000              (543)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS AAA10Yr
   Index minus 50 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Goldman Sachs)                            03/31/08             8,000              (207)

Receive payment on the monthly reset spread
   from Bank of America -- CMBS IG 10Yr Index
   plus 35 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                          05/01/08             6,000              (217)

Receive payment on the monthly reset spread
   from Lehman Brothers -- CMBS AAA 8.5 Plus
   Index plus 15 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                           01/01/08             6,000              (233)

Receive payment on the monthly reset spread
   from Lehman Brothers -- CMBS AAA 8.5 Plus
   Index minus 15 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                           05/01/08             7,000              (277)

Deliver payment on the quarterly reset spread from
   MSCI EAFE Index minus 20 basis points times
   the notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bear Stearns)                             03/23/08            22,740               563

Deliver payment on the quarterly reset spread from
   MSCI EAFE Index minus 23 basis points times
   the notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bear Stearns)                             08/06/08            16,313              (458)

Deliver payment on the quarterly reset spread from
   MSCI EAFE Index minus 22 basis points times
   the notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                           06/30/08            20,622               154

Deliver payment on the quarterly reset spread from
   MSCI EAFE Index minus 23 basis points times
   the notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                           09/01/08            13,865               860

Deliver payment on the quarterly reset spread
   from MSCI Japan Net Index plus 20 basis
   points times the notional amount. Fund
   receives payment if the return on the spread
   appreciates over the payment period and pays
   if the return on the spread depreciates over
   the payment period.
   (Counterparty: Goldman Sachs)                            03/24/08            19,750              (821)
                                                                                               ---------
                                                                                               $  (4,786)
                                                                                               =========

--------------------------------------------------------------------------------
                          CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------

                                                                                         NET UNREALIZED
                                                                            NOTIONAL      APPRECIATION
                                                           EXPIRATION        AMOUNT      (DEPRECIATION)
DESCRIPTION                                                   DATE        (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fund delivers quarterly payment of 0.1125%
   (0.450% per annum) times the notional
   amount of the iTraxx Europe Senior Financials
   5 Year Index, Series 8. Upon a defined credit
   event, Fund receives the notional amount and
   delivers the defined deliverable obligation.
   (Counterparty: Bank of America)                          12/20/12             2,500         $      (4)

Fund pays quarterly payment of 0.1125%
   (0.450% per annum) times the notional
   amount of the iTraxx Europe Senior Financials
   5 Year Index, Series 8. Upon a defined credit
   event, Fund receives the notional amount and
   delivers the defined deliverable obligation.
   (Counterparty: Goldman Sachs)                            12/20/12             5,750                (3)

Fund pays quarterly payment of 0.0800% (0.320%
   per annum) times the notional amount of
   Alcan, Inc., 4.875%, 09/15/12. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                          03/20/14               850                (2)

Fund pays quarterly payment of 0.0880% (0.350%
   per annum) times the notional amount of
   Alcan, Inc., 4.875%, 09/15/12. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/13             1,000                (5)

Fund pays quarterly payment of 0.1100%
   (0.440% per annum) times the notional
   amount of Autozone, Inc., 5.875%, 10/15/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,000                (1)

Fund pays quarterly payment of 0.1380%
   (0.550% per annum) times the notional
   amount of Black & Decker Corp., 7.125%,
   06/01/11. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,000                (2)

Fund pays quarterly payment of 0.0500%
   (0.200% per annum) times the notional
   amount of Campbell Soup Co., 4.875%,
   10/01/13. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Bank of America)                          06/20/14             1,600                 3

Fund pays quarterly payment of 0.1000% (0.400%
   per annum) times the notional amount of
   CDX.NA.IG., Series 7 Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/11            13,400              (179)

Fund pays quarterly payment of 0.1000%
   (0.400% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,400               (26)

Fund pays quarterly payment of 0.1000%
   (0.400% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/11               950               (17)

Fund pays quarterly payment of 0.1000%
   (0.400% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/11               700               (14)

Fund pays quarterly payment of 0.1110%
   (0.445% per annum) times the notional
   amount of Darden Restaurants, Inc., 7.125%,
   02/01/16. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,000                 2

Fund pays quarterly payment of 0.2950% (1.180%
   per annum) times the notional amount of Gap,
   Inc., 8.800%, 12/15/08. Upon a defined credit
   event, Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,000               (14)

Fund pays quarterly payment of 0.0980%
   (0.390% per annum) times the notional
   amount of Johnson Controls, Inc., 7.125%,
   07/15/17. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/13             1,000                (1)


--------------------------------------------------------------------------------
108     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                           NOTIONAL        APPRECIATION
                                                           EXPIRATION       AMOUNT        (DEPRECIATION)
DESCRIPTION                                                   DATE       (THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0930%
   (0.370% per annum) times the notional
   amount of Johnson Controls, Inc., 7.125%,
   07/15/17. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/13             1,000         $      (2)

Fund pays quarterly payment of 0.1190%
   (0.475% per annum) times the notional
   amount of Limited Brands, Inc., 6.125%,
   12/01/12. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,000                41

Fund pays quarterly payment of 0.1830% (0.730%
   per annum) times the notional amount of Masco
   Corp., 5.875%, 07/15/12. Upon a defined credit
   event, Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/13             1,000                19

Fund pays quarterly payment of 0.1175%
   (0.475% per annum) times the notional
   amount of MeadWestvaco, 6.850%, 04/01/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,000                 5

Fund pays quarterly payment of 0.0880%
   (0.3500% per annum) times the notional
   amount of MGIC Investment Corp., 6.000%,
   11/01/15. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/13             1,000               160

Fund pays quarterly payment of 0.0550% (0.220%
   per annum) times the notional amount of Nucor
   Corp., 4.875%, 10/01/12. Upon a defined cred-
   it event, Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,000                (1)

Fund pays quarterly payment of 0.0350%
   (0.140% per annum) times the notional
   amount of Pitney Bowes, Inc., 4.625%,
   10/01/12. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             2,100                11

Fund pays quarterly payment of 0.0880%
   (0.350% per annum) times the notional
   amount of PMI Group, Inc., 6.000%,
   09/15/16. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/13             1,000               146

Fund pays quarterly payment of 0.0880%
   (0.350% per annum) times the notional
   amount of Radian Group, Inc., 7.750%,
   06/01/11. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/13             1,000               246

Fund pays quarterly payment of 0.0475% (0.190%
   per annum) times the notional amount of TJX
   Cos, Inc., 7.450%, 12/15/09. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,000                 8

Fund pays quarterly payment of 0.1130%
   (0.450% per annum) times the notional
   amount of Weyerhaeuser Co., 6.750%,
   03/15/12. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of America)                          12/20/11             1,000                 7

Fund delivers monthly payment of 0.0520%
   (0.620% per annum) times the notional amount
   of CMBX-NA-A 3 Index. Upon a defined credit
   event, Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Goldman Sachs)                            12/25/49             1,000               (47)

Fund delivers monthly payment of 0.0520%
   (0.620% per annum) times the notional amount
   of CMBX-NA-A 3 Index. Upon a defined credit
   event, Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Goldman Sachs)                            12/25/49             1,000               (44)

Fund pays quarterly payment of 0.1150%
   (0.460% per annum) times the notional
   amount of Autozone, Inc., 5.875%, 10/15/12.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/11             1,000                (2)

--------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                            NOTIONAL       APPRECIATION
                                                           EXPIRATION        AMOUNT       (DEPRECIATION)
DESCRIPTION                                                   DATE        (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0550%
   (0.220% per annum) times the notional
   amount of Black & Decker Corp., 7.125%,
   06/01/11. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/11             1,000         $      (2)

Fund pays quarterly payment of 0.0540%
   (0.215% per annum) times the notional
   amount of Carnival Corp., 6.650%, 01/15/28.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           06/20/12               950                11

Fund pays quarterly payment of 0.0650%
   (0.260% per annum) times the notional
   amount of Dow Chemical Co., 6.000%,
   10/01/12. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/13             1,000                10

Fund pays quarterly payment of 0.2950% (1.180%
   per annum) times the notional amount of Gap,
   Inc., 8.800%, 12/15/08. Upon a defined credit
   event, Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/11             1,000               (13)

Fund pays quarterly payment of 0.3900%
   (1.560% per annum) times the notional
   amount of Hasbro, Inc., 2.750%, 12/01/21.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/11             1,000                10

Fund pays quarterly payment of 0.7700%
   (3.080% per annum) times the notional
   amount of Jones Apparel Group, Inc., 5.125%,
   11/15/14. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/11             1,000                40

Fund pays quarterly payment of 0.4500%
   (1.800% per annum) times the notional
   amount of Lubrizol Corp., 7.250%, 06/15/25.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/11             1,000                (3)

Fund pays quarterly payment of 0.3500%
   (1.400% per annum) times the notional
   amount of MGIC Investment Corp., 6.000%,
   03/15/07. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/13             1,000               160

Fund pays quarterly payment of 0.2800% (1.120%
   per annum) times the notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a
   defined credit event, Fund will receive the notion-
   al amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/13             1,000                21

Fund pays quarterly payment of 0.2200% (0.880%
   per annum) times the notional amount of Nucor
   Corp., 4.875%, 10/01/12. Upon a defined credit
   event, Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/11             1,000                (1)

Fund pays quarterly payment of 0.3500%
   (1.400% per annum) times the notional
   amount of PMI Group, Inc., 6.000%,
   09/15/16. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/13             1,000               146

Fund pays quarterly payment of 0.2000%
   (0.800% per annum) times the notional
   amount of PPG Industries, Inc., 7.050%,
   08/15/09. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/11             1,000                 2

Fund pays quarterly payment of 0.3900%
   (1.560% per annum) times the notional
   amount of Radian Group, Inc., 7.750%,
   06/01/11. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/13             1,000               215


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     109

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)
November 30, 2007

--------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                           NOTIONAL        APPRECIATION
                                                           EXPIRATION       AMOUNT        (DEPRECIATION)
DESCRIPTION                                                   DATE       (THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2700%
   (1.080% per annum) times the notional
   amount of Southwest Airlines Co., 6.500%,
   03/01/12. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           12/20/11             1,000         $       8

Fund pays quarterly payment of 0.3200%
   (1.280% per annum) times the notional
   amount of Washington Mutual Co., 5.250%,
   09/15/17. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan Chase)                           03/20/12             1,000               119

Fund pays quarterly payment of 0.4000%
   (1.600% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/11               850               (11)

Fund pays quarterly payment of 0.4000%
   (1.600% per annum) times the notional
   amount of CDX.NA.IG., Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/11             5,100               (67)

Fund pays quarterly payment of 0.4000%
   (1.600% per annum) times the notional
   amount of CDX.NA.IG. Index. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/11            16,400              (219)

Fund pays quarterly payment of 0.0625%
   (0.250% per annum) times the notional
   amount of Dow Chemical Co., 6.000%,
   10/01/12. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/13             1,000                11

Fund pays quarterly payment of 0.1300% (0.520%
   per annum) times the notional amount of Lowe's
   Cos., 8.250%, 06/01/10. Upon a defined credit
   event, Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/11             1,000                11

Fund pays quarterly payment of 0.1130% (0.450%
   per annum) times the notional amount of Lubrizol
   Corp., 7.250%, 06/15/25. Upon a defined credit
   event, Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/11             1,000                (3)

Fund pays quarterly payment of 0.2250%
   (0.900% per annum) times the notional
   amount of MDC Holdings, Inc., 5.500%,
   05/15/13. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/11             1,000                22

Fund pays quarterly payment of 0.0700% (0.280%
   per annum) times the notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a
   defined credit event, Fund will receive the notion-
   al amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/13             1,000                21

Fund pays quarterly payment of 0.1730%
   (0.690% per annum) times the notional
   amount of RR Donnelly & Sons Co., 4.950%,
   04/01/14. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/11             1,000                (5)

Fund pays quarterly payment of 0.0680%
   (0.270% per annum) times the notional
   amount of Southwest Airlines Co., 6.500%,
   03/01/12. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/11             1,000                 8

Fund pays quarterly payment of 0.1130%
   (0.450% per annum) times the notional
   amount of Weyerhaeuser Co., 6.750%,
   03/15/12. Upon a defined credit event,
   Fund will receive the notional amount
   and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                            03/20/12             1,000                13

Fund pays quarterly payment of 0.0850%
   (0.338% per annum) times the notional
   amount of Whirlpool Corp., 7.750%, 07/15/16.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation.
   (Counterparty: Merrill Lynch)                            12/20/11             1,000                 7
                                                                                               ---------
                                                                                               $     795
                                                                                               =========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $2,929,939 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at November 30, 2007 (see Note 9). The total value of securities on loan at November 30, 2007 was $126,891 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2007 was $131,608 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2007. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
DN -- Discount Note
EUR -- Euro
FDR -- Fiduciary Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
NIM -- Net Investment Margin
NOK -- Norwegian Krone
NVDR -- Non-Voting Depositary Receipt
NZD -- New Zealand Dollar
SDR -- Swedish Depositary Receipt
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
110     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Enhanced Income Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Loan Participations                          24.7%
Mutual Funds                                 24.3%
Mortgage-Backed Securities                   15.6%
Asset-Backed Securities                      11.4%
Short-Term Investments                        9.8%
Time Deposits                                 5.7%
Financials                                    5.3%
Consumer Discretionary                        0.9%
Utilities                                     0.5%
Consumer Staples                              0.4%
Telecommunication Services                    0.4%
Health Care                                   0.4%
U.S. Treasury Obligations                     0.2%
Energy                                        0.2%
Industrials                                   0.1%
Sovereign                                     0.1%
Certificates of Deposit                       0.0%

+++ Percentages based on total investments. Narrow industries are utilized for compliance purposes, where broad sectors are utilized for reporting.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 24.7%
   Acquireco LLC, Ser B (E)
         0.000%, 10/09/14                         $         921   $         900
   Acquireco LLC, Ser B, Delayed
      Draw (E)
         0.000%, 10/09/14                                    79              77
   Alpha Topco
         7.915%, 12/31/13                                 1,000             964
   Alpha Topco, 2nd Lien
         9.040%, 06/30/14                                 1,000             949
   Blockbuster
         9.432%, 08/20/11                                 1,017             975
   Boston Generating LLC, 1st Lien
         7.448%, 12/20/13                                   773             743
   Boston Generating LLC, 1st Lien
      (Synthetic)
         7.610%, 12/20/13                                 1,220           1,143
   Brickman Group Holdings, Tranche B
         7.143%, 01/23/14                                   995             943
   CCS Medical
         8.450%, 09/30/12                                   992             963
   Caritor
         7.070%, 05/17/13                                   928             784
   Caritor (Synthetic)
         7.060%, 05/11/13                                    70              61
   Cequel Communications, 1st Lien
         7.211%, 11/05/13                                   498             464
   Charter Communications
         7.360%, 06/05/14                                 1,000             932
   Checksmart Financial, 1st Lien, Ser B
         7.900%, 05/01/12                                 1,000             930
   Clarke American, Tranche B
         7.698%, 03/09/14                                 1,995           1,835

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Colleyville Resources LOC
         8.481%, 12/28/10                         $         163   $         156
   Colleyville Resources, Tranche D
         8.481%, 12/28/13                                   531             513
   Crescent Resources, LLC
         8.045%, 09/07/12                                 1,000             895
   Delta Air Lines
         6.840%, 04/30/12                                 1,000             952
   Delta Air Lines, 2nd Lien
         8.082%, 04/30/14                                   998             956
   Dollar General, Tranche B-1
         7.734%, 07/07/14                                 1,000             920
   Dynea North, 1st Lien
         8.110%, 02/09/08                                 1,000             920
   Foamex LP, 1st Lien (E)
         0.000%, 02/12/13                                   976             903
   Ford Motor
         8.700%, 12/15/13                                 1,489           1,386
   Ginn La Conduit Lender, 1st Lien,
      Tranche A
         5.098%, 06/08/11                                   315             253
   Ginn La Conduit Lender, 1st Lien,
      Tranche B
         8.860%, 06/08/11                                   681             547
   Greenwood Racing
         7.010%, 11/28/11                                   993             943
   Healthsouth
         7.320%, 03/10/13                                   635             611
   Helix Energy Solutions Group
         6.843%, 07/01/13                                 1,470           1,426
   Hub International
         8.203%, 06/13/14                                 1,019             967
   Hub International, Delayed Draw
         8.010%, 06/13/14                                    72              68
   IAP Worldwide Services, 1st Lien
         11.500%, 12/30/12                                1,000             892
   Kepler Holdings
         10.698%, 06/30/09                                1,000             990
   Knology
         7.480%, 04/13/12                                 1,000             955
   Lake at Las Vegas (Synthetic)
         15.460%, 06/20/12                                  120              72
   Lake at Las Vegas Joint Venture
         15.460%, 06/20/12                                  880             528
         11.210%, 12/24/07                                  250             249
   Level 3 Financing
         7.610%, 03/01/14                                 1,500           1,430
   Lifecare Holding (Rainier Acquisition)
         8.200%, 08/11/12                                   997             896
   Misys Hospital Systems
         8.200%, 10/12/07                                 1,000             985


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     111

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Movie Gallery, 1st Lien
         12.250%, 03/08/12                        $         479   $         387
   Movie Gallery, 1st Lien (Synthetic) (E)
         0.000%, 03/08/12                                    20              15
   Northwest Airlines (E)
         0.000%, 08/21/08                                 1,000             945
   Onex Carestream Finance
         7.113%, 04/10/13                                 1,000             938
   Orbitz Worldwide
         8.340%, 07/25/14                                 1,000             955
   Penton Media
         7.240%, 02/01/13                                   493             449
   Pinnacle Foods Group
         7.948%, 04/02/14                                   998             940
   Realogy (Synthetic) (E)
         0.000%, 10/10/13                                   118             103
   Realogy, Term B
         8.240%, 10/10/13                                   882             768
   Riverdeep Interactive Learning USA
         7.948%, 12/20/13                                 1,000             991
   Sabre
         6.960%, 09/30/14                                 1,458           1,337
   Serena Software
         7.175%, 03/10/13                                 1,000             966
   Sirva Worldwide (E)
         0.000%, 12/01/10                                 1,000             669
   Solo Cup
         8.616%, 02/27/11                                   632             624
   Spirit Finance
         8.360%, 07/15/13                                 1,000             880
   TPF Generation Holdings, LLC
      (Synthetic Revolver)
         7.198%, 12/15/11                                    49              47
   TPF Generation Holdings, LLC,
      1st Lien
         7.198%, 12/15/13                                   796             759
   TPF Generation Holdings, LLC,
      1st Lien (Synthetic)
         7.198%, 12/15/13                                   156             148
   Totes Isotoner, 1st Lien
         8.248%, 01/31/13                                 1,000             970
   Travelport, LLC (Synthetic)
         7.448%, 08/23/13                                   167             155
   Travelport, LLC, Ser B
         7.448%, 08/23/13                                   833             788
   Tribune, Tranche B
         8.244%, 05/09/14                                   599             517
   Tribune, Tranche X
         7.744%, 05/09/09                                   373             364
   US Airways Group
         7.373%, 03/19/14                                 1,000             930
   Univision Communications
         7.210%, 08/15/14                                   483             444

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Univision Communications (G)
         1.000%, 09/29/14                         $          17   $           1
   Venoco, 2nd Lien
         9.125%, 05/07/14                                 2,000           1,940
   Verint Systems
         7.466%, 05/09/14                                 1,877           1,811
   WM Bolthouse Farms, 1st Lien
         7.500%, 12/17/12                                 1,485           1,457
   Wide Open West Finance,
      1st Lien (E)
         0.000%, 06/30/14                                 1,000             955
   Wilmar Opco, LLC (Tropicana)
         7.448%, 01/03/12                                 1,000             963
                                                                  --------------
Total Loan Participations
   (Cost $58,355) ($ Thousands)                                          55,292
                                                                  --------------
MUTUAL FUNDS  -- 24.3%
   SEI LIBOR Plus Portfolio,
         5.830%++*                                    5,616,000          54,423
                                                                  --------------
Total Mutual Funds
   (Cost $56,684) ($ Thousands)                                          54,423
                                                                  --------------
MORTGAGE-BACKED SECURITIES -- 15.6%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 4.9%
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37                                   392             106
   FHLMC CMO, Ser 3153, Cl FX
         5.002%, 12/15/07                                   548             544
   FNMA
         6.000%, 11/01/08-12/01/21                        3,521           3,597
   FNMA TBA
         6.000%, 10/01/26-04/01/27                        5,212           5,321
         5.500%, 10/01/20-03/01/22                        1,369           1,385
                                                                  --------------
                                                                         10,953
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 10.7%
   American Tower Trust, Ser 2007-1A,
      Cl D (B)
         5.957%, 04/15/37                                   250             234
   Banc of America Funding,
      Ser 2005-F, Cl 4A1 (C)
         5.351%, 12/01/07                                   550             542
   Banc of America Funding,
      Ser 2006-D, Cl 3A1 (C)
         5.565%, 12/01/07                                   493             495
   Banc of America Large Loan,
      Ser 2007-BMB1, Cl A1 (B) (C)
         5.162%, 12/25/07                                   199             199
   Banc of America Mortgage Securities,
      Ser 2004-F, Cl 2A5 (C)
         4.146%, 07/25/34                                   350             348


--------------------------------------------------------------------------------
112     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Mortgage Securities,
      Ser 2005-A, Cl 2A1 (C)
         4.459%, 02/25/35                         $         313   $         314
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-6,
      Cl 3A1 (C)
         5.281%, 12/01/07                                   425             425
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-9,
      Cl A1 (C)
         4.625%, 12/01/07                                   536             528
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2006-1,
      Cl A1 (C)
         4.625%, 12/01/07                                   518             510
   Bear Stearns Commercial Mortgage
      Trust, Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                                   500             521
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J (B) (C)
         5.602%, 12/30/07                                   155             145
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1 (C)
         4.900%, 10/25/35                                   526             523
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A (C)
         5.544%, 12/01/07                                   797             779
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 3A1A (C)
         5.379%, 12/01/07                                   523             515
   Credit Suisse First Boston Mortgage
      Securities, Ser 2000-C1, Cl A2
         7.545%, 04/15/62                                   500             522
   Crown Castle Towers LLC,
      Ser 2006-1A, Cl E (B)
         6.065%, 11/15/36                                   380             362
   Crusade Global Trust, Ser 2007-1,
      Cl A1 (C)
         5.259%, 04/19/38                                   303             298
   Diversified REIT Trust, Ser 1999-1A,
      Cl A2
         6.780%, 03/18/11                                   127             128
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1 (C)
         5.351%, 12/01/07                                   303             300
   First Horizon Mortgage Pass-Through
      Certificate, Ser 2005-AR4,
      Cl 2A1 (C)
         5.328%, 10/25/35                                   251             251
   First Union-Chase Commercial
      Mortgage, Ser 1999-C2, Cl A2
         6.645%, 06/15/31                                   214             217

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1 (C)
         5.596%, 12/01/07                         $         519   $         521
   GS Mortgage Securities,
      Ser 2007-EOP, Cl K (B) (C)
         5.728%, 12/06/07                                    75              68
   GSR Mortgage Loan Trust,
      Ser 2006-AR1, Cl 2A2 (C)
         5.179%, 01/25/36                                   400             398
   GSR Mortgage Loan Trust,
      Ser 2006-AR2, Cl 3A1 (C)
         5.754%, 04/25/36                                    73              74
   GSR Mortgage Loan Trust,
      Ser 2007-AR2, Cl 1A1 (C)
         5.790%, 05/25/37                                   531             533
   Granite Master Issuer PLC,
      Ser 2005-1, Cl A3 (C)
         5.668%, 12/20/24                                    73              72
   Granite Master Issuer PLC,
      Ser 2006-1A, Cl A5 (B) (C)
         5.019%, 01/25/08                                   255             247
   Harborview Mortgage Loan Trust,
      Ser 2005-14, Cl 3A1A (C)
         5.301%, 12/19/35                                   396             396
   Holmes Master Issuer PLC,
      Ser 2007-1, Cl 1C1 (C)
         5.523%, 01/16/08                                   100              99
   Holmes Master Issuer PLC,
      Ser 2007-2A, Cl 1C (C)
         5.473%, 01/16/08                                   165             163
   JPMorgan Mortgage Trust,
      Ser 2007-A3, Cl 1A1 (C)
         5.483%, 12/01/07                                   483             481
   JPMorgan Mortgage Trust,
      Ser 2007-A4, Cl 1A1 (C)
         5.482%, 06/25/37                                   477             473
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 2A1 (C)
         5.383%, 12/01/07                                   303             305
   Master Adjustable Rate Mortgages
      Trust, Ser 2005-6, Cl 5A1 (C)
         5.041%, 07/25/35                                   534             532
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 2A1 (C)
         4.523%, 12/25/34                                   337             336
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A (C)
         5.134%, 12/01/07                                   640             636
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E (C)
         5.134%, 12/25/35                                   192             192


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     113

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-2,
      Cl 1A1 (C)
         5.800%, 12/01/07                         $         556   $         557
   Morgan Stanley Capital I,
      Ser 2007-XLFA, Cl C (B) (C)
         4.812%, 10/15/20                                   240             224
   MortgageIT Trust, Ser 2005-1,
      Cl 2A (C)
         4.250%, 02/25/35                                   547             525
   MortgageIT Trust, Ser 2005-4,
      Cl A1 (C)
         5.069%, 12/25/07                                   515             502
   Pendeford Master Issuer PLC,
      Ser 2007-1A, Cl 1C (B) (C)
         5.179%, 05/12/59                                   225             224
   Permanent Master Issuer PLC,
      Ser 2007-1, Cl 1C (C)
         5.413%, 07/15/42                                   150             149
   Residential Funding Mortgage
      Securities, Ser 2005-SA5,
      Cl 2A (C)
         5.334%, 12/01/07                                   190             190
   Residential Funding Mortgage
      Securities, Ser 2006-SA1,
      Cl 1A1 (C)
         5.676%, 02/25/36                                   168             169
   Residential Funding Mortgage
      Securities, Ser 2007-SA2,
      Cl 2A2 (C)
         5.677%, 12/01/07                                   362             364
   Residential Funding Mortgage
      Securities, Ser 2007-SA3,
      Cl 2A1 (C)
         5.784%, 12/01/07                                   479             479
   Sequoia Mortgage Trust, Ser 2007-2,
      Cl 2AA1 (C)
         5.805%, 12/01/07                                   623             623
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2004-AR5, Cl A6 (C)
         3.842%, 12/01/07                                   600             596
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2005-AR14, Cl 1A4 (C)
         5.056%, 12/25/35                                   506             504
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2005-AR3, Cl A2 (C)
         4.636%, 12/01/07                                   460             457
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-EE,
      Cl 2A2 (C)
         3.991%, 12/01/07                                   450             444

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-Z,
      Cl 2A1 (C)
         4.580%, 12/01/07                         $         545   $         544
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 3A2 (C)
         4.995%, 12/01/07                                   142             142
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 6A3 (C)
         5.000%, 12/01/07                                   182             181
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR4,
      Cl 2A2 (C)
         4.524%, 12/01/07                                   524             518
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR10,
      Cl 2A1 (C)
         5.646%, 12/01/07                                   624             627
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR12,
      Cl 2A1 (C)
         6.102%, 09/25/36                                   311             311
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR13,
      Cl A2 (C)
         5.761%, 09/25/36                                   529             532
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR2,
      Cl 2A3 (C)
         5.101%, 03/25/36                                   191             190
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR5,
      Cl 2A1 (C)
         5.533%, 12/01/07                                   447             449
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6,
      Cl 3A1 (C)
         5.093%, 12/01/07                                   414             413
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR8,
      Cl 2A1 (C)
         5.240%, 12/01/07                                   325             325
                                                                  --------------
                                                                         23,921
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $34,840) ($ Thousands)                                          34,874
                                                                  --------------


--------------------------------------------------------------------------------
114     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES  -- 11.4%

AUTOMOTIVE -- 4.3%
   Aesop Funding II LLC, Ser 2003-3A,
      Cl A3 (B)
         3.720%, 07/20/09                         $         330   $         328
   Aesop Funding II LLC, Ser 2005-1A,
      Cl A1 (B)
         3.950%, 04/20/09                                   408             406
   AmeriCredit Automobile Receivables
      Trust, Ser 2004-BM, Cl A4
         2.670%, 03/07/11                                   211             210
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl A3
         5.110%, 10/06/10                                   226             225
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl B
         5.200%, 03/06/11                                   195             193
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A4 (C)
         4.718%, 10/06/13                                   285             279
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A4A
         5.550%, 04/07/14                                   500             504
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-BF, Cl A3A
         5.160%, 04/06/12                                   300             302
   AmeriCredit Prime Automobile
      Receivables Trust, Ser 2007-2M,
      Cl A3A
         5.220%, 06/08/12                                   485             487
   Banc of America Securities Auto
      Trust, Ser 2005-WF1, Cl A3
         3.990%, 08/18/09                                   123             123
   Capital Auto Receivables Asset Trust,
      Ser 2007-1, Cl B
         5.150%, 09/17/12                                   230             225
   Capital Auto Receivables Asset Trust,
      Ser 2007-3, Cl A3A
         5.020%, 09/15/11                                   200             201
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A4A
         4.710%, 06/15/12                                   115             115
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A3A
         5.130%, 04/16/12                                   490             489
   Capital One Prime Auto Receivables
      Trust, Ser 2007-C, Cl A3
         4.890%, 01/17/12                                   500             502
   Carmax Auto Owner Trust,
      Ser 2005-1, Cl A3
         4.130%, 05/15/09                                    25              25

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Carmax Auto Owner Trust,
      Ser 2007-1, Cl C
         5.530%, 07/15/13                         $          50   $          49
   Chase Manhattan Auto Owner Trust,
      Ser 2005-A, Cl A4
         3.980%, 04/15/11                                   500             496
   Ford Credit Auto Owner Trust,
      Ser 2006-A, Cl C
         5.480%, 09/15/11                                   250             253
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
         5.150%, 11/15/11                                   230             232
   GE Dealer Floorplan Master Note
      Trust, Ser 2006-2, Cl C (C)
         5.170%, 04/20/13                                   120             112
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                                   105             104
   Harley-Davidson Motorcycle Trust,
      Ser 2005-2, Cl A2
         4.070%, 02/15/12                                   750             746
   Honda Auto Receivables Owners
      Trust, Ser 2004-3, Cl A4
         3.280%, 02/18/10                                   196             195
   Honda Auto Receivables Owners
      Trust, Ser 2005-1, Cl A4
         3.820%, 05/21/10                                   291             289
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3B
         5.052%, 01/17/12                                   140             139
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                                   400             400
   Nissan Auto Receivables Owner
      Trust, Ser 2006-A, Cl A4
         4.770%, 07/15/11                                   350             350
   Nissan Auto Receivables Owner
      Trust, Ser 2007-B, Cl A3
         5.030%, 05/16/11                                   135             136
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A2
         5.200%, 12/15/10                                   375             375
   Swift Master Auto Receivables Trust,
      Ser 2007-2 Cl A (C)
         5.302%, 10/15/12                                   430             427
   Superior Wholesale Inventory
      Financing Trust, Ser 2007-AE1,
      Cl B (C)
         4.952%, 12/15/07                                    25              24
   Superior Wholesale Inventory
      Financing Trust, Ser 2007-AE1,
      Cl C (C)
         5.252%, 12/13/07                                    45              44


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     115

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   USAA Auto Owner Trust,
      Ser 2007-1, Cl A3
         5.430%, 10/17/11                         $         260   $         263
   USAA Auto Owner Trust,
      Ser 2007-2, Cl A3
         4.900%, 02/15/12                                   245             246
   Volkswagen Auto Lease Trust,
      Ser 2006-A, Cl A3
         5.500%, 09/21/09                                   225             226
                                                                  --------------
                                                                          9,720
                                                                  --------------
CREDIT CARDS -- 4.6%
   Advanta Business Card Master Trust,
      Ser 2005-C1, Cl C1 (C)
         5.250%, 12/20/07                                   400             398
   Advanta Business Card Master Trust,
      Ser 2007-B1, Cl B (C)
         4.990%, 12/22/14                                   400             369
   American Express Credit Account
      Master Trust, Ser 2007-2, Cl B (C)
         4.832%, 09/15/16                                   145             137
   Bank One Issuance Trust,
      Ser 2003-B1, Cl B1 (C)
         5.022%, 12/15/07                                   285             285
   Bank One Issuance Trust,
      Ser 2003-C2, Cl C2 (C)
         5.792%, 12/16/07                                   500             501
   Bank of America Credit Card Trust,
      Ser 2007-B5, Cl B5 (C)
         5.252%, 03/15/12                                   470             467
   Bank of America Credit Card Trust,
      Ser 2007-C1, Cl C1 (C)
         4.942%, 12/26/07                                   450             415
   Cabela's Master Credit Card Trust,
      Ser 2003-1A, Cl A (C)
         4.952%, 12/04/07                                   500             500
   Capital One Multi-Asset Execution
      Trust, Ser 2004-C4, Cl C4 (C)
         5.302%, 12/02/07                                   650             634
   Capital One Multi-Asset Execution
      Trust, Ser 2005-C1, Cl C1 (C)
         5.052%, 02/15/13                                   350             340
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C2, Cl C2 (C)
         4.952%, 12/15/07                                   400             375
   Chase Issuance Trust, Ser 2005-C2,
      Cl C2 (C)
         5.092%, 01/15/15                                   400             378
   Chase Issuance Trust, Ser 2007-A14,
      Cl A14 (C)
         4.902%, 12/27/07                                   650             650
   Chase Issuance Trust, Ser 2007-A15,
      Cl A
         4.960%, 09/17/12                                   500             508

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citibank Credit Card Issuance Trust,
      Ser 2001-C1, Cl C1 (C)
         6.323%, 01/15/10                         $         400   $         400
   Citibank Credit Card Issuance Trust,
      Ser 2007-B5, Cl B5 (C)
         5.384%, 11/07/14                                   500             489
   Citibank Credit Card Issuance Trust,
      Ser 2007-B6, Cl B6
         5.000%, 11/08/12                                   340             344
   First National Master Note Trust,
      Ser 2007-1, Cl B (C)
         4.852%, 04/15/13                                   320             313
   First USA Credit Card Master Trust,
      Ser 1998-2, Cl C (B)
         6.800%, 02/18/11                                   550             550
   GE Capital Credit Card Master Note
      Trust, Ser 2007-3, Cl C (C)
         4.952%, 06/15/13                                   500             483
   Household Affinity Credit Card Master
      Note Trust, Ser 2003-1, Cl B (C)
         5.202%, 12/15/07                                   475             475
   MBNA Credit Card Master Note Trust,
      Ser 2006-A1, Cl A1 (C)
         4.900%, 07/15/11                                   400             403
   MBNA Credit Card Master Note Trust,
      Ser 2006-C2, Cl C2 (C)
         4.952%, 08/15/13                                   300             288
   Washington Mutual Master Note
      Trust, Ser 2006-C3A, C3A (B) (C)
         5.032%, 12/10/07                                   535             497
                                                                  --------------
                                                                         10,199
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 1.3%
   Ace Securities, Ser 2006-HE1,
      Cl A2A (C)
         4.869%, 02/25/36                                    31              31
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF18, Cl A2B (C)
         4.899%, 12/25/37                                   275             257
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl M2 (C)
         5.049%, 12/26/07                                   285             121
   Merrill Lynch First Franklin Mortgage
      Loan Trust, Ser 2007-4, Cl M6 (C)
         5.489%, 07/25/37                                   100              14
   Morgan Stanley Capital I,
      Ser 2007-HE2, Cl M2 (C)
         5.049%, 01/25/37                                   150              93
   Morgan Stanley Home Equity Loans,
      Ser 2005-3, Cl M1 (C)
         5.239%, 08/25/35                                   350             311


--------------------------------------------------------------------------------
116     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Home Equity Loans,
      Ser 2005-4, Cl M1 (C)
         5.199%, 09/25/35                         $         370   $         321
   Option One Mortgage Loan Trust,
      Ser 2005-3, Cl M1 (C)
         5.259%, 12/25/07                                   330             307
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl M1 (C)
         5.179%, 12/27/07                                   470             440
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1 (F)
         5.900%, 03/25/37                                   298             298
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1 (C)
         4.909%, 12/26/07                                   270             263
   Residential Asset Securities,
      Ser 2005-KS12, Cl M1 (C)
         5.229%, 12/25/07                                   375             338
   Securitized Asset-Backed
      Receivables LLC, Ser 2007-NC2,
      Cl M2 (C)
         5.049%, 01/25/37                                   145              68
                                                                  --------------
                                                                          2,862
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 1.2%
   ACAS Business Loan Trust,
      Ser 2006-1A, Cl A, (B) (C)
         5.270%, 11/27/19                                   450             436
   ACAS Business Loan Trust,
      Ser 2007-1A, Cl C (B) (C)
         5.728%, 01/24/08                                   530             496
   Cit Equipment Collateral,
      Ser 2006-VT1, Cl B
         5.230%, 02/20/13                                   131             131
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2 (B)
         5.261%, 04/25/37                                   400             395
   John Deere Owner Trust, Ser 2007-A,
      Cl A2
         5.210%, 10/15/09                                    85              85
   Lambda Finance, Ser 2005-1A,
      Cl A3 (B) (C)
         5.099%, 11/15/29                                   400             393
   Marlin Leasing Receivables LLC,
      Ser 2006-1A, Cl A2 (B)
         5.430%, 11/17/08                                   122             122
   Peco Energy Transition Trust,
      Ser 2000-A, Cl A3
         7.625%, 03/01/10                                   295             305

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sierra Receivables Funding,
      Ser 2007-2A, Cl A2 (B) (C)
         5.716%, 12/01/07                         $         500   $         492
                                                                  --------------
                                                                          2,855
                                                                  --------------
Total Asset-Backed Securities
   (Cost $26,512) ($ Thousands)                                          25,636
                                                                  --------------

CORPORATE OBLIGATIONS -- 8.3%

CONSUMER DISCRETIONARY -- 0.9%
   CBS
         7.700%, 07/30/10                                   250             267
   COX Communications
         4.625%, 01/15/10                                   300             299
   Daimler Finance NA LLC
         7.200%, 09/01/09                                   300             311
   Macy's Retail Holdings
         6.300%, 04/01/09                                   300             303
         5.350%, 03/15/12                                   225             219
   Time Warner Cable (B)
         5.400%, 07/02/12                                   500             503
                                                                  --------------
                                                                          1,902
                                                                  --------------
CONSUMER STAPLES -- 0.4%
   Altria Group
         7.000%, 11/04/13                                   250             281
   General Mills (C)
         5.310%, 01/23/08                                   400             397
   Miller Brewing (B)
         4.250%, 08/15/08                                   300             298
                                                                  --------------
                                                                            976
                                                                  --------------
ENERGY -- 0.2%
   Canadian Natural Resources
         5.700%, 05/15/17                                   150             150
   KeySpan
         7.625%, 11/15/10                                   300             326
                                                                  --------------
                                                                            476
                                                                  --------------
FINANCIALS -- 5.3%
   Ameriprise Financial
         5.350%, 11/15/10                                   300             308
   Banco Santander Chile (B) (C)
         6.074%, 12/09/07                                   450             449
   CIT Group
         3.375%, 04/01/09                                   300             288
   Capital One Financial MTN
         5.700%, 09/15/11                                   300             288


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     117

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Capmark Financial Group (B) (C)
         5.529%, 05/10/10                         $         500   $         400
   Citigroup (C)
         5.994%, 12/11/07                                   300             289
   Comerica Bank (C)
         4.731%, 12/19/07                                   275             274
   Countrywide Financial MTN (C)
         5.384%, 01/05/08                                   500             377
   Everest Reinsurance Holdings
         8.750%, 03/15/10                                   295             323
   Everest Reinsurance Holdings (C)
         6.600%, 05/15/37                                   450             410
   General Electric Capital (C)
         5.101%, 01/28/08                                   275             274
   Genworth Global Funding MTN
         5.200%, 10/08/10                                   400             408
   Goldman Sachs Capital III (C)
         6.350%, 09/29/49                                   500             421
   Goldman Sachs Group (C)
         5.045%, 02/06/08                                   500             479
   Hartford Financial Services Group
         7.900%, 06/15/10                                   250             272
   Huntington National Bank
         4.375%, 01/15/10                                   300             300
   International Lease Finance MTN,
      Ser P (C)
         5.643%, 01/15/10                                   500             500
   JPMorgan Chase Capital XXI,
      Ser U (C)
         5.844%, 02/02/37                                   550             436
   Lehman Brothers Holdings MTN,
      Ser G (C)
         5.129%, 11/10/09                                   500             486
   Liberty Property LP+
         7.250%, 03/15/11                                   300             320
   Monumental Global Funding (B) (C)
         5.443%, 01/16/08                                   450             450
   Morgan Stanley MTN, Ser G (C)
         5.543%, 01/04/08                                   400             381
   Prudential Financial MTN
         5.100%, 12/14/11                                   300             304
   RSHB Capital
         7.175%, 05/16/13                                    40              41
         6.299%, 05/15/17 (B)                               205             192
   Reinsurance Group of America
         5.625%, 03/15/17                                   300             303
   State Street (C)
         5.084%, 04/30/12                                   285             283
   Textron Financial MTN
         4.600%, 05/03/10                                   350             357
   UBS Luxembourg (C)
         6.230%, 02/11/15                                   130             129

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Union Planters
         7.750%, 03/01/11                         $         250   $         272
   Unitrin
         6.000%, 05/15/17                                   260             264
         4.875%, 11/01/10                                   300             306
   VTB 24 Capital PLC MTN, Ser E (C)
         6.540%, 12/07/09                                   200             194
   Wachovia (C)
         5.814%, 12/15/07                                   425             417
   Western Union
         5.400%, 11/17/11                                   300             306
   Willis North America
         5.125%, 07/15/10                                   300             293
                                                                  --------------
                                                                         11,794
                                                                  --------------
HEALTH CARE -- 0.4%
   AstraZeneca (C)
         6.004%, 09/11/09                                   600             601
   Wyeth
         6.950%, 03/15/11                                   250             268
                                                                  --------------
                                                                            869
                                                                  --------------
INDUSTRIALS -- 0.1%
   Continental Airlines, Ser 061G (C)
         5.971%, 06/02/13                                   300             274
                                                                  --------------
SOVEREIGN -- 0.1%
   Republic of Trinidad & Tobago
         9.875%, 10/01/09                                   150             165
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.4%
   Corning
         6.050%, 06/15/15                                   300             310
   Telecom Italia Capital (C)
         5.819%, 01/18/08                                   300             294
   Vodafone Group PLC (C)
         5.320%, 02/27/08                                   300             293
                                                                  --------------
                                                                            897
                                                                  --------------
UTILITIES -- 0.5%
   Dominion Resources, Ser B (C)
         5.050%, 02/14/08                                   450             449
   Ohio Power (C)
         5.424%, 04/05/10                                   270             267
   PSEG Power
         3.750%, 04/01/09                                   300             297
   Southern, Ser A
         5.300%, 01/15/12                                   175             178
                                                                  --------------
                                                                          1,191
                                                                  --------------
Total Corporate Obligations
   (Cost $19,066) ($ Thousands)                                          18,544
                                                                  --------------


--------------------------------------------------------------------------------
118     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 8.8%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      5.020%++*                                      19,798,511   $      19,799
                                                                  --------------
Total Cash Equivalent
   (Cost $19,799) ($ Thousands)                                          19,799
                                                                  --------------

TIME DEPOSITS -- 5.7%
   Barclays Bank London
         4.750%, 01/13/08                         $       3,030           3,030
   Lloyds TSB London
         5.080%, 01/03/08                                 3,531           3,531
   Royal Bank of Canada
         4.600%, 01/11/08                                 1,476           1,476
   Royal Bank of Scotland
         4.740%, 02/12/08                                 2,588           2,588
   UBS London
         5.000%, 12/12/07                                 2,028           2,028
                                                                  --------------
Total Time Deposits
   (Cost $12,652) ($ Thousands)                                          12,653
                                                                  --------------

U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bill
         3.897%, 01/24/08                                   500             498
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $497) ($ Thousands)                                                498
                                                                  --------------

CERTIFICATE OF DEPOSIT -- 0.0%
   Sovereign Bank
         4.000%, 02/01/08                                   100             100
                                                                  --------------
Total Certificate of Deposit
   (Cost $100) ($ Thousands)                                                100
                                                                  --------------

REPURCHASE AGREEMENT (D) -- 0.9%
   Merrill Lynch
      4.640%, dated 11/30/07,
      to be repuchased on 12/01/07,
      repurchase price $2,100,267
      (collateralized by a FNMA
      obligation, par value $2,110,000,
      6.000%, 09/01/37, with total
      market value $2,145,524)                            2,100           2,100
                                                                  --------------
Total Repurchase Agreement
   (Cost $2,100) ($ Thousands)                                            2,100
                                                                  --------------
Total Investments -- 99.9%
   (Cost $230,605) ($ Thousands)                                  $     223,919
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
-------------------------------------------------------------------------
                                                             UNREALIZED
                                 NUMBER OF                  APPRECIATION
          TYPE OF                CONTRACTS    EXPIRATION   (DEPRECIATION)
         CONTRACT              LONG (SHORT)      DATE       ($ THOUSANDS)
-------------------------------------------------------------------------
90-Day Euro$                         30        Dec-2007           $   21
90-Day Euro$                         30        Dec-2010               82
90-Day Euro$                        (60)       Sep-2008             (197)
U.S. 2 Year Treasury Note            33        Mar-2008               13
U.S. 5 Year Treasury Note           (18)       Mar-2008                2
U.S. 10 Year Treasury Note         (109)       Mar-2008                7
                                                                  ------
                                                                  $  (72)
                                                                  ======

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                           CURRENCY             CURRENCY          APPRECIATION
     MATURITY             TO DELIVER           TO RECEIVE        (DEPRECIATION)
      DATE               (THOUSANDS)          (THOUSANDS)         ($ THOUSANDS)
--------------------------------------------------------------------------------
12/11/07-12/12/07      SEK       11,090     EUR        1,198            $   22
12/12/07               AUD          225     GBP           98                 2
12/12/07               CHF        1,595     EUR          968                 7
12/12/07               EUR          211     CHF          349                (1)
12/12/07               EUR        1,937     SEK       17,970               (30)
12/12/07               GBP          748     AUD        1,715               (22)
12/12/07               USD        1,407     CAD        1,310               (96)
12/12/07-03/12/08      CHF       13,000     GBP        5,426              (425)
12/12/07-03/12/08      CHF        2,700     NZD        3,129               (19)
12/12/07-03/12/08      CHF        9,800     USD        8,318              (408)
12/12/07-03/12/08      GBP        5,464     CHF       13,000               346
12/12/07-03/12/08      NZD        3,090     CHF        2,700                49
12/12/07-03/12/08      USD        8,358     CHF        9,800               368
12/12/07-04/10/08      AUD        5,881     JPY      592,000               207
12/12/07-04/10/08      JPY      592,000     AUD        5,880              (207)
12/12/07-05/13/08      GBP        7,631     JPY    1,759,000               356
12/12/07-05/13/08      JPY    2,035,000     GBP        8,765              (541)
12/12/07-05/13/08      JPY      939,000     USD        8,226              (312)
12/12/07-05/13/08      USD        8,317     JPY      939,000               221
                                                                        ------
                                                                        $ (483)
                                                                        ======


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     119

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)
November 30, 2007

A summary of outstanding swap agreements held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):

-------------------------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                     NOTIONAL        APPRECIATION
                                                      EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                              DATE       (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400%
   (6.480% per annum) times the notional
   amount of the ABX.HE.A 06-1 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank
   of America)                                         07/25/45        2,750             $ (1,059)

Fund receives monthly payment of 0.5700%
   (6.840% per annum) times the notional
   amount of JSC Gazprom, 8.625%, 04/28/34.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt of the
   defined deliverable obligation.
   (Counterparty: Goldman Sachs)                       06/20/12        1,700                  (68)

Fund receives monthly payment of 0.8600%
   (10.320% per annum) times the notional
   amount of JSC Gazprom, 8.625%, 04/28/34.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt of the
   defined deliverable obligation.
   (Counterparty: Goldman Sachs)                       06/20/17        1,000                   65

Fund receives monthly payment of 0.7900%
   (9.480% per annum) times the notional
   amount of MBI Index. Upon a defined credit
   event, Fund pays the notional amount and
   takes receipt of the defined deliverable
   obligation. (Counterparty: Goldman Sachs)           09/20/12          500                  (64)

Fund receives monthly payment of 0.3750%
   (4.500% per annum) times the notional
   amount of Pemex Project Funding Master
   Trust. Upon a defined credit event, Fund pays
   the notional amount and takes receipt of the
   defined deliverable obligation.
   (Counterparty: Goldman Sachs)                       06/20/12        1,700                  (18)

Fund receives monthly payment of 0.5699%
   (6.839% per annum) times the notional
   amount of Pemex Project Funding Master
   Trust. Upon a defined credit event, Fund pays
   the notional amount and takes receipt of the
   defined deliverable obligation.
   (Counterparty: Goldman Sachs)                       06/20/17        1,000                   22
                                                                                         --------
                                                                                         $ (1,122)
                                                                                         ========

--------------------------------------------------------------------------------------------------
                               INTEREST RATE SWAP
--------------------------------------------------------------------------------------------------
Receive fixed rate of 5.055% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Goldman Sachs)                       09/14/17          735             $    (26)
                                                                                         ========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $224,086 ($ Thousands).

*     Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(D)   Tri-Party Repurchase Agreement.

(E)   Unsettled Position -- Interest rate will not be known until settlement.

(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2007. The coupon on a step bond changes on a specified date.

(G)   Bank Loan

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
LOC -- Line of Credit
Ltd. -- Limited
MTN -- Medium Term Note
NZD -- New Zealand Dollar
PLC -- Public Liability Company
SEK -- Swedish Krona
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- United States Dollar

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
120     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Core Fixed Income Fund
November 30, 2007

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed Securities                       45.4%
Short-Term Investments                           20.4%
U.S. Treasury Obligations                        15.0%
Financials                                        8.6%
Asset-Backed Securities                           2.3%
Industrials                                       1.8%
U.S. Government Agency Obligations                1.2%
Energy                                            1.2%
Utilities                                         1.0%
Consumer Discretionary                            0.9%
Telecommunication Services                        0.8%
Sovereign Bonds                                   0.5%
Health Care                                       0.4%
Consumer Staples                                  0.1%
Materials                                         0.1%
Purchased Swaptions                               0.1%
Information Technology                            0.1%
Certificates of Deposit                           0.1%
Municipal Bonds                                   0.0%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 62.7%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 43.0%
   FHLB CMO, Ser 2014-17, Cl I
         5.340%, 03/20/14                         $       7,521   $       7,521
   FHLB CMO, Ser 2015-VN, Cl A
         5.460%, 11/27/15                                13,741          13,742
   FHLMC
         9.750%, 10/01/14                                     4               4
         8.500%, 04/01/09                                     4               4
         7.500%, 11/01/17 to 06/01/32                       999           1,067
         7.000%, 11/01/15 to 12/01/37                     4,491           4,668
         7.000%, 12/01/07 (F)                                98              99
         6.500%, 10/01/16 to 10/01/36                    33,829          34,903
         6.430%, 10/01/37                                 1,827           1,874
         6.000%, 01/01/13 to 11/01/37                    41,784          42,498
         5.741%, 03/15/31 (E)                             4,243           1,373
         5.500%, 09/01/13 to 03/01/37                   127,468         128,405
         5.000%, 10/01/14 to 12/01/34                    59,015          58,647
         4.500%, 05/01/18 to 08/01/20                    11,491          11,356
         4.000%, 07/01/18 to 01/01/34                    49,289          47,364
   FHLMC ARM
         6.676%, 12/01/07                                 4,639           4,754
         6.589%, 12/01/07                                 3,931           4,049
         6.315%, 03/01/37                                11,074          11,266
         6.178%, 01/01/37                                 8,845           9,066
         6.157%, 01/01/37                                 3,458           3,541
         6.149%, 09/01/37                                 4,642           4,738
         6.141%, 08/01/37                                 3,812           3,890
         6.009%, 04/01/37                                 5,250           5,342
         5.940%, 04/01/37                                 5,181           5,273
         5.920%, 04/01/37                                22,515          22,884
         5.904%, 04/01/37                                 8,509           8,630
         5.895%, 01/01/37                                 6,044           6,116
         5.876%, 04/01/36                                 3,407           3,461
         5.767%, 05/01/37                                 2,425           2,457

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
         5.703%, 05/01/37                         $       5,916   $       6,009
         5.699%, 03/01/36                                 1,748           1,754
         5.541%, 06/01/37                                 5,114           5,156
         5.188%, 12/01/35                                 1,048           1,052
         5.126%, 01/01/36                                 6,452           6,399
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                    32              34
   FHLMC CMO, Ser 1081, Cl K
         7.000%, 05/15/21                                   617             654
   FHLMC CMO, Ser 1101, Cl M
         6.950%, 07/15/21                                   323             322
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                                10,293          10,674
   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                                 1,399           1,444
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                                 2,749           2,841
   FHLMC CMO, Ser 2256, Cl PA
         6.000%, 11/15/26                                    52              52
   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                                 2,239           2,263
   FHLMC CMO, Ser 2542, Cl ES
         5.000%, 12/15/17                                 8,683           8,671
   FHLMC CMO, Ser 2544, Cl IW, IO
         5.500%, 03/15/26                                 1,081              20
   FHLMC CMO, Ser 2558, Cl BD
         5.000%, 01/15/18                                 3,681           3,691
   FHLMC CMO, Ser 2579, Cl PI, IO
         5.500%, 03/15/27
   FHLMC CMO, Ser 2583, Cl TD
         4.500%, 12/15/13                                 3,429           3,385
   FHLMC CMO, Ser 2590, Cl NU
         5.000%, 06/15/17                                 1,808           1,811
   FHLMC CMO, Ser 2603, Cl KT
         4.750%, 07/15/14                                 3,622           3,617
   FHLMC CMO, Ser 2614, Cl TD
         3.500%, 05/15/16                                 3,030           2,966
   FHLMC CMO, Ser 2623, Cl AJ
         4.500%, 12/01/07                                 2,531           2,492
   FHLMC CMO, Ser 2631, Cl MC
         5.000%, 02/15/32                                   484             471
   FHLMC CMO, Ser 2631, Cl MT
         3.500%, 01/15/22                                 1,277           1,273
   FHLMC CMO, Ser 2645, Cl MK
         3.500%, 07/15/22                                 2,456           2,445
   FHLMC CMO, Ser 2672, Cl HA
         4.000%, 09/15/16                                 1,854           1,817
   FHLMC CMO, Ser 2725, Cl PC
         4.500%, 05/15/28                                 1,660           1,660
   FHLMC CMO, Ser 2727, Cl PE
         4.500%, 07/15/32                                11,019          10,589
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                                 6,302           5,922


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     121

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2735, Cl OG
         5.000%, 08/15/32                         $       1,517   $       1,487
   FHLMC CMO, Ser 2735, Cl PG
         5.500%, 09/15/32                                   524             530
   FHLMC CMO, Ser 2776, Cl AC
         5.000%, 09/15/31                                 1,276           1,254
   FHLMC CMO, Ser 2777, Cl KB
         5.000%, 03/15/32                                 2,763           2,683
   FHLMC CMO, Ser 2778, Cl JD
         5.000%, 12/15/32                                 2,201           2,146
   FHLMC CMO, Ser 2780, Cl TB
         3.000%, 12/15/24                                 1,996           1,967
   FHLMC CMO, Ser 2793, Cl GE
         5.500%, 11/15/32                                   437             441
   FHLMC CMO, Ser 2809, Cl HX, IO
         6.000%, 10/15/24                                   878              11
   FHLMC CMO, Ser 2841, Cl BD
         4.000%, 12/01/07                                   145             142
   FHLMC CMO, Ser 2883, Cl HK
         5.000%, 04/15/32                                 1,144           1,135
   FHLMC CMO, Ser 2945, Cl SA (F)
         3.920%, 12/15/07                                 5,990           6,021
   FHLMC CMO, Ser 2960, Cl NC
         5.500%, 10/15/32                                   492             497
   FHLMC CMO, Ser 2975, Cl EA
         5.000%, 12/01/07                                 1,960           1,966
   FHLMC CMO, Ser 3000, Cl PA
         3.900%, 01/15/23                                 3,187           3,146
   FHLMC CMO, Ser 3017, Cl TA
         4.500%, 08/15/35                                 3,738           3,702
   FHLMC CMO, Ser 3019, Cl VM
         5.000%, 08/15/16                                 2,035           2,041
   FHLMC CMO, Ser 3020, Cl MA
         5.500%, 04/15/27                                 4,472           4,502
   FHLMC CMO, Ser 3034, Cl EH
         5.500%, 12/15/34                                 5,405           5,470
   FHLMC CMO, Ser 3035, Cl PA
         5.500%, 09/15/35                                 1,522           1,543
   FHLMC CMO, Ser 3062, Cl LC
         5.500%, 11/15/28                                 2,492           2,521
   FHLMC CMO, Ser 3075, Cl PA
         5.500%, 07/15/25                                 1,666           1,674
   FHLMC CMO, Ser 3078, Cl PA
         5.500%, 07/15/24                                 2,194           2,205
   FHLMC CMO, Ser 3104, Cl QC
         5.000%, 09/15/31                                 2,782           2,753
   FHLMC CMO, Ser 3115, Cl MB
         5.500%, 12/15/20                                   819             829
   FHLMC CMO, Ser 3135, Cl JA
         6.000%, 09/15/27                                 5,178           5,239
   FHLMC CMO, Ser 3138, Cl PA
         5.500%, 02/15/27                                 5,004           5,038
   FHLMC CMO, Ser 3151, Cl PA
         6.000%, 12/01/07                                 6,724           6,819

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3164, Cl NA
         6.000%, 12/01/07                         $       4,808   $       4,881
   FHLMC CMO, Ser 3164, Cl NC
         6.000%, 12/15/32                                   537             553
   FHLMC CMO, Ser 3167, Cl QA
         6.000%, 10/15/26                                10,860          11,029
   FHLMC CMO, Ser 3171, Cl NE
         6.000%, 12/01/07                                 2,502           2,539
   FHLMC CMO, Ser 3178, Cl MA
         6.000%, 10/15/26                                 3,069           3,111
   FHLMC CMO, Ser 3184, Cl PA
         5.500%, 02/15/27                                 1,244           1,253
   FHLMC CMO, Ser 3192, Cl GA
         6.000%, 03/15/27                                 3,909           3,962
   FHLMC CMO, Ser 3205, Cl PC
         6.000%, 09/15/32                                 4,464           4,556
   FHLMC CMO, Ser 3216, Cl NA
         6.000%, 05/15/28                                 3,355           3,407
   FHLMC CMO, Ser 3268, Cl HC
         5.000%, 12/15/32                                 1,902           1,864
   FHLMC CMO, Ser 3288, Cl PA
         5.500%, 05/15/29                                 6,223           6,282
   FHLMC CMO, Ser 3289, Cl PB
         5.000%, 11/15/29                                 2,979           2,973
   FHLMC CMO, Ser 3298, Cl VB
         5.000%, 11/15/25                                 2,051           1,936
   FHLMC CMO, Ser 3300, Cl PB
         5.500%, 02/15/31                                 2,086           2,108
   FHLMC CMO, Ser 3305, Cl PD
         5.500%, 11/15/35                                 1,788           1,763
   FHLMC CMO, Ser 3312, Cl AP
         5.500%, 11/15/25                                 2,220           2,238
   FHLMC CMO, Ser 3316, Cl HA
         5.000%, 07/15/35                                 6,692           6,663
   FHLMC CMO, Ser 3316, Cl PB
         5.500%, 03/15/31                                   993           1,004
   FHLMC CMO, Ser 3325, Cl JL
         5.500%, 06/15/37                                13,923          14,034
   FHLMC CMO, Ser 3326, Cl PC
         5.500%, 08/15/32                                   886             880
   FHLMC CMO, Ser 3331, Cl BP
         5.500%, 02/15/31                                 4,572           4,604
   FHLMC CMO, Ser 3347, Cl PA
         5.000%, 06/15/28                                 4,127           4,145
   FHLMC CMO, Ser 3347, Cl PC
         5.000%, 07/15/33                                15,709          15,328
   FHLMC CMO, Ser 3347, Cl PD
         5.000%, 09/15/35                                 3,488           3,307
   FHLMC CMO, Ser 3349, Cl BP
         6.000%, 03/15/32                                 5,330           5,457
   FHLMC CMO, Ser 3351, Cl PK
         5.500%, 01/15/32                                10,307          10,431
   FHLMC CMO, Ser 3372, Cl BD
         4.500%, 10/15/22                                 2,533           2,437


--------------------------------------------------------------------------------
122     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3790, Cl TN
         4.000%, 05/15/24                         $       2,779   $       2,572
   FHLMC TBA
         6.500%, 01/01/32                                 3,519           3,616
         6.000%, 12/01/33 to 01/12/35                    45,603          46,287
         5.500%, 01/01/33                                 8,000           8,013
         5.000%, 01/01/34                                 7,900           7,752
   FHLMC, Ser 2588, Cl LG
         5.500%, 03/15/32
   FHLMC, Ser 2825, Cl QN
         5.500%, 09/15/32                                 3,958           3,927
   FHLMC, Ser 2835, Cl NG
         5.500%, 07/15/33                                 1,248           1,257
   FICO STRIPS, Ser D-P (E)
         5.280%, 09/26/19                                 6,474           3,753
   FNMA
         8.000%, 04/01/08 to 07/01/31                       539             568
         7.500%, 06/01/30                                    --              --
         7.000%, 03/01/09 to 10/01/37                     8,134           8,473
         6.500%, 05/01/17 to 10/01/37                    66,722          68,648
         6.190%, 08/01/08                                 1,275           1,275
         6.000%, 04/01/17 to 09/01/37                   184,381         187,498
         5.740%, 03/01/09                                 1,027           1,034
         5.500%, 04/01/14 to 08/01/37                   200,624         201,868
         5.000%, 06/01/18 to 07/01/37                   127,839         126,224
         4.500%, 06/01/13 to 10/01/20                    50,106          49,514
         4.495%, 04/01/09                                 1,369           1,364
         4.000%, 07/01/18 to 03/01/36                    62,083          58,629
   FNMA ARM
         7.022%, 11/01/35                                 2,316           2,375
         6.919%, 12/01/07                                 2,267           2,325
         6.909%, 12/01/07                                 2,291           2,350
         6.908%, 12/01/07                                 2,226           2,283
         6.902%, 12/01/07                                 2,339           2,399
         6.444%, 07/01/36                                 4,603           4,685
         6.178%, 08/01/37                                32,980          33,620
         6.062%, 08/01/37                                13,267          13,478
         5.952%, 01/01/37                                 4,853           4,914
         5.900%, 09/01/37                                 4,813           4,881
         5.842%, 06/01/37                                 3,640           3,702
         5.841%, 03/01/37                                19,544          19,753
         5.820%, 04/01/37                                 5,110           5,212
         5.818%, 05/01/37                                 2,420           2,458
         5.766%, 08/01/37                                 3,414           3,462
         5.746%, 04/01/36                                 2,328           2,357
         5.640%, 02/01/36                                13,085          13,125
         5.614%, 05/01/37                                 2,748           2,770
         5.193%, 11/01/36                                 1,310           1,303
         5.082%, 10/01/36                                 4,177           4,175
   FNMA CMO, Ser 109, Cl VB
         5.000%, 11/01/37                                 6,453           6,068
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                                 4,192           4,205

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2001-60, Cl JZ
         6.000%, 03/25/31                         $         111   $         111
   FNMA CMO, Ser 2002-94, Cl BJ, IO
         5.500%, 04/25/16                                   302               9
   FNMA CMO, Ser 2002-T11, Cl A
         4.768%, 04/25/12                                 2,166           2,171
   FNMA CMO, Ser 2003, HJ
         5.000%, 02/25/18                                 2,250           2,246
   FNMA CMO, Ser 2003-108, Cl BE
         4.000%, 11/25/18                                   230             218
   FNMA CMO, Ser 2003-113, Cl PN
         3.500%, 02/25/13                                   671             665
   FNMA CMO, Ser 2003-123, Cl AB
         4.000%, 10/25/16                                 4,140           4,060
   FNMA CMO, Ser 2003-15, Cl CH
         4.000%, 12/01/07                                 1,461           1,436
   FNMA CMO, Ser 2003-16, Cl PN
         4.500%, 12/01/07                                 2,087           2,073
   FNMA CMO, Ser 2003-24, Cl LC
         5.000%, 12/25/15                                 1,113           1,112
   FNMA CMO, Ser 2003-30, Cl ET
         3.500%, 08/25/16                                 2,945           2,886
   FNMA CMO, Ser 2003-33, Cl CH
         4.000%, 12/01/07                                 3,800           3,710
   FNMA CMO, Ser 2003-92, Cl PC
         4.500%, 05/25/15                                 2,300           2,286
   FNMA CMO, Ser 2003-T1, Cl A
         3.807%, 11/25/12                                   969             964
   FNMA CMO, Ser 2004-34, Cl PL
         3.500%, 05/25/14                                 2,688           2,660
   FNMA CMO, Ser 2004-4, Cl CA
         4.000%, 09/25/17                                 2,510           2,446
   FNMA CMO, Ser 2004-6, Cl CA
         4.000%, 06/25/17                                 2,278           2,223
   FNMA CMO, Ser 2004-81, Cl AG
         4.000%, 03/25/18                                 3,267           3,185
   FNMA CMO, Ser 2004-88, Cl HA
         6.500%, 07/25/34                                 1,939           2,003
   FNMA CMO, Ser 2005-20, Cl QD
         5.000%, 03/25/28                                 5,907           5,910
   FNMA CMO, Ser 2005-30, Cl B
         5.000%, 07/25/32                                 1,886           1,810
   FNMA CMO, Ser 2005-38, Cl CD
         5.000%, 06/25/19                                 2,376           2,368
   FNMA CMO, Ser 2005-57, Cl EG (F)
         5.172%, 12/25/07                                 3,294           3,269
   FNMA CMO, Ser 2005-58, Cl MA
         5.500%, 07/25/35                                 1,221           1,241
   FNMA CMO, Ser 2005-92, Cl NM
         3.500%, 04/25/13                                   698             692
   FNMA CMO, Ser 2005-C2, Cl A2
         4.821%, 04/15/30                                   188             189
   FNMA CMO, Ser 2006-114, Cl CG
         5.500%, 12/25/36                                 2,791           2,769


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     123

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2006-18, Cl PA
         5.500%, 01/25/26                         $       2,714   $       2,726
   FNMA CMO, Ser 2006-31, Cl PA
         5.500%, 11/25/26                                 3,229           3,247
   FNMA CMO, Ser 2006-34, Cl PA
         6.000%, 05/25/27                                 6,883           6,963
   FNMA CMO, Ser 2006-41, Cl MA
         5.500%, 04/25/24                                 2,705           2,713
   FNMA CMO, Ser 2006-53, Cl PA
         5.500%, 12/25/26                                   932             938
   FNMA CMO, Ser 2006-55, Cl PA
         6.000%, 05/25/26                                 4,627           4,683
   FNMA CMO, Ser 2006-64, Cl PA
         5.500%, 12/01/07                                 2,234           2,253
   FNMA CMO, Ser 2006-80, Cl PB
         6.000%, 12/01/07                                 6,349           6,439
   FNMA CMO, Ser 2007-113, Cl DB
         4.500%, 12/25/22                                 3,664           3,382
   FNMA CMO, Ser 2007-27, Cl KA
         5.750%, 09/25/33                                 1,704           1,728
   FNMA CMO, Ser 2007-30, Cl MA
         4.250%, 02/25/37                                 7,223           7,105
   FNMA CMO, Ser 2007-39, Cl NA
         4.250%, 01/25/37                                 8,378           8,231
   FNMA CMO, Ser 2007-6, Cl PA
         5.500%, 02/25/37                                 2,221           2,218
   FNMA CMO, Ser 2007-62, Cl PA
         6.000%, 03/25/29                                 2,367           2,407
   FNMA CMO, Ser 2007-7, Cl W
         5.500%, 01/25/36                                 2,039           2,019
   FNMA CMO, Ser 2007-80, Cl TA
         6.000%, 09/25/26                                 6,132           6,227
   FNMA CMO, Ser 2007-81, Cl AE
         6.000%, 08/25/28                                 7,837           7,969
   FNMA CMO, Ser 2632, Cl NE
         4.000%, 06/15/13                                 6,452           6,308
   FNMA CMO, Ser 2727, Cl PW
         3.570%, 06/15/29                                   219             216
   FNMA CMO, Ser 3173, Cl PH
         6.000%, 09/15/27                                 4,476           4,547
   FNMA CMO, Ser 34, Cl QJ
         4.500%, 01/25/16                                 4,424           4,395
   FNMA CMO, Ser 45, Cl BA
         4.500%, 11/25/14                                   101             100
   FNMA CMO, Ser 45, Cl NW
         5.500%, 01/25/35                                 8,478           8,351
   FNMA CMO, Ser 48, Cl TD
         5.500%, 12/25/34                                 4,188           4,116
   FNMA CMO, Ser 60, Cl PA
         5.500%, 04/25/34                                 1,974           1,990
   FNMA CMO, Ser 81, Cl PA
         6.000%, 02/25/29                                 1,376           1,400

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA TBA
         7.000%, 12/01/35                         $       4,554   $       4,726
         6.500%, 12/13/37                                49,250          50,651
         6.000%, 12/01/18 to 12/01/37                   172,719         176,217
         5.500%, 12/01/27 to 01/01/37                   110,302         110,874
         5.000%, 01/01/19 to 12/01/37                   432,098         424,067
         4.500%, 12/01/35                                 3,600           3,422
   GNMA
         9.500%, 12/15/20                                    17              19
         7.000%, 04/15/26 to 09/15/34                     6,003           6,359
         6.500%, 06/15/11 to 07/15/35                    20,858          21,691
         6.000%, 03/15/14 to 02/15/35                    58,640          60,227
         5.500%, 04/15/14 to 12/15/32                       382             387
         5.000%, 05/15/33 to 11/15/35                    43,462          43,210
         4.500%, 01/01/20                                 5,685           5,604
   GNMA ARM
         4.750%, 12/01/07                                 4,683           4,676
   GNMA CMO, Ser 2001-18, Cl WH (F)
         10.546%, 12/20/07                                  231             265
   GNMA CMO, Ser 2002-51, Cl SG (F)
         10.844%, 12/20/07                                  216             250
   GNMA CMO, Ser 2003-58, Cl LG, IO
         5.500%, 05/17/29                                 3,000              82
   GNMA CMO, Ser 2003-82, Cl IO, IO
         5.500%, 03/20/29                                 2,574              80
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                10,666          10,113
   GNMA CMO, Ser 2004-80, Cl IP, IO
         5.500%, 07/20/34                                 5,368             283
   GNMA CMO, Ser 2004-87, Cl LI, IO
         5.000%, 12/20/28                                 4,978             225
   GNMA CMO, Ser 2006-3, Cl A
         4.212%, 01/16/28                                   922             912
   GNMA CMO, Ser 2006-37, Cl JG
         5.000%, 07/20/36                                 1,723           1,642
   GNMA CMO, Ser 2006-8, Cl A
         3.942%, 08/16/25                                 1,288           1,270
   GNMA CMO, Ser 2007-7, Cl PG
         5.000%, 02/16/37                                13,507          12,816
   GNMA TBA
         6.500%, 01/22/33 to 12/01/35                    68,961          71,189
         6.000%, 12/01/33 to 12/01/37                    21,600          22,153
                                                                  --------------
                                                                      2,843,948
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 19.7%
   Adjustable Rate Mortgage Trust, Ser
     2005-8, Cl 4A11 (F)
         5.436%, 12/01/07                                12,450          12,447
   American Home Mortgage Assets,
     Ser 2006-5, Cl A1 (F)
         5.853%, 12/01/07                                 1,967           1,908
   American Tower Trust, Ser 2007-1A,
     Cl AFX (C)
         5.420%, 04/15/37                                 3,409           3,331


--------------------------------------------------------------------------------
124     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Amortizing Residential Collateral Trust
     CMO, Ser 2002-BC1, Cl A (F)
         5.660%, 12/25/07                         $         602   $         586
   Banc of America Alternative Loan
     Trust, Ser 2004-5, Cl 4A1
         5.000%, 06/25/19                                 1,591           1,573
   Banc of America Alternative Loan
     Trust, Ser 2004-6, Cl 4A1
         5.000%, 07/25/19                                 2,005           1,945
   Banc of America Alternative Loan
     Trust, Ser 2006-4, Cl 4CB1
         6.500%, 05/25/46                                    --              --
   Banc of America Alternative Loan
     Trust, Ser 2006-7, Cl A3 (F)
         5.913%, 10/25/36                                 2,029           2,009
   Banc of America Alternative Loan
     Trust, Ser 2006-8, Cl 3A1 (F)
         6.280%, 12/01/07                                 2,436           2,526
   Banc of America Alternative Loan
     Trust, Ser 2007-1, Cl 2A1 (F)
         6.497%, 12/01/07                                   567             566
   Banc of America Commercial
     Mortgage Securities,
     Ser 2002-PB2, Cl A4
         6.186%, 06/11/35                                    80              83
   Banc of America Commercial
     Mortgage Securities,
     Ser 2002-PB2, Cl B
         6.309%, 06/11/35                                 1,075           1,124
   Banc of America Commercial
     Mortgage Securities, Ser 2003-1,
     Cl A1
         3.878%, 09/11/36                                 7,274           7,127
   Banc of America Commercial
     Mortgage Securities, Ser 2003-1,
     Cl A2
         4.648%, 12/01/07                                 2,349           2,287
   Banc of America Commercial
     Mortgage Securities, Ser 2004-1,
     Cl A3
         4.429%, 11/10/39                                    30              29
   Banc of America Commercial
     Mortgage Securities, Ser 2004-1,
     Cl A4
         4.760%, 11/10/39                                 3,263           3,158
   Banc of America Commercial
     Mortgage Securities, Ser 2004-2,
     Cl A5
         4.580%, 12/01/07                                   564             540
   Banc of America Commercial
     Mortgage Securities, Ser 2004-4,
     Cl A4
         4.502%, 07/10/42                                 3,518           3,459

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Commercial
     Mortgage Securities, Ser 2004-6,
     Cl A3
         4.512%, 12/10/42                         $       5,620   $       5,523
   Banc of America Commercial
     Mortgage Securities, Ser 2005-2,
     Cl A3
         4.611%, 07/10/43                                   172             171
   Banc of America Commercial
     Mortgage Securities, Ser 2005-3,
     Cl A4
         4.668%, 07/10/43                                12,400          11,849
   Banc of America Commercial
     Mortgage Securities, Ser 2005-4,
     Cl A5A
         4.933%, 12/01/07                                   578             561
   Banc of America Commercial
     Mortgage Securities, Ser 2005-5,
     Cl A4 (F)
         5.115%, 10/10/45                                 9,126           8,975
   Banc of America Commercial
     Mortgage Securities, Ser 2005-6,
     Cl A4 (F)
         5.353%, 12/01/07                                 4,280           4,249
   Banc of America Commercial
     Mortgage Securities, Ser 2006-4,
     Cl A4
         5.634%, 07/10/46                                15,000          15,198
   Banc of America Commercial
     Mortgage Securities, Ser 2006-5,
     Cl XC, IO (C) (F)
         0.053%, 12/01/07                                78,460           1,164
   Banc of America Funding,
     Ser 2005-B, Cl 2A1 (F)
         5.097%, 12/01/07                                 5,697           5,706
   Banc of America Funding,
     Ser 2006-D, Cl 5A1 (F)
         5.844%, 12/01/07                                 1,465           1,447
   Banc of America Funding,
     Ser 2007-8, Cl 2A2
         7.000%, 10/25/37                                   227             228
   Banc of America Funding,
     Ser 2007-D, Cl 3A1 (F)
         5.652%, 12/01/07                                 4,018           4,035
   Banc of America Mortgage Securities,
     Ser 2003-1, Cl 2A4
         5.000%, 02/25/18                                 3,893           3,867
   Bear Stearns Adjustable Rate
     Mortgage Trust, Ser 2004-2,
     Cl 24A (F)
         5.322%, 12/01/07                                 5,052           4,917


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     125

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Asset-Backed
     Securities, Ser 2006-AC1,
     Cl 1A1 (G)
         5.750%, 12/01/07                         $       3,044   $       3,035
   Bear Stearns Commercial Mortgage
      Securities, Ser 2000-WF1,
      Cl A2 (F)
         7.780%, 02/15/32                                 7,969           8,345
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA, Cl C (C)
         4.937%, 05/14/16                                 2,473           2,505
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                                   115             113
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR6, Cl A6
         4.825%, 11/11/41                                   637             617
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-T16, Cl A3
         4.030%, 02/13/46                                   100              99
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T18,
      Cl A4 (F)
         4.933%, 12/01/07                                 2,463           2,385
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW15, Cl A3
         5.660%, 09/11/41                                 1,189           1,097
         5.309%, 02/11/44                                 2,636           2,624
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17,
      Cl A4 (F)
         5.694%, 12/01/07                                21,410          21,655
   Bear Stearns Structured Products,
      Ser 2007-R11, Cl A1A (F)
         5.419%, 12/25/07                                24,758          24,386
   Chase Funding Mortgage Loan,
      Ser 2002-1, Cl 2A2 (F)
         5.289%, 12/25/07                                 1,290           1,269
   Chase Mortgage Finance,
      Ser 2005-A1, Cl 1A1 (F)
         5.409%, 12/01/07                                 2,546           2,544
   Chase Mortgage Finance,
      Ser 2005-A1, Cl 2A3 (F)
         5.238%, 12/01/07                                13,166          13,149
   Chaseflex Trust, Ser 2007-1, Cl 1A3
         6.500%, 02/25/37                                 1,920           1,958
   Citicorp Residential Mortgage
      Securities, Ser 2006-1, Cl A2 (G)
         5.682%, 07/25/36                                 2,150           2,123
   Citicorp Residential Mortgage
      Securities, Ser 2006-2, Cl A2 (G)
         5.557%, 12/01/07                                 2,268           2,233

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup Commercial Mortgage Trust,
      Ser 2004-CA, Cl C (F)
         5.356%, 12/01/07                         $       1,520   $       1,482
   Citigroup Mortgage Loan Trust,
      Ser 2005-11, Cl A3 (F)
         4.900%, 12/01/07                                 8,016           7,735
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR3, Cl 1A1A (F)
         5.940%, 12/01/07                                   556             550
   Citigroup Mortgage Loan Trust,
      Ser 2007-AHL1, Cl A2A (F)
         4.913%, 12/25/07                                 2,843           2,757
   Citigroup Mortgage Loan Trust,
      Ser 2007-AR5, Cl 1A2A (F)
         5.614%, 12/01/07                                   492             496
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2 (F)
         7.546%, 11/17/32                                   324             333
   Commercial Mortgage Pass-Through
      Certificate, Ser 1999-1, Cl E (F)
         7.090%, 12/01/07                                 4,604           4,666
   Commercial Mortgage Pass-Through
      Certificate, Ser 2000-C1, Cl C (F)
         7.706%, 08/15/33                                   637             677
   Commercial Mortgage Pass-Through
      Certificate, Ser 2004-LB2A,
      Ser A4
         4.715%, 03/10/39                                 1,173           1,131
   Commercial Mortgage Pass-Through
      Certificate, Ser 2004-LB3A,
      Cl B (F)
         5.443%, 12/01/07                                 2,400           2,331
   Commercial Mortgage Pass-Through
      Certificate, Ser 2005-C6, Cl A3
         5.144%, 12/10/07                                12,600          12,602
   Commercial Mortgage Pass-Through
      Certificate, Ser 2005-LP5,
      Cl A4 (F)
         4.982%, 12/01/07                                 9,042           8,810
   Commercial Mortgage Pass-Through
      Certificate, Ser 2006-C7, Cl AM (F)
         5.793%, 12/01/07                                11,330          11,290
   Countrywide Alternative Loan Trust,
      Ser 2003-20CB, Cl 1A1
         5.500%, 10/25/33                                 3,568           3,552
   Countrywide Alternative Loan Trust,
      Ser 2004-27CB, Cl A1
         6.000%, 12/25/34                                 3,057           2,991
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                   773             769


--------------------------------------------------------------------------------
126     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust,
      Ser 2004-J6, Cl 2A1
         6.500%, 11/25/31                         $       2,618   $       2,637
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (F)
         6.333%, 12/01/07                                 4,963           4,769
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (F)
         6.033%, 12/01/07                                 1,530           1,416
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1 (F)
         5.099%, 12/25/07                                 9,531           9,197
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (F)
         5.070%, 12/20/07                                11,281          10,925
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO (E)
         1.312%, 12/01/07                                26,973             964
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1 (F)
         5.059%, 12/27/07                                 4,104           4,023
   Countrywide Alternative Loan Trust,
      Ser 2006-7CB, Cl 1A9
         6.000%, 05/25/36                                   534             530
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl A4 (F)
         4.979%, 12/25/07                                12,238          11,835
   Countrywide Alternative Loan Trust,
      Ser 2006-OA14, Cl 1A2 (F)
         5.813%, 12/01/07                                 1,262           1,192
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         1.772%, 12/01/07                                37,747           1,749
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1 (F)
         4.943%, 12/25/07                                 4,029           4,019
   Countrywide Home Loans,
      Ser 2005-20, Cl A7
         5.250%, 12/01/07                                   870             814
   Countrywide Home Loans,
      Ser 2005-R3, Cl AF (C) (F)
         5.189%, 12/25/07                                10,476          10,157
   Credit Suisse First Boston Mortgage
      Securities, Ser 1998-C2, Cl A2
         6.300%, 11/15/30                                 3,246           3,262
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CF2, Cl A4
         6.505%, 02/15/34                                 2,220           2,307
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CKN5, Cl A4
         5.435%, 09/15/34                                 3,653           3,704

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29,
      Cl A (G)
         5.600%, 09/25/31                         $         831   $         838
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKN2, Cl A3
         6.133%, 04/15/37                                 2,899           3,012
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                23,396          23,380
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C4, Cl A4 (F)
         5.137%, 08/15/36                                 1,905           1,892
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C5, Cl A4 (F)
         4.900%, 12/15/36                                 4,265           4,165
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CK2, Cl A4
         4.801%, 03/15/36                                 1,334           1,308
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C2, Cl A1
         3.819%, 05/15/36                                10,678          10,377
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C2, Cl A2
         5.416%, 12/01/07                                 5,482           5,475
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C3, Cl A5 (F)
         5.113%, 07/15/36                                 2,413           2,368
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C5, Cl A4
         4.829%, 12/15/07                                 3,302           3,192
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C1, Cl AAB
         4.815%, 12/01/07                                 1,154           1,147
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C2, Cl A4
         4.832%, 04/15/37                                 1,169           1,128
   Credit Suisse First Boston Mortgage
      Securities, Ser 2007-C5, Cl A4 (F)
         5.695%, 12/01/07                                 1,742           1,744
   Credit Suisse First Boston Mortgage
      Securities, Ser 8, Cl 1A2
         5.250%, 12/01/07                                 4,779           4,754
   Criimi Mae Commercial Mortgage,
      Ser 1998-C1, Cl A2 (C)
         7.000%, 06/02/33                                   418             417
   DLJ Commercial Mortgage,
      Ser 1999-CG2, Cl A1B (F)
         7.300%, 06/10/32                                 3,443           3,535
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B (F)
         5.421%, 12/19/07                                 3,857           3,780


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     127

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1 (C) (F)
         5.259%, 12/25/07                         $       1,230   $       1,214
   First Union National Bank,
      Ser 2001-C4, Cl B
         6.417%, 12/12/33                                   926             971
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
         6.030%, 08/11/33                                 1,404           1,422
   GE Capital Commercial Mortgage,
      Ser 2001-3, Cl A1
         5.560%, 06/10/38                                   106             107
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
         4.996%, 12/10/37                                12,500          12,454
   GE Capital Commercial Mortgage,
      Ser 2003-C1, Cl A3
         4.371%, 01/10/38                                    25              25
   GE Capital Commercial Mortgage,
      Ser 2004-C1, Cl A3
         4.596%, 11/10/38                                 3,296           3,170
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (F)
         5.189%, 12/01/07                                 2,979           2,938
   GE Capital Commercial Mortgage,
      Ser 2005-C3, Cl A7A (F)
         4.974%, 12/01/07                                 5,530           5,384
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A (F)
         5.333%, 12/01/07                                14,500          14,649
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4
         5.543%, 12/01/07                                 5,060           5,069
   GMAC Commercial Mortgage
      Securities, Ser 2000-C2, Cl A2 (F)
         7.455%, 08/16/33                                 3,171           3,333
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
         3.118%, 03/10/38                                   454             448
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A1
         3.896%, 08/10/38                                   202             200
   GMAC Mortgage Loan Trust,
      Ser 2004-J4, Cl A1
         5.500%, 12/01/07                                   966             966
   GMAC Mortgage Loan Trust,
      Ser 2005-HE3, Cl A1VN (F)
         5.391%, 12/25/07                                12,848          12,338
   GMAC Mortgage Loan Trust,
      Ser 2007-HE2, Cl A6 (G)
         6.249%, 12/01/07                                   964             964
   GS Mortgage Securities,
      Ser 1998-C1, Cl B
         6.970%, 10/18/30                                   878             885

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GS Mortgage Securities,
      Ser 1998-GLII, Cl A2
         6.562%, 04/13/31                         $       6,652   $       6,649
   GS Mortgage Securities,
      Ser 2004-GG2, Cl A6 (F)
         5.396%, 08/10/38                                 2,171           2,165
   GS Mortgage Securities,
      Ser 2005-GG4, Cl AABA
         4.680%, 07/10/39                                 5,800           5,687
   GSMPS Mortgage Loan Trust,
      Ser 1998-1, Cl A (C)
         8.000%, 09/19/27                                     7               7
   GSMPS Mortgage Loan Trust,
      Ser 2006-RP2, Cl 1AF1 (C) (F)
         5.273%, 12/25/07                                 2,887           2,857
   Greenpoint Mortgage Funding Trust,
      Ser 2007-AR1, Cl 1A1A (F)
         4.869%, 12/25/07                                20,542          20,095
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5, Cl A2
         5.117%, 04/10/37                                 1,517           1,527
   Greenwich Capital Commercial
      Funding, Ser 2007-GC9,
      Cl X, IO (C) (F)
         0.512%, 12/01/07                                22,808             495
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (E)
         1.446%, 12/01/07                                16,634             296
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (F)
         1.548%, 12/01/07                                26,377             598
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (F)
         1.339%, 12/01/07                                25,606             464
   Heller Financial Commercial
      Mortgage, Ser 1999-PH1, Cl C (F)
         6.853%, 12/15/07                                   239             244
   Indymac INDA Mortgage Loan Trust,
      Ser 2007-AR7, Cl 1A1
         6.867%, 11/01/37                                 3,305           3,376
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (E)
         0.676%, 12/01/07                                 9,307             176
   JPMorgan Chase Commercial
      Mortgage, Ser 2001-C1, Cl A3
         5.857%, 10/12/35                                   991           1,019
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-C2, Cl A2
         5.050%, 12/12/34                                 7,206           7,162
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-CIB5, Cl A2
         5.161%, 10/12/37                                 1,137           1,137


--------------------------------------------------------------------------------
128     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-CB7,
      Cl A4 (F)
         4.879%, 12/12/07                         $       2,383   $       2,327
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-PM1A,
      Cl A4 (F)
         5.326%, 08/12/40                                 1,911           1,916
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A1
         4.200%, 07/12/35                                    63              62
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A2
         4.223%, 01/15/42                                12,948          12,781
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A4
         4.657%, 01/15/42                                 4,000           3,920
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Ser A5
         4.878%, 01/15/42                                 3,640           3,523
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB11,
   Cl ASB (F)
         5.201%, 08/12/37                                 1,711           1,723
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB12, Cl A4
         4.895%, 09/12/37                                   530             513
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB13,
      Cl AM (F)
         5.513%, 12/01/07                                 1,143           1,108
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP2, Cl A1
         4.334%, 07/15/42                                 1,079           1,069
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP2, Cl A4
         4.738%, 07/15/42                                 1,128           1,081
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP3, Cl A1
         4.655%, 08/15/42                                   708             705
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP3,
      Cl ASB (F)
         4.893%, 08/15/42                                 2,276           2,258
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP4,
      Cl A4 (F)
         4.918%, 12/01/07                                 6,200           6,011
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16, Cl AM
         5.593%, 05/12/45                                11,570          11,240
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16, Cl ASB
         5.523%, 05/12/45                                 2,398           2,432

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB17, Cl ASB
         5.415%, 12/01/07                         $       4,493   $       4,530
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7,
      Cl A1 (F)
         5.833%, 12/01/07                                    64              65
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7,
      Cl A2 (F)
         5.861%, 12/01/07                                   315             324
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH1, Cl AF6 (G)
         5.501%, 12/01/07                                 9,605           8,748
   JPMorgan Mortgage Trust,
      Ser 2004-A5, Cl 4A2 (F)
         4.835%, 12/25/34                                 6,071           6,004
   JPMorgan Mortgage Trust,
      Ser 2004-A5, Cl 4A4 (F)
         4.829%, 12/01/07                                11,500          11,253
   JPMorgan Mortgage Trust,
      Ser 2005-A3, Cl 11A2 (F)
         4.492%, 12/25/07                                13,065          11,984
   JPMorgan Mortgage Trust,
      Ser 2005-A8, Cl 1A1 (F)
         5.406%, 12/01/07                                 6,155           6,014
   JPMorgan Mortgage Trust,
      Ser 2006-A2, Cl 2A2 (F)
         5.754%, 12/01/07                                13,400          13,143
   JPMorgan Mortgage Trust,
      Ser 2006-A3, Cl 3A4 (F)
         5.741%, 12/01/07                                14,500          14,176
   LB Commercial Conduit Mortgage
      Trust, Ser 1999-C2, Cl B
         7.425%, 10/15/32                                   371             387
   LB-UBS Commercial Mortgage Trust,
      Ser 2002-C2, Cl A4
         5.594%, 06/15/31                                21,324          21,835
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C5, Cl A2
         3.478%, 07/15/27                                 1,990           1,965
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C8, Cl A4 (F)
         5.124%, 11/15/32                                16,549          16,362
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C4, Cl A2 (F)
         4.567%, 12/11/07                                   510             507
   LB-UBS Commercial Mortgage Trust,
     Ser 2004-C8, Cl A4
         4.510%, 12/11/07                                   360             354
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C1, Cl C (F)
         4.836%, 12/11/07                                   334             308


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     129

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A4
         4.998%, 04/15/30                         $         123   $         123
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A5 (F)
         5.150%, 04/15/30                                 7,909           7,790
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A2
         4.885%, 09/15/30                                   180             180
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl A2
         5.103%, 11/15/30                                   995           1,002
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl AM (F)
         5.263%, 12/11/07                                 1,394           1,335
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C7, Cl A2
         5.300%, 11/15/38                                 2,425           2,449
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C7, Cl E (F)
         5.516%, 12/11/07                                   494             432
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C1. Cl AAB
         5.403%, 02/15/40                                 1,357           1,365
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C3, Cl A2
         6.365%, 12/15/28                                 1,931           2,019
   Long Beach Mortgage Loan Trust,
      Ser 2006-4, Cl 2A1 (F)
         4.839%, 12/25/07                                 3,580           3,555
   MLCC Mortgage Investors,
      Ser 2004-B, Cl A3 (F)
         6.981%, 12/01/07                                   947             945
   Master Adjustable Rate Mortgage
      Trust, Ser 2004-13, Cl 3A7A (F)
         3.787%, 12/01/07                                11,650          11,514
   Master Adjustable Rate Mortgage
      Trust, Ser 2007-3, Cl 12A1 (F)
         4.989%, 12/01/07                                21,974          21,318
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1 (C)
         6.000%, 08/25/34                                 4,752           4,786
   Master Reperforming Loan Trust,
      Ser 2006-1, Cl 1A1F (F)
         5.233%, 12/25/07                                 2,091           2,060
   Merrill Lynch Mortgage Investors
      Trust, Ser 2004-A1, Cl 4A (F)
         5.338%, 12/01/07                                 7,635           7,540
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-WMC2, Cl A2B (G)
         5.609%, 12/01/07                                   699             693
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-WMC2, Cl A2D (G)
         5.895%, 12/25/07                                 5,789           5,569

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Trust,
      Ser 2004-BPC1, Cl A5 (F)
         4.855%, 10/12/41                         $       4,751   $       4,606
   Merrill Lynch Mortgage Trust,
      Ser 2004-BPC1, Cl XC, IO (F)
         0.157%, 12/01/07                                21,935             414
   Merrill Lynch Mortgage Trust,
      Ser 2004-MKB1, Cl A3
         4.892%, 02/12/42                                   151             150
   Merrill Lynch Mortgage Trust,
      Ser 2004-MKB1, Cl B (F)
         5.280%, 02/12/42                                   916             904
   Merrill Lynch Mortgage Trust,
      Ser 2005-CIP1, Cl AM (F)
         5.107%, 12/01/07                                 1,116           1,062
   Merrill Lynch Mortgage Trust,
      Ser 2005-LC1, Cl A4 (F)
         5.291%, 12/01/07                                 4,748           4,717
   Merrill Lynch Mortgage Trust,
      Ser 2005-MKB2, Cl A4
         5.204%, 09/12/42                                 2,017           1,989
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2006-4, Cl ASB (F)
         5.133%, 12/12/49                                 6,366           6,323
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-5, Cl B (F)
         5.479%, 08/12/48                                   307             276
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-5, Cl C (F)
         5.509%, 08/12/48                                   342             306
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-5, Cl X, IO (F)
         0.736%, 08/12/48                                 4,033             153
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-6, Cl A4 (F)
         5.485%, 03/12/51                                 6,740           6,718
   Morgan Stanley Capital I,
      Ser 2003-IQ5, Cl A4
         5.010%, 12/01/07                                 3,770           3,731
   Morgan Stanley Capital I,
      Ser 2004-HQ3, Cl A4
         4.800%, 01/13/41                                 2,256           2,188
   Morgan Stanley Capital I,
      Ser 2004-HQ3, Cl D
         4.900%, 01/13/41                                   339             326
   Morgan Stanley Capital I,
      Ser 2004-T13, Cl B (F)
         4.760%, 09/13/45                                 1,145           1,105


--------------------------------------------------------------------------------
130     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl A3
         5.007%, 01/14/42                         $         110   $         110
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl AAB
         5.037%, 01/14/42                                 3,294           3,299
   Morgan Stanley Capital I,
      Ser 2005-HQ6, Cl A4A
         4.989%, 08/13/42                                 4,630           4,512
   Morgan Stanley Capital I,
      Ser 2005-HQ7, Cl AAB (F)
         5.351%, 12/01/07                                 6,171           6,223
   Morgan Stanley Capital I,
      Ser 2006-WMC1, Cl A2A (F)
         4.943%, 12/25/07                                   253             251
   Morgan Stanley Capital I,
      Ser 2007-HE2, Cl A2A (F)
         4.913%, 12/25/07                                 1,330           1,299
   Morgan Stanley Dean Witter Capital,
      Ser 2000-LIFE, Cl A2 (F)
         7.570%, 11/15/36                                 3,007           3,129
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                 2,003           2,085
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP3, Cl A4
         6.390%, 06/15/11                                 2,792           2,907
   Morgan Stanley Dean Witter Capital,
      Ser 2002-IQ2, Cl A3
         5.520%, 12/15/35                                 1,684           1,690
   Morgan Stanley Dean Witter Capital,
      Ser 2003-HQ2, Cl A1
         4.180%, 03/12/35                                   268             261
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-3XS, Cl 2A3S (G)
         5.858%, 12/01/07                                    31              29
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-6XS, Cl 2A1S (F)
         4.983%, 12/25/07                                 1,248           1,243
   Nationslink Funding, Ser 1999-1,
      Cl 2
         6.316%, 01/20/31                                 5,398           5,425
   New York Mortgage Trust,
      Ser 2006-1, Cl 2A2 (F)
         5.651%, 12/01/07                                   788             794
   Nomura Asset Securities,
      Ser 1998-D6, Cl A1C
         6.690%, 03/15/30                                   166             177
   Oakwood Mortgage Investors,
      Ser 2002-C, Cl A, IO
         6.000%, 08/15/10                                 6,381             763

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (F)
         5.389%, 12/25/07                         $         366   $         362
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1, Cl
      AF1 (G)
         5.424%, 12/25/36                                   652             639
   Prime Mortgage Trust, Ser 2006-CL1,
      Cl A1 (F)
         5.373%, 12/25/07                                   106             105
   Prime Mortgage Trust,
      Ser 2006-DR1, Cl 2A1 (C)
         5.500%, 05/25/35                                 3,701           3,637
   RAAC, Ser 2005-SP1, Cl 2A2
         5.250%, 12/01/07                                 2,203           2,174
   RAAC, Ser 2007-RP4, Cl A (C) (F)
         5.139%, 12/25/07                                22,382          20,986
   Residential Accredit Loans, Ser QO8,
      Cl 1A1A (F)
         4.879%, 12/25/07                                16,039          15,913
   Residential Asset Mortgage Products,
      Ser 2003-RS7, Cl AI6
         5.340%, 12/01/07                                 1,305           1,291
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                                 2,205           2,255
   Residential Asset Mortgage Products,
      Ser 2004-SL3, Cl A2
         6.500%, 12/25/31                                 3,645           3,721
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1 (F)
         5.254%, 12/01/07                                 3,245           3,247
   Residential Funding Mortgage
      Securities, Ser 2000-HI1,
      Cl AI7 (G)
         8.290%, 02/25/25                                 1,944           1,937
   Residential Funding Mortgage
      Securities, Ser 2005-HS1,
      Cl AI1 (F)
         4.909%, 12/25/07                                 3,480           3,460
   Residential Funding Mortgage
      Securities, Ser 2007-HSA3,
      Cl AI2 (F)
         5.980%, 05/25/37                                   922             918
   Salomon Brothers Mortgage
      Securities VII, Ser 2002-KEY2,
      Cl A2
         4.467%, 03/18/36                                 2,576           2,544
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-19XS, Cl 1A1 (F)
         5.109%, 12/26/07                                 8,575           8,300


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     131

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Asset Mortgage
      Investments, Ser 2007-AR4,
      Cl A4B
         4.969%, 12/25/07                         $      22,980   $      22,243
   Terwin Mortgage Trust,
      Ser 2005-9HGS, Cl A1 (C) (F)
         4.000%, 12/01/07                                 1,797           1,785
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A2 (F)
         4.750%, 12/21/07                                10,000           9,075
   Terwin Mortgage Trust, Ser 2006-8,
      Cl 1A2
         5.000%, 12/01/07                                 6,000           5,498
   Thornburg Mortgage Securities Trust,
      Ser 2005-3, Cl 2A1 (F)
         5.029%, 12/25/07                                13,456          13,424
   Thornburg Mortgage Securities Trust,
      Ser 2005-4, Cl A4 (F)
         4.989%, 12/25/07                                17,832          17,766
   Thornburg Mortgage Securities Trust,
      Ser 2006-1, Cl A3 (F)
         4.959%, 12/01/07                                23,353          22,537
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 2A1 (F)
         6.240%, 08/30/37                                10,252          10,275
         6.220%, 12/01/07                                 9,145           9,054
   UBS Paine Webber Commercial
      Mortgage Trust, Ser 2004-C8,
      Cl A2
         4.201%, 12/15/29                                   886             876
   US Bank National Mortgage
      Association, Ser 2001-1, Cl A
         5.920%, 05/25/12                                 9,188           9,687
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2002-C1A,
      Cl A4
         6.287%, 04/15/34                                 2,587           2,705
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2002-C2,
      Cl A4
         4.980%, 11/15/34                                 5,996           5,945
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C5,
      Cl A2
         3.989%, 06/15/35                                   955             898
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C5,
      Cl B (F)
         4.107%, 06/15/35                                 1,778           1,672
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C6,
      Cl A3 (F)
         4.957%, 08/15/35                                 4,490           4,486

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C7,
      Cl A2 (C) (F)
         5.077%, 12/01/07                         $       3,361   $       3,312
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C8,
      Cl A3
         4.445%, 11/15/35                                   949             937
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C9,
      Cl A4 (F)
         5.012%, 12/15/35                                   993             978
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C9,
      Cl B (F)
         5.109%, 12/01/07                                   593             584
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C10,
      Cl A4
         4.748%, 02/15/41                                 8,721           8,413
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C11,
      Cl B (F)
         5.306%, 12/01/07                                 3,640           3,524
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C12,
      Cl A4 (F)
         5.233%, 12/01/07                                 3,401           3,384
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C15,
      Cl B
         4.892%, 12/01/07                                 1,579           1,479
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C19,
      Cl A6
         4.699%, 05/15/44                                 1,994           1,905
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C20,
      Cl A4 (F)
         5.244%, 12/01/07                                   280             282
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C20,
      Cl A7 (F)
         5.118%, 12/01/07                                 4,631           4,549
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C21,
      Cl A4 (F)
         5.210%, 12/01/07                                 2,246           2,230
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C26,
      Cl APB
         5.997%, 06/15/45                                 3,853           4,000


--------------------------------------------------------------------------------
132     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2002-AR18, Cl A (F)
         4.137%, 12/01/07                         $       1,329   $       1,328
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2003-MS1, Cl 1A
         5.000%, 02/25/18                                 1,286           1,275
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2003-MS2, Cl 3A1
         5.000%, 03/25/18                                 5,284           5,246
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2003-S13, Cl 22A1
         5.000%, 12/01/07                                   977             970
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR13, Cl A1A1 (F)
         5.079%, 12/25/07                                 5,547           5,398
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR15, Cl A1A2 (F)
         5.069%, 12/25/07                                 8,498           8,296
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR16, Cl 1A4A (F)
         5.102%, 12/25/07                                13,585          13,347
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR19, Cl A1A2 (F)
         5.079%, 12/25/07                                 8,485           8,228
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-1, Cl 3A2
         5.750%, 02/25/36                                 5,843           5,829
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR1, Cl 1A1B (F)
         6.003%, 12/01/07                                 4,129           4,014
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR14, Cl 1A4 (F)
         5.647%, 12/01/07                                   713             715
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR15, Cl 1A (F)
         5.773%, 12/01/07                                 4,198           4,123
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR15, Cl 1A1B (F)
         5.773%, 12/01/07                                 2,422           2,348

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR15, Cl 2A1B (F)
         6.433%, 12/01/07                         $       2,565   $       2,494
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR16, Cl 2A4 (F)
         5.651%, 12/25/36                                   567             560
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR17, Cl 1A1B (F)
         5.743%, 12/01/07                                   786             763
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR17, Cl 2A (F)
         5.586%, 12/01/07                                   908             891
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR4, Cl DA (F)
         5.903%, 12/01/07                                 1,744           1,702
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR7, Cl A1B (F)
         5.853%, 12/01/07                                 1,325           1,259
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-0A5, Cl A1B (F)
         5.773%, 12/01/07                                19,382          18,694
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-0A6, Cl 1A1B (F)
         5.743%, 12/01/07                                   813             786
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY1, Cl 1A1 (F)
         5.718%, 12/01/07                                 9,069           9,120
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY1, Cl 4A1 (F)
         5.478%, 12/01/07                                 9,875           9,716
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY3, Cl 1A1 (F)
         5.672%, 12/01/07                                10,559          10,586
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY6, Cl 1A1 (F)
         5.707%, 06/25/37                                 1,942           1,935
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY6, Cl 2A1 (F)
         5.703%, 12/01/07                                 4,131           4,086


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     133

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY6, Cl 3A2 (F)
         5.821%, 12/21/07                         $       5,017   $       4,919
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY7, Cl 2A1 (F)
         5.889%, 12/01/07                                 2,737           2,727
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY7, Cl 3A1 (F)
         5.917%, 12/01/07                                 2,002           1,990
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-OA5, Cl 1A (F)
         5.683%, 12/01/07                                23,017          22,531
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2009-AR18, Cl 2A3 (F)
         5.495%, 12/01/07                                 1,751           1,732
   Wells Fargo Alternative Loan Trust,
      Ser 2007-PA2, Cl 1A5
         6.000%, 06/25/37                                   926             915
   Wells Fargo Alternative Loan Trust,
      Ser 2007-PA5, Cl 1A2
         6.250%, 11/25/37                                   474             463
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-0,
      Cl A1 (F)
         4.893%, 12/01/07                                 1,207           1,182
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-H,
      Cl A1 (F)
         4.527%, 12/01/07                                 5,954           5,852
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-S,
      Cl A7 (F)
         3.541%, 12/01/07                                   780             769
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-l,
      Cl A5 (F)
         4.795%, 07/25/34                                   881             866
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-l,
      Cl A6 (F)
         4.795%, 07/25/34                                   895             869
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-14,
      Cl 2A1
         5.500%, 12/01/07                                 1,267           1,250
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR10,
      Cl 2A17 (F)
         3.497%, 12/01/07                                 2,085           2,069

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR14,
      Cl A1 (F)
         5.386%, 12/01/07                         $       1,375   $       1,346
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 7A1 (F)
         5.000%, 12/01/07                                 3,872           3,849
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-2,
      Cl 3A1
         5.750%, 03/25/36                                16,118          15,869
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-7,
      Cl 3A1
         6.000%, 12/01/07                                   782             789
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR18,
      Cl 1A1 (F)
         5.947%, 12/01/07                                 1,756           1,775
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR19,
      Cl A1 (F)
         5.650%, 12/01/07                                 3,662           3,594
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6,
      Cl 7A1
         5.114%, 12/01/07                                 2,856           2,777
   Zuni Mortgage Loan Trust,
      Ser 2006-OA1, Cl A1 (F)
         4.919%, 12/25/07                                 8,611           8,491
                                                                  --------------
                                                                      1,301,193
                                                                  --------------
Total Mortgage-Backed Securities
  (Cost $4,123,522) ($ Thousands)                                     4,145,141
                                                                  --------------
ASSET-BACKED SECURITIES -- 3.2%

AUTOMOTIVE -- 0.7%
   AmeriCredit Automobile Receivables
      Trust, Ser 2004-1, Cl C
         4.220%, 07/06/09                                    18              18
   AmeriCredit Prime Automobile
      Receivables Trust, Ser 2007-1,
      Cl A3
         5.270%, 11/08/11                                 3,692           3,721
   Capital Auto Receivables Asset Trust,
      Ser 2006-1, Cl A3
         5.030%, 10/15/09                                 2,752           2,752
   Capital Auto Receivables Asset Trust,
      Ser 2007-1, Cl A3A
         5.000%, 04/15/11                                 2,046           2,056


--------------------------------------------------------------------------------
134     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   DaimlerChrysler Auto Trust,
      Ser 2006-D, Cl A4
         4.940%, 02/08/12                         $       2,283   $       2,294
   DaimlerChrysler Auto Trust,
      Ser 2007-A, Cl A4
         5.280%, 03/08/13                                 7,841           7,839
   Ford Credit Auto Owner Trust,
      Ser 2005-B, Cl A3
         4.170%, 01/15/09                                    26              26
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
         5.150%, 11/15/11                                 2,499           2,520
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A4A
         5.240%, 07/15/12                                   126             127
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl A2
         5.290%, 12/15/07                                 1,426           1,428
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
         5.040%, 01/17/12                                 1,414           1,419
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A4
         5.210%, 03/17/14                                 4,063           4,091
   Nissan Auto Receivables Owner
      Trust, Ser 2006-B, Cl A3
         5.160%, 02/15/10                                 1,021           1,022
   Nissan Auto Receivables Owner
      Trust, Ser 2007-B, Cl A4
         5.160%, 03/17/14                                 7,118           7,186
   Triad Auto Receivables Owner Trust,
      Ser 2006-B, Cl A4
         5.520%, 12/12/07                                 1,086           1,103
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A3
         5.260%, 11/14/11                                 1,931           1,939
   USAA Auto Owner Trust, Ser 2004-3,
      Cl A4
         3.530%, 06/15/11                                 1,550           1,540
   USAA Auto Owner Trust, Ser 2005-1,
      Cl A3
         3.900%, 07/15/09                                   107             107
   WFS Financial Owner Trust,
      Ser 2004-1, Cl A4
         2.810%, 08/22/11                                   439             438
   WFS Financial Owner Trust,
      Ser 2005-3, Cl A3A
         4.250%, 06/17/10                                   288             287
   World Omni Auto Receivables Trust,
      2007-B, Cl A3A
         5.280%, 01/17/12                                 1,615           1,627

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   World Omni Auto Receivables Trust,
      2007-B, Cl A4
         5.390%, 05/15/13                         $       2,798   $       2,823
                                                                  --------------
                                                                         46,363
                                                                  --------------
CREDIT CARDS -- 0.7%
   American Express Issuance Trust,
      Ser 2007-2, Cl A (F)
         5.043%, 12/01/07                                10,722          10,677
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
         5.590%, 11/17/14                                   987           1,025
   Capital One Multi-Asset Execution
      Trust, Ser 2007-A7, Cl A7
         5.750%, 07/15/20                                 5,376           5,570
   Citibank Credit Card Issuance Trust,
      Ser 2007-A8, Cl A8
         5.650%, 09/20/19                                 5,351           5,535
   Discover Card Master Trust,
      Ser 2007-A1, Cl A1
         5.650%, 03/16/20                                14,963          15,378
   MBNA Credit Card Master Note Trust,
      Ser 2003-A7, Cl A7
         2.650%, 11/15/10                                 2,675           2,644
   Washington Mutual Master Note
      Trust, Ser 2006-A2A, Cl A (C) (F)
         4.702%, 12/15/07                                 3,491           3,465
                                                                  --------------
                                                                         44,294
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 0.3%
   ABS Home Equity Loan Trust,
      Ser 2001-HE3, Cl A1 (F)
         5.192%, 12/15/07                                   330             323
   ACE Securities, Ser 2006-SI3,
      Cl A1 (F)
         4.889%, 12/25/07                                 8,911           5,909
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A (F)
         5.113%, 12/25/07                                 3,611           3,538
   Contimortgage Home Equity Loan
      Trust, Ser 1997-2, Cl A9
         7.090%, 04/15/28                                    38              38
   Contimortgage Home Equity Loan
      Trust, Ser 1997-5, Cl A6 (F)
         6.870%, 03/15/24                                    90              90
   Countrywide Home Equity Loan Trust,
      Ser 2004-K, Cl A2 (F)
         4.952%, 12/15/07                                 1,305           1,290
   Countrywide Home Equity Loan Trust,
      Ser 2005-F, Cl 2A (F)
         4.892%, 12/15/07                                 3,253           3,169


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     135

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Delta Funding Home Equity Loan,
      Ser 1999-3, Cl A1A (F)
         5.472%, 12/15/07                         $         332   $         326
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3 (G)
         7.775%, 12/01/07                                   310             309
   Fleet Home Equity Trust, Ser 2001-1,
      Cl A (F)
         5.390%, 12/01/07                                   101              99
   Master Asset-Backed Securities Trust,
      Ser 2005-AB1, Cl A1B (G)
         5.143%, 12/01/07                                   326             324
   Morgan Stanley Home Equity Loans,
      Ser 2007-1, Cl A1 (F)
         4.923%, 12/25/07                                 1,225           1,198
   Origen Manufactured Housing,
      Ser 2002-A, Cl A1 (F)
         4.892%, 12/15/07                                    65              65
   Renaissance Home Equity Loan
      Trust, Ser 2005-3, Cl AF2 (G)
         4.723%, 12/01/07                                   186             185
   Renaissance Home Equity Loan
      Trust, Ser 2006-1, Cl AF3 (G)
         5.608%, 12/01/07                                   998             987
   Renaissance Home Equity Loan
      Trust, Ser 2007-2, Cl AF3 (G)
         5.744%, 06/25/37                                 1,143           1,078
                                                                  --------------
                                                                         18,928
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 1.5%
   CIGNA CDO, Ser 1996-1,
      Cl A2 (C) (G)
         6.460%, 11/15/08                                 3,603           3,608
   CNH Equipment Trust,
      Ser 2004-A, Cl A4A (F)
         4.762%, 12/15/07                                 2,521           2,519
   California Infrastructure PG&E,
      Ser 1997-1, Cl A8
         6.480%, 12/26/09                                   167             167
   California Infrastructure SCE,
      Ser 1997-1, Cl A7
         6.420%, 12/26/09                                   761             762
   Caterpillar Financial Asset Trust,
      Ser 2006-A, Cl A2
         5.590%, 02/25/09                                     5               5
   Connecticut RRB Special Purpose
      Trust, Ser 2001-1, Cl A5
         6.210%, 12/30/11                                 1,371           1,435
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1 (F)
         8.130%, 08/15/31                                 3,951           3,789
   Conseco Finance Securitization,
      Ser 2000-4, Cl A6 (F)
         8.310%, 05/01/32                                   922             794

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed
      Certificates, Ser 2001-BC3,
      Cl A (F)
         5.269%, 12/25/07                         $          79   $          78
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC2,
      Cl 2A1 (F)
         5.389%, 12/25/07                                   115             112
   Countrywide Asset-Backed
      Certificates, Ser 2005-11,
      Cl AF1 (F)
         4.969%, 12/25/07                                   841             841
   Countrywide Asset-Backed
      Certificates, Ser 2006-15,
      Cl A3 (F)
         5.689%, 10/25/46                                   208             201
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                 4,080           4,034
   Countrywide Asset-Backed
      Certificates, Ser 2007-3,
      Cl 2A1 (F)
         4.973%, 12/25/07                                 1,272           1,240
   Credit-Based Asset Servicing,
      Ser 2006-CB2, Cl AF2 (G)
         5.501%, 12/25/36                                 1,999           1,881
   Credit-Based Asset Servicing,
      Ser 2007-RP1, Cl A (C) (F)
         5.099%, 12/25/07                                19,691          19,491
   Diamond Investment Grade CDO,
      Ser 1X, Cl A1 (F)
         5.510%, 04/11/08                                 8,770           8,743
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2 (C)
         5.261%, 04/25/37                                 3,452           3,408
   Embarcadero Aircraft Securitization,
      Ser 2000-A, Cl A1 (C) (F)
         6.230%, 12/15/07                                 4,442           3,775
   Equity One Asset-Backed Securities,
      Ser 2003-2, Cl M1
         5.050%, 09/25/33                                 1,050           1,019
   First Horizon ABS Trust,
      Ser 2004-HE2, Cl A (F)
         5.009%, 12/25/07                                 1,832           1,812
   First Horizon ABS Trust,
      Ser 2006-HE2, Cl A (F)
         5.003%, 12/25/07                                   793             707
   GSAMP Trust, Ser 2003-SEA,
      Cl A1 (F)
         5.189%, 12/25/07                                 2,675           2,600
   Great America Leasing Receivables,
      Ser 2006-1, Cl A3 (C)
         5.340%, 01/15/10                                 2,517           2,527


--------------------------------------------------------------------------------
136     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Green Tree Financial, Ser 1996-5,
      Cl A6
         7.750%, 07/15/27                         $         848   $         904
   Lehman XS Trust, Ser 2005-5N,
      Cl 1A1 (F)
         5.089%, 12/01/07                                 6,646           6,428
   Lehman XS Trust, Ser 2005-7N,
      Cl 1A1B (F)
         5.089%, 12/25/07                                 4,901           4,736
   Lone Star CDO Funding, Ser 1X, Cl A
         5.889%, 12/15/07                                 7,640           7,599
   MSCC Heloc Trust, Ser 2005-1,
      Cl A (F)
         4.979%, 12/25/07                                   594             573
   Master Alternative Loans Trust,
      Ser 2004-4, Cl 1A1
         5.500%, 05/25/34                                 2,969           2,798
   Metropolitan Asset Funding,
      Ser 1997-B, Cl A1D (C)
         7.130%, 03/20/12                                    43              43
   Mid-State Trust, Ser 11, Cl A1
         4.864%, 07/15/38                                 3,188           3,137
   Oncor Electric Delivery Transition
      Bond, Ser 2003-1, Cl A2
         4.030%, 02/15/12                                 2,376           2,360
   SLM Student Loan Trust, Ser 2005-7,
      Cl A3
         4.410%, 07/25/25                                 1,279           1,292
   Securitized Asset-Backed
      Receivables LLC, Ser 2005-FR4,
      Cl A3 (F)
         4.989%, 12/25/07                                   223             222
   Start, Ser 2003-1, Cl X (F)
         4.130%, 01/21/08                                 3,422           3,422
   Start, Ser 2003-2, Cl X (F)
         4.600%, 01/21/08                                 1,135           1,124
   TMS SBA Loan Trust, Ser 1999-1,
      Cl A (F)
         5.550%, 12/15/07                                   128             123
                                                                  --------------
                                                                        100,309
                                                                  --------------
Total Asset-Backed Securities
(Cost $213,755) ($ Thousands)                                           209,894
                                                                  --------------
CORPORATE OBLIGATIONS -- 19.9%

CONSUMER DISCRETIONARY -- 1.3%
   COX Communications
         7.875%, 08/15/09                                   440             462
   CVS (C)
         5.789%, 01/10/26                                 2,126           2,196
   CVS Lease Pass-Through Trust (C)
         6.036%, 12/10/28                                10,655          10,878
         5.880%, 01/10/28                                   189             188

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Clear Channel Communications
         6.250%, 03/15/11                         $       2,740   $       2,521
         4.250%, 05/15/09                                 1,040             995
   Comcast
         9.000%, 09/01/08                                   710             730
         6.500%, 01/15/15                                 3,635           3,805
         6.500%, 01/15/17 (J)                             1,825           1,917
   Comcast Cable Communications
         8.375%, 03/15/13                                 9,855          11,080
         6.750%, 01/30/11                                 1,840           1,927
   Daimler Finance LLC
         8.500%, 01/18/31                                 1,055           1,349
         7.300%, 01/15/12                                 1,995           2,157
         6.500%, 11/15/13                                 9,115           9,669
   Daimler Finance LLC MTN
         5.750%, 09/08/11                                 1,800           1,847
   Daimler Finance LLC MTN (F)
         6.053%, 12/08/07                                 6,020           5,993
   Eastman Kodak
         7.250%, 11/15/13                                 2,445           2,457
   Ford Motor (J)
         7.450%, 07/16/31                                 2,770           2,091
   Home Depot
         5.875%, 12/16/36                                 1,695           1,436
   Macy's Retail Holdings
         5.350%, 03/15/12                                 1,617           1,576
   News America
         6.200%, 12/15/34                                 2,550           2,457
   Rogers Cable
         5.500%, 03/15/14                                   985             976
   Target
         4.000%, 06/15/13                                   355             333
   Time Warner
         7.700%, 05/01/32                                 4,185           4,599
         6.875%, 05/01/12                                   350             370
   Time Warner Entertainment
         8.375%, 07/15/33                                 3,965           4,707
   Wal-Mart Stores
         6.500%, 08/15/37                                 1,863           1,910
         5.800%, 02/15/18                                 6,180           6,333
                                                                  -------------
                                                                         86,959
                                                                  -------------
CONSUMER STAPLES -- 0.2%
   Altria Group
         7.750%, 01/15/27                                 1,145           1,477
         7.000%, 11/04/13                                 1,010           1,133
   Estee Lauder
         5.550%, 05/15/17                                 2,475           2,545
   Kraft Foods
         7.000%, 08/11/37                                 2,679           2,850
   Philip Morris Capital
         7.500%, 07/16/09                                 1,155           1,172


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     137

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Reynolds American (J)
         7.875%, 05/15/09                         $       1,630   $       1,698
   Wal-Mart Stores
         5.250%, 09/01/35                                   403             351
                                                                  --------------
                                                                         11,226
                                                                  --------------
ENERGY -- 1.7%
   Anadarko Finance, Ser B
         7.500%, 05/01/31                                 5,363           5,996
   Anadarko Petroleum
         6.450%, 09/15/36                                 5,150           5,217
         6.094%, 12/15/07 (F)                             4,650           4,589
   Canadian Natural Resources
         6.250%, 03/15/38                                 2,070           2,037
         5.700%, 05/15/17                                 1,510           1,515
   Conoco
         6.950%, 04/15/29                                 3,685           4,230
   Conoco Funding
         7.250%, 10/15/31                                   885           1,036
         6.350%, 10/15/11                                   430             460
   ConocoPhillips
         5.900%, 10/15/32                                    10              10
   ConocoPhillips Canada
         5.625%, 10/15/16                                 2,670           2,742
   Devon Financing
         6.875%, 09/30/11                                 3,935           4,234
   EMP Nacional del Petrole (C)
         6.750%, 11/15/12                                   171             185
         4.875%, 03/15/14                                   892             864
   El Paso
         6.950%, 06/01/28                                 2,250           2,076
   El Paso Natural Gas (C)
         5.950%, 04/15/17                                 1,120           1,122
   GAZ Capital (C)
         6.510%, 03/07/22                                 4,640           4,453
   GAZ Capital (C) (J)
         6.212%, 11/22/16                                 8,377           8,102
   Hess
         7.875%, 10/01/29                                   650             779
         7.300%, 08/15/31                                 5,075           5,784
   Husky Energy
         6.800%, 09/15/37                                 1,125           1,183
   Husky Oil
         7.550%, 11/15/16                                 1,715           1,939
   Kansas Gas & Electric
         5.647%, 03/29/21                                 2,768           2,770
   Kerr-McGee
         6.950%, 07/01/24                                 2,325           2,501
   Kinder Morgan Energy Partners
         7.125%, 03/15/12                                 1,760           1,890
         6.000%, 02/01/17                                   390             393
         5.000%, 12/15/13                                 1,190           1,156

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Mantis Reef II (C)
         4.799%, 11/03/09                         $       1,095   $       1,112
   Marathon Oil
         6.000%, 10/01/17                                 2,301           2,350
   Nakilat (C)
         6.267%, 12/31/33                                   371             356
         6.067%, 12/31/33                                 1,524           1,483
   Pemex Project Funding Master Trust
         6.994%, 12/15/07 (C) (F)                         1,411           1,425
         6.625%, 06/15/35                                 7,741           8,217
   Petrobras International Finance
         6.125%, 10/06/16                                 9,250           9,597
   Petroleum Export (C)
         4.623%, 06/15/10                                   337             336
   Ras Laffan LNG II (C)
         5.298%, 09/30/20                                   879             860
   Ras Laffan LNG III (C)
         6.332%, 09/30/27                                 2,590           2,585
   Sonat
         7.625%, 07/15/11                                 2,880           3,005
   Southern Natural Gas (C)
         5.900%, 04/01/17                                 1,240           1,243
   Weatherford International (C)
         6.350%, 06/15/17                                 3,230           3,378
         5.950%, 06/15/12                                 2,995           3,126
   Williams
         8.750%, 03/15/32 (J)                             2,170           2,620
         7.750%, 06/15/31                                   740             818
   Williams, Ser A
         7.500%, 01/15/31                                    20              22
   XTO Energy
         7.500%, 04/15/12                                 1,320           1,465
                                                                  --------------
                                                                        111,261
                                                                  --------------
FINANCIALS -- 10.5%
   ABX Financing (C)
         6.350%, 10/15/36                                 5,200           5,133
   ACE INA Holdings
         5.700%, 02/15/17                                 1,440           1,417
   ASIF Global Financing XIX (C)
         4.900%, 01/17/13                                   450             444
   Ace INA Holdings
         6.700%, 05/15/36                                 1,205           1,205
   Aegon (F)
         5.399%, 01/15/08                                 2,180           1,552
   Aiful (C)
         5.000%, 08/10/10                                 2,620           2,512
         4.450%, 02/16/10                                 3,322           3,087
   Allied Capital
         6.625%, 07/15/11                                 6,845           7,190
   Allied World Assurance
         7.500%, 08/01/16                                 2,000           2,162


--------------------------------------------------------------------------------
138     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   American Express (F)
         6.800%, 09/01/16                         $       1,535   $       1,579
   American International Group
         6.250%, 03/15/37                                 5,000           4,474
         4.700%, 10/01/10                                 2,975           2,993
   American International Group MTN
         5.450%, 05/18/17                                 3,650           3,607
   Australia & New Zealand Banking
      Group (F)
         4.963%, 10/29/49                                 1,400           1,134
   BAC Capital Trust XI
         6.625%, 05/23/36                                 1,645           1,581
   BAC Capital Trust XIV (F)
         5.630%, 03/15/12                                 2,535           2,285
   BNP Paribas (F)
         5.238%, 03/23/08                                 1,080             913
   BRE Properties+
         7.450%, 01/15/11                                 3,100           3,347
   Banco Mercantile (C) (F)
         6.135%, 10/13/16                                 1,479           1,486
   Bank One
         7.875%, 08/01/10                                 4,440           4,803
   Bank of America
         5.750%, 12/01/17                                 3,525           3,525
         5.420%, 03/15/17                                 2,500           2,429
         5.375%, 06/15/14 (J)                             1,450           1,458
   Bank of Ireland (F)
         5.500%, 12/05/07                                 1,030             889
   Bank of Scotland (F)
         5.625%, 11/29/49                                   330             268
   Bankamerica Capital II
         8.000%, 12/15/26                                   402             418
   Banponce Trust I, Ser A
         8.327%, 02/01/27                                 2,410           2,515
   Barclays Bank (C)
         6.050%, 12/04/17                                 1,781           1,777
   Barclays Bank (F)
         5.563%, 01/02/08                                   780             616
   Bear Stearns
         6.400%, 10/02/17                                 6,140           6,001
   Capital One Bank
         4.875%, 05/15/08                                 2,985           2,962
   Capital One Capital III
         7.686%, 08/15/36                                 2,000           1,703
   Capital One Financial
         6.750%, 09/15/17                                 1,190           1,166
   Chuo Mitsui Trust & Banking (C) (F)
         5.506%, 12/15/49                                 1,814           1,663
   Cigna
         6.150%, 11/15/36                                 1,620           1,522
   Citigroup
         6.125%, 11/21/17 (J)                             1,250           1,286
         3.625%, 02/09/09                                 3,125           3,092

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Corp Andina de Fomento
         5.125%, 05/05/15                         $         710   $         690
   Countrywide Financial MTN (F)
         5.430%, 12/26/07                                 2,284           1,718
   Countrywide Financial MTN,
      Ser A (F)
         5.768%, 12/19/07                                   650             642
   Countrywide Home Loan MTN,
      Ser K (J)
         4.250%, 12/19/07                                 9,200           9,109
   Credit Suisse First Boston (F)
         5.375%, 12/19/07                                   655             524
   Credit Suisse First Boston London (C)
      (F) (L)
         0.000%, 12/24/07                                 4,701           4,561
         0.000%, 12/24/07                                 8,339           8,090
   Danske Bank (C) (F)
         5.914%, 12/16/07                                   536             506
   Delta Airlines
         6.619%, 03/18/11                                   422             421
   Den Norske Bank (F)
         5.813%, 02/18/08                                   390             316
   Depfa ACS Bank (C)
         5.125%, 03/16/37                                 4,200           4,185
   Deutsche Bank Capital Funding Trust
      (C) (F)
         5.628%, 01/19/49                                 4,789           4,260
   Developers Divers Realty+
         5.375%, 10/15/12                                   890             906
   Dresdner Funding Trust I (C)
         8.151%, 06/30/31                                 1,336           1,370
   Dryden Investor Trust (C) (H)
         7.157%, 07/23/08                                   978             983
   ENEL Finance International
         6.800%, 09/15/37                                 1,240           1,296
   Eksportfinans
         5.500%, 05/25/16                                 4,250           4,510
   Eksportfinans MTN, Ser G
         5.125%, 10/26/11                                 1,078           1,116
   Equity One+
         3.875%, 04/15/09                                 7,100           7,009
   Export-Import Bank of Korea
         5.500%, 10/17/12                                 6,480           6,586
   Farmers Exchange Capital (C)
         7.200%, 07/15/48                                 3,582           3,601
         7.050%, 07/15/28                                 1,063           1,088
   Farmers Insurance Exchange (C)
         8.625%, 05/01/24                                 4,118           4,652
   First Industrial L.P. MTN
         7.500%, 12/01/17                                 2,765           3,051


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     139

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ford Motor Credit LLC
         7.875%, 06/15/10                         $       7,200   $       6,683
         7.375%, 10/28/09                                15,740          14,903
         7.250%, 10/25/11                                   329             297
         6.625%, 06/16/08                                10,480          10,306
   Fund American
         5.875%, 05/15/13                                 1,448           1,481
   GMAC LLC
         7.821%, 12/25/07 (F)                            11,009           9,028
         7.750%, 01/19/10                                 2,370           2,250
         7.250%, 03/02/11                                 2,755           2,440
         6.125%, 01/22/08 (J)                               415             411
         5.625%, 05/15/09                                 7,680           7,260
   General Electric Capital (F)
         6.375%, 05/15/08                                11,905          12,130
   General Electric Capital MTN
         5.250%, 10/19/12                                 3,520           3,607
   General Electric Capital MTN, Ser A
         6.000%, 06/15/12                                 6,395           6,738
         3.750%, 12/15/09                                 4,092           4,056
   General Electric Capital MTN, Ser G
         6.150%, 08/07/37                                 3,156           3,377
   Glen Meadow Pass Through (C)
         6.505%, 02/12/67                                 2,900           2,749
   Glitnir Banki (C)
         7.451%, 03/14/08                                   500             507
         6.375%, 09/25/12                                 3,100           3,131
         6.330%, 07/28/11                                 2,440           2,546
   Glitnir Banki (C) (F)
         6.693%, 06/15/16                                 4,480           4,625
   Goldman Sachs Capital I
         6.345%, 02/15/34                                 1,995           1,772
   Goldman Sachs Capital II (F)
         5.793%, 12/29/49                                21,851          19,520
   Goldman Sachs Group
         6.875%, 01/15/11                                 1,720           1,827
         6.600%, 01/15/12                                 2,630           2,797
         6.450%, 05/01/36                                 1,175           1,118
         5.125%, 01/15/15                                 2,475           2,423
   HBOS (C) (F)
         5.375%, 11/29/49                                   962             880
   HBOS Capital Funding (C)
         6.071%, 12/31/07                                 1,120           1,045
   HBSC Holdings PLC
         6.500%, 09/15/37                                 2,965           2,791
   HSBC Bank (F)
         5.625%, 12/19/07                                 1,460           1,139
         5.538%, 12/11/07                                 2,320           1,786
   HSBC Finance
         8.000%, 07/15/10                                 2,330           2,501
         7.000%, 05/15/12                                 1,975           2,095
         6.375%, 11/27/12                                   365             381
   HVB Funding Trust III (C)
         9.000%, 10/22/31                                 1,226           1,364

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Health Care Properties+
         6.000%, 01/30/17                         $       6,000   $       5,816
         5.650%, 12/15/13                                 3,955           3,870
   Highwoods Realty LP+
         7.500%, 04/15/18                                 1,339           1,432
         7.125%, 02/01/08                                 3,803           3,808
   Hongkong & Shanghai Bank,
      Ser 3H (F)
         5.250%, 01/09/08                                   750             540
   ILFC E-Capital Trust II (C) (F) (J)
         6.250%, 12/21/65                                 1,200           1,137
   International Lease Finance MTN
         5.750%, 06/15/11                                 3,570           3,634
         5.650%, 06/01/14                                 1,775           1,805
   International Lease Finance MTN (F)
         5.719%, 02/24/08                                 1,920           1,912
   JPMorgan Chase
         6.000%, 10/01/17                                 5,400           5,456
         5.750%, 01/02/13                                 3,670           3,757
         5.150%, 10/01/15                                   240             231
         5.125%, 09/15/14 (J)                               445             438
   JPMorgan Chase Capital XVIII, Ser R
         6.950%, 08/17/36                                   990             914
   JPMorgan Chase, Ser T
         6.550%, 09/29/36                                   709             622
   Kaupthing Bank (C)
         7.125%, 05/19/16                                12,000          11,672
         5.750%, 10/04/11                                 1,120           1,069
   Kaupthing Bank (C) (F)
         5.938%, 01/12/08                                 6,870           6,840
   Landsbanki Islands (C)
         6.100%, 08/25/11                                 6,520           6,473
   Lazard Group
         7.125%, 05/15/15                                 6,135           6,232
         6.850%, 06/15/17                                 4,660           4,621
   Lehman Brothers Holdings
         6.875%, 07/17/37                                 1,120           1,088
         4.500%, 07/26/10                                 1,155           1,141
   Lehman Brothers Holdings Capital
      Trust VII MTN (F)
         5.857%, 11/29/49                                20,350          18,092
   Lehman Brothers Holdings Capital
      Trust VIII (F)
         6.371%, 02/29/08                                 1,310           1,115
   Lehman Brothers Holdings MTN
         11.000%, 11/07/16 (F)                            5,269           5,646
         8.920%, 02/16/08 (F)                             3,023           3,022
         7.394%, 12/17/07 (F)                            14,410          14,064
         6.200%, 09/26/14                                 1,560           1,560
         5.750%, 05/17/13 (J)                             1,155           1,161
         5.250%, 02/06/12                                   965             952
         0.000%, 12/20/07 (F) (M)                         4,940           5,978


--------------------------------------------------------------------------------
140     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers Holdings MTN,
      Ser H (F) (M)
         1.427%, 05/30/08                         $       3,736   $       4,085
   Liberty Mutual Group (C)
         7.500%, 08/15/36                                 2,764           2,840
   Liberty Property+
         7.750%, 04/15/09                                 1,026           1,058
         6.375%, 08/15/12                                   397             415
   Lloyds TSB Bank, Ser 1 (F)
         5.688%, 05/14/08                                   870             696
   Lloyds TSB Bank, Ser 2 (F)
         5.750%, 02/21/08                                   760             600
   Lloyds TSB Bank, Ser 3 (F)
         5.523%, 02/29/08                                 1,600           1,280
   MUFG Capital Finance 1 Ltd. (F)
         6.346%, 07/25/49                                 1,840           1,767
         6.346%, 07/25/49                                 1,459           1,364
   Mangrove Bay Pass-Through
      Trust (C) (F)
         6.102%, 07/15/33                                 2,095           2,012
   Marathon Oil
         6.600%, 10/01/37                                 2,356           2,455
   Master Alternative Loans Trust,
      Ser 2006-3, Cl AA3
         6.250%, 12/01/07                                   802             810
   Merna Reinsurance, Ser B (C) (F)
         6.981%, 01/03/08                                 4,950           4,919
   Merrill Lynch
         7.430%, 09/01/22                                     4               5
         6.400%, 08/28/17                                 1,680           1,706
   Merrill Lynch MTN
         8.950%, 05/18/08 (F)                             4,315           4,148
         8.680%, 05/02/08 (F)                             4,160           4,009
         6.050%, 08/15/12                                 4,120           4,184
   Metlife
         6.400%, 12/15/36                                11,635          10,695
   Mizuho Finance
         8.375%, 04/27/09                                   785             801
         8.375%, 12/29/49                                   530             541
   Morgan Stanley
         5.375%, 10/15/15                                 1,445           1,389
         5.300%, 03/01/13                                 2,807           2,781
         4.750%, 04/01/14                                 2,270           2,164
   Morgan Stanley MTN (F)
         5.659%, 01/18/08                                 1,530           1,428
   Morgan Stanley MTN, Ser E
         5.450%, 01/09/17                                 2,965           2,858
   NB Capital Trust IV
         8.250%, 04/15/27                                 4,865           5,059
   National Capital Trust II (C) (F)
         5.486%, 12/17/07                                 3,207           2,939
   National Westminster Bank, Ser B (F)
         5.563%, 01/09/08                                   740             602

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   National Westminster Bank, Ser C (F)
         5.688%, 02/27/08                         $         160   $         129
   Nationwide Mutual Insurance (C)
         6.600%, 04/15/34                                 2,483           2,565
   North Front Pass-Through Trust
      (C) (F)
         5.810%, 12/15/07                                 5,291           5,079
   PF Export Receivables Master Trust
      (C)
         6.436%, 06/01/15                                 1,593           1,607
   PNC Funding
         5.250%, 11/15/15                                 3,165           3,089
   Paribas, Ser 1986 (F)
         5.375%, 12/11/07                                   693             582
   Pemex Finance
         9.690%, 08/15/09                                   875             910
   Power Receivables Financial
         6.290%, 01/01/12                                 3,216           3,362
         6.290%, 01/01/12 (C)                             1,015           1,062
   Prime Property Funding+ (C)
         5.600%, 06/15/11                                 3,380           3,432
         5.500%, 01/15/14                                 5,000           4,974
   Prologis+
         5.500%, 04/01/12                                 2,800           2,830
         5.250%, 11/15/10                                   870             870
   Prudential Financial MTN
         6.625%, 12/01/37                                   498             494
         6.000%, 12/01/17                                 2,347           2,323
         5.700%, 12/14/36                                 1,430           1,271
   RBS Capital Trust III (F)
         5.512%, 03/30/08                                   400             363
   RSHB Capital (C)
         6.299%, 05/15/17                                 5,600           5,255
   Rabobank Capital Fund Trust II
      (C) (F)
         5.260%, 12/29/49                                 1,171           1,124
   Rabobank Capital Fund Trust III
      (C) (F)
         5.254%, 12/31/07                                 1,337           1,263
   Residential Capital LLC
         8.314%, 01/17/08 (F)                             2,156           1,601
         7.595%, 02/22/08 (F)                             1,320             970
         7.500%, 02/22/08                                 2,310           1,525
         7.125%, 11/21/08                                 3,130           2,441
         6.500%, 06/01/12                                   130              85
         6.500%, 04/17/13                                 1,207             782
         6.224%, 06/09/08 (F) (J)                           500             420
   Resona Bank Ltd. (C) (F)
         5.850%, 09/29/49                                 1,793           1,695
   Resona Preferred Global Securities
      (C) (F)
         7.191%, 07/30/49                                 2,590           2,464
   Royal Bank of Canada (F)
         5.548%, 12/21/07                                 1,010             860


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     141

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Royal Bank of Scotland Group PLC
         7.640%, 01/01/08 (F)                     $       2,535   $       2,574
         6.990%, 04/04/08 (C)                             2,230           2,195
         5.563%, 12/11/07 (F)                             2,530           1,948
         5.000%, 10/01/14                                 2,505           2,511
   SLM MTN (F) (K)
         4.660%, 12/17/07                                23,225          23,225
   SLM MTN, Ser CPI (F)
         3.100%, 12/01/07                                 4,180           3,950
   SMFG Preferred Capital (C) (F)
         6.078%, 01/25/17                                 6,810           6,249
   Security Benefit Life (C)
         8.750%, 05/15/16                                 5,200           6,018
   Shinsei Finance Cayman Ltd.
      (C) (F) (J)
         6.418%, 01/29/49                                 4,960           4,356
   Simon Property Group LP+
         5.750%, 05/01/12                                 1,875           1,918
   Societe Generale (F)
         5.469%, 05/26/08                                   680             561
         5.395%, 05/26/08                                   180             148
   Standard Chartered I (F)
         5.259%, 01/16/08                                 1,840           1,306
   Standard Chartered II (F)
         5.625%, 05/07/08                                 2,800           2,016
   Standard Chartered III (F)
         5.588%, 12/04/07                                   200             142
   Standard Chartered IV (F)
         5.588%, 01/06/08                                   290             206
   Stingray Pass-Through Trust (C)
         5.902%, 01/12/15                                 3,600           2,487
   Sumitomo Mitsui Banking
         8.150%, 08/01/08                                   442             452
         8.150%, 08/29/49                                   951             972
   SunTrust Capital VIII (F) (J)
         6.100%, 12/06/07                                 5,450           4,467
   Suntrust Preferred Capital I (F)
         5.853%, 12/15/11                                17,379          16,276
   TNK-BP Finance
         7.875%, 03/13/18 (C)                             2,140           2,105
         7.500%, 07/18/16                                   140             137
         7.500%, 07/18/16 (C)                             3,750           3,624
         6.625%, 03/20/17 (C)                             1,750           1,598
   Toll Road Investment Partners II
      (C) (E)
         0.000%, 02/15/45                                 6,915             985
   Trans-Canada Pipelines
         6.200%, 10/15/37                                 2,804           2,858
   Travelers (F) (J)
         6.250%, 02/15/08                                 5,700           5,404
   Twin Reefs Pass-Through (C) (F)
         5.660%, 12/10/07                                   900             610
   UBS Capital IX (F)
         6.189%, 04/15/49                                 1,659           1,600

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   UDR MTN+
         5.000%, 01/15/12                         $       2,000   $       2,034
   UDR+
         5.500%, 04/01/14                                 2,900           2,938
   UFJ Finance Aruba
         8.750%, 08/13/49                                   316             323
         8.750%, 11/29/49                                 1,060           1,083
   Wachovia
         5.250%, 08/01/14                                   250             243
   Wachovia Bank
         6.600%, 01/15/38                                 6,540           6,526
         6.000%, 11/15/17                                 6,800           6,846
   Wachovia Capital Trust III (F)
         5.800%, 03/15/11                                 4,027           3,874
   Washington Mutual
         4.625%, 04/01/14                                 3,040           2,435
         4.000%, 01/15/09                                   663             624
   Washington Mutual Preferred
      Funding (C)
         6.534%, 03/29/49                                   300             159
   Wells Fargo
         5.000%, 11/15/14                                 1,145           1,129
   Wells Fargo Capital X
         5.950%, 12/15/36                                   960             879
   Westfield Capital (C)
         4.375%, 11/15/10                                 1,900           1,857
   Westfield Group (C)
         5.400%, 10/01/12                                 2,230           2,260
   Westpac Banking (F)
         5.306%, 03/30/08                                   870             714
   Westpac Capital Trust IV (C) (F)
         5.256%, 12/29/49                                 1,259           1,106
   Woodbourne Pass-Through Trust
      (C) (F)
         5.767%, 12/08/07                                 2,500           2,491
   ZFS Finance USA Trust I
         6.150%, 12/15/10                                 1,225           1,180
   ZFS Finance USA Trust II (C) (F)
         6.450%, 12/15/65                                 1,324           1,213
                                                                  --------------
                                                                        693,295
                                                                  --------------
HEALTH CARE -- 0.6%
   Abbott Laboratories
         5.600%, 11/30/17                                 2,935           2,998
   AstraZeneca PLC (J)
         5.400%, 09/15/12                                 2,960           3,056
   AstraZeneca PLC
         5.400%, 06/01/14                                 1,680           1,717
         5.400%, 06/01/14                                    70              71
   Bristol-Myers Squibb
         5.875%, 11/15/36                                 1,290           1,280
   Cardinal Health
         5.850%, 12/15/17                                 4,875           4,949


--------------------------------------------------------------------------------
142     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Coventry Health Care
         5.950%, 03/15/17                         $       3,310   $       3,236
   HCA
         5.750%, 03/15/14                                 5,548           4,535
   Merck (J)
         5.750%, 11/15/36                                 1,011           1,010
   Schering-Plough
         6.550%, 09/15/37                                 2,620           2,761
   Tenet Healthcare (J)
         7.375%, 02/01/13                                   168             148
   WellPoint
         5.875%, 06/15/17                                 2,375           2,384
   Wyeth
         6.950%, 03/15/11                                 8,650           9,278
         5.950%, 04/01/37                                 3,610           3,625
                                                                  --------------
                                                                         41,048
                                                                  --------------
INDUSTRIALS -- 2.5%
   Abu Dhabi National Energy (C)
         5.620%, 10/25/12                                12,992          13,160
   Aetna
         6.750%, 12/15/37                                 3,420           3,397
   Air 2 US (C)
         8.027%, 10/01/19                                 5,060           5,086
   America West Airlines, Ser 1999-1
         7.930%, 01/02/19                                 4,655           4,888
   American Airlines, Ser 1999-1
         7.024%, 10/15/09                                 2,320           2,329
   American Water Capital (C)
         6.593%, 10/15/37                                   644             685
         6.085%, 10/15/17                                   644             673
   Cedar Brakes I LLC (C)
         8.500%, 02/15/14                                 1,457           1,623
   Cedar Brakes II LLC (C)
         9.875%, 09/01/13                                 5,258           5,774
   Clorox
         5.950%, 10/15/17                                 1,133           1,148
   Continental Airlines, Ser 1997, Cl1A
         7.461%, 04/01/15                                 1,557           1,553
   Continental Airlines, Ser 1999-2
         7.256%, 03/15/20                                 1,370           1,414
   Continental Airlines, Ser A
         5.983%, 04/19/22                                 3,000           2,884
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                 2,221           2,199
   Delhaize Group
         6.500%, 06/15/17                                 4,800           4,913
   Delta Air Lines, Ser 2000-1
         7.379%, 05/18/10                                 2,742           2,755
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                                13,350          13,450

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Delta Air Lines (C)
         6.821%, 08/10/22                         $       2,600   $       2,563
   Diageo Capital
         5.750%, 10/23/17                                 1,286           1,302
   E.I. Du Pont de Nemours
         5.000%, 01/15/13                                   896             903
   EnCana
         6.500%, 02/01/38                                 3,425           3,494
   General Electric
         5.250%, 12/06/17                                 4,477           4,436
   Hutchison Whampoa International (C)
         7.450%, 11/24/33                                 3,915           4,415
   Kinder Morgan Energy Partners MTN
         6.950%, 01/15/38                                   160             168
   McDonald's
         6.300%, 10/15/37                                 3,003           3,125
         5.800%, 10/15/17                                   830             854
   News America (C)
         6.650%, 11/15/37                                 4,115           4,190
   Nordstrom
         7.000%, 01/15/38                                 4,338           4,371
   Northwest Airlines, Ser 1A-2
         6.841%, 04/01/11                                 4,500           4,501
   Panhandle East Pipeline
         6.200%, 11/01/17                                   784             789
   Pemex Project Funding Master Trust
         6.625%, 06/15/35                                 1,345           1,424
         6.625%, 06/15/35 (C)                               195             207
   Pepsico
         4.650%, 02/15/13                                   836             835
   Petrobras International Finance
         5.875%, 03/01/18                                 3,525           3,604
   Santander Perpetual (C) (F)
         6.671%, 04/24/08                                 5,200           5,019
   Stauffer Chemical (E)
         0.000%, 04/15/10                                   300             272
         0.000%, 04/15/17                                   350             214
         0.000%, 04/15/18                                   860             496
   Target
         6.500%, 10/15/37                                 2,907           2,821
   Textron
         5.600%, 12/01/17                                 1,140           1,140
   Tyco International Group
         7.000%, 06/15/28                                 1,875           2,116
         6.875%, 01/15/29                                 6,924           7,293
         6.750%, 02/15/11                                 1,170           1,266
         6.375%, 10/15/11                                 8,785           9,177
         6.125%, 11/01/08                                   320             323
         6.125%, 01/15/09                                   120             122
         6.000%, 11/15/13                                 1,945           2,015
   United Airlines
         6.602%, 09/01/13                                 1,946           1,936


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     143

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   United Technologies
         6.500%, 06/01/09                         $       1,670   $       1,732
         5.400%, 05/01/35                                   670             645
   Walt Disney
         4.700%, 12/01/12                                 3,990           3,981
         4.700%, 12/01/12                                 1,306           1,303
   Waste Management
         7.375%, 05/15/29                                     5               6
         7.125%, 12/15/17                                 4,840           5,334
         7.100%, 08/01/26                                 1,375           1,493
   Yum! Brands
         6.875%, 11/15/37                                 2,940           2,872
         6.250%, 03/15/18                                 1,170           1,179
                                                                  --------------
                                                                        161,867
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.1%
   Corning
         7.250%, 08/15/36                                   995           1,115
   Electronic Data Systems
         7.125%, 10/15/09                                 2,990           3,091
   Xerox
         5.500%, 05/15/12                                 2,265           2,306
                                                                  --------------
                                                                          6,512
                                                                  --------------
MATERIALS -- 0.1%
   CodelCo (C)
         4.750%, 10/15/14                                   900             861
   Vale Overseas Ltd.
         8.250%, 01/17/34                                   210             251
         6.875%, 11/21/36                                 7,748           8,054
   Weyerhaeuser
         6.750%, 03/15/12                                   410             432
                                                                  --------------
                                                                          9,598
                                                                  --------------
SOVEREIGN -- 0.5%
   Emirate of Abu Dhabi (C)
         5.500%, 08/02/12                                 6,800           7,152
   Quebec Province
         5.125%, 11/14/16                                 5,330           5,570
   Republic of Italy
         5.375%, 06/15/33                                 4,872           5,035
   Russian Federation (G)
         7.500%, 03/31/30                                 1,066           1,210
   United Mexican States (J)
         5.625%, 01/15/17                                 2,504           2,539
   United Mexican States MTN, Ser A
         7.500%, 04/08/33                                   218             263
         6.750%, 09/27/34                                 9,488          10,617
         5.875%, 01/15/14                                 1,645           1,709
                                                                  --------------
                                                                         34,095
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount
                                                  ($ Thousands)    Market Value
Description                                          /Contracts   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.1%
   AT&T
         6.150%, 09/15/34                         $       3,855   $       3,861
         5.100%, 09/15/14                                 7,790           7,694
   America Movil
         6.375%, 03/01/35                                 1,549           1,562
         6.125%, 11/15/37                                 1,410           1,377
         5.625%, 11/15/17                                 2,350           2,316
   BellSouth
         4.750%, 11/15/12                                   190             189
   BellSouth Telecommunications
         7.000%, 12/01/95                                 2,415           2,501
   British Telecom PLC
         8.375%, 12/15/10                                 1,310           1,437
   Deutsche Telekom International
      Finance
         5.750%, 03/23/16                                 2,175           2,186
   Embarq (J)
         7.995%, 06/01/36                                 1,646           1,740
   France Telecom
         8.500%, 03/01/08                                 1,070           1,418
         7.750%, 03/01/11                                 1,695           1,842
   Koninklijke
         8.000%, 10/01/10                                 5,100           5,461
   New Cingular Wireless Services
         8.125%, 05/01/12                                 1,255           1,410
   Qwest
         7.500%, 10/01/14                                 4,835           4,895
   Rogers Communications
         6.375%, 03/01/14                                 3,835           3,975
   Sprint Capital
         8.750%, 03/15/32                                   910             989
         8.375%, 03/15/12                                 5,300           5,682
         6.900%, 05/01/19                                   120             118
         6.125%, 11/15/08                                 2,950           2,946
   Sprint Nextel
         6.000%, 12/01/16                                 2,136           2,034
   Telecom Italia Capital
         5.250%, 11/15/13                                   580             572
         5.250%, 10/01/15                                   370             360
         4.950%, 09/30/14                                 1,320           1,271
   Telefonica Emisiones
         6.221%, 07/03/17                                   945             983
         5.984%, 06/20/11                                 5,275           5,430
   Verizon Communications
         7.375%, 09/01/12                                 1,730           1,916
         6.875%, 06/15/12                                   465             504
   Vodafone Group PLC
         5.625%, 02/27/17                                 2,470           2,471
                                                                  --------------
                                                                         69,140
                                                                  --------------


--------------------------------------------------------------------------------
144     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 1.3%
   Allegheny Energy Supply (C) (J)
         8.250%, 04/15/12                         $       1,765   $       1,893
   Arizona Public Services
         8.000%, 12/30/15                                   758             870
   CMS Energy
         6.550%, 07/17/17                                 1,475           1,432
   Cogentrix Energy (C)
         8.750%, 10/15/08                                 6,200           6,205
   Commonwealth Edison
         6.150%, 09/15/17                                 2,010           2,082
         4.700%, 04/15/15                                 1,362           1,287
   Commonwealth Edison, Ser 104
         5.950%, 08/15/16                                 1,600           1,636
   Commonwealth Edison, Ser 98
         6.150%, 03/15/12                                 3,168           3,298
   DPL
         6.875%, 09/01/11                                 4,835           5,163
   Dominion Resources
         5.700%, 09/17/12                                 3,560           3,640
         4.750%, 12/15/10                                   740             740
         4.125%, 02/15/08                                   250             249
   Dominion Resources, Ser D
         5.125%, 12/15/09                                   850             854
   Duke Energy Carolinas
         5.625%, 11/30/12                                   425             444
   Empresa Nacional Electric
         8.625%, 08/01/15                                   340             393
   Exelon
         5.625%, 06/15/35                                 2,605           2,327
   FirstEnergy, Ser B
         6.450%, 11/15/11                                 3,230           3,336
   FirstEnergy, Ser C
         7.375%, 11/15/31                                 5,355           5,757
   Florida Power
         6.350%, 09/15/37                                 1,121           1,198
   Hydro-Quebec, Ser JL
         6.300%, 05/11/11                                 1,050           1,127
   Intergas Finance (C)
         6.375%, 05/14/17                                 4,853           4,252
   Midamerican Energy Holdings
         6.500%, 09/15/37                                   785             816
         6.125%, 04/01/36                                   543             541
   Nevada Power, Ser A
         8.250%, 06/01/11                                 4,305           4,754
   NiSource Finance
         6.150%, 03/01/13                                 1,304           1,373
   Northwestern
         5.875%, 11/01/14                                 1,532           1,537
   Pacific Gas & Electric
         5.800%, 03/01/37                                   840             803
         5.625%, 11/30/17                                 2,285           2,283

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pacific Gas & Electric (J)
         6.050%, 03/01/34                         $       3,275   $       3,242
   Pacificorp
         6.250%, 10/15/37                                 3,180           3,286
   Power Contract Financing (C)
         6.256%, 02/01/10                                 3,048           3,115
   Progress Energy
         6.850%, 04/15/12                                 1,710           1,839
   Public Service Colorado
         7.875%, 10/01/12                                 2,840           3,225
   Swepco Capital Trust I (F)
         5.250%, 10/01/43                                 4,465           4,496
   TXU, Ser P
         5.550%, 11/15/14                                   370             284
   TXU, Ser Q
         6.500%, 11/15/24                                   410             289
   TXU, Ser R (J)
         6.550%, 11/15/34                                 4,385           3,032
   Virginia Electric & Power
         6.350%, 11/30/37                                 1,955           1,971
         5.100%, 11/30/12                                 2,870           2,874
                                                                  --------------
                                                                         87,943
                                                                  --------------
Total Corporate Obligations
   (Cost $1,315,840) ($ Thousands)                                    1,312,944
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS-- 1.7%
   FHLB
         5.500%, 12/01/37                                 4,341           4,372
         4.625%, 10/10/12 (J)                             5,000           5,130
         4.560%, 12/07/07 (E)                             1,155           1,154
         4.500%, 12/01/37                                12,117          11,816
         4.387%, 12/21/07 (B) (E)                         3,600           3,591
         4.350%, 12/26/07 (E)                             2,995           2,986
         4.264%, 12/28/07 (E)                             7,630           7,606
         4.150%, 12/07/07 (B)                            10,485          10,477
         4.120%, 12/05/07 (B)                             7,335           7,331
   FHLMC
         5.625%, 11/23/35                                 5,250           5,312
         4.759%, 12/07/07 (B)                             8,460           8,456
         4.750%, 01/18/11 (J)                             6,830           7,033
         4.380%, 12/20/07 (B) (E)                         4,670           4,659
         4.250%, 12/27/07 (B)                               735             733
   FHLMC MTN
         5.250%, 03/15/12                                 3,223           3,256
   FNMA
         7.250%, 01/15/10                                 6,400           6,859
         5.550%, 03/29/10                                 1,289           1,290
         5.400%, 03/26/12                                 1,580           1,587
         5.125%, 04/15/11                                 3,000           3,129
         4.750%, 11/19/12                                 3,217           3,318
         4.709%, 12/07/07 (B)                             2,500           2,499


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     145

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------

                                     Face Amount ($ Thousands)/    Market Value
Description                       Notional Amount ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
         4.400%, 12/12/07 (E)                     $         400   $         400
         4.140%, 12/05/07 (B)                             1,665           1,665
         1.000%, 03/17/08 (B) (E)                         8,740           8,633
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $112,572) ($ Thousands)                                        113,292
                                                                  --------------
FOREIGN BONDS -- 0.2%
   Canadian Government
         4.000%, 12/01/31                                 1,188           1,613
   Deutsche Bundesrepublik
         3.750%, 01/04/15                                 6,750           9,723
   Republic of Brazil
         6.000%, 01/17/17                                 3,105           3,172
                                                                  --------------
Total Foreign Bonds
   (Cost $13,099) ($ Thousands)                                          14,508
                                                                  --------------
PREFERRED STOCK -- 0.1%
   Aegon, 6.235% (F)                                     27,000             525
   Aegon, 6.375%                                         79,895           1,622
   Deutsche Bank Contingent
      Capital Trust II, 6.550%                           38,000             849
   Fannie Mae, 5.950%                                    13,000             306
   Fannie Mae, 7.000%                                    12,000             570
   Merrill Lynch, 5.860% (F) (J)                         63,100           1,171
   Metlife, 6.500%                                       86,821           1,975
                                                                  --------------
Total Preferred Stock
   (Cost $8,212) ($ Thousands)                                            7,018
                                                                  --------------
PURCHASED SWAPTIONS -- 0.1%
   U.S. Swaption Call, Barclays                         105,907           1,706
   U.S. Swaption Call, Barclays                          13,735           1,125
   U.S. Swaption Call, Merrill Lynch                     88,575           1,575
   U.S. Swaption Call, Merrill Lynch                     11,686           1,053
   U.S. Swaption Put, Barclays                           85,920           1,240
   U.S. Swaption Put, Barclays                           11,026             821
                                                                  --------------
Total Purchased Swaptions
   (Cost $3,055) ($ Thousands)                                            7,520
                                                                  --------------
MUNICIPAL BONDS -- 0.1%
   Michigan Tobacco Settlement
      Finance, Ser A, RB
         7.309%, 06/01/34                         $       2,510   $       2,446
   San Diego, Tobacco Settlement Asset
      Backed, RB
         7.125%, 06/01/32                                 1,427           1,400
                                                                  --------------
Total Municipal Bonds
   (Cost $3,983) ($ Thousands)                                            3,846
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 22.2%
   Evergreen Select Money
      Market Fund, Institutional Class,
      5.290%**                                        1,548,771   $       1,549
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      5.020%++**                                    174,712,250         174,712
   SEI Liquidity Fund L.P.,
      5.367%++** (K)                              1,288,808,922       1,288,809
                                                                  --------------
Total Cash Equivalents
   (Cost $1,465,070) ($ Thousands)                                    1,465,070
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 20.7%
   U.S. Treasury Bills (A) (J)
         4.625%, 02/15/17                         $      45,400          47,663
   U.S. Treasury Bonds
         8.875%, 02/15/19 (J)                             7,358          10,420
         8.750%, 08/15/20                                   430             617
         8.125%, 08/15/19 (J)                            10,595          14,386
         7.500%, 11/15/16 (J)                             2,362           2,977
         7.125%, 02/15/23 (J)                            25,842          33,669
         6.625%, 02/15/27 (J)                             5,374           6,872
         6.250%, 08/15/23 to 05/15/30 (J)                12,271          15,092
         6.125%, 11/15/27 (J)                            44,109          53,816
         5.375%, 02/15/31 (J)                             3,553           4,039
         5.000%, 05/15/37 (J)                            14,413          15,827
         4.500%, 03/31/12 to 02/15/36 (J)               152,839         159,341
         3.875%, 01/15/09 to 04/15/29 (D)                 7,859           8,728
         3.875%, 10/31/12 (J)                            56,097          57,254
         3.625%, 04/15/28 (D) (J)                        29,903          38,472
         2.375%, 01/15/17 to
            01/15/27 (D) (J)                             25,861          27,523
         2.000%, 01/15/26 (D)                               641             647
   U.S. Treasury Bonds TIPS
         3.375%, 01/15/12 (D)                               270             295
         2.500%, 07/15/16 (D) (J)                        21,812          23,421
         2.375%, 04/15/11 (A) (D) (J)                    21,943          22,881
         2.000%, 07/15/14 (D) (J)                         9,622           9,967
         1.875%, 07/15/15 (D) (J)                        34,801          35,660
         0.875%, 04/15/10 (D)                                66              66
   U.S. Treasury Notes
         5.125%, 05/15/16 (J)                            56,888          61,723
         4.875%, 10/31/08 to 02/15/12 (J)                20,069          20,505
         4.750%, 05/15/14                                 1,601           1,703
         4.750%, 01/31/12 to 02/15/37 (J)               202,524         213,785
         4.625%, 07/31/09 to 07/31/12 (J)                24,853          25,495
         4.500%, 03/31/09 to 05/15/17 (J)                41,386          42,942
         4.250%, 09/30/12 to 11/15/17 (J)                38,207          39,394
         4.125%, 08/31/12 (J)                             3,750           3,862
         4.000%, 04/15/10                                 1,370           1,400
         4.000%, 08/31/09 (J)                           113,980         115,743
         3.750%, 05/15/08 (J)                             9,730           9,750


--------------------------------------------------------------------------------
146     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                            Shares/Face Amount/    Market Value
 Description                     Notional Amounts ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
         3.625%, 05/15/13                         $       1,102   $       1,109
         3.625%, 10/31/09 (J)                            69,276          69,996
         3.500%, 11/15/09                                30,465          30,758
         3.500%, 02/15/10 (J)                            15,670          15,816
         3.375%, 11/30/12                                72,223          72,093
         3.375%, 02/15/08 (J)                            33,830          33,835
   U.S. Treasury STRIPS
         0.000%, 08/15/19 (E)                            10,176           6,101
         0.000%, 11/15/21 (E) (J)                        23,570          12,549
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $1,313,222) ($ Thousands)                                    1,368,192
                                                                  --------------

COMMERCIAL PAPER (A) -- 1.2%
FINANCIALS -- 1.2%
   BNP Paribas Finance
         4.750%, 12/17/07                                15,980          15,948
   Merrill Lynch
         4.930%, 12/20/07                                16,970          16,928
   Rabobank USA Financial
         4.620%, 12/20/07                                27,270          27,204
   Societe Generale
         4.744%, 12/17/07                                20,565          20,522
   UBS Finance
         5.771%, 12/20/07                                   110             110
         4.790%, 12/27/07                                 2,555           2,546
                                                                  --------------
Total Commercial Paper
   (Cost $83,263) ($ Thousands)                                          83,258
                                                                  --------------
CERTIFICATES OF DEPOSIT (F) -- 0.1%
   JPMorgan Chase
         8.750%, 02/28/08                                 2,751           2,721
         7.590%, 12/28/07                                 2,630           2,518
                                                                  --------------
Total Certificates of Deposit
   (Cost $5,259) ($ Thousands)                                            5,239
                                                                  --------------
LOAN PARTICIPATION -- 0.0%
   Delphi, 1st Lien
         0.000%, 12/31/07                                 1,000             995
                                                                  --------------
Total Loan Participation
   (Cost $1,006) ($ Thousands)                                              995
                                                                  --------------
EURODOLLAR -- 0.0%
   Barclays O/S Investment (F)
         5.615%, 05/01/08                                   160             130
                                                                  --------------
Total Eurodollar
   (Cost $147) ($ Thousands)                                                130
                                                                  --------------

--------------------------------------------------------------------------------
                              Shares/Face Amount ($ Thousands)/    Market Value
Description             Notional Amount ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (I) -- 6.1%
   Deutsche Bank
      4.500%, dated 11/30/07,
      to be repurchased on 12/03/07,
      repurchase price $401,350,450
      (collateralized by U.S. Government
      Obligations, ranging in par value
      $41,804,700-$51,000,000, 5.400%-
      6.000%, 02/12/12-08/18/16,
      total market value $409,224,000)            $     401,200   $     401,200
                                                                  --------------
Total Repurchase Agreement
   (Cost $401,200) ($ Thousands)                                        401,200
                                                                  --------------
Total Investments -- 138.3%
   (Cost $9,063,205) ($ Thousands)                                $   9,138,247
                                                                  ==============
WRITTEN SWAPTIONS -- (0.1)%
      U.S. Swaption Call, Barclays                      (52,000)         (2,531)
      U.S. Swaption Call, Merrill Lynch                 (44,000)         (2,411)
      U.S. Swaption Put, Barclays                       (42,000)         (1,855)
                                                                  --------------
Total Written Swaptions
   (Premiums Received $(3,050)) ($ Thousands)                            (6,797)
                                                                  --------------
WRITTEN OPTIONS -- 0.0%
     June 2008 90 Day Euro Call,
      Expires 06/19/08,
      Strike Price: $95.875*                               (216)           (277)
   June 2008 90 Day Euro Put,
      Expires 06/19/08,
      Strike Price: $95.875*                               (216)            (67)
   March 2008 90 Day Euro Call,
      Expires 03/17/08,
      Strike Price: $95.5*                                 (396)           (391)
   March 2008 90 Day Euro Call,
      Expires 03/17/08,
      Strike Price: $96*                                   (449)           (151)
   March 2008 90 Day Euro Call,
      Expires 03/18/08,
      Strike Price: $95.38*                                (218)           (266)
   March 2008 90 Day Euro Put,
      Expires 03/17/08,
      Strike Price: $95.38*                                (253)            (24)
   March 2008 U.S. Ten Year
      Treasury Call, Expires 02/22/08,
      Strike Price: $112*                                  (207)           (453)
   March 2008 U.S. Ten Year
      Treasury Call, Expires 02/22/08,
      Strike Price: $121*                                  (177)            (39)
   March 2008 U.S. Ten Year
      Treasury Put, Expires 02/22/08,
      Strike Price: $109.5*                                (454)           (142)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     147

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------
   March 2008 U.S. Ten Year
      Treasury Put, Expires 02/22/08,
      Strike Price: $113*                                  (263)  $        (197)
   March 2008 U.S. Ten Year
      Treasury Put, Expires 02/22/08,
      Strike Price: $114*                                  (177)           (174)
   November 2007 90 Day Euro Put,
      Expires 03/20/08,
      Strike Price: $95.5*                                 (459)            (77)
   November 2007 U.S. Ten Year
      Treasury Put, Expires 02/22/08,
      Strike Price: $107*                                  (326)            (31)
                                                                  --------------
Total Written Options
   (Premiums Received $(2,389)) ($ Thousands)                     $      (2,289)
                                                                  --------------

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                            UNREALIZED
                                 NUMBER OF                  APPRECIATION
 TYPE OF                         CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                       LONG (SHORT)      DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                         343       Dec-2007    $         (62)
90-Day Euro$                         460       Sep-2008              607
90-Day Euro$                        (450)      Sep-2009             (676)
90-Day Euro$                         861       Jun-2008            2,762
90-Day Euro$                       2,876       Mar-2008            5,282
3-Month Euribor                      130       Mar-2008              (53)
3-Month Euribor                      130       Jun-2008              (34)
Euro-Bond                            528       Dec-2007              946
Fed Fund 30 day                      (61)      Apr-2008             (155)
Fed Fund 30 day                      (55)      Mar-2008             (122)
Fed Fund 30 day                      (60)      May-2008             (192)
U.S. 2 Year Treasury Note            504       Mar-2008              (48)
U.S. 5 Year Treasury Note          2,494       Mar-2008              300
U.S. 10 Year Treasury Note        (1,153)      Dec-2007           (3,702)
U.S. 10 Year Treasury Note        (1,322)      Mar-2008              (81)
U.S. Long Treasury Bond                7       Dec-2007               42
U.S. Long Treasury Bond               62       Mar-2008              (26)
                                                           -------------
                                                           $       4,788
                                                           =============

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                 UNREALIZED
                   CURRENCY TO           CURRENCY TO            APPRECIATION
MATURITY             DELIVER               RECEIVE             (DEPRECIATION)
  DATE             (THOUSANDS)           (THOUSANDS)           ($ THOUSANDS)
--------------------------------------------------------------------------------
2/12/08          EUR     25,929       USD        36,973        $       (1,126)
2/12/08          GBP      9,109       USD        18,483                  (197)
2/12/08          USD     20,510       JPY     2,316,816                   568
                                                               --------------
                                                               $         (755)
                                                               ==============

A summary of outstanding swap agreements held by the Fund at November 30, 2007 is as follows:
--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                      NOTIONAL      APPRECIATION
                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                DATE      (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund delivers monthly payment of 0.1100%
   (1.330% per annum) times the notional
   amount of the ABX.HE.BBB 06-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                        05/25/46         3,799   $           (1)

Fund delivers monthly payment of 0.0270%
   (0.320% per annum) times the notional
   amount of the ABX.HE.AA 06-1 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       07/25/45        12,000              758

Fund delivers monthly payment of 0.0370%
   (0.440% per annum) times the notional
   amount of the ABX.HE.AA 06-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      05/25/46         3,900              446

Fund delivers monthly payment of 0.0370%
   (0.440% per annum) times the notional
   amount of the ABX.HE.AA 06-2 Index. Upon
   a defined credit event, Fund receives the
   notional amount and takes receipt of the
   defined deliverable obligation. (Counterparty:
   Lehman Brothers)                                       05/25/46         1,970              384

Fund receives monthly payment of 0.0090%
   (0.110% per annum) times the notional
   amount of the ABX.HE.AA 06-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Deutsche Bank)                                         05/25/46         4,100             (720)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       08/25/37         6,505           (1,468)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      08/25/37         2,650             (658)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Barclays)       08/25/37           800             (232)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      08/25/37         1,300             (444)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      08/25/38         1,300             (385)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         1,300             (362)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       01/25/38         1,975                5

Fund receives monthly payment of 0.0080%
   (0.090% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Barclays)       08/25/37         4,680             (243)


--------------------------------------------------------------------------------
148     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                       NOTIONAL     APPRECIATION
                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                DATE      (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.0080%
   (0.090% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      08/25/37         3,545   $         (173)

Fund receives monthly payment of 0.3080%
   (3.690% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         3,900             (653)

Fund receives monthly payment of 0.3080%
   (3.690% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       01/25/38         1,970             (453)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       01/25/38         1,975              (94)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       01/25/38         1,975             (215)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         2,440             (848)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         7,080           (2,675)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       01/25/38         1,300             (504)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         1,300             (519)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         1,950             (854)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         1,355             (675)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       01/25/38         1,975             (100)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   JPMorgan Chase)                                        01/25/38         4,550           (1,656)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         1,700             (908)

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                       NOTIONAL     APPRECIATION
                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                DATE      (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         1,900   $         (994)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)      01/25/38         4,720           (2,308)

Fund receives monthly payment of 0.4200%
   (5.000% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       01/25/38         7,805           (1,001)

Fund receives monthly payment of 0.4200%
   (5.000% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       01/25/38         9,400           (2,023)

Fund receives monthly payment of 0.4200%
   (5.000% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Merrill Lynch)                                         01/25/38         2,350             (496)

Fund receives monthly payment of 0.4170%
   (5.000% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                       01/25/38         2,210             (306)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   JPMorgan Chase)                                        01/25/38         2,600           (1,033)

Fund pays quarterly payment of 0.1600%
   (0.640% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Goldman Sachs)              12/20/12         5,000              103

Fund pays quarterly payment of 0.2750%
   (1.100% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the Lehman Brothers)                12/20/12         5,000              187

Fund pays quarterly payment of 0.2750%
   (1.100% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: HSBC)                       12/20/17         4,500              240

Fund pays quarterly payment of 0.0440%
   (0.175% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Citigroup)                  12/20/17         3,200              149

Fund pays quarterly payment of 0.0320%
   (0.128% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Citigroup)                  12/20/17         3,200               62

Fund pays quarterly payment of 0.4500%
   (1.800% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             09/20/12         3,600              381

Fund pays quarterly payment of 0.3500%
   (1.400% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Merrill Lynch)              09/20/12           600               66


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     149

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)
November 30, 2007

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                       NOTIONAL     APPRECIATION
                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                DATE      (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0730%
   (0.290% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Barclays)                   12/20/14        13,200   $          638

Fund pays quarterly payment of 0.4890%
   (1.955% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         1,600              217

Fund pays quarterly payment of 0.2430%
   (0.970% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         3,050              415

Fund pays quarterly payment of 1.769% (7.075%
   per annum) times the notional amount of
   Ambac Assurance. Upon a defined credit
   event, Fund will receive the notional amount
   and deliver the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                         12/20/12         2,000              160

Fund pays quarterly payment of 0.2280%
   (0.913% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         1,375              174

Fund pays quarterly payment of 0.1740%
   (0.695% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         3,300              279

Fund pays quarterly payment of 0.2230%
   (0.890% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         1,970              251

Fund pays quarterly payment of 0.0560%
   (0.225% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         3,275              575

Fund pays quarterly payment of 0.0780%
   (0.313% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         3,100              639

Fund pays quarterly payment of 0.0470%
   (0.188% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         4,000               46

Fund pays quarterly payment of 0.0470%
   (0.188% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Barclays)                   12/20/12           300                7

Fund pays quarterly payment of 0.0470%
   (0.188% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         8,725              200

Fund pays quarterly payment of 0.1160%
   (0.463% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         2,500              265

Fund pays quarterly payment of 1.063% (4.250%
   per annum) times the notional amount of
   Ambac Assurance. Upon a defined credit
   event, Fund will receive the notional amount
   and deliver the defined deliverable obligation.
   (Counterparty: Barclays)                               12/20/12         4,000              412

Fund pays quarterly payment of 0.0970%
   (0.388% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Lehman Brothers)            12/20/12           700              187

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                       NOTIONAL     APPRECIATION
                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                DATE      (THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0970%
   (0.388% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Lehman Brothers)            12/20/12         4,000   $        1,066

Fund pays quarterly payment of 0.9380%
   (3.750% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Barclays)                   12/20/12         4,000            1,043

Fund pays quarterly payment of 0.0720%
   (0.288% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         1,125              171

Fund pays quarterly payment of 0.1770%
   (0.708% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         1,400              118

Fund pays quarterly payment of 0.0570%
   (0.228% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)             12/20/12         8,500              261

Fund receives quarterly payment of 0.0675%
   (0.270% per annum) times the notional
   amount of ConocoPhillips, 4.750%, 10/15/12.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt of the
   defined deliverable obligation. (Counterparty:
   Morgan Stanley)                                        09/20/12         1,620               (3)
                                                                                   --------------
                                                                                   $      (13,099)
                                                                                   ==============

--------------------------------------------------------------------------------------------------
                                         INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------------
Pay fixed rate of 4.524% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Lehman Brothers)                        05/24/17         6,830   $          584

Pay fixed rate of 4.650% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Lehman Brothers)                        05/18/17        12,000              895

Pay fixed rate of 5.000% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Merrill Lynch)                          10/18/17         3,060              125

Pay fixed rate of 5.030% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Merrill Lynch)                          10/16/17         3,060              117

Pay fixed rate of 5.050% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Merrill Lynch)                          10/16/17         3,060              130

Pay fixed rate of 5.135% and receive floating rate,
   rate based on 3 Month LIBOR. (Counterparty:
   Lehman Brothers)                                       11/30/09         4,050               93

Receive fixed rate of 4.148% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Merrill Lynch)                          11/23/09        10,500               43

Receive fixed rate of 4.390% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: JPMorgan Chase)                         11/15/09        10,420               93

Receive fixed rate of 4.400% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Deutsche Bank)                          05/31/12        13,126              154

Receive fixed rate of 4.813% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Merrill Lynch)                          11/15/09         5,850              100

Receive fixed rate of 5.043% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Merrill Lynch)                          11/30/09         4,060               86

Receive fixed rate of 7.160% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Lehman Brothers)                        05/25/22         6,000               (5)

Receive fixed rate of 7.880% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Lehman Brothers)                        06/04/22         4,170               91

Receive fixed rate of 7.910% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Lehman Brothers)                        06/12/22         4,000               19

Receive fixed rate of 4.858% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Citigroup)                              11/15/09         5,820              171
                                                                                   --------------
                                                                                   $        2,696
                                                                                   ==============


--------------------------------------------------------------------------------
150     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $6,609,132 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A)   The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)   Treasury Inflation Index Notes

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2007. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of November 30, 2007 was $983 ($ Thousands) and represented 0.02% of Net Assets.

(I)   Tri-Party Repurchase Agreement

(J) This security or a partial position of this security is on loan at November 30, 2007 (see Note 9). The total value of securities on loan at November 30, 2007 was $1,182,434 ($ Thousands).

(K) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2007 was $1,312,034 ($ Thousands).

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FICO -- Fair Isaac Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
IO -- Interest Only - Face Amount Represents Notional Amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
PLC -- Public Limited Company
RB -- Revenue Bond
SBA -- Small Business Administration
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities
USD -- U.S. Dollar

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     151

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary       20.8%
Financials                   16.7%
Short-Term Investments       15.4%
Materials                     7.9%
Telecommunication Services    7.5%
Industrials                   7.1%
Energy                        6.7%
Asset-Backed Securities       5.1%
Health Care                   3.5%
Information Technology        3.2%
Utilities                     3.1%
Consumer Staples              2.6%
Common Stock                  0.2%
Preferred Stock               0.1%
Convertible Bonds             0.1%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 78.6%

CONSUMER DISCRETIONARY -- 23.2%
   Adelphia Communications
      (escrow security) (C)
         10.250%, 06/15/11                        $         125   $          21
         7.875%, 05/01/09                                    75              12
         7.750%, 01/15/09                                   250              39
   Adelphia Communications,
      Ser B PIK (escrow security) (C)
         9.500%, 02/15/04                                    25               4
   American Casino & Entertainment
         7.850%, 02/01/12                                    25              26
   American Greetings
         7.375%, 06/01/16                                   700             672
   Amscan Holdings
         8.750%, 05/01/14                                 1,575           1,449
   Aramark Services
         8.500%, 02/01/15                                 2,795           2,805
         8.411%, 02/22/08 (D)                               325             315
   Arvinmeritor (F)
         8.750%, 03/01/12                                 1,900           1,795
   Asbury Auto Group
         7.625%, 03/15/17                                   125             113
   Ashtead Holdings PLC (A)
         8.625%, 08/01/15                                   195              --
   Autonation (D)
         7.243%, 01/15/08                                   680             639
   Avis Budget Car Rental
         7.750%, 05/15/16                                   725             684
         7.369%, 02/15/08 (D)                               615             569
   Bausch & Lomb Optical Supplies (A)
         9.875%, 11/01/15                                   725             734

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Beazer Homes USA
         8.625%, 05/15/11                         $         275   $         209
         6.875%, 07/15/15 (F)                               725             526
         6.500%, 11/15/13 (F)                             1,300             955
   Blockbuster (F)
         9.000%, 09/01/12                                 1,075             914
   Bonten Media Acquisition PIK (A)
         9.000%, 06/01/15                                 1,400           1,239
   Boyd Gaming
         7.125%, 02/01/16                                 2,650           2,524
         6.750%, 04/15/14                                 1,275           1,214
   Broder Brothers, Ser B
         11.250%, 10/15/10                                1,200             960
   Brookstone (F)
         12.000%, 10/15/12                                  595             565
   Brown Shoe
         8.750%, 05/01/12                                 1,025           1,045
   Burlington Coat (F)
         11.125%, 04/15/14                                3,925           3,474
   CCH I Holdings LLC (F)
         11.750%, 05/15/14 (B)                              150             102
         9.920%, 04/01/14                                 1,600           1,020
   CCH I LLC (F)
         11.000%, 10/01/15                               10,732           9,337
         11.000%, 10/01/15                                  350             304
   CCH II LLC
         10.250%, 09/15/10                                2,345           2,316
   CCH II LLC, Ser B
         10.250%, 09/15/10                                   25              25
   CCO Holdings LLC
         8.750%, 11/15/13                                 2,820           2,757
   CSC Holdings
         7.875%, 12/15/07                                   175             175
         7.625%, 07/15/18                                   510             464
         7.250%, 07/15/08                                   225             226
   CSC Holdings, Ser B
         8.125%, 08/15/09                                   275             278
   Cablevision Systems, Ser B
         9.644%, 04/03/08 (D)                             1,238           1,257
         8.000%, 04/15/12                                 2,315           2,205
   Caesars Entertainment
         8.875%, 09/15/08                                   400             408
         7.875%, 03/15/10                                    75              77
   Canwest Media
         8.000%, 09/15/12                                   775             719
   Carrols
         9.000%, 01/15/13                                 1,375           1,268
   Charter Communications Holdings
      LLC (A)
         8.000%, 04/30/12                                   175             171


--------------------------------------------------------------------------------
152     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Choctaw Resort Development
      Entity (A)
         7.250%, 11/15/19                         $         962   $         919
   Cinemark (B)
         7.960%, 03/15/14                                   425             395
   Claire's Stores (A) (F)
         10.500%, 06/01/17                                7,175           4,556
         9.250%, 06/01/15                                   900             684
   Claire's Stores PIK (A) (F)
         9.625%, 06/01/15                                 2,745           2,004
   Clear Channel Communications
         4.625%, 01/15/08                                 2,300           2,296
   Community Health System
         8.875%, 07/15/15                                   250             253
   Cooper Standard Auto
         8.375%, 12/15/14                                 1,400           1,162
   Couche-Tard US
         7.500%, 12/15/13                                 2,283           2,260
   Dana (C) (F)
         7.000%, 03/15/28                                   200             146
         7.000%, 03/01/29                                 1,000             770
         6.500%, 03/15/08                                   100              73
         6.500%, 03/01/09                                   275             220
   Delphi
         7.125%, 05/01/29 (C)                               675             462
         6.550%, 06/15/06                                   450             304
         6.500%, 05/01/09 (C) (F)                         2,675           1,859
   Dex Media
         8.797%, 11/15/13 (B)                             1,625           1,491
         8.788%, 11/15/13 (B)                             2,635           2,418
         8.000%, 11/15/13                                   800             764
   Dex Media West, Ser B
         9.875%, 08/15/13                                   970           1,008
         9.875%, 08/15/13                                 3,790           3,937
         8.500%, 08/15/10                                   850             865
   DirecTV Holdings
         8.375%, 03/15/13                                 2,306           2,392
         6.375%, 06/15/15                                 5,640           5,457
   Easton-Bell Sports
         8.375%, 10/01/12                                 2,040           1,877
   Echostar DBS
         7.125%, 02/01/16                                 2,690           2,801
         7.000%, 10/01/13                                 1,770           1,832
         6.625%, 10/01/14                                 1,645           1,666
         5.750%, 10/01/08                                 1,825           1,823
   El Dorado Casino Shreveport PIK (F)
         1.973%, 08/01/12                                 1,102           1,102
   Eye Care Centers of America
         10.750%, 02/15/15                                  600             639
   Federal-Mogul
         7.750%, 07/01/06 (C) (F)                           975             799
         7.700%, 01/15/09 (F)                               200             164
         7.375%, 01/15/06 (C)                               275             226

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Federal-Mogul MTN A (C)
         8.370%, 11/15/01                         $         300   $         246
   Festival Fun Park LLC
         10.875%, 04/15/14                                2,324           2,341
   Fontainebleau Las Vegas (A) (F)
         10.250%, 06/15/15                                5,825           5,155
   Ford Motor
         8.900%, 01/15/32                                   850             663
         8.875%, 01/15/22                                    50              41
         7.450%, 07/16/31                                   976             737
         6.500%, 08/01/18 (F)                             2,245           1,687
   General Motors (F)
         8.375%, 07/15/33                                10,649           8,839
         8.250%, 07/15/23                                 4,067           3,335
         7.700%, 04/15/16                                 1,851           1,583
         7.125%, 07/15/13                                 2,025           1,762
   General Nutrition Center PIK
         10.009%, 03/15/14                                  550             522
   Goodyear Tire & Rubber
         11.000%, 03/01/11                                  840             895
         9.000%, 07/01/15                                    23              24
         8.625%, 12/01/11 (F)                               977           1,021
         7.857%, 08/15/11                                   800             816
   Great Canadian Gaming (A)
         7.250%, 02/15/15                                   275             270
   Group 1 Automotive
         8.250%, 08/15/13                                   475             468
   HCA
         9.250%, 11/15/16                                   540             559
         9.125%, 11/15/14                                   802             820
   HCA PIK
         9.625%, 11/15/16                                 6,755           7,025
   Hanesbrands, Ser B (D)
         8.784%, 12/15/07                                 3,235           3,186
   Harrah's Operating
         8.000%, 02/01/11                                   625             622
         5.500%, 07/01/10                                   100              95
   Herbst Gaming
         8.125%, 06/01/12                                   975             682
         7.000%, 11/15/14                                 1,375             907
   Hertz
         10.500%, 01/01/16                                1,350           1,397
         8.875%, 01/01/14                                 1,525           1,525
         8.875%, 01/01/14                                 1,372           1,372
   Idearc
         8.000%, 11/15/16                                 2,630           2,459
   Indianapolis Downs (A)
         11.000%, 11/01/12                                  900             877
   Inn of the Mountain Gods
         12.000%, 11/15/10                                  225             235
   Isle of Capri Casinos
         7.000%, 03/01/14                                 3,275           2,800


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     153

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Jarden
         7.500%, 05/01/17                         $       3,605   $       3,244
   Jo-Ann Stores
         7.500%, 03/01/12                                   350             308
   LBI Media (B)
         13.455%, 10/15/13                                  625             578
   LIN Television
         6.500%, 05/15/13                                 2,725           2,575
   LIN Televison, Ser B
         6.500%, 05/15/13                                 1,250           1,181
   Lamar Media
         7.250%, 01/01/13                                   500             494
         6.625%, 08/15/15                                 2,700           2,565
         6.625%, 08/15/15 (A)                               600             570
   Lamar Media, Ser B
         6.625%, 08/15/15                                   350             332
   Leslie's Poolmart
         7.750%, 02/01/13                                   525             496
   MGM Mirage
         8.375%, 02/01/11                                 1,275           1,304
         7.500%, 06/01/16                                 4,480           4,402
         6.875%, 04/01/16 (F)                             2,020           1,901
         6.750%, 04/01/13                                 1,600           1,544
         5.875%, 02/27/14                                 2,670           2,420
   Majestic Star Casino LLC
         9.500%, 10/15/10                                 2,275           2,190
   Majestic Star II LLC
         9.750%, 01/15/11                                   875             691
   Mandalay Resort Group
         9.375%, 02/15/10                                   525             542
   MediMedia USA (A)
         11.375%, 11/15/14                                  725             747
   MediaNews Group
         6.875%, 10/01/13                                   100              65
         6.375%, 04/01/14                                   150              96
   Mediacom Broadband LLC
         8.500%, 10/15/15                                 3,400           3,026
   Mediacom LLC
         9.500%, 01/15/13                                 2,970           2,762
   Michaels Stores
         11.375%, 11/01/16                                2,300           2,191
         10.000%, 11/01/14 (F)                              450             443
   Mohegan Tribal Gaming
         7.125%, 08/15/14                                    75              72
         6.875%, 02/15/15                                 1,300           1,202
         6.125%, 02/15/13                                   250             238
   NPC International
         9.500%, 05/01/14                                   175             156
   Neff (F)
         10.000%, 06/01/15                                1,600             960
   Neiman Marcus Group (F)
         10.375%, 10/15/15                                  561             596

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Neiman Marcus Group PIK
         9.000%, 10/15/15                         $       1,540   $       1,602
   Nexstar Finance
         7.000%, 01/15/14                                 1,800           1,669
   Nexstar Holdings LLC (B)
         5.081%, 04/01/13                                   585             579
   Outback Steakhouse (A)
         10.000%, 06/15/15                                3,275           2,612
   Penhall International (A)
         12.000%, 08/01/14                                  750             690
   Penn National Gaming
         6.875%, 12/01/11                                   925             923
         6.750%, 03/01/15                                 2,065           2,091
   Penske Auto Group (A)
         7.750%, 12/15/16                                 1,500           1,425
   Perry Ellis International, Ser B
         8.875%, 09/15/13                                 1,544           1,498
   Petro Stopping Centers
         9.000%, 02/15/12                                   225             234
   Phillips-Van Heusen
         8.125%, 05/01/13                                   375             382
         7.250%, 02/15/11                                    75              75
   Pokagon Gaming Authority (A)
         10.375%, 06/15/14                                  575             615
   Quebecor Media
         7.750%, 03/15/16                                 1,025             956
         7.750%, 03/15/16 (A)                             5,190           4,840
   RH Donnelley
         6.875%, 01/15/13                                   350             319
   RH Donnelley, Ser A-1
         6.875%, 01/15/13                                 1,925           1,757
   RH Donnelley, Ser A-2
         6.875%, 01/15/13                                 1,675           1,528
   RH Donnelley, Ser A-3
         8.875%, 01/15/16                                 1,275           1,205
   RH Donnellley (A)
         8.875%, 10/15/17                                 6,750           6,362
   RJ Tower (C) (F)
         12.000%, 06/01/13                                  425               9
   RSC Equipment Rental (F)
         9.500%, 12/01/14                                 3,340           3,098
   ReAble Therapeutics Financial (A)
         10.875%, 11/15/14                                2,050           1,973
   Rent-A-Center, Ser B
         7.500%, 05/01/10                                 2,575           2,446
   SGS International
         12.000%, 12/15/13                                1,650           1,633
   Sally Holdings LLC (F)
         10.500%, 11/15/16                                  405             403
         9.250%, 11/15/14                                 2,210           2,199
   Sbarro (F)
         10.375%, 02/01/15                                  200             174


--------------------------------------------------------------------------------
154     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sealy Mattress
         8.250%, 06/15/14                         $       3,525   $       3,463
   Service
         7.375%, 10/01/14 (F)                             2,038           2,018
         7.000%, 06/15/17                                 1,225           1,155
         6.750%, 04/01/15                                 1,765           1,712
   Service International
         7.625%, 10/01/18                                   827             821
         6.750%, 04/01/16                                 1,725           1,630
   Shingle Springs Tribal Group (A)
         9.375%, 06/15/15                                   675             661
   Simmons (F)
         10.694%, 12/15/14 (B)                            4,950           3,910
         7.875%, 01/15/14                                 1,200           1,122
   Sinclair Broadcast Group (A) (B)
         4.875%, 07/15/18                                   400             372
   Sinclair Television Group
         8.000%, 03/15/12                                    15              15
   Six Flags (F)
         9.625%, 06/01/14                                 1,225             888
   Sonic Automotive, Ser B
         8.625%, 08/15/13                                 2,580           2,551
   Stanadyne Holdings (B)
         9.570%, 02/15/15                                 1,500           1,170
   Stanadyne, Ser 1
         10.000%, 08/15/14                                  475             463
   Standard Pacific
         7.750%, 03/15/13 (F)                               325             214
         7.000%, 08/15/15                                    50              --
   Station Casinos
         6.875%, 03/01/16                                 3,230           2,572
         6.625%, 03/15/18                                   325             246
         6.625%, 03/15/18                                 3,450           2,613
   Steinway Musical Instruments (A)
         7.000%, 03/01/14                                 5,310           4,832
   Stewart Enterprises
         6.250%, 02/15/13                                   890             845
   Sun Media
         7.625%, 02/15/13                                 2,040           1,958
   TRW Automotive (A)
         7.000%, 03/15/14                                 3,025           2,828
   TRW Automotive (A) (F)
         7.250%, 03/15/17                                 5,230           4,851
   Tenneco (F)
         8.625%, 11/15/14                                 4,304           4,288
   Town Sports International (B)
         8.490%, 02/01/14                                 1,454           1,367
   Travelport LLC
         11.875%, 09/01/16 (F)                            3,685           3,906
         10.246%, 09/01/14 (D)                            2,044           2,003
         9.875%, 09/01/14                                   415             419
   United Components
         9.375%, 06/15/13                                   805             793

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   United Rentals North America
         7.000%, 02/15/14                         $         450   $         400
         6.500%, 02/15/12 (F)                             2,340           2,229
   Universal City Florida (D)
         9.661%, 02/01/08                                 2,823           2,851
   Univision Communications
      PIK (A) (F)
         9.750%, 03/15/15                                 3,725           3,464
   Vail Resorts
         6.750%, 02/15/14                                 3,080           3,011
   Vicorp Restaurants
         10.500%, 04/15/11                                   50              29
   Videotron
         6.875%, 01/15/14                                 4,120           3,945
   Visant Holding
         10.548%, 12/01/13 (B)                            4,880           4,490
         8.750%, 12/01/13 (F)                             1,775           1,771
   Visteon (F)
         8.250%, 08/01/10                                 1,425           1,268
         7.000%, 03/10/14                                   790             610
   WMG Acquisition
         7.375%, 04/15/14                                 3,655           3,066
   Wynn Las Vegas LLC
         6.625%, 12/01/14                                 3,014           2,924
                                                                  --------------
                                                                        320,133
                                                                  --------------

CONSUMER STAPLES -- 2.8%
   B&G Foods
         8.000%, 10/01/11                                   500             485
   Constellation Brands
         8.375%, 12/15/14                                 1,705           1,718
         7.250%, 05/15/17 (A)                             3,150           2,929
         7.250%, 09/01/16 (F)                             5,970           5,582
   Dean Foods
         7.000%, 06/01/16                                   450             398
   Del Laboratories
         9.911%, 01/28/08 (D)                               450             450
         8.000%, 02/01/12 (F)                             3,365           3,340
   Del Monte
         6.750%, 02/15/15                                 1,760           1,654
   Dole Foods
         7.250%, 06/15/10                                 1,275           1,167
   Elizabeth Arden
         7.750%, 01/15/14                                 1,425           1,393
   Fleming (C)
         10.125%, 04/01/08                                  983              49
         9.250%, 06/15/10                                   188               9
   Merisant
         9.500%, 07/15/13                                 2,075           1,650
   Merisant Worldwide (B)
         8.171%, 05/15/14                                 1,100             457


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     155

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Michael Foods
         8.000%, 11/15/13                         $       3,150   $       3,118
   NBTY
         7.125%, 10/01/15                                 2,462           2,413
   Natural Beef Pack
         10.500%, 08/01/11                                1,213           1,174
   Pantry
         7.750%, 02/15/14                                 1,875           1,734
   Rite Aid
         9.500%, 06/15/17 (A)                             4,015           3,453
         9.375%, 12/15/15 (A)                             1,475           1,276
         9.250%, 06/01/13                                 1,000             910
         8.625%, 03/01/15                                 1,000             845
         7.700%, 02/15/27                                   150             107
         7.500%, 01/15/15                                    25              23
         6.875%, 08/15/13                                   100              78
         6.875%, 12/15/28                                   350             242
   Spectrum Brands (F)
         7.375%, 02/01/15                                 2,660           1,928
   SuperValu
         7.500%, 11/15/14                                   800             826
                                                                  --------------
                                                                         39,408
                                                                  --------------

ENERGY -- 7.5%
   Allis-Chalmers Energy
         9.000%, 01/15/14                                 5,063           5,063
   Atlas Pipeline Partners
         8.125%, 12/15/15                                   350             343
   Aventine Renewable Energy
         10.000%, 04/01/17                                  700             627
   Baytex Energy
         9.625%, 07/15/10                                   525             542
   Brigham Exploration
         9.625%, 05/01/14                                 1,000             933
   Chaparral Energy
         8.875%, 02/01/17 (A)                               625             556
         8.500%, 12/01/15                                 2,238           1,981
   Chesapeake Energy
         7.750%, 01/15/15                                 2,200           2,244
         7.500%, 06/15/14                                   719             735
         7.000%, 08/15/14                                 1,851           1,851
         6.875%, 01/15/16                                 2,773           2,724
         6.500%, 08/15/17                                   745             715
   Cimarex Energy
         7.125%, 05/01/17                                 2,250           2,205
   Colorado Interstate Gas
         6.800%, 11/15/15                                   125             132
         5.950%, 03/15/15                                   250             251
   Compagnie Generale de Geophysique
         7.750%, 05/15/17                                   250             251
         7.500%, 05/15/15                                 1,225           1,234

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Compton Pet Finance
         7.625%, 12/01/13                         $         350   $         327
   Comstock Resources
         6.875%, 03/01/12                                    50              47
   Connacher Oil & Gas (A)
         10.250%, 12/15/15                                1,375           1,375
   Denbury Resources
         7.500%, 04/01/13                                 3,465           3,526
         7.500%, 12/15/15                                 2,415           2,445
   Dynegy Holdings
         8.375%, 05/01/16                                   675             649
         7.750%, 06/01/19                                   400             360
         7.750%, 06/01/19 (A)                             6,550           5,895
         7.500%, 06/01/15                                   550             506
         7.500%, 06/01/15 (A)                             1,445           1,329
   El Paso
         7.420%, 02/15/37                                   900             855
         7.000%, 06/15/17 (F)                             1,675           1,679
   El Paso MTN
         8.050%, 10/15/30                                   150             154
         7.800%, 08/01/31                                 1,450           1,449
         7.750%, 01/15/32 (F)                             1,750           1,748
   El Paso Performance-Linked Trust (A)
         7.750%, 07/15/11                                   450             471
   Encore Acquisition
         7.250%, 12/01/17                                   850             810
         6.000%, 07/15/15                                   600             540
   Energy Partners
         10.368%, 01/15/08 (D)                              425             412
         9.750%, 04/15/14                                 1,425           1,361
   Forest Oil
         8.000%, 06/15/08                                   180             181
         8.000%, 12/15/11                                 1,825           1,889
         7.250%, 06/15/19 (A)                               525             520
   Frigstad Discoverer (A)
         11.500%, 02/21/12                                  900             961
   Frontier Oil
         6.625%, 10/01/11                                   825             819
   Hilcorp Energy (A)
         9.000%, 06/01/16                                   750             765
         7.750%, 11/01/15 (F)                             4,275           4,136
   Holly Energy Partners LP
         6.250%, 03/01/15                                 1,200           1,107
   Inergy LP
         6.875%, 12/15/14                                   300             290
   Key Energy Services (A)
         8.375%, 12/01/14                                   650             652
   MarkWest Energy, Ser B
         8.500%, 07/15/16                                 2,325           2,331
         6.875%, 11/01/14                                 1,500           1,414
   McMoRan Exploration
         11.875%, 11/15/14                                  150             150


--------------------------------------------------------------------------------
156     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Newfield Exploration
         6.625%, 04/15/16                         $       1,730   $       1,695
   Northwest Pipeline
         7.000%, 06/15/16                                   225             244
         5.950%, 04/15/17                                   275             281
   OPTI Canada (A)
         8.250%, 12/15/14                                 2,350           2,315
         7.875%, 12/15/14                                   910             887
   PHI
         7.125%, 04/15/13                                   125             121
   Pacific Energy Partner
         7.125%, 06/15/14                                   200             209
         6.250%, 09/15/15                                   100             101
   Parker Drilling
         9.625%, 10/01/13                                   639             681
   Peabody Energy
         7.375%, 11/01/16                                 1,140           1,168
   Peabody Energy, Ser B
         6.875%, 03/15/13                                 2,500           2,506
   PetroProd
         10.850%, 05/24/13                                  900             891
   Petrohawk Energy
         9.125%, 07/15/13                                 2,520           2,646
   Plains Exploration
         7.750%, 06/15/15                                   875             866
         7.000%, 03/15/17                                   850             808
   Pride International
         7.375%, 07/15/14                                 1,391           1,426
   Quicksilver Resources
         7.125%, 04/01/16                                 1,225           1,182
   Range Resources
         6.375%, 03/15/15                                   350             341
   SESI LLC
         6.875%, 06/01/14                                   950             917
   Sabine Pass LNG L.P.
         7.500%, 11/30/16                                 1,920           1,814
         7.250%, 11/30/13                                 1,550           1,492
   Southern Natural Gas
         7.350%, 02/15/31                                   375             403
   Swift Energy
         7.625%, 07/15/11                                 3,100           3,100
   Tesoro
         6.625%, 11/01/15                                 1,655           1,638
         6.500%, 06/01/17 (A)                             1,175           1,160
   Transcontinental Gas Pipe
         6.400%, 04/15/16                                   150             157
   United Refining
         10.500%, 08/15/12                                  850             867
   Veneco
         8.750%, 12/15/11                                 2,525           2,506
   VeraSun Energy (A)
         9.375%, 06/01/17                                   475             390
   Whiting Petroleum
         7.000%, 02/01/14                                 1,030             999

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Williams
         8.125%, 03/15/12 (F)                     $         505   $         550
         7.750%, 06/15/31                                 1,045           1,155
         6.375%, 10/01/10 (A)                               725             735
   Williams Partners LP
         7.250%, 02/01/17                                 3,285           3,367
                                                                  --------------
                                                                        103,158
                                                                  --------------

FINANCIALS -- 8.9%
   AAC Group Holding (B) (F)
         2.532%, 10/01/12                                 1,080             929
   AAC Group Holding PIK
         12.750%, 10/01/12                                  825             775
   ACE Cash Express (A)
         10.250%, 10/01/14                                  675             670
   ALH Finance LLC
         8.500%, 01/15/13                                 3,375           3,172
   Alamosa Delaware
         8.500%, 01/31/12                                 1,665           1,724
   Algoma Acquisition (A)
         9.875%, 06/15/15                                   750             600
   Alliant Holdings (A)
         11.000%, 05/01/15                                1,925           1,829
   American Real Estate (A)
         7.125%, 02/15/13                                 4,300           4,020
   Armstrong World (C) (F)
         7.450%, 05/15/29                                   525               3
   Ashtead Capital (A) (F)
         9.000%, 08/15/16                                 2,159           1,900
   Biomet (A)
         11.625%, 10/15/17                                  100              99
         10.000%, 10/15/17                                  375             379
   Biomet PIK (A)
         10.375%, 10/15/17                                3,705           3,686
   Cardtronics
         9.250%, 08/15/13                                   150             144
         9.250%, 08/15/13 (A)                               350             336
   Deluxe
         7.375%, 06/01/15                                   200             199
   FMC Finance III (A)
         6.875%, 07/15/17                                 1,910           1,872
   FTI Consulting
         7.750%, 10/01/16                                   175             182
         7.625%, 06/15/13                                   425             434
   Felcor Lodging LP+
         8.500%, 06/01/11                                   245             258
         7.260%, 04/30/08 (D)                               200             198
   Ford Motor Credit LLC
         9.750%, 09/15/10 (F)                               812             789
         9.693%, 01/17/08 (D)                             3,340           3,307
         8.000%, 12/15/16                                 5,375           4,703
         7.993%, 01/13/08 (D)                               275             240
         7.800%, 06/01/12                                 4,500           4,011


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     157

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
         7.375%, 10/28/09                         $         600   $         568
         7.375%, 02/01/11                                   650             593
         7.250%, 10/25/11                                 1,965           1,774
         7.000%, 10/01/13                                 4,562           3,984
         6.813%, 01/18/08 (D)                               680             639
   GMAC LLC
         8.000%, 11/01/31                                 1,418           1,203
         7.821%, 12/25/07 (D)                               622             510
         7.750%, 01/19/10                                   175             166
         7.250%, 03/02/11                                   925             819
         7.000%, 02/01/12                                   100              87
         6.875%, 09/15/11                                 3,375           2,949
         6.875%, 08/28/12                                 5,355           4,553
         6.750%, 12/01/14                                 7,565           6,223
         6.625%, 05/15/12                                 1,325           1,123
         6.000%, 12/15/11                                   250             212
   HUB International Holdings (A)
         9.000%, 12/15/14                                 2,430           2,187
   Hawker Beechcraft Acquisition (A) (F)
         9.750%, 04/01/17                                   950             961
   Hawker Beechcraft Acquisition PIK (A)
         8.875%, 04/01/15                                    25              25
   Hellas II (A) (D)
         10.993%, 12/21/07                                2,100           2,163
   Hexion US Fin/Nova Scotia
         9.750%, 11/15/14                                 2,500           2,687
         9.369%, 02/15/08 (D)                               750             765
   Host Hotels & Resorts LP+
         6.875%, 11/01/14                                 1,385           1,375
   Host Marriott LP+
         7.125%, 11/01/13                                   735             737
   Host Marriott LP, Ser M+
         7.000%, 08/15/12                                   375             375
   Host Marriott LP, Ser O+
         6.375%, 03/15/15                                   575             562
   Host Marriott LP, Ser Q+
         6.750%, 06/01/16                                 1,905           1,891
   Ipayment
         9.750%, 05/15/14                                 1,100           1,051
   KAR Holdings (A)
         10.000%, 05/01/15                                2,500           2,269
         9.356%, 05/01/14 (D)                               800             728
         8.750%, 05/01/14                                 2,580           2,386
   Marlin Water Trust II (A) (C)
         6.310%, 07/15/03                                 4,000             310
   NSG Holdings LLC (A)
         7.750%, 12/15/25                                   450             444
   Nielsen Finance LLC
         12.500%, 08/01/16 (B)                              500             346
         10.000%, 08/01/14                                3,375           3,434
   Nuveen Investments (A)
         10.500%, 11/15/15                                5,660           5,589

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Omega Healthcare Investors+
         7.000%, 01/15/16                         $         825   $         817
   PNA Intermediate Holding PIK (A)
         11.869%, 02/15/08                                  475             437
   PXRE Capital Trust I
         8.850%, 02/01/27                                 1,400           1,400
   Petroplus Finance
         7.000%, 05/01/17                                   500             456
         7.000%, 05/01/17 (A)                             3,690           3,395
         6.750%, 05/01/14                                 1,500           1,413
         6.750%, 05/01/14 (A)                             1,455           1,353
   Pinnacle Foods Finance LLC (A)
         10.625%, 04/01/17                                2,100           1,848
         9.250%, 04/01/15                                   850             769
   Realogy (A)
         12.375%, 04/15/15                                  150              98
         10.500%, 04/15/14 (F)                            1,000             753
   Regency Energy Partners
         8.375%, 12/15/13                                   520             543
   Residential Capital LLC
         7.875%, 06/30/10                                   200             133
         7.125%, 11/21/08                                 1,625           1,267
   Residential Capital LLC (D) (F)
         6.224%, 06/09/08                                 1,525           1,281
   Rouse LP+ (A)
         6.750%, 05/01/13                                   700             653
   SLM MTN (D) (G)
         4.660%, 12/17/07                                 3,073           3,073
   Senior Housing Properties Trust+
         7.875%, 04/15/15                                   645             674
   Snoqualmie Enterprises Authority (A)
         9.125%, 02/01/15                                 1,350           1,299
         9.063%, 02/01/08 (D)                               275             263
   Tenneco (A)
         8.125%, 11/15/15                                 1,045           1,043
   Trains HY, Ser 2006-1 (A)
         7.548%, 05/01/16                                 3,041           2,936
   Trustreet Properties+
         7.500%, 04/01/15                                   925           1,018
   Universal City Development
         11.750%, 04/01/10                                1,350           1,397
   Ventas Realty L.P.+
         7.125%, 06/01/15                                   500             498
         6.750%, 04/01/17                                   775             765
         6.625%, 10/15/14                                   375             370
   Yankee Acquisition, Ser B
         9.750%, 02/15/17                                    50              46
         8.500%, 02/15/15                                   825             763
                                                                  --------------
                                                                        122,908
                                                                  --------------
HEALTH CARE -- 3.9%
   Advanced Mecial Optics
         7.500%, 05/01/17                                 2,875           2,616


--------------------------------------------------------------------------------
158     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bio-Rad Laboratories
         7.500%, 08/15/13                         $         175   $         176
         6.125%, 12/15/14                                   775             748
   CRC Health
         10.750%, 02/01/16                                1,925           2,021
   Community Health Systems (A)
         8.875%, 07/15/15                                 3,885           3,924
   Cooper
         7.125%, 02/15/15                                 3,190           3,110
   Fresenius Medical Capital Trust II
         7.875%, 02/01/08                                 1,076           1,076
   Fresenius Medical Capital Trust IV
         7.875%, 06/15/11                                 2,620           2,705
   HCA
         9.250%, 11/15/16 (A)                            11,583          11,988
         8.750%, 09/01/10                                   480             481
         6.750%, 07/15/13                                   555             488
         6.500%, 02/15/16                                   300             250
   MedCath Holdings (F)
         9.875%, 07/15/12                                 1,055           1,103
   NMH Holdings PIK (A)
         12.819%, 12/15/07                                  650             627
   Norcross Safety Products, Ser B
         9.875%, 08/15/11                                 1,225           1,262
   Psychiatric Solutions
         7.750%, 07/15/15                                 2,125           2,072
   ReAble Therapeutics
         11.750%, 11/15/14                                  575             526
   Res-Care
         7.750%, 10/15/13                                   625             619
   Select Medical
         11.259%, 03/29/08 (D) (F)                          675             574
         7.625%, 02/01/15                                 1,100             935
   Spheris
         11.000%, 12/15/12                                1,400           1,316
   Sun Healthcare
         9.125%, 04/15/15                                   375             376
   Surgical Care Affiliates PIK (A)
         8.875%, 07/15/15                                   900             824
   Tenet Healthcare
         9.875%, 07/01/14                                   150             141
         9.250%, 02/01/15 (F)                             4,965           4,580
   US Oncology
         10.750%, 08/15/14                                3,714           3,640
         9.000%, 08/15/12                                   650             640
   United Surgical Partners (F)
         8.875%, 05/01/17                                 1,445           1,409
   United Surgical Partners PIK
         9.250%, 05/01/17                                 3,015           2,902
   Universal Hospital Services (A) (D)
         8.759%, 12/01/07                                   200             197
   Universal Hospital Services PIK (A)
         8.500%, 06/01/15                                   275             275
                                                                  --------------
                                                                         53,601
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.9%
   ACCO Brands
         7.625%, 08/15/15                         $       4,315   $       3,862
   ACIH (A) (B) (F)
         13.946%, 12/15/12                                  900             531
   AGY Holding (A)
         11.000%, 11/15/14                                  800             772
   Actuant (A)
         6.875%, 06/15/17                                 2,000           1,950
   Ahern Rentals
         9.250%, 08/15/13                                 1,725           1,475
   Ainsworth Lumber
         7.250%, 10/01/12                                   275             162
         6.750%, 03/15/14 (F)                               900             522
   Aleris International
         10.000%, 12/15/16                                1,775           1,491
   Aleris International PIK
         9.000%, 12/15/14                                    75              65
   Alliant Techsystems
         6.750%, 04/01/16                                   425             421
   Allied Waste North America
         7.250%, 03/15/15                                   345             343
         6.125%, 02/15/14 (F)                             1,945           1,872
   Allied Waste North America,
      Ser B (F)
         7.375%, 04/15/14                                   650             652
         7.125%, 05/15/16                                   595             594
   Allison Transmission (A) (F)
         11.000%, 11/01/15                                1,200           1,155
   Allison Transmission PIK (A) (F)
         11.250%, 11/01/15                                  900             839
   Altos Hornos de Mexico, Ser A (C)
         11.375%, 04/30/02                                  525             382
   Altos Hornos de Mexico, Ser B (C)
         11.875%, 04/30/04                                  975             709
   American Airlines, Ser 01-1 (F)
         7.379%, 05/23/16                                   117             109
   American Axle & Manufacturing
         7.875%, 03/01/17                                 1,450           1,341
   American Railcar Industries
         7.500%, 03/01/14                                   325             309
   Ames True Temper
         10.000%, 07/15/12 (F)                            1,245             815
         9.243%, 01/15/08 (D)                             1,220           1,141
   Associated Materials (B) (F)
         15.343%, 03/01/14                                  600             390
   Baker & Taylor (A)
         11.500%, 07/01/13                                  925             925
   Baldor Electric
         8.625%, 02/15/17                                   925             948
   Basell (A) (F)
         8.375%, 08/15/15                                 1,325           1,116
   Belden
         7.000%, 03/15/17                                   175             172


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     159

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Buffalo Thunder Development
      Authority (A) (F)
         9.375%, 12/15/14                         $       2,100   $       1,890
   Buhrmann US
         8.250%, 07/01/14                                 1,650           1,576
         7.875%, 03/01/15                                   600             566
   Chart Industries
         9.125%, 10/15/15                                   325             336
   Cornell
         10.750%, 07/01/12                                  475             507
   Corrections Corp of America
         7.500%, 05/01/11                                 1,000           1,012
         6.750%, 01/31/14                                   785             788
         6.250%, 03/15/13                                 2,838           2,803
   D.R. Horton
         5.625%, 09/15/14                                 1,035             875
   DRS Technologies
         7.625%, 02/01/18                                   925             941
         6.875%, 11/01/13                                   300             296
         6.625%, 02/01/16                                   775             763
   Delta Air Lines, Ser 2002-1 (C) (F)
         8.300%, 12/15/29                                   850              57
   Delta Air Lines, Ser 2002-1, Cl C (F)
         7.779%, 01/02/12                                   769             754
   ESCO (A)
         9.569%, 12/15/07 (D)                               125             124
         8.625%, 12/15/13                                   705             709
   Education Management LLC (F)
         10.250%, 06/01/16                                2,450           2,499
   General Cable
         7.125%, 04/01/17                                   410             404
   Goodman Global Holdings
         7.875%, 12/15/12                                 4,555           4,669
   Goodman Global Holdings, Ser B (D)
         8.498%, 12/15/07                                 1,390           1,388
   Graftech Finance
         10.250%, 02/15/12                                  782             805
   Gulfmark Offshore
         7.750%, 07/15/14                                 1,304           1,317
   Indalex Holding, Ser B
         11.500%, 02/01/14                                  526             480
   Interface
         9.500%, 02/01/14                                   275             286
   Interline Brands
         8.125%, 06/15/14                                 1,370           1,349
   Iron Mountain
         8.750%, 07/15/18 (F)                               565             590
         8.625%, 04/01/13                                   613             618
         7.750%, 01/15/15                                 2,550           2,563
         6.625%, 01/01/16 (F)                             5,480           5,172
   J.B. Poindexter (F)
         8.750%, 03/15/14                                   400             332

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   K. Hovnanian Enterprises
         8.625%, 01/15/17 (F)                     $       1,825   $       1,341
         7.500%, 05/15/16                                   525             378
         6.250%, 01/15/16                                   325             226
   L-3 Communications
         6.125%, 07/15/13                                   685             671
         5.875%, 01/15/15 (F)                             3,377           3,242
   L-3 Communications, Ser B
         6.375%, 10/15/15                                 3,456           3,421
   Language Line
         11.125%, 06/15/12                                1,875           1,959
   MAAX (F)
         9.750%, 06/15/12                                   300              78
   Meritage Homes
         7.000%, 05/01/14                                   500             383
   Millar Western Forest
         7.750%, 11/15/13                                   257             191
   Mobile Mini
         6.875%, 05/01/15                                   800             724
   Mobile Services Group (A)
         9.750%, 08/01/14                                   425             387
   Mueller Water Products
         7.375%, 06/01/17                                 1,050             932
   NCL
         10.625%, 01/15/08                                  475             477
   NTK Holdings (F)
         5.653%, 03/01/14                                   850             502
   Nebraska Book
         8.625%, 03/15/12                                   250             243
   Noble Group (A)
         6.625%, 03/17/15                                   475             441
   Nortek
         8.500%, 09/01/14                                   925             749
   Northwest Airlines (C)
         10.000%, 02/01/09                                  175               7
         8.875%, 06/01/06 (F)                             1,500              58
         7.875%, 03/15/08                                   175               7
         7.625%, 11/15/23                                 1,175              44
   Park-Ohio Industries
         8.375%, 11/15/14                                   775             671
   Ply Gem
         9.000%, 02/15/12                                   650             517
   Propex Fabrics
         10.000%, 12/01/12                                  200              94
   Quality Distributors
         9.000%, 11/15/10                                   800             736
   Quebecor World Capital (A)
         8.750%, 03/15/16                                 3,760           2,829
   RBS Global & Rexnord
         11.750%, 08/01/16 (F)                              450             450
         9.500%, 08/01/14                                   550             545
         8.875%, 09/01/16                                 2,090           2,027


--------------------------------------------------------------------------------
160     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rainbow National Services LLC (A)
         10.375%, 09/01/14                        $         308   $         333
         8.750%, 09/01/12                                 1,210           1,234
   Saint Acquisition (A) (F)
         12.500%, 05/15/17                                2,150           1,139
   Stallion Oilfield Services (A)
         9.750%, 02/01/15                                 3,000           2,760
   Sunstate Equipment (A)
         10.500%, 04/01/13                                  730             679
   Superior Essex Com & Essex Group
         9.000%, 04/15/12                                   600             581
   Terex
         8.000%, 11/15/17                                 6,265           6,296
         7.375%, 01/15/14                                   830             834
   Titan International
         8.000%, 01/15/12                                 2,640           2,640
   Transdigm
         7.750%, 07/15/14                                 1,350           1,363
   Tube City IMS
         9.750%, 02/01/15                                   750             713
   UCI Holdco PIK (A)
         0.488%, 12/15/07                                   695             678
   United Air Lines (C)
         9.125%, 01/15/12                                   625               5
   United Air Lines, Ser 95A1 (C)
         9.020%, 04/19/12                                   739             414
   United Air Lines, Ser A
         10.670%, 05/01/04                                  325               2
   Vanguard Health Holdings I (B)
         8.680%, 10/01/15                                   225             165
   Vanguard Health Holdings II (F)
         9.000%, 10/01/14                                 1,700           1,611
   Visant
         7.625%, 10/01/12                                   510             510
   Wimar Opco LLC (A)
         9.625%, 12/15/14                                 1,400             977
                                                                  --------------
                                                                        108,796
                                                                  --------------

INFORMATION TECHNOLOGY -- 3.6%
   Activant Solution
         9.500%, 05/01/16                                 1,900           1,629
   Advanced Micro Devices (F)
         7.750%, 11/01/12                                 1,085           1,001
   Amkor Technologies (F)
         9.250%, 06/01/16                                 1,250           1,253
   Compucom Systems (A)
         12.500%, 10/01/15                                  950             936
   First Data (A)
         9.875%, 09/24/15                                   865             805
   Flextronics International
         6.250%, 11/15/14                                 1,400           1,332

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Freescale Semiconductor
         10.125%, 12/15/16 (F)                    $       5,860   $       5,025
         9.569%, 12/15/07 (D)                               250             223
         8.875%, 12/15/14                                   780             713
   Freescale Semiconductor PIK
         9.125%, 12/15/14                                 6,130           5,348
   Magnachip Semiconductor (F)
         6.875%, 12/15/11                                   425             360
   NXP Funding LLC
         9.500%, 10/15/15 (F)                             4,730           4,304
         7.993%, 01/12/08 (A) (D)                         1,000             945
         7.875%, 10/15/14                                 3,415           3,278
   Open Solutions (A)
         9.750%, 02/01/15                                 4,150           3,860
   Sanmina-SCI (F)
         8.444%, 12/15/07 (A) (D)                         2,000           1,963
         8.125%, 03/01/16                                 1,650           1,460
   Seitel
         9.750%, 02/15/14                                 1,800           1,557
   Sensata Technologies (F)
         8.000%, 05/01/14                                 2,610           2,427
   Smart Modular (D)
         10.731%, 01/01/08                                  760             798
   Sungard Data Systems
         10.250%, 08/15/15 (F)                            9,380           9,661
         9.125%, 08/15/13                                   615             626
   Viasystems
         10.500%, 01/15/11                                  375             375
                                                                  --------------
                                                                         49,879
                                                                  --------------
MATERIALS -- 8.9%
   AK Steel
         7.750%, 06/15/12                                 1,950           1,945
   Abitibi-Consolidated
         8.550%, 08/01/10                                 2,000           1,740
         8.375%, 04/01/15                                   300             225
         6.950%, 04/01/08                                   125             123
   Appleton Papers
         8.125%, 06/15/11                                   300             294
   Appleton Papers, Ser B
         9.750%, 06/15/14                                 1,075           1,052
   Arch Western Finance
         6.750%, 07/01/13                                 9,415           9,109
   Ball
         6.625%, 03/15/18                                 1,250           1,234
   Bowater
         9.500%, 10/15/12                                   475             380
         8.694%, 12/15/07 (D)                             2,575           2,266
   Bowater Canada Finance
         7.950%, 11/15/11                                   650             509


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     161

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bway
         10.000%, 10/15/10                        $         650   $         653
   CII Carbon (A)
         11.125%, 11/15/15                                  325             320
   Cascades
         7.250%, 02/15/13                                   625             587
   Catalyst Paper
         7.375%, 03/01/14                                   338             254
   Catalyst Paper, Ser D
         8.625%, 06/15/11                                 1,015             842
   Claymont Steel
         8.875%, 02/15/15                                   150             137
   Crown Americas (F)
         7.750%, 11/15/15                                 1,711           1,745
   Crown Cork & Seal
         8.000%, 04/15/23                                 1,525           1,411
   Domtar
         9.500%, 08/01/16                                   250             268
         7.125%, 08/15/15                                 1,750           1,724
   Equistar Chemical
         10.125%, 09/01/08                                  163             169
   FMG Finance (A)
         10.625%, 09/01/16                                2,995           3,444
         10.000%, 09/01/13                                  350             385
   Freeport-McMoRan Copper & Gold
         8.394%, 04/01/15 (D)                             1,200           1,221
         8.375%, 04/01/17                                 7,000           7,560
   Georgia Gulf
         7.125%, 12/15/13                                   300             239
   Georgia-Pacific
         8.125%, 05/15/11                                   950             967
         8.000%, 01/15/24 (F)                             1,225           1,155
         7.700%, 06/15/15 (F)                             1,575           1,532
         7.125%, 01/15/17 (A) (F)                         2,195           2,102
         7.000%, 01/15/15 (A)                             2,675           2,568
   Graham Packaging (F)
         9.875%, 10/15/14                                 3,490           3,202
   Huntsman International LLC
         7.875%, 11/15/14                                 1,355           1,453
   Huntsman LLC
         11.625%, 10/15/10                                  255             270
         11.500%, 07/15/12                                1,440           1,555
   INEOS Group Holdings PLC (A) (F)
         8.500%, 02/15/16                                 3,810           3,429
   Innophos
         8.875%, 08/15/14                                   500             498
   Innophos Holdings (A)
         9.500%, 04/15/12                                   700             689
   Intertape Polymer
         8.500%, 08/01/14                                   450             411
   Jefferson Smurfit
         8.250%, 10/01/12                                 2,850           2,821

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lyondell Chemical
         10.500%, 06/01/13                        $         995   $       1,065
         8.000%, 09/15/14                                   942           1,067
         6.875%, 06/15/17 (F)                             4,730           5,369
   MacDermid (A) (F)
         9.500%, 04/15/17                                 1,050             953
   Methanex
         6.000%, 08/15/15                                   175             171
   Millennium America
         7.625%, 11/15/26                                   200             178
   Momentive Performance (A)
         11.500%, 12/01/16 (F)                            3,480           3,088
         9.750%, 12/01/14                                   955             886
   Mosaic (A)
         7.625%, 12/01/16                                 2,750           2,942
         7.375%, 12/01/14                                   625             659
   Mosaic Global Holdings
         7.300%, 01/15/28                                   325             322
   Nalco
         8.875%, 11/15/13 (F)                             1,545           1,607
         7.750%, 11/15/11                                 2,430           2,454
   Neenah
         9.500%, 01/01/17                                   575             500
   Newark Group
         9.750%, 03/15/14                                   700             672
   Noranda Aluminum Acquisition PIK (A)
         11.146%, 05/15/08 (F)                            1,150             998
         8.738%, 05/18/08                                 3,060           2,632
   Novelis
         7.250%, 02/15/15                                 1,150           1,072
   Owens-Brockway Glass Container
         8.250%, 05/15/13                                 2,685           2,779
         6.750%, 12/01/14                                 1,500           1,489
   P.H. Glatfelter
         7.125%, 05/01/16                                 1,550           1,519
   PNA Group
         10.750%, 09/01/16                                2,975           2,856
   Packaging Dynamics (A)
         10.000%, 05/01/16                                1,995           1,815
   PolyOne (F)
         8.875%, 05/01/12                                 3,345           3,383
   Reichhold Industries (A)
         9.000%, 08/15/14                                 1,726           1,700
   Rock-Tenn
         5.625%, 03/15/13                                 2,200           2,040
   Rockwood Specialties Group
         7.500%, 11/15/14                                 1,470           1,455
   Solo Cup
         8.500%, 02/15/14                                 1,235           1,068
   Solutia
         11.250%, 07/15/09                                1,050           1,050
   Solutia (C) (F)
         7.375%, 10/15/27                                   525             501


--------------------------------------------------------------------------------
162     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Steel Dynamics (A)
         7.375%, 11/01/12                         $       4,285   $       4,253
   Stone Container
         8.375%, 07/01/12                                 1,655           1,618
         8.000%, 03/15/17 (F)                               475             456
   Terra Capital, Ser B
         7.000%, 02/01/17                                 2,625           2,592
   US Steel
         6.650%, 06/01/37                                   150             140
   Verso Paper Holdings LLC, Ser B (F)
         11.375%, 08/01/16                                  400             406
   Vitro
         9.125%, 02/01/17                                 2,170           2,024
                                                                  --------------
                                                                        122,267
                                                                  --------------

TELECOMMUNICATION SERVICES -- 8.4%
   American Cellular, Ser B
         10.000%, 08/01/11                                   86              90
   American Tower
         7.500%, 05/01/12                                   100             102
         7.125%, 10/15/12                                 1,781           1,808
   Centennial Communications
         10.981%, 01/01/08 (D)                              100             102
         10.125%, 06/15/13                                2,275           2,377
         8.125%, 02/01/14                                 1,275           1,259
   Cincinnati Bell
         7.250%, 07/15/13                                 2,525           2,525
   Citizens Communications
         9.250%, 05/15/11                                   875             947
         6.625%, 03/15/15                                 1,175           1,119
         6.250%, 01/15/13                                   525             507
   Consolidated Communication
      Holdings
         9.750%, 04/01/12                                 3,203           3,283
   Cricket Communications I
         9.375%, 11/01/14 (A)                             4,075           3,790
         9.375%, 11/01/14 (F)                             4,680           4,352
   Digicel (A)
         9.250%, 09/01/12                                 2,400           2,412
   Digicel Group (A) (F)
         8.875%, 01/15/15                                 2,805           2,510
   Digicel Group PIK (A) (F)
         0.050%, 01/15/15                                 2,700           2,416
   Dobson Cellular Systems
         9.875%, 11/01/12                                 1,070           1,169
   Dobson Cellular Systems, Ser B
         8.375%, 11/01/11                                   800             858
   Dobson Communications
         9.493%, 01/15/08 (D)                               935             954
         8.875%, 10/01/13 (F)                             2,490           2,677
   Embarq
         7.082%, 06/01/16                                 1,000           1,043

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GCI
         7.250%, 02/15/14                         $       1,450   $       1,312
   Hawaiian Telecom Communications,
      Ser B (F)
         12.500%, 05/01/15                                  100             103
         9.750%, 05/01/13                                   625             609
   Insight Communications (B)
         12.250%, 02/15/11                                  400             417
   Insight Midwest
         9.750%, 10/01/09                                 1,500           1,500
   Intelsat
         9.000%, 06/15/16                                   600             609
         7.625%, 04/15/12                                   700             585
         6.500%, 11/01/13                                 2,475           1,844
   Intelsat Bermuda
         11.250%, 06/15/16 (F)                            2,065           2,137
         9.250%, 06/15/16                                 1,137           1,158
         8.886%, 02/12/08 (D)                               905             906
   Intelsat Intermediate (B)
         7.919%, 02/01/15                                 3,025           2,480
   Intelsat Sub Holding
         8.625%, 01/15/15 (F)                             1,125           1,133
         8.250%, 01/15/13                                   675             682
   Level 3 Financing
         9.250%, 11/01/14 (F)                             4,470           4,012
         9.150%, 02/15/08 (D)                               100              85
         8.750%, 02/15/17                                   675             579
   Lucent Technologies
         6.450%, 03/15/29                                   100              81
   MetroPCS Wireless
         9.250%, 11/01/14                                   950             900
         9.250%, 11/01/14 (A)                             9,190           8,708
   Nordic Telephone Holdings (A) (F)
         8.875%, 05/01/16                                 2,410           2,446
   Nortel Networks (A) (D)
         9.493%, 01/15/08                                   150             146
   Orascom Telecom Finance (A)
         7.875%, 02/08/14                                 2,275           2,093
   PAETEC Holding (A)
         9.500%, 07/15/15                                 3,061           3,038
   Primus Telecommunications (F)
         8.000%, 01/15/14                                 1,575             831
   Qwest
         8.944%, 12/15/07 (D)                             1,544           1,586
         7.875%, 09/01/11                                   600             619
         7.500%, 10/01/14                                 1,105           1,119
         7.250%, 09/15/25                                   625             600
         7.250%, 10/15/35                                 1,200           1,110
         6.500%, 06/01/17 (A)                               575             548
   Qwest Capital Funding (F)
         7.900%, 08/15/10                                 1,150           1,159


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     163

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Qwest Communications International
         8.369%, 02/11/08 (D) (F)                 $       1,236   $       1,236
         7.500%, 02/15/14                                   400             397
         7.250%, 02/15/11                                   125             124
   Qwest Communications International,
      Ser B (F)
         7.500%, 02/15/14                                 3,650           3,623
   Rogers Communications
         8.000%, 12/15/12                                   250             261
         6.375%, 03/01/14                                   175             181
   Rogers Wireless
         7.250%, 12/15/12                                   225             246
   Rural Cellular
         8.621%, 12/04/07 (A) (D)                           885             898
         8.250%, 03/15/12                                 2,215           2,298
   Securus Technologies (F)
         11.000%, 09/01/11                                  250             213
   Syniverse Technologies, Ser B
         7.750%, 08/15/13                                   125             121
   Telcordia Technologies (A) (F)
         10.000%, 03/15/13                                  750             570
   Triton
         8.500%, 06/01/13                                   900             938
   US Unwired, Ser B
         10.000%, 06/15/12                                  400             427
   Virgin Media Finance PLC
         8.750%, 04/15/14                                 2,100           2,089
   West
         11.000%, 10/15/16 (F)                               50              50
         9.500%, 10/15/14                                 4,535           4,467
   Wind Acquisition Finance (A)
         10.750%, 12/01/15                                2,425           2,619
   Windstream
         8.625%, 08/01/16                                 6,025           6,281
         8.125%, 08/01/13                                 1,010           1,039
         7.000%, 03/15/19                                 2,160           2,047
   Windstream Regatta Holdings (A)
         11.000%, 12/01/17                                1,075           1,086
   iPCS (D)
         7.036%, 02/01/08                                 1,180           1,097
   iPCS PIK
         8.161%, 05/01/14                                 2,055           1,891
                                                                  --------------
                                                                        115,634
                                                                  --------------

UTILITIES -- 3.5%
   AES
         9.375%, 09/15/10                                   750             781
         8.875%, 02/15/11                                 2,555           2,651
         8.750%, 05/15/13 (A)                               800             832
         8.000%, 10/15/17 (A)                             3,575           3,557
         7.750%, 03/01/14                                 1,125           1,105
         7.750%, 10/15/15 (A)                               335             333

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Aquila
         14.875%, 07/01/12                        $         450   $         567
   Calpine Generating (C)
         14.320%, 04/01/08                                  326             135
   Edison Mission Energy
         7.625%, 05/15/27 (A)                               950             886
         7.200%, 05/15/19 (F)                             1,575           1,504
         7.000%, 05/15/17                                 5,310           5,084
   Energy Future Holdings (A)
         10.875%, 11/01/17                                3,545           3,474
   Mirant (C)
         0.000%, 07/15/07                                   750              49
   Mirant Americas Generation LLC
         8.500%, 10/01/21                                 3,133           2,898
         8.300%, 05/01/11                                   300             299
         8.300%, 05/01/11                                 2,325           2,319
   Mirant North America LLC
         7.375%, 12/31/13                                 2,910           2,917
   NRG Energy
         7.375%, 02/01/16                                 1,955           1,916
         7.375%, 01/15/17                                 6,260           6,119
         7.250%, 02/01/14                                   605             592
   Reliant Energy (F)
         7.625%, 06/15/14                                 1,820           1,756
   Sierra Pacific Resources
         7.803%, 06/15/12                                   975           1,023
   TXU, Ser P
         5.550%, 11/15/14                                   325             250
   TXU, Ser R
         6.550%, 11/15/34                                   150             104
   Tenaska Alabama (A) (F)
         7.000%, 06/30/21                                   783             806
   Texas Competitive Electric Holdings (A)
         10.250%, 11/01/15                                4,210           4,052
         10.250%, 11/01/15                                1,905           1,810
                                                                  --------------
                                                                         47,819
                                                                  --------------
Total Corporate Obligations
   (Cost $1,131,925) ($ Thousands)                                    1,083,603
                                                                  --------------

LOAN PARTICIPATIONS -- 9.7%

FINANCIALS -- 9.7%
   Advanstar Communications, 2nd Lien
         10.320%, 11/30/14                                1,250           1,162
   Aeroflex
         8.875%, 07/29/14                                   745             700
   Affinion Holding
         11.660%, 03/01/12                                  875             822
   Affinion Holding PIK
         11.660%, 01/24/12                                2,000           1,880
         0.000%, 03/01/12                                   600             564
         0.000%, 03/01/12                                   600             564


--------------------------------------------------------------------------------
164     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Alliant Insurance Services, Ser B
         0.000%, 11/15/14                         $       1,250   $       1,200
   Allison Transmission
         0.255%, 08/07/14                                 2,685           2,492
   Allison Transmission, Ser B
         8.538%, 08/07/14                                 2,300           2,135
   Alltel Holdings
         0.000%, 05/31/15                                 2,180           2,084
   Ameritrade Holding
         7.070%, 12/31/12                                 1,440           1,395
         7.070%, 12/31/12                                   250             242
         7.070%, 12/31/12                                 1,800           1,744
   Aramark
         7.360%, 12/30/07                                 1,707           1,621
   Aramark LOC (Synthetic)
         7.360%, 01/26/14                                   120             114
   Asurion
         8.320%, 07/02/14                                 1,000             964
   Asurion, 2nd Lien
         12.036%, 07/02/15                                1,000             974
         0.683%, 07/07/15                                   433             422
         0.682%, 07/07/15                                   317             308
         0.000%, 07/07/15                                   211             206
         0.000%, 07/07/15                                   289             281
   BOC Edwards
         10.831%, 05/31/14                                  200             162
         7.081%, 05/31/14                                   150             136
   Boston Generating
         7.610%, 12/20/13                                   389             374
         7.610%, 12/21/13                                    24              23
         7.600%, 12/19/13                                 1,750           1,681
   Boston Generating, 1st Lien
         12.350%, 12/21/16                                  129             134
   Boston Generating, 2nd Lien
         9.600%, 06/21/14                                   300             300
         9.600%, 06/21/14                                   350             349
         9.570%, 06/18/14                                   500             499
         0.000%, 06/21/14                                   750             749
   Boston Generating, Synthetic
      Letter of Credit
         0.476%, 12/21/13                                    87              83
   CCFC (D)
         11.320%, 08/26/09                                2,219           2,270
   Cebridge, 2nd Lien (D)
         11.356%, 05/05/14                                2,339           2,201
   Cengage Learning Acquisitions (I)
         0.000%, 06/29/14                                   850             802
   Central Parking
         7.570%, 05/22/14                                 2,261           2,119
         0.000%, 05/22/14                                    25              24
   Central Parking Line of Credit
      (Synthetic)
         7.625%, 05/22/14                                   505             480

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Century Cable Bank, Ser B (D)
         10.250%, 06/30/09                        $           3   $          --
   Charter, 3rd Lien
         7.860%, 09/06/14                                 1,350           1,248
         7.850%, 03/01/14                                   500             462
   Claire's Stores
         8.110%, 05/29/13                                    75              66
         8.110%, 05/07/14                                     3               2
   Community Health Systems
         7.756%, 07/02/14                                 1,876           1,795
   Community Health Systems (J)
         0.000%, 07/13/14                                   124              --
   Cooper Standard (D)
         7.875%, 12/23/11                                 2,716           2,627
   Dae Aviation Holdings
         0.544%, 07/31/09                                   769             766
         0.144%, 07/31/14                                   871             858
         0.144%, 07/31/14                                   659             650
   Delta, 2nd Lien
         8.082%, 04/30/14                                   225             216
   Dresser Rand, 1st Lien
         7.860%, 05/04/14                                   350             327
         7.860%, 05/04/14                                   495             462
   Dresser Rand, 2nd Lien
         11.110%, 05/04/15                                  975             925
         11.110%, 05/04/15                                  575             545
   Dresser, 2nd Lien
         11.110%, 05/04/15                                  200             190
   Entegra PIK
         11.340%, 04/04/15                                  225             213
   Entegra PIK, 3rd Lien
         11.340%, 04/19/15                                1,000             947
         11.340%, 04/19/15                                  450             426
   Enterprise GP Holdings
         7.494%, 05/05/08                                 2,500           2,469
   First Data
         0.584%, 09/24/14                                   730             691
         0.582%, 09/24/14                                 2,185           2,069
         0.580%, 09/24/14                                   150             142
         0.433%, 09/24/14                                 1,225           1,166
         0.367%, 09/24/14                                   775             734
   Ford, 1st Lien
         8.360%, 12/12/13                                 1,100           1,024
   Georgia Pacific
         7.340%, 02/14/13                                   350             332
   Georgia Pacific, Ser B (D)
         7.485%, 02/14/13                                   424             401
   Green Valley Ranch Gaming,
      2nd Lien
         8.791%, 08/06/14                                 2,000           1,820
   HCA, Ser B
         7.614%, 11/15/14                                   995             941
         7.614%, 11/15/14                                 1,000             946


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     165

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hertz
         7.282%, 12/31/12                         $         648   $         633
         7.110%, 12/31/12                                   350             342
         0.573%, 12/31/12                                    66              65
         0.569%, 12/31/12                                   198             194
         0.000%, 12/31/12                                     8               8
   Hertz Line of Credit (Synthetic)
         7.110%, 02/08/12                                    61              59
         7.110%, 02/08/12                                    76              74
         0.691%, 02/08/12                                    91              89
   Iasis Healthcare
         10.610%, 06/15/14                                2,027           1,906
   Idearc, Ser B
         7.350%, 11/15/14                                 3,491           3,335
   Infor Global Solutions
         11.610%, 03/02/14                                1,000             940
         0.558%, 03/02/14                                   507             476
         0.558%, 03/02/14                                   245             231
         0.000%, 07/28/12                                   204             193
         0.000%, 07/28/12                                    46              43
         0.000%, 07/28/12                                   789             745
         0.000%, 03/02/14                                    48              45
   Infor Global Solutions, Delayed Draw
         0.000%, 07/28/12                                   411             395
   Insight Midwest Holdings LLC
         7.360%, 04/06/14                                   375             361
         7.000%, 04/06/14                                 1,000             963
   Intelsat Bermuda
         7.206%, 02/02/14                                 1,825           1,781
   Invernell (IM US) Holdings LLC,
      2nd Lien (I)
         0.000%, 06/26/15                                 1,000             982
   JG Wentworth, 1st Lien
         7.600%, 04/04/14                                   975             909
   KAR Holding
         7.570%, 04/20/14                                 1,225           1,153
   McKechnie Aerospace
         10.340%, 05/11/15                                  150             144
         10.340%, 05/11/15                                  250             239
         10.340%, 05/11/15                                  300             287
         7.340%, 05/11/14                                   248             237
   McKechnie Aerospace, 1st Lien
         7.360%, 05/11/14                                   175             167
         7.360%, 05/11/14                                   200             191
   Metroflag, 2nd Lien
         14.803%, 07/06/08                                  325             286
   Murray Bank, 2nd Lien (D)
         14.438%, 01/31/11                                1,471           1,501
         13.860%, 01/31/11                                  451             460
   NRG Holdings
         0.000%, 05/04/14                                 2,000              --
   New World Gaming
         0.000%, 06/18/14                                 1,300           1,176

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nielsen Finance LLC
         8.190%, 08/09/13                         $         697   $         662
   Nuveen Investments
         0.000%, 11/09/14                                   900             884
   Oshkosh Truck
         7.450%, 12/06/13                                 1,687           1,622
   PAETEC Holdings
         8.065%, 02/28/13                                   644             625
   Penhall
         12.824%, 03/28/12                                  639             639
   Pinnacle Foods
         8.099%, 04/02/14                                   998             940
   Proquest
         8.328%, 02/09/14                                   800             778
   Proquest, 2nd Lien
         11.090%, 02/09/16                                1,200           1,179
   Reader's Digest Association
         7.339%, 03/02/14                                 1,200           1,087
   Remax International (Delayed Draw)
         7.070%, 12/15/07                                   767             760
         7.070%, 12/15/07                                   967             958
   Remax International (J)
         0.000%, 12/15/07                                   267               2
   Resolute Aneth LLC, 2nd Lien
         9.510%, 06/27/13                                 1,500           1,455
   Rexnord
         12.360%, 02/20/13                                2,023           1,968
   Reynolds & Reynolds, 3rd Lien
         12.860%, 04/01/14                                2,300           2,283
         12.860%, 04/24/14                                  500             496
         12.698%, 04/01/14                                  200             198
         0.000%, 04/01/14                                   300             298
         0.000%, 04/01/14                                   900             893
         0.000%, 04/24/14                                   300             298
   Sandridge
         8.625%, 04/01/15                                 1,025           1,017
   Seminole Tribe of Florida
         6.875%, 03/05/14                                    73              71
   Seminole Tribe of Florida,
      Ser 3
         6.875%, 03/05/14                                    --              --
   Seminole Tribe of Florida,
      Ser B (J)
         0.000%, 03/05/14                                   146               3
   Simmons Holdco
         10.650%, 02/15/12                                  200             177
         10.650%, 02/15/12                                1,100             973
         10.650%, 02/15/12                                  200             177
         10.648%, 02/15/12                                1,195           1,058
   Sorenson Communications, 2nd Lien
         12.500%, 02/16/14                                1,500           1,504
         12.360%, 02/16/14                                1,250           1,253
   Surgical Care Affiliates
         7.570%, 12/29/14                                 1,500           1,365


--------------------------------------------------------------------------------
166     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   TPF Generation Holdings LLC
         9.620%, 12/15/14                         $       1,250   $       1,169
   TPF Generation Holdings LLC,
      2nd Lien
         9.610%, 12/15/14                                 1,000             935
   TXU
         0.036%, 10/10/14                                 1,800           1,761
   Texas Competitive Electric
         0.000%, 10/10/14                                 4,615           4,559
   Texas Competitive Electric
         8.622%, 10/10/14                                 2,050           2,025
         8.396%, 10/27/14                                   600             587
         0.000%, 10/10/14                                   900             880
   Town Sports International
         7.500%, 08/27/13                                   275             253
   Tropicana Entertainment
         7.850%, 12/31/11                                 1,485           1,431
   UPC Financing Partnership Term J2
         7.080%, 04/01/13                                 1,000             940
   UPC Financing Partnership Term K2
         7.080%, 12/31/13                                 1,000             940
   Univision Communications
         7.605%, 09/15/14                                 1,879           1,726
         7.570%, 03/15/14                                   940             863
         0.000%, 03/15/14                                    60               5
         0.000%, 09/15/14                                   121              10
         0.000%, 09/15/14                                   365             336
         0.000%, 09/29/14                                   972             893
         0.000%, 09/29/14                                    28              26
         0.000%, 09/29/14                                    10              10
   Univision Communications,
      Delayed Draw
         0.000%, 09/29/14                                    24              22
   VWR International, 2nd Lien
         7.860%, 06/29/14                                 2,000           1,884
   Venoco
         9.125%, 05/07/14                                   400             388
   Verint Systems
         8.090%, 05/09/14                                 2,000           1,930
   WideOpenWest Finance LLC
         7.830%, 06/18/14                                 1,000             955
   WideOpenWest Finance LLC, 2nd
      Lien
         11.610%, 06/18/15                                1,000             890
   Wind Acquisition Holdings
         12.610%, 12/21/11                                  773             767
         12.609%, 12/12/11                                2,332           2,315
         0.000%, 12/21/11                                   300             298
                                                                  --------------
Total Loan Participations
   (Cost $139,709) ($ Thousands)                                        134,751
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.7%

OTHER ASSET-BACKED SECURITIES -- 5.7%
   Ares IIIR CLO, Ser 2007-1A,
      Cl SUB (A)
         13.800%, 04/16/21                        $       5,000   $       4,000
   Ares VR CLO, Ser 2006-1A,
      Cl SUB (A)
         10.490%, 02/24/18                                3,500           2,450
   Ares XI CLO, Ser 2007-11A,
      Cl SUB (A)
         0.000%, 10/11/21                                     3           2,184
   Babson CLO, Ser 2007-2A,
      Cl INC (A)
         0.000%, 07/20/19                                 2,700           2,181
   Battalion CLO, Ser 2007-1, Cl 1A (A)
         0.000%, 07/14/22                                    18           1,487
   Capitalsource Advisors, Ser 2006-1A,
      Cl SUB (A)
         0.000%, 08/27/20                                 2,900           2,233
   Carlyle High Yield Partners,
      Ser 2006-8A, Cl N (E)
         0.000%, 05/21/21                                 3,000           2,025
   CIFC Funding, Ser 2006-I (D)
         0.000%, 10/20/20                                 2,000           1,800
   CIFC Funding, Ser 2006-II (A) (D)
         0.000%, 03/01/21                                 3,000           2,700
   CIFC Funding, Ser 2007-2A,
      Cl SUB (A)
         0.000%, 04/15/21                                 2,500           2,100
   CIFC Funding, Ser 2007-IV
         0.000%                                           3,900           3,900
   Connecticut Valley Structured Credit,
      Ser 2006-3A, Cl NOTE (A)
         10.930%, 03/23/23                                1,200             792
   Copper River, Ser 2006-1A,
      Cl INC (A)
         0.000%, 01/20/21                                 3,000           2,519
   De Meer Middle Market,
      Ser 2006-1A, Cl INC (A)
         0.000%, 10/20/18                                 1,870           1,477
   Denali Capital VII, Ser 2007-1A,
      Cl INC (A)
         10.780%, 01/22/22                                4,500           3,960
   Duane Street CLO V, Ser 2007-5A,
      Cl SN (A)
         0.000%, 10/14/21                                 3,500           3,097
   Gale Force CLO, Ser 2007-4A, Cl E (D)
         11.349%, 02/20/08                                4,200           3,784
   Gale Force CLO, Ser 2007-4A,
      Cl INC (D)
         4.949%, 08/20/21                                    60           5,220
   Gleneagles CLO, Ser AI (D)
         12.940%, 11/01/17                                    6           5,407
   Golden Tree Loan Opportunities III,
      Ser 2007-3A, Cl SUB (A)
         0.000%, 05/01/22                                 3,100           2,418


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     167

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)
November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   ING Investment Management I
      CLO (D)
         0.000%, 12/01/17                         $           2   $       1,400
   ING Investment Management II
      CLO (A) (D)
         11.120%, 08/01/20                                    5           3,600
   Lightpoint CLO, Ser 2006-4A,
      Cl IN (A)
         0.000%, 04/15/18                                 2,000           1,075
   Marathon CLO, Ser 2005-2A,
      Cl INC (A)
         11.520%, 12/20/19                                1,500           1,265
   Marlborough Street CLO,
      Ser 2007-1A, Cl INC (A)
         0.000%, 04/18/19                                 2,300           1,768
   Peritus I CDO (H)
         0.000%                                           3,000           1,050
   Peritus I CDO, Ser 2005-1A, Cl C (A)
         9.000%, 05/24/15                                10,722           8,970
   Stanfield Veyron CLO, Ser 2006-1A,
      Cl SUB
         9.060%, 07/15/18                                 2,000           1,450
   Tralee CDO, Ser 2007-1A, Cl SUB (A)
         0.000%, 04/16/22                                 2,500           2,025
                                                                  --------------
Total Asset-Backed Securities
   (Cost $83,725) ($ Thousands)                                          78,337
                                                                  --------------

COMMON STOCK -- 0.2%
   Armstrong World Industries                             6,214             265
   Core-Mark Holding                                     12,992             348
   Delta Air Lines*                                      19,510             385
   Huntsman                                               7,595             193
   Northwest Airlines*                                   58,347           1,061
   Owens Corning (F)*                                    28,431             626
   Portland General Electric                                495              13
   Time Warner Cable, Cl A (F)*                           3,177              83
   UAL (F)                                                1,091              45
                                                                  --------------
Total Common Stock
   (Cost $3,439) ($ Thousands)                                            3,019
                                                                  --------------

PREFERRED STOCK -- 0.2%
   Rockwall Investors, 0.000% (A) (D)*                3,000,000           2,250
   Rural Cellular PIK, 12.250%*                             375             481
                                                                  --------------
Total Preferred Stock
   (Cost $3,119) ($ Thousands)                                            2,731
                                                                  --------------

CONVERTIBLE BONDS -- 0.1%
   Adelphia Recovery Trust, Ser ACE-1
      (escrow security)
         0.000%, 02/15/09                                   466              --
   Flextronics CV to 64.4122
         1.000%, 08/01/10                                 1,190           1,208
   Freeport McKennen CV to 1.3605
         0.000%, 05/01/10                                     2             295

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Huntsman CV to 1.7674
         5.000%, 02/16/08                         $           1   $          28
   Mirant CV to 14.7167 (C) (F)
         2.500%, 06/15/21                                 1,950              97
                                                                  --------------
Total Convertible Bonds
   (Cost $1,573) ($ Thousands)                                            1,628
                                                                  --------------

CASH EQUIVALENTS -- 17.2%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.020%++**                               66,090,711          66,091
   SEI Liquidity Fund L.P.,
      5.367%++** (G)                                170,556,737         170,557
                                                                  --------------
Total Cash Equivalents
   (Cost $236,648) ($ Thousands)                                        236,648
                                                                  --------------
Total Investments -- 111.7%
   (Cost $1,600,138) ($ Thousands)                                $   1,540,717
                                                                  ==============

Percentages are based on Net Assets of $1,378,783 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (See Note 3).

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2007. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The reset date is reported on the Schedule of Investments is the next reset date.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) This security or a partial position of this security is on loan at November 30, 2007 (see Note 9). The total value of securities on loan at November 30, 2007 was $162,416 ($ Thousands).

(G) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2007 was $173,630 ($ Thousands).

(H) Securities considered illiquid. The total value of such securities as of November 30, 2007 was $1,050 ($ Thousands) and represented 0.08% of Net Assets.

(I)   Unsettled Position -- Interest rate will not be known until settlement.

(J)   Unfunded bank loan.

Cl -- Class
CDO -- Collateralized Debt Obligation
CLO -- Collateralized Loan Obligation
CV -- Convertible Security
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
168     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed Securities                       43.9%
Asset-Backed Securities                          30.8%
Financials                                       16.7%
U.S. Government Agency Obligations                4.5%
Short-Term Investments                            2.3%
Utilities                                         0.7%
Industrials                                       0.7%
Certificates of Deposit                           0.4%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 44.8%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 13.4%
   FHLMC
         6.500%, 08/01/29                         $         676   $         683
   FHLMC TBA
         7.000%, 01/01/33                                   387             407
   FHLMC ARM
         7.267%, 01/01/33                                   220             222
         7.100%, 12/01/07                                   469             482
         5.838%, 01/01/34                                 1,034           1,059
         5.296%, 08/01/34                                 1,227           1,253
         5.248%, 04/01/34                                   866             882
         5.130%, 04/01/34                                   826             842
         5.086%, 05/01/34                                 1,274           1,304
         4.048%, 08/01/34                                   818             838
   FHLMC CMO, Ser 2006-4, Cl WE
         4.500%, 02/25/36                                 3,050           2,746
   FHLMC CMO, Ser 2733, Cl SB
         3.823%, 12/15/07                                 3,350           2,836
   FHLMC CMO, Ser 2748, Cl ZT
         5.500%, 02/15/24                                    88              88
   FNMA
         7.000%, 04/01/34                                   398             412
   FNMA ARM
         7.136%, 01/01/33                                   264             268
         6.939%, 07/01/33                                   372             379
         6.875%, 06/01/33                                   999           1,025
         6.442%, 08/01/34                                   603             614
         6.139%, 08/01/36                                 1,761           1,795
         4.524%, 09/01/35                                 1,895           1,895
         4.482%, 05/01/35                                 2,247           2,286
         3.886%, 04/01/35                                   920             920
   FNMA CMO, Ser 2001-48, Cl PD
         6.500%, 06/25/20                                   198             199
   FNMA CMO, Ser 2003-122, Cl ZQ
         6.000%, 12/25/33                                   119             125
   FNMA CMO, Ser 2004-12, Cl ZX
         6.000%, 03/25/34                                   129             133

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2004-31, Cl MZ
         4.250%, 05/25/34                         $         116   $          89
   FNMA CMO, Ser 2004-80, Cl XZ
         5.000%, 11/25/34                                   233             191
   GNMA ARM
         6.375%, 06/20/32                                   410             416
   GNMA CMO, Ser 2003-112, Cl SG
         2.162%, 12/16/07                                   135             109
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                 1,839           1,744
                                                                  --------------
                                                                         26,242
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 31.4%
   Alliance Bancorp Trust, Ser OA1,
      Cl A1 (B)
         5.029%, 12/25/07                                 1,787           1,743
   American Home Mortgage
      Investment Trust, Ser 2007-2,
      Cl 11A1 (B)
         5.019%, 12/25/07                                 2,387           2,299
   Bayview Commercial Asset Trust,
      Ser 2006-1A, Cl M3 (A) (B)
         5.209%, 12/25/07                                 1,222           1,054
   Bayview Commercial Asset Trust,
      Ser 2007-2A, Cl A1 (A) (B)
         5.059%, 12/25/07                                 2,724           2,594
   Bayview Commercial Asset Trust,
      Ser 2007-3, Cl A1 (A) (B)
         5.029%, 12/25/07                                 2,892           2,764
   Chase Mortgage Finance,
      Ser 2007-A2, Cl 2A3 (B)
         4.243%, 11/25/33                                 1,704           1,671
   Citigroup Commercial Mortgage Trust,
      Ser 2007-C6, Cl AM (B)
         5.889%, 06/10/17                                 2,940           2,889
   Citigroup Mortgage Loan Trust,
      Ser 2003-1, Cl WA2
         6.500%, 06/25/31                                    86              87
   Citigroup Mortgage Loan Trust,
      Ser 2004-2, Cl 2A1 (A)
         6.500%, 08/25/18                                   166             167
   Countrywide Alternative Loan Trust,
      Ser 2005-16, Cl A5 (B)
         5.069%, 12/25/07                                   592             576
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 1A2 (B)
         6.333%, 12/25/07                                 1,121           1,080
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (B)
         6.333%, 12/01/07                                   662             636
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (B)
         6.033%, 12/01/07                                    89              83


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     169

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust,
      Ser 2005-51, Cl 2A2A (B)
         5.030%, 12/20/07                         $         286   $         284
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (B)
         5.070%, 12/20/07                                 2,221           2,151
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO (B)
         1.312%, 12/01/07                                 4,241             152
   Countrywide Alternative Loan Trust,
      Ser 2005-61, Cl 2A1 (B)
         5.069%, 12/25/07                                   588             571
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1 (B)
         5.059%, 12/27/07                                   861             844
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl N1 (A)
         6.000%, 09/25/46                                    72              71
   Countrywide Alternative Loan Trust,
      Ser 2006-OA12, Cl A2 (B)
         4.950%, 12/20/07                                 2,293           2,232
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         1.772%, 12/01/07                                 7,615             353
   Credit Suisse Mortgage Capital
      Securities, Ser 2007-C1, Cl AM
         5.416%, 02/15/40                                 2,940           2,817
   DSLA Mortgage Loan Trust,
      Ser 2004-AR1, Cl A2A (B)
         5.096%, 12/19/07                                   114             112
   DSLA Mortgage Loan Trust,
      Ser 2005-AR2, Cl 2A1A (B)
         4.896%, 12/19/07                                   479             468
   DSLA Mortgage Loan Trust,
      Ser 2005-AR4, Cl 2A1A (B)
         4.946%, 12/21/07                                   591             576
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl 2A1A (B)
         5.873%, 12/01/07                                 2,510           2,515
   GS Mortgage Securities,
      Ser 2006-GG8, Cl A4
         5.560%, 11/10/39                                 1,980           1,995
   GS Mortgage Securities,
      Ser 2007-GG10, Cl A4 (B)
         5.993%, 08/10/45                                 1,460           1,496
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR3, Cl 4A1 (B)
         4.999%, 12/25/07                                 2,210           2,148
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5,
      Cl AM (B)
         5.277%, 12/01/07                                 1,960           1,886

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl A4
         5.444%, 03/10/39                         $         800   $         797
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A (B)
         5.086%, 12/19/07                                   609             603
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (B)
         1.446%, 12/01/07                                 1,440              26
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (B)
         1.548%, 12/01/07                                 3,292              75
   Harborview Mortgage Loan Trust,
      Ser 2005-11, Cl 2A1A (B)
         4.996%, 12/19/07                                   831             813
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (B)
         1.339%, 12/01/07                                 3,494              63
   Harborview Mortgage Loan Trust,
      Ser 2006-1, Cl X1, IO (B)
         1.863%, 03/19/37                                 7,737             270
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl A1 (B)
         5.179%, 12/25/07                                   420             410
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (B)
         0.676%, 12/01/07                                 1,049              20
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR5, Cl 2A1B (B)
         5.189%, 12/27/07                                   310             305
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR6, Cl 6A1 (B)
         5.460%, 12/01/07                                   279             279
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR7, Cl A2 (B)
         5.219%, 12/25/07                                    94              93
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR8, Cl 2A2A (B)
         5.189%, 12/27/07                                    96              93
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR18, Cl 2A1A (B)
         5.099%, 12/25/07                                 1,472           1,433
   Inman Square Funding, Ser 2A,
      Cl I (A) (B)
         5.694%, 01/06/08                                 1,950           1,657
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16, Cl AM
         5.593%, 05/12/45                                 2,330           2,264
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7,
      Cl A4 (B)
         6.066%, 12/01/07                                   535             552


--------------------------------------------------------------------------------
170     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial
      Mortgage, Ser 2007-CB19,
      Cl A4 (B)
         5.937%, 02/12/49                         $       1,465   $       1,493
   JPMorgan Chase Commercial
      Mortgage, Ser 2007-LDPX, Cl A3
         5.420%, 01/15/49                                   460             456
   JPMorgan Mortgage Trust,
      Ser 2005-A2, Cl 9A1 (B)
         4.236%, 04/25/35                                 1,162           1,198
   Lehman XS NIM Trust,
      Ser 2006-2N, Cl A1 (A)
         7.000%, 02/27/46                                   415             414
   Master Adjustable Rate Mortgage
      Trust, Ser 2006-0A2, Cl 4A1A (B)
         5.783%, 12/01/07                                 2,305           2,243
   Master Alternative Loans Trust,
      Ser 2003-3, Cl 2A1
         8.500%, 05/25/33                                   188             190
   Master Seasoned Securities Trust,
      Ser 2005-1, Cl 4A1 (B)
         6.025%, 12/25/07                                   433             441
   Residential Accredit Loans,
      Ser 2005-Q03, Cl A1 (B)
         5.189%, 12/25/07                                 2,701           2,637
   Structured Asset Mortgage
      Investments, Ser 2006-AR1,
      Cl 3A1 (B)
         5.019%, 12/28/07                                 1,789           1,713
   Washington Mutual, Ser 2000-1,
      Cl M2 (B)
         5.933%, 12/25/07                                   532             533
   Washington Mutual, Ser 2005-AR2,
      Cl 2A21 (B)
         5.119%, 12/25/07                                   445             435
   Washington Mutual, Ser 2005-AR6,
      Cl 2AB1 (B)
         4.979%, 12/25/07                                     9               9
   Washington Mutual, Ser 2007-0A3,
      Cl 4A1 (B)
         5.703%, 12/01/07                                 1,808           1,759
                                                                  --------------
                                                                         61,588
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $88,386) ($ Thousands)                                          87,830
                                                                  --------------
ASSET-BACKED SECURITIES -- 30.1%

MORTGAGE RELATED SECURITIES -- 30.1%
   Ace Securities, Ser WF1, Cl A2C (B)
         5.129%, 12/25/07                                 2,495           2,440

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE4,
      Cl M2 (B)
         6.652%, 12/15/07                         $         800   $         744
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2005-HE6,
      Cl A2D (B)
         5.071%, 12/25/07                                 3,000           2,984
   Aviation Capital Group Trust,
      Ser 2003-2A, Cl G2 (A) (B)
         5.540%, 12/20/07                                   586             589
   BNC Mortgage Loan Trust,
      Ser 2007-2, Cl A2 (B)
         4.889%, 12/25/07                                   646             622
   Bayview Financial Acquisition Trust,
      Ser 2004-B, Cl A1 (A) (B)
         5.300%, 12/28/07                                 1,500           1,425
   Bayview Financial Acquisition Trust,
      Ser 2005-A, Cl A1 (A) (B)
         5.300%, 12/28/07                                 2,100           1,995
   Bayview Financial Revolving
      Mortgage Loan Trust, Ser 2005-E,
      Cl A1 (A) (B)
         5.300%, 12/28/07                                 2,400           2,206
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE1, Cl 1A1 (B)
         4.909%, 12/25/07                                 2,586           2,517
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE5, Cl 1A2 (B)
         4.969%, 12/25/07                                 2,300           2,091
   Carrington Mortgage Loan Trust,
      Ser 2006-NC5, ClA1 (B)
         4.839%, 12/25/07                                   924             903
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A1 (B)
         4.843%, 12/25/07                                   582             571
   Continental Airlines, Ser 2002-1,
      Cl G1 (B)
         5.319%, 02/15/08                                    84              84
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC1,
      Cl M1 (B)
         6.169%, 12/25/07                                   269             246
   Countrywide Asset-Backed
      Certificates, Ser 2005-12,
      Cl 1A1 (B)
         4.939%, 12/27/07                                   997             995
   Countrywide Asset-Backed
      Certificates, Ser 2005-13,
      Cl AF1 (B)
         4.919%, 12/27/07                                   117             116


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     171

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Equity Loan Trust,
      Ser 2005-M, Cl A2 (B)
         4.772%, 12/15/07                         $         191   $         191
   Countrywide Home Loans,
      Ser 2006-2, Cl 1A1 (B)
         5.109%, 03/25/35                                   314             307
   Credit-Based Asset Servicing,
      Ser 2005-CB5, Cl AF1 (B)
         4.929%, 12/25/07                                   194             193
   Credit-Based Asset Servicing,
      Ser 2006-CB4, Cl AV3 (B)
         4.939%, 12/25/07                                 2,750           2,553
   Credit-Based Asset Servicing,
      Ser 2007-CB2, Cl A2A (G)
         5.891%, 02/25/37                                 1,882           1,869
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF2, Cl A2C (B)
         5.099%, 12/25/07                                 1,824           1,782
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl A2D (B)
         5.009%, 12/25/07                                 2,750           2,273
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF2, Cl A2D (B)
         5.009%, 12/25/07                                 1,850           1,529
   GMAC Mortgage Loan Trust,
      Ser 2000-HE2, Cl A1 (B)
         5.229%, 12/25/07                                   630             616
   GSAMP Trust, Ser 2006-HE7,
      Cl A2A (B)
         4.829%, 12/25/07                                 1,045           1,020
   GSR Mortgage Loan Trust,
      Ser 2005-HEL1, Cl M2 (B)
         5.519%, 12/29/07                                 1,700             338
   Greenpoint Mortgage Funding Trust,
      Ser 2005-HE2, Cl A1 (B)
         4.852%, 12/15/07                                    20              20
   Home Equity Asset Trust,
      Ser 2007-2, Cl 2A4 (B)
         5.159%, 12/02/07                                 1,900           1,598
   Home Equity Asset Trust,
      Ser 2007-3, Cl 2A2 (B)
         4.969%, 12/25/07                                 2,300           2,054
   Home Equity Mortgage Trust,
      Ser 2006-1, Cl A1B (B)
         4.919%, 12/27/07                                   771             729
   Indymac Home Equity Loan Asset-
      Backed Trust, Ser 2002-A,
      Cl M1 (B)
         5.914%, 12/27/07                                   953             924
   Irwin Home Equity, Ser 2003-A,
      Cl M2 (B)
         6.939%, 12/27/07                                   342             334

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ivy Lane CDO, Ser 2006-1A,
      Cl A1 (A) (B)
         5.205%, 02/05/08                                $1,367    $      1,190
   Lehman XS Trust, Ser 2006-12N,
      Cl A1A1 (B)
         4.869%, 12/25/07                                   450             448
   Long Beach Asset Holdings,
      Ser 2006-9, Cl N1 (A)
         6.250%, 10/25/46                                   826             413
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC1, Cl A2B (B)
         4.929%, 12/27/07                                 2,703           2,660
   Mid-State Trust, Ser 2004-1, Cl B
         8.900%, 08/15/37                                   432             418
   Morgan Stanley Capital I,
      Ser 2002-HE3, Cl M1 (B)
         5.888%, 12/26/07                                 1,618           1,562
   Morgan Stanley Capital I,
      Ser 2004-NC2, Cl M2 (B)
         5.989%, 12/26/07                                 1,012             950
   NationStar NIM Trust, Ser 2007-B,
      Cl A (A)
         8.750%, 05/25/37                                   695             556
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3 (B)
         4.959%, 12/25/07                                 2,565           2,245
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV1 (B)
         4.849%, 12/25/07                                 1,637           1,603
   Nationstar Home Equity Loan Trust,
      Ser 2007-B, Cl 2AV4 (B)
         5.109%, 12/25/07                                 2,000           1,696
   Nomura Asset Acceptance,
      Ser 2006-S1, Cl A1 (A) (B)
         4.929%, 12/25/07                                   520             488
   Renaissance Home Equity Loan
      Trust, Ser 2007-1, Cl N (A)
         9.793%, 04/25/37                                   514             401
   Residential Asset Mortgage Products,
      Ser 2007-RZ1, Cl A1 (B)
         4.859%, 12/25/07                                 1,387           1,357
   Residential Funding Mortgage
      Securities, Ser 1999-HI8,
      Cl AI7 (G)
         7.970%, 11/25/29                                   266             265
   Residential Funding Mortgage
      Securities, Ser 2006-HSA2,
      Cl AI1 (B)
         4.899%, 12/27/07                                   881             873
   Saxon Asset Securities Trust,
      Ser 2005-1, Cl M1 (B)
         5.584%, 12/25/07                                 1,795           1,705


--------------------------------------------------------------------------------
172     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Soundview Home Equity Loan Trust,
      Ser 2006-1, Cl A2 (B)
         4.929%, 12/27/07                                $1,272    $      1,261
   Terwin Mortgage Trust,
      Ser 2005-14HE, Cl AF1 (B)
         4.929%, 12/27/07                                     9               9
                                                                  --------------
Total Asset-Backed Securities
   (Cost $64,505) ($ Thousands)                                          58,958
                                                                  --------------
CORPORATE OBLIGATIONS -- 15.0%

FINANCIALS -- 11.2%
   Bank of America, Ser A (A)
         8.070%, 12/31/26                                 1,667           1,734
   Barrick Gold Finance
         5.800%, 11/15/34                                   897             825
   Capital One Financial MTN (B)
         6.004%, 12/11/07                                 1,000             948
   Citigroup
         4.125%, 02/22/10                                 1,000             990
   Corestates Capital Trust I (A)
         8.000%, 12/15/26                                 1,000           1,036
   Countrywide Financial (B)
         5.128%, 02/05/08                                   200             178
   Countrywide Financial MTN (B)
         5.430%, 12/26/07                                   375             282
   Countrywide Home Loan MTN, Ser K
         4.250%, 12/19/07                                 1,100           1,089
   Credit Suisse First Boston London
      (A) (B) (E)
         0.000%, 12/24/07                                   669             649
         0.000%, 12/24/07                                   602             584
   Deutsche Bank Capital Funding
      Trust (A) (B)
         5.628%, 01/19/49                                 1,182           1,051
   Deutsche Bank Luxembourg (A)
         6.825%, 12/28/07                                   281             282
   Farmers Insurance Exchange (A)
         8.625%, 05/01/24                                   160             181
   Ford Motor Credit LLC
         6.625%, 06/16/08                                   240             236
   GMAC LLC (B)
         7.821%, 12/25/07                                   938             769
   HSBC Capital Trust II (A)
         8.380%, 05/15/27                                     9               9
   Lehman Brothers Holdings MTN (B)
         8.920%, 02/16/08                                   462             462
         5.429%, 01/18/08                                   730             688
   Lehman Brothers Holdings MTN,
      Ser H (B)
         1.427%, 05/30/08                                   528             577

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Meridian Funding (A) (B)
         5.443%, 01/06/08                                  $ 69   $          69
   Merrill Lynch MTN (B)
         8.950%, 05/18/08                                   650             625
         8.680%, 05/02/08                                   660             636
   Nationwide Mutual Insurance (A)
         7.875%, 04/01/33                                   300             358
   Popular North America
         5.200%, 12/12/07                                 1,000           1,000
   Popular North America (B)
         6.054%, 12/12/07                                   735             735
   Power Receivables Financial (A)
         6.290%, 01/01/12                                   313             328
   Security Benefit Life (A)
         7.450%, 10/01/33                                 1,500           1,579
   Simon Property Group L.P.+
         5.750%, 05/01/12                                   870             890
   Toyota Motor Credit MTN (B)
         8.000%, 04/24/08                                 1,395           1,385
   Weingarten Realty+
         8.250%, 01/22/10                                 1,350           1,458
   ZFS Finance USA Trust V (A) (B)
         6.500%, 05/09/37                                   500             455
                                                                  --------------
                                                                         22,088
                                                                  --------------
INDUSTRIALS -- 2.3%
   America West Airlines, Ser 01-1
         7.100%, 04/02/21                                   170             175
   American Airlines, Ser AMBC
         3.857%, 07/09/10                                   192             184
   Cedar Brakes II LLC (B)
         9.875%, 09/01/13                                   685             752
   Continental Airlines, Ser 99-2
         7.056%, 09/15/09                                   900             911
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                    92              91
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                                   800             806
   Northwest Airlines, Ser 1A-2
         6.841%, 04/01/11                                   500             500
   United Air Lines, Ser 2001-1
         6.201%, 09/01/08                                   384             382
   United Air Lines, Ser 2001-1, Cl A-1
         6.071%, 03/01/13                                   687             684
                                                                  --------------
                                                                          4,485
                                                                  --------------
UTILITIES -- 1.5%
   Entergy Gulf States (B)
         5.980%, 02/15/08                                   525             521
   Power Contract Financing (A)
         6.256%, 02/01/10                                   765             781


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     173

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Progress Energy Florida, Cl A (B)
         5.279%, 12/13/07                         $       1,000   $         998
   Sempra Energy (A)
         5.781%, 11/01/14                                   600             612
                                                                  --------------
                                                                          2,912
                                                                  --------------
Total Corporate Obligations
   (Cost $30,083) ($ Thousands)                                          29,485
                                                                  --------------
PREFERRED STOCK -- 0.8%

FINANCIALS -- 0.8%
   Freddie Mac, 8.375%                                   60,000           1,530
                                                                  --------------
Total Preferred Stock
   (Cost $1,500) ($ Thousands)                                            1,530
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (F) -- 3.6%
   FHLB
         4.551%, 12/07/07                                   700             699
         4.325%, 12/28/07 (C)                               600             598
   FHLMC
         4.250%, 12/27/07                                 1,000             997
   FNMA
         4.709%, 12/07/07 (C)                             3,135           3,134
         4.140%, 12/05/07 (C)                             1,600           1,600
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $7,026) ($ Thousands)                                            7,028
                                                                  --------------
COMMERCIAL PAPER (D) --2.3%

FINANCIALS -- 2.3%
   BNP Paribas Finance
         4.750%, 12/17/07                                 1,940           1,936
   Merrill Lynch
         4.930%, 12/20/07                                 2,580           2,574
                                                                  --------------
Total Commercial Paper
   (Cost $4,510) ($ Thousands)                                            4,510
                                                                  --------------
CASH EQUIVALENT -- 0.7%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.020%++*                                 1,366,835           1,367
                                                                  --------------
Total Cash Equivalent
   (Cost $1,367) ($ Thousands)                                            1,367
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (B) -- 0.4%
   JPMorgan Chase
         8.750%, 02/28/08                         $         455   $         450
         7.590%, 12/28/07                                   385             369
                                                                  --------------
Total Certificates of Deposit
   (Cost $820) ($ Thousands)                                                819
                                                                  --------------
Total Investments -- 97.7%
   (Cost $198,197) ($ Thousands)                                  $     191,527
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------

                                                                    UNREALIZED
        TYPE OF                         NUMBER OF   EXPIRATION     DEPRECIATION
        CONTRACT                        CONTRACTS      DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                     17       Mar-2008     $          (1)
                                                                  ==============

A summary of outstanding swap agreements held by the Fund at November 30, 2007, is as follows:
--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------

                                                                                    NET UNREALIZED
                                                                      NOTIONAL       APPRECIATION
                                                       EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)      ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
Fund pays monthly payment of 0.0270%
   (0.320% per annum) times the notional
   amount of the ABX.HE.AA 06-1 Index. Upon a
   defined credit event, Fund receives the
   notional amount and delivers the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     07/25/45          1,650           $    104

Fund pays monthly payment of 0.0370%
   (0.440% per annum) times the notional
   amount of the ABX.HE.AA 06-2 Index. Upon a
   defined credit event, Fund receives the
   notional amount and delivers the defined
   deliverable obligation. (Counterparty: Citigroup)    05/25/46            605                 69

Fund pays monthly payment of 0.0370%
   (0.440% per annum) times the notional
   amount of the ABX.HE.AA 06-2 Index. Upon a
   defined credit event, Fund receives the
   notional amount and delivers the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     05/25/46            305                 59

Fund receives monthly payment of 0.0080%
   (0.090% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Credit Suisse First Boston)                          08/25/37          1,225                (63)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)    08/25/37            505               (126)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)    08/25/37            200                (56)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Barclays)     08/25/37            225                (65)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)    08/25/37            200                (59)


--------------------------------------------------------------------------------
174     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------

                                                                                    NET UNREALIZED
                                                                      NOTIONAL       APPRECIATION
                                                       EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)      ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)    08/25/37            200           $    (68)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     08/25/37          1,005               (227)

Fund receives monthly payment of 0.3080%
   (3.690% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)    01/25/38            605               (101)

Fund receives monthly payment of 0.3080%
   (3.690% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     01/25/38            305                (70)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     01/25/38            205               (100)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     01/25/38            305                (33)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     01/25/38            305                (16)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     01/25/38            305                (14)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     01/25/38            305                  1

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)    01/25/38            200                (80)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)    01/25/38            300               (131)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)    01/25/38          2,015               (761)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)    01/25/38            380               (132)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   JPMorgan Chase)                                      01/25/38            200                (90)

---------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                      NOTIONAL       APPRECIATION
                                                       EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)      ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   JPMorgan Chase)                                      01/25/38            705           $   (257)

Fund receives monthly payment of 0.4200%
   (5.000% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     01/25/38          1,210               (156)

Fund receives monthly payment of 0.4200%
   (5.000% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index. Upon
   a defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     01/25/38            515                (71)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund pays the notional
   amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   JPMorgan Chase)                                      01/25/38            400               (159)

Fund pays quarterly payment of 0.2440%
   (0.978% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Citigroup)                12/20/12            235                 30

Fund pays quarterly payment of 0.0990%
   (0.398% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Lehman Brothers)          12/20/12            400                106

Fund pays quarterly payment of 0.2430%
   (0.970% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Citigroup)                12/20/12            100                 13

Fund pays quarterly payment of 0.1770%
   (0.708% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Citigroup)                12/20/12            220                 19
Fund pays quarterly payment of 0.2280%
   (0.913% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Merrill Lynch)            12/20/12            195                 25

Fund pays quarterly payment of 0.1740%
   (0.695% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Merrill Lynch)            12/20/12            500                 42

Fund pays quarterly payment of 0.2230%
   (0.890% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Merrill Lynch)            12/20/12            325                 41

Fund pays quarterly payment of 0.0970%
   (0.388% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Lehman Brothers)          12/20/12             75                 20

Fund pays quarterly payment of 0.0790%
   (0.318% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Barclays)                 12/20/12          2,850                319

Fund pays quarterly payment of 0.0460%
   (0.185% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)           12/20/12          1,300                 30


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     175

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)
November 30, 2007

---------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                      NOTIONAL       APPRECIATION
                                                       EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)      ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0470%
   (0.188% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Barclays)                 12/20/12             50           $      1

Fund pays quarterly payment of 0.1160%
   (0.463% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Merrill Lynch)            12/20/12            400                 42

Fund pays quarterly payment of 0.1060%
   (0.425% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Barclays)                 12/20/12            650                 70

Fund pays quarterly payment of 0.2420%
   (0.968% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Deutsche Bank)            12/20/12            370                 47

Fund pays quarterly payment of 0.0970%
   (0.388% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Lehman Brothers)          12/20/12            100                 27

Fund pays quarterly payment of 0.2360%
   (0.945% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Credit Suisse
   First Boston)                                        12/20/12            325                 41

Fund pays quarterly payment of 0.0730%
   (0.290% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Barclays)                 12/20/12          2,000                 97

Fund pays quarterly payment of 0.1770%
   (0.708% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: Merrill Lynch)            12/20/12            310                 26

Fund pays quarterly payment of 0.0570%
   (0.228% per annum) times the notional
   amount of Ambac Assurance. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined deliverable
   obligation. (Counterparty: JPMorgan Chase)           12/20/12          1,300                 40

Fund pays quarterly payment of 0.1970%
   (0.788% per annum) times the notional
   amount of Countrywide Financial, 4.000%,
   12/20/07. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)           12/20/07            400                 (2)

Fund receives quarterly payment of 0.1880%
   (0.750% per annum) times the notional
   amount of Countrywide Financial, 4.000%,
   12/20/07. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)           12/20/07            350                 (2)
                                                                                          --------
                                                                                          $ (1,570)
                                                                                          ========

---------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                      NOTIONAL       APPRECIATION
                                                       EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)      ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
                                       INTEREST RATE SWAPS
---------------------------------------------------------------------------------------------------
Pay fixed rate of 4.524% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Lehman Brothers)                      05/24/17          1,060           $     91
Pay fixed rate of 4.650% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Lehman Brothers)                      05/18/07          1,900                142
Pay fixed rate of 5.000% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Merrill Lynch)                        10/18/07            210                  9
Pay fixed rate of 5.030% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Merrill Lynch)                        10/16/07            210                  8

---------------------------------------------------------------------------------------------------
                                                                                    NET UNREALIZED
                                                                      NOTIONAL       APPRECIATION
                                                       EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)      ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
Pay fixed rate of 5.050% and receive floating rate,
   rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Lehman Brothers)                      10/16/07            210           $      9
Receive fixed rate of 5.001% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Salomon Brothers)                     01/04/21         35,565              1,544
Receive fixed rate of 5.064% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Citigroup)                            03/02/16         11,060                416
Receive fixed rate of 5.178% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Barclays Capital)                     01/03/17          5,615                334
Receive fixed rate of 5.183% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           11/02/20         28,025              1,206
Receive fixed rate of 5.186% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Citigroup)                            03/02/22         16,450                644
Receive fixed rate of 5.280% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Barclays Capital)                     09/05/16          3,690                196
Receive fixed rate of 5.302% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Barclays Capital)                     05/02/22          5,340                286
Receive fixed rate of 5.310% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           04/03/22         26,200              1,410
Receive fixed rate of 5.391% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           04/04/16          5,980                374
Receive fixed rate of 5.433% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Deutsche Bank)                        02/02/22         19,515              1,587
Receive fixed rate of 5.728% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           07/05/16          4,400                447
Receive fixed rate of 5.734% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           07/05/22          6,700                759
                                                                                          --------
                                                                                          $  9,462
                                                                                          ========

Percentages are based on Net Assets of $196,132 ($ Thousands).

*      Rate shown is the 7-day effective yield as of November 30, 2007.

+      Real Estate Investment Trust

++     Investments in Affiliated Security (see Note 3)

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D) The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

(E) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2007. The coupon on a step bond changes on a specified date.

ARM -- Adjustable Rate Mortgage
Cl -- Class
CDO -- Collateralized Debt Obligation
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
TBA -- To be Announced.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
176     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Extended Duration Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                      29.9%
Financials                                   24.8%
Mortgage-Backed Securities                   24.6%
Short-Term Investments                       10.9%
U.S. Government Agency Obligations            5.0%
Industrials                                   3.4%
Utilities                                     0.8%
Consumer Discretionary                        0.4%
Certificates of Deposit                       0.2%

+++   Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 30.6%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.7%
   FHLMC
         6.500%, 08/01/29                         $         585   $         591
   FHLMC ARM
         7.267%, 01/01/33                                   361             365
         5.296%, 08/01/34                                 1,854           1,893
         5.248%, 04/01/34                                 1,114           1,134
         5.130%, 04/01/34                                   964             982
         5.086%, 05/01/34                                 1,655           1,694
         4.048%, 08/01/34                                 1,099           1,127
   FHLMC CMO, Ser 2006-4, Cl WE
         4.500%, 02/25/36                                 4,000           3,601
   FHLMC CMO, Ser 2733, Cl SB (B)
         3.823%, 12/15/07                                 6,460           5,469
   FHLMC CMO, Ser 2748, Cl ZT
         5.500%, 02/15/24                                   375             374
   FHLMC CMO, Ser 3096, Cl FL (B)
         5.051%, 12/15/07                                 4,693           4,624
   FHLMC CMO, Ser 3152, Cl JF (B)
         5.101%, 12/15/07                                 4,941           4,880
   FNMA
         7.000%, 04/01/34                                   613             636
         4.350%, 12/17/07                                 4,450           4,441
   FNMA ARM
         7.136%, 01/01/33                                   428             436
         6.939%, 07/01/33                                   372             379
         6.875%, 06/01/33                                 1,285           1,318
         6.442%, 08/01/34                                   772             786
         6.139%, 08/01/36                                 3,362           3,426
         5.817%, 11/01/33                                 1,125           1,134
         5.101%, 10/01/34                                 1,784           1,808
         4.770%, 06/01/35                                 4,447           4,477
         4.524%, 09/01/35                                 4,106           4,106
         4.482%, 05/01/35                                 4,938           5,023
         3.886%, 04/01/35                                 1,090           1,090

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2001-48, Cl PD
         6.500%, 06/25/20                         $         171   $         172
   FNMA CMO, Ser 2003-122, Cl ZQ
         6.000%, 12/25/33                                   518             542
   FNMA CMO, Ser 2004-12, Cl ZX
         6.000%, 03/25/34                                   472             485
   FNMA CMO, Ser 2004-80, Cl XZ
         5.000%, 11/25/34                                   128             105
   GNMA CMO, Ser 2003-112,
      Cl SG (B)
         2.162%, 12/16/07                                   115              93
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                 2,513           2,383
                                                                  --------------
                                                                         59,574
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 22.9%
   Alliance Bancorp Trust, Ser OA1,
      Cl A1 (B)
         5.029%, 12/25/07                                 3,464           3,378
   American General Mortgage Loan
      Trust, Ser 2006-1, Cl A1 (A) (B)
         5.750%, 12/25/35                                   919             908
   American Home Mortgage Assets,
      Ser 2006-2, Cl 2A1 (B)
         4.979%, 12/25/07                                 6,069           5,890
   American Home Mortgage Assets,
      Ser 2006-3, Cl 3A12 (B)
         4.973%, 12/25/07                                 5,102           4,980
   American Home Mortgage Assets,
      Ser 2007-2, Cl A1 (B)
         4.914%, 12/25/07                                 6,215           6,020
   American Home Mortgage
      Investment Trust, Ser 2007-2,
      Cl 11A1 (B)
         5.019%, 12/25/07                                 4,745           4,571
   Bank of America Mortgage Securities,
      Ser 2003-E, Cl 2A1 (B)
         4.033%, 12/01/07                                 4,067           4,078
   Bayview Commercial Asset Trust,
      Ser 2005-1A, Cl A1 (A) (B)
         5.089%, 12/25/07                                 4,029           3,922
   Bayview Commercial Asset Trust,
      Ser 2006-1A, Cl M3 (A) (B)
         5.209%, 12/25/07                                 2,068           1,783
   Bayview Commercial Asset Trust,
      Ser 2007-1, Cl A1 (A) (B)
         5.009%, 12/25/07                                 5,034           4,759
   Bayview Commercial Asset Trust,
      Ser 2007-2A, Cl A1 (A) (B)
         5.059%, 12/25/07                                 5,351           5,096
   Bayview Commercial Asset Trust,
      Ser 2007-3, Cl A1 (A) (B)
         5.029%, 12/25/07                                 6,065           5,796


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     177

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Chase Mortgage Finance,
      Ser 2007-A2, Cl 2A3 (B)
         4.243%, 11/25/33                         $       3,300   $       3,236
   Citigroup Commercial Mortgage Trust,
      Ser 2007-C6, Cl AM (B)
         5.889%, 06/10/17                                 8,775           8,623
   Citigroup Mortgage Loan Trust,
      Ser 2003-1, Cl WA2
         6.500%, 06/25/31                                   153             156
   Citigroup Mortgage Loan Trust,
      Ser 2004-2, Cl 2A1 (A)
         6.500%, 08/25/18                                   151             152
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (B)
         6.333%, 12/01/07                                 1,372           1,319
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (B)
         6.033%, 12/01/07                                   165             153
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (B)
         5.070%, 12/20/07                                 4,033           3,906
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO (E)
         1.312%, 12/01/07                                 5,590             200
   Countrywide Alternative Loan Trust,
      Ser 2005-61, Cl 2A1 (B)
         5.069%, 12/25/07                                   766             743
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1 (B)
         5.059%, 12/27/07                                 1,415           1,387
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl N1 (A)
         6.000%, 09/25/46                                   101              99
   Countrywide Alternative Loan Trust,
      Ser 2006-OA12, Cl A2 (B)
         4.950%, 12/20/07                                 4,512           4,392
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         1.772%, 12/01/07                                 9,714             450
   Credit Suisse Mortgage Capital
      Securities, Ser 2007-C1, Cl AM
         5.416%, 02/15/40                                 8,775           8,409
   DSLA Mortgage Loan Trust,
      Ser 2004-AR1, Cl A2A (B)
         5.096%, 12/19/07                                   128             125
   DSLA Mortgage Loan Trust,
      Ser 2005-AR4, Cl 2A1A (B)
         4.946%, 12/21/07                                   950             926
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl 2A1A (B)
         5.873%, 12/01/07                                 6,275           6,287
   GS Mortgage Securities,
      Ser 2006-GG8, Cl A4
         5.560%, 11/10/39                                 5,935           5,980

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GS Mortgage Securities,
      Ser 2007-GG10, Cl A4 (B)
         5.993%, 08/10/45                         $       4,240   $       4,345
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR3, Cl 4A1 (B)
         4.999%, 12/25/07                                 5,683           5,524
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5,
      Cl AM (B)
         5.277%, 12/01/07                                 8,775           8,443
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl A4
         5.444%, 03/10/39                                 2,440           2,431
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A (B)
         5.086%, 12/19/07                                   829             821
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (E)
         1.446%, 12/01/07                                 1,466              26
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl 2A1A (B)
         4.996%, 12/21/07                                   986             952
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (B)
         1.548%, 12/01/07                                 4,956             112
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (B)
         1.339%, 12/01/07                                 5,820             105
   Harborview Mortgage Loan Trust,
      Ser 2006-1, Cl X1, IO (B)
         1.863%, 03/19/37                                 9,091             317
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl A1 (B)
         5.179%, 12/25/07                                   432             422
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (E)
         0.676%, 12/01/07                                 1,703              32
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR5, Cl 2A1B (B)
         5.189%, 12/27/07                                   398             391
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR6, Cl 6A1 (B)
         5.460%, 12/01/07                                   240             240
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR7, Cl A2 (B)
         5.219%, 12/25/07                                   128             127
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR8, Cl 2A2A (B)
         5.189%, 12/27/07                                   318             307
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR18, Cl 2A1A (B)
         5.099%, 12/25/07                                 1,962           1,911


--------------------------------------------------------------------------------
178     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR18, Cl 2A1B (B)
         5.569%, 12/25/07                         $         515   $         508
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl 1A1A (B)
         5.009%, 12/25/07                                 2,185           2,110
   Inman Square Funding, Ser 2A,
      Cl I (A) (B)
         5.694%, 01/06/08                                 3,300           2,805
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7,
      Cl A4 (B)
         6.066%, 12/01/07                                 1,635           1,687
   JPMorgan Chase Commercial
      Mortgage, Ser 2007-CB19,
      Cl A4 (B)
         5.937%, 02/12/49                                 4,485           4,570
   JPMorgan Chase Commercial
      Mortgage, Ser 2007-LDPX, Cl A3
         5.420%, 01/15/49                                 1,400           1,388
   JPMorgan Mortgage Trust,
      Ser 2005-A2, Cl 9A1 (B)
         4.236%, 04/25/35                                 2,965           3,057
   Lehman XS NIM Trust, Ser 2006-2N,
      Cl A1 (A)
         7.000%, 02/27/46                                   664             663
   Master Adjustable Rate Mortgage
      Trust, Ser 2006-0A2, Cl 4A1A (B)
         5.783%, 12/01/07                                 8,112           7,892
   Master Alternative Loans Trust,
      Ser 2003-3, Cl 2A1
         8.500%, 05/25/33                                   157             158
   Master Seasoned Securities Trust,
      Ser 2005-1, Cl 4A1 (B)
         6.025%, 12/25/07                                   940             958
   Residential Accredit Loans,
      Ser 2005-Q03, Cl A1 (B)
         5.189%, 12/25/07                                 6,926           6,761
   Structured Asset Mortgage
      Investments, Ser 2006-AR1,
      Cl 3A1 (B)
         5.019%, 12/28/07                                 2,740           2,624
   Structured Asset Mortgage
      Investments, Ser 2006-AR5,
      Cl 2A1 (B)
      4.999%, 12/25/07                                      707             678
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C25,
      Cl AM (B)
         5.742%, 12/01/07                                 3,620           3,592
   Washington Mutual, Ser 2000-1,
      Cl M2 (B)
         5.933%, 12/25/07                                   468             468

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual, Ser 2003-AR10,
      Cl A4 (B)
         4.056%, 10/25/33                         $       6,787   $       6,738
   Washington Mutual, Ser 2003-AR6,
      Cl A1 (B)
         4.325%, 12/01/07                                 1,381           1,372
   Washington Mutual, Ser 2004-AR3,
      Cl A2 (B)
         4.243%, 06/25/34                                 1,037           1,026
   Washington Mutual, Ser 2005-AR2,
      Cl 2A21 (B)
         5.119%, 12/25/07                                   697             682
   Washington Mutual, Ser 2005-AR6,
      Cl 2AB1 (B)
         4.979%, 12/25/07                                     7               7
   Washington Mutual, Ser 2006-AR9,
      Cl 1XPP (E)
         0.592%, 12/01/07                               110,656             870
   Washington Mutual, Ser 2007-0A3,
      Cl 4A1 (B)
         5.703%, 12/01/07                                 4,067           3,958
                                                                  --------------
                                                                        178,802
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $240,412) ($ Thousands)                                        238,376
                                                                  --------------
ASSET-BACKED SECURITIES -- 26.3%

MORTGAGE RELATED SECURITIES -- 26.3%
   Ace Securities, Ser WF1, Cl A2C (B)
         5.129%, 12/25/07                                 3,909           3,822
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE4,
      Cl M2 (B)
         6.652%, 12/15/07                                 1,297           1,206
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2005-HE6,
      Cl A2D (B)
         5.071%, 12/25/07                                 7,500           7,460
   Aviation Capital Group Trust,
      Ser 2003-2A, Cl G2 (A) (B)
         5.540%, 12/20/07                                 1,224           1,232
   BNC Mortgage Loan Trust,
      Ser 2007-2, Cl A2 (B)
         4.889%, 12/25/07                                 1,663           1,602
   Bayview Financial Acquisition Trust,
      Ser 2004-B, Cl A1 (A) (B)
         5.300%, 12/28/07                                 4,500           4,275
   Bayview Financial Acquisition Trust,
      Ser 2005-A, Cl A1 (A) (B)
         5.300%, 12/28/07                                 4,400           4,180


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     179

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bayview Financial Revolving
      Mortgage Loan Trust, Ser 2005-E,
      Cl A1 (A) (B)
         5.300%, 12/28/07                         $       3,200   $       2,941
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE1, Cl 1A1 (B)
         4.909%, 12/25/07                                 6,791           6,611
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE5, Cl 1A2 (B)
         4.969%, 12/25/07                                 4,500           4,091
   Carrington Mortgage Loan Trust,
      Ser 2007-RFC1, Cl 1 (B)
         4.839%, 12/25/07                                 2,166           2,114
   Centex Home Equity, Ser 2002-D,
      Cl AF4 (G)
         5.210%, 12/01/07                                 1,244           1,236
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A1 (B)
         4.843%, 12/25/07                                 1,494           1,464
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A3 (B)
         4.933%, 12/25/07                                 3,000           2,569
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH4, Cl M2 (B)
         6.933%, 12/26/07                                 5,726           5,669
   Continental Airlines, Ser 2002-1,
      Cl G1 (B)
         5.319%, 02/15/08                                   293             294
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC1,
      Cl M1 (B)
         6.169%, 12/25/07                                   515             471
   Countrywide Asset-Backed
      Certificates, Ser 2005-13,
      Cl AF1 (B)
         4.919%, 12/27/07                                   175             175
   Countrywide Asset-Backed
      Certificates, Ser 2005-BC4,
      Cl 2A2 (B)
         5.059%, 12/25/07                                 4,825           4,815
   Countrywide Home Equity Loan Trust,
      Ser 2005-M, Cl A2 (B)
         4.772%, 12/15/07                                   232             232
   Credit-Based Asset Servicing,
      Ser 2005-CB5, Cl AF1 (B)
         4.929%, 12/25/07                                   316             316
   Credit-Based Asset Servicing,
      Ser 2006-CB1, Cl AF1 (G)
         5.457%, 01/25/36                                 3,084           3,065
   Credit-Based Asset Servicing,
      Ser 2006-CB4, Cl AV3 (B)
         4.939%, 12/25/07                                 4,750           4,410

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit-Based Asset Servicing,
      Ser 2007-CB1, Cl AF1A (B)
         4.943%, 12/25/07                         $       4,757   $       4,645
   Credit-Based Asset Servicing,
      Ser 2007-CB2, Cl A2A (G)
         5.891%, 02/25/37                                 3,079           3,058
   Credit-Based Asset Servicing,
      Ser 2007-CB5, Cl A1
         4.849%, 12/25/07                                 6,547           6,224
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF10, Cl A3 (B)
         4.999%, 12/25/07                                 3,482           3,454
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF12, Cl A2A (B)
         4.879%, 12/25/07                                   959             957
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF2, Cl A2C (B)
         5.099%, 12/25/07                                 4,560           4,455
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF17, Cl A6 (B)
         5.099%, 12/25/07                                 4,700           3,994
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl A2D (B)
         5.009%, 12/25/07                                 6,000           4,960
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF2, Cl A2D (B)
         5.009%, 12/25/07                                 3,800           3,141
   GMAC Mortgage Loan Trust,
      Ser 2000-HE2, Cl A1 (B)
         5.229%, 12/25/07                                   858             839
   GSAMP Trust, Ser 2006-FM1,
      Cl A2A (B)
         4.849%, 12/25/07                                   987             985
   GSAMP Trust, Ser 2006-HE7,
      Cl A2A (B)
         4.829%, 12/25/07                                 2,687           2,624
   GSAMP Trust, Ser 2006-S6,
      Cl A2 (G)
         5.552%, 10/25/36                                 4,000           1,656
   GSR Mortgage Loan Trust,
      Ser 2005-HEL1, Cl M2 (B)
         5.519%, 12/29/07                                 2,400             477
   Greenpoint Mortgage Funding Trust,
      Ser 2005-HE2, Cl A1 (B)
         4.852%, 12/15/07                                    49              49
   Hasco NIM Trust, Ser 2006-FF11,
      Cl A (A)
         6.168%, 08/26/36                                   207             174
   Home Equity Asset Trust,
      Ser 2005-6, Cl 1A2 (B)
         5.069%, 12/25/07                                 5,124           4,997


--------------------------------------------------------------------------------
180     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Home Equity Asset Trust,
      Ser 2007-2, Cl 2A4 (B)
         5.159%, 12/02/07                         $       1,400   $       1,177
   Home Equity Asset Trust,
      Ser 2007-3, Cl 2A2 (B)
         4.969%, 12/25/07                                 4,500           4,018
   Indymac Home Equity Loan Asset-
      Backed Trust, Ser 2002-A,
      Cl M1 (B)
         5.914%, 12/27/07                                 1,241           1,203
   Indymac Residential Asset-Backed
      Trust, Ser 2006-A, Cl A2 (B)
         4.939%, 12/25/07                                 2,350           2,285
   Irwin Home Equity, Ser 2003-A,
      Cl M2 (B)
         6.939%, 12/27/07                                   378             369
   Ivy Lane CDO, Ser 2006-1A,
      Cl A1 (A) (B)
         5.205%, 02/05/08                                 2,735           2,379
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH2, Cl AV2 (B)
         4.839%, 12/25/07                                 3,609           3,515
   Lehman XS Trust, Ser 2006-12N,
      Cl A1A1 (B)
         4.869%, 12/25/07                                   600             597
   Long Beach Asset Holdings,
      Ser 2006-8, Cl N1 (A)
         6.048%, 10/25/46                                 1,625             813
   Long Beach Asset Holdings,
      Ser 2006-9, Cl N1 (A)
         6.250%, 10/25/46                                 1,214             607
   Long Beach Mortgage Loan Trust,
      Ser 2006-11, Cl 2A1 (B)
         4.849%, 12/25/07                                 1,628           1,584
   Master Asset-Backed Securities Trust,
      Ser 2007-HE1, Cl A1 (B)
         4.869%, 12/25/07                                 6,175           5,889
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-RM4, Cl A2B (B)
         4.889%, 12/25/07                                 7,123           6,744
   Mid-State Trust, Ser 2004-1, Cl B
         8.900%, 08/15/37                                   357             346
   Morgan Stanley Capital I,
      Ser 2002-HE3, Cl M1 (B)
         5.888%, 12/26/07                                 2,428           2,344
   Morgan Stanley Capital I,
      Ser 2007-HE5, Cl A2A (B)
         4.899%, 12/25/07                                 1,607           1,567
   Morgan Stanley Capital I,
      Ser 2007-HE7, Cl M1 (B)
         6.789%, 12/25/07                                 4,942           4,448

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   NationStar NIM Trust, Ser 2007-B,
      Cl A (A)
         8.750%, 05/25/37                         $       1,390   $       1,112
   NationStar NIM Trust, Ser 2007-C,
      Cl A (A)
         8.000%, 06/25/37                                 1,308             726
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3 (B)
         4.959%, 12/25/07                                 5,075           4,441
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV1 (B)
         4.849%, 12/25/07                                 4,210           4,125
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV4 (B)
         5.019%, 12/25/07                                 4,000           3,384
   Nationstar Home Equity Loan Trust,
      Ser 2007-B, Cl 2AV4 (B)
         5.109%, 12/25/07                                 4,240           3,596
   Nomura Asset Acceptance,
      Ser 2006-S4, Cl AIO, IO (B)
         10.000%, 08/25/36                                6,667             415
   Nomura Home Equity Loan,
      Ser 2007-3, Cl 2A1 (B)
         4.929%, 12/31/07                                 4,987           4,788
   Popular Asset-Backed Mortgage
      Pass-Through Trust, Ser 2007-D,
      Cl A1 (B)
         4.849%, 12/25/07                                 1,289           1,262
   Renaissance Home Equity Loan
      Trust, Ser 2006-4, Cl AV1 (B)
         4.859%, 12/25/07                                 1,358           1,326
   Renaissance Home Equity Loan
      Trust, Ser 2007-1, Cl N (B)
         9.793%, 04/25/37                                   985             769
   Residential Asset Mortgage Products,
      Ser 2006-RZ5, Cl A1B (B)
         4.889%, 12/25/07                                 5,369           5,269
   Residential Funding Mortgage
      Securities, Ser 1999-HI8,
      Cl AI7 (G)
         7.970%, 11/25/29                                   217             216
   Saco I Trust, Ser 2006-8,
      Cl AIO, IO (B)
         5.500%, 06/25/36                                13,190             217
   Saxon Asset Securities Trust,
      Ser 2005-1, Cl M1 (B)
         5.584%, 12/25/07                                 2,925           2,778
   Securitized Asset-Backed
      Receivables LLC, Ser 2007-HE1,
      Cl A2A (B)
         4.849%, 12/25/07                                 4,492           4,127


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     181

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Securitized Asset-Backed
      Receivables LLC, Ser 2007-BR,
      Cl A2A (B)
         4.919%, 12/25/07                         $       5,189   $       5,025
   Soundview Home Equity Loan Trust,
      Ser 2006-OPT3, Cl 2A1 (B)
         4.849%, 12/25/07                                 2,819           2,808
   Soundview Home Equity Loan Trust,
      Ser 2007-OPT5, Cl M1 (B)
         6.439%, 12/25/07                                 5,700           4,560
   Soundview NIM Trust,
      Ser 2007-OPT1, Cl N (A)
         9.000%, 06/25/37                                 1,730           1,384
   Terwin Mortgage Trust, Ser 2006-8,
      Cl 2A1 (A) (B)
         4.500%, 08/25/37                                    41              38
   UCFC Home Equity Loan,
      Ser 1998-D, Cl MF1
         6.905%, 04/15/30                                   215             216
   Wells Fargo Home Equity Trust,
      Ser 2007-1, Cl A1 (B)
         4.889%, 12/25/07                                 1,482           1,449
                                                                  --------------
Total Asset-Backed Securities
   (Cost $222,442) ($ Thousands)                                        204,855
                                                                  --------------

CORPORATE OBLIGATIONS -- 10.3%

CONSUMER DISCRETIONARY -- 0.4%
   Comcast (B)
         5.543%, 01/16/08                                 1,850           1,843
   Johnson Controls (B)
         5.444%, 01/17/08                                 1,049           1,049
                                                                  --------------
                                                                          2,892
                                                                  --------------
FINANCIALS -- 6.8%
   Bank of America, Ser A (A)
         8.070%, 12/31/26                                 3,428           3,566
   Barrick Gold Finance
         5.800%, 11/15/34                                 1,263           1,162
   Capital One Financial MTN (B)
         6.004%, 12/11/07                                 1,000             948
   Citigroup
         4.125%, 02/22/10                                 3,494           3,460
   Countrywide Financial (B)
         5.128%, 02/05/08                                 1,200           1,066
   Countrywide Financial MTN
         5.430%, 12/26/07                                   950             714
   Countrywide Home Loan MTN, Ser K
         4.250%, 12/19/07                                 3,500           3,465
   Credit Suisse First Boston London
      (A) (B) (F)
         0.000%, 12/24/07                                   569             552
         0.000%, 12/24/07                                 1,419           1,377

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Deutsche Bank Capital Funding Trust
      (A) (B)
         5.628%, 01/19/49                         $       2,013   $       1,790
   Deutsche Bank Luxembourg (A)
         6.825%, 12/28/07                                   304             304
   Developers Divers Realty+
         3.875%, 01/30/09                                 1,925           1,906
   Duke Realty+
         6.750%, 05/30/08                                 1,125           1,135
   Farmers Insurance Exchange (A)
         8.625%, 05/01/24                                   175             198
   First Union Institutional Capital I
         8.040%, 12/01/26                                 1,250           1,301
   Ford Motor Credit LLC
         6.625%, 06/16/08                                   500             492
   GMAC LLC (B)
         7.821%, 12/25/07                                   982             805
   HSBC Capital Trust II (A)
         8.380%, 05/15/27                                    41              43
   Kimco Realty MTN, Ser C+
         3.950%, 08/05/08                                 2,500           2,478
   Lehman Brothers Holdings MTN (B)
         11.000%, 11/07/16                                1,000           1,072
         8.920%, 02/16/08                                   756             756
         5.429%, 01/18/08                                   990             933
         4.978%, 02/16/08                                 2,000           1,956
   Lehman Brothers Holdings MTN,
      Ser H (B)
         1.427%, 05/30/08                                   861             941
   Meridian Funding (A) (B)
         5.443%, 01/06/08                                    77              77
   Merrill Lynch MTN (B)
         8.950%, 05/18/08                                 1,340           1,288
         8.680%, 05/02/08                                 1,305           1,258
   Nationwide Mutual Insurance (A)
         7.875%, 04/01/33                                   523             623
   Popular North America (B)
         6.054%, 12/12/07                                 1,200           1,200
         5.200%, 12/12/07                                 2,500           2,500
   Power Receivables Financial (A)
         6.290%, 01/01/12                                 1,128           1,180
   Security Benefit Life (A)
         7.450%, 10/01/33                                 2,500           2,631
   Simon Property Group L.P.+
         5.750%, 05/01/12                                   800             818
   Toyota Motor Credit MTN (B)
         8.000%, 04/24/08                                 2,041           2,027
   UDR MTN, Ser E+
         4.500%, 03/03/08                                 1,000             998
         4.250%, 01/15/09                                 1,550           1,530
   Weingarten Realty+
         8.250%, 01/22/10                                 2,725           2,944


--------------------------------------------------------------------------------
182     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Woodbourne Pass-Through Trust
      (A) (B)
         5.767%, 12/08/07                         $         700   $         698
   ZFS Finance USA Trust V (A) (B)
         6.500%, 05/09/37                                   825             751
                                                                  --------------
                                                                         52,943
                                                                  --------------
INDUSTRIALS -- 2.4%
   America West Airlines, Ser 01-1
         7.100%, 04/02/21                                   175             180
   American Airlines, Ser 1999-1
         7.024%, 10/15/09                                 1,300           1,305
   American Airlines, Ser AMBC
         3.857%, 07/09/10                                 2,096           2,012
   Cedar Brakes II LLC (A)
         9.875%, 09/01/13                                 1,077           1,183
   Continental Airlines, Ser 1998-3
         6.320%, 11/01/08                                 2,000           2,030
   Continental Airlines, Ser 99-2
         7.056%, 09/15/09                                 2,145           2,172
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                   116             115
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                                 2,200           2,216
   Northwest Airlines, Ser 1A-2
         6.841%, 04/01/11                                 2,200           2,201
   United Air Lines, Ser 2001-1
         6.201%, 09/01/08                                   768             764
   United Air Lines, Ser 2001-1, Cl A-1
         6.071%, 03/01/13                                 2,882           2,867
   Viacom (B)
         6.044%, 12/16/07                                 2,000           1,992
                                                                  --------------
                                                                         19,037
                                                                  --------------
UTILITIES -- 0.7%
   Entergy Gulf States (B)
         5.980%, 02/15/08                                   560             556
   Power Contract Financing (A)
         6.256%, 02/01/10                                 1,707           1,744
   Progress Energy Florida, Cl A (B)
         5.279%, 12/13/07                                 1,700           1,696
   Sempra Energy (A)
         5.781%, 11/01/14                                 1,400           1,428
                                                                  --------------
                                                                          5,424
                                                                  --------------
Total Corporate Obligations
   (Cost $81,189) ($ Thousands)                                          80,296
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.0%

FINANCIALS -- 1.0%
   Freddie Mac, 8.375%**                                304,000   $       7,752
                                                                  --------------
Total Preferred Stock
   (Cost $7,600) ($ Thousands)                                            7,752
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (E) -- 2.7%
   FHLB
         4.355%, 12/26/07                         $       2,230           2,223
         4.324%, 12/28/07                                 2,000           1,994
         4.311%, 12/05/07                                   300             300
         4.304%, 12/07/07                                 1,285           1,284
   FHLMC
         4.759%, 12/07/07 (C)                               550             550
   FNMA
         4.709%, 12/07/07 (C)                            14,705          14,698
         4.140%, 12/05/07 (C)                               220             220
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $21,264) ($ Thousands)                                          21,269
                                                                  --------------

COMMERCIAL PAPER (D) -- 14.0%

FINANCIALS -- 14.0%
   BNP Paribas Finance
         4.750%, 12/17/07                                13,885          13,857
   Bear Stearns
         4.723%, 12/07/07                                 7,390           7,383
   Citigroup Funding
         4.550%, 12/06/07                                10,000           9,994
   General Electric Capital
         4.450%, 12/27/07                                13,030          12,988
   Merrill Lynch
         4.880%, 12/19/07                                11,845          11,816
   Rabobank USA Financial
         4.620%, 12/20/07                                13,640          13,607
   Societe Generale
         4.744%, 12/17/07                                13,410          13,382
   UBS Finance
         5.771%, 12/20/07                                13,740          13,706
   Wells Fargo
         4.530%, 12/05/07                                12,500          12,494
                                                                  --------------
Total Commercial Paper
   (Cost $109,228) ($ Thousands)                                        109,227
                                                                  --------------

CASH EQUIVALENT -- 2.9%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.020%++*                                22,989,461          22,989
                                                                  --------------
Total Cash Equivalent
   (Cost $22,989) ($ Thousands)                                          22,989
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     183

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (B) -- 0.2%
   JPMorgan Chase
         8.750%, 02/28/08                         $         691   $         683
         7.590%, 12/28/07                                   735             704
                                                                  --------------
Total Certificates of Deposit
   (Cost $1,392) ($ Thousands)                                            1,387
                                                                  --------------
Total Investments -- 88.0%
   (Cost $706,516) ($ Thousands)                                  $     686,151
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                  NUMBER OF                        UNREALIZED
      TYPE OF                     CONTRACTS       EXPIRATION      APPRECIATION
     CONTRACT                   LONG (SHORT)         DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond               67           Mar-2008               $   4
                                                                          =====

A summary of outstanding swap agreements held by the Fund at November 30, 2007, is as follows:
--------------------------------------------------------------------------------
                                     CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------

                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays monthly payment of 0.0270%
   (0.320% per annum) times the notional
   amount of the ABX.HE.AA 06-1 Index.
   Upon a defined credit event, Fund receives
   the notional amount and delivers
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      07/25/45          5,300        $     335

Fund pays monthly payment of 0.0370%
   (0.440% per annum) times the notional
   amount of the ABX.HE.AA 06-2 Index.
   Upon a defined credit event, Fund receives
   the notional amount and delivers
   the defined deliverable obligation.
   (Counterparty: Citigroup)                            05/25/46          1,790              205

Fund pays monthly payment of 0.0370%
   (0.440% per annum) times the notional
   amount of the ABX.HE.AA 06-2 Index.
   Upon a defined credit event, Fund receives
   the notional amount and delivers
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      05/25/46            905              176

Fund receives monthly payment of 0.0080%
   (0.090% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)           08/25/37          4,170             (214)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Citigroup)                            08/25/37            600             (178)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Citigroup)                            08/25/37            605             (207)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Barclays)                             08/25/37            650             (189)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Citigroup)                            08/25/37            595             (165)

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Citigroup)                            08/25/37          1,000        $    (248)

Fund receives monthly payment of 0.0130%
   (0.150% per annum) times the notional
   amount of the ABX.HE.AA 07-1 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      08/25/37          2,980             (672)

Fund receives monthly payment of 0.3080%
   (3.690% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Citigroup)                            01/25/38          1,790             (300)

Fund receives monthly payment of 0.3080%
   (3.690% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38            905             (208)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38          1,735             (846)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38          1,030             (112)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38          1,030              (54)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38          1,030              (49)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                      01/25/38          1,030                3

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Citigroup)                            01/25/38          1,120             (389)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Citigroup)                            01/25/38            895             (392)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Citigroup)                            01/25/38            595             (237)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: Citigroup)                            01/25/38          5,965           (2,254)


--------------------------------------------------------------------------------
184     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                       01/25/38            600        $    (268)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt
   of the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                       01/25/38          2,085           (1,668)

Fund receives monthly payment of 0.4200%
   (5.000% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays
   the notional amount and takes receipt of
   the defined Lehman Brothers)                         01/25/38          3,580             (460)

Fund receives monthly payment of 0.4200%
   (5.000% per annum) times the notional
   amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt of the
   defined deliverable obligation. (Counterparty:
   Lehman Brothers)                                     01/25/38          1,520             (211)

Fund receives monthly payment of 0.1600%
   (1.920% per annum) times the notional
   amount of the ABX.HE.AA 07-2 Index. Upon
   a defined credit event, Fund pays the notion-
   al amount and takes receipt of the defined
   deliverable obligation. (Counterparty:
   JPMorgan Chase)                                      01/25/38          1,190             (473)

Fund pays quarterly payment of 0.2440%
   (0.978% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the
   defined deliverable obligation.(Counterparty:
   Citigroup)                                           12/20/12            825              104

Fund pays quarterly payment of 0.0910%
   (0.365% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   JPMorgan Chase)                                      12/20/12            150               40

Fund pays quarterly payment of 0.0990%
   (0.398% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Deutsche Bank)                                       12/20/12          1,000              266

Fund pays quarterly payment of 0.2430%
   (0.970% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Citigroup)                                           12/20/12          1,000              126

Fund pays quarterly payment of 0.1770%
   (0.708% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Citigroup)                                           12/20/12            740               62

Fund pays quarterly payment of 0.2280%
   (0.913% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Merrill Lynch)                                       12/20/12            670               85

Fund pays quarterly payment of 0.1740%
   (0.695% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Merrill Lynch)                                       12/20/12          1,800              153

Fund pays quarterly payment of 0.2230%
   (0.890% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Merrill Lynch)                                       12/20/12          1,100              140

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0970%
   (0.388% per annum) times the
   notional amount of Ambac Assurance. Upon
   a defined credit event, Fund will
   receive the notional amount and deliver the
   defined deliverable obligation. (Counterparty:
   Lehman Brothers)                                     12/20/12            275        $      73

Fund pays quarterly payment of 0.0790%
   (0.318% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Barclays)                                            12/20/12          7,650              856

Fund pays quarterly payment of 0.0460%
   (0.185% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   JPMorgan Chase)                                      12/20/12          4,300               99

Fund pays quarterly payment of 0.0470%
   (0.188% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Barclays)                                            12/20/12             50                1

Fund pays quarterly payment of 0.1160%
   (0.463% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Merrill Lynch)                                       12/20/12          1,000              106

Fund pays quarterly payment of 0.1060%
   (0.425% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Barclays)                                            12/20/12            500               54

Fund pays quarterly payment of 0.2420%
   (0.968% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Deutsche Bank)                                       12/20/12            610               77

Fund pays quarterly payment of 0.0970%
   (0.388% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Lehman Brothers)                                     12/20/12            200               53

Fund pays quarterly payment of 0.2360%
   (0.945% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Credit Suisse First Boston)                          12/20/12          1,000              127

Fund pays quarterly payment of 0.0730%
   (0.290% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Barclays)                                            12/20/12          6,500              314

Fund pays quarterly payment of 0.1770%
   (0.708% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   Merrill Lynch)                                       12/20/12          1,050               88

Fund pays quarterly payment of 0.0570%
   (0.228% per annum) times the notional
   amount of Ambac Assurance. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   deliverable obligation. (Counterparty:
   JPMorgan Chase)                                      12/20/12          4,300              132


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     185

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund (Concluded)
November 30, 2007

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1970%
   (0.788% per annum) times the notional
   amount of Countrywide Financial, 4.000%,
   12/20/07. Upon a defined credit event, Fund
   will receive the notional amount and deliver
   the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)           12/20/07          1,000        $      (6)

Fund receives quarterly payment of 0.1880%
   (0.750% per annum) times the notional
   amount of Countrywide Financial, 4.000%,
   12/20/07. Upon a defined credit event, Fund
   pays the notional amount and takes
   receipt of the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)           12/20/07          1,000               (5)
                                                                                       ---------
                                                                                       $  (6,130)
                                                                                       =========

--------------------------------------------------------------------------------
                                     INTEREST RATE SWAPS
--------------------------------------------------------------------------------

                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Pay fixed rate of 4.524% and receive floating
   rate, rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Lehman Brothers)                      05/24/17          2,080        $     178

Pay fixed rate of 4.650% and receive floating
   rate, rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Lehman Brothers)                      05/18/07          3,700              276

Pay fixed rate of 5.000% and receive floating
   rate, rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Merrill Lynch)                        10/18/07          2,150               88

Pay fixed rate of 5.030% and receive floating
   rate, rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Merrill Lynch)                        10/16/07          2,150               82

Pay fixed rate of 5.050% and receive floating
   rate, rate based on 5Y5Y Swaption Straddle.
   (Counterparty: Lehman Brothers)                      10/16/07          2,140               91

Receive fixed rate of 4.615% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Morgan Stanley)                       12/04/17         23,200               --

Receive fixed rate of 4.911% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Merrill Lynch)                        12/04/27         85,000               --

Receive fixed rate of 4.913% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Deutsche Bank)                        12/04/27         82,500               --

Receive fixed rate of 4.986% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Deutsche Bank)                        10/04/25         17,630              215

Receive fixed rate of 5.048% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Salomon Brothers)                     01/04/26         59,690            1,892

Receive fixed rate of 5.060% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: JPMorgan Chase)                       12/04/26         28,410              864

Receive fixed rate of 5.060% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Lehman Brothers)                      12/04/26         65,000            1,977

Receive fixed rate of 5.064% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           03/02/16         35,640            1,342

Receive fixed rate of 5.095% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: JPMorgan Chase)                       03/05/17         15,510              593

Receive fixed rate of 5.103% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Morgan Stanley)                       11/02/17         15,300              613

Receive fixed rate of 5.143% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Deutsche Bank)                        01/07/25         21,660              970

Receive fixed rate of 5.144% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Salomon Brothers)                     02/02/26         28,000            1,241

Receive fixed rate of 5.216% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Barclays Capital)                     04/04/25         49,000            1,986

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                               DATE      (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Receive fixed rate of 5.216% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           04/04/25         50,000        $   2,026

Receive fixed rate of 5.216% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Deutsche Bank)                        04/04/25         43,000            1,742

Receive fixed rate of 5.233% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Lehman Brothers)                      03/02/27         58,600            2,320

Receive fixed rate of 5.234% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: JPMorgan Chase)                       03/02/27         50,000            1,989

Receive fixed rate of 5.243% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Salomon Brothers)                     11/03/25         51,820            2,285

Receive fixed rate of 5.244% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Barclays Capital)                     11/03/25         51,820            2,278

Receive fixed rate of 5.289% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Salomon Brothers)                     10/03/26         25,615            1,242

Receive fixed rate of 5.328% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Morgan Stanley)                       11/02/07         66,200            3,567

Receive fixed rate of 5.329% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Merrill Lynch)                        11/02/27         70,000            3,781

Receive fixed rate of 5.364% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           05/02/27         21,440            1,255

Receive fixed rate of 5.371% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           04/03/27         20,800            1,224

Receive fixed rate of 5.399% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Barclays Capital)                     09/05/26         22,460            1,362

Receive fixed rate of 5.423% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Merrill Lynch)                        10/27/27         60,000            3,937

Receive fixed rate of 5.425% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: JPMorgan Chase)                       10/02/27         59,650            3,929

Receive fixed rate of 5.445% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Merrill Lynch)                        09/04/27         39,000            2,608

Receive fixed rate of 5.505% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Citigroup)                            08/02/17         15,640            1,346

Receive fixed rate of 5.596% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Barclays Capital)                     06/04/27         24,900            2,499

Receive fixed rate of 5.634% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           07/05/17         18,060              262

Receive fixed rate of 5.652% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Salomon Brothers)                     08/02/26         14,135            1,530

Receive fixed rate of 5.670% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Lehman Brothers)                      08/03/27         15,220            1,700

Receive fixed rate of 5.683% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Salomon Brothers)                     08/02/27         65,000            7,366

Receive fixed rate of 5.685% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Barclays Capital)                     08/02/27         63,940            7,267

Receive fixed rate of 5.770% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Barclays Capital)                     07/05/27         22,200            2,763

Receive fixed rate of 5.778% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           07/05/27         57,000            7,154

Receive fixed rate of 5.807% and pay floating
   rate, rate based on 3 Month LIBOR.
   (Counterparty: Credit Suisse First Boston)           07/05/26          6,065              774
                                                                                       ---------
                                                                                       $  80,614
                                                                                       =========


--------------------------------------------------------------------------------
186     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $780,103 ($ Thousands).

*     Rate shown is the 7-day effective yield as of November 30, 2007.

**    Non-income producing security.

+     Real Estate Investment Trust

++    Investment in Affiliated Security (see Note 3).

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)   The rate reported is the effective yield at time of purchase.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2007. The coupon on a step bond changes on a specified date.

ARM -- Adjustable Rate Mortgage
Cl -- Class
CDO -- Collateralized Debt Obligation
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     187

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
November 30, 2007

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+++:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Sovereign                                                    77.4%
Short-Term Investments                                        6.7%
Financials                                                    4.1%
U.S. Treasury Obligations                                     3.5%
Deposits to Counterparty as Collateral for Swap Contracts     3.0%
Energy                                                        2.4%
Utilities                                                     0.9%
Loan Participations                                           0.8%
Industrials                                                   0.7%
Telecommunication Services                                    0.5%
Warrants                                                      0.0%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 85.4%

ARGENTINA -- 7.6%
   Alto Parana (A)
         6.375%, 06/09/17                                   370   $         385
   Cia Transporte Energia
      Registered (A)
         8.875%, 12/15/16                                   390             332
   Province Del Neuquen (A)
         8.656%, 10/18/14                                   230             230
   Province of Buenos Aires (A)
         9.625%, 04/18/28                                 1,760           1,443
   Province of Buenos Aires Registered
         9.625%, 04/18/28                                 1,035             828
         9.375%, 09/14/18                                   440             363
         2.000%, 05/15/35 (G)                             1,100             407
   Province of Mendoza Registered
         5.500%, 09/04/18                                   373             269
   Republic of Argentina
         10.250%, 01/26/07 (H)                   EUR        850             435
         9.000%, 11/19/08 (H)                    EUR      1,000             237
         9.000%, 05/29/09 (H)                    EUR      1,375             666
         8.982%, 12/15/35 (B)                             1,600             182
         8.500%, 07/01/04 (H)                    EUR      4,300           2,102
         8.280%, 12/31/33 (C)                            22,066          21,294
         8.125%, 04/21/08 (H)                    EUR      2,000             974
         7.820%, 12/31/33                                   214             258
         7.466%, 12/15/35 (B)                            11,130           1,424
         7.000%, 09/12/13                                 3,650           3,175
         7.000%, 10/03/15                                 4,725           3,827
         7.000%, 04/17/17                                 1,570           1,230
         5.830%, 12/31/33 (B)                             1,950             713
         5.389%, 08/03/12 (B)                            22,120          12,421
         1.330%, 12/31/38 (G)                            34,285          14,743
         0.000%, 12/19/08 (H)                             2,000             710
         0.000%, 09/19/27 (H)                             1,550             564

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Republic of Argentina MTN,
      Ser E (H)
         10.000%, 01/07/05                       EUR      1,650   $         825
         9.250%, 07/20/04                        EUR      2,100             999
         8.750%, 02/04/49                        EUR      4,725           2,289
         7.000%, 03/18/49                        EUR      2,300           1,138
   Transportadora Gas Norte (A) (G)
         7.500%, 12/31/12                                   210             184
         6.500%, 12/31/12                                    37              31
   Transportadora Gas Norte
      Registered (G)
         7.500%, 12/31/12                                   100              87
         6.500%, 12/31/12                                    79              69
         6.500%, 12/31/12                                    85              74
                                                                  --------------
                                                                         74,908
                                                                  --------------
BAHAMAS -- 0.1%
   Banco Votorantim Nassau (A)
         10.625%, 04/10/14                                2,300           1,205
                                                                  --------------
BELIZE -- 0.0%
   Government of Belize Registered (G)
         4.250%, 02/20/29                                   330             247
                                                                  --------------
BERMUDA -- 0.1%
   Citic Resources Finance (A)
         6.750%, 05/15/14                                   250             232
   Digicel Group (A)
         8.875%, 01/15/15                                   450             403
                                                                  --------------
                                                                            635
                                                                  --------------
BOSNIA-HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina,
      Ser B (E)
         10.039%, 12/11/17                       EUR      2,000           1,051
                                                                  --------------
BRAZIL -- 11.9%
   Cesp-Comp Ener Sao Paulo (A)
         9.750%, 01/15/15                        BRL      1,050             636
   Federal Republic of Brazil
         12.500%, 01/05/22                       BRL     24,155          14,604
         11.000%, 08/17/40                               25,200          33,844
         10.250%, 01/10/28                               14,750           7,502
         10.125%, 05/15/27                                2,900           4,118
         8.875%, 10/14/19                                   200             250
         8.750%, 02/04/25                                 5,893           7,543
         8.250%, 01/20/34                                 4,285           5,463
         8.000%, 01/15/18                                10,950          12,286
         7.125%, 01/20/37 (C)                            26,655          30,413
         6.000%, 01/17/17                                 1,150           1,175
                                                                  --------------
                                                                        117,834
                                                                  --------------


--------------------------------------------------------------------------------
188     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CAYMAN ISLANDS -- 0.6%
   Banco Safra (A)
         10.875%, 04/03/17                                2,250   $       1,165
   Blue City Investments
         13.750%, 11/07/13                                  500             501
   Earls Eight (A) (G)
         7.500%, 12/31/12                                   350             306
   Interoceanica IV Finance (A) (E)
         3.818%, 11/30/25                                   800             382
         3.645%, 11/30/18                                   370             240
   Peru Enhanced Pass-Thru (A) (E)
         5.897%, 05/31/25                                   250              98
         3.942%, 05/31/18                                 1,175             811
   Petrobras International Finance
         5.875%, 03/01/18                                 2,220           2,270
   Vale Overseas
         6.875%, 11/21/36                                   185             192
         6.250%, 01/23/17                                    70              71
                                                                  --------------
                                                                          6,036
                                                                  --------------
CHILE -- 0.6%
   Codelco
         5.500%, 10/15/13                                   575             587
   Republic of Chile
         5.500%, 01/15/13                                 5,379           5,585
                                                                  --------------
                                                                          6,172
                                                                  --------------
COLOMBIA -- 5.1%
   BanColombia (E)
         6.875%, 05/25/17                                   365             345
   Bogota Distrio Capital (A)
         9.750%, 07/26/28                             1,629,000             763
   EEB International (A)
         8.750%, 10/31/14                                   320             324
   Republic of Colombia
         11.750%, 02/25/20                                6,233           9,240
         10.750%, 01/15/13                                  840           1,031
         10.375%, 01/28/33                                  865           1,293
         9.850%, 06/28/27                        COP 10,423,000           5,137
         8.375%, 02/15/27                                 3,100           3,759
         8.250%, 12/22/14                                 3,220           3,671
         8.125%, 05/21/24                                10,055          11,915
         7.375%, 01/27/17                                 6,135           6,792
         7.375%, 09/18/37                                 4,905           5,518
         6.678%, 02/16/08 (B)                               225             232
                                                                  --------------
                                                                         50,020
                                                                  --------------
CYPRUS -- 0.4%
   ABH Financial (A)
         8.200%, 06/25/12                                   900             820

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Springvale Holdings (B)
         11.389%, 09/07/08                                1,000   $       1,000
   Teorema Holding
         11.000%, 10/27/09                                1,400           1,400
   Teorema Holding (G)
         9.000%, 10/27/08                                   600             588
                                                                  --------------
                                                                          3,808
                                                                  --------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
         9.040%, 01/23/18                                   410             462
         8.625%, 04/20/27                                 1,150           1,331
                                                                  --------------
                                                                          1,793
                                                                  --------------
ECUADOR -- 1.3%
   Republic of Ecuador Registered
         10.000%, 02/15/08 (G)                           11,025          10,529
         9.375%, 12/15/15                                 1,960           1,970
                                                                  --------------
                                                                         12,499
                                                                  --------------
EGYPT -- 0.1%
   Arab Republic of Egypt (A)
         8.750%, 07/18/12                                 7,640           1,434
                                                                  --------------
EL SALVADOR -- 1.9%
   Republic of El Salvador
         8.250%, 04/10/32                                 6,090           7,399
         7.750%, 01/24/23                                 1,760           2,029
         7.650%, 06/15/35                                 4,144           4,786
         7.650%, 06/15/35                                 3,950           4,562
                                                                  --------------
                                                                         18,776
                                                                  --------------
GHANA -- 0.1%
   Republic of Ghana (A)
         8.500%, 10/04/17                                 1,050           1,100
                                                                  --------------
INDIA -- 0.0%
   ICICI Bank (A)
         6.625%, 10/03/12                                   300             309
                                                                  --------------
INDONESIA -- 2.3%
   BLT Finance
         7.500%, 05/15/14                                   280             243
   Excelcomindo Finance
         7.125%, 01/18/13                                   105             110
   Government of Indonesia
         10.000%, 07/15/17                       IDR 20,524,525           2,148
   Indosat Finance
         7.125%, 06/22/12                                 1,000             994


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     189

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Republic of Indonesia
         8.500%, 10/12/35                                 1,260   $       1,471
         7.500%, 01/15/16                                 3,640           3,905
         7.500%, 01/15/16 (A)                             2,200           2,354
         7.250%, 04/20/15                                   665             700
         7.250%, 04/20/15 (A)                             3,470           3,656
         6.875%, 03/09/17                                   620             646
         6.750%, 03/10/14                                 2,760           2,832
         6.625%, 02/17/37                                 2,550           2,404
         6.625%, 02/17/37 (A)                             1,625           1,552
                                                                  --------------
                                                                         23,015
                                                                  --------------
IRAQ -- 0.7%
   Republic of Iraq
         5.800%, 01/15/28                                10,875           6,906
                                                                  --------------
IRELAND -- 0.1%
   Dal Capital (Vneshtorgbk)
         7.000%, 04/13/09                        RUB     18,000             731
   Transcapit (Transneft) (A)
         6.103%, 06/27/12                                   600             624
                                                                  --------------
                                                                          1,355
                                                                  --------------
JERSEY -- 0.3%
   Aldar Funding
         5.767%, 11/10/11                                   850           1,368
   UBS Jersey Branch MTN (A) (B)
         0.787%, 11/01/13                                 1,180           1,325
                                                                  --------------
                                                                          2,693
                                                                  --------------
LEBANON -- 0.1%
   Lebanese Republic Registered
         8.250%, 04/12/21                                   760             692
                                                                  --------------
LUXEMBOURG -- 1.3%
   Alfa Dividend Payment Rights
      Finance (A) (B)
         7.260%, 12/15/07                                   447             430
   Gaz Capital for Gazprom Registered
         9.625%, 03/01/13                                 1,100           1,259
         8.625%, 04/28/34                                 5,150           6,438
   Kuznetski (Bank of Moscow) (G)
         7.500%, 11/25/15                                 1,300           1,267
   RSHB Captl
         7.175%, 05/16/13                                   250             257
         6.299%, 05/15/17 (A)                             2,320           2,177
   UBS (Vimpelcom)
         8.250%, 05/23/16                                   490             496
         8.250%, 05/23/16                                   200             203
                                                                  --------------
                                                                         12,527
                                                                  --------------

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MALAYSIA -- 2.5%
   Bank Negara Monetary Note (E)
         3.184%, 04/03/08                        MYR     10,290   $       3,022
   Government of Malaysia
         7.500%, 07/15/11                                 5,795           6,355
         3.814%, 02/15/17                                 4,810           1,410
   Government of Malaysia
         3.502%, 05/31/27                        MYR     17,500           4,529
   Penerbangan Malaysia Registered
         5.625%, 03/15/16                                 2,600           2,738
   Petronas Capital Registered
         7.875%, 05/22/12                                   900           1,136
         7.875%, 05/22/22                                 4,390           5,569
                                                                  --------------
                                                                         24,759
                                                                  --------------
MEXICO -- 3.8%
   Mexican Bonos, Ser M10
         8.000%, 12/19/13                        MXP     37,423           3,450
         8.000%, 12/17/15                        MXP     24,000           2,210
         7.250%, 12/15/16                        MXP     14,533           1,272
   Pemex Project Funding Master Trust
         6.625%, 06/15/35                                   400             423
         5.750%, 03/01/18                                 1,165           1,172
   United Mexican States
         8.125%, 12/30/19                                   725             885
         7.500%, 04/08/33                                 1,580           1,904
         5.625%, 01/15/17                                 6,424           6,514
   United Mexican States MTN
         8.300%, 08/15/31                                 5,435           7,100
   United Mexican States MTN, Ser A
         6.750%, 09/27/34                                11,058          12,374
   United Mexican States MTN,
      Ser E
         0.006%, 05/08/17                        EUR      5,000               5
                                                                  --------------
                                                                         37,309
                                                                  --------------
NETHERLANDS -- 0.8%
   HSBK Europe (A)
         7.250%, 05/03/17                                   300             257
   ING Bank MTN, Ser E
         9.625%, 05/30/08                                   600             583
   Kazkommerts International (A)
         7.500%, 11/29/16                                   400             300
   Kazkommerts International
      Registered
         7.500%, 11/29/16                                   800             600
   Lukoil International Finance (A)
         6.656%, 06/07/22                                   405             379


--------------------------------------------------------------------------------
190     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Majapahit Holding (A)
         7.875%, 06/29/37                                   615   $         584
         7.750%, 10/17/16                                 1,300           1,287
         7.750%, 10/17/16                                   200             199
         7.250%, 06/28/17                                   840             798
   Majapaht Holding (A)
         7.250%, 10/17/11                                   885             876
   TGI International (A)
         9.500%, 10/03/17                                   620             634
   White Nights Belagroprom Bank (B)
         8.284%, 12/15/07                                 1,010           1,479
                                                                  --------------
                                                                          7,976
                                                                  --------------
NIGERIA -- 0.2%
   HSBC Bank MTN
         10.500%, 07/28/08                              223,125           1,887
                                                                  --------------
PAKISTAN -- 0.3%
   Pakistan Mobile Communications (A)
         8.625%, 11/13/13                                   330             305
   Republic of Pakistan
         7.875%, 03/31/36                                   320             284
         7.125%, 03/31/16                                   115             100
         7.125%, 03/31/16 (A)                             1,150           1,041
         6.875%, 06/01/17                                 1,100             963
                                                                  --------------
                                                                          2,693
                                                                  --------------
PANAMA -- 2.3%
   Republic of Panama
         9.375%, 01/16/23                                   595             780
         9.375%, 04/01/29                                 1,795           2,446
         8.875%, 09/30/27                                 4,400           5,687
         8.125%, 04/28/34                                   940           1,137
         7.250%, 03/15/15 (C)                             7,700           8,489
         6.700%, 01/26/36                                 4,410           4,644
                                                                  --------------
                                                                         23,183
                                                                  --------------
PERU -- 2.9%
   Banco Credita Del Peru (A) (B)
         7.170%, 10/15/22                        PEI      1,750             589
   Republic of Peru
         8.750%, 11/21/33                                 1,180           1,558
         8.375%, 05/03/16                                 1,000           1,168
         7.350%, 07/21/25                                10,680          12,175
         6.900%, 08/12/37 (A)                             2,500             867
         6.550%, 03/14/37                                   400             416
   Republic of Peru FLIRB,
      Ser 20YR (B)
         6.438%, 03/07/17                                 2,527           2,521
         6.143%, 03/07/08                                 7,891           7,872
         6.143%, 03/07/08                                 1,953           1,948
                                                                  --------------
                                                                         29,114
                                                                  --------------

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PHILIPPINES -- 7.4%
   DMCI Water (I)
         0.000%, 12/31/09                                 1,492   $       1,492
   National Power
         9.625%, 05/15/28                                 1,100           1,335
         6.875%, 11/02/16 (A)                               870             881
   Republic of Philippines
         10.625%, 03/16/25                                5,050           7,221
         9.875%, 01/15/19                                   500             642
         9.500%, 10/21/24                                   200             259
         9.500%, 02/02/30                                10,675          14,198
         9.375%, 01/18/17                                11,140          13,535
         9.000%, 02/15/13                                   500             566
         8.250%, 01/15/14 (C)                             4,060           4,530
         8.000%, 01/15/16                                 7,080           7,930
         7.750%, 01/14/31 (C)                             9,071          10,250
         7.500%, 09/25/24 (C)                             8,059           8,865
         6.375%, 01/15/32 (C)                             1,975           1,931
                                                                  --------------
                                                                         73,635
                                                                  --------------
POLAND -- 0.2%
   Republic of Poland
         5.000%, 10/19/15                                 1,655           1,686
                                                                  --------------
RUSSIA -- 10.1%
   Kazan Orgsintez
         9.250%, 10/30/11                                   330             325
   Orient Express Finance
         9.875%, 07/02/09                        RUB     15,000             570
   Russian Federation Registered
         12.750%, 06/24/28                               12,475          22,661
         7.500%, 03/31/30 (G)                            67,048          76,106
   VTB Capital
         6.609%, 10/31/12                                   800             793
                                                                  --------------
                                                                        100,455
                                                                  --------------
SOUTH AFRICA -- 0.5%
   Republic of South Africa
         6.500%, 06/02/14                                 3,300           3,514
         5.875%, 05/30/22                                 1,355           1,371
                                                                  --------------
                                                                          4,885
                                                                  --------------
SOUTH KOREA -- 0.1%
   Shinhan Bank (B)
         6.819%, 09/20/36                                   590             554
   Woori Bank
         6.208%, 05/02/37                                   560             494
                                                                  --------------
                                                                          1,048
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     191

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
SRI LANKA -- 0.0%
   Republic of Sri Lanka (A)
         8.250%, 10/24/12                                   170   $         159
                                                                  --------------
SUPRA-NATIONAL -- 0.3%
   European Investment Bank
         10.000%, 01/28/11                                3,630           2,789
                                                                  --------------
THAILAND -- 0.3%
   True Move (A)
         10.750%, 12/16/13                                  850             890
         10.375%, 08/01/14                                1,700           1,700
                                                                  --------------
                                                                          2,590
                                                                  --------------
TUNISIA -- 0.1%
   Banque Centrale de Tunisie
         8.250%, 09/19/27                                   420             524
         7.375%, 04/25/12                                   525             569
                                                                  --------------
                                                                          1,093
                                                                  --------------
TURKEY -- 5.7%
   Republic of Turkey
         14.000%, 01/19/11 (E)                              460             388
         11.875%, 01/15/30                                4,145           6,549
         11.000%, 01/14/13                                  990           1,211
         10.000%, 02/15/12                                  550             509
         9.500%, 01/15/14                                 1,085           1,275
         8.000%, 02/14/34                                 1,300           1,456
         7.375%, 02/05/25                                10,960          11,659
         7.250%, 03/15/15                                 5,040           5,380
         7.000%, 09/26/16 (C)                             5,760           6,048
         7.000%, 06/05/20                                 2,700           2,798
         6.875%, 03/17/36                                13,320          13,087
         6.750%, 04/03/18                                 5,600           5,719
                                                                  --------------
                                                                         56,079
                                                                  --------------
UKRAINE -- 2.1%
   Government of Ukraine Registered
         7.650%, 06/11/13 (C)                             5,940           6,252
         6.875%, 03/04/11 (A)                             3,825           3,873
         6.875%, 03/04/11                                   400             409
         6.580%, 11/21/16                                 9,555           9,407
   Naftogaz Ukrainy
         8.125%, 09/30/09                                   600             525
                                                                  --------------
                                                                         20,466
                                                                  --------------
UNITED KINGDOM -- 0.5%
   Barclays Bank (A) (B)
         0.000%, 07/17/22                                   674             714

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston
      International (Export/Import -
      Ukraine)
         7.650%, 09/07/11                                   500    $        500
         6.800%, 10/04/12                                   550             530
   Credit Suisse First Boston for the City
      of Kiev
         8.000%, 11/06/15                                   750             735
   HSBC (Ukrsibbank)
         7.750%, 12/21/11                                   400             393
   Standard Bank (A)
         15.000%, 03/12/12                                  446             403
   Standard Bank MTN, Ser E (B)
         0.000%, 07/20/09                                   509             528
   UK Private Bank (A)
         8.000%, 02/06/12                                   800             716
                                                                  --------------
                                                                          4,519
                                                                  --------------
UNITED STATES -- 0.3%
   Citigroup Funding
         10.000%, 01/03/17 (B)                            1,496           1,553
         6.000%, 05/18/15 (A)                               700             733
   DST
         10.750%, 05/22/09                                1,100           1,100
                                                                  --------------
                                                                          3,386
                                                                  --------------
URUGUAY -- 3.7%
   Republic of Uruguay
         9.250%, 05/17/17                                 7,550           9,041
         8.000%, 11/18/22                                12,487          14,048
         7.625%, 03/21/36                                   535             587
         7.500%, 03/15/15                                 1,900           2,043
         7.250%, 04/05/27                                10,525             477
         5.000%, 09/14/18                        UYU     19,100           1,014
         3.700%, 06/26/37                        UYU    125,904           5,154
   Republic of Uruguay PIK
         7.875%, 01/15/33                                 2,700           3,044
         7.875%, 01/15/33                                 1,200           1,353
                                                                  --------------
                                                                         36,761
                                                                  --------------
VENEZUELA -- 6.0%
   Government of Venezuela
         13.625%, 08/15/18                                1,200           1,512
         10.750%, 09/19/13                                  400             423
         9.375%, 01/13/34                                12,100          11,900
         9.250%, 09/15/27                                30,470          30,135
         8.500%, 10/08/14                                 3,960           3,723
         7.650%, 04/21/25                                   735             623
         6.000%, 12/09/20                                 3,450           2,570
         5.750%, 02/26/16                                 5,900           4,543


--------------------------------------------------------------------------------
192     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Government of Venezuela Registered
         7.000%, 12/01/18                                   500   $         419
   Petroleos De Venezuela
         5.375%, 04/12/27                                 5,605           3,261
         5.250%, 04/12/17                                   800             549
                                                                  --------------
                                                                         59,658
                                                                  --------------
VIRGIN ISLANDS -- 0.4%
   GTL Trade Finance (A)
         7.250%, 10/20/17                                 3,490           3,572
                                                                  --------------
Total Global Bonds
   (Cost $835,511) ($ Thousands)                                        844,717
                                                                  --------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS (F) -- 3.0%

UNITED STATES -- 3.0%
   Deposits with Barclays as
      Collateral for Swap Contracts
      Outstanding                                AED     20,000           5,445
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contracts Outstanding                      TRY        494             419
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contracts Outstanding                                 600             600
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contracts Outstanding                                 600             600
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contracts Outstanding                                 940             940
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contracts Outstanding                                 940             940
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contracts Outstanding                               2,400           2,400
   Deposits with Deutsche Bank as
      Collateral for Swap Contracts
      Outstanding                                IDR  6,122,829             654
   Deposits with Goldman Sachs as
      Collateral for Swap Contracts
      Outstanding                                BRL      3,752           2,112
   Deposits with HSBC as Collateral
      for Swap Contracts
      Outstanding                                TRY      4,218           3,579
   Deposits with JPMorgan Chase as
      Collateral for Swap Contracts
      Outstanding                                         2,992           2,992
   Deposits with JPMorgan Chase as
      Collateral for Swap Contracts
      Outstanding                                         1,047           1,047

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Deposits with Merrill Lynch as
      Collateral for Swap Contracts
      Outstanding                                           243    $        243
   Deposits with Merrill Lynch as
      Collateral for Swap Contracts
      Outstanding                                         2,200           2,200
   Deposits with Standard Bank as
      Collateral for Swap Contracts
      Outstanding                                         4,500           4,500
   Deposits with Standard Bank as
      Collateral for Swap Contracts
      Outstanding                                           175             175
   Deposits with Standard Bank as
      Collateral for Swap Contracts
      Outstanding                                            72              72
   Deposits with UBS as Collateral
      for Swap Contracts
      Outstanding                                NGN     44,062             373
                                                                  --------------
Total Deposit with Counterparty as
   Collateral for Swap Contracts
   (Cost $28,568) ($ Thousands)                                          29,291
                                                                  --------------
LOAN PARTICIPATIONS -- 1.1%

EGYPT -- 0.2%
   Egyptian Urea Petrochemical
         0.000%, 07/01/17                                 1,750           1,750
                                                                  --------------
GERMANY -- 0.1%
   Rike
         0.000%, 08/17/11                                 1,200           1,200
                                                                  --------------
TURKEY -- 0.8%
   Cukurova, Ser A
         0.000%, 05/01/08                                 4,450           4,338
   Cukurova, Ser B
         0.000%, 05/01/12                                 3,850           3,754
                                                                  --------------
                                                                          8,092
                                                                  --------------
UNITED STATES -- 0.0%
   Baja Ferries
         5.100%, 01/26/17                                   314             314
                                                                  --------------
Total Loan Participations
   (Cost $11,563) ($ Thousands)                                          11,356
                                                                  --------------

CORPORATE OBLIGATIONS (D) -- 0.1%

UNITED STATES -- 0.1%
   SLM MTN
         4.660%, 12/17/07                                 1,195           1,195
                                                                  --------------
Total Corporate Obligations
   (Cost $1,195) ($ Thousands)                                            1,195
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     193

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)
November 30, 2007

--------------------------------------------------------------------------------
                                          Shares/Face Amount(1)    Market Value
Description                                         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
                                                      Number of
                                                       Warrants
                                                      ---------
WARRANTS -- 0.0%

CYPRUS -- 0.0%
Teorema Holding, Expires 10/27/09*                           --   $         139
                                                                  --------------
Total Warrants
   (Cost $47) ($ Thousands)                                                 139
                                                                  --------------

CASH EQUIVALENT (D) -- 6.7%

UNITED STATES -- 6.7%
   SEI Liquidity Fund, L.P.,
      5.110%**+ (D)                                  66,287,000          66,287
                                                                  --------------
Total Cash Equivalents
   (Cost $66,287) ($ Thousands)                                          66,287
                                                                  --------------

U.S. TREASURY OBLIGATION -- 3.5%

UNITED STATES -- 3.5%
   U.S. Treasury Note
         4.875%, 08/31/08                                34,055          34,419
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $34,227) ($ Thousands)                                          34,419
                                                                  --------------
Total Investments -- 99.8%
   (Cost $977,398) ($ Thousands)                                  $     987,404
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                     NUMBER OF                    APPRECIATION
        TYPE OF                      CONTRACTS    EXPIRATION     (DEPRECIATION)
        CONTRACT                   LONG (SHORT)      DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                 10         Dec-2007       $          60
U.S. Long Treasury Bond                 19         Mar-2008
                                                                            (10)
                                                                  --------------
                                                                  $          50
                                                                  ==============

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                               CURRENCY            CURRENCY       APPRECIATION
MATURITY                      TO DELIVER          TO RECEIVE    (DEPRECIATION)
  DATE                        (THOUSANDS)         (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
12/04/07-01/03/08         BRL       43,252     USD     24,550     $         219
2/28/08                   TRY        3,227     USD      2,583               (93)
1/8/08                    PLZ        5,719     USD      2,300               (25)
1/17/08                   EUR        6,290     USD      8,956              (284)
1/07/08-04/07/08          KRW    3,821,160     USD      4,146               (46)
4/9/08                    KZT      390,773     USD      3,140                (9)
12/26/07-04/01/08         USD        4,200     AED     15,349                70
1/07/08-04/07/08          USD        4,200     KRW      3,821                (9)
1/21/08                   USD        1,200     PHP     52,848                34
01/18/07-03/26/08         USD       16,519     PLZ     43,354             1,088
01/22/08-02/04/08         USD        8,600     SGD     12,515                92
12/4/07                   USD       16,039     BRL     28,285              (123)
1/25/08                   USD        3,000     INR    119,370                 8
1/10/08                   USD          150     NGN     19,272                12
02/18/07-01/25/08         USD        3,771     RUB     95,127               115
01/14/08-01/31/08         USD        7,650     HUF      1,351               165
2/28/08                   USD        2,030     TRY      2,536                72
                                                                  --------------
                                                                  $       1,286
                                                                  =============

A summary of outstanding swap agreements held by the Fund at November 30, 2007, is as follows:
--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------

                                                                                          NET UNREALIZED
                                                                            NOTIONAL       APPRECIATION
                                                           EXPIRATION        AMOUNT       (DEPRECIATION)
DESCRIPTION                                                   DATE        (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the
   Brazilian CDI Index times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Merrill Lynch)                            08/15/10    BRL       400          $     53

Fund receives payment at maturity on the
   Brazilian CDI Index times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                           08/15/10    BRL     4,450               544

Fund receives payment at maturity on the
   Brazilian CDI Index times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                           05/15/11    BRL     1,577               157

Fund receives payment at maturity on the
   Brazilian CDI Index times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Goldman Sachs)                            01/01/17    BRL     3,700              (256)

Fund receives payment at maturity on the
   Gazprom times the notional amount. Fund
   receives payment if the return on the spread
   appreciates over the payment period and
   pays if the return on the spread depreciates
   over the payment period. (Counterparty:
   Standard Bank)                                           05/17/08            4,500                --

Fund receives payment at maturity on the
   Government of Indonesia 12.000%,
   09/15/11, times the notional amount. Fund
   receives payment if the return on the spread
   appreciates over the payment period and
   pays if the return on the spread depreciates
   over the payment period. (Counterparty:
   Deutsche Bank)                                           09/15/11    IDR 5,400,000               (25)

Fund receives payment at maturity on Jafz
   Sukuk 11/27/12. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Barclays)                                 11/27/12    AED    20,000                --

Fund receives payment at maturity on the
   Nigerian NGN Index times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Standard Bank)                            01/04/08    NGN    24,630                18

Fund receives payment at maturity on the
   Nigerian NGN Index times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Standard Bank)                            12/16/08    NGN     9,152                 7

Fund receives payment at maturity on the
   Nigerian Treasury Bond 9.350%, 08/31/17
   times the notional amount. Fund receives
   payment if the return on the spread appreci-
   ates over the payment period and pays if the
   return on the spread depreciates over the
   payment period. (Counterparty: UBS)                      08/31/17    NGN    48,340                --

Fund receives payment at maturity on Osjc
   Zaporozh Term Loan Reference Obligation.
   Fund receives payment if the return on the
   spread appreciates over the payment period
   and pays if the return on the spread depreci-
   ates over the payment period. (Counterparty:
   Merrill Lynch)                                           10/31/20            2,200                --

Fund receives payment at maturity on the
   Turkish TRY Index times the notional amount.
   Fund receives payment if the return on the
   spread appreciates over the payment period
   and pays if the return on the spread depreci-
   ates over the payment period. (Counterparty:
   Credit Suisse First Boston)                              03/07/12    TRY       500                35


--------------------------------------------------------------------------------
194     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------------------------------
                                                                                          NET UNREALIZED
                                                                            NOTIONAL       APPRECIATION
                                                           EXPIRATION        AMOUNT       (DEPRECIATION)
DESCRIPTION                                                   DATE        (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the
   Turkish TRY Index times the notional amount.
   Fund receives payment if the return on the
   spread appreciates over the payment period
   and pays if the return on the spread depreci-
   ates over the payment period. (Counterparty:
   HSBC)                                                    03/07/12      TRY   4,350          $     334
                                                                                               ---------
                                                                                               $     867
                                                                                               =========

--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------

                                                                                          NET UNREALIZED
                                                                            NOTIONAL        APPRECIATION
                                                           EXPIRATION        AMOUNT       (DEPRECIATION)
DESCRIPTION                                                   DATE        (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.4000%
   (1.600% per annum) times the notional
   amount of JSC Gazprom, 8.625%, 04/28/34.
   Upon a defined credit event, Fund pays the
   notional amount and takes receipt of the
   defined deliverable obligation. (Counterparty:
   Credit Suisse First Boston)                              08/20/16              600          $     (23)

Fund receives semi-annual payment of 2.8750%
   (5.750% per annum) times the notional
   amount of Naftogaz Ukrainy, 8.125%,
   09/30/09. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)               12/20/07              940                 20

Fund receives semi-annual payment of 2.8750%
   (5.750% per annum) times the notional
   amount of Naftogaz Ukrainy, 8.125%,
   09/30/09. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)               12/20/08              940                (36)

Fund receives semi-annual payment of 2.8750%
   (5.750% per annum) times the notional
   amount of Naftogaz Ukrainy, 8.125%,
   09/30/09. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)               12/20/09            2,400               (180)

Fund receives semi-annual payment of 2.6000%
   (5.200% per annum) times the notional
   amount of Naftogaz Ukrainy, 8.125%,
   09/30/09. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Credit Suisse First Boston)               02/20/11              600                (77)

Fund receives semi-annual payment of 0.8400%
   (1.680% per annum) times the notional
   amount of Republic of Turkey, 11.875%,
   01/15/30. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Citigroup)                                11/20/12            3,800                  2

Fund receives semi-annual payment of 0.8100%
   (1.620% per annum) times the notional
   amount of Republic of Turkey, 11.875%,
   01/15/30. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                           02/12/12            4,230                 36

Fund receives semi-annual payment of 0.9600%
   (1.920% per annum) times the notional
   amount of Republic of Turkey, 11.875%,
   01/15/30. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                           03/20/12            2,210                 40

Fund receives semi-annual payment of 0.5180%
   (1.035% per annum) times the notional
   amount of Russian Federatiion, 7.500%,
   0./31/30. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                           09/17/17           10,925                (31)

Fund receives quarterly payment of 1.5000%
   (3.000% per annum) times the notional
   amount of Republic of Venezuela, 9.250%,
   09/15/27. Upon a defined credit event, Fund
   pays the notional amount and takes receipt of
   the defined deliverable obligation.
   (Counterparty: Lehman Brothers)                          07/20/17           13,500             (1,609)
                                                                                               ---------
                                                                                               $  (1,858)
                                                                                               =========

--------------------------------------------------------------------------------
                               INTEREST RATE SWAPS
--------------------------------------------------------------------------------

                                                                                          NET UNREALIZED
                                                                            NOTIONAL        APPRECIATION
                                                           EXPIRATION        AMOUNT       (DEPRECIATION)
DESCRIPTION                                                   DATE        (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------
Pay fixed rate of 10.630% and receive floating
   rate, rate based on BRL CDI Index.
   (Counterparty: Lehman Brothers)                          01/02/12            7,200          $    (175)

Receive fixed rate of 10.650% and pay floating
   rate, rate based on BRL CDI Index.
   (Counterparty: Lehman Brothers)                          01/02/12            6,100               (149)

Receive fixed rate of 10.880% and pay floating
   rate, rate based on BRL CDI Index.
   (Counterparty: Lehman Brothers)                          01/02/12            4,400                (96)

Receive fixed rate of 11.093% and pay floating
   rate, rate based on BRL CDI Index.
   (Counterparty: Lehman Brothers)                          01/02/12           11,800               (219)
                                                                                               ---------
                                                                                               $    (639)
                                                                                               =========

Percentages are based on Net Assets of $989,499 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of November 30, 2007.

+     Investment in Affiliated Security (see Note 3).

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(C) This security or a partial position of this security is on loan at November 30, 2007 (see Note 9). The total value of securities on loan at November 30, 2007 was $62,632 ($ Thousands).

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2007 was $67,482 ($ Thousands).

(E)   The rate reported is the effective yield at time of purchase.

(F) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2007. The coupon on a step bond changes on a specified date.

(H)   Security in default on interest payments.

(I) Securities considered illiquid. The total value of such securities as of November 30, 2007 was $1,492 ($ Thousands) and represented 0.15% of Net Assets.

AED -- United Arab Emirates Dirham
BRL -- Brazilian Real
COP -- Chilean Peso
EUR -- Euro
FLIRB -- Front Loaded Interest Reduction Bond
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
L.P. -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
MYR -- Malaysian Ringgit
NGN -- Nigerian Naira
PEI -- Peruvian Inca
PIK -- Payment-in-Kind
PLZ -- Polish Zloty
RUB -- Russian Ruble
Ser -- Series
TRY -- New Turkish Lira
USD -- U.S. Dollar
UYU -- Uruguay Peso

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     195

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Plus Fund
November 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+++:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Obligations       96.5%
Short-Term Investments           3.5%

+++ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                Face Amount        Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 95.3%
   U.S. Treasury Bills (A) (C)
         4.238%, 12/06/07                         $       9,083   $       9,081
         3.761%, 01/17/08                                 2,348           2,339
   U.S. Treasury Bonds (B)
         2.500%, 07/15/16                                19,069          20,476
         2.375%, 04/15/11                                28,364          29,576
         2.000%, 07/15/14-01/15/16                       57,954          59,861
         1.875%, 07/15/13-07/15/15                       23,001          23,756
         0.875%, 04/15/10                                30,330          30,238
   U.S. Treasury Notes (B)
         4.250%, 01/15/10                                   480             513
         3.875%, 01/15/09                                11,467          11,852
         3.500%, 01/15/11                                   482             519
         3.375%, 01/15/12                                 8,866           9,675
         3.000%, 07/15/12                                26,244          28,432
         2.625%, 07/15/17                                   541             589
         2.375%, 01/15/17                                18,738          19,919
         2.000%, 04/15/12-01/15/14                       26,550          27,479
         1.625%, 01/15/15                                26,997          27,184
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $287,358) ($ Thousands)                                        301,489
                                                                  --------------

CASH EQUIVALENT -- 3.5%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.020%+*                                 11,056,423          11,056
                                                                  --------------
Total Cash Equivalent
   (Cost $11,056) ($ Thousands)                                          11,056
                                                                  --------------
Total Investments -- 98.8%
   (Cost $298,414) ($ Thousands)                                  $     312,545
                                                                  ==============

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------

                                                             UNREALIZED
                                NUMBER OF                   APPRECIATION
            TYPE OF             CONTRACTS     EXPIRATION   (DEPRECIATION)
            CONTRACT           LONG (SHORT)      DATE       ($ THOUSANDS)
---------------------------------------------------------------------------
Australia 10 Year Bond Index       (11)        Dec-2007             $  (19)
Amsterdam Index                      6         Dec-2007                  9
CAC40 10 Euro                       (3)        Dec-2007                (11)
Canadian 10 Year Bond Index        (60)        Mar-2008                 37
DAX Index                          (13)        Dec-2007                 47
Euro-Bond                          (94)        Dec-2007               (157)
Euro-Bond                         (163)        Mar-2008                124
Euro-Schatz                        (97)        Mar-2007                 25
FTSE 100 Index                     (10)        Dec-2007                 28
IBEX 35 Plus Index                 (29)        Dec-2007                 27
Hang Seng Index                     36         Dec-2007                339
Japan 10 Year Bond Index            35         Dec-2007                440
Long Gilt 10 Year Index            (60)        Mar-2008                 65
Russell Index E-Mini               (15)        Dec-2007                 47
S&P 500 Index                       25         Dec-2007               (145)
S&P/MIB Index                       12         Dec-2007               (115)
S&P/TSE 60 Index                   (36)        Dec-2007                 40
SPI 200 Index                      (26)        Dec-2007                (40)
Topix Index                         27         Dec-2007                (10)
U.S. 10 Year Treasury Note         188         Dec-2007               (142)
U.S. Long Treasury Bond             99         Mar-2008                (47)
                                                                    -------
                                                                    $  542
                                                                    =======

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------

                                                             UNREALIZED
                          CURRENCY          CURRENCY        APPRECIATION
      MATURITY           TO DELIVER        TO RECEIVE      (DEPRECIATION)
        DATE             (THOUSANDS)       (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------
12/18/07               DKK       2,946   USD         560         $    (20)
12/18/07               NOK          29   USD           5               --
12/18/07               USD          97   NOK         548                2
12/18/07               USD      10,390   SGD      15,594              408
12/19/07               EUR      20,169   USD      28,902             (714)
12/19/07               SGD         156   USD         105               (2)
12/19/07               USD         550   DKK       2,946               30
12/18/07-12/19/07      JPY   3,247,604   USD      29,181             (170)
12/18/07-12/19/07      NZD      35,412   USD      25,955           (1,117)
12/18/07-12/19/07      SEK      85,634   USD      12,372             (140)
12/18/07-12/19/07      USD      23,764   AUD      27,294              352
12/18/07-12/19/07      USD      28,163   CAD      27,655             (484)
12/18/07-12/19/07      USD      34,653   CHF      44,002            1,013
12/18/07-12/19/07      USD      25,441   GBP      13,377              167
12/18/07-03/19/08      USD      29,775   JPY   3,315,242              334
12/18/07-03/19/08      USD      33,294   NZD      45,047            1,120
12/18/07-03/19/08      AUD      27,137   USD      23,929              (10)
12/18/07-03/19/08      CAD      26,430   USD      26,128             (327)
12/18/07-03/19/08      CHF      60,493   USD      52,113           (1,591)
12/18/07-03/19/08      GBP       9,429   USD      19,196             (171)
12/18/07-03/19/08      USD      27,550   EUR      24,386              999
12/18/07-03/19/08      USD      16,085   SEK     112,804              128
                                                                 ---------
                                                                 $   (193)
                                                                 =========


--------------------------------------------------------------------------------
196     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $316,324 ($ Thousands).

*     Rate shown is the 7-day effective yield as of November 30, 2007.

+     Investment in Affiliated Security (see Note 3).

(A)   The rate reported is the effective yield at time of purchase.

(B)   Treasury Inflation Index Notes

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- U.S. Dollar

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     197

Statements of Assets and Liabilities ($ Thousands)

November 30, 2007 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                     LARGE CAP            LARGE CAP
                                                                                                   DIVERSIFIED          DISCIPLINED
                                                                                LARGE CAP                ALPHA               EQUITY
                                                                                     FUND                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
        Investments at value+                                                  $  391,449*           $ 445,382          $ 6,798,680*
        Affiliated investment, at value++                                          41,849               79,680            2,299,707
        Cash                                                                           --                  207                4,445
        Foreign currency, at value+++                                                  --                   --                1,080
        Restricted cash held for swaps                                                 --                   --                2,178
        Restricted cash held for securities sold short                                 --                  912                   --
        Receivable for investment securities sold                                   2,383                  447               24,740
        Dividends and interest receivable                                             758                  664               15,041
        Receivable for fund shares sold                                               126                  225               37,281
        Receivable for variation margin                                                76                  711               16,254
        Foreign tax reclaim receivable                                                 --                   --                   --
        Unrealized gain on foreign spot currency contracts                             --                   --                   --
        Unrealized gain on forward foreign currency contracts                          --                   --                  659
        Prepaid expenses                                                                1                    2                    8
------------------------------------------------------------------------------------------------------------------------------------
        Total Assets                                                              436,642              528,230            9,200,073
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
        Payable upon return on securities loaned                                   31,823                   --              493,645
        Payable for fund shares redeemed                                              147                  117               53,975
        Payable for investment securities purchased                                 2,021                  281               28,369
        Payable for securities sold short #                                            --               68,029                   --
        Payable for variation margin                                                   --                   --                  129
        Payable to custodian                                                          372                   --                   --
        Unrealized loss on foreign spot currency contracts                             --                   --                   --
        Unrealized loss on forward foreign currency contracts                          --                   --                  559
        Swap contracts at value++++                                                    --                   --                   --
        Options written, at value+++++                                                 --                   --                   --
        Investment advisory fees payable                                               79                  110                1,194
        Trustees fees payable                                                           1                    1                   11
        Chief Compliance Officer fees payable                                          --                   --                    2
        Accrued expense payable                                                        44                    8                  234
        Accrued foreign capital gains tax on appreciated securities                    --                   --                   --
------------------------------------------------------------------------------------------------------------------------------------
        Total Liabilities                                                          34,487               68,546              578,118
------------------------------------------------------------------------------------------------------------------------------------
        Net Assets                                                             $  402,155            $ 459,684          $ 8,621,955
====================================================================================================================================
    +   Cost of investments                                                       319,491              419,480            6,082,954
   ++   Cost of affiliated investments                                             41,849               81,974            2,347,758
  +++   Cost of foreign currency                                                       --                   --                1,088
 ++++   Premiums received                                                              --                   --                   --
+++++   Premiums received                                                              --                   --                   --
    #   Proceeds from securities sold short                                            --              (71,356)                  --
    *   Includes market value of securities on loan                                30,978                   --              482,193
NET ASSETS:
        Paid-in-Capital -- (unlimited authorization -- no par value)           $  431,571            $ 422,990          $ 7,692,966
        Undistributed net investment income                                         1,263                  899               21,616
        Accumulated net realized gain (loss) on investments,
           option contracts, swaptions, futures, securities sold
           short, swap contracts and foreign currency                            (102,443)               8,725              237,127
        Net unrealized appreciation on investments, securities sold
           short, option contracts and swaptions                                   71,958               26,935              667,675
        Net unrealized appreciation (depreciation) on futures
           contracts                                                                 (194)                 126                2,169
        Net unrealized depreciation on swap contracts                                  --                   --                   --
        Net unrealized appreciation (depreciation) on forward
           foreign currency contracts, foreign currencies and
           translation of other assets and liabilities denominated
           in foreign currencies                                                       --                    9                  402
        Accumulated foreign capital gains tax on appreciated
           securities                                                                  --                   --                   --
------------------------------------------------------------------------------------------------------------------------------------
        Net Assets                                                             $  402,155            $ 459,684          $ 8,621,955
====================================================================================================================================
        Net Asset Value, Offering and Redemption Price Per Share
           -- Class A                                                          $    19.81            $   11.37          $     13.58
                                                                           ($402,155,171 /     ($459,684,311 /    ($8,621,954,535 /
                                                                        20,295,683 shares)   40,440,171 shares)  634,946,141 shares)
====================================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
198     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                LARGE CAP                             SMALL/MID CAP
                                                                                    INDEX            SMALL CAP               EQUITY
                                                                                     FUND                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
        Investments at value+                                                   $ 375,556*         $ 1,808,030*         $ 2,201,834*
        Affiliated investment, at value++                                          45,450              571,387              586,395
        Cash                                                                            1                3,236                3,229
        Foreign currency, at value+++                                                  --                1,029                   41
        Restricted cash held for swaps                                                 --                   --                   --
        Restricted cash held for securities sold short                                 --                   --                   --
        Receivable for investment securities sold                                   1,349               14,695               11,123
        Dividends and interest receivable                                             765                1,471                2,381
        Receivable for fund shares sold                                                96                1,182               29,423
        Receivable for variation margin                                                75                  169                  329
        Foreign tax reclaim receivable                                                 --                   --                    1
        Unrealized gain on foreign spot currency contracts                             --                   --                   --
        Unrealized gain on forward foreign currency contracts                          --                    6                   --
        Prepaid expenses                                                               --                    2                    2
------------------------------------------------------------------------------------------------------------------------------------
        Total Assets                                                              423,292            2,401,207            2,834,758
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
        Payable upon return on securities loaned                                   37,727              505,280              528,662
        Payable for fund shares redeemed                                              320               31,434                2,343
        Payable for investment securities purchased                                   103               11,627               37,702
        Payable for securities sold short #                                            --                   --                   --
        Payable for variation margin                                                   --                   --                   --
        Payable to custodian                                                           --                   --                   --
        Unrealized loss on foreign spot currency contracts                             --                   --                    7
        Unrealized loss on forward foreign currency contracts                          --                   --                   --
        Swap contracts at value++++                                                    --                   --                   --
        Options written, at value+++++                                                 --                   --                   --
        Investment advisory fees payable                                               14                  816                  892
        Trustees fees payable                                                           1                    3                    2
        Chief Compliance Officer fees payable                                          --                   --                   --
        Accrued expense payable                                                        15                   78                   57
        Accrued foreign capital gains tax on appreciated securities                    --                   --                   --
------------------------------------------------------------------------------------------------------------------------------------
        Total Liabilities                                                          38,180              549,238              569,665
------------------------------------------------------------------------------------------------------------------------------------
        Net Assets                                                              $ 385,112          $ 1,851,969          $ 2,265,093
====================================================================================================================================
    +   Cost of investments                                                       249,917            1,731,582            2,166,197
   ++   Cost of affiliated investments                                             45,450              571,387              586,395
  +++   Cost of foreign currency                                                       --                1,023                   36
 ++++   Premiums received                                                              --                   --                   --
+++++   Premiums received                                                              --                   --                   --
    #   Proceeds from securities sold short                                            --                   --                   --
    *   Includes market value of securities on loan                                36,986              484,828              507,766
NET ASSETS:
        Paid-in-Capital -- (unlimited authorization -- no par value)            $ 250,381          $ 1,583,176          $ 2,112,372
        Undistributed net investment income                                         1,457                  989                3,419
        Accumulated net realized gain (loss) on investments,
           option contracts, swaptions, futures, securities sold
           short, swap contracts and foreign currency                               7,705              190,744              114,304
        Net unrealized appreciation on investments, securities sold
           short, option contracts and swaptions                                  125,639               76,448               35,637
        Net unrealized appreciation (depreciation) on futures
           contracts                                                                  (70)                 594                 (633)
        Net unrealized depreciation on swap contracts                                  --                   --                   --
        Net unrealized appreciation (depreciation) on forward
           foreign currency contracts, foreign currencies and
           translation of other assets and liabilities denominated
           in foreign currencies                                                       --                   18                   (6)
        Accumulated foreign capital gains tax on appreciated
           securities                                                                  --                   --                   --
------------------------------------------------------------------------------------------------------------------------------------
        Net Assets                                                              $ 385,112          $ 1,851,969          $ 2,265,093
====================================================================================================================================
        Net Asset Value, Offering and Redemption Price Per Share
           -- Class A                                                           $  130.64          $     14.75          $     13.48
                                                                          ($385,111,733 /    ($1,851,968,770 /    ($2,265,093,459 /
                                                                         2,947,869 shares)  125,536,833 shares)  168,049,803 shares)
====================================================================================================================================

---------------------------------------------------------------------------------------------------------------
                                                                            INTERNATIONAL         WORLD EQUITY
                                                                                   EQUITY                EX-US
                                                                                     FUND                 FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
        Investments at value+                                                 $ 1,618,428*         $ 2,932,431*
        Affiliated investment, at value++                                         109,624              184,928
        Cash                                                                       59,650               62,232
        Foreign currency, at value+++                                               5,977               15,285
        Restricted cash held for swaps                                                 --                   --
        Restricted cash held for securities sold short                                 --                   --
        Receivable for investment securities sold                                  44,461              131,422
        Dividends and interest receivable                                           3,339                4,862
        Receivable for fund shares sold                                               384               48,041
        Receivable for variation margin                                             1,811                3,359
        Foreign tax reclaim receivable                                                537                  320
        Unrealized gain on foreign spot currency contracts                             67                   69
        Unrealized gain on forward foreign currency contracts                       6,272                2,259
        Prepaid expenses                                                                6                    3
---------------------------------------------------------------------------------------------------------------
        Total Assets                                                            1,850,556            3,385,211
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
        Payable upon return on securities loaned                                  104,820              131,608
        Payable for fund shares redeemed                                            8,768                2,951
        Payable for investment securities purchased                               120,600              309,488
        Payable for securities sold short #                                            --                   --
        Payable for variation margin                                                    2                   39
        Payable to custodian                                                           --                   --
        Unrealized loss on foreign spot currency contracts                             41                   32
        Unrealized loss on forward foreign currency contracts                       7,180                4,966
        Swap contracts at value++++                                                 1,856                3,582
        Options written, at value+++++                                                 56                   99
        Investment advisory fees payable                                              449                1,283
        Trustees fees payable                                                           3                    3
        Chief Compliance Officer fees payable                                           4                    4
        Accrued expense payable                                                       151                  154
        Accrued foreign capital gains tax on appreciated securities                    --                1,063
---------------------------------------------------------------------------------------------------------------
        Total Liabilities                                                         243,930              455,272
---------------------------------------------------------------------------------------------------------------
        Net Assets                                                            $ 1,606,626          $ 2,929,939
===============================================================================================================
+       Cost of investments                                                     1,350,536            2,602,776
++      Cost of affiliated investments                                            109,624              184,928
+++     Cost of foreign currency                                                    5,890               15,251
++++    Premiums received                                                             164                  409
+++++   Premiums received                                                              (4)                  (8)
#       Proceeds from securities sold short                                            --                   --
*       Includes market value of securities on loan                               100,027              126,891
NET ASSETS:
        Paid-in-Capital -- (unlimited authorization -- no par value)          $ 1,070,571          $ 2,409,957
        Undistributed net investment income                                        42,449               49,208
        Accumulated net realized gain (loss) on investments,
           option contracts, swaptions, futures, securities sold
           short, swap contracts and foreign currency                             228,150              145,017
        Net unrealized appreciation on investments, securities sold
           short, option contracts and swaptions                                  267,840              329,564
        Net unrealized appreciation (depreciation) on futures
           contracts                                                                  908                3,853
        Net unrealized depreciation on swap contracts                              (2,020)              (3,991)
        Net unrealized appreciation (depreciation) on forward
           foreign currency contracts, foreign currencies and
           translation of other assets and liabilities denominated
           in foreign currencies                                                   (1,272)              (2,615)
        Accumulated foreign capital gains tax on appreciated
           securities                                                                  --               (1,054)
---------------------------------------------------------------------------------------------------------------
        Net Assets                                                            $ 1,606,626          $ 2,929,939
===============================================================================================================
        Net Asset Value, Offering and Redemption Price Per Share
           -- Class A                                                         $     14.19          $     16.41
                                                                        ($1,606,625,792 /    ($2,929,939,426 /
                                                                       113,219,873 shares)  178,584,619 shares)
===============================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     199

Statements of Assets and Liabilities ($ Thousands)

November 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 ENHANCED                 CORE           HIGH YIELD
                                                                                   INCOME         FIXED INCOME                 BOND
                                                                                     FUND                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                                $      147,597     $      7,273,526*    $      1,304,069*
      Affiliated investment, at value++                                            74,222            1,463,521              236,648
      Repurchase agreements+                                                        2,100              401,200                   --
      Cash                                                                          6,274                7,969                   --
      Foreign currency, at value+++                                                    --                   --                   --
      Restricted cash held for swaps                                                   --                3,590                   --
      Receivable for investment securities sold                                       996              531,713                7,815
      Dividends and interest receivable                                             1,064               42,045               28,015
      Receivable for fund shares sold                                                 177               11,563               14,358
      Receivable for variation margin                                                  53                  530                   --
      Foreign tax reclaim receivable                                                    2                  324                   82
      Unrealized gain on foreign spot currency contracts                               --                   --                   --
      Unrealized gain on forward foreign currency contracts                         1,578                  568                   --
      Swap contracts at value ++++                                                     --                   --                   --
      Prepaid expenses                                                                 --                   11                    3
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                234,063            9,736,560            1,590,990
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                         --            1,312,034              173,630
      Payable for fund shares redeemed                                                  1               70,260                2,014
      Income distribution payable                                                      --                  622                  150
      Payable for investment securities purchased                                   6,653            1,692,925               30,867
      Payable to custodian                                                             --                   --                5,126
      Payable for variation margin                                                     46                  473                   --
      Overdraft of Foreign currency, at value+++                                       --                1,084                   --
      Unrealized loss on forward foreign currency contracts                         2,061                1,323                   --
      Swap contracts at value++++                                                   1,134               38,772                   --
      Options written, at value+++++                                                   --                2,289                   --
      Swaptions##                                                                      --                6,797                   --
      Investment advisory fees payable                                                 74                  634                  378
      Trustees fees payable                                                            --                    8                    2
      Chief Compliance Officer fees payable                                            --                    6                   --
      Accrued expense payable                                                           8                  201                   40
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                             9,977            3,127,428              212,207
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                           $      224,086     $      6,609,132     $      1,378,783
====================================================================================================================================
    + Cost of investments and repurchase agreements                               154,122            7,599,684            1,363,490
   ++ Cost of affiliated investments                                               76,483            1,463,521              236,648
  +++ Cost of foreign currency                                                         --               (1,279)                  --
 ++++ Premiums received                                                                14              (28,369)                  --
+++++ Premiums received                                                                --               (2,389)                  --
   ## Premiums received                                                                --               (3,050)                  --
    * Includes market value of securities on loan                                      --            1,182,434              162,416
NET ASSETS:
      Paid-in-Capital -- (unlimited authorization -- no par value)         $      232,496     $      6,569,830     $      1,437,139
      Undistributed net investment income
        (Accumulated net investment loss)                                           1,249               (1,034)                  29
      Accumulated net realized gain (loss) on investments,
        option contracts, swaptions, futures, securities sold short,
        swap contracts and foreign currency                                        (1,275)             (24,781)               1,036
      Net unrealized appreciation (depreciation) on investments,
        securities sold short, option contracts and swaptions                      (6,686)              71,395              (59,421)
      Net unrealized appreciation (depreciation) on futures contracts                 (72)               4,788                   --
      Net unrealized appreciation (depreciation) on swap contracts                 (1,148)             (10,403)                  --
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
        other assets and liabilities denominated in foreign currencies               (478)                (663)                  --
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                           $      224,086     $      6,609,132     $      1,378,783
====================================================================================================================================
      Net Asset Value, Offering and Redemption Price Per Share --
        Class A                                                            $         9.54     $          10.20     $           9.63
                                                                          ($224,085,935 /    ($6,609,131,731 /    ($1,378,783,231 /
                                                                        23,488,183 shares)  647,708,312 shares)  143,115,523 shares)
====================================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
200     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------------------------------------
                                                                                      LONG            EXTENDED
                                                                                  DURATION            DURATION
                                                                                      FUND                FUND
--------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                                 $      190,160      $      663,162
      Affiliated investment, at value++                                              1,367              22,989
      Repurchase agreements+                                                            --                  --
      Cash                                                                             657               2,249
      Foreign currency, at value+++                                                     --                  --
      Restricted cash held for swaps                                                    --                  --
      Receivable for investment securities sold                                        970                 273
      Dividends and interest receivable                                                867               2,273
      Receivable for fund shares sold                                                   --              62,900
      Receivable for variation margin                                                   --                  --
      Foreign tax reclaim receivable                                                    --                  --
      Unrealized gain on foreign spot currency contracts                                --                  --
      Unrealized gain on forward foreign currency contracts                             --                  --
      Swap contracts at value ++++                                                   4,334              63,610
      Prepaid expenses                                                                   1                   1
--------------------------------------------------------------------------------------------------------------
      Total Assets                                                                 198,356             817,457
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                          --                  --
      Payable for fund shares redeemed                                                  --                  --
      Income distribution payable                                                       --                  --
      Payable for investment securities purchased                                    2,181              37,092
      Payable to custodian                                                              --                  --
      Payable for variation margin                                                       1                 141
      Overdraft of Foreign currency, at value+++                                        --                  --
      Unrealized loss on forward foreign currency contracts                             --                  --
      Swap contracts at value++++                                                       --                  --
      Options written, at value+++++                                                    --                  --
      Swaptions##                                                                       --                  --
      Investment advisory fees payable                                                  28                 104
      Trustees fees payable                                                             --                   1
      Chief Compliance Officer fees payable                                             --                  --
      Accrued expense payable                                                           14                  16
--------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                              2,224              37,354
--------------------------------------------------------------------------------------------------------------
      Net Assets                                                            $      196,132      $      780,103
==============================================================================================================
    + Cost of investments and repurchase agreements                                196,830             683,527
   ++ Cost of affiliated investments                                                 1,367              22,989
  +++ Cost of foreign currency                                                          --                  --
 ++++ Premiums received                                                             (3,558)            (10,874)
+++++ Premiums received                                                                 --                  --
   ## Premiums received                                                                 --                  --
    * Includes market value of securities on loan                                       --                  --
NET ASSETS:
      Paid-in-Capital -- (unlimited authorization -- no par value)          $      201,281      $      742,309
      Undistributed net investment income
        (Accumulated net investment loss)                                             (783)             (1,861)
      Accumulated net realized gain (loss) on investments,
        option contracts, swaptions, futures, securities sold short,
        swap contracts and foreign currency                                         (5,587)            (14,468)
      Net unrealized appreciation (depreciation) on investments,
      securities sold short, option contracts and swaptions                         (6,670)            (20,365)
      Net unrealized appreciation (depreciation) on futures contracts                   (1)                  4
      Net unrealized appreciation (depreciation) on swap contracts                   7,892              74,484
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
        other assets and liabilities denominated in foreign currencies                  --                  --
--------------------------------------------------------------------------------------------------------------
      Net Assets                                                            $      196,132      $      780,103
==============================================================================================================
      Net Asset Value, Offering and Redemption Price Per Share --
        Class A                                                             $         9.83      $        10.38
                                                                           ($196,132,496 /     ($780,103,197 /
                                                                         19,949,585 shares)  75,149,921 shares)
==============================================================================================================


--------------------------------------------------------------------------------------------------------------
                                                                                  EMERGING         REAL RETURN
                                                                                   MARKETS                PLUS
                                                                                 DEBT FUND                FUND
--------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                                 $      921,117*     $      301,489
      Affiliated investment, at value++                                             66,287              11,056
      Repurchase agreements+                                                            --                  --
      Cash                                                                          52,367                  24
      Foreign currency, at value+++                                                  3,588                  --
      Restricted cash held for swaps                                                   451                  --
      Receivable for investment securities sold                                      6,036                  --
      Dividends and interest receivable                                             15,682               2,050
      Receivable for fund shares sold                                               10,947               2,380
      Receivable for variation margin                                                   --                 656
      Foreign tax reclaim receivable                                                   212                  --
      Unrealized gain on foreign spot currency contracts                                45                  --
      Unrealized gain on forward foreign currency contracts                          1,875               4,553
      Swap contracts at value ++++                                                      --                  --
      Prepaid expenses                                                                   1                   1
--------------------------------------------------------------------------------------------------------------
      Total Assets                                                               1,078,608             322,209
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                      67,482                  --
      Payable for fund shares redeemed                                               1,189                 319
      Income distribution payable                                                       --                  --
      Payable for investment securities purchased                                   17,712                  --
      Payable to custodian                                                              --                  --
      Payable for variation margin                                                      32                 372
      Overdraft of Foreign currency, at value+++                                        --                 336
      Unrealized loss on forward foreign currency contracts                            589               4,746
      Swap contracts at value++++                                                    1,630                  --
      Options written, at value+++++                                                    --                  --
      Swaptions##                                                                       --                  --
      Investment advisory fees payable                                                 423                 104
      Trustees fees payable                                                              1                  --
      Chief Compliance Officer fees payable                                              2                  --
      Accrued expense payable                                                           49                   8
--------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                             89,109               5,885
--------------------------------------------------------------------------------------------------------------
      Net Assets                                                            $      989,499      $      316,324
==============================================================================================================
    + Cost of investments and repurchase agreements                                911,111             287,358
   ++ Cost of affiliated investments                                                66,287              11,056
  +++ Cost of foreign currency                                                       3,553                (336)
 ++++ Premiums received                                                                 --                  --
+++++ Premiums received                                                                 --                  --
   ## Premiums received                                                                 --                  --
    * Includes market value of securities on loan                                   62,632                  --
NET ASSETS:
      Paid-in-Capital -- (unlimited authorization -- no par value)          $      959,177      $      289,883
      Undistributed net investment income
        (Accumulated net investment loss)                                            9,563               8,546
      Accumulated net realized gain (loss) on investments,
        option contracts, swaptions, futures, securities sold short,
        swap contracts and foreign currency                                         10,517               3,415
      Net unrealized appreciation (depreciation) on investments,
      securities sold short, option contracts and swaptions                         10,006              14,131
      Net unrealized appreciation (depreciation) on futures contracts                   50                 542
      Net unrealized appreciation (depreciation) on swap contracts                  (1,630)                 --
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
        other assets and liabilities denominated in foreign currencies               1,816                (193)
--------------------------------------------------------------------------------------------------------------
      Net Assets                                                            $      989,499      $      316,324
==============================================================================================================
      Net Asset Value, Offering and Redemption Price Per Share --
        Class A                                                             $        10.73      $        11.03
                                                                           ($989,499,295 /     ($316,323,813 /
                                                                         92,226,852 shares)  28,687,146 shares)
==============================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     201

Statements of Operations ($ Thousands)

For the six month period ended November 30, 2007 (Unaudited)

--------------------------------------------------------------------------------------------------
                                                                      LARGE CAP       LARGE CAP
                                                        LARGE CAP   DIVERSIFIED     DISCIPLINED
                                                             FUND    ALPHA FUND     EQUITY FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                            $   4,463   $     2,985    $     56,924
   Dividends from Affiliated Registered Investment
     Company(1)                                               450           670           8,667
   Interest Income                                             46         1,024          22,714
   Income from Security Lending                                42            --             161
   Less: Foreign Taxes Withheld                                (7)           (6)             (2)
--------------------------------------------------------------------------------------------------
   Total Investment Income                                  4,994         4,673          88,464
--------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                 1,097           903          16,334
   Administration Fees                                        137           113           2,042
   Trustee Fees                                                 3             2              41
   Chief Compliance Officer Fees                                3             2              30
   Custodian/Wire Agent Fees                                   19            14             214
   Professional Fees                                           10             7             130
   Printing Fees                                                6             4              74
   Registration Fees                                            2             1              23
   Interest Expense on Reverse Repurchase Agreements           --            --              --
   Dividend Expense                                            --           365              --
   Interest Expense on Short Sales                             --           171              --
   Overdraft Fees                                              --            --              --
   Other Expenses                                               9             4              53
--------------------------------------------------------------------------------------------------
   Total Expenses                                           1,286         1,586          18,941
--------------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees                      (436)         (183)         (8,563)
     Waiver of Administration Fees                           (137)         (113)         (2,042)
     Fees Paid Indirectly(1)                                  (15)           --              (1)
--------------------------------------------------------------------------------------------------
   Net Expenses                                               698         1,290           8,335
--------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                    4,296         3,383          80,129
==================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS:
     Investments                                           68,276         3,339(2)       48,111(3)
     Affiliated Investments                                    --          (103)         (2,208)
     Securities Sold Short                                     --            --              --
     Futures Contracts                                      1,229         2,685          45,663
     Swap Contracts                                            --        (3,174)        (53,336)
     Foreign Currency Transactions                             --            --             722
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
     Investments                                          (79,112)      (22,119)       (312,189)
     Affiliated Investments                                    --        (2,294)        (48,050)
     Securities Sold Short                                     --         6,545              --
     Futures Contracts                                       (815)       (6,422)       (139,373)
     Written Options                                           --            --              --
     Swap Contracts                                            --           (89)         (1,017)
     Foreign Capital Gains Tax                                 --            --              --
     Foreign Currency and Translation of
       Other Assets and Liabilities
       Denominated in Foreign Currencies                       --             9            (631)
--------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                    $  (6,126)  $   (18,240)   $   (382,179)
==================================================================================================

(1)   See Note 3 in the Notes to the Financial Statements.
(2) Includes realized loss of $(2,046) ($ Thousands) due to in-kind redemptions (see Note 8).
(3) Includes realized loss of $(32,482) ($ Thousands) due to in-kind redemptions (see Note 8).
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
202     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------
                                                        LARGE CAP                               INTERNATIONAL   WORLD EQUITY
                                                            INDEX   SMALL CAP   SMALL/MID CAP          EQUITY          EX-US
                                                             FUND        FUND     EQUITY FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                            $   3,693   $   9,978   $      10,908   $      16,960   $     22,540
   Dividends from Affiliated
     Registered Investment Company(1)                         200       1,300           1,890             643          1,514
   Interest Income                                             17         213              84           3,656          8,315
   Income from Security Lending                                30         989             839             839            716
   Less: Foreign Taxes Withheld                                --        (471)           (261)         (1,082)        (1,677)
-----------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                  3,940      12,009          13,460          21,016         31,408
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                   342       6,512           6,501           4,227          6,782
   Administration Fees                                        101         501             500             419            617
   Trustee Fees                                                 2          11              10               9             11
   Chief Compliance Officer Fees                                2           8               7               6              7
   Custodian/Wire Agent Fees                                   12          67              58             260            449
   Professional Fees                                            7          33              31              28             36
   Printing Fees                                                4          19              18              17             20
   Registration Fees                                            1           6               6               5              7
   Interest Expense on Reverse
     Repurchase Agreements                                     --          --              --             126             --
   Dividend Expense                                            --          --              --              --             --
   Interest Expense on Short Sales                             --          --              --              --             --
   Overdraft Fees                                              --          --              --              35             64
   Other Expenses                                               6          21              16              50             54
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                             477       7,178           7,147           5,182          8,047
-----------------------------------------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory
       Fees                                                  (255)     (1,267)         (1,637)         (1,329)           (17)
     Waiver of Administration Fees                           (101)       (501)           (500)           (419)          (617)
     Fees Paid Indirectly(1)                                   --        (173)           (117)            (32)           (30)
-----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                               121       5,237           4,893           3,402          7,383
-----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                    3,819       6,772           8,567          17,614         24,025
=============================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
     Investments                                            6,911      97,349          38,901          84,960         56,683
     Affiliated Investments                                    --          --              --              --             --
     Securities Sold Short                                     --          --              --              --             --
     Futures Contracts                                        212        (775)         (1,856)         (3,090)        (4,319)
     Swap Contracts                                            --          --              --         (21,872)       (41,049)
     Foreign Currency Transactions                             --        (130)           (150)          9,446         21,153
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION) ON:
     Investments                                          (20,684)   (312,391)       (255,488)        (87,342)        18,073
     Affiliated Investments                                     1          --              --              --             --
     Securities Sold Short                                     --          --              --              --             --
     Futures Contracts                                       (625)         12          (4,002)         (7,381)        (8,795)
     Written Options                                           --          --              --             (52)           (91)
     Swap Contracts                                            --          --              --          (3,253)        (5,350)
     Foreign Capital Gains Tax                                 --          --              --              31           (692)
     Foreign Currency and Translation of
       Other Assets and Liabilities
       Denominated in Foreign Currencies                       --          18              (7)         (1,714)        (4,211)
-----------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM OPERATIONS                   $ (10,366)  $(209,145)  $    (214,035)  $     (12,653)  $     55,427
=============================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     203

Statements of Operations ($ Thousands)

For the six month period ended November 30, 2007 (Unaudited)

--------------------------------------------------------------------------------------------

                                                         ENHANCED   CORE FIXED   HIGH YIELD
                                                           INCOME       INCOME         BOND
                                                             FUND         FUND         FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                            $       9   $      326   $       86
   Dividends from Affiliated Registered Investment
     Company(1)                                               380        2,866        1,946
   Interest Income                                          4,164      163,366       50,653
   Income from Security Lending                                --        1,530          410
   Less: Foreign Taxes Withheld                                 1           19           (1)
--------------------------------------------------------------------------------------------
   Total Investment Income                                  4,554      168,107       53,094
--------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                   359        9,254        3,158
   Administration Fees                                         40        1,542          324
   Trustee Fees                                                 1           30            6
   Chief Compliance Officer Fees                                1           21            5
   Custodian/Wire Agent Fees                                    3          190           34
   Professional Fees                                            2           94           20
   Printing Fees                                                1           55           11
   Registration Fees                                            1           18            4
   Overdraft Fees                                              --           --           --
   Other Expenses                                              15           48            6
--------------------------------------------------------------------------------------------
   Total Expenses                                             423       11,252        3,568
--------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees                       (32)      (5,391)        (978)
     Waiver of Administration Fees                            (40)      (1,542)        (324)
--------------------------------------------------------------------------------------------
   Net Expenses                                               351        4,319        2,266
--------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                    4,203      163,788       50,828
============================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS:
     Investments                                             (180)      11,907       (3,610)
     Futures Contracts                                     (1,151)       8,694           --
     Written Options                                           --        2,081           --
     Swap Contracts                                          (185)       3,299           --
     Foreign Currency Transactions                             34       (1,016)          --
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
     Investments                                           (4,244)     116,397      (86,872)
     Affiliated Investments                                (2,261)          --           --
     Futures Contracts                                       (131)      10,994           --
     Written Options                                           --           50           --
     Written Swaptions                                         --       (4,018)          --
     Swap Contracts                                        (1,105)     (10,260)          --
     Foreign Currency and Translation of
       Other Assets and Liabilities
       Denominated in Foreign Currencies                     (798)        (456)          --
--------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM OPERATIONS               $  (5,818)  $  301,460   $  (39,654)
============================================================================================

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
204     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

----------------------------------------------------------------------------------------------------------

                                                             LONG    EXTENDED     EMERGING    REAL RETURN
                                                         DURATION    DURATION      MARKETS           PLUS
                                                             FUND        FUND    DEBT FUND           FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                            $      --   $      --   $       --    $        --
   Dividends from Affiliated
     Registered Investment Company(1)                          86         328           --            213
   Interest Income                                          5,579      14,901       30,456          6,813
   Income from Security Lending                                --          --           35             --
   Less: Foreign Taxes Withheld                                --          --         (157)            --
----------------------------------------------------------------------------------------------------------
   Total Investment Income                                  5,665      15,229       30,334          7,026
----------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                   288         761        3,745            960
   Administration Fees                                         48         127          220             69
   Trustee Fees                                                 1           2            4              1
   Chief Compliance Officer Fees                                1           2            3              1
   Custodian/Wire Agent Fees                                    5          10           52              6
   Professional Fees                                            3           7           13              4
   Printing Fees                                                2           4            8              2
   Registration Fees                                            1           2            3              1
   Overdraft Fees                                              --          --            1             --
   Other Expenses                                              15          18           19             11
----------------------------------------------------------------------------------------------------------
   Total Expenses                                             364         933        4,068          1,055
----------------------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory
       Fees                                                  (124)       (298)      (1,424)          (378)
     Waiver of Administration Fees                            (48)       (127)        (220)           (69)
----------------------------------------------------------------------------------------------------------
   Net Expenses                                               192         508        2,424            608
----------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                    5,473      14,721       27,910          6,418
==========================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
     Investments                                             (521)        788          (70)          (314)
     Futures Contracts                                        118         519          275          2,083
     Written Options                                           --          --           --             --
     Swap Contracts                                            65      (6,782)         595             --
     Foreign Currency Transactions                             --          --        2,892            658
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION) ON:
     Investments                                           (6,075)    (19,283)     (17,721)        16,816
     Affiliated Investments                                    --          --           --             --
     Futures Contracts                                          2           3         (111)           701
     Written Options                                           --          --           --             --
     Written Swaptions                                         --          --           --             --
     Swap Contracts                                        12,535     104,191       (3,768)            --
     Foreign Currency and Translation of
       Other Assets and Liabilities
       Denominated in Foreign Currencies                       --          --        1,241         (1,171)
----------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM OPERATIONS                   $  11,597   $  94,157   $   11,243    $    25,191
==========================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     205

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2007 (Unaudited) and the year ended May 31,
2007

-------------------------------------------------------------------------------------------------------------
                                                                                           LARGE CAP
                                                                                          DIVERSIFIED
                                                            LARGE CAP FUND                ALPHA FUND
-------------------------------------------------------------------------------------------------------------
                                                          6/1/07       6/1/06        6/1/07         6/1/06
                                                       to 11/30/07   to 5/31/07   to 11/30/07     to 5/31/07
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                               $     4,296   $   11,622   $     3,383     $    5,405
   Net Realized Gain from Investments,
      Affiliated Investments, Securities Sold Short,
      Written Options, Futures Contracts and
      Swap Contracts                                        69,505       50,321         2,747(4)       7,794
   Net Realized Gain (Loss) on Foreign Currency
      Transactions                                              --           --            --             --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Affiliated
      Investments, Securities Sold Short, Written
      Options, Futures Contracts and Swap Contracts        (79,927)      85,156       (24,379)        53,897
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency
      Transactions                                              --           --             9             --
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                             (6,126)     147,099       (18,240)        67,096
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                               (5,110)     (12,254)       (4,398)        (4,339)
   Net Realized Gains:
      Class A                                                   --           --            --         (2,260)
-------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                        (5,110)     (12,254)       (4,398)        (6,599)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                           11,102       23,377       107,254        362,896(2)
      Reinvestment of Dividends & Distributions              5,098       12,156         3,975          5,620
      Cost of Shares Redeemed                             (296,803)    (277,601)      (82,861)(3)   (114,105)
-------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                           (280,603)    (242,068)       28,368        254,411
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                  (291,839)    (107,223)        5,730        314,908
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                     693,994      801,217       453,954        139,046
-------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                       $   402,155   $  693,994   $   459,684     $  453,954
=============================================================================================================
   Undistributed Net Investment Income Included in
      Net Assets at Period End                         $     1,263   $    2,077   $       899     $    1,914
=============================================================================================================

(1) See Note 4 in the Notes to Financial Statements for additional information.
(2) Includes subscriptions as a result of an in-kind transfers of securities (see Note 8).
(3)    Includes redemptions as a result of in-kind transfer of securities (see
       Note 8).
(4) Includes realized loss of $(2,046) ($ Thousands) due to in-kind redemptions (see Note 8).
(5) Includes realized loss of $(32,482) ($ Thousands) due to in-kind redemptions (see Note 8).
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
206     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

------------------------------------------------------------------------------------------------------------------
                                                                 LARGE CAP
                                                                DISCIPLINED                      LARGE CAP
                                                                EQUITY FUND                     INDEX FUND
------------------------------------------------------------------------------------------------------------------
                                                          6/1/07           6/1/06           6/1/07        6/1/06
                                                       to 11/30/07       to 5/31/07      to 11/30/07   to 5/31/07
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                               $    80,129      $    155,602     $     3,819   $    7,154
   Net Realized Gain from Investments,
      Affiliated Investments, Securities Sold Short,
      Written Options, Futures Contracts and
      Swap Contracts                                        38,230(5)        321,815           7,123        3,785
   Net Realized Gain (Loss) on Foreign Currency
      Transactions                                             722                66              --           --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Affiliated
      Investments, Securities Sold Short, Written
      Options, Futures Contracts and Swap Contracts       (500,629)          897,982         (21,308)      68,328
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency
      Transactions                                            (631)            1,086              --           --
------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                           (382,179)        1,376,551         (10,366)      79,267
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                              (92,823)         (145,402)         (3,666)      (7,315)
   Net Realized Gains:
      Class A                                                   --          (224,544)             --       (2,519)
------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                       (92,823)         (369,946)         (3,666)      (9,834)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                        1,829,465(2)      2,619,199(2)       11,333       34,661
      Reinvestment of Dividends & Distributions             91,925           366,050           3,435        9,512
      Cost of Shares Redeemed                             (657,645)(3)    (1,097,058)        (32,557)     (63,757)
------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                          1,263,745         1,888,191         (17,789)     (19,584)
------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                   788,743         2,894,796         (31,821)      49,849
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   7,833,212         4,938,416         416,933      367,084
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                       $ 8,621,955      $  7,833,212     $   385,112   $  416,933
==================================================================================================================
   Undistributed Net Investment Income Included in
      Net Assets at Period End                         $    21,616      $     34,310     $     1,457   $    1,304
==================================================================================================================

---------------------------------------------------------------------------------

                                                            SMALL CAP FUND
---------------------------------------------------------------------------------
                                                          6/1/07        6/1/06
                                                       to 11/30/07    to 5/31/07
---------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                               $     6,772   $    13,203
   Net Realized Gain from Investments,
      Affiliated Investments, Securities Sold Short,
      Written Options, Futures Contracts and
      Swap Contracts                                        96,574       188,753
   Net Realized Gain (Loss) on Foreign Currency
      Transactions                                            (130)          (16)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Affiliated
      Investments, Securities Sold Short, Written
      Options, Futures Contracts and Swap Contracts       (312,379)      174,796
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency
      Transactions                                              18            --
---------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                           (209,145)      376,736
---------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                               (7,227)      (15,831)
   Net Realized Gains:
      Class A                                                   --      (234,693)
---------------------------------------------------------------------------------
   Total Dividends and Distributions                        (7,227)     (250,524)
---------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                           56,491       231,295
      Reinvestment of Dividends & Distributions              6,880       240,779
      Cost of Shares Redeemed                             (131,887)     (412,567)
---------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                            (68,516)       59,507
---------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                  (284,888)      185,719
---------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   2,136,857     1,951,138
---------------------------------------------------------------------------------
   END OF PERIOD                                       $ 1,851,969   $ 2,136,857
=================================================================================
   Undistributed Net Investment Income Included in
      Net Assets at Period End                         $       989   $     1,444
=================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     207

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2007 (Unaudited) and the year ended May 31,
2007

-----------------------------------------------------------------------------------------------------------------------------

                                                                        SMALL/MID CAP                 INTERNATIONAL
                                                                         EQUITY FUND                   EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                   6/1/07           6/1/06          6/1/07         6/1/06
                                                                 to 11/30/07      to 5/31/07     to 11/30/07     to 5/31/07
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                        $      8,567    $      12,692   $      17,614   $     47,236
   Net Realized Gain (Loss) from Investments, Affiliated
     Investments, Written Options, Written Swaptions,
     Futures Contracts and Swap Contracts                             37,045           99,347          59,998        305,493
   Net Realized Gain (Loss) on Foreign Currency Transactions            (150)             (20)          9,446          3,562
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments, Affiliated Investments, Written Options,
     Written Swaptions, Futures Contracts and Swap Contracts        (259,490)         205,137         (98,028)        85,082
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Capital Gains Tax                                            --               --              31              7
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency Transactions                                        (7)               1          (1,714)         1,119
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                     (214,035)         317,157         (12,653)       442,499
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                          (6,819)         (13,728)             --        (69,089)
   Net Realized Gains:
     Class A                                                              --         (114,066)             --       (315,688)
-----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                  (6,819)        (127,794)             --       (384,777)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                                     755,621(2)       550,115          75,735        181,985
     Reinvestment of Dividends & Distributions                         6,781          126,672              --        375,674
     Cost of Shares Redeemed                                        (142,201)        (217,044)       (247,090)      (481,732)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                    620,201          459,743        (171,355)        75,927
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                             399,347          649,106        (184,008)       133,649
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                             1,865,746        1,216,640       1,790,634      1,656,985
-----------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                $  2,265,093    $   1,865,746   $   1,606,626   $  1,790,634
=============================================================================================================================
   Undistributed Net Investment Income Included in Net
     Assets at Period End                                       $      3,419    $       1,671   $      42,449   $     24,835
=============================================================================================================================

(1) See Note 4 in the Notes to Financial Statements for additional information.
(2) Includes subscriptions as a result of an in-kind transfers of securities (see Note 8).
(3)   Commenced operations on December 14, 2006.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
208     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

----------------------------------------------------------------------------------------------------------------------------

                                                                         WORLD EQUITY                    ENHANCED
                                                                          EX-US FUND                  INCOME FUND(3)
----------------------------------------------------------------------------------------------------------------------------
                                                                    6/1/07         6/1/06         6/1/07         12/14/06
                                                                 to 11/30/07     to 5/31/07     to 11/30/07     to 5/31/07
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                        $     24,025   $      35,124   $       4,203   $      2,980
   Net Realized Gain (Loss) from Investments, Affiliated
     Investments, Written Options, Written Swaptions,
     Futures Contracts and Swap Contracts                             11,315         128,944          (1,516)           233
   Net Realized Gain (Loss) on Foreign Currency Transactions          21,153           4,070              34             25
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments, Affiliated Investments, Written Options,
     Written Swaptions, Futures Contracts and Swap Contracts           3,837         241,964          (7,741)          (165)
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Capital Gains Tax                                          (692)           (253)             --             --
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency Transactions                                    (4,211)          2,091            (798)           320
----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                       55,427         411,940          (5,818)         3,393
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                              --         (36,280)         (4,276)        (1,709)
   Net Realized Gains:
     Class A                                                              --         (55,011)             --             --
----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                      --         (91,291)         (4,276)        (1,709)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                                   1,015,053       1,005,592         130,567        122,922
     Reinvestment of Dividends & Distributions                            --          90,953           4,276          1,709
     Cost of Shares Redeemed                                        (193,555)       (272,762)        (24,093)        (2,885)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                    821,498         823,783         110,750        121,746
----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                             876,925       1,144,432         100,656        123,430
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                             2,053,014         908,582         123,430             --
----------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                $  2,929,939   $   2,053,014   $     224,086   $    123,430
============================================================================================================================
   Undistributed Net Investment Income Included in Net
     Assets at Period End                                       $     49,208   $      25,183   $       1,249   $      1,322
============================================================================================================================

---------------------------------------------------------------------------------------------

                                                                         CORE FIXED
                                                                        INCOME FUND
---------------------------------------------------------------------------------------------
                                                                    6/1/07         6/1/06
                                                                 to 11/30/07     to 5/31/07
---------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                        $    163,788   $     280,099
   Net Realized Gain (Loss) from Investments, Affiliated
     Investments, Written Options, Written Swaptions,
     Futures Contracts and Swap Contracts                             25,981          25,217
   Net Realized Gain (Loss) on Foreign Currency Transactions          (1,016)           (433)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments, Affiliated Investments, Written Options,
     Written Swaptions, Futures Contracts and Swap Contracts         113,163          37,677
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Capital Gains Tax                                            --              --
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency Transactions                                      (456)            273
---------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                      301,460         342,833
---------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                        (165,001)       (279,194)
   Net Realized Gains:
     Class A                                                              --              --
---------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                (165,001)       (279,194)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                                   1,125,010       2,013,899
     Reinvestment of Dividends & Distributions                       161,052         272,084
     Cost of Shares Redeemed                                        (707,516)     (1,101,898)
---------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                    578,546       1,184,085
---------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                             715,005       1,247,724
---------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                             5,894,127       4,646,403
---------------------------------------------------------------------------------------------
   END OF PERIOD                                                $  6,609,132   $   5,894,127
=============================================================================================
   Undistributed Net Investment Income Included in Net
     Assets at Period End                                       $     (1,034)  $         179
=============================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     209

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2007 (Unaudited) and the year ended May 31,
2007

-------------------------------------------------------------------------------------------------------------
                                                               HIGH YIELD                LONG DURATION
                                                               BOND FUND                      FUND
-------------------------------------------------------------------------------------------------------------
                                                          6/1/07        6/1/06        6/1/07        6/1/06
                                                       to 11/30/07    to 5/31/07   to 11/30/07    to 5/31/07
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                               $    50,828   $    84,378   $     5,473   $     9,817
   Net Realized Gain (Loss) from Investments,
     Affiliated Investments, Written Options,
     Futures Contracts and Swap Contracts                   (3,610)        5,596          (338)       (3,977)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                               --            --            --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Affiliated
     Investments, Written Options, Futures Contracts
     and Swap Contracts                                    (86,872)       27,837         6,462         6,742
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Capital Gains Tax                --            --            --            --
   Net Change in Unrealized Appreciation
     on Foreign Currency Transactions                           --            --            --            --
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                             (39,654)      117,811        11,597        12,582
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                               (51,082)      (84,450)       (5,217)       (9,267)
   Net Realized Gains:
     Class A                                                    --        (5,174)           --            --
-------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                       (51,082)      (89,624)       (5,217)       (9,267)
-------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                           246,124       398,488        13,268        10,523
     Reinvestment of Dividends & Distributions              50,232        87,670         5,217         9,267
     Cost of Shares Redeemed                               (68,761)     (134,792)      (13,349)       (3,813)
-------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                             227,595       351,366         5,136        15,977
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                   136,859       379,553        11,516        19,292
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   1,241,924       862,371       184,616       165,324
-------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                       $ 1,378,783   $ 1,241,924   $   196,132   $   184,616
=============================================================================================================
   Undistributed (Distribution in Excess of)
     Net Investment Income Included in
     Net Assets at Period End                          $        29   $       283   $      (783)  $    (1,039)
=============================================================================================================

(1) See Note 4 in the Notes to Financial Statements for additional information.
(2) Commenced operations on December 14, 2006.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
210     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                           EXTENDED                EMERGING MARKETS              REAL RETURN
                                                        DURATION FUND                 DEBT FUND                  PLUS FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                     6/1/07        6/1/06        6/1/07        6/1/06        6/1/07       12/14/06
                                                  to 11/30/07    to 5/31/07   to 11/30/07    to 5/31/07   to 11/30/07    to 5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                          $    14,721   $    16,483   $    27,910   $    38,506   $     6,418   $     4,565
   Net Realized Gain (Loss) from Investments,
     Affiliated Investments, Written Options,
     Futures Contracts and Swap Contracts              (5,475)       (6,977)          800         9,694         1,769           988
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                          --            --         2,892         1,815           658           (16)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Affiliated
     Investments, Written Options, Futures
     Contracts and Swap Contracts                      84,911         3,317       (21,600)       46,646        17,517        (2,844)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Capital
     Gains Tax                                             --            --            --            --            --            --
   Net Change in Unrealized Appreciation
     on Foreign Currency Transactions                      --            --         1,241            89        (1,171)          978
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                         94,157        12,823        11,243        96,750        25,191         3,671
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                          (13,937)      (14,980)      (27,226)      (36,685)           --        (2,421)
   Net Realized Gains:
     Class A                                               --            --            --        (4,938)           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (13,937)      (14,980)      (27,226)      (41,623)           --        (2,421)
------------------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                      343,166       151,838       217,482       291,823       110,222       228,504
     Reinvestment of Dividends & Distributions         13,937        14,980        26,812        40,676            --         2,422
     Cost of Shares Redeemed                          (27,887)      (16,917)      (42,848)      (63,398)      (40,620)      (10,645)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                        329,216       149,901       201,446       269,101        69,602       220,281
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              409,436       147,744       185,463       324,228        94,793       221,531
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                370,667       222,923       804,036       479,808       221,531            --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                  $   780,103   $   370,667   $   989,499   $   804,036   $   316,324   $   221,531
====================================================================================================================================
   Undistributed (Distribution in Excess of)
     Net Investment Income Included in
     Net Assets at Period End                     $    (1,861)  $    (2,645)  $     9,563   $     8,879   $     8,546   $     2,128
====================================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     211

Financial Highlights

For the period ended November 30, 2007 (Unaudited) and the years or periods ended May 31, For a share outstanding throughout each period

---------------------------------------------------------------------------------------------------------------------------
                                         Net Realized
                                                  and                             Distributions
                Net Asset                  Unrealized                  Dividends           from          Total
                   Value,         Net           Gains          Total    from Net       Realized      Dividends   Net Asset
                Beginning  Investment     (Losses) on           from  Investment        Capital            and  Value, End
                of Period      Income      Securities     Operations      Income          Gains  Distributions   of Period
---------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2007*         $  20.31      $ 0.16(4)      $ (0.48)(4)    $ (0.32)    $ (0.18)     $      --        $ (0.18)   $  19.81
   2007             16.93        0.28(4)         3.40(4)        3.68       (0.30)            --          (0.30)      20.31
   2006             15.53        0.24(4)         1.44(4)        1.68       (0.28)            --          (0.28)      16.93
   2005             14.47        0.25(4)         1.05(4)        1.30       (0.24)            --          (0.24)      15.53
   2004             12.41        0.18(4)         2.09(4)        2.27       (0.21)            --          (0.21)      14.47
   2003             13.82        0.16(4)        (1.41)(4)      (1.25)      (0.16)            --          (0.16)      12.41
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2007*         $  11.94      $ 0.09(4)      $ (0.54)(4)    $ (0.45)    $ (0.12)     $      --        $ (0.12)   $  11.37
   2007              9.94        0.19(4)         2.04(4)        2.23       (0.16)         (0.07)         (0.23)      11.94
   2006(2)          10.00        0.04(4)        (0.09)(4)      (0.05)      (0.01)            --          (0.01)       9.94
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2007*         $  14.38      $ 0.14(4)      $ (0.78)(4)    $ (0.64)    $ (0.16)     $      --        $ (0.16)   $  13.58
   2007++           12.36        0.51(4)         2.27(4)        2.78       (0.30)         (0.46)         (0.76)      14.38
   2006++           12.05        0.26(4)         0.85(4)        1.11       (0.22)         (0.58)         (0.80)      12.36
   2005++           11.18        0.20(4)         0.94(4)        1.14       (0.18)         (0.09)         (0.27)      12.05
   2004(1)          10.00        0.07(4)         1.25(4)        1.32       (0.06)         (0.08)         (0.14)      11.18
LARGE CAP INDEX FUND
Class A
   2007*         $ 135.30      $ 1.26(4)      $ (4.71)(4)    $ (3.45)    $ (1.21)     $      --        $ (1.21)   $ 130.64
   2007            113.02        2.29(4)        23.15(4)       25.44       (2.33)         (0.83)         (3.16)     135.30
   2006            106.24        2.06(4)         7.77(4)        9.83       (1.94)         (1.11)         (3.05)     113.02
   2005             99.12        1.93(4)         7.20(4)        9.13       (1.82)         (0.19)         (2.01)     106.24
   2004+++          84.90        1.50(4)        14.28(4)       15.78       (1.37)         (0.19)         (1.56)      99.12
   2003+++          93.40        1.10           (8.50)(5)      (7.40)      (1.10)            --          (1.10)      84.90
SMALL CAP FUND
Class A
   2007*         $  16.44      $ 0.05(4)      $ (1.68)(4)    $ (1.63)    $ (0.06)     $      --        $ (0.06)   $  14.75
   2007             15.52        0.10(4)         2.85(4)        2.95       (0.12)         (1.91)         (2.03)      16.44
   2006             14.27        0.07(4)         2.55(4)        2.62       (0.06)         (1.31)         (1.37)      15.52
   2005             14.70        0.07(4)         1.38(4)        1.45       (0.05)         (1.83)         (1.88)      14.27
   2004             11.60        0.06(4)         3.59(4)        3.65       (0.07)         (0.48)         (0.55)      14.70
   2003             12.53        0.07(4)        (0.94)(4)      (0.87)      (0.06)            --          (0.06)      11.60
SMALL/MID CAP EQUITY FUND
Class A
   2007*         $  14.95      $ 0.06(4)      $ (1.48)(4)    $ (1.42)    $ (0.05)     $      --        $ (0.05)   $  13.48
   2007++           13.38        0.19(4)         2.57(4)        2.76       (0.13)         (1.06)         (1.19)      14.95
   2006++           11.96        0.09(4)         1.97(4)        2.06       (0.08)         (0.56)         (0.64)      13.38
   2005++           10.70        0.05(4)         1.38(4)        1.43       (0.05)         (0.12)         (0.17)      11.96
   2004(3)++        10.00        0.02(4)         0.69(4)        0.71       (0.01)            --          (0.01)      10.70

                                                               Ratio of
                                                               Expenses        Ratio of
                                                             to Average        Expenses
                                                             Net Assets      to Average
                                                             (Excluding      Net Assets    Ratio of Net
                                          Ratio of Net        Fees Paid      (Excluding      Investment
                              Net Assets      Expenses       Indirectly       Fees Paid          Income  Portfolio
                  Total    End of Period    to Average    and including      Indirectly      to Average   Turnover
                 Return+    ($Thousands)    Net Assets         Waivers)    and Waivers)      Net Assets      Rate+
-------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2007*           (1.64)%    $  402,155          0.26%            0.26%           0.47%           1.57%        28%
   2007            21.97         693,994          0.26             0.26            0.46            1.57         47
   2006            10.87         801,217          0.25             0.26            0.48            1.47        103
   2005             9.02       1,751,751          0.26             0.26            0.47            1.67         43
   2004            18.37       1,787,850          0.26             0.26            0.48            1.34        109
   2003            (8.98)      3,008,463          0.26             0.26            0.47            1.39         51
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2007*           (3.84)%    $  459,684          0.57%**          0.57%**         0.70%           1.50%        82%
   2007            22.64         453,954          0.62**           0.62**          0.74            1.77        132
   2006(2)         (0.49)        139,046          0.45**           0.45**          0.66            1.70         47
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2007*           (4.43)%    $8,621,955          0.20%            0.20%           0.46%           1.96%        73%
   2007++          23.15       7,833,212          0.23(6)          0.23(6)         0.47(6)         2.43        135
   2006++           9.33       4,938,416          0.24             0.24            0.47            2.10        140
   2005++          10.26       3,531,361          0.31             0.31            0.47            1.69         71
   2004(1)         13.23       2,285,041          0.33             0.33            0.47            1.33         67
LARGE CAP INDEX FUND
Class A
   2007*           (2.57)%    $  385,112          0.06%            0.06%           0.24%           1.90%         6%
   2007            22.87         416,933          0.06             0.06            0.24            1.88         10
   2006             9.34         367,084          0.08             0.08            0.24            1.84         20
   2005             9.29         320,703          0.13             0.13            0.24            1.89          8
   2004+++         18.71         284,711          0.16             0.16            0.24            1.58          6
   2003+++         (7.79)        142,612          0.20             0.20            0.25            1.67         12
SMALL CAP FUND
Class A
   2007*           (9.97)%    $1,851,969          0.52%            0.54%           0.72%           0.68%        53%
   2007            20.32       2,136,857          0.52             0.54            0.72            0.67         92
   2006            18.93       1,951,138          0.52             0.54            0.72            0.44        119
   2005             9.81       1,610,876          0.54             0.54            0.72            0.46         94
   2004            31.76       1,309,254          0.54             0.54            0.72            0.45        135
   2003            (6.83)      1,193,935          0.54             0.54            0.72            0.67         97
SMALL/MID CAP EQUITY FUND
Class A
   2007*           (9.53)%    $2,265,093          0.49%            0.50%           0.71%           0.86%        46%
   2007++          21.60       1,865,746          0.48             0.50            0.72            0.85        104
   2006++          17.51       1,216,640          0.50             0.53            0.72            0.69        123
   2005++          13.38         768,897          0.62             0.62            0.72            0.47         98
   2004(3)++        7.15         423,768          0.65             0.65            0.73            0.45         51

  * For the six month period ended November 30, 2007 (Unaudited). All ratios for the period have been annualized.
 ** The expense ratio includes dividend and interest expenses. Had these expenses been excluded the ratio would have been 0.33% for the period ended November 30, 2007 (Unaudited) and 0.35% and 0.34% for 2007 and 2006, respectively.
  + Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
 ++ Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
+++ Per share amounts have been adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.
(1) Commenced operations on August 28, 2003. All ratios for the period have been annualized.
(2) Commenced operations on February 28, 2006. All ratios for the period have been annualized.
(3) Commenced operations on December 15, 2003. All ratios for the period have been annualized.
(4) Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(5) The amount shown for the year ended May 31, 2003 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(6) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.22%, 0.22%, and 0.47%, respectively.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
212     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

----------------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and                             Distributions
            Net Asset                  Unrealized                  Dividends           from          Total
               Value,         Net           Gains          Total    from Net       Realized      Dividends   Net Asset
            Beginning  Investment     (Losses) on           from  Investment        Capital            and  Value, End   Total
            of Period      Income      Securities     Operations      Income          Gains  Distributions   of Period  Return+
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Class A
   2007*      $ 14.27      $ 0.15(3)      $ (0.23)(3)    $ (0.08)    $    --         $   --        $    --     $ 14.19    (0.56)%
   2007         14.05        0.37(3)         3.12(3)        3.49       (0.50)         (2.77)         (3.27)      14.27    28.00
   2006         11.15        0.29(3)         3.09(3)        3.38       (0.37)         (0.11)         (0.48)      14.05    30.77
   2005         10.06        0.23(3)         1.16(3)        1.39       (0.30)            --          (0.30)      11.15    13.73
   2004          7.76        0.18(3)         2.28(3)        2.46       (0.16)            --          (0.16)      10.06    31.73
   2003          9.21        0.13           (1.46)         (1.33)      (0.12)            --          (0.12)       7.76   (14.43)
WORLD EQUITY EX-US FUND
Class A
   2007*      $ 15.96      $ 0.16(3)      $  0.29(3)     $  0.45     $    --         $   --        $    --     $ 16.41     2.82%
   2007         12.99        0.35(3)         3.47(3)        3.82       (0.33)         (0.52)         (0.85)      15.96    30.29
   2006          9.81        0.27(3)         3.01(3)        3.28       (0.09)         (0.01)         (0.10)      12.99    33.52
   2005(4)      10.00        0.07(3)        (0.26)(3)      (0.19)         --             --             --        9.81    (1.90)
ENHANCED INCOME FUND
Class A
   2007*      $ 10.14      $ 0.26(3)      $ (0.59)(3)    $ (0.33)    $ (0.27)            --        $ (0.27)    $  9.54    (3.56)%
   2007(7)      10.00        0.27(3)         0.03(3)        0.30       (0.16)        $   --          (0.16)      10.14     3.02
CORE FIXED INCOME FUND
Class A
   2007*      $  9.99      $ 0.25(3)      $  0.23(3)     $  0.48     $ (0.27)        $   --        $ (0.27)    $ 10.20     4.87%
   2007          9.84        0.53(3)         0.14(3)        0.67       (0.52)            --          (0.52)       9.99     6.95
   2006         10.34        0.47(3)        (0.48)(3)      (0.01)      (0.48)         (0.01)         (0.49)       9.84    (0.09)
   2005         10.19        0.41(3)         0.27(3)        0.68       (0.42)         (0.11)         (0.53)      10.34     6.77
   2004         10.61        0.38(3)        (0.26)(3)       0.12       (0.40)         (0.14)         (0.54)      10.19     1.13
   2003         10.27        0.50            0.60           1.10       (0.50)         (0.26)         (0.76)      10.61    11.10
HIGH YIELD BOND FUND
Class A
   2007*      $ 10.33      $ 0.39(3)      $ (0.70)(3)    $ (0.31)    $ (0.39)        $   --        $ (0.39)    $  9.63    (2.91)%
   2007         10.08        0.84(3)         0.30(3)        1.14       (0.84)         (0.05)         (0.89)      10.33    11.81
   2006(2)      10.00        0.40(3)         0.08(3)        0.48       (0.40)            --          (0.40)      10.08     4.85
LONG DURATION FUND
Class A
   2007*      $  9.52      $ 0.27(3)      $  0.30(3)     $  0.57     $ (0.26)        $   --        $ (0.26)    $  9.83     6.19%
   2007          9.31        0.53(3)         0.18(3)        0.71       (0.50)            --          (0.50)       9.52     7.67
   2006         10.56        0.46(3)        (1.07)(3)      (0.61)      (0.54)         (0.10)         (0.64)       9.31    (6.08)
   2005          9.77        0.42(3)         1.03(3)        1.45       (0.54)         (0.12)         (0.66)      10.56    15.26
   2004(1)      10.00        0.05(3)        (0.23)(3)      (0.18)      (0.05)            --          (0.05)       9.77    (1.78)
EXTENDED DURATION FUND
Class A
   2007*      $  9.24      $ 0.27(3)      $  1.13(3)     $  1.40     $ (0.26)        $   --        $ (0.26)    $ 10.38    15.43%
   2007          8.86        0.55(3)         0.32(3)        0.87       (0.49)            --          (0.49)       9.24     9.73
   2006         11.96        0.48(3)        (2.68)(3)      (2.20)      (0.68)         (0.22)         (0.90)       8.86   (19.24)
   2005          9.53        0.43(3)         2.84(3)        3.27       (0.84)            --          (0.84)      11.96    35.74
   2004(1)      10.00        0.05(3)        (0.44)(3)      (0.39)      (0.08)            --          (0.08)       9.53    (3.88)
EMERGING MARKETS DEBT FUND
Class A
   2007*      $ 10.95      $ 0.34(3)      $ (0.22)(3)    $  0.12     $ (0.34)        $   --        $ (0.34)    $ 10.73     1.08%
   2007          9.97        0.65(3)         1.03(3)        1.68       (0.62)         (0.08)         (0.70)      10.95    17.40
   2006(2)      10.00        0.27(3)        (0.17)(3)       0.10       (0.13)            --          (0.13)       9.97     1.00
REAL RETURN PLUS FUND
Class A
   2007*      $ 10.10      $ 0.24(3)      $  0.69(3)     $  0.93     $    --         $   --        $    --     $ 11.03     9.21%
   2007(7)      10.00        0.26(3)        (0.03)(3)       0.23       (0.13)            --          (0.13)      10.10     2.29

----------------------------------------------------------------------------------------------------------------------------------
                                                                         Ratio of
                                                                         Expenses         Ratio of
                                                                       to Average         Expenses
                                                                       Net Assets       to Average
                                                                       (Excluding       Net Assets     Ratio of Net
                                                   Ratio of Net         Fees Paid       (Excluding       Investment
                                       Net Assets      Expenses        Indirectly        Fees Paid           Income  Portfolio
                                    End of Period    to Average     and including       Indirectly       to Average   Turnover
                                    ($ Thousands)    Net Assets          Waivers)     and Waivers)       Net Assets      Rate+
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Class A
   2007*                               $1,606,626          0.41%(8)          0.41%(8)         0.62%(8)         2.10%        66%
   2007                                 1,790,634          0.50(5)           0.50(5)          0.71(5)          2.69        153
   2006                                 1,656,985          0.36              0.36             0.63             2.30        116
   2005                                 1,677,254          0.43              0.43             0.58             2.12         48
   2004                                 1,391,076          0.48              0.48             0.65             1.92         80
   2003                                 1,176,097          0.48              0.48             0.68             1.85         58
WORLD EQUITY EX-US FUND
Class A
   2007*                               $2,929,939          0.60%(6)          0.60%(6)         0.65%(6)         1.95%        73%
   2007                                 2,053,014          0.71(6)           0.71(6)          0.77(6)          2.45        154
   2006                                   908,582          0.60              0.61             0.76             2.22        104
   2005(4)                                234,396          0.60              0.60             0.70             4.35         15
ENHANCED INCOME FUND
Class A
   2007*                               $  224,086          0.44%             0.44%            0.53%            5.28%        30%
   2007(7)                                123,430          0.44              0.44             0.54             5.84         53
CORE FIXED INCOME FUND
Class A
   2007*                               $6,609,132          0.14%             0.14%            0.37%            5.32%       223%
   2007                                 5,894,127          0.14              0.14             0.37             5.23        428
   2006                                 4,646,403          0.14              0.14             0.37             4.62        545
   2005                                 4,265,249          0.15              0.15             0.37             3.94        615
   2004                                 3,074,873          0.19**            0.19**           0.38             3.62        532
   2003                                 2,431,368          0.18              0.18             0.37             4.79        436
HIGH YIELD BOND FUND
Class A
   2007*                               $1,378,783          0.35%             0.35%            0.55%            7.85%        30%
   2007                                 1,241,924          0.35              0.35             0.56             8.25         98
   2006(2)                                862,371          0.35              0.35             0.57             8.15         58
LONG DURATION FUND
Class A
   2007*                               $  196,132          0.20%             0.20%            0.38%            5.71%        29%
   2007                                   184,616          0.20              0.20             0.38             5.49         97
   2006                                   165,324          0.20              0.20             0.39             4.69        113
   2005                                    76,054          0.20              0.20             0.41             4.05        449
   2004(1)                                  6,317          0.20              0.20             0.57             5.02         31
EXTENDED DURATION FUND
Class A
   2007*                               $  780,103          0.20%             0.20%            0.37%            5.81%        23%
   2007                                   370,667          0.20              0.20             0.38             5.63        123
   2006                                   222,923          0.20              0.20             0.39             4.64        170
   2005                                   154,779          0.20              0.20             0.41             3.99        379
   2004(1)                                 27,787          0.20              0.20             0.44             5.17         42
EMERGING MARKETS DEBT FUND
Class A
   2007*                               $  989,499          0.55%             0.55%            0.93%            6.35%        31%
   2007                                   804,036          0.55              0.55             0.94             6.16         89
   2006(2)                                479,808          0.55              0.55             0.95             5.43         51
REAL RETURN PLUS FUND
Class A
   2007*                               $  316,324          0.44%             0.44%            0.77%            4.69%        22%
   2007(7)                                221,531          0.44              0.44             0.78             5.67         18

 * For the six month period ended November 30, 2007 (Unaudited). All ratios for the period have been annualized.
** The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.18%.
 + Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(1) Commenced operations on April 21, 2004. All ratios for the period have been annualized.
(2) Commenced operations on December 5, 2005. All ratios for the period have been annualized.
(3) Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(4) Commenced operations on March 28, 2005. All ratios for the period have been annualized.
(5) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.37%, 0.37%, and 0.59%, respectively.
(6) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.60%, 0.60%, and 0.67%, respectively.
(7) Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(8) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.61%, respectively. Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     213

Notes to Financial Statements (Unaudited)
NOVEMBER 30, 2007

1. ORGANIZATION

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering 15 Funds: The Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, International Equity, World Equity Ex-US, Enhanced Income, Core Fixed Income, High Yield Bond, Long Duration, Extended Duration, Emerging Markets Debt and Real Return Plus Funds (each a "Fund," collectively, the "Funds") each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

Effective January 2, 2008, the Enhanced Income Fund's name changed to the Enhanced LIBOR Opportunities Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security


--------------------------------------------------------------------------------
214     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007
exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity and World Equity Ex-US Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds that hold international securities will value the non-U.S. securities in their fund that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The Large Cap Disciplined Equity, International Equity and World Equity Ex-US Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no reverse repurchase agreements outstanding as of November 30, 2007.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with U.S. Bank NA on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     215

NOVEMBER 30, 2007

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Large Cap Disciplined Equity, Small Cap, Small/Mid Cap Equity, International Equity, World Equity Ex-US, Enhanced Income, Core Fixed Income, Emerging Markets Debt and Real Return Plus Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or Statement of Assets and Liabilities.

FUTURES CONTRACTS -- Each of the Funds with the exception of the High Yield Bond Fund utilized futures contracts during the six month period ended November 30, 2007. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or Statement of Assets and Liabilities.

OPTIONS/SWAPTIONS WRITTEN/PURCHASED -- Each Fund may invest in financial options/swaptions contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Core Fixed Income Fund may also invest in financial option/swaption contracts to enhance the Fund's returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The International Equity, World Equity Ex-US and Core Fixed Income Funds had option/swaptions contracts as of November 30, 2007, as disclosed in the Fund's Schedule of Investments.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
216     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Written options transactions entered into during the six month period ended November 30, 2007 are summarized as follows:

----------------------------------------------------------------------------------------------------------------
                                   INTERNATIONAL                 WORLD EQUITY                CORE FIXED
                                    EQUITY FUND                   EX-US FUND                INCOME FUND
----------------------------------------------------------------------------------------------------------------
                              Number of         Premium   Number of         Premium   Number of         Premium
                              Contracts   ($ Thousands)   Contracts   ($ Thousands)   Contracts   ($ Thousands)
----------------------------------------------------------------------------------------------------------------
Balance at
   the beginning of period           --            $ --          --            $ --         507         $   105
Written                              28               4          49               8       7,573           4,011
Expired                              --              --          --              --      (2,066)           (889)
Closing buys                         --              --          --              --      (2,203)           (838)
----------------------------------------------------------------------------------------------------------------
Balance at
   the end of period                 28            $  4          49            $  8       3,811         $ 2,389
----------------------------------------------------------------------------------------------------------------

Written swaptions transactions entered into during the six month period ended November 30, 2007 are summarized as follows:
-------------------------------------------------------------------------------
                                                             CORE FIXED
                                                             INCOME FUND
-------------------------------------------------------------------------------
                                                     Number of          Premium
                                                     Contracts    ($ Thousands)
-------------------------------------------------------------------------------
Balance at
   the beginning of period                          138,000,000          $3,050
Written                                                      --              --
Expired                                                      --              --
Closing buys                                                 --              --
-------------------------------------------------------------------------------
Balance at
   the end of period                                138,000,000          $3,050
-------------------------------------------------------------------------------

At November 30, 2007 the Funds had cash and/or securities at least equal to the value of written options/swaptions.

SECURITIES SOLD SHORT -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SWAP AGREEMENTS -- A swap agreementis a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Credit-default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     217

NOVEMBER 30, 2007


receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect the Fund's value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

FORWARD TREASURY COMMITMENTS -- The Funds may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. The Funds may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

DELAYED DELIVERY TRANSACTIONS -- The Large Cap Disciplined Equity, Large Cap Diversified Alpha, Core Fixed Income, International Equity and World Equity Ex-US Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may


--------------------------------------------------------------------------------
218     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007
invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Enhanced Income and Emerging Markets Debt Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration, Extended Duration, High Yield Bond and Real Return Plus Funds; and declared and paid at least annually for the International Equity and World Equity Ex-US Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

RESTRICTED SECURITIES -- At November 30, 2007, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at November 30, 2007, were as follows:

                                      Number   Acquisition       Right to            Cost    Market Value     % of Net
                                   of Shares          Date   Acquire Date   ($ Thousands)   ($ Thousands)       Assets
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
   BA Energy PIPE                    119,000       8/10/06        8/10/06        $  1,004       $     833         0.04%
   BA Energy Deal # 3 PIPE            30,500       4/30/07        4/30/07             221             214         0.01%
   BPZ Energy PIPE                   205,289        5/7/07         5/7/07           1,179           2,340         0.13%
   Force Protection                  166,100      12/19/06       12/19/06           1,952           1,796         0.10%
   NNN Realty Advisors               169,500       11/9/07        11/9/07           1,695           1,017         0.05%
   Oil Sands Quest PIPE               74,000        5/2/07         5/2/07             204             333         0.02%
   Orion Marine Group                139,600        5/3/07         5/3/07           1,890           1,989         0.11%
   Rentech Warrants                   16,100        1/3/15         1/3/15              --              12         0.00%
   Synenco Energy                     27,419       8/24/05        8/24/05             317             204         0.01%
                                                                                 --------       ---------   ----------
                                                                                 $  8,462       $   8,738         0.47%

SMALL/MID CAP EQUITY FUND
   BA Energy PIPE                     80,500       8/10/06        8/10/06        $    679       $     564         0.03%
   BA Energy Deal # 3 PIPE            26,500       4/30/07        4/30/07             192             186         0.01%
   BPZ Energy PIPE                   185,500        5/7/07         5/7/07             977           2,115         0.09%
   Force Protection                  132,500      12/19/06       12/19/06           1,557           1,432         0.06%
   NNN Realty Advisors               237,000       11/9/07        11/9/07           2,180           1,422         0.06%
   Orion Marine Group                116,900        5/3/07         5/3/07           1,578           1,666         0.07%
   Rentech Warrants                   13,800        1/3/15         1/3/15              --              10         0.00%
   Synenco Energy                     12,051       8/24/05        8/24/05             140              90         0.00%
                                                                                 --------       ---------   ----------
                                                                                 $  7,303       $   7,485         0.32%

INVESTMENTS IN REAL ESTATE IN VESTMENT TRUSTS ("REITS") -- Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENTS --The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six month period ended November 30, 2007, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     219

NOVEMBER 30, 2007


INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, effective October 1, 2005, the advisory fee and voluntary expense limitations for Class A of each Fund are as follows:

--------------------------------------------------------------------------------
                                                   Advisory   Voluntary Expense
                                                       Fees         Limitations
--------------------------------------------------------------------------------
Large Cap Fund                                        0.400%             0.260%
Large Cap Diversified Alpha Fund                      0.400              0.350
Large Cap Disciplined Equity Fund                     0.400              0.220
Large Cap Index Fund                                  0.170              0.060
Small Cap Fund                                        0.650              0.540
Small/Mid Cap Equity Fund                             0.650              0.500
International Equity Fund                             0.505              0.390
World Equity Ex-US Fund                               0.550              0.600
Enhanced Income Fund                                  0.450              0.440
Core Fixed Income Fund                                0.300              0.140
High Yield Bond Fund                                  0.490              0.350
Long Duration Fund                                    0.300              0.200
Extended Duration Fund                                0.300              0.200
Emerging Markets Debt Fund                            0.850              0.550
Real Return Plus Fund                                 0.700              0.440

As of November 30, 2007, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

--------------------------------------------------------------------------------

Investment Sub-Adviser
--------------------------------------------------------------------------------
LARGE CAP FUND
AllianceBernstein L.P.
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
Enhanced Investment Technologies, LLC (Intech)
Goldman Sachs Asset Management
LSV Asset Management
Montag & Caldwell, Inc.
Quantitative Management Associates, LLC

LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, Inc.
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
Enhanced Investment Technologies, LLC (Intech)
Quantitative Management Associates, LLC
Smith Breeden Associates, Inc.

--------------------------------------------------------------------------------

Investment Sub-Adviser
--------------------------------------------------------------------------------
LARGE CAP DISCIPLINED EQUITY FUND
AlphaSimplex Group, LLC
Analytic Investors, Inc.
Enhanced Investment Technologies, LLC (Intech)
Quantitative Management Associates, LLC
Smith Breeden Associates, Inc.

LARGE CAP INDEX FUND
SSgA Funds Management, Inc.

SMALL CAP FUND
Artisan Partners Limited Partnership
BlackRock Capital Management, Inc.
David J. Greene and Company, LLC
Delaware Management Company
Integrity Asset Management, LLC
Janus Capital Management LLC
Lee Munder Investments Ltd.
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Martingale Asset Management, L.P.
Mazama Capital Management,  Inc.
McKinley Capital Management Inc.
PanAgora Asset Management,   Inc.
Robeco Investment Management, Inc.
Security Capital Research and Management Incorporated
Wellington Management Company, LLP

SMALL/MID CAP EQUITY FUND
BlackRock Capital Management, Inc.
Delaware Management Company
Integrity Asset Management, LLC
Janus Capital Management LLC
Lee Munder Investments, Ltd.
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
PanAgora Asset Management, Inc.
Security Capital Research and
   Management Incorporated
Wellington Management Company, LLP

INTERNATIONAL EQUITY FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management, Inc.
Capital Guardian Trust Company
Fuller & Thaler Asset Management, Inc.
McKinley Capital Management Inc.
Quantitative Management Associates, LLC
Record Currency Management Limited
Smith Breeden Associates, Inc.


--------------------------------------------------------------------------------
220     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

--------------------------------------------------------------------------------

Investment Sub-Adviser
--------------------------------------------------------------------------------
WORLD EQUITY EX-US FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management, Inc.
Capital Guardian Trust Company
Fuller & Thaler Asset Management, Inc.
McKinley Capital Management Inc.
Quantitative Management Associates, LLC
Record Currency Management Limited
Rexiter Capital Management Limited
Smith Breeden Associates, Inc.

ENHANCED INCOME FUND
Highland Capital Management L.P.
Record Currency Management Limited
Wellington Management Company, LLP

CORE FIXED INCOME FUND
ING Investment Management Co.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited

HIGH YIELD BOND FUND
Ares Management LLC
J.P. Morgan Investment Management, Inc.
Nomura Corporate Research &
   Asset Management, Inc.

LONG DURATION FUND
Metropolitan West Asset Management LLC

EXTENDED DURATION FUND
Metropolitan West Asset Management LLC

EMERGING MARKETS DEBT FUND
Ashmore Investment Management Limited
ING Investment Management Co.
Stone Harbor Investment Partners LP

REAL RETURN PLUS FUND
Deutsche Investment Management Americas, Inc.
First Quadrant, L.P.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission ("SEC") rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended November 30, 2007 were as follows ($ Thousands):

Large Cap Fund                                                 $ 22
Small Cap Fund                                                  184
Small/Mid Cap Equity Fund                                       141
International Equity Fund                                        75
World Equity Ex-US Fund                                          76
                                                               ----
                                                               $498
                                                               ====

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended November 30, 2007 were as follows ($ Thousands):

Large Cap Fund                                                 $ 38
Small Cap Fund                                                  401
Small/Mid Cap Equity Fund                                       425
                                                               ----
                                                               $864
                                                               ====

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended November 30, 2007, can be found on the Financial Highlights.

INVESTMENT IN AFFILIATED COMPANIES -- The Funds may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its Index. The Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund LP.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     221

NOVEMBER 30, 2007


4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                              LARGE CAP                   LARGE CAP
                                                                             DIVERSIFIED                 DISCIPLINED
                                                LARGE CAP FUND                ALPHA FUND                 EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
                                             6/1/07                    6/1/07                      6/1/07
                                          to 11/30/07     6/1/06     to 11/30/07      6/1/06     to 11/30/07      6/1/06
                                          (Unaudited)   to 5/31/07   (Unaudited)    to 5/31/07   (Unaudited)    to 5/31/07
----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                              561        1,317         9,279        33,976(1)     131,061(1)    103,185(1)
     Shares Issued in Lieu of
       Dividends and Distributions              251          678           336           519          6,480        23,565
     Shares Redeemed                        (14,692)     (15,154)       (7,206)(2)   (10,457)       (47,501)(2)   (61,085)
     Effect of Stock Split                       --           --            --            --             --       439,286
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Class A Transactions      (13,880)     (13,159)        2,409        24,038         90,040       504,951
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                  LARGE CAP                                             SMALL/MID CAP
                                                  INDEX FUND                SMALL CAP FUND               EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
                                            6/1/07                     6/1/07                      6/1/07
                                          to 11/30/07     6/1/06     to 11/30/07      6/1/06     to 11/30/07       6/1/06
                                          (Unaudited)   to 5/31/07   (Unaudited)    to 5/31/07   (Unaudited)     to 5/31/07
----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                               85          280         3,634        14,887         52,835(1)     21,452
     Shares Issued in Lieu of
       Dividends and Distributions               25           78           424        15,994            462         8,913
     Shares Redeemed                           (244)        (524)       (8,479)      (26,642)       (10,033)      (11,013)
     Effect of Stock Split                       --           --            --            --             --        96,339
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Class A Transactions         (134)        (166)       (4,421)        4,239         43,264       115,691
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                INTERNATIONAL                WORLD EQUITY                 ENHANCED
                                                 EQUITY FUND                  EX-US FUND               INCOME FUND(3)
----------------------------------------------------------------------------------------------------------------------------
                                             6/1/07                     6/1/07                      6/1/07
                                          to 11/30/07      6/1/06     to 11/30/07      6/1/06     to 11/30/07    12/14/06
                                          (Unaudited)    to 5/31/07   (Unaudited)    to 5/31/07   (Unaudited)   to 5/31/07
----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                            5,284       13,259        61,794        71,102         13,318        12,291
     Shares Issued in Lieu of
       Dividends and Distributions               --       28,933            --         6,384            433           171
     Shares Redeemed                        (17,510)     (34,641)      (11,873)      (18,759)        (2,439)         (286)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     Derived from Class A Transactions      (12,226)       7,551        49,921        58,727         11,312        12,176
============================================================================================================================

(1)   Includes subscriptions as a result of in-kind transfers of securities (see
      Note 8).
(2)   Includes redemptions as a result of in-kind transfers of securities (see
      Note 8).
(3) The Enhanced Income Fund commenced operations on December 14, 2006. Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
222     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

----------------------------------------------------------------------------------------------------------------------------
                                                                                                            LONG
                                                 CORE FIXED                   HIGH YIELD                  DURATION
                                                INCOME FUND                   BOND FUND                     FUND
----------------------------------------------------------------------------------------------------------------------------
                                             6/1/07                     6/1/07                      6/1/07
                                          to 11/30/07     6/1/06     to 11/30/07      6/1/06     to 11/30/07      6/1/06
                                          (Unaudited)   to 5/31/07   (Unaudited)    to 5/31/07   (Unaudited)    to 5/31/07
----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                          112,354      200,308        24,819        39,242          1,409         1,075
     Shares Issued in Lieu of
       Dividends and Distributions           16,045       27,065         5,118         8,625            547           954
     Shares Redeemed                        (70,597)    (109,460)       (6,996)      (13,284)        (1,392)         (394)
----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions               57,802      117,913        22,941        34,583            564         1,635
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                  EXTENDED                     EMERGING                    REAL
                                                  DURATION                     MARKETS                     RETURN
                                                    FUND                      DEBT FUND                  PLUS FUND(1)
----------------------------------------------------------------------------------------------------------------------------
                                           6/1/07                        6/1/07                       6/1/07
                                        to 11/30/07       6/1/06      to 11/30/07      6/1/06      to 11/30/07    12/14/06
                                        (Unaudited)     to 5/31/07    (Unaudited)    to 5/31/07    (Unaudited)   to 5/31/07
----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                           36,401       15,142        20,332        27,399         10,644        22,760
     Shares Issued in Lieu of
       Dividends and Distributions            1,467        1,544         2,527         3,858             --           238
     Shares Redeemed                         (2,837)      (1,733)       (4,055)       (5,979)        (3,900)       (1,055)
----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions               35,031       14,953        18,804        25,278          6,744        21,943
============================================================================================================================

(1) The Real Return Plus Fund commenced operations on December 14, 2006.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six month period ended November 30, 2007, were as follows:

-------------------------------------------------------------------------------------
                                          U.S. Gov't            Other           Total
                                       ($ Thousands)    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------
LARGE CAP FUND
Purchases                                 $       --       $  143,835      $  143,835
Sales                                             --          414,111         414,111
LARGE CAP DIVERSIFIED ALPHA FUND*
Purchases                                     70,101          394,520         464,621
Sales                                         92,911          321,558         414,469
LARGE CAP DISCIPLINED EQUITY FUND*
Purchases                                  1,207,716        5,412,234       6,619,950
Sales                                      1,694,761        3,925,540       5,620,301
LARGE CAP INDEX FUND
Purchases                                         --           21,687          21,687
Sales                                             --           42,927          42,927
SMALL CAP FUND
Purchases                                         --        1,025,949       1,025,949
Sales                                             --        1,093,123       1,093,123
SMALL/MID CAP FUND*
Purchases                                         --        1,502,203       1,502,203
Sales                                             --          880,028         880,028
INTERNATIONAL EQUITY FUND
Purchases                                    579,814          500,511       1,080,325
Sales                                        557,141          686,593       1,243,734

-------------------------------------------------------------------------------------
                                          U.S. Gov't            Other           Total
                                       ($ Thousands)    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------
WORLD EQUITY EX-US FUND
Purchases                                $ 1,064,432       $1,406,872     $ 2,471,304
Sales                                        994,995          707,053       1,702,048
ENHANCED INCOME FUND
Purchases                                     17,596           70,563          88,159
Sales                                         15,934            3,270          19,204
CORE FIXED INCOME FUND
Purchases                                 12,542,806        1,350,632      13,893,438
Sales                                     12,204,404          889,776      13,094,180
HIGH YIELD BOND FUND
Purchases                                         --          501,937         501,937
Sales                                             --          316,139         316,139
LONG DURATION BOND FUND
Purchases                                      6,231           45,369          51,600
Sales                                         10,480           29,250          39,730
EXTENDED DURATION BOND FUND
Purchases                                     14,566          216,994         231,560
Sales                                         15,165           56,611          71,776
EMERGING MARKETS DEBT FUND
Purchases                                         --          372,061         372,061
Sales                                             --          235,717         235,717
REAL RETURN PLUS FUND
Purchases                                    121,641               --         121,641
Sales                                         54,554               --          54,554

* Includes in-kind transactions (see Note 8).


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     223

NOVEMBER 30, 2007


6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains).

Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2007 were as follows:

-------------------------------------------------------------------------------------------
                                       Ordinary              Long-term
                                         Income           Capital Gain               Total
                                  ($ Thousands)          ($ Thousands)       ($ Thousands)
-------------------------------------------------------------------------------------------
Large Cap Fund           2007     $      12,254           $         --       $      12,254
                         2006            19,617                     --              19,617
Large Cap Diversified
   Alpha Fund            2007             5,094                  1,505               6,599
                         2006               167                     --                 167
Large Cap Disciplined
   Equity Fund           2007           237,780                132,166             369,946
                         2006           172,080                108,577             280,657

-------------------------------------------------------------------------------------------
                                       Ordinary              Long-term
                                         Income           Capital Gain               Total
                                  ($ Thousands)          ($ Thousands)       ($ Thousands)
-------------------------------------------------------------------------------------------
Large Cap Index
   Fund                  2007     $       7,885           $      1,949        $      9,834
                         2006             6,360                  3,238               9,598
Small Cap Fund           2007            86,056                164,468             250,524
                         2006            45,737                 93,718             139,455
Small/Mid Cap
   Equity Fund           2007            60,501                 67,293             127,794
                         2006            34,951                 19,445              54,396
International Equity
   Fund                  2007           146,614                238,163             384,777
                         2006            49,222                 14,153              63,375
World Equity Ex-US
   Fund                  2007            80,977                 10,314              91,291
                         2006             6,142                     --               6,142
Enhanced Income
   Fund                  2007             1,709                     --               1,709
Core Fixed Income
   Fund                  2007           279,194                     --             279,194
                         2006           212,264                  1,463             213,727
High Yield Bond
   Fund                  2007            89,624                     --              89,624
                         2006            27,352                     --              27,352
Long Duration Fund       2007             9,267                     --               9,267
                         2006             8,254                      3               8,257
Extended Duration
   Fund                  2007            14,980                     --              14,980
                         2006            16,599                     15              16,614
Emerging Markets
   Debt Fund             2007            41,623                     --              41,623
                         2006             5,375                     --               5,375
Real Return Plus
   Fund                  2007             2,421                     --               2,421

As of May 31, 2007, the components of Distributable Earnings/(Accumulated Losses) were as follows:

--------------------------------------------------------------------------------------------------------------------
                                     Undistributed   Undistributed         Capital            Post              Post
                                          Ordinary       Long-Term            Loss         October           October
                                            Income    Capital Gain   Carryforwards          Losses   Currency Losses
                                     ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------------------------------------------
Large Cap Fund                        $      2,077   $          --   $    (155,287)  $          --   $            --
Large Cap Diversified Alpha Fund            11,981           4,805              --              --                --
Large Cap Disciplined Equity Fund          241,227         182,292              --              --                --
Large Cap Index Fund                         2,089           3,432              --              --                --
Small Cap Fund                              52,986          56,768              --              --               (10)
Small/Mid Cap Equity Fund                   47,893          43,950              --              --               (31)
International Equity Fund                  136,790          75,887              --              --                --
World Equity Ex-US Fund                    118,246          37,914              --              --                --
Enhanced Income Fund                         1,751             161              --              --                --
Core Fixed Income Fund                      25,163              --         (41,415)         (5,288)           (1,027)
High Yield Bond Fund                        15,553           1,453              --              --                --
Long Duration Fund                             803              --          (2,250)         (2,997)               --
Extended Duration Fund                       1,659              --          (4,642)         (4,342)               --
Emerging Markets Debt Fund                  20,631           1,133              --              --                --
Real Return Plus Fund                        4,164             457              --              --                --

---------------------------------------------------------------------------------------------
                                        Unrealized          Other                      Total
                                      Appreciation      Temporary    Distributable Earnings/
                                    (Depreciation)    Differences       (Accumulated Losses)
                                     ($ Thousands)  ($ Thousands)              ($ Thousands)
---------------------------------------------------------------------------------------------
Large Cap Fund                           $ 135,651   $      (621)                $   (18,180)
Large Cap Diversified Alpha Fund            49,102        (6,556)                     59,332
Large Cap Disciplined Equity Fund          981,637        (1,165)                  1,403,991
Large Cap Index Fund                       143,684          (442)                    148,763
Small Cap Fund                             374,424           997                     485,165
Small/Mid Cap Equity Fund                  283,992        (2,229)                    373,575
International Equity Fund                  335,792           239                     548,708
World Equity Ex-US Fund                    311,213        (2,818)                    464,555
Enhanced Income Fund                           155          (383)                      1,684
Core Fixed Income Fund                     (50,635)      (23,955)                    (97,157)
High Yield Bond Fund                        25,985       (10,611)                     32,380
Long Duration Fund                          (5,246)       (1,839)                    (11,529)
Extended Duration Fund                     (30,797)       (4,304)                    (42,426)
Emerging Markets Debt Fund                  29,230        (4,689)                     46,305
Real Return Plus Fund                       (1,888)       (1,483)                      1,250


--------------------------------------------------------------------------------
224     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Post-October losses represent losses realized on investment transactions from November 1, 2006 through May 31, 2007 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

--------------------------------------------------------------------------------------------
                                                                                      Total
                                                                               Capital Loss
                                    Expires         Expires         Expires   Carryforwards
                                       2011            2014            2015        11/30/07
                              ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------
Large Cap Fund                    $ 155,287        $     --        $     --       $ 155,287
Core Fixed Income Fund                   --          15,381          26,034          41,415
Long Duration Fund                       --              --           2,250           2,250
Extended Duration Fund                   --              --           4,642           4,642

During the year ended May 31, 2007, the Large Cap Fund utilized $47,566,633 of capital loss carryforwards, to offset capital gains.

For Federal income tax purposes, the cost of securities owned at November 30, 2007, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2007, was as follows:

---------------------------------------------------------------------------------------------
                                                                                         Net
                                                                                  Unrealized
                                    Federal     Appreciated     Depreciated     Appreciation
                                   Tax Cost      Securities      Securities   (Depreciation)
                              ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------------------------
Large Cap Fund                $     361,340   $      88,071   $     (16,113)  $       71,958
Large Cap Diversified
   Alpha Fund                       501,454          42,971         (19,363)          23,608
Large Cap Disciplined
   Equity Fund                    8,430,712         900,137        (232,462)         667,675
Large Cap Index Fund                295,367         137,488         (11,849)         125,639
Small Cap Fund                    2,302,969         249,739        (173,291)          76,448
Small/Mid Cap Equity Fund         2,752,592         227,139        (191,502)          35,637
International Equity Fund         1,460,160         303,558         (35,666)         267,892
World Equity Ex-US Fund           2,787,704         389,373         (59,718)         329,655
Enhanced Income Fund                230,605             377          (7,063)          (6,686)
Core Fixed Income Fund            9,063,205         134,009         (58,967)          75,042
High Yield Bond Fund              1,600,138           8,260         (67,681)         (59,421)
Long Duration Fund                  198,197           1,723          (8,393)          (6,670)
Extended Duration Fund              706,516           3,666         (24,031)         (20,365)
Emerging Markets Debt Fund          977,398          29,575         (19,569)          10,006
Real Return Plus Fund               298,414          14,131              --           14,131

7. CONCENTRATION/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration, Extended Duration and High Yield Bond Funds' investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. IN-KIND TRANSFERS OF SECURITIES

During the six month period ended November 30, 2007, the Large Cap Diversified Alpha, Large Cap Disciplined Equity, and Small/Mid Cap Equity Funds issued (redeemed) shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of such transactions.
--------------------------------------------------------------------------------
                                         Shares
                                         Issued          Value      Gain (Loss)
                                     (Redeemed)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund
      08/31/07                       (4,392,890)      $ (43,929)       $ (2,046)
Large Cap Disciplined
   Equity Fund
      06/29/07                          478,248           6,739              --
      08/31/07                      (90,947,378)       (909,474)        (32,482)
      10/31/07                        1,513,388          21,505              --
Small/Mid Cap
   Equity Fund
      10/26/07                        1,208,695          17,357              --


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     225

Notes to Financial Statements (Unaudited) (Concluded)
NOVEMBER 30, 2007


During the year ended May 31, 2007, the Large Cap Disciplined Equity and Large Cap Diversified Alpha Funds issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of such transactions.

--------------------------------------------------------------------------------
                                            Shares           Value
                                            Issued   ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund
      09/29/06                             928,885        $  9,614
Large Cap Disciplined
   Equity Fund
      06/30/06                             155,459          19,260
      07/31/06                             118,902          14,756
      09/29/06                             364,480          47,218
      03/30/07                             584,267           7,794
      04/16/07                             137,659           1,897

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. Funds received cash as collateral for securities on loan and made investments. Investments purchased with cash collateral are presented on the schedule of investments for each Fund.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

11. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOI's were the market values as of November 30, 2007 and do not reflect any market events after November 30, 2007.


--------------------------------------------------------------------------------
226     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Disclosure of Fund Expenses (Unaudited)
NOVEMBER 30, 2007


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     227

Disclosure of Fund Expenses (Unaudited) (Concluded)
NOVEMBER 30, 2007

                                       BEGINNING     ENDING                  EXPENSE
                                        ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                         VALUE        VALUE       EXPENSE     DURING
                                        6/1/07      11/30/07      RATIOS     PERIOD*
-------------------------------------------------------------------------------------
LARGE CAP FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $   983.60      0.26%      $ 1.29
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,023.70      0.26%      $ 1.32
-------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $   961.60      0.57%      $ 2.80
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,022.15      0.57%      $ 2.88
-------------------------------------------------------------------------------------
LARGE CAP DISCIPLINED EQUITY FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $   955.00      0.20%      $ 1.00
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,023.98      0.20%      $ 1.03
-------------------------------------------------------------------------------------
LARGE CAP INDEX FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $   974.30      0.06%      $ 0.30
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,024.70      0.06%      $ 0.30
-------------------------------------------------------------------------------------
SMALL CAP FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $   900.30      0.52%      $ 2.47
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,022.40      0.52%      $ 2.63
-------------------------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $   904.70      0.49%      $ 2.33
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,022.55      0.49%      $ 2.48
-------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $   994.40      0.41%      $ 2.04
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,022.95      0.41%      $ 2.07
-------------------------------------------------------------------------------------
WORLD EQUITY EX-US FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $ 1,028.20      0.60%      $ 3.04
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,022.00      0.60%      $ 3.03

                                       BEGINNING     ENDING                  EXPENSE
                                        ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                         VALUE        VALUE       EXPENSE     DURING
                                        6/1/07      11/30/07      RATIOS     PERIOD*
-------------------------------------------------------------------------------------
ENHANCED INCOME FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $   964.40      0.44%      $ 2.16
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,022.80      0.44%      $ 2.23
-------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $ 1,048.70      0.14%      $ 0.72
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,024.30      0.14%      $ 0.71
-------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $   970.90      0.35%      $ 1.72
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,023.25      0.35%      $ 1.77
-------------------------------------------------------------------------------------
LONG DURATION FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $ 1,061.90      0.20%      $ 1.03
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,024.00      0.20%      $ 1.01
-------------------------------------------------------------------------------------
EXTENDED DURATION FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $ 1,154.30      0.20%      $ 1.08
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,024.00      0.20%      $ 1.01
-------------------------------------------------------------------------------------
EMERGING MARKETS DEBT FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $ 1,010.80      0.55%      $ 2.76
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,022.25      0.55%      $ 2.78
-------------------------------------------------------------------------------------
REAL RETURN PLUS FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                        $ 1,000.00   $ 1,092.10      0.44%      $ 2.30
HYPOTHETICAL 5% RETURN
Class A Shares                        $ 1,000.00   $ 1,022.80      0.44%      $ 2.23

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period shown).


--------------------------------------------------------------------------------
228     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)
NOVEMBER 30, 2007

The SEI Institutional Investments Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the March 14, 2007, June 28-29, 2007 and September 19-20, 2007 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

     o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

     o the Funds' investment performance and how it compared to that of other comparable mutual funds;

     o the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007     229

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Concluded) (Unaudited)
NOVEMBER 30, 2007

     o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

     o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
230     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2007

Notes

Notes

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2007


Robert A. Nesher, CHAIRMAN


TRUSTEES
William M. Doran
F. Wendell Gooch*
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams
Mitchell A. Johnson
* Retired as of December 5, 2007.

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

SEI NEW WAYS.
    NEW ANSWERS.(R)
SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)





SEI-F-120 (11/07)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Institutional Investments Trust




By (Signature and Title)*                  /s/ Robert A. Nesher
                                           -------------------------------------
                                           Robert A. Nesher, President & CEO

Date: February 7, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           -------------------------------------
                                           Robert A. Nesher, President & CEO

Date: February 7, 2008

By (Signature and Title)*                  /s/ Stephen F. Panner
                                           -------------------------------------
                                           Stephen F. Panner, Controller & CFO

Date: February 7, 2008
* Print the name and title of each signing officer under his or her signature.